UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file numbers: 811-07332 and 811-08162

Name of Fund: BlackRock Funds III

BlackRock Cash Funds: Institutional

BlackRock Cash Funds: Prime

BlackRock Cash Funds: Treasury

BlackRock CoreAlpha Bond Fund

BlackRock Advantage International Fund (Formerly BlackRock Disciplined

        International Fund)

BlackRock Large Cap Index Fund

BlackRock LifePath® Dynamic Retirement Fund

BlackRock LifePath® Dynamic 2020 Fund

BlackRock LifePath® Dynamic 2025 Fund

BlackRock LifePath® Dynamic 2030 Fund

BlackRock LifePath® Dynamic 2035 Fund

BlackRock LifePath® Dynamic 2040 Fund

BlackRock LifePath® Dynamic 2045 Fund

BlackRock LifePath® Dynamic 2050 Fund

BlackRock LifePath® Dynamic 2055 Fund

BlackRock LifePath® Index Retirement Fund

BlackRock LifePath® Index 2020 Fund

BlackRock LifePath® Index 2025 Fund

BlackRock LifePath® Index 2030 Fund

BlackRock LifePath® Index 2035 Fund

BlackRock LifePath® Index 2040 Fund

BlackRock LifePath® Index 2045 Fund

BlackRock LifePath® Index 2050 Fund

BlackRock LifePath® Index 2055 Fund

BlackRock LifePath® Index 2060 Fund

BlackRock S&P 500 Index Fund

BlackRock Total International ex U.S. Index Fund

BlackRock U.S. Total Bond Index Fund

Master Investment Portfolio

Active Stock Master Portfolio

CoreAlpha Bond Master Portfolio

International Tilts Master Portfolio

Large Cap Index Master Portfolio

LifePath® Dynamic Retirement Master Portfolio

LifePath® Dynamic 2020 Master Portfolio

LifePath® Dynamic 2025 Master Portfolio

LifePath® Dynamic 2030 Master Portfolio

LifePath® Dynamic 2035 Master Portfolio

LifePath® Dynamic 2040 Master Portfolio

LifePath® Dynamic 2045 Master Portfolio

LifePath® Dynamic 2050 Master Portfolio

LifePath® Dynamic 2055 Master Portfolio

LifePath® Index Retirement Master Portfolio

LifePath® Index 2020 Master Portfolio

LifePath® Index 2025 Master Portfolio

LifePath® Index 2030 Master Portfolio

LifePath® Index 2035 Master Portfolio

LifePath® Index 2040 Master Portfolio

LifePath® Index 2045 Master Portfolio

LifePath® Index 2050 Master Portfolio

LifePath® Index 2055 Master Portfolio

LifePath® Index 2060 Master Portfolio

Money Market Master Portfolio

Prime Money Market Master Portfolio

S&P 500 Index Master Portfolio

Total International ex U.S. Index Master Portfolio

Treasury Money Market Master Portfolio

U.S. Total Bond Index Master Portfolio

Fund Address:    100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: John M. Perlowski, Chief Executive Officer, BlackRock Funds III and Master Investment Portfolio, 55 East 52nd Street, New York, NY 10055

Registrants’ telephone number, including area code: (800) 537-4942

Date of fiscal year end: 12/31/2017

Date of reporting period: 03/31/2017

Item 1 – Schedule of Investments

Schedule of Investments March 31, 2017 (Unaudited)	BlackRock Advantage International Fund (fka BlackRock Disciplined International Fund) (Percentages shown are based on Net Assets)

Mutual Fund	Value
International Tilts Master Portfolio	$5,311,140
Total Investments (Cost — $4,763,954) — 100.7%	5,311,140
Liabilities in Excess of Other Assets — (0.7)%	(35,710)

Net Assets — 100.0%	$5,275,430

BlackRock Advantage International Fund (the “Fund”) seeks to achieve its investment objective by investing all of its assets in International Tilts Master Portfolio (the “Master Portfolio”), which has the same investment objective and strategies as the Fund. As of March 31, 2017, the value of the investment and the percentage owned by the Fund of the Master Portfolio was $5,311,140 and 2.9%, respectively.

The Fund records its investment in the Master Portfolio at fair value. The Fund’s investment in the Master Portfolio is valued pursuant to the pricing policies approved by the Board of Trustees of the Master Portfolio.

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access

•

Level 2 — other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the BlackRock Global Valuation Methodologies Committee (the “Global Valuation Committee”) in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. Level 3 investments may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the Global Valuation Committee in the absence of market information.

Changes in valuation techniques may result in transfers into or out of an assigned level within the hierarchy. In accordance with the Fund’s policy, transfers between different levels of the fair value hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments is based on the pricing transparency of the investments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments, refer to the Fund’s most recent financial statements as contained in its annual report.

As of period end, the Fund’s investment in the Master Portfolio was classified as Level 2.

During the period ended March 31, 2017, there were no transfers between levels.

BLACKROCK FUNDS III	MARCH 31, 2017	1

Schedule of Investments March 31, 2017 (Unaudited)	BlackRock Cash Funds: Institutional of BlackRock Funds III (Percentages shown are based on Net Assets)

Mutual Fund	Value
Money Market Master Portfolio of Master Investment Portfolio	$45,036,937,783
Total Investments (Cost — $45,019,016,963) — 100.1%	45,036,937,783
Liabilities in Excess of Other Assets — (0.1)%	(40,371,370)

Net Assets — 100.0%	$44,996,566,413

BlackRock Cash Funds: Institutional (the “Fund”) seeks to achieve its investment objective by investing all of its assets in Money Market Master Portfolio (the “Master Portfolio”), which has the same investment objective and strategies as the Fund. As of March 31, 2017, the value of the investment and the percentage owned by the Fund of the Master Portfolio was $45,036,937,783 and 100.0%, respectively.

The Fund records its investment in the Master Portfolio at fair value. The Fund’s investment in the Master Portfolio is valued pursuant to the pricing policies approved by the Board of Directors of the Master Portfolio.

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access

•

Level 2 — other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Changes in valuation techniques may result in transfers into or out of an assigned level within the hierarchy. In accordance with the Fund’s policy, transfers between different levels of the fair value hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments is based on the pricing transparency of the investments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments, refer to the Fund’s most recent financial statements as contained in its annual report.

As of period end, the Fund’s investment in the Master Portfolio was classified as Level 2.

During the period ended March 31, 2017, there were no transfers between levels.

BLACKROCK FUNDS III	MARCH 31, 2017	1

Schedule of Investments March 31, 2017 (Unaudited)	BlackRock Cash Funds: Prime of BlackRock Funds III (Percentages shown are based on Net Assets)

Mutual Fund	Value
Prime Money Market Master Portfolio of Master Investment Portfolio	$22,529,521
Total Investments (Cost — $22,529,521) — 100.0%	22,529,521
Liabilities in Excess of Other Assets — (0.0)%	(3,673)

Net Assets — 100.0%	$22,525,848

BlackRock Cash Funds: Prime (the “Fund”) seeks to achieve its investment objective by investing all of its assets in Prime Money Market Master Portfolio (the “Master Portfolio”), which has the same investment objective and strategies as the Fund. As of March 31, 2017, the value of the investment and the percentage owned by the Fund of the Master Portfolio was $22,529,521 and 100.0%, respectively.

The Fund records its investment in the Master Portfolio at fair value. The Fund’s investment in the Master Portfolio is valued pursuant to the pricing policies approved by the Board of Directors of the Master Portfolio.

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access

•

Level 2 — other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Changes in valuation techniques may result in transfers into or out of an assigned level within the hierarchy. In accordance with the Fund’s policy, transfers between different levels of the fair value hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments is based on the pricing transparency of the investments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments, refer to the Fund’s most recent financial statements as contained in its annual report.

As of period end, the Fund’s investment in the Master Portfolio was classified as Level 2.

During the period ended March 31, 2017, there were no transfers between levels.

BLACKROCK FUNDS III	MARCH 31, 2017	1

Schedule of Investments March 31, 2017 (Unaudited)	BlackRock Cash Funds: Treasury of BlackRock Funds III (Percentages shown are based on Net Assets)

Mutual Fund	Value
Treasury Money Market Master Portfolio of Master Investment Portfolio	$3,899,773,787
Total Investments (Cost — $3,899,773,787) — 100.0%	3,899,773,787
Liabilities in Excess of Other Assets — (0.0)%	(1,648,253)

Net Assets — 100.0%	$3,898,125,534

BlackRock Cash Funds: Treasury (the “Fund”) seeks to achieve its investment objective by investing all of its assets in Treasury Money Market Master Portfolio (the “Master Portfolio”), which has the same investment objective and strategies as the Fund. As of March 31, 2017, the value of the investment and the percentage owned by the Fund of the Master Portfolio was $3,899,773,787 and 59.7%, respectively.

The Fund records its investment in the Master Portfolio at fair value. The Fund’s investment in the Master Portfolio is valued pursuant to the pricing policies approved by the Board of Trustees of the Master Portfolio.

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access

•

Level 2 — other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Changes in valuation techniques may result in transfers into or out of an assigned level within the hierarchy. In accordance with the Fund’s policy, transfers between different levels of the fair value hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments is based on the pricing transparency of the investments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments, refer to the Fund’s most recent financial statements as contained in its annual report.

As of period end, the Fund’s investment in the Master Portfolio was classified as Level 2.

During the period ended March 31, 2017, there were no transfers between levels.

BLACKROCK FUNDS III	MARCH 31, 2017	1

Schedule of Investments March 31, 2017 (Unaudited)	BlackRock Core Alpha Bond Fund of BlackRock Funds III (Percentages shown are based on Net Assets)

Mutual Fund	Value
CoreAlpha Bond Master Portfolio of Master Investment Portfolio	$356,733,562
Total Investments (Cost — $359,869,272) — 100.0%	356,733,562
Liabilities in Excess of Other Assets — (0.0)%	(107,928)

Net Assets — 100.0%	$356,625,634

BlackRock CoreAlpha Bond Fund (the “Fund”) seeks to achieve its investment objective by investing all of its assets in CoreAlpha Bond Master Portfolio (the “Master Portfolio”), which has the same investment objective and strategies as the Fund. As of March 31, 2017, the value of the investment and the percentage owned by the Fund of the Master Portfolio was $356,733,562 and 53.2%, respectively.

The Fund records its investment in the Master Portfolio at fair value. The Fund’s investment in the Master Portfolio is valued pursuant to the pricing policies approved by the Board of Trustees of the Master Portfolio.

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access

•

Level 2 — other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the BlackRock Global Valuation Methodologies Committee (the “Global Valuation Committee”) in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. Level 3 investments may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the Global Valuation Committee in the absence of market information.

Changes in valuation techniques may result in transfers into or out of an assigned level within the hierarchy. In accordance with the Fund’s policy, transfers between different levels of the fair value hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments is based on the pricing transparency of the investments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments, refer to the Fund’s most recent financial statements as contained in its annual report.

As of period end, the Fund’s investment in the Master Portfolio was classified as Level 2.

During the period ended March 31, 2017, there were no transfers between levels.

BLACKROCK FUNDS III	MARCH 31, 2017	1

Schedule of Investments March 31, 2017 (Unaudited)	BlackRock Large Cap Index Fund of BlackRock Funds III (Percentages shown are based on Net Assets)

Mutual Fund	Value
Large Cap Index Master Portfolio of Master Investment Portfolio	$4,597,919,947
Total Investments (Cost — $4,017,732,200) — 100.0%	4,597,919,947
Other Assets Less Liabilities — 0.0%	—

Net Assets — 100.0%	$4,597,919,947

BlackRock Large Cap Index Fund (the “Fund”) seeks to achieve its investment objective by investing all of its assets in Large Cap Index Master Portfolio (the “Master Portfolio”), which has the same investment objective and strategies as the Fund. As of March 31, 2017, the value of the investment and the percentage owned by the Fund of the Master Portfolio was $4,597,919,947 and 96.2%, respectively.

The Fund records its investment in the Master Portfolio at fair value. The Fund’s investment in the Master Portfolio is valued pursuant to the pricing policies approved by the Board of Trustees of the Master Portfolio.

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access

•

Level 2 — other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the BlackRock Global Valuation Methodologies Committee (the “Global Valuation Committee”) in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. Level 3 investments may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the Global Valuation Committee in the absence of market information.

Changes in valuation techniques may result in transfers into or out of an assigned level within the hierarchy. In accordance with the Fund’s policy, transfers between different levels of the fair value hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments is based on the pricing transparency of the investments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments, refer to the Fund’s most recent financial statements as contained in its annual report.

As of period end, the Fund’s investment in the Master Portfolio was classified as Level 2.

During the period ended March 31, 2017, there were no transfers between levels.

BLACKROCK FUNDS III	MARCH 31, 2017	1

Schedule of Investments March 31, 2017 (Unaudited)	BlackRock LifePath Dynamic Retirement Fund of BlackRock Funds III (Percentages shown are based on Net Assets)

Mutual Fund	Value
LifePath Dynamic Retirement Master Portfolio of Master Investment Portfolio	$142,212,331
Total Investments (Cost — $105,457,637) — 100.0%	142,212,331
Liabilities in Excess of Other Assets — (0.0)%	(66,202)

Net Assets — 100.0%	$142,146,129

BlackRock LifePath Dynamic Retirement Fund (the “Fund”) seeks to achieve its investment objective by investing all of its assets in LifePath Dynamic Retirement Master Portfolio (the “LifePath Master Portfolio”), which has the same investment objective and strategies as the Fund. As of March 31, 2017, the value of the investment and the percentage owned by the Fund of the LifePath Master Portfolio was $142,212,331 and 100.0%, respectively.

The Fund records its investment in the LifePath Master Portfolio at fair value. The Fund’s investment in the LifePath Master Portfolio is valued pursuant to the pricing policies approved by the Board of Trustees of the LifePath Master Portfolio.

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access

•

Level 2 — other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the BlackRock Global Valuation Methodologies Committee (the “Global Valuation Committee”) in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. Level 3 investments may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the Global Valuation Committee in the absence of market information.

Changes in valuation techniques may result in transfers into or out of an assigned level within the hierarchy. In accordance with the Fund’s policy, transfers between different levels of the fair value hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments is based on the pricing transparency of the investments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments, refer to the Fund’s most recent financial statements as contained in its annual report.

As of period end, the Fund’s investment in the LifePath Master Portfolio was classified as Level 2.

During the period ended March 31, 2017, there were no transfers between levels.

BLACKROCK FUNDS III	MARCH 31, 2017	1

Schedule of Investments March 31, 2017 (Unaudited)	BlackRock LifePath Dynamic 2020 Fund of BlackRock Funds III (Percentages shown are based on Net Assets)

Mutual Fund	Value
LifePath Dynamic 2020 Master Portfolio of Master Investment Portfolio	$402,709,494
Total Investments (Cost — $304,164,102) — 100.0%	402,709,494
Liabilities in Excess of Other Assets — (0.0)%	(197,285)

Net Assets — 100.0%	$402,512,209

BlackRock LifePath Dynamic 2020 Fund (the “Fund”) seeks to achieve its investment objective by investing all of its assets in LifePath Dynamic 2020 Master Portfolio (the “LifePath Master Portfolio”), which has the same investment objective and strategies as the Fund. As of March 31, 2017, the value of the investment and the percentage owned by the Fund of the LifePath Master Portfolio was $402,709,494 and 100.0%, respectively.

The Fund records its investment in the LifePath Master Portfolio at fair value. The Fund’s investment in the LifePath Master Portfolio is valued pursuant to the pricing policies approved by the Board of Trustees of the LifePath Master Portfolio.

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access

•

Level 2 — other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the BlackRock Global Valuation Methodologies Committee (the “Global Valuation Committee”) in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. Level 3 investments may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the Global Valuation Committee in the absence of market information.

Changes in valuation techniques may result in transfers into or out of an assigned level within the hierarchy. In accordance with the Fund’s policy, transfers between different levels of the fair value hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments is based on the pricing transparency of the investments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments, refer to the Fund’s most recent financial statements as contained in its annual report.

As of period end, the Fund’s investment in the LifePath Master Portfolio was classified as Level 2.

During the period ended March 31, 2017, there were no transfers between levels.

BLACKROCK FUNDS III	MARCH 31, 2017	1

Schedule of Investments March 31, 2017 (Unaudited)	BlackRock LifePath Dynamic 2025 Fund of BlackRock Funds III (Percentages shown are based on Net Assets)

Mutual Fund	Value
LifePath Dynamic 2025 Master Portfolio of Master Investment Portfolio	$56,446,762
Total Investments (Cost — $53,241,157) — 100.1%	56,446,762
Liabilities in Excess of Other Assets — (0.1)%	(31,821)

Net Assets — 100.0%	$56,414,941

BlackRock LifePath Dynamic 2025 Fund (the “Fund”) seeks to achieve its investment objective by investing all of its assets in LifePath Dynamic 2025 Master Portfolio (the “LifePath Master Portfolio”), which has the same investment objective and strategies as the Fund. As of March 31, 2017, the value of the investment and the percentage owned by the Fund of the LifePath Master Portfolio was $56,446,762 and 100.0%, respectively.

The Fund records its investment in the LifePath Master Portfolio at fair value. The Fund’s investment in the LifePath Master Portfolio is valued pursuant to the pricing policies approved by the Board of Trustees of the LifePath Master Portfolio.

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access

•

Level 2 — other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the BlackRock Global Valuation Methodologies Committee (the “Global Valuation Committee”) in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. Level 3 investments may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the Global Valuation Committee in the absence of market information.

Changes in valuation techniques may result in transfers into or out of an assigned level within the hierarchy. In accordance with the Fund’s policy, transfers between different levels of the fair value hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments is based on the pricing transparency of the investments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments, refer to the Fund’s most recent financial statements as contained in its annual report.

As of period end, the Fund’s investment in the LifePath Master Portfolio was classified as Level 2.

During the period ended March 31, 2017, there were no transfers between levels.

BLACKROCK FUNDS III	MARCH 31, 2017	1

Schedule of Investments March 31, 2017 (Unaudited)	BlackRock LifePath Dynamic 2030 Fund of BlackRock Funds III (Percentages shown are based on Net Assets)

Mutual Fund	Value
LifePath Dynamic 2030 Master Portfolio of Master Investment Portfolio	$416,262,761
Total Investments (Cost — $346,679,838) — 100.0%	416,262,761
Liabilities in Excess of Other Assets — (0.0)%	(201,865)

Net Assets — 100.0%	$416,060,896

BlackRock LifePath Dynamic 2030 Fund (the “Fund”) seeks to achieve its investment objective by investing all of its assets in LifePath Dynamic 2030 Master Portfolio (the “LifePath Master Portfolio”), which has the same investment objective and strategies as the Fund. As of March 31, 2017, the value of the investment and the percentage owned by the Fund of the LifePath Master Portfolio was $416,262,761 and 100.0%, respectively.

The Fund records its investment in the LifePath Master Portfolio at fair value. The Fund’s investment in the LifePath Master Portfolio is valued pursuant to the pricing policies approved by the Board of Trustees of the LifePath Master Portfolio.

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access

•

Level 2 — other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the BlackRock Global Valuation Methodologies Committee (the “Global Valuation Committee”) in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. Level 3 investments may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the Global Valuation Committee in the absence of market information.

Changes in valuation techniques may result in transfers into or out of an assigned level within the hierarchy. In accordance with the Fund’s policy, transfers between different levels of the fair value hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments is based on the pricing transparency of the investments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments, refer to the Fund’s most recent financial statements as contained in its annual report.

As of period end, the Fund’s investment in the LifePath Master Portfolio was classified as Level 2.

During the period ended March 31, 2017, there were no transfers between levels.

BLACKROCK FUNDS III	MARCH 31, 2017	1

Schedule of Investments March 31, 2017 (Unaudited)	BlackRock LifePath Dynamic 2035 Fund of BlackRock Funds III (Percentages shown are based on Net Assets)

Mutual Fund	Value
LifePath Dynamic 2035 Master Portfolio of Master Investment Portfolio	$50,766,774
Total Investments (Cost — $47,116,691) — 100.1%	50,766,774
Liabilities in Excess of Other Assets — (0.1)%	(28,753)

Net Assets — 100.0%	$50,738,021

BlackRock LifePath Dynamic 2035 Fund (the “Fund”) seeks to achieve its investment objective by investing all of its assets in LifePath Dynamic 2035 Master Portfolio (the “LifePath Master Portfolio”), which has the same investment objective and strategies as the Fund. As of March 31, 2017, the value of the investment and the percentage owned by the Fund of the LifePath Master Portfolio was $50,766,774 and 100.0%, respectively.

The Fund records its investment in the LifePath Master Portfolio at fair value. The Fund’s investment in the LifePath Master Portfolio is valued pursuant to the pricing policies approved by the Board of Trustees of the LifePath Master Portfolio.

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access

•

Level 2 — other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the BlackRock Global Valuation Methodologies Committee (the “Global Valuation Committee”) in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. Level 3 investments may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the Global Valuation Committee in the absence of market information.

Changes in valuation techniques may result in transfers into or out of an assigned level within the hierarchy. In accordance with the Fund’s policy, transfers between different levels of the fair value hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments is based on the pricing transparency of the investments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments, refer to the Fund’s most recent financial statements as contained in its annual report.

As of period end, the Fund’s investment in the LifePath Master Portfolio was classified as Level 2.

During the period ended March 31, 2017, there were no transfers between levels.

BLACKROCK FUNDS III	MARCH 31, 2017	1

Schedule of Investments March 31, 2017 (Unaudited)	BlackRock LifePath Dynamic 2040 Fund of BlackRock Funds III (Percentages shown are based on Net Assets)

Mutual Fund	Value
LifePath Dynamic 2040 Master Portfolio of Master Investment Portfolio	$331,201,001
Total Investments (Cost — $238,305,661) — 100.0%	331,201,001
Liabilities in Excess of Other Assets — (0.0)%	(155,934)

Net Assets — 100.0%	$331,045,067

BlackRock LifePath Dynamic 2040 Fund (the “Fund”) seeks to achieve its investment objective by investing all of its assets in LifePath Dynamic 2040 Master Portfolio (the “LifePath Master Portfolio”), which has the same investment objective and strategies as the Fund. As of March 31, 2017, the value of the investment and the percentage owned by the Fund of the LifePath Master Portfolio was $331,201,001 and 100.0%, respectively.

The Fund records its investment in the LifePath Master Portfolio at fair value. The Fund’s investment in the LifePath Master Portfolio is valued pursuant to the pricing policies approved by the Board of Trustees of the LifePath Master Portfolio.

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access

•

Level 2 — other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the BlackRock Global Valuation Methodologies Committee (the “Global Valuation Committee”) in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. Level 3 investments may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the Global Valuation Committee in the absence of market information.

Changes in valuation techniques may result in transfers into or out of an assigned level within the hierarchy. In accordance with the Fund’s policy, transfers between different levels of the fair value hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments is based on the pricing transparency of the investments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments, refer to the Fund’s most recent financial statements as contained in its annual report.

As of period end, the Fund’s investment in the LifePath Master Portfolio was classified as Level 2.

During the period ended March 31, 2017, there were no transfers between levels.

BLACKROCK FUNDS III	MARCH 31, 2017	1

Schedule of Investments March 31, 2017 (Unaudited)	BlackRock LifePath Dynamic 2045 Fund of BlackRock Funds III (Percentages shown are based on Net Assets)

Mutual Fund	Value
LifePath Dynamic 2045 Master Portfolio of Master Investment Portfolio	$31,920,136
Total Investments (Cost — $29,192,825) — 100.1%	31,920,136
Liabilities in Excess of Other Assets — (0.1)%	(19,363)

Net Assets — 100.0%	$31,900,773

BlackRock LifePath Dynamic 2045 Fund (the “Fund”) seeks to achieve its investment objective by investing all of its assets in LifePath Dynamic 2045 Master Portfolio (the “LifePath Master Portfolio”), which has the same investment objective and strategies as the Fund. As of March 31, 2017, the value of the investment and the percentage owned by the Fund of the LifePath Master Portfolio was $31,920,136 and 99.9%, respectively.

The Fund records its investment in the LifePath Master Portfolio at fair value. The Fund’s investment in the LifePath Master Portfolio is valued pursuant to the pricing policies approved by the Board of Trustees of the LifePath Master Portfolio.

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access

•

Level 2 — other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the BlackRock Global Valuation Methodologies Committee (the “Global Valuation Committee”) in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. Level 3 investments may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the Global Valuation Committee in the absence of market information.

Changes in valuation techniques may result in transfers into or out of an assigned level within the hierarchy. In accordance with the Fund’s policy, transfers between different levels of the fair value hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments is based on the pricing transparency of the investments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments, refer to the Fund’s most recent financial statements as contained in its annual report.

As of period end, the Fund’s investment in the LifePath Master Portfolio was classified as Level 2.

During the period ended March 31, 2017, there were no transfers between levels.

BLACKROCK FUNDS III	MARCH 31, 2017	1

Schedule of Investments March 31, 2017 (Unaudited)	BlackRock LifePath Dynamic 2050 Fund of BlackRock Funds III (Percentages shown are based on Net Assets)

Mutual Fund	Value
LifePath Dynamic 2050 Master Portfolio of Master Investment Portfolio	$109,481,034
Total Investments (Cost — $93,878,787) — 100.0%	109,481,034
Liabilities in Excess of Other Assets — (0.0)%	(51,855)

Net Assets — 100.0%	$109,429,179

BlackRock LifePath Dynamic 2050 Fund (the “Fund”) seeks to achieve its investment objective by investing all of its assets in LifePath Dynamic 2050 Master Portfolio (the “LifePath Master Portfolio”), which has the same investment objective and strategies as the Fund. As of March 31, 2017, the value of the investment and the percentage owned by the Fund of the LifePath Master Portfolio was $109,481,034 and 100.0%, respectively.

The Fund records its investment in the LifePath Master Portfolio at fair value. The Fund’s investment in the LifePath Master Portfolio is valued pursuant to the pricing policies approved by the Board of Trustees of the LifePath Master Portfolio.

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access

•

Level 2 — other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the BlackRock Global Valuation Methodologies Committee (the “Global Valuation Committee”) in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. Level 3 investments may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the Global Valuation Committee in the absence of market information.

Changes in valuation techniques may result in transfers into or out of an assigned level within the hierarchy. In accordance with the Fund’s policy, transfers between different levels of the fair value hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments is based on the pricing transparency of the investments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments, refer to the Fund’s most recent financial statements as contained in its annual report.

As of period end, the Fund’s investment in the LifePath Master Portfolio was classified as Level 2.

During the period ended March 31, 2017, there were no transfers between levels.

BLACKROCK FUNDS III	MARCH 31, 2017	1

Schedule of Investments March 31, 2017 (Unaudited)	BlackRock LifePath Dynamic 2055 Fund of BlackRock Funds III (Percentages shown are based on Net Assets)

Mutual Fund	Value
LifePath Dynamic 2055 Master Portfolio of Master Investment Portfolio	$16,466,537
Total Investments (Cost — $15,026,992) — 100.1%	16,466,537
Liabilities in Excess of Other Assets — (0.1)%	(9,845)

Net Assets — 100.0%	$16,456,692

BlackRock LifePath Dynamic 2055 Fund (the “Fund”) seeks to achieve its investment objective by investing all of its assets in LifePath Dynamic 2055 Master Portfolio (the “LifePath Master Portfolio”), which has the same investment objective and strategies as the Fund. As of March 31, 2017, the value of the investment and the percentage owned by the Fund of the LifePath Master Portfolio was $16,466,537 and 99.9%, respectively.

The Fund records its investment in the LifePath Master Portfolio at fair value. The Fund’s investment in the LifePath Master Portfolio is valued pursuant to the pricing policies approved by the Board of Trustees of the LifePath Master Portfolio.

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access

•

Level 2 — other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the BlackRock Global Valuation Methodologies Committee (the “Global Valuation Committee”) in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. Level 3 investments may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the Global Valuation Committee in the absence of market information.

Changes in valuation techniques may result in transfers into or out of an assigned level within the hierarchy. In accordance with the Fund’s policy, transfers between different levels of the fair value hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments is based on the pricing transparency of the investments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments, refer to the Fund’s most recent financial statements as contained in its annual report.

As of period end, the Fund’s investment in the LifePath Master Portfolio was classified as Level 2.

During the period ended March 31, 2017, there were no transfers between levels.

BLACKROCK FUNDS III	MARCH 31, 2017	1

Schedule of Investments March 31, 2017 (Unaudited)	BlackRock LifePath Index Retirement Fund of BlackRock Funds III (Percentages shown are based on Net Assets)

Mutual Fund	Value
LifePath Index Retirement Master Portfolio of Master Investment Portfolio	$936,805,607
Total Investments (Cost — $893,934,292) — 100.0%	936,805,607
Liabilities in Excess of Other Assets — (0.0)%	(110,822)

Net Assets — 100.0%	$936,694,785

BlackRock LifePath Index Retirement Fund (the “Fund”) seeks to achieve its investment objective by investing all of its assets in LifePath Index Retirement Master Portfolio (the “LifePath Index Master Portfolio”), which has the same investment objective and strategies as the Fund. As of March 31, 2017, the value of the investment and the percentage owned by the Fund of the LifePath Index Master Portfolio was $936,805,607 and 100.0%, respectively.

The Fund records its investment in the LifePath Index Master Portfolio at fair value. The Fund’s investment in the LifePath Index Master Portfolio is valued pursuant to the pricing policies approved by the Board of Trustees of the LifePath Index Master Portfolio.

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access

•

Level 2 — other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the BlackRock Global Valuation Methodologies Committee (the “Global Valuation Committee”) in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. Level 3 investments may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the Global Valuation Committee in the absence of market information.

Changes in valuation techniques may result in transfers into or out of an assigned level within the hierarchy. In accordance with the Fund’s policy, transfers between different levels of the fair value hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments is based on the pricing transparency of the investments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments, refer to the Fund’s most recent financial statements as contained in its annual report.

As of period end, the Fund’s investment in the LifePath Index Master Portfolio was classified as Level 2.

During the period ended March 31, 2017, there were no transfers between levels.

BLACKROCK FUNDS III	MARCH 31, 2017	1

Schedule of Investments March 31, 2017 (Unaudited)	BlackRock LifePath Index 2020 Fund of BlackRock Funds III (Percentages shown are based on Net Assets)

Mutual Fund	Value
LifePath Index 2020 Master Portfolio of Master Investment Portfolio	$1,909,301,759
Total Investments (Cost — $1,807,319,633) — 100.0%	1,909,301,759
Liabilities in Excess of Other Assets — (0.0)%	(138,763)

Net Assets — 100.0%	$1,909,162,996

BlackRock LifePath Index 2020 Fund (the “Fund”) seeks to achieve its investment objective by investing all of its assets in LifePath Index 2020 Master Portfolio (the “LifePath Index Master Portfolio”), which has the same investment objective and strategies as the Fund. As of March 31, 2017, the value of the investment and the percentage owned by the Fund of the LifePath Index Master Portfolio was $1,909,301,759 and 100.0%, respectively.

The Fund records its investment in the LifePath Index Master Portfolio at fair value. The Fund’s investment in the LifePath Index Master Portfolio is valued pursuant to the pricing policies approved by the Board of Trustees of the LifePath Index Master Portfolio.

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access

•

Level 2 — other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the BlackRock Global Valuation Methodologies Committee (the “Global Valuation Committee”) in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. Level 3 investments may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the Global Valuation Committee in the absence of market information.

Changes in valuation techniques may result in transfers into or out of an assigned level within the hierarchy. In accordance with the Fund’s policy, transfers between different levels of the fair value hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments is based on the pricing transparency of the investments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments, refer to the Fund’s most recent financial statements as contained in its annual report.

As of period end, the Fund’s investment in the LifePath Index Master Portfolio was classified as Level 2.

During the period ended March 31, 2017, there were no transfers between levels.

BLACKROCK FUNDS III	MARCH 31, 2017	1

Schedule of Investments March 31, 2017 (Unaudited)	BlackRock LifePath Index 2025 Fund of BlackRock Funds III (Percentages shown are based on Net Assets)

Mutual Fund	Value
LifePath Index 2025 Master Portfolio of Master Investment Portfolio	$1,749,921,918
Total Investments (Cost — $1,647,381,401) — 100.0%	1,749,921,918
Liabilities in Excess of Other Assets — (0.0)%	(106,268)

Net Assets — 100.0%	$1,749,815,650

BlackRock LifePath Index 2025 Fund (the “Fund”) seeks to achieve its investment objective by investing all of its assets in LifePath Index 2025 Master Portfolio (the “LifePath Index Master Portfolio”), which has the same investment objective and strategies as the Fund. As of March 31, 2017, the value of the investment and the percentage owned by the Fund of the LifePath Index Master Portfolio was $1,749,921,918 and 100.0%, respectively.

The Fund records its investment in the LifePath Index Master Portfolio at fair value. The Fund’s investment in the LifePath Index Master Portfolio is valued pursuant to the pricing policies approved by the Board of Trustees of the LifePath Index Master Portfolio.

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access

•

Level 2 — other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the BlackRock Global Valuation Methodologies Committee (the “Global Valuation Committee”) in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. Level 3 investments may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the Global Valuation Committee in the absence of market information.

Changes in valuation techniques may result in transfers into or out of an assigned level within the hierarchy. In accordance with the Fund’s policy, transfers between different levels of the fair value hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments is based on the pricing transparency of the investments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments, refer to the Fund’s most recent financial statements as contained in its annual report.

As of period end, the Fund’s investment in the LifePath Index Master Portfolio was classified as Level 2.

During the period ended March 31, 2017, there were no transfers between levels.

BLACKROCK FUNDS III	MARCH 31, 2017	1

Schedule of Investments March 31, 2017 (Unaudited)	BlackRock LifePath Index 2030 Fund of BlackRock Funds III (Percentages shown are based on Net Assets)

Mutual Fund	Value
LifePath Index 2030 Master Portfolio of Master Investment Portfolio	$2,280,527,889
Total Investments (Cost — $2,126,007,903) — 100.0%	2,280,527,889
Liabilities in Excess of Other Assets — (0.0)%	(198,398)

Net Assets — 100.0%	$2,280,329,491

BlackRock LifePath Index 2030 Fund (the “Fund”) seeks to achieve its investment objective by investing all of its assets in LifePath Index 2030 Master Portfolio (the “LifePath Index Master Portfolio”), which has the same investment objective and strategies as the Fund. As of March 31, 2017, the value of the investment and the percentage owned by the Fund of the LifePath Index Master Portfolio was $2,280,527,889 and 100.0%, respectively.

The Fund records its investment in the LifePath Index Master Portfolio at fair value. The Fund’s investment in the LifePath Index Master Portfolio is valued pursuant to the pricing policies approved by the Board of Trustees of the LifePath Index Master Portfolio.

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access

•

Level 2 — other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the BlackRock Global Valuation Methodologies Committee (the “Global Valuation Committee”) in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. Level 3 investments may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the Global Valuation Committee in the absence of market information.

Changes in valuation techniques may result in transfers into or out of an assigned level within the hierarchy. In accordance with the Fund’s policy, transfers between different levels of the fair value hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments is based on the pricing transparency of the investments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments, refer to the Fund’s most recent financial statements as contained in its annual report.

As of period end, the Fund’s investment in the LifePath Index Master Portfolio was classified as Level 2.

During the period ended March 31, 2017, there were no transfers between levels.

BLACKROCK FUNDS III	MARCH 31, 2017	1

Schedule of Investments March 31, 2017 (Unaudited)	BlackRock LifePath Index 2035 Fund of BlackRock Funds III (Percentages shown are based on Net Assets)

Mutual Fund	Value
LifePath Index 2035 Master Portfolio of Master Investment Portfolio	$1,455,383,004
Total Investments (Cost — $1,348,951,809) — 100.0%	1,455,383,004
Liabilities in Excess of Other Assets — (0.0)%	(78,764)

Net Assets — 100.0%	$1,455,304,240

BlackRock LifePath Index 2035 Fund (the “Fund”) seeks to achieve its investment objective by investing all of its assets in LifePath Index 2035 Master Portfolio (the “LifePath Index Master Portfolio”), which has the same investment objective and strategies as the Fund. As of March 31, 2017, the value of the investment and the percentage owned by the Fund of the LifePath Index Master Portfolio was $1,455,383,004 and 100.0%, respectively.

The Fund records its investment in the LifePath Index Master Portfolio at fair value. The Fund’s investment in the LifePath Index Master Portfolio is valued pursuant to the pricing policies approved by the Board of Trustees of the LifePath Index Master Portfolio.

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access

•

Level 2 — other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the BlackRock Global Valuation Methodologies Committee (the “Global Valuation Committee”) in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. Level 3 investments may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the Global Valuation Committee in the absence of market information.

Changes in valuation techniques may result in transfers into or out of an assigned level within the hierarchy. In accordance with the Fund’s policy, transfers between different levels of the fair value hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments is based on the pricing transparency of the investments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments, refer to the Fund’s most recent financial statements as contained in its annual report.

As of period end, the Fund’s investment in the LifePath Index Master Portfolio was classified as Level 2.

During the period ended March 31, 2017, there were no transfers between levels.

BLACKROCK FUNDS III	MARCH 31, 2017	1

Schedule of Investments March 31, 2017 (Unaudited)	BlackRock LifePath Index 2040 Fund of BlackRock Funds III (Percentages shown are based on Net Assets)

Mutual Fund	Value
LifePath Index 2040 Master Portfolio of Master Investment Portfolio	$1,643,781,908
Total Investments (Cost — $1,512,086,058) — 100.0%	1,643,781,908
Liabilities in Excess of Other Assets — (0.0)%	(118,108)

Net Assets — 100.0%	$1,643,663,800

BlackRock LifePath Index 2040 Fund (the “Fund”) seeks to achieve its investment objective by investing all of its assets in LifePath Index 2040 Master Portfolio (the “LifePath Index Master Portfolio”), which has the same investment objective and strategies as the Fund. As of March 31, 2017, the value of the investment and the percentage owned by the Fund of the LifePath Index Master Portfolio was $1,643,781,908 and 100.0%, respectively.

The Fund records its investment in the LifePath Index Master Portfolio at fair value. The Fund’s investment in the LifePath Index Master Portfolio is valued pursuant to the pricing policies approved by the Board of Trustees of the LifePath Index Master Portfolio.

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access

•

Level 2 — other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the BlackRock Global Valuation Methodologies Committee (the “Global Valuation Committee”) in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. Level 3 investments may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the Global Valuation Committee in the absence of market information.

Changes in valuation techniques may result in transfers into or out of an assigned level within the hierarchy. In accordance with the Fund’s policy, transfers between different levels of the fair value hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments is based on the pricing transparency of the investments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments, refer to the Fund’s most recent financial statements as contained in its annual report.

As of period end, the Fund’s investment in the LifePath Index Master Portfolio was classified as Level 2.

During the period ended March 31, 2017, there were no transfers between levels.

BLACKROCK FUNDS III	MARCH 31, 2017	1

Schedule of Investments March 31, 2017 (Unaudited)	BlackRock LifePath Index 2045 Fund of BlackRock Funds III (Percentages shown are based on Net Assets)

Mutual Fund	Value
LifePath Index 2045 Master Portfolio of Master Investment Portfolio	$889,033,667
Total Investments (Cost — $818,091,690) — 100.0%	889,033,667
Liabilities in Excess of Other Assets — (0.0)%	(46,344)

Net Assets — 100.0%	$888,987,323

BlackRock LifePath Index 2045 Fund (the “Fund”) seeks to achieve its investment objective by investing all of its assets in LifePath Index 2045 Master Portfolio (the “LifePath Index Master Portfolio”), which has the same investment objective and strategies as the Fund. As of March 31, 2017, the value of the investment and the percentage owned by the Fund of the LifePath Index Master Portfolio was $889,033,667 and 100.0%, respectively.

The Fund records its investment in the LifePath Index Master Portfolio at fair value. The Fund’s investment in the LifePath Index Master Portfolio is valued pursuant to the pricing policies approved by the Board of Trustees of the LifePath Index Master Portfolio.

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access

•

Level 2 — other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the BlackRock Global Valuation Methodologies Committee (the “Global Valuation Committee”) in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. Level 3 investments may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the Global Valuation Committee in the absence of market information.

Changes in valuation techniques may result in transfers into or out of an assigned level within the hierarchy. In accordance with the Fund’s policy, transfers between different levels of the fair value hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments is based on the pricing transparency of the investments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments, refer to the Fund’s most recent financial statements as contained in its annual report.

As of period end, the Fund’s investment in the LifePath Index Master Portfolio was classified as Level 2.

During the period ended March 31, 2017, there were no transfers between levels.

BLACKROCK FUNDS III	MARCH 31, 2017	1

Schedule of Investments March 31, 2017 (Unaudited)	BlackRock LifePath Index 2050 Fund of BlackRock Funds III (Percentages shown are based on Net Assets)

Mutual Fund	Value
LifePath Index 2050 Master Portfolio of Master Investment Portfolio	$817,583,004
Total Investments (Cost — $751,036,685) — 100.0%	817,583,004
Liabilities in Excess of Other Assets — (0.0)%	(45,534)

Net Assets — 100.0%	$817,537,470

BlackRock LifePath Index 2050 Fund (the “Fund”) seeks to achieve its investment objective by investing all of its assets in LifePath Index 2050 Master Portfolio (the “LifePath Index Master Portfolio”), which has the same investment objective and strategies as the Fund. As of March 31, 2017, the value of the investment and the percentage owned by the Fund of the LifePath Index Master Portfolio was $817,583,004 and 100.0%, respectively.

The Fund records its investment in the LifePath Index Master Portfolio at fair value. The Fund’s investment in the LifePath Index Master Portfolio is valued pursuant to the pricing policies approved by the Board of Trustees of the LifePath Index Master Portfolio.

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access

•

Level 2 — other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the BlackRock Global Valuation Methodologies Committee (the “Global Valuation Committee”) in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. Level 3 investments may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the Global Valuation Committee in the absence of market information.

Changes in valuation techniques may result in transfers into or out of an assigned level within the hierarchy. In accordance with the Fund’s policy, transfers between different levels of the fair value hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments is based on the pricing transparency of the investments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments, refer to the Fund’s most recent financial statements as contained in its annual report.

As of period end, the Fund’s investment in the LifePath Index Master Portfolio was classified as Level 2.

During the period ended March 31, 2017, there were no transfers between levels.

BLACKROCK FUNDS III	MARCH 31, 2017	1

Schedule of Investments March 31, 2017 (Unaudited)	BlackRock LifePath Index 2055 Fund of BlackRock Funds III (Percentages shown are based on Net Assets)

Mutual Fund	Value
LifePath Index 2055 Master Portfolio of Master Investment Portfolio	$342,476,833
Total Investments (Cost — $315,438,459) — 100.0%	342,476,833
Liabilities in Excess of Other Assets — (0.0)%	(18,703)

Net Assets — 100.0%	$342,458,130

BlackRock LifePath Index 2055 Fund (the “Fund”) seeks to achieve its investment objective by investing all of its assets in LifePath Index 2055 Master Portfolio (the “LifePath Index Master Portfolio”), which has the same investment objective and strategies as the Fund. As of March 31, 2017, the value of the investment and the percentage owned by the Fund of the LifePath Index Master Portfolio was $342,476,833 and 100.0%, respectively.

The Fund records its investment in the LifePath Index Master Portfolio at fair value. The Fund’s investment in the LifePath Index Master Portfolio is valued pursuant to the pricing policies approved by the Board of Trustees of the LifePath Index Master Portfolio.

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access

•

Level 2 — other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the BlackRock Global Valuation Methodologies Committee (the “Global Valuation Committee”) in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. Level 3 investments may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the Global Valuation Committee in the absence of market information.

Changes in valuation techniques may result in transfers into or out of an assigned level within the hierarchy. In accordance with the Fund’s policy, transfers between different levels of the fair value hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments is based on the pricing transparency of the investments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments, refer to the Fund’s most recent financial statements as contained in its annual report.

As of period end, the Fund’s investment in the LifePath Index Master Portfolio was classified as Level 2.

During the period ended March 31, 2017, there were no transfers between levels.

BLACKROCK FUNDS III	MARCH 31, 2017	1

Schedule of Investments March 31, 2017 (Unaudited)	BlackRock LifePath Index 2060 Fund of BlackRock Funds III (Percentages shown are based on Net Assets)

Mutual Fund	Value
LifePath Index 2060 Master Portfolio of Master Investment Portfolio	$19,151,578
Total Investments (Cost — $18,063,444) — 99.7%	19,151,578
Other Assets Less Liabilities — 0.3%	62,946

Net Assets — 100.0%	$19,214,524

BlackRock LifePath Index 2060 Fund (the “Fund”) seeks to achieve its investment objective by investing all of its assets in LifePath Index 2060 Master Portfolio (the “LifePath Index Master Portfolio”), which has the same investment objective and strategies as the Fund. As of March 31, 2017, the value of the investment and the percentage owned by the Fund of the LifePath Index Master Portfolio was $19,151,578 and 100.0%, respectively.

The Fund records its investment in the LifePath Index Master Portfolio at fair value. The Fund’s investment in the LifePath Index Master Portfolio is valued pursuant to the pricing policies approved by the Board of Trustees of the LifePath Index Master Portfolio.

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access

•

Level 2 — other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the BlackRock Global Valuation Methodologies Committee (the “Global Valuation Committee”) in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. Level 3 investments may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the Global Valuation Committee in the absence of market information.

Changes in valuation techniques may result in transfers into or out of an assigned level within the hierarchy. In accordance with the Fund’s policy, transfers between different levels of the fair value hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments is based on the pricing transparency of the investments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments, refer to the Fund’s most recent financial statements as contained in its annual report.

As of period end, the Fund’s investment in the LifePath Index Master Portfolio was classified as Level 2.

During the period ended March 31, 2017, there were no transfers between levels.

BLACKROCK FUNDS III	MARCH 31, 2017	1

Schedule of Investments March 31, 2017 (Unaudited)	BlackRock S&P 500 Index Fund of BlackRock Funds III (Percentages shown are based on Net Assets)

Mutual Fund	Value
S&P 500 Index Master Portfolio of Master Investment Portfolio	$10,450,071,403
Total Investments (Cost — $7,727,534,209) — 100.2%	10,450,071,403
Liabilities in Excess of Other Assets — (0.2)%	(20,582,935)

Net Assets — 100.0%	$10,429,488,468

BlackRock S&P 500 Index Fund (the “Fund”) seeks to achieve its investment objective by investing all of its assets in S&P 500 Index Master Portfolio (the “Master Portfolio”), which has the same investment objective and strategies as the Fund. As of March 31, 2017, the value of the investment and the percentage owned by the Fund of the Master Portfolio was $10,450,071,403 and 91.4%, respectively.

The Fund records its investment in the Master Portfolio at fair value. The Fund’s investment in the Master Portfolio is valued pursuant to the pricing policies approved by the Board of Trustees of the Master Portfolio.

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access

•

Level 2 — other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the BlackRock Global Valuation Methodologies Committee (the “Global Valuation Committee”) in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. Level 3 investments may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the Global Valuation Committee in the absence of market information.

Changes in valuation techniques may result in transfers into or out of an assigned level within the hierarchy. In accordance with the Fund’s policy, transfers between different levels of the fair value hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments is based on the pricing transparency of the investments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments, refer to the Fund’s most recent financial statements as contained in its annual report.

As of period end, the Fund’s investment in the Master Portfolio was classified as Level 2.

During the period ended March 31, 2017, there were no transfers between levels.

BLACKROCK FUNDS III	MARCH 31, 2017	1

Schedule of Investments March 31, 2017 (Unaudited)	BlackRock Total International ex U.S. Index Portfolio of BlackRock Funds III (Percentages shown are based on Net Assets)

Mutual Fund	Value
Total International ex U.S. Index Master Portfolio of Master Investment Portfolio	$502,455,677
Total Investments (Cost — $460,371,544) — 100.4%	502,455,677
Liabilities in Excess of Other Assets — (0.4)%	(1,772,012)

Net Assets — 100.0%	$500,683,665

BlackRock Total International ex U.S. Index Portfolio (the “Fund”) seeks to achieve its investment objective by investing all of its assets in Total International ex U.S. Index Master Portfolio (the “Master Portfolio”), which has the same investment objective and strategies as the Fund. As of March 31, 2017, the value of the investment and the percentage owned by the Fund of the Master Portfolio was $502,455,677 and 45.7%, respectively.

The Fund records its investment in the Master Portfolio at fair value. The Fund’s investment in the Master Portfolio is valued pursuant to the pricing policies approved by the Board of Trustees of the Master Portfolio.

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access

•

Level 2 — other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the BlackRock Global Valuation Methodologies Committee (the “Global Valuation Committee”) in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. Level 3 investments may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the Global Valuation Committee in the absence of market information.

Changes in valuation techniques may result in transfers into or out of an assigned level within the hierarchy. In accordance with the Fund’s policy, transfers between different levels of the fair value hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments is based on the pricing transparency of the investments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments, refer to the Fund’s most recent financial statements as contained in its annual report.

As of period end, the Fund’s investment in the Master Portfolio was classified as Level 2.

During the period ended March 31, 2017, there were no transfers between levels.

BLACKROCK FUNDS III	MARCH 31, 2017	1

Schedule of Investments March 31, 2017 (Unaudited)	BlackRock U.S. Total Bond Index Fund of BlackRock Funds III (Percentages shown are based on Net Assets)

Mutual Fund	Value
U.S. Total Bond Index Master Portfolio of Master Investment Portfolio	$725,245,555
Total Investments (Cost — $724,540,567) — 100.0%	725,245,555
Liabilities in Excess of Other Assets — (0.0)%	(182,389)

Net Assets — 100.0%	$725,063,166

BlackRock U.S. Total Bond Index Fund (the “Fund”) seeks to achieve its investment objective by investing all of its assets in U.S. Total Bond Index Master Portfolio (the “Master Portfolio”), which has the same investment objective and strategies as the Fund. As of March 31, 2017, the value of the investment and the percentage owned by the Fund of the Master Portfolio was $725,245,555 and 20.4%, respectively.

The Fund records its investment in the Master Portfolio at fair value. The Fund’s investment in the Master Portfolio is valued pursuant to the pricing policies approved by the Board of Trustees of the Master Portfolio.

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access

•

Level 2 — other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the BlackRock Global Valuation Methodologies Committee (the “Global Valuation Committee”) in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. Level 3 investments may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the Global Valuation Committee in the absence of market information.

Changes in valuation techniques may result in transfers into or out of an assigned level within the hierarchy. In accordance with the Fund’s policy, transfers between different levels of the fair value hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments is based on the pricing transparency of the investments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments, refer to the Fund’s most recent financial statements as contained in its annual report.

As of period end, the Fund’s investment in the Master Portfolio was classified as Level 2.

During the period ended March 31, 2017, there were no transfers between levels.

BLACKROCK FUNDS III	MARCH 31, 2017	1

Schedule of Investments March 31, 2017 (Unaudited)	Active Stock Master Portfolio (Percentages shown are based on Net Assets)

Common Stocks	Shares	Value
Aerospace & Defense — 1.0%
Arconic, Inc.	654	$17,226
Autoliv, Inc.	1,709	174,762
Boeing Co.	12,811	2,265,753
DigitalGlobe, Inc. (a)	5,030	164,732
Engility Holdings, Inc. (a)	9,557	276,580
HEICO Corp.	89	7,761
HEICO Corp., Class A	175	13,125
Hexcel Corp.	423	23,075
Northrop Grumman Corp.	2,098	498,988
Orbital ATK, Inc.	266	26,068
Raytheon Co.	10,380	1,582,950
Spirit Aerosystems Holdings, Inc., Class A	556	32,204
Triumph Group, Inc. (b)	2,986	76,890
United Technologies Corp.	541	60,706

		5,220,820
Air Freight & Logistics — 0.7%
Expeditors International of Washington, Inc. (b)	21,200	1,197,588
FedEx Corp.	6,329	1,235,104
Hub Group, Inc., Class A (a)	12,903	598,699
Radiant Logistics, Inc. (a)	33,620	168,100
Sinotrans Ltd., Class H	149,000	69,628
United Parcel Service, Inc., Class B	1,732	185,844

		3,454,963
Airlines — 0.4%
Aeroflot — Russian Airlines OJSC (a)	213,700	641,736
Alaska Air Group, Inc.	547	50,444
American Airlines Group, Inc.	793	33,544
Copa Holdings SA, Class A (b)	142	15,940
Delta Air Lines, Inc.	7,140	328,154
Hawaiian Holdings, Inc. (a)	12,845	596,650
JetBlue Airways Corp. (a)	1,471	30,317
Spirit Airlines, Inc. (a)	326	17,301
United Continental Holdings, Inc. (a)	4,059	286,728

		2,000,814
Auto Components — 1.0%
Adient PLC	420	30,521
Allison Transmission Holdings, Inc.	646	23,295
BorgWarner, Inc.	7,948	332,147
Cooper-Standard Holding, Inc. (a)	946	104,940
Delphi Automotive PLC	2,228	179,332
Gentex Corp.	1,294	27,601
Goodyear Tire & Rubber Co.	7,774	279,864
Hyundai Mobis Co. Ltd.	1,417	304,821
Johnson Controls International PLC	5,853	246,528
LCI Industries	4,287	427,843
Lear Corp.	9,213	1,304,376
S&T Motiv Co. Ltd.	888	39,366
Tenneco, Inc.	20,287	1,266,315

Common Stocks	Shares	Value
Auto Components (continued)
Tower International, Inc.	22,364	$606,064
Visteon Corp. (a)	156	15,280

		5,188,293
Automobiles — 0.4%
Geely Automobile Holdings Ltd.	280,000	429,116
Great Wall Motor Co. Ltd., Class H	71,500	81,488
Hero MotoCorp Ltd.	9,213	457,178
Kia Motors Corp.	25,353	840,266
Maruti Suzuki India Ltd.	3,171	293,785
Thor Industries, Inc.	220	21,149

		2,122,982
Banks — 9.3%
Associated Banc-Corp	681	16,616
Banco Bradesco SA — ADR (b)	73,968	757,432
Banco Bradesco SA, Preference Shares	95,300	985,694
Banco do Brasil SA	5,100	55,014
Bank of America Corp.	148,888	3,512,268
Bank of China Ltd., Class H	2,535,000	1,260,608
Bank of Hawaii Corp.	194	15,978
Bank of the Ozarks, Inc. (b)	16,485	857,385
Bank Rakyat Indonesia Persero Tbk PT	69,500	67,673
BankUnited, Inc.	453	16,901
Banner Corp.	6,237	347,027
BB&T Corp.	3,034	135,620
BOK Financial Corp.	117	9,158
Camden National Corp.	3,812	167,880
Capital City Bank Group, Inc.	1,320	28,235
Carolina Financial Corp. (b)	5,114	153,420
Centerstate Banks, Inc.	11,313	293,007
Central Pacific Financial Corp.	33,089	1,010,538
China Construction Bank Corp., Class H	3,625,000	2,920,690
China Merchants Bank Co., Class H	465,000	1,230,561
CIMB Group Holdings Bhd	53,800	67,711
Citigroup, Inc.	27,788	1,662,278
Citizens Financial Group, Inc.	46,559	1,608,613
Civista Bancshares, Inc.	1,083	23,999
CoBiz Financial, Inc.	6,485	108,948
Columbia Banking System, Inc. (b)	10,851	423,080
Comerica, Inc.	1,483	101,704
Commerce Bancshares, Inc.	399	22,408
CTBC Financial Holding Co. Ltd.	3,826,000	2,363,875
Cullen/Frost Bankers, Inc.	243	21,620
Dubai Islamic Bank PJSC	32,718	49,858
Eagle Bancorp, Inc. (a)	2,650	158,205
East West Bancorp, Inc.	655	33,805
Farmers National Banc Corp.	1,152	16,531
FB Financial Corp. (a)	1,686	59,617

MASTER INVESTMENT PORTFOLIO	MARCH 31, 2017	1

Schedule of Investments (continued)	Active Stock Master Portfolio

Common Stocks	Shares	Value
Banks (continued)
FCB Financial Holdings, Inc., Class A (a)	9,404	$465,968
Fifth Third Bancorp	5,534	140,564
Financial Institutions, Inc.	9,309	306,732
First BanCorp, Puerto Rico (a)	24,086	136,086
First Financial Holding Co. Ltd.	381,000	232,297
First Hawaiian, Inc.	111	3,321
First Horizon National Corp.	56,205	1,039,792
First Merchants Corp.	31,771	1,249,236
First Republic Bank	16,181	1,517,940
Glacier Bancorp, Inc. (b)	7,968	270,354
Heritage Commerce Corp.	1,666	23,491
Heritage Financial Corp.	1,397	34,576
Home BancShares, Inc.	51,864	1,403,958
ICICI Bank Ltd.	9,257	39,542
Independent Bank Corp.	10,764	222,815
IndusInd Bank Ltd.	18,423	404,346
Industrial & Commercial Bank of China Ltd., Class H	2,898,000	1,896,301
Itau Unibanco Holding SA, Preference Shares	98,800	1,196,103
Itau Unibanco Holding SA, Preference Shares — ADR	131,472	1,586,867
JPMorgan Chase & Co.	30,539	2,682,546
KeyCorp	2,325	41,339
Kiatnakin Bank PCL	244,800	495,208
M&T Bank Corp.	270	41,777
Malayan Banking Bhd	296,500	597,419
Mercantile Bank Corp.	573	19,711
MutualFirst Financial, Inc.	343	10,822
National Bank Holdings Corp., Class A	22,158	720,135
PacWest Bancorp	542	28,867
Popular, Inc.	468	19,062
Regions Financial Corp.	11,208	162,852
Republic Bancorp, Inc., Class A	1,720	59,151
Sandy Spring Bancorp, Inc.	1,365	55,951
Seacoast Banking Corp. of Florida (a)	16,002	383,728
Shinhan Financial Group Co. Ltd.	7,193	299,711
South State Corp.	7,415	662,530
Standard Bank Group Ltd.	47,081	504,874
SunTrust Banks, Inc.	4,149	229,440
SVB Financial Group (a)	236	43,917
Synovus Financial Corp.	1,721	70,595
TCF Financial Corp.	717	12,203
Thanachart Capital PCL	140,400	197,137
Turkiye Is Bankasi, Class C	1,092,406	1,993,704
U.S. Bancorp	7,603	391,555
Union Bankshares Corp.	13,934	490,198
United Community Banks, Inc.	33,266	921,136
Webster Financial Corp.	16,092	805,244
Wells Fargo & Co.	21,163	1,177,933
Western Alliance Bancorp (a)	426	20,912

Common Stocks	Shares	Value
Banks (continued)
Wintrust Financial Corp.	19,272	$1,332,081
Zions Bancorporation	919	38,598

		47,244,582
Beverages — 1.2%
Brown-Forman Corp., Class A	248	11,673
Coca-Cola Co.	33,913	1,439,268
Dr. Pepper Snapple Group, Inc.	15,663	1,533,721
PepsiCo, Inc.	25,782	2,883,975
Primo Water Corp. (a)	11,950	162,281

		6,030,918
Biotechnology — 2.7%
AbbVie, Inc.	8,958	583,703
ACADIA Pharmaceuticals, Inc. (a)	438	15,058
Acorda Therapeutics, Inc. (a)	10,660	223,860
Agios Pharmaceuticals, Inc. (a)	141	8,234
Akebia Therapeutics, Inc. (a)	2,931	26,965
Alder Biopharmaceuticals, Inc. (a)	9,690	201,552
Alexion Pharmaceuticals, Inc. (a)	320	38,797
Alnylam Pharmaceuticals, Inc. (a)	342	17,528
Amgen, Inc.	10,930	1,793,285
AnaptysBio, Inc. (a)	1,450	40,237
Applied Genetic Technologies Corp. (a)	7,310	50,439
AquaBounty Technologies, Inc. (a)	3	33
Arena Pharmaceuticals, Inc. (a)	94,934	138,604
Biogen, Inc. (a)	3,547	969,821
Bioverativ, Inc. (a)	502	27,339
Bluebird Bio, Inc. (a)	565	51,358
Cascadian Therapeutics, Inc. (a)	7,385	30,574
Celgene Corp. (a)	18,695	2,326,219
Celldex Therapeutics, Inc. (a)	6,885	24,855
ChemoCentryx, Inc. (a)	16,440	119,683
China Biologic Products, Inc. (a)(b)	4,203	420,846
CytomX Therapeutics, Inc. (a)	4,159	71,826
Dimension Therapeutics, Inc. (a)	6,690	11,708
Emergent Biosolutions, Inc. (a)	8,193	237,925
Enanta Pharmaceuticals, Inc. (a)	8,119	250,065
Exelixis, Inc. (a)	23,789	515,508
FibroGen, Inc. (a)	11,821	291,388
Genomic Health, Inc. (a)	8,085	254,597
Gilead Sciences, Inc.	33,835	2,298,073
Halozyme Therapeutics, Inc. (a)(b)	13,975	181,116
Immune Design Corp. (a)	17,579	119,537
Incyte Corp. (a)	115	15,372
Innoviva, Inc. (a)	16,964	234,612
Insys Therapeutics, Inc. (a)(b)	1,352	14,210
Intellia Therapeutics, Inc. (a)	7,528	106,070
Intercept Pharmaceuticals, Inc. (a)	75	8,483
Intrexon Corp. (a)(b)	253	5,014
Ionis Pharmaceuticals, Inc. (a)	550	22,110
Ironwood Pharmaceuticals, Inc. (a)	20,132	343,452
Juno Therapeutics, Inc. (a)	287	6,369

2	MASTER INVESTMENT PORTFOLIO	MARCH 31, 2017

Schedule of Investments (continued)	Active Stock Master Portfolio

Common Stocks	Shares	Value
Biotechnology (continued)
Kite Pharma, Inc. (a)	103	$8,084
Lexicon Pharmaceuticals, Inc. (a)(b)	17,309	248,211
Mirati Therapeutics, Inc. (a)	3,246	16,879
Natera, Inc. (a)(b)	3,152	27,958
Neurocrine Biosciences, Inc. (a)	392	16,974
NewLink Genetics Corp. (a)(b)	7,980	192,318
OncoMed Pharmaceuticals, Inc. (a)	6,542	60,252
OPKO Health, Inc. (a)	1,469	11,752
PDL BioPharma, Inc. (b)	37,803	85,813
Pfenex, Inc. (a)	21,442	124,578
PTC Therapeutics, Inc. (a)(b)	3,928	38,652
Recro Pharma, Inc. (a)	1,698	14,841
Retrophin, Inc. (a)	14,390	265,639
Seres Therapeutics, Inc. (a)	6,673	75,205
Spectrum Pharmaceuticals, Inc. (a)	4,457	28,970
Syndax Pharmaceuticals, Inc. (a)(b)	3,009	41,283
TESARO, Inc. (a)	577	88,783
United Therapeutics Corp. (a)	98	13,267
Vanda Pharmaceuticals, Inc. (a)	2,818	39,452
Versartis, Inc. (a)(b)	1,646	35,142
Xencor, Inc. (a)	4,520	108,118

		13,638,596
Building Products — 1.0%
Allegion PLC	439	33,232
Apogee Enterprises, Inc.	18,227	1,086,511
Armstrong World Industries, Inc. (a)	212	9,763
China Lesso Group Holdings Ltd.	67,000	56,671
Fortune Brands Home & Security, Inc.	12,790	778,271
Lennox International, Inc.	181	30,281
Masco Corp.	26,344	895,433
Owens Corning	5,889	361,408
Trex Co., Inc. (a)	250	17,348
Universal Forest Products, Inc.	15,583	1,535,549
USG Corp. (a)	398	12,656

		4,817,123
Capital Markets — 1.2%
Ameriprise Financial, Inc.	1,248	161,841
Artisan Partners Asset Management, Inc., Class A	170	4,692
Bank of New York Mellon Corp.	3,835	181,127
Charles Schwab Corp.	10,423	425,363
Donnelley Financial Solutions, Inc. (a)	119	2,296
E*Trade Financial Corp. (a)	4,957	172,950
Evercore Partners, Inc., Class A	32,186	2,507,289
Goldman Sachs Group, Inc.	2,012	462,197
Great Elm Capital Corp.	736	8,376
Hamilton Lane, Inc., Class A (a)(b)	5,681	106,064
Houlihan Lokey, Inc.	17,716	610,316
Lazard Ltd., Class A	582	26,766

Common Stocks	Shares	Value
Capital Markets (continued)
Legg Mason, Inc.	480	$17,333
LPL Financial Holdings, Inc.	392	15,613
Moelis & Co., Class A	16,201	623,738
Morgan Stanley	7,018	300,651
Northern Trust Corp.	2,052	177,662
Raymond James Financial, Inc.	112	8,541
State Street Corp.	2,990	238,034
TD Ameritrade Holding Corp.	3,059	118,873

		6,169,722
Chemicals — 2.2%
AdvanSix, Inc. (a)	6,226	170,094
Ashland Global Holdings, Inc.	5,700	705,717
Axalta Coating Systems Ltd. (a)	4,420	142,324
Cabot Corp.	24,736	1,481,934
Castrol India Ltd.	8,684	57,833
Celanese Corp., Series A	6,823	613,047
Chemours Co.	11,103	427,465
Dow Chemical Co.	8,213	521,854
E.I. du Pont de Nemours & Co.	6,233	500,697
Eastman Chemical Co.	17,450	1,409,960
FMC Corp.	3,285	228,603
Huntsman Corp.	905	22,209
Innospec, Inc.	1,463	94,729
International Flavors & Fragrances, Inc.	1,320	174,940
KMG Chemicals, Inc.	1,313	60,490
Kronos Worldwide, Inc.	1,719	28,243
LyondellBasell Industries NV, Class A	3,871	352,996
Monsanto Co.	1,803	204,100
Mosaic Co.	2,476	72,250
NewMarket Corp.	34	15,410
Petronas Chemicals Group Bhd	539,200	938,163
Platform Specialty Products Corp. (a)	889	11,575
PolyOne Corp.	34,075	1,161,617
Praxair, Inc.	3,719	441,073
PTT Global Chemical PCL — NVDR	389,100	829,380
RPM International, Inc.	596	32,798
Scotts Miracle-Gro Co., Class A	206	19,238
Sinopec Shanghai Petrochemical Co. Ltd., — ADR	4,890	272,666
Sinopec Shanghai Petrochemical Co. Ltd., Class H	122,000	67,710
Stepan Co.	2,368	186,622
Trinseo SA	1,905	127,825
Valvoline, Inc. (b)	158	3,879
Versum Materials, Inc. (a)	448	13,709
Westlake Chemical Corp.	173	11,427

		11,402,577
Commercial Services & Supplies — 0.5%
ACCO Brands Corp. (a)	30,829	405,401

MASTER INVESTMENT PORTFOLIO	MARCH 31, 2017	3

Schedule of Investments (continued)	Active Stock Master Portfolio

Common Stocks	Shares	Value
Commercial Services & Supplies (continued)
Casella Waste Systems, Inc., Class A (a)	10,850	$153,094
Clean Harbors, Inc. (a)	239	13,293
Copart, Inc. (a)	447	27,683
Covanta Holding Corp.	532	8,352
InnerWorkings, Inc. (a)	14,736	146,771
KAR Auction Services, Inc.	628	27,425
Kimball International, Inc., Class B (b)	21,311	351,631
LSC Communications, Inc.	119	2,994
Pitney Bowes, Inc.	862	11,301
Quad/Graphics, Inc. (b)	6,859	173,121
Republic Services, Inc.	190	11,934
Rollins, Inc.	1,175	43,628
RR Donnelley & Sons Co.	317	3,839
Tetra Tech, Inc.	29,864	1,219,944

		2,600,411
Communications Equipment — 0.8%
Arista Networks, Inc. (a)	178	23,544
ARRIS International PLC (a)	861	22,773
Black Box Corp.	21,226	189,973
Brocade Communications Systems, Inc.	1,829	22,826
Calix, Inc. (a)	35,662	258,549
Ciena Corp. (a)(b)	13,350	315,193
Cisco Systems, Inc.	59,251	2,002,684
CommScope Holding Co., Inc. (a)	585	24,400
EchoStar Corp., Class A (a)	207	11,789
Extreme Networks, Inc. (a)	10,214	76,707
InterDigital, Inc.	7,641	659,418
NETGEAR, Inc. (a)	2,470	122,389
Ubiquiti Networks, Inc. (a)(b)	1,456	73,179

		3,803,424
Construction & Engineering — 0.7%
AECOM (a)	696	24,771
Chicago Bridge & Iron Co. NV	476	14,637
China Communications Construction Co. Ltd., Class H	66,000	93,162
China Railway Construction Corp. Ltd., Class H	120,000	170,285
China Railway Group Ltd., Class H	1,040,000	931,233
Comfort Systems USA, Inc.	10,464	383,506
Hyundai Development Co-Engineering & Construction	24,658	896,984
KBR, Inc.	651	9,784
MasTec, Inc. (a)	23,537	942,657
Metallurgical Corp. of China Ltd.	93,000	35,441
MYR Group, Inc. (a)	498	20,418
Quanta Services, Inc. (a)	658	24,418

		3,547,296

Common Stocks	Shares	Value
Construction Materials — 0.6%
China Resources Cement Holdings Ltd.	476,000	$266,610
Eagle Materials, Inc.	214	20,788
Grasim Industries, Ltd.	23,453	378,848
Siam Cement PCL — NVDR	144,000	2,263,056
Summit Materials, Inc., Class A (a)	11,941	295,062

		3,224,364
Consumer Finance — 0.3%
American Express Co.	5,783	457,493
Capital One Financial Corp.	2,441	211,537
Consumer Portfolio Services, Inc. (a)	2,615	12,317
Credit Acceptance Corp. (a)(b)	38	7,578
Discover Financial Services	2,391	163,520
Enova International, Inc. (a)	23,425	347,861
Green Dot Corp., Class A (a)	4,036	134,641
Navient Corp.	11,425	168,633
OneMain Holdings, Inc. (a)	242	6,014
Santander Consumer USA Holdings, Inc. (a)	482	6,420
SLM Corp. (a)	1,945	23,535
Synchrony Financial	3,581	122,828

		1,662,377
Containers & Packaging — 0.3%
Aptargroup, Inc.	283	21,788
Avery Dennison Corp.	1,620	130,572
Bemis Co., Inc.	431	21,059
Berry Plastics Group, Inc. (a)	575	27,928
Crown Holdings, Inc. (a)	5,173	273,910
Graphic Packaging Holding Co.	1,456	18,739
Owens-Illinois, Inc. (a)	736	15,000
Packaging Corp. of America	5,490	502,994
Sealed Air Corp.	3,570	155,580
Silgan Holdings, Inc.	170	10,091
Sonoco Products Co.	454	24,026
WestRock Co.	8,940	465,148

		1,666,835
Distributors — 0.0%
LKQ Corp. (a)	928	27,162
Pool Corp.	184	21,957

		49,119
Diversified Consumer Services — 0.2%
Ascent Capital Group, Inc., Class A (a)(b)	5,929	83,777
Bridgepoint Education, Inc. (a)	10,813	115,375
Capella Education Co.	3,024	257,116
Career Education Corp. (a)	2,225	19,357
Graham Holdings Co., Class B	20	11,991
K12, Inc. (a)	2,612	50,020
Regis Corp. (a)	35,690	418,287

4	MASTER INVESTMENT PORTFOLIO	MARCH 31, 2017

Schedule of Investments (continued)	Active Stock Master Portfolio

Common Stocks	Shares	Value
Diversified Consumer Services (continued)
Service Corp. International	857	$26,464
ServiceMaster Global Holdings, Inc. (a)	619	25,843
Sotheby’s (a)(b)	1,163	52,893

		1,061,123
Diversified Financial Services — 1.6%
Ayala Corp.	26,040	438,477
Berkshire Hathaway, Inc., Class B (a)	12,642	2,107,169
BM&FBovespa SA	12,900	79,487
CBOE Holdings, Inc.	370	29,996
CME Group, Inc.	7,803	926,996
FactSet Research Systems, Inc.	183	30,179
Fubon Financial Holding Co. Ltd.	131,000	213,667
Interactive Brokers Group, Inc., Class A	289	10,034
Intercontinental Exchange, Inc.	28,802	1,724,376
Kotak Mahindra Bank Ltd.	23,556	316,409
MarketAxess Holdings, Inc.	167	31,311
Moody’s Corp.	92	10,308
Morningstar, Inc.	82	6,445
MSCI, Inc.	991	96,315
NewStar Financial, Inc.	12,102	128,039
Rural Electrification Corp. Ltd.	253,743	707,378
S&P Global, Inc.	10,645	1,391,727

		8,248,313
Diversified Telecommunication Services — 1.6%
AT&T, Inc. (b)	30,915	1,284,518
CenturyLink, Inc. (b)	5,734	135,150
China Communications Services Corp. Ltd., Class H	1,242,000	813,394
China Telecom Corp. Ltd., Class H	1,058,000	516,809
Fairpoint Communications, Inc. (a)	1,232	20,451
Frontier Communications Corp. (b)	2,540	5,436
Level 3 Communications, Inc. (a)	1,640	93,841
LG Uplus Corp.	27,254	348,806
Ooma, Inc. (a)(b)	17,013	169,279
Telefonica Brasil SA, Preference Shares	11,700	174,719
Telekomunikasi Indonesia Persero Tbk PT	4,634,200	1,440,517
Telekomunikasi Indonesia Persero Tbk PT — ADR	43,438	1,353,963
Telkom SA SOC Ltd.	77,929	435,816
Verizon Communications, Inc.	29,740	1,449,825
Windstream Holdings, Inc.	7,448	40,592

		8,283,116
Electric Utilities — 0.5%
American Electric Power Co., Inc.	10,405	698,488
Avangrid, Inc.	257	10,984
Duke Energy Corp.	4,610	378,066

Common Stocks	Shares	Value
Electric Utilities (continued)
Edison International	1,105	$87,969
Entergy Corp.	1,783	135,437
Exelon Corp.	8,491	305,506
FirstEnergy Corp.	5,136	163,427
Great Plains Energy, Inc.	983	28,723
Hawaiian Electric Industries, Inc.	490	16,322
Korea Electric Power Corp.	6,829	284,259
NextEra Energy, Inc.	567	72,786
Westar Energy, Inc.	3,174	172,253
Xcel Energy, Inc.	3,973	176,600

		2,530,820
Electrical Equipment — 0.4%
ABB India Ltd.	5,711	112,505
Atkore International Group, Inc. (a)(b)	20,354	534,903
Eaton Corp. PLC	4,273	316,843
Emerson Electric Co.	2,369	141,808
Hubbell, Inc.	251	30,133
LS Corp.	1,029	59,088
Regal-Beloit Corp.	203	15,357
Rockwell Automation, Inc.	6,605	1,028,465

		2,239,102
Electronic Equipment, Instruments & Components — 2.1%
Amphenol Corp., Class A	1,687	120,064
AU Optronics Corp.	188,000	73,232
CDW Corp.	1,667	96,203
Cognex Corp.	371	31,145
Corning, Inc.	6,497	175,419
Dolby Laboratories, Inc., Class A	4,013	210,321
Fabrinet (a)	736	30,934
Fitbit, Inc., Series A (a)	576	3,410
Flex Ltd. (a)	34,146	573,653
FLIR Systems, Inc.	769	27,899
Hon Hai Precision Industry Co. Ltd.	1,013,000	3,038,076
Innolux Corp.	3,185,000	1,317,746
IPG Photonics Corp. (a)	161	19,433
Jabil Circuit, Inc.	854	24,698
Kemet Corp. (a)(b)	25,324	303,888
Keysight Technologies, Inc. (a)	783	28,298
National Instruments Corp.	472	15,368
PC Connection, Inc.	2,972	88,536
PCM, Inc. (a)	4,968	139,352
Sanmina Corp. (a)	45,614	1,851,928
SYNNEX Corp.	13,690	1,532,459
TE Connectivity Ltd.	9,496	707,927
Tech Data Corp. (a)	3,847	361,233
Zebra Technologies Corp., Class A (a)	236	21,535

		10,792,757
Energy Equipment & Services — 0.6%
Archrock, Inc.	7,224	89,578

MASTER INVESTMENT PORTFOLIO	MARCH 31, 2017	5

Schedule of Investments (continued)	Active Stock Master Portfolio

Common Stocks	Shares	Value
Energy Equipment & Services (continued)
Baker Hughes, Inc. (b)	16,381	$979,911
Basic Energy Services, Inc. (a)	1,749	58,347
Diamond Offshore Drilling, Inc. (a)	294	4,913
Dril-Quip, Inc. (a)	173	9,437
Ensco PLC, Class A	1,377	12,324
Fairmount Santrol Holdings, Inc. (a)	14,299	104,812
Frank’s International NV	161	1,702
Halliburton Co.	3,258	160,326
Helix Energy Solutions Group, Inc. (a)	11,220	87,179
Mammoth Energy Services, Inc. (a)	8,895	191,331
McDermott International, Inc. (a)(b)	8,318	56,147
Nabors Industries Ltd.	1,258	16,442
National Oilwell Varco, Inc.	4,132	165,652
Noble Corp. PLC	1,105	6,840
Oceaneering International, Inc.	447	12,105
Patterson-UTI Energy, Inc.	744	18,057
Pioneer Energy Services Corp. (a)	27,980	111,920
Rowan Cos. PLC, Class A (a)	574	8,943
RPC, Inc.	266	4,870
Schlumberger Ltd.	8,745	682,985
Superior Energy Services, Inc. (a)(b)	686	9,782
TechnipFMC PLC (a)	2,710	88,075
Transocean Ltd. (a)(b)	1,576	19,621
Unit Corp. (a)	9,100	219,856

		3,121,155
Food & Staples Retailing — 0.9%
Casey’s General Stores, Inc.	178	19,980
Cia Brasileira de Distribuicao Grupo Pao de Acucar, Preference Shares	3,800	72,951
CVS Health Corp.	8,130	638,205
Performance Food Group Co. (a)	12,669	301,522
SpartanNash Co.	4,737	165,748
Sprouts Farmers Market, Inc. (a)	602	13,918
U.S. Foods Holding Corp. (a)	1,052	29,435
Wal-Mart de Mexico SAB de CV	356,300	821,371
Wal-Mart Stores, Inc.	32,921	2,372,946
Walgreens Boots Alliance, Inc.	3,712	308,281

		4,744,357
Food Products — 1.4%
Archer-Daniels-Midland Co.	13,716	631,485
Blue Buffalo Pet Products, Inc. (a)	272	6,256
Calavo Growers, Inc. (b)	3,966	240,340
Campbell Soup Co.	617	35,317
China Agri-Industries Holdings Ltd. (a)	341,000	171,571
Dean Foods Co.	26,406	519,142
Flowers Foods, Inc.	789	15,314
Fresh Del Monte Produce, Inc. (b)	1,869	110,701

Common Stocks	Shares	Value
Food Products (continued)
General Mills, Inc.	1,931	$113,948
Gruma SAB de CV	8,570	120,620
Grupo Bimbo SAB de CV, Series A	43,600	108,498
Hain Celestial Group, Inc. (a)	465	17,298
Hershey Co.	5,100	557,175
Ingredion, Inc.	11,444	1,378,201
IOI Corp. Bhd	549,100	576,672
Kellogg Co.	1,611	116,975
Lamb Weston Holdings, Inc.	667	28,054
M Dias Branco SA	11,600	473,545
McCormick & Co., Inc.	2,243	218,805
Mead Johnson Nutrition Co.	1,875	167,025
Mondelez International, Inc., Class A	13,919	599,631
Pilgrim’s Pride Corp.	270	6,076
Pinnacle Foods, Inc.	528	30,555
Post Holdings, Inc. (a)	293	25,643
Sanderson Farms, Inc. (b)	6,594	684,721
Tiger Brands Ltd.	5,770	172,148
TreeHouse Foods, Inc. (a)	250	21,165
Tyson Foods, Inc., Class A	1,247	76,952

		7,223,833
Gas Utilities — 0.5%
National Fuel Gas Co. (b)	336	20,032
Southwest Gas Holdings, Inc.	21,644	1,794,504
UGI Corp.	10,630	525,122

		2,339,658
Health Care Equipment & Supplies — 2.0%
Abbott Laboratories	2,797	124,215
ABIOMED, Inc. (a)	181	22,661
Alere, Inc. (a)	395	15,693
Align Technology, Inc. (a)	79	9,062
AngioDynamics, Inc. (a)	9,717	168,590
Baxter International, Inc.	20,123	1,043,579
Becton Dickinson & Co.	1,029	188,760
Boston Scientific Corp. (a)	3,474	86,398
C.R. Bard, Inc.	6,259	1,555,612
Cantel Medical Corp.	12,879	1,031,608
Cardiovascular Systems, Inc. (a)	10,041	283,909
Cutera, Inc. (a)	13,079	270,735
Glaukos Corp. (a)	813	41,707
Hill-Rom Holdings, Inc.	299	21,109
Hologic, Inc. (a)	2,384	101,439
IDEXX Laboratories, Inc. (a)	2,725	421,312
Inogen, Inc. (a)(b)	3,185	247,029
Lantheus Holdings, Inc. (a)	1,431	17,887
LeMaitre Vascular, Inc.	4,430	109,111
Masimo Corp. (a)	31,456	2,933,587
Medtronic PLC	4,118	331,746
NxStage Medical, Inc. (a)	9,738	261,271
SeaSpine Holdings Corp. (a)	7,067	55,476
Stryker Corp.	1,049	138,101

6	MASTER INVESTMENT PORTFOLIO	MARCH 31, 2017

Schedule of Investments (continued)	Active Stock Master Portfolio

Common Stocks	Shares	Value
Health Care Equipment & Supplies (continued)
Teleflex, Inc.	55	$10,655
Varex Imaging Corp. (a)	175	5,880
Veracyte, Inc. (a)	1,806	16,579
West Pharmaceutical Services, Inc.	328	26,768
Zimmer Biomet Holdings, Inc.	3,914	477,939

		10,018,418
Health Care Providers & Services — 1.5%
Acadia Healthcare Co., Inc. (a)(b)	333	14,519
Aetna, Inc.	1,554	198,213
AmerisourceBergen Corp. (b)	7,265	642,952
Anthem, Inc.	1,204	199,118
Brookdale Senior Living, Inc. (a)	841	11,295
Cardinal Health, Inc.	7,720	629,566
Cigna Corp.	988	144,732
Corvel Corp. (a)	3,008	130,848
Cross Country Healthcare, Inc. (a)	11,437	164,235
Express Scripts Holding Co. (a)	11,082	730,415
Five Star Senior Living, Inc. (a)	6,221	13,375
Fleury SA	37,600	508,043
HCA Holdings, Inc. (a)	2,428	216,068
Humana, Inc.	585	120,592
LHC Group, Inc. (a)	5,636	303,780
LifePoint Health, Inc. (a)	170	11,135
Magellan Health, Inc. (a)	2,786	192,373
McKesson Corp.	1,099	162,938
National Research Corp.	2,146	42,276
Netcare Ltd.	67,891	129,529
Premier, Inc., Class A (a)	209	6,652
Quest Diagnostics, Inc.	1,410	138,448
Shanghai Pharmaceuticals Holding Co. Ltd., Class H	89,700	234,979
Sinopharm Group Co. Ltd., Class H	93,600	434,535
Tenet Healthcare Corp. (a)	366	6,482
UnitedHealth Group, Inc.	14,163	2,322,942
VCA, Inc. (a)	783	71,645
WellCare Health Plans, Inc. (a)	202	28,322

		7,810,007
Health Care Technology — 0.2%
athenahealth, Inc. (a)	178	20,059
Inovalon Holdings, Inc., Class A (a)(b)	269	3,389
Medidata Solutions, Inc. (a)	8,643	498,615
Veeva Systems, Inc., Class A (a)	439	22,512
Vocera Communications, Inc. (a)	19,046	472,912

		1,017,487
Hotels, Restaurants & Leisure — 1.5%
Bloomin’ Brands, Inc. (b)	10,148	200,220
Brinker International, Inc. (b)	225	9,891
Caesars Entertainment Corp. (a)	22,537	215,228
Carnival Corp.	5,201	306,391
Cheesecake Factory, Inc.	14,602	925,183

Common Stocks	Shares	Value
Hotels, Restaurants & Leisure (continued)
Choice Hotels International, Inc.	21,182	$1,325,993
Del Taco Restaurants, Inc. (a)	7,777	103,123
Dunkin’ Brands Group, Inc.	419	22,911
Extended Stay America, Inc.	44,224	704,931
Genting Bhd	232,700	504,385
Hilton Grand Vacations, Inc. (a)	3,989	114,325
Hyatt Hotels Corp., Class A (a)	149	8,043
International Game Technology PLC	433	10,262
Intrawest Resorts Holdings, Inc. (a)	1,644	41,117
Isle of Capri Casinos, Inc. (a)	1,452	38,275
Marriott International, Inc., Class A	424	39,932
McDonald’s Corp.	4,343	562,896
Monarch Casino & Resort, Inc. (a)	4,704	138,956
Panera Bread Co., Class A (a)	102	26,711
Red Rock Resorts, Inc., Class A	2,973	65,941
Royal Caribbean Cruises Ltd.	1,101	108,019
Ruth’s Hospitality Group, Inc. (b)	2,787	55,879
Six Flags Entertainment Corp.	327	19,453
Starbucks Corp.	25,802	1,506,579
Vail Resorts, Inc.	177	33,966
Wendy’s Co.	957	13,025
Wyndham Worldwide Corp.	652	54,957
Yum China Holdings, Inc. (a)	1,592	43,303
Yum! Brands, Inc.	4,387	280,329

		7,480,224
Household Durables — 1.2%
Arcelik AS	173,641	1,083,266
Beazer Homes USA, Inc. (a)	2,826	34,279
CalAtlantic Group, Inc.	341	12,770
Century Communities, Inc. (a)	21,844	554,837
D.R. Horton, Inc.	12,917	430,265
Haier Electronics Group Co. Ltd.	404,000	925,950
Hooker Furniture Corp.	638	19,810
iRobot Corp. (a)(b)	1,798	118,920
Leggett & Platt, Inc.	457	22,996
Lennar Corp., Class B	45	1,881
LG Electronics, Inc.	26,303	1,597,895
M/I Homes, Inc. (a)	6,248	153,076
NVR, Inc. (a)	16	33,710
Taylor Morrison Home Corp., Class A (a)	20,762	442,646
Tempur Sealy International, Inc. (a)	243	11,290
TopBuild Corp. (a)	830	39,010
Tupperware Brands Corp.	229	14,363
UCP, Inc., Class A (a)	10,647	108,067
Whirlpool Corp.	1,402	240,205
William Lyon Homes, Class A (a)	6,719	138,546

		5,983,782
Household Products — 1.4%
Central Garden & Pet Co. (a)(b)	5,112	189,502

MASTER INVESTMENT PORTFOLIO	MARCH 31, 2017	7

Schedule of Investments (continued)	Active Stock Master Portfolio

Common Stocks	Shares	Value
Household Products (continued)
Central Garden & Pet Co., Class A (a)	9,043	$313,973
Clorox Co.	10,047	1,354,637
Colgate-Palmolive Co.	14,006	1,025,099
Energizer Holdings, Inc.	2,442	136,141
Hindustan Unilever Ltd.	95,452	1,340,218
LG Household & Health Care Ltd.	271	196,600
Procter & Gamble Co.	14,593	1,311,181
Unilever Indonesia Tbk PT	335,100	1,089,535

		6,956,886
Independent Power and Renewable Electricity Producers — 0.4%
AES Corp.	51,114	571,454
Dynegy, Inc. (a)	8,852	69,577
Engie Brasil Energia SA	44,400	501,638
Glow Energy PCL — NVDR	128,200	307,770
NRG Energy, Inc.	1,438	26,891
NRG Yield, Inc., Class A	7,318	127,260
Ormat Technologies, Inc.	8,082	461,321

		2,065,911
Industrial Conglomerates — 0.9%
3M Co.	793	151,725
Alliance Global Group, Inc.	464,800	117,437
BWX Technologies, Inc.	426	20,278
Carlisle Cos., Inc.	11,818	1,257,553
Danaher Corp.	2,742	234,523
General Electric Co.	46,480	1,385,104
Honeywell International, Inc.	1,231	153,715
KOC Holding AS	94,658	399,870
Raven Industries, Inc.	7,839	227,723
Roper Technologies, Inc.	165	34,071
Siemens Ltd.	22,837	441,441

		4,423,440
Insurance — 2.4%
Allied World Assurance Co. Holdings AG	400	21,240
Allstate Corp.	2,391	194,843
American Financial Group, Inc.	312	29,771
American International Group, Inc.	7,041	439,570
American National Insurance Co.	33	3,895
AmTrust Financial Services, Inc. (b)	400	7,384
Aon PLC	4,087	485,086
Arch Capital Group Ltd. (a)	1,431	135,616
Argo Group International Holdings Ltd. (b)	7,670	520,026
Aspen Insurance Holdings Ltd.	274	14,262
Assurant, Inc.	288	27,553
Assured Guaranty Ltd.	607	22,526
Axis Capital Holdings Ltd.	1,595	106,913
Baldwin & Lyons, Inc., Class B	6,759	165,257
Brown & Brown, Inc.	532	22,195
Cathay Financial Holding Co. Ltd.	1,092,000	1,752,761

Common Stocks	Shares	Value
Insurance (continued)
China Pacific Insurance Group Co. Ltd., Class H	126,600	$457,575
Cincinnati Financial Corp.	230	16,622
CNA Financial Corp.	124	5,477
Crawford & Co., Class B	2,282	22,888
Erie Indemnity Co., Class A	111	13,620
First American Financial Corp.	19,294	757,868
FNF Group	2,464	95,948
Hanover Insurance Group, Inc.	193	17,381
Hartford Financial Services Group, Inc.	3,298	158,535
Hyundai Marine & Fire Insurance Co. Ltd.	3,851	120,534
James River Group Holdings Ltd.	12,949	554,994
Lincoln National Corp.	21,642	1,416,469
Loews Corp.	1,576	73,709
Marsh & McLennan Cos., Inc.	2,889	213,468
Mercury General Corp.	124	7,563
MetLife, Inc.	3,629	191,684
National General Holdings Corp.	2,783	66,124
Old Republic International Corp.	1,104	22,610
Ping An Insurance Group Co. of China Ltd., Class H	314,000	1,759,797
Principal Financial Group, Inc.	2,830	178,601
ProAssurance Corp.	240	14,460
Progressive Corp.	2,477	97,049
Prudential Financial, Inc.	9,388	1,001,512
Reinsurance Group of America, Inc.	3,619	459,541
Sanlam Ltd.	25,229	126,593
Selective Insurance Group, Inc. (b)	2,195	103,494
Torchmark Corp.	683	52,618
Travelers Cos., Inc.	2,011	242,406
Unum Group	3,918	183,715
Validus Holdings Ltd.	343	19,342
White Mountains Insurance Group Ltd.	19	16,718

		12,417,813
Internet & Direct Marketing Retail — 1.4%
Alibaba Group Holding Ltd. - ADR (a)	28,921	3,118,551
Amazon.com, Inc. (a)	3,568	3,163,175
Expedia, Inc.	619	78,099
Groupon, Inc. (a)	1,672	6,571
Liberty Expedia Holdings, Inc., Class A (a)	243	11,052
Liberty Ventures, Series A (a)	365	16,235
Netflix, Inc. (a)	754	111,449
Overstock.com, Inc. (a)	19,229	330,739
Priceline Group, Inc. (a)	137	243,856
U.S. Auto Parts Network, Inc. (a)	2,909	9,745

		7,089,472

8	MASTER INVESTMENT PORTFOLIO	MARCH 31, 2017

Schedule of Investments (continued)	Active Stock Master Portfolio

Common Stocks	Shares	Value
Internet Software & Services — 3.4%
Alphabet, Inc., Class A (a)	1,615	$1,369,197
Alphabet, Inc., Class C (a)	2,629	2,180,913
Baidu, Inc. — ADR (a)	5,631	971,460
Bankrate, Inc. (a)	24,375	235,219
Box, Inc., Class A (a)	14,729	240,230
Brightcove, Inc. (a)(b)	2,155	19,180
Carbonite, Inc. (a)	9,084	184,405
Care.com, Inc. (a)	3,406	42,609
CommerceHub, Inc., Series A (a)	58	898
CommerceHub, Inc., Series C (a)	128	1,988
Cornerstone OnDemand, Inc. (a)	10,118	393,489
DHI Group, Inc. (a)	8,808	34,792
eBay, Inc. (a)	7,603	255,233
Endurance International Group Holdings, Inc. (a)	2,135	16,760
Facebook, Inc., Class A (a)	23,749	3,373,545
Five9, Inc. (a)	757	12,460
GoDaddy, Inc., Class A (a)(b)	213	8,073
Gogo, Inc. (a)(b)	5,084	55,924
GrubHub, Inc. (a)	377	12,400
IAC/InterActiveCorp (a)	321	23,664
j2 Global, Inc.	188	15,775
Limelight Networks, Inc. (a)	11,654	30,067
LivePerson, Inc. (a)	9,019	61,780
LogMeIn, Inc.	2,759	269,003
Mail.ru Group Ltd. — GDR (a)	3,253	71,891
Match Group, Inc. (a)(b)	132	2,156
MercadoLibre, Inc.	633	133,861
NAVER Corp.	248	189,636
NetEase, Inc. — ADR	9,526	2,705,384
Nutanix, Inc., Class A (a)(b)	68	1,276
Pandora Media, Inc. (a)	1,005	11,869
Shutterstock, Inc. (a)	921	38,083
Sohu.com, Inc. (a)	1,678	65,996
Tencent Holdings Ltd.	90,300	2,601,498
Twilio, Inc. (a)	89	2,569
VeriSign, Inc. (a)(b)	3,568	310,808
Web.com Group, Inc. (a)	1,364	26,325
Yandex NV, Class A (a)	52,819	1,158,321
Yelp, Inc. (a)	311	10,185
YuMe, Inc. (a)	16,156	66,078
Zillow Group, Inc., Class A (a)	234	7,912

		17,212,912
IT Services — 3.2%
Accenture PLC, Class A	16,680	1,999,598
Acxiom Corp. (a)	9,441	268,785
Amdocs Ltd.	12,468	760,423
Black Knight Financial Services, Inc., Class A (a)(b)	106	4,060
Booz Allen Hamilton Holding Corp.	27,954	989,292
CACI International, Inc., Class A (a)	1,417	166,214
Computer Sciences Corp.	2,004	138,296
Conduent, Inc. (a)	919	15,421

Common Stocks	Shares	Value
IT Services (continued)
Convergys Corp.	36,219	$766,032
CoreLogic, Inc. (a)	404	16,451
CSG Systems International, Inc.	20,031	757,372
CSRA, Inc.	747	21,880
DST Systems, Inc.	150	18,375
Euronet Worldwide, Inc. (a)	228	19,499
Everi Holdings, Inc. (a)	12,243	58,644
First Data Corp., Class A (a)	3,499	54,235
FleetCor Technologies, Inc. (a)	99	14,992
Gartner, Inc. (a)	24	2,592
Genpact Ltd.	14,569	360,728
Hackett Group, Inc.	24,070	469,124
Information Services Group, Inc. (a)	16,462	51,855
International Business Machines Corp.	6,895	1,200,695
Jack Henry & Associates, Inc.	360	33,516
Leidos Holdings, Inc.	603	30,837
Mastercard, Inc., Class A	27,348	3,075,830
PayPal Holdings, Inc. (a)	4,623	198,882
Square, Inc., Class A (a)	236	4,078
Tata Consultancy Services Ltd.	56,498	2,115,788
Tech Mahindra Ltd.	54,729	387,058
Teradata Corp. (a)	592	18,423
Unisys Corp. (a)	3,752	52,340
VeriFone Systems, Inc. (a)	500	9,365
Visa, Inc., Class A (b)	21,706	1,929,012
Western Union Co.	22,093	449,593
WEX, Inc. (a)	176	18,216

		16,477,501
Leisure Products — 0.3%
Black Diamond, Inc. (a)	2,867	15,625
Brunswick Corp.	413	25,276
Hasbro, Inc.	12,198	1,217,604
Malibu Boats, Inc. (a)	3,991	89,598
MCBC Holdings, Inc.	13,942	225,442
Vista Outdoor, Inc. (a)	277	5,704

		1,579,249
Life Sciences Tools & Services — 0.3%
Agilent Technologies, Inc.	2,542	134,396
Bio-Rad Laboratories, Inc., Class A (a)	95	18,937
Bio-Techne Corp.	168	17,077
Bruker Corp.	478	11,152
Cambrex Corp. (a)	6,196	341,090
Charles River Laboratories International, Inc. (a)	213	19,159
Enzo Biochem, Inc. (a)	3,511	29,387
Harvard Bioscience, Inc. (a)	9,912	25,771
Medpace Holdings, Inc. (a)	36	1,075
Mettler-Toledo International, Inc. (a)	215	102,966

MASTER INVESTMENT PORTFOLIO	MARCH 31, 2017	9

Schedule of Investments (continued)	Active Stock Master Portfolio

Common Stocks	Shares	Value
Life Sciences Tools & Services (continued)
NanoString Technologies, Inc. (a)	2,427	$48,224
PAREXEL International Corp. (a)	478	30,167
Patheon NV (a)	147	3,872
PerkinElmer, Inc.	496	28,798
PRA Health Sciences, Inc. (a)	4,815	314,082
QIAGEN NV (a)	1,004	29,086
Thermo Fisher Scientific, Inc.	2,229	342,374
VWR Corp. (a)	356	10,039

		1,507,652
Machinery — 2.0%
AGCO Corp.	8,897	535,421
Barnes Group, Inc.	1,056	54,215
Briggs & Stratton Corp.	15,201	341,262
Caterpillar, Inc.	5,583	517,879
Colfax Corp. (a)	449	17,628
Commercial Vehicle Group, Inc. (a)	10,148	68,702
Crane Co.	222	16,612
Cummins India Ltd.	3,833	56,047
Cummins, Inc.	1,183	178,870
Deere & Co.	1,286	139,994
Donaldson Co., Inc.	580	26,402
Flowserve Corp.	1,309	63,382
Fortive Corp.	4,686	282,191
Graco, Inc.	252	23,723
Harsco Corp. (a)	14,309	182,440
IDEX Corp.	347	32,448
Illinois Tool Works, Inc.	6,667	883,177
Ingersoll-Rand PLC	19,165	1,558,498
ITT, Inc.	412	16,900
Lincoln Electric Holdings, Inc.	279	24,234
Miller Industries, Inc.	821	21,633
Mueller Water Products, Inc., Series A	96,903	1,145,393
Navistar International Corp. (a)(b)	2,242	55,198
Nordson Corp.	260	31,938
Oshkosh Corp.	2,598	178,197
Parker Hannifin Corp.	321	51,463
Pentair PLC	1,888	118,529
Stanley Black & Decker, Inc.	3,487	463,318
Terex Corp.	483	15,166
Timken Co.	321	14,509
Toro Co.	2,004	125,170
Trinity Industries, Inc.	682	18,107
Valmont Industries, Inc.	101	15,706
WABCO Holdings, Inc. (a)	3,184	373,865
Wabtec Corp. (b)	387	30,186
Watts Water Technologies, Inc., Class A	3,408	212,489
Weichai Power Co. Ltd., Class H	368,000	650,052
Welbilt, Inc. (a)	577	11,327
Woodward, Inc.	15,040	1,021,517

Common Stocks	Shares	Value
Machinery (continued)
Xylem, Inc.	9,033	$453,637

		10,027,425
Marine — 0.0%
Kirby Corp. (a)	241	17,003
Media — 2.1%
AH Belo Corp., Class A	9,597	59,022
AMC Networks, Inc., Class A (a)	272	15,961
Astro Malaysia Holdings Bhd	246,500	152,618
Cable One, Inc.	21	13,114
CBS Corp., Class B	2,504	173,677
Charter Communications, Inc., Class A (a)	417	136,492
Cinemark Holdings, Inc.	484	21,461
Clear Channel Outdoor Holdings, Inc., Class A	159	962
Comcast Corp., Class A	76,379	2,871,087
Discovery Communications, Inc., Class A (a)	10,595	308,209
Discovery Communications, Inc., Class C (a)	1,229	34,793
Entercom Communications Corp., Class A (b)	16,538	236,493
Eros International PLC (a)	6,919	71,266
Gannett Co., Inc.	16,825	140,993
Hemisphere Media Group, Inc. (a)	2,181	25,627
IHS Markit Ltd. (a)	7,848	329,224
Interpublic Group of Cos., Inc.	65,041	1,598,057
John Wiley & Sons, Inc., Class A	203	10,921
Lee Enterprises, Inc. (a)	9,634	25,048
Liberty Broadband Corp., Class A (a)	116	9,870
Liberty Broadband Corp., Class C (a)	80	6,912
Liberty Global PLC, Class A (a)	13,331	478,183
Lions Gate Entertainment Corp., Class A	214	5,684
Lions Gate Entertainment Corp., Class B (a)	475	11,580
Live Nation Entertainment, Inc. (a)	599	18,192
Madison Square Garden Co., Class A (a)	88	17,574
McClatchy Co., Class A (a)	3,438	33,245
Meredith Corp. (b)	2,021	130,557
MSG Networks, Inc., Class A (a)	1,742	40,676
Naspers Ltd., Class N	2,569	442,670
National CineMedia, Inc.	2,653	33,507
New Media Investment Group, Inc. (b)	2,629	37,358
News Corp., Class A	1,065	13,845
News Corp., Class B	555	7,492
Nexstar Broadcasting Group, Inc., Class A	384	26,938

10	MASTER INVESTMENT PORTFOLIO	MARCH 31, 2017

Schedule of Investments (continued)	Active Stock Master Portfolio

Common Stocks	Shares	Value
Media (continued)
Omnicom Group, Inc.	4,572	$394,152
Regal Entertainment Group, Class A (b)	369	8,332
Sinclair Broadcast Group, Inc., Class A	4,788	193,914
Smiles SA	20,923	423,727
Thomson Reuters Corp.	1,372	59,312
Time Warner, Inc.	11,050	1,079,695
Tribune Media Co., Class A	354	13,194
Twenty-First Century Fox, Inc., Class A	6,032	195,376
Viacom, Inc., Class A	46	2,243
Viacom, Inc., Class B	1,213	56,550
Walt Disney Co.	8,027	910,182

		10,875,985
Metals & Mining — 1.4%
Alcoa Corp.	669	23,014
Alrosa PJSC	265,600	429,833
Anglo American PLC (a)	25,219	382,408
Cliffs Natural Resources, Inc. (a)	11,780	96,714
Commercial Metals Co.	1,896	36,270
Compass Minerals International, Inc. (b)	154	10,449
Eregli Demir ve Celik Fabrikalari TAS	324,562	527,059
Freeport-McMoRan, Inc. (a)	5,325	71,142
Gold Fields Ltd.	34,082	118,763
Gold Fields Ltd. — ADR (b)	68,368	241,339
Harmony Gold Mining Co. Ltd.	13,223	32,112
Harmony Gold Mining Co. Ltd. — ADR (b)	13,217	32,382
Industrias Penoles SAB de CV	13,865	357,699
KGHM Polska Miedz SA	8,041	234,609
Magnitogorsk Iron & Steel Works OJSC	584,700	381,494
Magnitogorsk Iron & Steel Works OJSC, — GDR	9,301	79,026
Newmont Mining Corp.	17,860	588,666
Nucor Corp.	3,750	223,950
Polymetal International PLC	15,000	186,101
Poongsan Corp.	20,021	700,522
POSCO	1,950	506,466
Real Industry, Inc. (a)	12,849	36,620
Reliance Steel & Aluminum Co.	318	25,446
Royal Gold, Inc.	297	20,805
Ryerson Holding Corp. (a)	6,279	79,115
Schnitzer Steel Industries, Inc., Class A	26,911	555,712
Severstal PJSC	5,570	80,713
Southern Copper Corp. (b)	382	13,710
Steel Dynamics, Inc.	1,072	37,263
SunCoke Energy, Inc. (a)	17,316	155,151
Tahoe Resources, Inc.	1,373	11,025

Common Stocks	Shares	Value
Metals & Mining (continued)
United States Steel Corp.	703	$23,768
Worthington Industries, Inc.	15,337	691,545

		6,990,891
Multi-Utilities — 0.9%
Ameren Corp.	1,499	81,830
CenterPoint Energy, Inc.	21,161	583,409
CMS Energy Corp.	24,791	1,109,149
Consolidated Edison, Inc.	274	21,279
DTE Energy Co.	652	66,576
MDU Resources Group, Inc.	886	24,250
NorthWestern Corp.	25,838	1,516,690
PG&E Corp.	369	24,487
Public Service Enterprise Group, Inc.	1,785	79,165
Sempra Energy	7,497	828,418
Vectren Corp.	7,570	443,678

		4,778,931
Multiline Retail — 0.7%
Big Lots, Inc. (b)	22,201	1,080,744
Burlington Stores, Inc. (a)	321	31,230
Dillard’s, Inc., Class A (b)	82	4,284
JC Penney Co., Inc. (a)(b)	1,405	8,655
Macy’s, Inc.	1,848	54,775
Matahari Department Store Tbk PT	649,300	642,074
Nordstrom, Inc.	648	30,177
Target Corp.	26,932	1,486,377

		3,338,316
Oil & Gas Exploration & Production — 0.1%
Carrizo Oil & Gas, Inc. (a)	18,140	519,892
Oil, Gas & Consumable Fuels — 4.3%
Abraxas Petroleum Corp. (a)	13,009	26,278
Alon USA Energy, Inc.	2,314	28,208
Anadarko Petroleum Corp.	6,710	416,020
Apache Corp.	83	4,265
Approach Resources, Inc. (a)(b)	17,222	43,227
Bill Barrett Corp. (a)	50,764	230,976
Chesapeake Energy Corp. (a)	2,779	16,507
Chevron Corp.	11,402	1,224,233
China Petroleum & Chemical Corp., Class H	1,206,000	981,643
China Petroleum & Chemical Corp. — ADR	8,946	729,189
China Shenhua Energy Co. Ltd., Class H	55,500	129,134
Cimarex Energy Co.	487	58,192
Clayton Williams Energy, Inc. (a)	184	24,303
Cloud Peak Energy, Inc. (a)	10,713	49,066
CNOOC Ltd.	811,000	969,406
CNOOC Ltd. — ADR (b)	6,383	764,683
ConocoPhillips	41,563	2,072,747

MASTER INVESTMENT PORTFOLIO	MARCH 31, 2017	11

Schedule of Investments (continued)	Active Stock Master Portfolio

Common Stocks	Shares	Value
Oil, Gas & Consumable Fuels (continued)
CONSOL Energy, Inc. (a)	1,036	$17,384
Continental Resources, Inc. (a)(b)	3,600	163,512
Denbury Resources, Inc. (a)(b)	14,862	38,344
Devon Energy Corp.	3,974	165,795
Eclipse Resources Corp. (a)	23,359	59,332
Enbridge, Inc.	11,733	490,909
Energen Corp. (a)	443	24,117
Energy XXI Gulf Coast, Inc. (a)	2,634	78,941
EOG Resources, Inc.	1,311	127,888
EP Energy Corp., Class A (a)(b)	23,355	110,936
Evolution Petroleum Corp.	1,195	9,560
Extraction Oil & Gas, Inc. (a)	197	3,654
Exxon Mobil Corp.	28,020	2,297,920
Formosa Petrochemical Corp.	80,000	279,443
Grupa Lotos SA (a)	3,870	53,361
Gulfport Energy Corp. (a)	726	12,480
Hindustan Petroleum Corp., Ltd.	22,563	182,670
International Seaways, Inc. (a)	6,969	133,247
Kinder Morgan, Inc.	2,767	60,155
Kosmos Energy Ltd. (a)	717	4,775
Laredo Petroleum, Inc. (a)	28,051	409,545
Marathon Petroleum Corp.	27,091	1,369,179
Matador Resources Co. (a)(b)	14,078	334,916
MOL Hungarian Oil & Gas PLC	1,573	107,705
Murphy USA, Inc. (a)	158	11,600
Newfield Exploration Co. (a)	2,454	90,577
Northern Oil and Gas, Inc. (a)(b)	33,193	86,302
Oasis Petroleum, Inc. (a)	9,663	137,794
Occidental Petroleum Corp.	16,261	1,030,297
Oil & Natural Gas Corp., Ltd.	22,508	64,131
Overseas Shipholding Group, Inc., Class A (a)	32,842	126,770
Pacific Ethanol, Inc. (a)	16,358	112,052
PBF Energy, Inc., Class A (b)	497	11,019
Petronas Dagangan Bhd	43,900	237,974
Phillips 66	1,774	140,536
Pioneer Natural Resources Co.	543	101,123
Polski Koncern Naftowy ORLEN SA	76,097	1,919,319
PTT Exploration & Production PCL — NVDR	77,300	209,229
PTT PCL — NVDR	102,500	1,154,345
QEP Resources, Inc. (a)	1,091	13,867
Range Resources Corp.	3,732	108,601
Renewable Energy Group, Inc. (a)	31,550	329,698
REX American Resources Corp. (a)	362	32,757
SandRidge Energy, Inc. (a)	4,715	87,180
SK Innovation Co. Ltd.	1,496	222,914
SM Energy Co. (b)	441	10,593
Tatneft PJSC	19,300	119,917
Tesoro Corp.	846	68,577
Thai Oil PCL — NVDR	64,300	141,293
Valero Energy Corp.	8,053	533,833
Whiting Petroleum Corp. (a)	920	8,703
Williams Cos., Inc.	8,095	239,531

Common Stocks	Shares	Value
Oil, Gas & Consumable Fuels (continued)
World Fuel Services Corp.	316	$11,455
WPX Energy, Inc. (a)	1,755	23,499

		21,689,331
Paper & Forest Products — 0.6%
Domtar Corp.	285	10,408
Louisiana-Pacific Corp. (a)	16,570	411,268
Mondi Ltd.	44,101	1,051,919
Nine Dragons Paper Holdings Ltd.	163,000	175,362
Sappi Ltd.	202,815	1,373,900
Verso Corp., Class A (a)	9,013	54,078

		3,076,935
Personal Products — 0.6%
Godrej Consumer Products Ltd.	10,658	274,398
Herbalife Ltd. (a)(b)	778	45,233
Hypermarcas SA	233,000	2,158,372
Inter Parfums, Inc.	1,791	65,461
Medifast, Inc.	6,838	303,402
Natural Health Trends Corp.	427	12,340
Nu Skin Enterprises, Inc., Class A	252	13,996

		2,873,202
Pharmaceuticals — 2.6%
Akorn, Inc. (a)	383	9,223
Alkem Laboratories Ltd.	3,881	131,795
Allergan PLC	1,154	275,714
Bristol-Myers Squibb Co.	17,179	934,194
Cadila Healthcare Ltd.	8,508	57,914
Catalent, Inc. (a)	4,365	123,617
Corcept Therapeutics, Inc. (a)	32,563	356,890
Eli Lilly & Co.	3,218	270,666
Endo International PLC (a)	935	10,435
Heska Corp. (a)	2,395	251,427
Horizon Pharma PLC (a)	5,899	87,187
Johnson & Johnson	32,250	4,016,737
Merck & Co., Inc.	22,968	1,459,387
Perrigo Co. PLC	73	4,846
Pfizer, Inc.	32,805	1,122,259
Phibro Animal Health Corp., Class A	2,995	84,160
Prestige Brands Holdings, Inc. (a)	34,655	1,925,432
Sciclone Pharmaceuticals, Inc. (a)	6,393	62,651
Supernus Pharmaceuticals, Inc. (a)	9,577	299,760
Zoetis, Inc.	29,487	1,573,721

		13,058,015
Professional Services — 0.6%
Insperity, Inc.	16,594	1,471,058
ManpowerGroup, Inc.	11,022	1,130,526
Nielsen Holdings PLC	2,716	112,198
RPX Corp. (a)	19,970	239,640

12	MASTER INVESTMENT PORTFOLIO	MARCH 31, 2017

Schedule of Investments (continued)	Active Stock Master Portfolio

Common Stocks	Shares	Value
Professional Services (continued)
TransUnion (a)	242	$9,281

		2,962,703
Real Estate Investment Trusts (REITs) — 3.2%
American Campus Communities, Inc.	597	28,411
American Homes 4 Rent, Class A	760	17,450
American Tower Corp.	9,885	1,201,423
Apartment Investment & Management Co., Class A	712	31,577
Apple Hospitality REIT, Inc.	750	14,325
Arbor Realty Trust, Inc.	37,625	315,297
Ares Commercial Real Estate Corp.	3,428	45,867
Armada Hoffler Properties, Inc.	5,261	73,075
Ashford Hospitality Prime, Inc.	27,220	288,804
Ashford Hospitality Trust, Inc.	3,409	21,715
Brandywine Realty Trust	785	12,741
Brixmor Property Group, Inc.	7,203	154,576
Camden Property Trust	524	42,161
Care Capital Properties, Inc.	383	10,291
Catchmark Timber Trust, Inc., Class A	7,354	84,718
Chatham Lodging Trust	2,159	42,640
Chimera Investment Corp.	856	17,274
Columbia Property Trust, Inc.	565	12,571
CoreCivic, Inc.	533	16,747
Corporate Office Properties Trust	431	14,266
Crown Castle International Corp.	547	51,664
CubeSmart	810	21,028
CyrusOne, Inc.	323	16,625
DCT Industrial Trust, Inc.	411	19,777
DDR Corp.	1,405	17,605
Douglas Emmett, Inc.	638	24,499
Duke Realty Corp.	2,144	56,323
Empire State Realty Trust, Inc., Class A	554	11,435
EPR Properties	288	21,205
Equity Lifestyle Properties, Inc.	349	26,894
Equity Residential	2,209	137,444
First Industrial Realty Trust, Inc.	15,073	401,394
Forest City Realty Trust, Inc., Class A	1,043	22,717
Gaming and Leisure Properties, Inc.	855	28,574
GGP, Inc.	97	2,248
Healthcare Trust of America, Inc., Class A	617	19,411
Hersha Hospitality Trust	24,785	465,710
Highwoods Properties, Inc.	438	21,519
Host Hotels & Resorts, Inc.	8,378	156,333
Kilroy Realty Corp.	438	31,571
Kite Realty Group Trust	4,756	102,254
Lamar Advertising Co., Class A	375	28,028
Liberty Property Trust	389	14,996

Common Stocks	Shares	Value
Real Estate Investment Trusts (REITs) (continued)
Life Storage, Inc.	209	$17,163
Medical Properties Trust, Inc.	93,132	1,200,471
MFA Financial, Inc.	1,689	13,647
MTGE Investment Corp.	2,390	40,032
National Storage Affiliates Trust	2,020	48,278
New Residential Investment Corp.	8,462	143,685
Omega Healthcare Investors, Inc.	841	27,745
One Liberty Properties, Inc.	9,079	212,085
Outfront Media, Inc.	630	16,727
Paramount Group, Inc.	823	13,341
Park Hotels & Resorts, Inc.	519	13,323
Piedmont Office Realty Trust, Inc., Class A	661	14,132
Preferred Apartment Communities, Inc., Class A	4,736	62,563
Prologis, Inc.	1,402	72,736
PS Business Parks, Inc.	12,725	1,460,321
Public Storage	660	144,481
QTS Realty Trust, Inc., Class A	14,348	699,465
Quality Care Properties, Inc. (a)	425	8,016
Ramco-Gershenson Properties Trust	87,127	1,221,521
Rayonier, Inc.	560	15,870
Retail Properties of America, Inc., Class A	1,084	15,631
RLJ Lodging Trust	10,647	250,311
Ryman Hospitality Properties, Inc.	12,771	789,631
Simon Property Group, Inc.	5,594	962,336
Spirit Realty Capital, Inc.	2,190	22,185
STAG Industrial, Inc.	9,711	242,969
Starwood Property Trust, Inc.	1,142	25,786
STORE Capital Corp.	689	16,453
Summit Hotel Properties, Inc.	34,411	549,888
Sun Communities, Inc.	306	24,581
Tanger Factory Outlet Centers, Inc.	426	13,960
Taubman Centers, Inc.	267	17,627
Terreno Realty Corp.	26,950	754,600
Two Harbors Investment Corp.	1,579	15,143
Uniti Group, Inc.	558	14,424
Urban Edge Properties	2,306	60,648
Ventas, Inc.	24,384	1,585,935
Weingarten Realty Investors	37,720	1,259,471
WP Carey, Inc.	473	29,430

		16,241,794
Real Estate Management & Development — 0.7%
Ayala Land, Inc.	84,100	55,376
CareTrust REIT, Inc.	10,401	174,945
China Overseas Land & Investment Ltd.	284,000	811,661
China Resources Land Ltd.	322,000	870,897
China Vanke Co. Ltd., Class H	139,900	378,363
Emaar Properties PJSC	92,335	183,643

MASTER INVESTMENT PORTFOLIO	MARCH 31, 2017	13

Schedule of Investments (continued)	Active Stock Master Portfolio

Common Stocks	Shares	Value
Real Estate Management & Development (continued)
Housing Development & Infrastructure Ltd. (a)	73,501	$92,801
Howard Hughes Corp. (a)	165	19,346
IOI Properties Group Sdn Bhd	89,400	41,816
KWG Property Holding Ltd.	115,000	83,336
RE/MAX Holdings, Inc., Class A	255	15,160
Realogy Holdings Corp.	660	19,661
Shenzhen Investment Ltd.	360,000	161,352
Sino-Ocean Land Holdings Ltd.	160,500	75,409
Yuexiu Property Co. Ltd.	2,012,000	341,831

		3,325,597
Road & Rail — 0.4%
ArcBest Corp. (b)	8,821	229,346
Avis Budget Group, Inc. (a)	355	10,501
Genesee & Wyoming, Inc., Class A (a)	277	18,797
Hertz Global Holdings, Inc. (a)	330	5,788
Landstar System, Inc.	193	16,530
Old Dominion Freight Line, Inc.	308	26,356
Ryder System, Inc.	245	18,483
Union Pacific Corp.	14,079	1,491,248
USA Truck, Inc. (a)	10,299	75,698

		1,892,747
Semiconductors & Semiconductor Equipment — 4.1%
Advanced Energy Industries, Inc. (a)	8,170	560,135
Advanced Micro Devices, Inc. (a)	49,906	726,132
Advanced Semiconductor Engineering, Inc.	118,248	151,479
Alpha & Omega Semiconductor Ltd. (a)	14,727	253,157
Amkor Technology, Inc. (a)	32,026	371,181
Analog Devices, Inc.	77	6,310
Applied Materials, Inc.	6,384	248,338
Broadcom Ltd.	2,987	654,034
Brooks Automation, Inc.	14,012	313,869
Cirrus Logic, Inc. (a)	6,754	409,900
Cree, Inc. (a)	454	12,135
Cypress Semiconductor Corp. (b)	1,423	19,580
Entegris, Inc. (a)	39,815	931,671
First Solar, Inc. (a)(b)	346	9,377
Ichor Holdings Ltd. (a)	7,565	150,014
Intel Corp.	21,796	786,182
IXYS Corp.	2,335	33,974
KLA-Tencor Corp.	15,696	1,492,219
Lam Research Corp.	936	120,145
Marvell Technology Group Ltd.	2,641	40,302
Maxim Integrated Products, Inc.	27,317	1,228,172
Microchip Technology, Inc. (b)	3,249	239,711
Micron Technology, Inc. (a)	6,302	182,128
Microsemi Corp. (a)	3,608	185,920
Monolithic Power Systems, Inc.	1,657	152,610

Common Stocks	Shares	Value
Semiconductors & Semiconductor Equipment (continued)
Nanometrics, Inc. (a)	377	$11,483
Novatek Microelectronics Corp.	58,000	224,619
NVIDIA Corp.	2,362	257,293
NXP Semiconductor NV (a)	421	43,573
ON Semiconductor Corp. (a)	1,883	29,168
Power Integrations, Inc.	2,217	145,768
Qorvo, Inc. (a)	499	34,211
QUALCOMM, Inc.	8,649	495,934
Semtech Corp. (a)	5,867	198,305
SK Hynix, Inc.	32,179	1,453,429
Skyworks Solutions, Inc.	1,124	110,130
SunPower Corp. (a)	263	1,604
Taiwan Semiconductor Manufacturing Co. Ltd.	654,000	4,100,994
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	1,437	47,191
Teradyne, Inc.	927	28,830
Texas Instruments, Inc.	33,629	2,709,152
Ultra Clean Holdings, Inc. (a)	25,408	428,633
Xcerra Corp. (a)	1,776	15,789
Xilinx, Inc.	25,268	1,462,764

		21,077,545
Software — 2.6%
A10 Networks, Inc. (a)	14,382	131,595
Activision Blizzard, Inc.	2,629	131,082
Adobe Systems, Inc. (a)	8,256	1,074,353
Allscripts Healthcare Solutions, Inc. (a)	852	10,803
American Software, Inc., Class A	4,151	42,672
Atlassian Corp. PLC, Class A (a)	119	3,564
Barracuda Networks, Inc. (a)	10,008	231,285
Check Point Software Technologies Ltd. (a)(b)	7,402	759,889
Dell Technologies, Inc., Class V (a)	4,896	313,736
FireEye, Inc. (a)(b)	691	8,714
Guidewire Software, Inc. (a)	330	18,589
HubSpot, Inc. (a)	1,298	78,594
Imperva, Inc. (a)	6,335	260,052
Intuit, Inc.	3,913	453,869
Jive Software, Inc. (a)	2,312	9,942
Manhattan Associates, Inc. (a)	327	17,020
Microsoft Corp.	79,361	5,226,715
MicroStrategy, Inc., Class A (a)	5,780	1,085,484
Mitek Systems, Inc. (a)(b)	1,788	11,890
MobileIron, Inc. (a)	5,963	25,939
Oracle Corp.	7,626	340,196
Proofpoint, Inc. (a)(b)	11,221	834,394
PTC, Inc. (a)	520	27,326
SecureWorks Corp., Class A (a)	13,997	132,971
SNAP, Inc., Class A (a)	8,337	187,833
SS&C Technologies Holdings, Inc.	768	27,187
Synopsys, Inc. (a)	500	36,065
Tableau Software, Inc., Class A (a)	251	12,437

14	MASTER INVESTMENT PORTFOLIO	MARCH 31, 2017

Schedule of Investments (continued)	Active Stock Master Portfolio

Common Stocks	Shares	Value
Software (continued)
Take-Two Interactive Software, Inc. (a)	13,604	$806,309
Tyler Technologies, Inc. (a)	151	23,339
Ultimate Software Group, Inc. (a)	125	24,401
Varonis Systems, Inc. (a)	13,502	429,364
VMware, Inc., Class A (a)	2,108	194,231
Zynga, Inc., Class A (a)	3,312	9,439

		12,981,279
Specialty Retail — 1.7%
Aaron’s, Inc.	717	21,324
Asbury Automotive Group, Inc. (a)	5,850	351,585
Best Buy Co., Inc.	9,795	481,424
Big 5 Sporting Goods Corp. (b)	35,395	534,464
Cabela’s, Inc. (a)	229	12,162
Cato Corp., Class A	11,911	261,566
Children’s Place, Inc. (b)	4,515	542,026
CST Brands, Inc.	340	16,351
Express, Inc. (a)	4,490	40,904
Foot Locker, Inc.	1,508	112,813
GameStop Corp., Class A (b)	467	10,531
Group 1 Automotive, Inc.	4,324	320,322
Home Depot, Inc.	14,645	2,150,325
Lowe’s Cos., Inc.	23,448	1,927,660
MarineMax, Inc. (a)	5,033	108,964
Michaels Cos., Inc. (a)	424	9,493
Penske Automotive Group, Inc.	175	8,192
Pier 1 Imports, Inc. (b)	17,961	128,601
Ross Stores, Inc.	784	51,642
Sally Beauty Holdings, Inc. (a)	668	13,654
Tiffany & Co.	4,265	406,455
TJX Cos., Inc.	9,470	748,888
Urban Outfitters, Inc. (a)	408	9,694
West Marine, Inc. (a)	23,436	223,579
Williams-Sonoma, Inc. (b)	404	21,662
Zhongsheng Group Holdings Ltd.	57,000	84,841

		8,599,122
Technology Hardware, Storage & Peripherals — 3.2%
Apple, Inc.	44,099	6,335,262
Asustek Computer, Inc.	81,000	800,860
Hewlett Packard Enterprise Co.	9,119	216,120
HP, Inc.	30,562	546,449
Intevac, Inc. (a)(b)	1,460	18,250
Lite-On Technology Corp.	171,000	294,746
NCR Corp. (a)	564	25,764
NetApp, Inc.	7,677	321,282
Pegatron Corp.	321,000	950,271
Quanta Computer, Inc.	874,000	1,777,013
Samsung Electronics Co. Ltd.	2,321	4,271,602
Simplo Technology Co. Ltd.	30,000	101,825
Super Micro Computer, Inc. (a)	6,473	164,091

Common Stocks	Shares	Value
Technology Hardware, Storage & Peripherals (continued)
Synaptics, Inc. (a)	12,332	$610,557

		16,434,092
Textiles, Apparel & Luxury Goods — 0.1%
Carter’s, Inc.	229	20,564
Fossil Group, Inc. (a)	3,895	67,968
Kate Spade & Co. (a)	584	13,566
NIKE, Inc., Class B	3,239	180,509
Perry Ellis International, Inc. (a)	17,633	378,757
Skechers U.S.A., Inc., Class A (a)	595	16,333
Steven Madden Ltd. (a)(b)	801	30,879

		708,576
Thrifts & Mortgage Finance — 0.6%
Berkshire Hills Bancorp, Inc.	2,664	96,037
Charter Financial Corp.	2,076	40,835
Essent Group Ltd. (a)	25,705	929,750
Federal Agricultural Mortgage Corp., Class C	2,312	133,102
First Defiance Financial Corp.	5,477	271,166
Flagstar Bancorp, Inc. (a)	11,001	310,118
Housing Development Finance Corp.	9,444	218,491
Ladder Capital Corp.	7,585	109,527
MGIC Investment Corp. (a)	9,919	100,479
Nationstar Mortgage Holdings, Inc. (a)	15,974	251,750
Radian Group, Inc.	6,778	121,733
TFS Financial Corp.	261	4,338
United Community Financial Corp.	4,138	34,511
Walker & Dunlop, Inc. (a)(b)	15,482	645,445

		3,267,282
Tobacco — 0.6%
Altria Group, Inc.	23,239	1,659,730
Philip Morris International, Inc.	10,968	1,238,287
Universal Corp.	3,964	280,453

		3,178,470
Trading Companies & Distributors — 1.0%
AerCap Holdings NV (a)	5,074	233,252
Air Lease Corp.	440	17,050
Applied Industrial Technologies, Inc.	23,031	1,424,467
Barloworld Ltd.	145,728	1,295,843
GMS, Inc. (a)	9,211	322,753
HD Supply Holdings, Inc. (a)	919	37,794
Herc Holdings, Inc. (a)	109	5,329
LG International Corp.	21,977	632,969
MRC Global, Inc. (a)	36,007	660,008
MSC Industrial Direct Co., Inc., Class A	201	20,655
NOW, Inc. (a)	13,204	223,940
United Rentals, Inc. (a)(b)	24	3,001

MASTER INVESTMENT PORTFOLIO	MARCH 31, 2017	15

Schedule of Investments (continued)	Active Stock Master Portfolio

Common Stocks	Shares	Value
Trading Companies & Distributors (continued)
Watsco, Inc.	1,766	$252,856
WESCO International, Inc. (a)	221	15,371

		5,145,288
Transportation Infrastructure — 0.0%
Zhejiang Expressway Co. Ltd., Class H	86,000	112,491
Water Utilities — 0.2%
American Water Works Co., Inc.	11,550	898,243
Aqua America, Inc.	811	26,074
Companhia de Saneamento Basico do Estado de Sao Paulo	8,900	92,650
SJW Corp.	2,599	125,324

		1,142,291
Wireless Telecommunication Services — 1.4%
America Movil SAB de CV, Series L	1,204,300	854,230
America Movil SAB de CV, Series L — ADR	82,555	1,169,804
Bharti Infratel Ltd.	97,951	491,817
MegaFon PJSC — GDR	38,058	445,659
NII Holdings, Inc. (a)	27,451	35,686
RingCentral, Inc., Class A (a)	15,879	449,376
SK Telecom Co. Ltd.	1,249	282,212
SK Telecom Co. Ltd., ADR	41,895	1,054,916
Sprint Corp. (a)	3,581	31,083
T-Mobile U.S., Inc. (a)	3,871	250,028
Telephone & Data Systems, Inc.	44,902	1,190,352

Common Stocks	Shares	Value
Wireless Telecommunication Services (continued)
Tim Participacoes SA	50,906	$164,234
Tim Participacoes SA, ADR	41,861	668,939
United States Cellular Corp. (a)	62	2,314

		7,090,650
Total Long-Term Investments (Cost — $430,188,966) — 89.9%		457,876,057

Short-Term Securities
BlackRock Cash Funds: Institutional, SL Agency Shares, 1.11% (c)(d)(e)	10,519,865	10,524,073
BlackRock Cash Funds: Treasury, SL Agency Shares, 0.68% (c)(d)	27,227,129	27,227,129
(Cost — $37,749,712 ) — 7.4%		37,751,202
Total Investments (Cost — $467,938,678*) — 97.3%		495,627,259
Other Assets Less Liabilities — 2.7%		13,751,904

Net Assets — 100.0%		$509,379,163

*	As of March 31, 2017, gross unrealized appreciation and depreciation based on cost for U.S. federal income tax purposes were as follows:

Tax cost	$470,867,471

Gross unrealized appreciation	$34,849,586
Gross unrealized depreciation	(10,089,798)

Net unrealized appreciation	$24,759,788

16	MASTER INVESTMENT PORTFOLIO	MARCH 31, 2017

Schedule of Investments (continued)	Active Stock Master Portfolio

Notes to Schedule of Investments

(a)	Non-income producing security.

(b)	Security, or a portion of the security, is on loan.

(c)	During the period ended March 31, 2017, investments in issuers considered to be affiliates of the Master Portfolio for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares Held at December 31, 2016	Net Activity	Shares Held at March 31, 2017	Value at March 31, 2017	Income		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)
BlackRock Cash Funds: Institutional, SL Agency Shares	14,810,719	(4,290,854)	10,519,865	$10,524,073	$14,202	[1]	$1,566	$930
BlackRock Cash Funds: Treasury, SL Agency Shares	285,459,557	(258,232,428)	27,227,129	27,227,129	111,688		—	—
Total				$37,751,202	$125,890		$1,566	$930

[1]    Represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

(d)	Current yield as of period end.

(e)	All or a portion of security was purchased with the cash collateral from loaned securities.

For Master Portfolio compliance purposes, the Master Portfolio’s industry classifications refer to one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by the investment adviser. These definitions may not apply for purposes of this report, which may combine such industry sub-classifications for reporting ease.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

Contracts Long (Short)	Issue	Expiration	Notional Value	Unrealized Appreciation (Depreciation)
(2,476)	MSCI Emerging Markets Mini Index	June 2017	$119,021,320	$(2,361,952)
61	MSCI Emerging Markets Mini Index	June 2017	$2,932,270	67,047
(1,358)	Russell 2000 Mini Index	June 2017	$94,000,760	(1,483,140)
13	Russell 2000 Mini Index	June 2017	$899,860	8,497
2,198	S&P 500 E-Mini Index	June 2017	$259,276,080	(1,380,303)
Total				$(5,149,851)

Portfolio Abbreviations

ADR	American Depositary Receipt
GDR	Global Depositary Receipt
NVDR	Non-voting Depository Receipt
REIT	Real Estate Investment Trust

MASTER INVESTMENT PORTFOLIO	MARCH 31, 2017	17

Schedule of Investments (concluded)	Active Stock Master Portfolio

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Master Portfolio has the ability to access

•

Level 2 — other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Master Portfolio’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the BlackRock Global Valuation Methodologies Committee (the “Global Valuation Committee”) in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. Level 3 investments may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the Global Valuation Committee in the absence of market information.

Changes in valuation techniques may result in transfers into or out of an assigned level within the hierarchy. In accordance with the Master Portfolio’s policy, transfers between different levels of the fair value hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments and derivative financial instruments is based on the pricing transparency of the investments and derivative financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Master Portfolio’s policy regarding valuation of investments and derivative financial instruments, refer to the Master Portfolio’s most recent financial statements as contained in its annual report.

The following tables summarize the Master Portfolio’s investments and derivative financial instruments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Common Stocks[1]	$371,484,228	$86,391,829	—	$457,876,057
Short-Term Securities	37,751,202	—	—	37,751,202

Total	$409,235,430	$86,391,829	—	$495,627,259

Derivative Financial Instruments[2]
Assets:
Equity contracts	$75,544	—	—	$75,544
Liabilities:
Equity contracts	(5,225,395)	—	—	(5,225,395)

Total	$(5,149,851)	—	—	$(5,149,851)

[1] See above Schedule of Investments for values in each industry.
[2] Derivative financial instruments are futures contracts, which are valued at the unrealized appreciation (depreciation) on the instrument.

During the period ended March 31, 2017, there were no transfers between levels.

18	MASTER INVESTMENT PORTFOLIO	MARCH 31, 2017

Schedule of Investments March 31, 2017 (Unaudited)	CoreAlpha Bond Master Portfolio (Percentages shown are based on Net Assets)

Asset-Backed Securities	Par (000)	Value
Asset-Backed Securities — 14.7%
Access Group, Inc., Series 2004-A, Class A2, 1.30%, 4/25/29 (a)	$346	$344,733
ACE Securities Corp. Home Equity Loan Trust (a):
Series 2005-HE2, Class M3, 1.70%, 4/25/35	16	15,854
Series 2005-HE4, Class M2, 1.76%, 7/25/35	145	144,429
American Express Credit Account Master Trust, Series 2017-2, Class A, 1.36%, 9/16/24 (a)	2,700	2,716,988
AmeriCredit Automobile Receivables Trust, Class D:
Series 2012-4, 2.68%, 10/09/18	978	978,538
Series 2013-1, 2.09%, 2/08/19	2,600	2,605,539
Series 2013-3, 3.00%, 7/08/19	2,800	2,825,318
Series 2014-4, 3.07%, 11/09/20	800	808,912
Series 2015-3, 3.34%, 8/08/21	250	253,031
Series 2016-1, 3.59%, 2/08/22	420	429,486
AVANT Loans Funding Trust (b):
Series 2016-A, Class A, 4.11%, 5/15/19	168	168,435
Series 2016-C, Class B, 4.92%, 11/16/20 (c)	500	508,658
Chase Issuance Trust, Series 2012-A7, Class A7, 2.16%, 9/16/24	1,190	1,171,869
Citibank Credit Card Issuance Trust, Series 2014-A6, Class A6, 2.15%, 7/15/21	2,940	2,965,625
College Loan Corp. Trust I, Series 2004-1, Class A4, 1.23%, 4/25/24 (a)	751	750,115
Conn’s Receivables Funding LLC, Series 2004-A, Class A, 4.68%, 4/16/18 (b)	187	187,311
Credit Suisse Mortgage Capital Certificates, Series 2006-CF3, Class A1, 1.52%, 10/25/36 (a)(b)	173	171,494
Discover Card Execution Note Trust, Series 2015-A2, Class A, 1.90%, 10/17/22	1,160	1,158,983
Drive Auto Receivables Trust (b):
Series 2015-DA, Class C, 3.38%, 11/15/21	945	955,423
Series 2016-AA, Class C, 3.91%, 5/17/21	650	660,892

Asset-Backed Securities	Par (000)	Value
Asset-Backed Securities (continued)
Drive Auto Receivables Trust (b) (continued):
Series 2016-BA, Class B, 2.56%, 6/15/20	$4,000	$4,022,194
Series 2016-BA, Class C, 2.61%, 8/16/21	2,300	2,299,701
Series 2016-BA, Class C, 3.19%, 7/15/22	1,900	1,924,656
Series 2016-CA, Class B, 2.37%, 11/16/20	2,050	2,055,982
Series 2016-CA, Class C, 3.02%, 11/15/21	2,600	2,631,658
Series 2017-AA, Class B, 2.51%, 1/15/21	2,100	2,108,268
Series 2017-AA, Class C, 2.98%, 1/18/22	2,380	2,395,901
First Franklin Mortgage Loan Trust, Series 2005-FF10, Class A4, 1.30%, 11/25/35 (a)	80	79,882
HSBC Home Equity Loan Trust USA, Series 2007-3, Class APT, 2.18%, 11/20/36 (a)	1,524	1,521,727
KeyCorp Student Loan Trust, Series 2006-A, Class 2A4, 1.46%, 9/27/35 (a)	625	620,316
Morgan Stanley ABS Capital I, Inc. Trust, Series 2005-WMC4, Class M4, 1.93%, 4/25/35 (a)	391	391,791
National Collegiate Student Loan Trust (a):
Series 2004-2, Class A4, 1.29%, 11/27/28	541	538,681
Series 2005-1, Class A4, 1.22%, 11/27/28	25	24,890
Series 2005-3, Class A4, 1.26%, 4/25/29	163	162,511
Series 2006-1, Class A4, 1.23%, 3/27/28	2,190	2,170,394
Series 2006-2, Class A3, 1.19%, 11/25/27	2,785	2,764,202
Series 2007-1, Class A3, 1.22%, 7/25/30	4,196	4,116,176
OneMain Direct Auto Receivables Trust, Series 2016-1A, Class A, 2.04%, 1/15/21 (b)	1,391	1,393,231
OneMain Financial Issuance Trust, Series 2016-2A, Class A, 4.10%, 3/20/28 (b)	2,800	2,867,422
Park Place Securities, Inc. Asset-Backed Pass-Through Certificates, Series 2004-WHQ2, Class M2, 1.93%, 2/25/35 (a)	427	427,209

COREALPHA BOND MASTER PORTFOLIO	MARCH 31, 2017	1

Schedule of Investments (continued)	CoreAlpha Bond Master Portfolio

Asset-Backed Securities	Par (000)	Value
Asset-Backed Securities (continued)
RAMP Trust (a):
Series 2004-RS11, Class M1, 1.91%, 11/25/34	$58	$58,147
Series 2006-NC2, Class A2, 1.17%, 2/25/36	498	492,138
Series 2006-RZ3, Class A2, 1.14%, 8/25/36	33	32,593
RASC Trust (a):
Series 2005-AHL3, Class A2, 1.22%, 11/25/35	98	97,743
Series 2005-KS12, Class A3, 1.30%, 1/25/36	107	106,454
Santander Drive Auto Receivables Trust:
Series 2012-AA, Class D, 2.46%, 12/17/18 (b)	761	762,634
Series 2013-1, Class C, 1.76%, 1/15/19	111	111,240
Series 2013-3, Class C, 1.81%, 4/15/19	477	477,191
Series 2013-3, Class D, 2.42%, 4/15/19	3,160	3,174,761
Series 2013-4, Class C, 3.25%, 1/15/20	126	126,762
Series 2013-A, Class C, 3.12%, 10/15/19 (b)	1,070	1,075,284
Series 2014-1, Class C, 2.36%, 4/15/20	606	608,497
Series 2014-2, Class C, 2.33%, 11/15/19	3,161	3,174,086
Series 2014-3, Class D, 2.65%, 8/17/20	2,400	2,418,476
Series 2014-4, Class B, 1.82%, 5/15/19	128	127,788
Series 2014-4, Class C, 2.60%, 11/16/20	540	543,322
Series 2014-5, Class C, 2.46%, 6/15/20	2,800	2,817,818
Series 2015-1, Class C, 2.57%, 4/15/21	760	766,038
Series 2015-2, Class C, 2.44%, 4/15/21	700	703,929
Series 2015-3, Class C, 2.74%, 1/15/21	1,230	1,243,060
Series 2015-3, Class D, 3.49%, 5/17/21	680	692,559
Series 2015-4, Class C, 2.97%, 3/15/21	580	587,682
Series 2016-2, Class C, 2.66%, 11/15/21	1,965	1,975,811
Series 2016-3, Class C, 2.46%, 3/15/22	2,100	2,102,653
Series 2017-1, Class B, 2.10%, 6/15/21	2,100	2,097,462

Asset-Backed Securities	Par (000)	Value
Asset-Backed Securities (continued)
SLC Private Student Loan Trust, Series 2006-A, Class A5, 1.05%, 7/15/36 (a)	$1,194	$1,193,779
SLM Private Credit Student Loan Trust (a):
Series 2003-A, Class A2, 1.57%, 9/15/20	286	285,678
Series 2003-B, Class A2, 1.53%, 3/15/22	167	166,762
Series 2003-C, Class A2, 1.52%, 9/15/20	164	162,431
Series 2005-B, Class A2, 1.31%, 3/15/23	169	168,671
Series 2006-A, Class A4, 1.32%, 12/15/23	1,326	1,316,526
Series 2006-B, Class A4, 1.31%, 3/15/24	42	42,065
Series 2006-C, Class A4, 1.30%, 3/15/23	387	386,056
SLM Private Education Loan Trust (b):
Series 2010-A, Class 1A, 3.70%, 5/16/44 (a)	616	630,633
Series 2011-B, Class A2, 3.74%, 2/15/29	2,032	2,071,704
Series 2013-A, Class A1, 1.37%, 8/15/22 (a)	169	169,042
Series 2013-B, Class A1, 1.42%, 7/15/22 (a)	442	442,158
SoFi Consumer Loan Program LLC, Class A (b):
Series 2016-1, 3.26%, 8/25/25	1,023	1,020,734
Series 2016-3, 3.05%, 12/26/25	1,799	1,799,837
Series 2017-1, 3.28%, 1/26/26	901	905,443
SoFi Consumer Loan Program Trust, Series 2015-1, Class A, 3.28%, 9/15/23 (b)	1,844	1,851,059
SoFi Professional Loan Program LLC, Series 2015-B, Class A2, 2.51%, 9/27/32 (b)	175	175,057
Soundview Home Loan Trust, Series 2005-OPT4, Class 2A3, 1.24%, 12/25/35 (a)	375	373,487
SPS Servicer Advance Receivables Trust, Series 2016-T1, Class AT1, 2.53%, 11/16/48 (b)	2,575	2,566,580
Terwin Mortgage Trust, Series 2006-5, Class 2A2, 1.19%, 6/25/37 (a)(b)	367	362,328

2	COREALPHA BOND MASTER PORTFOLIO	MARCH 31, 2017

Schedule of Investments (continued)	CoreAlpha Bond Master Portfolio

Asset-Backed Securities	Par (000)	Value
Asset-Backed Securities (continued)
Verizon Owner Trust, Series 2016-1A, Class A, 1.42%, 1/20/21 (b)	$1,466	$1,457,009
Total Asset-Backed Securities — 14.7%		98,259,592

Corporate Bonds
Aerospace & Defense — 0.7%
Harris Corp., 2.00%, 4/27/18	395	395,517
L-3 Communications Corp.:
4.75%, 7/15/20	720	769,720
4.95%, 2/15/21	1,618	1,738,546
Lockheed Martin Corp., 2.50%, 11/23/20	650	654,489
Rockwell Collins, Inc., 2.80%, 3/15/22 (c)	1,175	1,176,598

		4,734,870
Auto Components — 0.6%
Icahn Enterprises LP/Icahn Enterprises Finance Corp.:
4.88%, 3/15/19	465	469,650
6.00%, 8/01/20	525	543,375
Lear Corp.:
4.75%, 1/15/23	310	321,116
5.38%, 3/15/24	1,115	1,176,554
5.25%, 1/15/25	900	949,002
ZF North America Capital, Inc., 4.50%, 4/29/22 (b)	350	364,438

		3,824,135
Automobiles — 0.2%
General Motors Co.:
5.00%, 4/01/35	500	494,744
5.20%, 4/01/45	500	490,106
6.75%, 4/01/46	190	222,735

		1,207,585
Banks — 4.7%
Australia & New Zealand Banking Group Ltd., 2.05%, 9/23/19	1,900	1,899,550
Bank of Montreal, 2.10%, 12/12/19	765	767,767
Bank of Nova Scotia, 1.70%, 6/11/18	1,055	1,057,137
Capital One NA/Mclean, 2.35%, 1/31/20	1,500	1,500,312
Citizens Bank NA/Providence, 2.25%, 3/02/20	450	449,354
Cooperatieve Centrale Raiffeisen-Boerenleenbank BA, 2.25%, 1/14/19	1,160	1,167,267

Corporate Bonds	Par (000)	Value
Banks (continued)
Credit Suisse Group Funding Guernsey Ltd.:
3.45%, 4/16/21	$1,030	$1,044,861
3.80%, 9/15/22	670	679,117
Discover Bank/Greenwood Delaware:
2.00%, 2/21/18	870	870,733
3.45%, 7/27/26	600	575,962
HSBC Bank USA NA, 5.88%, 11/01/34	590	704,548
HSBC Holdings PLC:
3.40%, 3/08/21	1,525	1,559,651
3.60%, 5/25/23	900	914,529
3.90%, 5/25/26	1,500	1,520,021
4.38%, 11/23/26	210	211,630
6.50%, 9/15/37	400	492,632
5.25%, 3/14/44	350	378,317
HSBC USA, Inc., 1.50%, 11/13/17	1,875	1,875,165
Huntington National Bank, 2.38%, 3/10/20	600	602,106
ING Groep NV, 3.15%, 3/29/22	415	415,967
Sumitomo Mitsui Banking Corp.:
1.76%, 10/19/18	420	418,460
1.97%, 1/11/19	920	920,236
Svenska Handelsbanken AB, 2.45%, 3/30/21	800	797,938
Wells Fargo & Co., 2.13%, 4/22/19	2,370	2,379,025
Wells Fargo Bank NA:
6.00%, 11/15/17	1,790	1,838,366
1.75%, 5/24/19	2,200	2,193,055
2.15%, 12/06/19	1,000	1,003,368
Westpac Banking Corp.:
1.60%, 8/19/19	1,700	1,681,854
2.15%, 3/06/20	1,300	1,300,774

		31,219,702
Beverages — 0.4%
Anheuser-Busch InBev Finance, Inc.:
1.90%, 2/01/19	735	736,066
2.65%, 2/01/21	530	533,985
3.30%, 2/01/23	700	712,468
Molson Coors Brewing Co.:
1.45%, 7/15/19	175	172,735
2.25%, 3/15/20 (b)	405	405,213

		2,560,467
Biotechnology — 0.4%
Biogen, Inc., 2.90%, 9/15/20	265	269,734
Celgene Corp., 2.30%, 8/15/18	600	604,437
Gilead Sciences, Inc.:
2.05%, 4/01/19	1,480	1,486,340

COREALPHA BOND MASTER PORTFOLIO	MARCH 31, 2017	3

Schedule of Investments (continued)	CoreAlpha Bond Master Portfolio

Corporate Bonds	Par (000)	Value
Biotechnology (continued)
Gilead Sciences, Inc. (continued):
2.55%, 9/01/20	$290	$293,123

		2,653,634
Building Products — 0.2%
Johnson Controls International PLC, 1.40%, 11/02/17	1,000	997,976
Capital Markets — 3.7%
Bear Stearns Cos. LLC, 6.40%, 10/02/17	760	778,263
Charles Schwab Corp., 3.20%, 3/02/27	1,000	994,544
CME Group, Inc., 3.00%, 3/15/25	1,200	1,200,467
Goldman Sachs Group, Inc.:
2.90%, 7/19/18	520	526,734
2.63%, 1/31/19	820	829,247
7.50%, 2/15/19	360	395,086
2.00%, 4/25/19	155	154,714
2.55%, 10/23/19	460	464,179
2.30%, 12/13/19	1,055	1,055,643
6.00%, 6/15/20	1,040	1,151,215
2.35%, 11/15/21	490	479,898
3.75%, 2/25/26	1,900	1,912,188
3.50%, 11/16/26	365	356,830
3.85%, 1/26/27	1,090	1,095,316
6.75%, 10/01/37	500	616,969
6.25%, 2/01/41	990	1,243,274
Jefferies Group LLC, 4.85%, 1/15/27	1,000	1,020,785
Legg Mason, Inc., 2.70%, 7/15/19	1,285	1,297,533
Morgan Stanley:
2.20%, 12/07/18	450	451,845
2.50%, 1/24/19	1,140	1,151,246
5.63%, 9/23/19	2,940	3,174,588
2.63%, 11/17/21	1,195	1,187,125
3.13%, 7/27/26	1,000	954,475
3.63%, 1/20/27	300	297,809
6.38%, 7/24/42	460	590,570
4.30%, 1/27/45	1,400	1,384,767

		24,765,310
Chemicals — 0.4%
LyondellBasell Industries NV, 5.00%, 4/15/19	868	914,193
Monsanto Co.:
2.13%, 7/15/19	275	275,167
2.75%, 7/15/21	360	360,471
3.95%, 4/15/45	680	620,053
RPM International, Inc., 6.13%, 10/15/19	743	810,569

		2,980,453

Corporate Bonds	Par (000)	Value
Communications Equipment — 0.1%
Cisco Systems, Inc., 2.45%, 6/15/20	$770	$781,285
Consumer Finance — 1.2%
Capital One Bank USA NA, 2.15%, 11/21/18	730	731,336
Capital One NA, 1.50%, 9/05/17	1,650	1,649,172
MasterCard, Inc.:
3.38%, 4/01/24	900	930,667
2.95%, 11/21/26	1,335	1,328,887
S&P Global, Inc., 2.95%, 1/22/27 (b)	285	268,872
Synchrony Financial, 3.00%, 8/15/19	1,540	1,564,022
Visa, Inc., 4.30%, 12/14/45	1,485	1,558,417

		8,031,373
Containers & Packaging — 0.0%
Ball Corp., 4.38%, 12/15/20	195	204,262
Diversified Financial Services — 5.0%
American Express Credit Corp., 1.55%, 9/22/17	855	855,694
Bank of America Corp.:
6.88%, 4/25/18	1,060	1,115,367
5.49%, 3/15/19	600	635,024
5.63%, 7/01/20	510	559,338
3.82%, 1/20/28 (a)	1,700	1,702,851
Bank of America NA, 1.65%, 3/26/18	1,035	1,035,405
BNP Paribas SA, 2.40%, 12/12/18	600	603,502
Citigroup, Inc.:
1.80%, 2/05/18	1,710	1,710,879
2.50%, 9/26/18	900	908,045
2.05%, 6/07/19	200	199,829
2.50%, 7/29/19	1,620	1,634,620
Ford Motor Credit Co. LLC:
3.00%, 6/12/17	1,790	1,795,066
1.72%, 12/06/17	1,690	1,689,978
2.02%, 5/03/19	1,650	1,642,090
1.90%, 8/12/19	615	609,139
General Motors Financial Co., Inc.:
2.40%, 5/09/19	1,700	1,703,657
4.20%, 3/01/21	1,200	1,252,602
3.45%, 4/10/22	780	785,967
3.70%, 5/09/23	400	401,508
4.30%, 7/13/25	280	284,358
5.25%, 3/01/26	580	623,158
Intercontinental Exchange, Inc., 2.50%, 10/15/18	900	911,612
JPMorgan Chase & Co.:
2.00%, 8/15/17	1,220	1,222,724
4.25%, 10/15/20	1,770	1,877,067
2.55%, 3/01/21	1,100	1,101,462
3.25%, 9/23/22	780	794,236

4	COREALPHA BOND MASTER PORTFOLIO	MARCH 31, 2017

Schedule of Investments (continued)	CoreAlpha Bond Master Portfolio

Corporate Bonds	Par (000)	Value
Diversified Financial Services (continued)
JPMorgan Chase & Co. (continued):
3.20%, 1/25/23	$580	$585,907
2.95%, 10/01/26	1,700	1,616,299
3.63%, 12/01/27	700	679,120
3.78%, 2/01/28 (a)	600	605,662
4.85%, 2/01/44	300	331,540
4.95%, 6/01/45	340	358,211
JPMorgan Chase Bank NA, 6.00%, 10/01/17	800	816,761
Mitsubishi UFJ Financial Group, Inc., 3.00%, 2/22/22	335	337,188
Nasdaq, Inc., 3.85%, 6/30/26	232	230,754

		33,216,620
Diversified Telecommunication Services — 2.1%
AT&T, Inc.:
2.38%, 11/27/18	1,645	1,656,400
2.45%, 6/30/20	350	349,975
3.20%, 3/01/22	810	817,638
3.40%, 5/15/25	140	135,230
4.25%, 3/01/27	1,400	1,415,509
5.15%, 3/15/42	1,120	1,111,217
4.80%, 6/15/44	1,190	1,115,519
4.75%, 5/15/46	500	466,544
4.50%, 3/09/48	364	323,683
CC Holdings GS V LLC/Crown Castle GS III Corp., 3.85%, 4/15/23	1,270	1,300,824
Frontier Communications Corp., 8.88%, 9/15/20	260	274,300
Verizon Communications, Inc.:
2.95%, 3/15/22 (b)	1,376	1,370,522
3.13%, 3/16/22	1,400	1,407,532
5.05%, 3/15/34	960	976,215
4.40%, 11/01/34	900	851,663
5.01%, 4/15/49 (b)	261	253,469

		13,826,240
Electric Utilities — 1.1%
Duke Energy Corp., 5.05%, 9/15/19	400	427,645
MidAmerican Energy Holdings Co., 5.75%, 4/01/18	1,420	1,475,819
NextEra Energy Capital Holdings, Inc.:
1.65%, 9/01/18	505	503,501
2.70%, 9/15/19	1,040	1,054,528
Pacific Gas & Electric Co.:
5.63%, 11/30/17	460	472,282
3.25%, 9/15/21	430	440,002
PacifiCorp, 5.50%, 1/15/19	400	425,970
Progress Energy, Inc.:
4.88%, 12/01/19	920	980,182
4.40%, 1/15/21	1,110	1,176,936

Corporate Bonds	Par (000)	Value
Electric Utilities (continued)
Tampa Electric Co., 2.60%, 9/15/22	$600	$589,641

		7,546,506
Electrical Equipment — 0.4%
Amphenol Corp.:
1.55%, 9/15/17	995	995,031
2.55%, 1/30/19	600	607,702
Roper Industries, Inc., 2.05%, 10/01/18	1,040	1,043,284

		2,646,017
Electronic Equipment, Instruments & Components — 0.3%
Flextronics International, Ltd., 4.75%, 6/15/25	340	357,031
Fortive Corp., 1.80%, 6/15/19 (b)	405	402,480
Tech Data Corp., 4.95%, 2/15/27	505	509,774
Tyco Electronics Group SA, 6.55%, 10/01/17	860	880,907

		2,150,192
Food & Staples Retailing — 0.3%
Lamb Weston Holdings, Inc., 4.88%, 11/01/26 (b)	150	153,000
Walgreens Boots Alliance, Inc.:
1.75%, 11/17/17	1,020	1,020,920
2.70%, 11/18/19	720	729,621

		1,903,541
Food Products — 0.5%
ConAgra Foods, Inc., 3.20%, 1/25/23	205	205,868
Kellogg Co.:
3.25%, 5/21/18	470	478,824
2.65%, 12/01/23	1,100	1,074,424
Pilgrim’s Pride Corp., 5.75%, 3/15/25 (b)	860	866,450
Sysco Corp., 3.30%, 7/15/26	400	391,688

		3,017,254
Health Care Equipment & Supplies — 2.1%
Abbott Laboratories:
2.00%, 9/15/18	575	575,654
2.35%, 11/22/19	1,070	1,074,435
3.40%, 11/30/23	1,300	1,313,434
3.75%, 11/30/26	1,000	998,742
4.75%, 11/30/36	500	515,478
Baxter International, Inc., 2.60%, 8/15/26	2,310	2,164,507
Becton Dickinson & Co., 2.68%, 12/15/19	292	296,159
Boston Scientific Corp.:
2.65%, 10/01/18	600	605,920
2.85%, 5/15/20	225	228,123

COREALPHA BOND MASTER PORTFOLIO	MARCH 31, 2017	5

Schedule of Investments (continued)	CoreAlpha Bond Master Portfolio

Corporate Bonds	Par (000)	Value
Health Care Equipment & Supplies (continued)
Boston Scientific Corp. (continued):
3.85%, 5/15/25	$1,300	$1,319,873
Covidien International Finance SA, 4.20%, 6/15/20	1,485	1,579,379
Medtronic, Inc., 2.50%, 3/15/20	755	765,882
Stryker Corp., 2.63%, 3/15/21	245	246,420
Thermo Fisher Scientific, Inc., 2.15%, 12/14/18	340	341,197
Zimmer Holdings, Inc.:
2.00%, 4/01/18	530	530,864
2.70%, 4/01/20	1,340	1,349,477

		13,905,544
Health Care Providers & Services — 1.3%
AmerisourceBergen Corp., 1.15%, 5/15/17	1,770	1,769,451
Cardinal Health, Inc., 1.70%, 3/15/18	660	660,118
CR Bard, Inc., 3.00%, 5/15/26	1,000	963,115
HCA, Inc., 3.75%, 3/15/19	935	956,037
Laboratory Corp. of America Holdings, 3.60%, 2/01/25	525	519,147
McKesson Corp., 1.40%, 3/15/18	1,330	1,326,823
Quest Diagnostics, Inc., 2.50%, 3/30/20	705	709,405
UnitedHealth Group, Inc.:
2.70%, 7/15/20	270	275,428
3.10%, 3/15/26	400	396,992
4.75%, 7/15/45	800	876,708
4.20%, 1/15/47	455	462,025

		8,915,249
Hotels, Restaurants & Leisure — 0.4%
McDonald’s Corp.:
2.10%, 12/07/18	275	276,677
3.50%, 3/01/27	1,100	1,102,364
6.30%, 10/15/37	310	385,840
4.88%, 12/09/45	1,050	1,116,783

		2,881,664
Household Products — 0.0%
Newell Brands, Inc., 2.60%, 3/29/19	65	65,804
Independent Power and Renewable Electricity Producers — 0.1%
Constellation Energy Group, Inc., 5.15%, 12/01/20	360	390,884
PSEG Power LLC:
2.45%, 11/15/18	140	140,864
4.15%, 9/15/21	350	367,169

		898,917
Insurance — 0.9%
Allstate Corp., 4.20%, 12/15/46	110	111,234

Corporate Bonds	Par (000)	Value
Insurance (continued)
American Financial Group, Inc., 3.50%, 8/15/26	$550	$533,922
American International Group, Inc., 3.30%, 3/01/21	320	325,894
Berkshire Hathaway, Inc., 3.13%, 3/15/26	1,355	1,353,703
Chubb INA Holdings, Inc., 3.35%, 5/15/24	660	673,898
Fidelity National Financial, Inc., 5.50%, 9/01/22	385	406,576
Markel Corp., 5.35%, 6/01/21	400	438,052
Marsh & McLennan Cos., Inc.:
2.35%, 9/10/19	880	886,199
3.30%, 3/14/23	175	178,254
4.35%, 1/30/47	115	116,468
Unum Group, 5.75%, 8/15/42	400	447,238
Willis Group Holdings PLC, 5.75%, 3/15/21	350	384,577
XLIT Ltd., 5.75%, 10/01/21	430	477,580

		6,333,595
Internet Software & Services — 1.3%
Baidu, Inc., 3.25%, 8/06/18	2,060	2,090,130
eBay, Inc., 2.20%, 8/01/19	1,600	1,605,323
Equinix, Inc.:
5.38%, 1/01/22	555	584,137
5.75%, 1/01/25	430	454,725
Expedia, Inc., 5.00%, 2/15/26	1,600	1,709,992
Priceline Group, Inc., 3.60%, 6/01/26	1,745	1,733,582
VeriSign, Inc., 4.63%, 5/01/23	415	419,669

		8,597,558
IT Services — 0.8%
Alibaba Group Holding Ltd.:
2.50%, 11/28/19	1,795	1,803,490
3.60%, 11/28/24	445	448,191
Broadridge Financial Solutions, Inc., 3.40%, 6/27/26	720	701,861
Fidelity National Information Services, Inc., 3.63%, 10/15/20	1,280	1,330,137
Verisk Analytics, Inc., 4.00%, 6/15/25	1,380	1,402,635

		5,686,314
Machinery — 0.1%
Illinois Tool Works, Inc., 1.95%, 3/01/19	690	694,838
Ingersoll-Rand Global Holding Co. Ltd., 2.88%, 1/15/19	140	142,300

		837,138

6	COREALPHA BOND MASTER PORTFOLIO	MARCH 31, 2017

Schedule of Investments (continued)	CoreAlpha Bond Master Portfolio

Corporate Bonds	Par (000)	Value
Media — 2.1%
Altice Financing SA, 6.63%, 2/15/23 (b)	$480	$499,680
CBS Corp., 2.90%, 1/15/27	1,800	1,673,766
Charter Communications Operating LLC/Charter Communications Operating Capital:
3.58%, 7/23/20	395	406,312
4.91%, 7/23/25	2,350	2,483,170
6.48%, 10/23/45	1,000	1,151,336
Comcast Corp.:
3.30%, 2/01/27	2,400	2,382,139
3.40%, 7/15/46	155	132,623
DISH DBS Corp.:
7.88%, 9/01/19	780	859,950
6.75%, 6/01/21	360	388,575
Outfront Media Capital LLC/Outfront Media Capital Corp., 5.25%, 2/15/22	260	269,100
Time Warner Cable, Inc., 5.00%, 2/01/20	680	723,228
Time Warner, Inc.:
2.10%, 6/01/19	1,220	1,221,949
3.60%, 7/15/25	375	370,785
2.95%, 7/15/26	1,325	1,233,803

		13,796,416
Metals & Mining — 0.1%
Southern Copper Corp., 5.88%, 4/23/45	500	518,435
Vale Overseas Ltd., 4.38%, 1/11/22	148	150,457

		668,892
Multi-Utilities — 0.2%
Dominion Resources, Inc.:
6.40%, 6/15/18	330	347,384
4.45%, 3/15/21	630	671,719
SCANA Corp., 4.13%, 2/01/22	170	172,292

		1,191,395
Oil, Gas & Consumable Fuels — 2.7%
BP Capital Markets PLC:
2.24%, 5/10/19	900	905,592
2.11%, 9/16/21	1,040	1,021,338
Buckeye Partners LP:
2.65%, 11/15/18	1,460	1,466,990
4.35%, 10/15/24	580	589,334
3.95%, 12/01/26	130	127,321
Energy Transfer Partners LP:
9.70%, 3/15/19	262	297,926
9.00%, 4/15/19	123	138,775
Exxon Mobil Corp., 2.73%, 3/01/23	220	220,687

Corporate Bonds	Par (000)	Value
Oil, Gas & Consumable Fuels (continued)
Kinder Morgan, Inc., 3.05%, 12/01/19	$265	$269,462
Magellan Midstream Partners LP, 5.00%, 3/01/26	400	440,322
Marathon Petroleum Corp., 2.70%, 12/14/18	1,600	1,613,744
MPLX LP, 4.13%, 3/01/27	765	761,684
ONEOK Partners LP, 6.13%, 2/01/41	800	884,558
Petroleos Mexicanos:
5.50%, 2/04/19	700	735,000
4.88%, 1/24/22	400	411,480
4.63%, 9/21/23	35	35,201
6.38%, 1/23/45	660	643,645
Sabine Pass Liquefaction LLC (b):
5.88%, 6/30/26	800	882,069
4.20%, 3/15/28	210	207,441
Shell International Finance BV:
2.13%, 5/11/20	525	525,010
1.88%, 5/10/21	700	685,558
Statoil ASA, 2.75%, 11/10/21	1,680	1,695,241
Total Capital International SA, 2.10%, 6/19/19	980	986,724
Western Gas Partners LP, 4.65%, 7/01/26	700	720,940
Williams Partners LP:
4.30%, 3/04/24	900	926,067
3.90%, 1/15/25	450	449,400
4.00%, 9/15/25	150	150,632
5.10%, 9/15/45	600	594,973

		18,387,114
Pharmaceuticals — 2.1%
AbbVie, Inc., 2.50%, 5/14/20	490	493,341
Actavis Funding SCS, 2.35%, 3/12/18	320	321,395
Baxalta, Inc., 2.88%, 6/23/20	775	785,889
Bayer US Finance LLC, 1.50%, 10/06/17 (b)	1,000	999,171
GlaxoSmithKline Capital, Inc., 5.65%, 5/15/18	360	376,633
Johnson & Johnson, 2.95%, 3/03/27	4,530	4,524,641
Novartis Capital Corp., 3.10%, 5/17/27	1,500	1,491,780
Pfizer, Inc., 7.20%, 3/15/39	800	1,143,631
Shire Acquisitions Investments Ireland DAC, 1.90%, 9/23/19	2,500	2,481,983
Teva Pharmaceutical Finance Netherlands III BV:
1.40%, 7/20/18	810	805,235
1.70%, 7/19/19	370	365,782

COREALPHA BOND MASTER PORTFOLIO	MARCH 31, 2017	7

Schedule of Investments (continued)	CoreAlpha Bond Master Portfolio

Corporate Bonds	Par (000)	Value
Pharmaceuticals (continued)
Zoetis, Inc., 3.45%, 11/13/20	$355	$363,605

		14,153,086
Real Estate Investment Trusts (REITs) — 1.8%
Alexandria Real Estate Equities, Inc., 2.75%, 1/15/20	1,190	1,193,683
American Tower Corp.:
4.50%, 1/15/18	630	643,443
3.40%, 2/15/19	538	550,027
2.80%, 6/01/20	1,190	1,198,570
5.05%, 9/01/20	400	430,430
3.45%, 9/15/21	740	753,347
4.70%, 3/15/22	1,000	1,070,955
Corrections Corp. of America:
4.13%, 4/01/20	760	775,200
4.63%, 5/01/23	735	734,081
Hospitality Properties Trust, 4.50%, 6/15/23	1,100	1,137,717
Senior Housing Properties Trust, 3.25%, 5/01/19	1,600	1,607,194
Simon Property Group LP, 4.13%, 12/01/21	1,000	1,059,304
WEA Finance LLC/Westfield UK & Europe Finance PLC, 2.70%, 9/17/19 (b)	655	661,075

		11,815,026
Semiconductors & Semiconductor Equipment — 1.2%
Analog Devices, Inc., 3.50%, 12/05/26	320	316,920
Applied Materials, Inc.:
2.63%, 10/01/20	480	487,473
3.30%, 4/01/27	685	687,721
Broadcom Corp./Broadcom Cayman Finance Ltd. (b):
2.38%, 1/15/20	1,700	1,699,794
3.00%, 1/15/22	1,700	1,697,834
3.88%, 1/15/27	1,400	1,407,381
KLA-Tencor Corp., 3.38%, 11/01/19	280	287,486
NVIDIA Corp., 3.20%, 9/16/26	1,265	1,226,994

		7,811,603
Software — 0.5%
Activision Blizzard, Inc., 2.30%, 9/15/21 (b)	200	195,820
Microsoft Corp.:
2.00%, 8/08/23	430	413,450
2.88%, 2/06/24	730	734,690
3.30%, 2/06/27	800	812,278
3.45%, 8/08/36	1,100	1,042,113
4.45%, 11/03/45	400	422,160

		3,620,511

Corporate Bonds	Par (000)	Value
Specialty Retail — 0.4%
Home Depot, Inc., 5.40%, 9/15/40	$200	$240,182
L Brands, Inc., 8.50%, 6/15/19	1,190	1,326,850
O’Reilly Automotive, Inc., 4.63%, 9/15/21	1,080	1,158,943

		2,725,975
Technology Hardware, Storage & Peripherals — 1.2%
Apple, Inc.:
2.85%, 5/06/21	1,120	1,146,593
3.00%, 2/09/24	290	292,491
3.35%, 2/09/27	1,070	1,082,801
4.65%, 2/23/46	550	590,151
Diamond 1 Finance Corp./Diamond 2 Finance Corp., 3.48%, 6/01/19 (b)	300	307,414
DXC Technology Co. (b):
2.88%, 3/27/20	50	50,419
4.25%, 4/15/24	120	122,019
Hewlett Packard Enterprise Co.:
4.90%, 10/15/25	1,900	1,973,595
6.35%, 10/15/45	200	205,951
HP, Inc., 2.75%, 1/14/19	1,300	1,315,441
Seagate HDD Cayman, 4.25%, 3/01/22 (b)	960	950,784

		8,037,659
Tobacco — 1.7%
Altria Group, Inc.:
5.38%, 1/31/44	2,110	2,406,588
3.88%, 9/16/46	500	463,497
Philip Morris International, Inc.:
5.65%, 5/16/18	1,280	1,338,359
1.88%, 1/15/19	1,060	1,062,107
2.00%, 2/21/20	2,100	2,094,760
6.38%, 5/16/38	760	965,493
Reynolds American, Inc.:
2.30%, 6/12/18	2,020	2,032,134
3.25%, 6/12/20	127	130,310
4.00%, 6/12/22	305	320,118
5.85%, 8/15/45	615	722,259

		11,535,625
Wireless Telecommunication Services — 0.4%
American Tower Corp., 2.25%, 1/15/22	960	926,438
Crown Castle International Corp.:
2.25%, 9/01/21	275	267,340
4.88%, 4/15/22	830	892,827

8	COREALPHA BOND MASTER PORTFOLIO	MARCH 31, 2017

Schedule of Investments (continued)	CoreAlpha Bond Master Portfolio

Corporate Bonds	Par (000)	Value
Wireless Telecommunication Services (continued)
Sprint Spectrum Co. LLC/Sprint Spectrum Co. II LLC/Sprint Spectrum Co. III LLC, 3.36%, 3/20/23 (b)	$660	$658,350

		2,744,955
Total Corporate Bonds — 43.7%		292,877,462

Foreign Agency Obligations
Canada Government International Bond, 1.13%, 3/19/18	1,880	1,878,816
Colombia Government International Bond:
4.00%, 2/26/24	740	761,460
4.50%, 1/28/26	730	770,150
Export-Import Bank of Korea, 2.38%, 8/12/19	1,650	1,659,845
Iraq Government AID Bond, 2.15%, 1/18/22	2,625	2,613,232
Mexico Government International Bond:
3.50%, 1/21/21	865	897,005
4.15%, 3/28/27	325	330,525
6.75%, 9/27/34	720	899,510
Uruguay Government International Bond, 5.10%, 6/18/50	500	480,625
Total Foreign Agency Obligations — 1.5%		10,291,168

Investment Companies (d)	Shares
iShares 0-5 Year TIPS Bond ETF	1	101
iShares 1-3 Year Treasury Bond ETF	1	85
iShares 10-20 Year Treasury Bond ETF	1	134
iShares 3-7 Year Treasury Bond ETF	1	123
iShares 7-10 Year Treasury Bond ETF	1	106
iShares Agency Bond ETF	1	113
iShares Core U.S. Treasury Bond ETF	1	25
iShares iBoxx USD High Yield Corporate Bond ETF	270,000	23,700,600
iShares Short Treasury Bond ETF	1	110
iShares TIPS Bond ETF	1	115
Total Investment Companies — 3.6%		23,701,512

Non-Agency Mortgage-Backed Securities	Par (000)	Value
Collateralized Mortgage Obligations — 6.5%
Citicorp Mortgage Securities Trust, Series 2006-1, Class 2A1, 5.00%, 2/25/21	$18	$18,197
Citigroup Mortgage Loan Trust, Series 2014-A, Class A, 4.00%, 1/25/35 (a)(b)	188	195,384
Credit Suisse First Boston Mortgage Securities Corp., Series 2005-7, Class 1A6, 5.25%, 8/25/35	25	24,607
CSMC Trust, Series 2013-8R (a)(b):
Class 7A1, 0.94%, 4/27/37	186	185,840
Class 8A1, 1.02%, 5/27/37	273	273,106
Fannie Mae Connecticut Avenue Securities (a):
Series 2013-C01, Class M1, 2.98%, 10/25/23	1,419	1,433,718
Series 2014-C01, Class M1, 2.58%, 1/25/24	509	514,294
Series 2014-C02, Class 1M1, 1.93%, 5/25/24	1,220	1,224,760
Series 2014-C02, Class 2M1, 1.93%, 5/25/24	790	790,916
Series 2014-C03, Class 1M1.., 2.18%, 7/25/24	955	957,390
Series 2014-C03, Class 2M1., 2.18%, 7/25/24	609	610,383
Series 2014-C04, Class 1M1, 2.93%, 11/25/24	52	51,818
Series 2015-C03, Class 2M1, 2.48%, 7/25/25	86	85,872
Series 2015-C04, Class 2M1, 2.68%, 4/25/28	500	501,309
Series 2016-C02, Class 1M1, 3.13%, 9/25/28	1,586	1,607,810
Series 2016-C03, Class 2M1, 3.18%, 10/25/28	3,771	3,817,837
Series 2016-C04, Class 1M1, 2.43%, 1/25/29	4,125	4,169,952
Series 2016-C05, Class 2M1, 2.33%, 1/25/29	2,540	2,553,880
Series 2016-C07, Class 2M1, 2.28%, 4/25/29	1,948	1,957,599
Series 2017-C01, Class 1M1, 2.28%, 7/25/29	1,870	1,879,426
Series 2017-C02, Class 1M1, 2.13%, 9/25/29	1,430	1,432,525

COREALPHA BOND MASTER PORTFOLIO	MARCH 31, 2017	9

Schedule of Investments (continued)	CoreAlpha Bond Master Portfolio

Non-Agency Mortgage-Backed Securities	Par (000)		Value
Collateralized Mortgage Obligations (continued)
Freddie Mac Structured Agency Credit Risk Debt Notes (a):
Series 2013-DN1, Class M1, 4.38%, 7/25/23	$1,358		$1,377,025
Series 2013-DN2, Class M1, 2.43%, 11/25/23	1,229		1,233,637
Series 2014-DN2, Class M2, 2.63%, 4/25/24	2,187		2,209,485
Series 2014-DN3, Class M2, 3.38%, 8/25/24	338		339,664
Series 2014-HQ1, Class M2, 3.48%, 8/25/24	1,342		1,362,160
Series 2014-HQ2, Class M1, 2.43%, 9/25/24	135		135,562
Series 2014-HQ3, Class M2, 3.63%, 10/25/24	889		896,568
Series 2015-DN1, Class M2, 3.38%, 1/25/25	1,009		1,014,758
Series 2015-DN1, Class M3, 5.13%, 1/25/25	2,314		2,467,663
Series 2015-HQA1, Class M2, 3.63%, 3/25/28	3,378		3,461,787
Series 2016-DNA1, Class M2, 3.88%, 7/25/28	460		479,272
Series 2016-HQA1, Class M1, 2.73%, 9/25/28	1,291		1,299,340
Series 2016-HQA3, Class M1, 1.78%, 3/25/29	1,445		1,447,591
Series 2017-DNA1, Class M1, 2.18%, 7/25/29	1,040		1,044,402
GreenPoint Mortgage Funding Trust, Series 2006-AR5, Class A1A, 1.06%, 10/25/46 (a)	—	(e)	148
Nomura Resecuritization Trust, Series 2014-1R, Class 5A1, 0.93%, 10/26/36 (a)(b)	512		502,029
RALI Trust, Series 2004-QS9, Class A1, 5.00%, 6/25/19	24		23,532
RBSSP Resecuritization Trust, Series 2009-6, Class 13A4, 3.03%, 8/26/35 (a)(b)	74		74,276

			43,655,522
Commercial Mortgage-Backed Securities — 4.7%
Banc of America Commercial Mortgage Trust:
Series 2007-3, Class AMF, 5.32%, 6/10/49	490		490,228
Series 2007-4, Class A4, 6.04%, 2/10/51 (a)	259		260,686
Series 2007-5, Class A4, 5.49%, 2/10/51	1,162		1,169,038
Series 2015-UBS7, Class B, 4.51%, 9/15/48 (a)	360		377,698

Non-Agency Mortgage-Backed Securities	Par (000)	Value
Commercial Mortgage-Backed Securities (continued)
Citigroup Commercial Mortgage Trust:
Series 2007-C6, Class A4, 5.92%, 12/10/49 (a)	$1,909	$1,911,395
Series 2008-C7, Class A4, 6.33%, 12/10/49 (a)	1,387	1,400,919
Series 2016-GC36, Class A5, 3.62%, 2/10/49	550	564,544
Commercial Mortgage Trust:
Series 2007-C9, Class A4, 5.98%, 12/10/49 (a)	261	261,760
Series 2007-C9, Class AJ, 5.65%, 12/10/49 (a)	920	927,501
Series 2008-LS1, Class A4B, 6.31%, 12/10/49 (a)	371	374,312
Series 2013-CR11, Class B, 5.33%, 8/10/50 (a)	380	414,096
Series 2013-LC6, Class AM, 3.28%, 1/10/46	400	403,981
Series 2014-CR17, Class A5, 3.98%, 5/10/47	670	706,939
Credit Suisse Commercial Mortgage Trust, Series 2007-C2, Class AM, 5.62%, 1/15/49 (a)	63	62,728
DBJPM Mortgage Trust, Series 2016-C1, Class B, 4.20%, 5/10/49 (a)	330	345,861
GS Mortgage Securities Corp. II, Series 2015-GC30, Class B, 4.15%, 5/10/50 (a)	300	292,469
GS Mortgage Securities Trust:
Series 2007-GG10, Class A4, 6.04%, 8/10/45 (a)	909	908,530
Series 2012-GCJ7, Class AS, 4.09%, 5/10/45	280	293,810
Series 2013-GC13, Class A5, 4.17%, 7/10/46 (a)	170	182,831
Series 2013-GC16, Class A3, 4.24%, 11/10/46	480	515,669
Series 2014-GC20, Class A5, 4.00%, 4/10/47	730	770,868
JPMBB Commercial Mortgage Securities Trust:
Series 2013-C14, Class A4, 4.13%, 8/15/46 (a)	430	460,063
Series 2013-C14, Class AS, 4.41%, 8/15/46 (a)	240	255,120
Series 2013-C17, Class A4, 4.20%, 1/15/47	750	805,686
Series 2014-C19, Class A4, 4.00%, 4/15/47	1,320	1,394,812

10	COREALPHA BOND MASTER PORTFOLIO	MARCH 31, 2017

Schedule of Investments (continued)	CoreAlpha Bond Master Portfolio

Non-Agency Mortgage-Backed Securities	Par (000)	Value
Commercial Mortgage-Backed Securities (continued)
JPMorgan Chase Commercial Mortgage Securities Trust:
Series 2007-CB20, Class A4, 5.79%, 2/12/51 (a)	$1,531	$1,543,425
Series 2011-C5, Class A3, 4.17%, 8/15/46	286	304,584
Series 2012-CBX, Class AS, 4.27%, 6/15/45	350	368,757
LB Commercial Mortgage Trust, Series 2007-C3, Class A4, 6.21%, 7/15/44 (a)	440	442,515
LB-UBS Commercial Mortgage Trust (a):
Series 2007-C2, Class AM, 5.49%, 2/15/40	284	284,445
Series 2007-C7, Class A3, 5.87%, 9/15/45	778	789,622
ML-CFC Commercial Mortgage Trust (a):
Series 2007-7, Class A4, 5.79%, 6/12/50	608	607,550
Series 2007-8, Class A3, 6.07%, 8/12/49	2,202	2,211,003
Morgan Stanley Bank of America Merrill Lynch Trust, Class A4:
Series 2013-C10, 4.22%, 7/15/46 (a)	470	503,559
Series 2013-C13, 4.04%, 11/15/46	460	489,055
Series 2015-C20, 3.25%, 2/15/48	1,040	1,045,199
Morgan Stanley Capital I Trust:
Series 2007-IQ13, Class AM, 5.41%, 3/15/44	181	181,024
Series 2007-IQ15, Class A4, 6.13%, 6/11/49 (a)	40	40,002
Series 2007-IQ16, Class A4, 5.81%, 12/12/49	1,102	1,108,575
Series 2007-T27, Class A4, 5.87%, 6/11/42 (a)	726	726,957
Series 2007-T27, Class AM, 5.87%, 6/11/42 (a)	630	634,298
Series 2012-C4, Class A4, 3.24%, 3/15/45	680	699,570
Series 2015-MS1, Class A4, 3.78%, 5/15/48 (a)	550	573,787
UBS-Barclays Commercial Mortgage Trust, Series 2012-C4, Class A5, 2.85%, 12/10/45	505	508,999
Wachovia Bank Commercial Mortgage Trust, Series 2007-C34, Class A3, 5.68%, 5/15/46	357	358,728

Non-Agency Mortgage-Backed Securities	Par (000)	Value
Commercial Mortgage-Backed Securities (continued)
Wells Fargo Commercial Mortgage Trust, Series 2014-LC18, Class AS, 3.81%, 12/15/47	$510	$524,530
WF-RBS Commercial Mortgage Trust:
Series 2012-C08, Class AS, 3.66%, 8/15/45	640	663,881
Series 2012-C10, Class AS, 3.24%, 12/15/45	460	466,068
Series 2013-C18, Class A5, 4.16%, 12/15/46 (a)	570	608,396
Series 2014-C23, Class A4, 3.65%, 10/15/57	330	340,635

		31,576,708
Total Non-Agency Mortgage-Backed Securities — 11.2%		75,232,230

U.S. Government Sponsored Agency Securities
Agency Obligations — 0.2%
Fannie Mae, 0.00%, 10/09/19 (f)	1,360	1,298,093
Collateralized Mortgage Obligations — 0.1%
Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2015-HQ1, Class M3, 4.78%, 3/25/25 (a)	860	925,032
Commercial Mortgage-Backed Securities — 0.2%
Freddie Mac Multifamily Structured Pass Through Certificates, Class A2:
Series K025, 2.68%, 10/25/22	900	913,656
Series K031, 3.30%, 4/25/23 (a)	281	293,437

		1,207,093
Mortgage-Backed Securities — 44.5%
Fannie Mae Mortgage-Backed Securities:
1.90%, 4/01/43 - 5/01/43 (a)	286	293,668
2.04%, 6/01/43 (a)	252	255,404
2.50%, 9/01/28 - 4/01/45	680	652,627
2.77%, 1/01/42 (a)	125	130,247
2.84%, 4/01/40 (a)	35	36,829
3.00%, 8/01/27 - 4/01/47 (g)	4,520	4,591,534
3.02%, 8/01/41 (a)	178	188,554
3.30%, 9/01/41 (a)	134	137,999
3.44%, 2/01/42 (a)	12	13,086
3.50%, 11/01/31 - 5/01/47 (g)	25,919	26,570,792

COREALPHA BOND MASTER PORTFOLIO	MARCH 31, 2017	11

Schedule of Investments (continued)	CoreAlpha Bond Master Portfolio

U.S. Government Sponsored Agency Securities	Par (000)	Value
Mortgage-Backed Securities (continued)
Fannie Mae Mortgage-Backed Securities (continued):
4.00%, 8/01/25 - 5/01/47 (g)	$49,448	$51,892,447
4.50%, 7/01/25 - 5/01/47 (g)	60,678	65,081,239
5.00%, 1/01/18 - 4/01/47 (g)	18,952	20,717,117
5.50%, 9/01/19 - 8/01/37	1,903	2,117,238
6.00%, 11/01/22 - 8/01/38	1,148	1,301,087
6.50%, 12/01/30 - 12/01/32	1,405	1,604,727
Freddie Mac Mortgage-Backed Securities:
1.80%, 6/01/43 (a)	56	57,639
2.45%, 5/01/43 (a)	187	190,365
2.52%, 8/01/43 (a)	80	81,417
2.83%, 2/01/40 (a)	172	180,514
2.88%, 4/01/38 (a)	289	307,917
3.00%, 5/01/27 - 4/01/47 (g)	2,583	2,634,953
3.08%, 8/01/41 (a)	118	124,465
3.31%, 7/01/41 (a)	114	119,611
3.49%, 1/01/42 (a)	4	4,646
3.50%, 3/01/32 - 4/01/47 (g)	27,726	28,415,523
4.00%, 3/01/26 - 4/01/47 (g)	15,254	16,015,259
4.50%, 8/01/20 - 4/01/47 (g)	10,207	10,962,316
5.00%, 10/01/20 - 4/01/47 (g)	3,410	3,701,519
5.50%, 5/01/34 - 4/01/47 (g)	1,044	1,162,314
6.00%, 9/01/36 - 1/01/38	452	513,096
6.50%, 5/01/21 - 7/01/32	553	645,961
Ginnie Mae Mortgage-Backed Securities:
3.00%, 12/20/46 - 4/01/47 (g)	4,598	4,637,219
3.50%, 1/15/41 - 4/20/47 (g)	19,758	20,514,673
4.00%, 9/15/40 - 4/20/47 (g)	13,983	14,790,874
4.50%, 3/15/39 - 4/01/47 (g)	11,109	11,899,838
5.00%, 10/20/39 - 4/01/47 (g)	3,675	4,029,401
5.50%, 6/15/34 - 7/20/40	1,283	1,423,921
6.00%, 9/20/38 - 10/20/38	384	436,148

		298,434,184
Total U.S. Government Sponsored Agency Securities — 45.0%		301,864,402
Total Long-Term Investments (Cost — $799,930,584) — 119.7%		802,226,366

Short-Term Securities (d)(h)	Shares	Value
BlackRock Cash Funds: Institutional, SL Agency Shares, 1.11%	2,693,134	$2,694,211
BlackRock Cash Funds: Treasury, SL Agency Shares, 0.68%, 12/31/50	100,000	100,000
Total Short-Term Securities (Cost — $2,794,051) — 0.4%		2,794,211
Total Investments Before TBA Sale Commitments (Cost — $802,724,635*) — 120.1%		805,020,577

TBA Sale Commitments	Par (000)
Fannie Mae Mortgage-Backed Securities (g):
2.50%, 4/01/47	$375	(357,246)
3.00%, %, 4/01/32 - 4/01/47	11,421	(11,543,895)
3.50%, 4/01/32 - 5/01/47	25,511	(26,141,511)
4.00%, 4/01/47	8,292	(8,696,485)
4.50%, 4/01/47	11,991	(12,856,251)
5.50%, 4/01/47	125	(138,750)
Freddie Mac Mortgage-Backed Securities (g):
4.00%, 4/01/47	1,128	(1,183,166)
4.50%, 4/01/47	264	(282,851)
Ginnie Mae Mortgage-Backed Securities (g):
2.50%, 4/01/47	275	(266,707)
4.50%, 4/01/47	500	(533,828)
5.50%, 4/01/47	675	(736,594)
Total TBA Sale Commitments (Proceeds — $62,403,403) — (9.4)%		(62,737,284)
Total Investments, Net of TBA Sale Commitments (Cost — $740,321,232) — 110.7%		742,283,293
Liabilities in Excess of Other Assets — (10.7)%		(71,909,438)

Net Assets — 100.0%		$670,373,855

*	As of March 31, 2017, gross unrealized appreciation and depreciation based on cost for U.S. federal income tax purposes were as follows:

Tax cost	$802,891,774

Gross unrealized appreciation	$7,149,830
Gross unrealized depreciation	(5,021,027)

Net unrealized appreciation	$2,128,803

12	COREALPHA BOND MASTER PORTFOLIO	MARCH 31, 2017

Schedule of Investments (continued)	CoreAlpha Bond Master Portfolio

Notes to Schedule of Investments

(a)	Variable rate security. Rate as of period end.

(b)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(c)	When-issued security.

(d)	During the period ended March 31, 2017, investments in issuers considered to be affiliates of the Master Portfolio for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares Held at December 31, 2016	Net Activity	Shares Held at March 31, 2017	Value at March 31, 2017	Income	Net Realized Gain	Change in Unrealized Appreciation (Depreciation)
BlackRock Cash Funds: Institutional, SL Agency Shares	35,917,163	(33,224,029)	2,693,134	$2,694,211	$45,422	$5,194	$(133)
BlackRock Cash Funds: Treasury, SL Agency Shares	100,000	—	100,000	100,000	125	—	—
iShares 0-5 Year TIPS Bond ETF	1	—	1	101	—	—	1
iShares 1-3 Year Treasury Bond ETF	1	—	1	85	—	—	—
iShares 10-20 Year Treasury Bond ETF	1	—	1	134	—	—	1
iShares 3-7 Year Treasury Bond ETF	1	—	1	123	—	—	1
iShares 7-10 Year Treasury Bond ETF	1	—	1	106	—	—	1
iShares Agency Bond ETF	1	—	1	113	—	—	—
iShares Core U.S. Treasury Bond ETF	1	—	1	25	—	—	—
iShares Short Treasury Bond ETF	1	—	1	110	—	—	—
iShares TIPS Bond ETF	1	—	1	115	—	—	2
iShares iBoxx USD High Yield Corporate Bond ETF	—	270,000	270,000	23,700,600	—	—	174,285
Total				$26,495,723	$45,547	$5,194	$174,158

(e)	Amount is less than $500.

(f)	Zero-coupon bond.

COREALPHA BOND MASTER PORTFOLIO	MARCH 31, 2017	13

Schedule of Investments (continued)	CoreAlpha Bond Master Portfolio

(g)	Represents or includes a TBA transaction. As of period end, unsettled TBA transactions were as follows:

Counterparty	Value	Unrealized Appreciation (Depreciation)
Bank of America N.A.	$22,186,995	$82,224
Barclays Capital, Inc.	$7,075,729	$(51,836)
BNP Paribas S.A.	$13,034,502	$13,109
Citigroup Global Markets, Inc.	$(1,873,271)	$(19,540)
Credit Suisse Securities (USA) LLC	$18,694,003	$(22,150)
Goldman Sachs &Co.	$15,239,071	$64,388
J.P. Morgan Securities LLC	$(843,288)	$(26,436)
Mizuho Securities USA, Inc.	$(301,232)	$(2,379)
Morgan Stanley &Co. LLC	$6,620,604	$21,206
Nomura Securities International, Inc.	$1,177,089	$20,359
RBC Capital Markets, LLC	$689,061	$9,022
Wells Fargo Securities, LLC	$97,715	$(7,271)

(h)	Current yield as of period end.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

Contracts Long (Short)	Issue	Expiration	Notional Value	Unrealized Appreciation (Depreciation)
(57)	2-Year U.S. Treasury Note	June 2017	$12,337,828	$(307)
1,002	5-Year U.S. Treasury Note	June 2017	$117,962,016	578,402
392	10-Year Australian Treasury Bond	June 2017	$38,468,584	802,077
304	10-Year U.S. Treasury Note	June 2017	$37,867,000	32,594
(19)	Euro BTP Futures	June 2017	$2,648,981	(30,590)
(67)	Euro Bund Futures	June 2017	$11,537,589	(46,766)
(34)	Euro OAT Futures	June 2017	$5,333,316	(41,152)
108	Long U.S. Treasury Bond	June 2017	$16,291,125	53,368
(285)	UK Long Gilt Futures	June 2017	$45,555,837	(751,998)
149	Ultra Long U.S. Treasury Bond	June 2017	$23,933,125	557,420
Total				$1,153,048

Forward Foreign Currency Exchange Contracts

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
BRL	620,000	USD	200,317	BNP Paribas S.A.	4/04/17	$(2,272)
BRL	2,480,000	USD	801,681	Citibank N.A.	4/04/17	(9,501)
BRL	1,260,000	USD	397,677	Citibank N.A.	4/04/17	4,802
BRL	3,100,000	USD	978,412	Deutsche Bank AG	4/04/17	11,814
BRL	1,260,000	USD	397,790	JPMorgan Chase Bank N.A.	4/04/17	4,689
USD	195,682	BRL	620,000	BNP Paribas S.A.	4/04/17	(2,363)
USD	396,164	BRL	1,260,000	Citibank N.A.	4/04/17	(6,315)
USD	782,729	BRL	2,480,000	Citibank N.A.	4/04/17	(9,451)
USD	987,576	BRL	3,100,000	Deutsche Bank AG	4/04/17	(2,650)
USD	397,677	BRL	1,260,000	JPMorgan Chase Bank N.A.	4/04/17	(4,802)
EUR	300,000	USD	315,750	Goldman Sachs International	4/05/17	5,129
USD	320,501	EUR	300,000	HSBC Bank USA N.A.	4/05/17	(378)
BRL	3,100,000	USD	981,743	Deutsche Bank AG	5/03/17	(11,809)
EUR	300,000	USD	320,903	HSBC Bank USA N.A.	5/03/17	379
USD	180,786	BRL	570,000	Citibank N.A.	5/03/17	2,443
EUR	1,654,469	PLN	7,200,000	BNP Paribas S.A.	6/16/17	(40,525)

14	COREALPHA BOND MASTER PORTFOLIO	MARCH 31, 2017

Schedule of Investments (continued)	CoreAlpha Bond Master Portfolio

Forward Foreign Currency Exchange Contracts (continued)

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
EUR	386,652	PLN	1,650,000	BNP Paribas S.A.	6/16/17	$(1,234)
EUR	304,660	PLN	1,320,000	Credit Suisse International	6/16/17	(5,991)
EUR	457,353	PLN	1,980,000	Credit Suisse International	6/16/17	(8,597)
EUR	380,000	USD	414,172	Credit Suisse International	6/16/17	(6,352)
EUR	890,000	USD	950,139	Deutsche Bank AG	6/16/17	5,017
EUR	750,000	USD	793,160	JPMorgan Chase Bank N.A.	6/16/17	11,748
GBP	130,000	USD	164,021	Credit Suisse International	6/16/17	(1,182)
GBP	260,000	USD	318,780	Deutsche Bank AG	6/16/17	6,899
GBP	550,000	USD	670,412	HSBC Bank USA N.A.	6/16/17	18,525
INR	26,900,000	USD	398,696	BNP Paribas S.A.	6/16/17	11,535
INR	58,900,000	USD	893,101	BNP Paribas S.A.	6/16/17	5,137
INR	13,400,000	USD	202,884	BNP Paribas S.A.	6/16/17	1,469
INR	13,000,000	USD	198,292	Deutsche Bank AG	6/16/17	(39)
INR	52,700,000	USD	801,582	JPMorgan Chase Bank N.A.	6/16/17	2,105
JPY	28,000,000	USD	253,777	Credit Suisse International	6/16/17	(1,796)
JPY	55,000,000	USD	483,483	JPMorgan Chase Bank N.A.	6/16/17	11,479
JPY	13,029,698	USD	113,428	Morgan Stanley & Co. International PLC	6/16/17	3,830
JPY	104,970,302	USD	913,961	Morgan Stanley & Co. International PLC	6/16/17	30,698
KRW	1,300,000,000	USD	1,131,616	Deutsche Bank AG	6/16/17	31,848
KRW	725,000,000	USD	642,731	Deutsche Bank AG	6/16/17	6,124
KRW	1,780,000,000	USD	1,593,554	Deutsche Bank AG	6/16/17	(504)
KRW	460,000,000	USD	409,435	Deutsche Bank AG	6/16/17	2,252
KRW	915,000,000	USD	793,444	JPMorgan Chase Bank N.A.	6/16/17	25,455
PLN	3,300,000	EUR	761,597	Bank of America N.A.	6/16/17	15,034
PLN	4,600,000	EUR	1,059,517	Bank of America N.A.	6/16/17	23,213
PLN	1,003,220	EUR	234,116	Bank of America N.A.	6/16/17	1,795
PLN	1,550,000	EUR	360,541	Bank of America N.A.	6/16/17	4,034
PLN	1,418,086	EUR	328,321	Citibank N.A.	6/16/17	5,338
PLN	2,529,511	EUR	590,362	Citibank N.A.	6/16/17	4,458
PLN	1,181,914	EUR	273,507	Credit Suisse International	6/16/17	4,593
PLN	1,855,378	EUR	432,947	Credit Suisse International	6/16/17	3,354
PLN	505,964	EUR	118,073	Deutsche Bank AG	6/16/17	906
PLN	505,927	EUR	118,074	JPMorgan Chase Bank N.A.	6/16/17	896
TRY	1,520,000	USD	397,020	Barclays Bank PLC	6/16/17	11,673
TRY	1,430,519	USD	386,940	BNP Paribas S.A.	6/16/17	(2,306)
TRY	505,823	USD	135,806	BNP Paribas S.A.	6/16/17	198
TRY	2,160,000	USD	562,079	Citibank N.A.	6/16/17	18,696
TRY	1,220,000	USD	326,358	Citibank N.A.	6/16/17	1,673
TRY	750,000	USD	202,719	Citibank N.A.	6/16/17	(1,061)
TRY	1,549,481	USD	419,046	JPMorgan Chase Bank N.A.	6/16/17	(2,425)
TRY	224,177	USD	60,172	JPMorgan Chase Bank N.A.	6/16/17	104
TWD	24,600,000	USD	796,761	Bank of America N.A.	6/16/17	16,583
TWD	48,400,000	USD	1,600,000	Bank of America N.A.	6/16/17	238
TWD	34,600,000	USD	1,121,920	Goldman Sachs International	6/16/17	22,052
TWD	19,600,000	USD	643,572	Goldman Sachs International	6/16/17	4,458
TWD	12,400,000	USD	407,761	Goldman Sachs International	6/16/17	2,218
USD	960,692	EUR	899,281	Bank of America N.A.	6/16/17	(4,424)
USD	161,012	EUR	150,719	Deutsche Bank AG	6/16/17	(742)
USD	635,681	EUR	590,000	Deutsche Bank AG	6/16/17	2,488
USD	400,610	EUR	370,000	Goldman Sachs International	6/16/17	3,523
USD	1,604,239	EUR	1,480,000	HSBC Bank USA N.A.	6/16/17	15,888

COREALPHA BOND MASTER PORTFOLIO	MARCH 31, 2017	15

Schedule of Investments (continued)	CoreAlpha Bond Master Portfolio

Forward Foreign Currency Exchange Contracts (concluded)

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD	152,068	GBP	121,838	Credit Suisse International	6/16/17	$(547)
USD	112,520	GBP	90,149	Credit Suisse International	6/16/17	(402)
USD	317,226	GBP	260,000	Deutsche Bank AG	6/16/17	(8,453)
USD	37,289	GBP	29,851	Goldman Sachs International	6/16/17	(102)
USD	438,674	GBP	360,000	Morgan Stanley & Co. International PLC	6/16/17	(12,266)
USD	233,405	GBP	190,000	Morgan Stanley & Co. International PLC	6/16/17	(4,591)
USD	496,937	GBP	398,162	Westpac Banking Corp.	6/16/17	(1,805)
USD	398,194	INR	26,900,000	Deutsche Bank AG	6/16/17	(12,037)
USD	876,292	INR	58,900,000	Goldman Sachs International	6/16/17	(21,945)
USD	234,677	JPY	26,000,000	Barclays Bank PLC	6/16/17	695
USD	961,871	JPY	108,000,000	Deutsche Bank AG	6/16/17	(10,054)
USD	132,960	JPY	15,168,458	Goldman Sachs International	6/16/17	(3,546)
USD	639,627	JPY	73,000,000	HSBC Bank USA N.A.	6/16/17	(17,322)
USD	398,161	JPY	45,000,000	HSBC Bank USA N.A.	6/16/17	(6,807)
USD	349,146	JPY	39,831,542	Morgan Stanley & Co. International PLC	6/16/17	(9,310)
USD	413,706	KRW	460,000,000	Citibank N.A.	6/16/17	2,019
USD	796,483	KRW	915,000,000	Deutsche Bank AG	6/16/17	(22,416)
USD	1,753,247	KRW	2,025,000,000	Deutsche Bank AG	6/16/17	(59,072)
USD	131,331	TRY	492,401	Bank of America N.A.	6/16/17	(1,064)
USD	80,616	TRY	308,690	Bank of America N.A.	6/16/17	(2,384)
USD	878,933	TRY	3,380,000	Barclays Bank PLC	6/16/17	(29,872)
USD	188,083	TRY	718,909	Deutsche Bank AG	6/16/17	(5,216)
USD	794,574	TWD	24,600,000	Bank of America N.A.	6/16/17	(18,770)
USD	418,883	TWD	12,600,000	BNP Paribas S.A.	6/16/17	2,292
USD	1,750,081	TWD	54,200,000	Citibank N.A.	6/16/17	(41,921)
USD	193,462	ZAR	2,583,444	Bank of America N.A.	6/19/17	3,302
USD	432,076	ZAR	5,672,063	Bank of America N.A.	6/19/17	14,570
USD	877,173	ZAR	11,800,000	Citibank N.A.	6/19/17	8,606
USD	362,392	ZAR	4,745,628	Credit Suisse International	6/19/17	13,078
USD	203,320	ZAR	2,716,556	HSBC Bank USA N.A.	6/19/17	3,361
USD	181,219	ZAR	2,382,309	JPMorgan Chase Bank N.A.	6/19/17	5,863
ZAR	2,500,000	USD	194,539	Bank of America N.A.	6/19/17	(10,521)
ZAR	2,846,139	USD	212,794	Barclays Bank PLC	6/19/17	(3,297)
ZAR	4,200,000	USD	324,338	Credit Suisse International	6/19/17	(15,187)
ZAR	10,300,000	USD	805,716	Credit Suisse International	6/19/17	(47,559)
ZAR	4,753,861	USD	355,114	Deutsche Bank AG	6/19/17	(5,194)
ZAR	5,300,000	USD	398,571	Morgan Stanley & Co. International PLC	6/19/17	(8,452)
AUD	570,000	USD	435,934	Barclays Bank PLC	6/21/17	(1,715)
USD	65,441	EUR	60,000	Barclays Bank PLC	6/21/17	1,032
USD	75,801	EUR	70,000	Deutsche Bank AG	6/21/17	656
USD	64,915	EUR	60,000	Morgan Stanley & Co. International PLC	6/21/17	505
USD	37,776	GBP	30,000	Barclays Bank PLC	6/21/17	193
USD	49,792	GBP	40,000	Deutsche Bank AG	6/21/17	(319)
USD	112,194	GBP	90,000	Deutsche Bank AG	6/21/17	(557)
Total						$(86,460)

16	COREALPHA BOND MASTER PORTFOLIO	MARCH 31, 2017

Schedule of Investments (continued)	CoreAlpha Bond Master Portfolio

Centrally Cleared Credit Default Swaps — Buy Protection
Issuer/Index	Pay Fixed Rate	Expiration Date	Notional Amount (000)		Unrealized Depreciation
Dow Jones CDX North America High Yield Index, Series 28, Version 1	5.00%	6/20/22	USD	9,440	$(3,767)
Markit iTraxx XO, Series 27, Version 1	5.00%	6/20/22	EUR	7,168	(13,897)
Total					$(17,664)

Centrally Cleared Inflation Swaps
Reference Entity	Fixed Rate[1]	Expiration Date	Notional Amount (000)		Unrealized Appreciation (Depreciation)
Change in Return of the Consumer Price Index for All Urban Consumers	2.16%	1/12/19	USD	10,380	$24,867
Change in Return of the Consumer Price Index for All Urban Consumers	2.24%	1/13/19	USD	10,375	8,819
Change in Return of the Consumer Price Index for All Urban Consumers	2.25%	1/17/19	USD	13,985	9,374
Change in Return of the Consumer Price Index for All Urban Consumers	2.26%	2/01/22	USD	11,735	(27,129)
Change in Return of the Consumer Price Index for All Urban Consumers	2.25%	2/02/22	USD	11,735	(19,840)
Total					$(3,909)

[1] The Master Portfolio pays the fixed rate and receives the floating rate.

Centrally Cleared Interest Rate Swaps
Fixed Rate	Floating Rate	Effective Date		Expiration Date	Notional Amount (000)		Unrealized Appreciation (Depreciation)
(0.08)%[1]	6-Month EURIBOR	6/08/17	[3]	6/08/19	EUR	50,280	$(22,489)
0.63%[1]	6-Month LIBOR	6/08/17	[3]	6/08/19	GBP	27,185	24,291
1.78%[2]	3-Month LIBOR	6/08/17	[3]	6/08/19	USD	51,100	80,991
0.22%[1]	6-Month EURIBOR	6/08/17	[3]	6/08/22	EUR	6,290	83
0.25%[2]	6-Month EURIBOR	6/08/17	[3]	6/08/22	EUR	40,570	57,060
0.88%[2]	6-Month LIBOR	6/08/17	[3]	6/08/22	GBP	22,155	(18,060)
0.88%[1]	6-Month LIBOR	6/08/17	[3]	6/08/22	GBP	24,910	12,601
0.88%[1]	6-Month LIBOR	6/08/17	[3]	6/08/22	GBP	25,030	11,114
0.96%[1]	6-Month LIBOR	6/08/17	[3]	6/08/22	GBP	11,170	(52,734)
2.16%[2]	3-Month LIBOR	6/08/17	[3]	6/08/22	USD	35,410	89,547
2.18%[2]	3-Month LIBOR	6/08/17	[3]	6/08/22	USD	35,410	123,345
2.20%[2]	3-Month LIBOR	6/08/17	[3]	6/08/22	USD	28,330	118,964
2.20%[1]	3-Month LIBOR	6/08/17	[3]	6/08/22	USD	42,560	(178,949)
0.83%[2]	6-Month EURIBOR	6/08/17	[3]	6/08/27	EUR	6,510	19,076
0.85%[1]	6-Month EURIBOR	6/08/17	[3]	6/08/27	EUR	10,510	(55,697)
1.26%[2]	6-Month LIBOR	6/08/17	[3]	6/08/27	GBP	25,750	131,605
1.27%[1]	6-Month LIBOR	6/08/17	[3]	6/08/27	GBP	5,770	(32,975)
1.27%[2]	6-Month LIBOR	6/08/17	[3]	6/08/27	GBP	26,120	155,582
2.48%[1]	3-Month LIBOR	6/08/17	[3]	6/08/27	USD	19,000	(101,235)
2.50%[2]	3-Month LIBOR	6/08/17	[3]	6/08/27	USD	11,410	76,280
2.50%[1]	3-Month LIBOR	6/08/17	[3]	6/08/27	USD	30,370	(227,767)
2.51%[1]	3-Month LIBOR	6/08/17	[3]	6/08/27	USD	19,000	(149,372)
1.46%[1]	6-Month EURIBOR	6/08/17	[3]	6/08/47	EUR	1,280	(19,805)
1.50%[1]	6-Month LIBOR	6/08/17	[3]	6/08/47	GBP	4,930	(120,499)
1.50%[1]	6-Month LIBOR	6/08/17	[3]	6/08/47	GBP	5,090	(127,635)

COREALPHA BOND MASTER PORTFOLIO	MARCH 31, 2017	17

Schedule of Investments (continued)	CoreAlpha Bond Master Portfolio

Centrally Cleared Interest Rate Swaps (concluded)
Fixed Rate	Floating Rate	Effective Date		Expiration Date	Notional Amount (000)		Unrealized Appreciation (Depreciation)
2.72%[2]	3-Month LIBOR	6/08/17	[3]	6/08/47	USD	6,560	$81,889
Total							$(124,789)

[1] The Master Portfolio pays the fixed rate and receives the floating rate.
[2] The Master Portfolio pays the floating rate and receives the fixed rate.
[3] Forward swap.

Portfolio Abbreviation

ABS	Asset-Backed Security
AUD	Australian Dollar
BRL	Brazilian Real
ETF	Exchange-Traded Fund
EUR	Euro
EURIBOR	Euro Interbank Offered Rate
GBP	British Pound
INR	Indian Rupee
JPY	Japanese Yen
KRW	South Korean Won
LIBOR	London Interbank Offered Rate
PLN	Polish Zloty
TRY	Turkish Lira
TWD	Taiwan Dollar
USD	U.S. Dollar
ZAR	South African Rand

18	COREALPHA BOND MASTER PORTFOLIO	MARCH 31, 2017

Schedule of Investments (continued)	CoreAlpha Bond Master Portfolio

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Master Portfolio has the ability to access

•

Level 2 — other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Master Portfolio’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the BlackRock Global Valuation Methodologies Committee (the “Global Valuation Committee”) in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. Level 3 investments may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the Global Valuation Committee in the absence of market information.

Changes in valuation techniques may result in transfers into or out of an assigned level within the hierarchy. In accordance with the Master Portfolio’s policy, transfers between different levels of the fair value hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments and derivative financial instruments is based on the pricing transparency of the investments and derivative financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Master Portfolio’s policy regarding valuation of investments and derivative financial instruments, refer to the Master Portfolio’s most recent financial statements as contained in its annual report.

COREALPHA BOND MASTER PORTFOLIO	MARCH 31, 2017	19

Schedule of Investments (concluded)	CoreAlpha Bond Master Portfolio

The following tables summarize the Master Portfolio’s investments and derivative financial instruments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Long-Term Investments:
Asset-Backed Securities	—	$98,259,592	—	$98,259,592
Corporate Bonds	—	292,877,462	—	292,877,462
Foreign Agency Obligations	—	10,291,168	—	10,291,168
Investment Companies	$23,701,512	—	—	23,701,512
Non-Agency Mortgage-Backed Securities	—	73,799,705	$1,432,525	75,232,230
U.S. Government Sponsored Agency Securities	—	301,864,402	—	301,864,402
Short-Term Securities	2,794,211	—	—	2,794,211

Liabilities:
Investments:
TBA Sale Commitments	—	(62,737,284)	—	(62,737,284)

Total	$26,495,723	$714,355,045	$1,432,525	$742,283,293

Derivative Financial Instruments[1]
Assets:
Foreign currency exchange contracts	—	$422,962	—	$422,962
Interest rate contracts	$2,023,861	1,025,488	—	3,049,349
Liabilities:
Credit contracts	—	(17,664)	—	(17,664)
Foreign currency exchange contracts	—	(509,422)	—	(509,422)
Interest rate contracts	(870,813)	(1,154,186)	—	(2,024,999)

Total	$1,153,048	$(232,822)	—	$920,226

[1]    Derivative financial instruments are swaps, futures contracts and forward foreign currency exchange contracts. Swaps, futures contracts and forward foreign currency exchange contracts are valued at the unrealized appreciation (depreciation) on the instrument.

During the period ended March 31, 2017, there were no transfers between levels.

20	COREALPHA BOND MASTER PORTFOLIO	MARCH 31, 2017

Schedule of Investments March 31, 2017 (Unaudited)	International Tilts Master Portfolio (Percentages shown are based on Net Assets)

Common Stocks	Shares	Value
Australia — 7.2%
Aristocrat Leisure Ltd.	81,449	$1,118,011
Australia & New Zealand Banking Group Ltd.	13,976	339,347
Bank of Queensland Ltd.	1,192	11,065
Bendigo & Adelaide Bank Ltd.	1,827	16,927
BHP Billiton Ltd.	76,077	1,383,548
Caltex Australia Ltd.	31,738	715,108
carsales.com Ltd.	2,583	22,030
CIMIC Group Ltd.	14,262	391,330
Coca-Cola Amatil Ltd.	7,426	61,395
Cochlear Ltd.	3,384	349,575
Commonwealth Bank of Australia	13,910	912,149
CSL Ltd.	6,149	588,741
CSR Ltd.	46,149	158,926
Downer EDI Ltd.	20,285	89,769
Evolution Mining Ltd. (a)	18,973	30,502
Fortescue Metals Group Ltd.	27,270	129,891
Harvey Norman Holdings Ltd. (a)	22,707	78,539
JB Hi-Fi Ltd.	7,329	138,266
Macquarie Group Ltd.	4,699	323,745
Mineral Resources Ltd.	1,483	12,172
Mirvac Group	237,254	396,930
National Australia Bank Ltd.	12,308	313,391
Newcrest Mining Ltd.	14,183	241,756
Northern Star Resources Ltd.	9,743	30,285
Orora Ltd.	18	41
Qantas Airways Ltd.	328,128	975,144
Regis Resources Ltd.	25,199	63,663
Rio Tinto Ltd. (a)	21,425	989,243
Scentre Group	63,142	207,000
Star Entertainment Group Ltd.	1,050	4,387
Stockland	140,912	499,680
Suncorp Group Ltd.	37,804	381,499
Sydney Airport (b)	168,288	870,178
Telstra Corp. Ltd.	39,499	140,551
Wesfarmers Ltd.	6,110	210,355
Westpac Banking Corp.	17,891	478,268
Woodside Petroleum Ltd. (a)	10,366	253,950

		12,927,357
Austria — 1.0%
Andritz AG	815	40,761
Erste Group Bank AG	13,817	449,907
OMV AG	23,717	934,670
Raiffeisen Bank International AG (c)	6,265	141,287
Vienna Insurance Group AG	1,137	27,509
Wienerberger AG	7,298	154,629

		1,748,763
Belgium — 0.5%
Ageas	3,428	133,866
bpost SA	15,281	358,519
Cofinimmo SA	95	10,839

Common Stocks	Shares	Value
Belgium (continued)
Groupe Bruxelles Lambert SA	798	$72,421
NV Bekaert SA	3,737	182,485
Proximus (a)	1,367	42,838
UCB SA	751	58,254

		859,222
Denmark — 2.4%
Carlsberg A/S, Class B	3,422	315,996
Danske Bank A/S	9,335	318,285
Genmab A/S (c)	771	148,363
GN Store Nord A/S (a)	19,562	456,678
H Lundbeck A/S	1,946	90,321
Novo Nordisk A/S, Class B	48,822	1,676,495
Topdanmark A/S (a)(c)	10,362	262,768
Tryg A/S	1,841	33,379
Vestas Wind Systems A/S	13,111	1,066,452

		4,368,737
Finland — 1.7%
Cargotec OYJ	300	14,841
Neste Oil OYJ	19,099	746,825
Sampo OYJ, Class A	23,317	1,106,409
UPM-Kymmene OYJ	49,095	1,152,704
Valmet Corp.	7,670	119,061

		3,139,840
France — 9.1%
Arkema SA	1,004	98,835
AtoS SE	1,756	217,008
AXA SA	45,060	1,164,160
BNP Paribas SA	18,017	1,198,924
Bouygues SA	2,030	82,509
Cap Gemini SA	122	11,261
Christian Dior SE	443	102,832
Cie Generale des Etablissements Michelin	10,711	1,301,576
CNP Assurances	5,530	112,455
Compagnie de Saint-Gobain	18,681	958,463
Electricite de France SA	9,383	78,840
Engie SA	31,083	439,253
Faurecia	3,190	151,457
Hermes International	25	11,835
ICADE	683	49,962
Ipsen SA	374	37,393
L’Oreal SA	935	179,836
Lagardere SCA	7,482	220,085
LVMH Moet Hennessy Louis Vuitton SE	4,611	1,013,462
Nexity SA	2,198	108,061
Peugeot SA (c)	80,002	1,607,839
Plastic Omnium SA	2,535	92,149
Renault SA	4,856	421,852
Sanofi	15,704	1,419,566
SCOR SE	6,532	246,864

INTERNATIONAL TILTS MASTER PORTFOLIO	MARCH 31, 2017	1

Schedule of Investments (continued)	International Tilts Master Portfolio

Common Stocks	Shares	Value
France (continued)
Societe Generale SA	17,621	$892,773
Sodexo SA	840	98,697
Technicolor SA, Registered Shares	2,248	10,331
Thales SA	16,417	1,585,817
TOTAL SA	7,792	393,990
UbiSoft Entertainment SA (c)	1,887	80,479
Unibail-Rodamco SE	95	22,151
Valeo SA	14,190	943,943
Vivendi SA	53,999	1,047,507
Wendel SA (a)	332	42,040

		16,444,205
Germany — 8.1%
adidas AG	1,629	309,888
Allianz SE, Registered Shares	10,463	1,940,323
Aurubis AG	310	20,786
BASF SE	3,923	388,431
Bayer AG, Registered Shares	13,725	1,581,304
Beiersdorf AG	3,338	315,872
Covestro AG (d)	6,674	514,156
Deutsche Euroshop AG	710	29,023
Deutsche Post AG, Registered Shares	10,081	345,007
Deutsche Telekom AG, Registered Shares (a)	10,694	187,387
E.ON SE (a)	183,616	1,459,766
Evonik Industries AG	15,905	518,415
Fresenius Medical Care AG & Co. KGaA	1,061	89,465
Fresenius SE & Co. KGaA	7,514	603,794
Hannover Rueck SE	2,953	340,279
Henkel AG & Co. KGaA	1,074	119,437
Henkel AG & Co. KGaA, Preference Shares	7,649	980,411
Hochtief AG	9,708	1,604,323
Infineon Technologies AG	5,109	104,568
Kloeckner & Co. SE (c)	21,936	236,859
Lanxess AG	19,941	1,337,693
MTU Aero Engines AG (a)	805	104,655
ProSiebenSat.1 Media AG, Registered Shares (a)	9,026	399,677
SAP SE	1,216	119,299
Siemens AG, Registered Shares	1,606	219,977
Software AG	3,390	133,917
Stada Arzneimittel AG	2,608	159,733
Suedzucker AG	6,419	160,865
Talanx AG (c)	2,478	87,367
TUI AG	13,117	181,648
Uniper SE (c)	5,613	94,336
Wacker Chemie AG	215	22,166

		14,710,827
Hong Kong — 3.5%
AIA Group Ltd.	97,600	616,047

Common Stocks	Shares	Value
Hong Kong (continued)
BOC Hong Kong Holdings Ltd.	115,000	$470,042
Cheung Kong Property Holdings Ltd.	17,684	119,293
CLP Holdings Ltd.	171,000	1,790,108
Hang Lung Properties Ltd.	90,000	233,970
Henderson Land Development Co. Ltd.	52,490	325,470
HKT Trust & HKT Ltd. (b)	73,000	94,121
Hongkong Land Holdings Ltd.	2,400	18,445
Jardine Matheson Holdings Ltd.	2,200	141,328
Kerry Properties Ltd.	89,000	308,710
Li & Fung Ltd.	228,000	98,916
New World Development Co. Ltd.	121,000	149,093
Sands China Ltd. (a)	26,800	124,234
Sino Land Co. Ltd.	22,000	38,580
SJM Holdings Ltd.	142,000	115,574
Sun Hung Kai Properties Ltd.	55,000	808,514
Swire Properties Ltd.	44,000	141,019
WH Group Ltd. (d)	283,000	244,037
Wharf Holdings Ltd.	7,000	60,158
Wheelock & Co. Ltd.	52,000	411,335

		6,308,994
Ireland — 0.5%
DCC PLC	9,594	844,583
Experian PLC	2,169	44,250
Glanbia PLC	1,109	21,420

		910,253
Isle of Man — 0.0%
Playtech PLC	2,779	32,424
Israel — 0.3%
Azrieli Group Ltd.	345	18,333
Bank Hapoalim BM	31,494	191,930
Teva Pharmaceutical Industries Ltd.	8,259	270,088

		480,351
Italy — 2.8%
A2A SpA	50,137	75,734
Assicurazioni Generali SpA	50,921	807,919
Atlantia SpA	16,161	416,891
Autogrill SpA	1,319	13,093
Brembo SpA	219	16,202
Enel SpA	189,197	890,259
Eni SpA	25,281	413,933
Ferrari NV	7,821	582,908
Intesa Sanpaolo SpA	9,166	23,314
Italgas SpA (c)	6,289	27,588
Mediaset SpA (a)	20,261	83,672
Mediobanca SpA	103,448	932,716
Moncler SpA	14,086	308,572
Prysmian SpA	1,727	45,657

2	INTERNATIONAL TILTS MASTER PORTFOLIO	MARCH 31, 2017

Schedule of Investments (continued)	International Tilts Master Portfolio

Common Stocks	Shares	Value
Italy (continued)
Recordati SpA	11,251	$381,321
Saras SpA	5,281	10,084
Unipol Gruppo Finanziario SpA (a)	11,286	46,603

		5,076,466
Japan — 21.7%
Asahi Group Holdings Ltd.	9,500	359,711
Astellas Pharma, Inc.	128,000	1,688,181
Central Japan Railway Co.	2,400	392,016
Chiba Bank Ltd.	41,000	263,821
Chiyoda Corp. (a)	4,000	25,871
Chubu Electric Power Co., Inc.	23,100	310,301
COMSYS Holdings Corp.	15,500	277,999
Dai Nippon Printing Co. Ltd.	11,000	119,035
Dai-ichi Life Insurance Co. Ltd.	5,700	102,026
Daicel Corp.	26,000	313,962
Daiichi Sankyo Co. Ltd.	20,600	464,758
Dainippon Screen Manufacturing Co. Ltd.	1,000	73,791
Daito Trust Construction Co. Ltd.	11,700	1,608,710
Daiwa House Industry Co. Ltd.	5,300	152,343
Dowa Holdings Co. Ltd.	16,000	115,116
East Japan Railway Co.	4,400	384,215
FANUC Corp.	600	123,523
FUJIFILM Holdings Corp.	9,400	368,460
Fujitsu General Ltd.	17,000	337,708
Fujitsu Ltd.	63,000	386,718
Fukuoka Financial Group, Inc.	5,000	21,719
Glory Ltd.	900	29,591
Gree, Inc.	5,000	31,586
Gunma Bank Ltd.	4,900	25,563
Haseko Corp.	1,100	11,926
Hitachi Ltd.	337,000	1,829,825
Hokuhoku Financial Group, Inc.	1,800	28,259
Hoya Corp.	11,800	570,067
Idemitsu Kosan Co. Ltd.	1,900	66,138
Iida Group Holdings Co. Ltd.	7,000	107,721
Inpex Corp.	7,900	77,902
IT Holdings Corp.	1,000	25,552
ITOCHU Corp.	41,300	587,961
Itochu Techno-Solutions Corp. (a)	500	14,755
Japan Aviation Electronics Industry Ltd.	3,000	38,613
Japan Display, Inc. (c)	6,700	15,680
Japan Petroleum Exploration Co.	7,400	169,877
Japan Post Bank Co. Ltd.	7,100	88,153
Japan Tobacco, Inc.	4,800	156,228
JX Holdings, Inc.	146,800	722,777
K’s Holdings Corp.	3,100	57,027
Kajima Corp.	29,000	189,691
Kao Corp.	8,300	455,807
Kinden Corp.	6,600	92,420
Lintec Corp.	8,300	177,245

Common Stocks	Shares	Value
Japan (continued)
Matsumotokiyoshi Holdings Co. Ltd.	400	$19,055
Miraca Holdings, Inc.	800	36,733
Mitsubishi Chemical Holdings Corp.	161,900	1,256,980
Mitsubishi Corp.	45,800	992,604
Mitsubishi Estate Co. Ltd.	16,000	291,626
Mitsui Chemicals, Inc.	15,000	74,314
Mizuho Financial Group, Inc.	696,400	1,278,296
MS&AD Insurance Group Holdings, Inc.	3,100	99,016
NH Foods Ltd.	18,000	483,561
Nichirei Corp.	2,000	49,602
Nintendo Co. Ltd.	1,500	348,058
Nippon Shokubai Co. Ltd.	2,200	150,126
Nippon Telegraph & Telephone Corp.	11,900	508,764
Nippon Television Holdings, Inc.	3,500	60,530
Nippon Yusen KK (c)	36,000	76,004
Nishimatsu Construction Co. Ltd.	7,000	34,475
Nissan Motor Co. Ltd.	177,500	1,711,522
Nomura Holdings, Inc.	66,200	409,800
Nomura Real Estate Holdings, Inc.	19,000	303,207
NTT Docomo, Inc.	82,600	1,928,896
Obic Co. Ltd.	2,100	100,327
Oki Electric Industry Co. Ltd. (a)	3,300	47,554
Ono Pharmaceutical Co. Ltd.	3,500	72,582
ORIX Corp.	89,100	1,322,470
Resona Holdings, Inc.	257,600	1,384,825
Rohm Co. Ltd.	600	39,945
Sankyo Co. Ltd.	2,100	70,339
Seino Holdings Co Ltd.	2,400	27,026
Sekisui House Ltd.	4,700	77,497
Senshu Ikeda Holdings, Inc.	16,200	67,013
Seven & i Holdings Co. Ltd.	32,900	1,292,431
Seven Bank Ltd. (a)	24,700	80,888
Shin-Etsu Chemical Co. Ltd.	300	26,076
Shionogi & Co. Ltd.	12,800	662,625
Showa Shell Sekiyu KK	2,900	29,431
Sumitomo Chemical Co. Ltd.	80,000	448,088
Sumitomo Corp.	64,300	867,462
Sumitomo Forestry Co. Ltd.	4,200	64,016
Sumitomo Mitsui Financial Group, Inc. (a)	42,200	1,536,027
Sumitomo Mitsui Trust Holdings, Inc. (a)	35,500	1,230,142
Sumitomo Realty & Development Co. Ltd.	10,000	259,724
Sundrug Co. Ltd.	1,000	33,645
T&D Holdings, Inc.	2,100	30,439
Taiyo Yuden Co. Ltd.	5,800	73,575
Takeda Pharmaceutical Co. Ltd.	6,200	291,878
Tohoku Electric Power Co., Inc.	2,600	35,318
Tokai Rika Co. Ltd.	4,600	92,871

INTERNATIONAL TILTS MASTER PORTFOLIO	MARCH 31, 2017	3

Schedule of Investments (continued)	International Tilts Master Portfolio

Common Stocks	Shares	Value
Japan (continued)
Tokio Marine Holdings, Inc.	10,800	$456,455
Tokyo Electron Ltd.	1,400	153,267
Tokyo Gas Co. Ltd.	206,000	940,822
TonenGeneral Sekiyu KK	113,000	1,321,250
Toppan Printing Co. Ltd.	9,000	91,990
Tosoh Corp.	30,000	263,956
Toyota Motor Corp.	29,700	1,612,051
TS Tech Co. Ltd.	5,000	134,728
Ube Industries Ltd.	11,000	24,842
West Japan Railway Co.	600	39,128
Yamada Denki Co. Ltd.	2,500	12,498
Zensho Holdings Co. Ltd.	700	11,747
Zeon Corp.	29,000	331,356

		39,231,821
Malta — 0.0%
Unibet Group PLC	3,319	34,379
Mexico — 0.0%
Fresnillo PLC (a)	983	19,153
Netherlands — 4.4%
ASM International NV	1,280	71,774
BE Semiconductor Industries NV	9,895	403,155
Euronext NV (d)	3,127	136,352
ING Groep NV	19,691	297,418
Koninklijke Ahold Delhaize NV	39,374	841,415
Koninklijke DSM NV	24,783	1,676,055
Koninklijke KPN NV	157,730	474,202
PostNL NV (c)	31,841	150,199
Royal Dutch Shell PLC, Class A	45,042	1,187,229
Royal Dutch Shell PLC, Class B	37,838	1,040,144
Unilever NV CVA	10,636	528,406
Wolters Kluwer NV	25,949	1,076,944

		7,883,293
New Zealand — 0.1%
Contact Energy Ltd.	10,505	37,249
Spark New Zealand Ltd.	39,846	97,676
Vector Ltd.	5,687	12,759

		147,684
Norway — 1.6%
Fred Olsen Energy ASA (a)(c)	8	26
Leroy Seafood Group ASA	260	11,386
Marine Harvest ASA (c)	13,875	211,655
Norsk Hydro ASA	4,611	26,872
Subsea 7 SA (c)	88,879	1,379,382
Telenor ASA	78,478	1,305,517

		2,934,838
Portugal — 0.7%
Banco Comercial Portugues SA (c)	70,919	14,829
EDP — Energias de Portugal SA	35,979	121,651
Galp Energia SGPS SA	1,996	30,274

Common Stocks	Shares	Value
Portugal (continued)
Jeronimo Martins SGPS SA	62,520	$1,117,186
NOS SGPS SA	13,129	71,537

		1,355,477
Singapore — 1.8%
CapitaLand Commercial Trust Ltd.	338,500	373,751
CapitaLand Ltd.	229,000	594,398
CapitaLand Mall Trust	17,300	24,357
ComfortDelGro Corp. Ltd. (a)	115,500	211,418
DBS Group Holdings Ltd.	31,200	432,179
Jardine Cycle & Carriage Ltd.	3,800	119,023
Noble Group Ltd. (c)	88	12
Venture Corp. Ltd.	58,000	475,575
Wilmar International Ltd.	44,500	112,297
Yangzijiang Shipbuilding Holdings Ltd.	926,400	747,925
Yanlord Land Group Ltd.	95,600	124,040

		3,214,975
Spain — 3.7%
ACS Actividades de Construccion y Servicios SA	30,180	1,025,897
Amadeus IT Group SA	34,253	1,735,550
Banco Santander SA (a)	237,423	1,453,339
Bankinter SA	5,745	48,173
Distribuidora Internacional de Alimentacion SA (a)	2,453	14,178
Ebro Foods SA	3	60
Endesa SA	16,633	390,370
Grifols SA	4,019	98,606
Mediaset Espana Comunicacion SA	83,254	1,071,964
Melia Hotels International SA	1,444	19,856
Repsol SA	49,052	759,958

		6,617,951
Sweden — 4.0%
Atlas Copco AB, A Shares	23,838	840,268
Boliden AB	1,065	31,700
Electrolux AB, Class B	51,716	1,435,730
Fabege AB	7,626	121,241
Hufvudstaden AB, A Shares	685	10,147
Husqvarna AB, Class B	5,699	49,967
Intrum Justitia AB (a)	24,367	909,617
JM AB	3,134	98,968
Loomis AB	430	13,597
Modern Times Group MTG AB, Class B	6,655	222,520
Nordea Bank AB	129,086	1,472,720
Saab AB	4,951	208,901
Sandvik AB	11,972	178,825
Skanska AB, Class B	25,109	590,949
Svenska Handelsbanken AB, Class A	4,314	59,119

4	INTERNATIONAL TILTS MASTER PORTFOLIO	MARCH 31, 2017

Schedule of Investments (continued)	International Tilts Master Portfolio

Common Stocks	Shares	Value
Sweden (continued)
Swedbank AB, Class A	8,090	$187,190
Swedish Match AB	21,205	689,138
TeliaSonera AB	2	9
Volvo AB, Class B	9,812	144,747

		7,265,353
Switzerland — 8.0%
Banque Cantonale Vaudoise, Registered Shares	47	32,426
BB Biotech AG, Registered Shares	104	5,855
Dorma & Kaba Holding AG (c)	78	62,079
Flughafen Zuerich AG	116	24,715
Georg Fischer AG, Registered Shares	509	462,787
Glencore PLC (c)	106,154	416,501
IWG PLC	18,304	73,125
Kuehne & Nagel International AG, Registered Shares (a)	2,803	395,793
Logitech International SA, Registered Shares	48,035	1,526,502
Lonza Group AG, Registered Shares (c)	8,968	1,695,141
Nestle SA, Registered Shares	40,738	3,126,711
Novartis AG, Registered Shares	14,813	1,099,976
Partners Group Holding AG	101	54,279
Roche Holding AG	4,969	1,270,740
Schindler Holding AG, Participation Certificates	3,607	697,725
Sika AG, Bearer Shares	30	179,931
STMicroelectronics NV	49,327	759,024
Straumann Holding AG, Registered Shares	2,282	1,057,703
Sulzer AG, Registered Shares	167	17,469
Swiss Re AG	115	10,329
Temenos Group AG	1,029	81,728
UBS Group AG, Registered Shares	84,571	1,351,835

		14,402,374
United Kingdom — 14.3%
Anglo American PLC (c)	28,408	434,046
Ashmore Group PLC	8,562	37,909
AstraZeneca PLC	5,754	353,797
Aviva PLC	5,004	33,392
Barclays PLC	151,172	426,725
Barratt Developments PLC	26,024	178,265
BHP Billiton PLC	27,733	427,752
BP PLC	168,785	971,546
British American Tobacco PLC	44,159	2,929,774
Britvic PLC	76,664	622,131
BT Group PLC	105,629	421,789
Carnival PLC	4,437	254,319
Centamin PLC	16,841	36,432
Centrica PLC	94,784	258,096
Close Brothers Group PLC	10,003	192,827

Common Stocks	Shares	Value
United Kingdom (continued)
Coca-Cola European Partners PLC	341	$12,737
Compass Group PLC	9,022	170,337
Croda International PLC	1,364	60,925
Diageo PLC	37,051	1,060,962
Dialog Semiconductor PLC (c)	4,209	214,687
Direct Line Insurance Group PLC	55,440	241,210
Dixons Carphone PLC	32,661	130,086
DS Smith PLC	6,620	36,016
Electrocomponents PLC	3,662	21,720
Fiat Chrysler Automobiles NV (c)	907	9,909
GKN PLC	23,071	105,083
GlaxoSmithKline PLC	53,285	1,107,952
Hammerson PLC	4,703	33,628
Hays PLC	22,289	43,844
Howden Joinery Group PLC	32,752	177,927
HSBC Holdings PLC	264,915	2,160,872
IG Group Holdings PLC	8,213	51,193
Imperial Brands PLC	20,748	1,005,524
Inchcape PLC	10,676	112,557
Indivior PLC	7,094	28,642
InterContinental Hotels Group PLC	11,706	573,347
Intertek Group PLC	28,238	1,389,952
ITV PLC	54,985	150,943
JD Sports Fashion PLC	6,110	29,524
Johnson Matthey PLC	1,673	64,548
Jupiter Fund Management PLC	9,227	49,230
Ladbrokes PLC	33,470	54,180
Land Securities Group PLC	1,770	23,508
Legal & General Group PLC	84,866	262,782
Lloyds Banking Group PLC	915,044	761,024
Mondi PLC	7,555	182,539
National Grid PLC	36,600	464,355
Old Mutual PLC	1,866	4,696
Persimmon PLC	3,291	86,345
Provident Financial PLC (a)	4,911	184,526
Prudential PLC	7,144	150,905
Qinetiq Group PLC	147,747	516,086
Reckitt Benckiser Group PLC	4,595	419,485
RELX NV	5,458	101,255
Rentokil Initial PLC	35,204	108,877
Rightmove PLC	4,162	207,957
Rio Tinto PLC	15,463	622,659
Schroders PLC	5,911	224,333
Segro PLC	12,686	72,531
Severn Trent PLC	6,638	198,005
Shire PLC	12,256	714,122
Spirax-Sarco Engineering PLC	5,664	338,595
SSE PLC	28,007	517,600
Standard Life PLC	28,538	126,890
Tate & Lyle PLC	43,499	416,835
Thomas Cook Group PLC	99,762	106,591
UBM PLC	8,804	84,302
Unilever PLC	5,427	267,699
Vedanta Resources PLC	6,790	68,764

INTERNATIONAL TILTS MASTER PORTFOLIO	MARCH 31, 2017	5

Schedule of Investments (continued)	International Tilts Master Portfolio

Common Stocks	Shares	Value
United Kingdom (continued)
Vodafone Group PLC	426,660	$1,111,869
WH Smith PLC	2,473	54,948
WM Morrison Supermarkets PLC	48,498	145,944
Wolseley PLC	3,682	231,824
Worldpay Group PLC (d)	57,412	212,265
WPP PLC	3,818	83,687

		25,750,138
Total Long-Term Investments (Cost — $158,819,304) — 97.4%		175,864,875
Short-Term Securities
BlackRock Cash Funds: Institutional, SL Agency Shares, 1.11% (e)(f)(g)	6,566,822	6,569,448

Short-Term Securities	Shares	Value
Short-Term Securities (continued)
BlackRock Cash Funds: Treasury, SL Agency Shares, 0.68%, (f)(g)	479,493	$479,493
Total Short-Term Securities (Cost — $7,047,573) — 3.9%		7,048,941
Total Investments (Cost — $165,866,877*) — 101.3%		182,913,816
Liabilities in Excess of Other Assets — (1.3)%		(2,288,009)

Net Assets — 100.0%		$180,625,807

*	As of March 31, 2017, gross unrealized appreciation and depreciation based on cost for U.S. federal income tax purposes were as follows:

Tax cost	$172,557,606

Gross unrealized appreciation	$20,168,694
Gross unrealized depreciation	(9,812,484)

Net unrealized appreciation	$10,356,210

Notes to Schedule of Investments

(a)	Security, or a portion of the security, is on loan.

(b)	A security contractually bound to one or more other securities to form a single saleable unit which cannot be sold separately.

(c)	Non-income producing security.

(d)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(e)	All or a portion of security was purchased with the cash collateral from loaned securities.

(f)	During the period ended March 31, 2017, investments in issuers considered to be affiliates of the Master Portfolio for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares Held at December 31, 2016	Net Activity	Shares Held at March 31, 2017	Value at March 31, 2017	Income	Net Realized Gain	Change in Unrealized Appreciation (Depreciation)
BlackRock Cash Funds: Institutional, SL Agency Shares	10,282,736	(3,715,914)	6,566,822	$6,569,448	$12,586	$1,870	$(530)
BlackRock Cash Funds: Treasury, SL Agency Shares	1,790,973	(1,311,480)	479,493	$479,493	$1,957	—	—
Total				$7,048,941	$14,543	$1,870	$(530)

(g)	Current yield as of period end.

6	INTERNATIONAL TILTS MASTER PORTFOLIO	MARCH 31, 2017

Schedule of Investments (continued)	International Tilts Master Portfolio

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
Contracts Long	Issue	Expiration	Notional Value		Unrealized Appreciation (Depreciation)
54	Euro STOXX 50 Index	June 2017	EUR	1,973,622	$49,157
9	FTSE 100 Index	June 2017	GBP	820,393	429
3	SPI 200 Index	June 2017	AUD	335,090	5,706
14	Yen Denom Nikkei Index	June 2017	JPY	1,192,132	(15,452)
Total					$39,840

Portfolio Abbreviations

AUD	Australian Dollar
EUR	Euro
GBP	British Pound
JPY	Japanese Yen

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Master Portfolio has the ability to access

•

Level 2 — other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Master Portfolio’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the BlackRock Global Valuation Methodologies Committee (the “Global Valuation Committee”) in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. Level 3 investments may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the Global Valuation Committee in the absence of market information.

Changes in valuation techniques may result in transfers into or out of an assigned level within the hierarchy. In accordance with the Master Portfolio’s policy, transfers between different levels of the fair value hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments and derivative financial instruments is based on the pricing transparency of the investments and derivative financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Master Portfolio’s policy regarding valuation of investments and derivative financial instruments, refer to the Master Portfolio’s most recent financial statements as contained in its annual report.

INTERNATIONAL TILTS MASTER PORTFOLIO	MARCH 31, 2017	7

Schedule of Investments (concluded)	International Tilts Master Portfolio

The following tables summarize the Master Portfolio’s investments and derivative financial instruments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Common Stocks:
Australia	—	$12,927,357	—	$12,927,357
Austria	—	1,748,763	—	1,748,763
Belgium	—	859,222	—	859,222
Denmark	—	4,368,737	—	4,368,737
Finland	—	3,139,840	—	3,139,840
France	$108,061	16,336,144	—	16,444,205
Germany	—	14,710,827	—	14,710,827
Hong Kong	94,121	6,214,873	—	6,308,994
Ireland	21,420	888,833	—	910,253
Isle of Man	—	32,424	—	32,424
Israel	—	480,351	—	480,351
Italy	408,909	4,667,557	—	5,076,466
Japan	—	39,231,821	—	39,231,821
Malta	—	34,379	—	34,379
Mexico	—	19,153	—	19,153
Netherlands	528,406	7,354,887	—	7,883,293
New Zealand	—	147,684	—	147,684
Norway	—	2,934,838	—	2,934,838
Portugal	—	1,355,477	—	1,355,477
Singapore	124,040	3,090,935	—	3,214,975
Spain	—	6,617,951	—	6,617,951
Sweden	909,617	6,355,736	—	7,265,353
Switzerland	—	14,402,374	—	14,402,374
United Kingdom	283,857	25,466,281	—	25,750,138
Short-Term Securities	7,048,941	—	—	7,048,941

Total	$9,527,372	$173,386,444	—	$182,913,816

Derivative Financial Instruments [1]
Assets:
Equity contracts	$55,292	—	—	$55,292
Liabilities:
Equity contracts	(15,452)	—	—	(15,452)

Total	$39,840	—	—	$39,840

[1] Derivative financial instruments are futures contracts, which are valued at the unrealized appreciation (depreciation) on the instrument.

During the period ended March 31, 2017, there were no transfers between levels.

8	INTERNATIONAL TILTS MASTER PORTFOLIO	MARCH 31, 2017

Schedule of Investments March 31, 2017 (Unaudited)	Large Cap Index Master Portfolio (Percentages shown are based on Net Assets)

Common Stocks	Shares	Value
Aerospace & Defense — 2.1%
Arconic, Inc. (a)	90,261	$2,377,475
B/E Aerospace, Inc.	21,019	1,347,528
Boeing Co.	124,393	22,000,146
General Dynamics Corp.	50,584	9,469,325
HEICO Corp. (a)	3,064	267,181
HEICO Corp., Class A	7,006	525,450
Hexcel Corp.	19,414	1,059,034
Huntington Ingalls Industries, Inc.	9,290	1,860,230
L3 Technologies, Inc.	16,360	2,704,144
Lockheed Martin Corp.	52,710	14,105,196
Northrop Grumman Corp.	34,510	8,207,858
Orbital ATK, Inc.	12,128	1,188,544
Raytheon Co.	61,825	9,428,312
Rockwell Collins, Inc. (a)	26,218	2,547,341
Spirit Aerosystems Holdings, Inc., Class A	25,090	1,453,213
Textron, Inc.	56,066	2,668,181
TransDigm Group, Inc. (a)	10,099	2,223,396
United Technologies Corp.	161,949	18,172,297

		101,604,851
Air Freight & Logistics — 0.6%
C.H. Robinson Worldwide, Inc. (a)	30,099	2,326,352
Expeditors International of Washington, Inc. (a)	37,048	2,092,841
FedEx Corp.	51,798	10,108,380
United Parcel Service, Inc., Class B	143,953	15,446,157

		29,973,730
Airlines — 0.6%
Alaska Air Group, Inc. (a)	23,964	2,209,960
American Airlines Group, Inc. (a)	108,692	4,597,672
Copa Holdings SA, Class A (a)	6,458	724,910
Delta Air Lines, Inc.	152,057	6,988,540
JetBlue Airways Corp. (b)	62,478	1,287,671
Southwest Airlines Co.	134,126	7,210,614
Spirit Airlines, Inc. (a)(b)	15,066	799,553
United Continental Holdings, Inc. (b)	67,125	4,741,710

		28,560,630
Auto Components — 0.5%
Adient PLC	18,987	1,379,785
Allison Transmission Holdings, Inc.	28,168	1,015,738
BorgWarner, Inc. (a)	42,988	1,796,469
Delphi Automotive PLC	55,614	4,476,371
Gentex Corp.	57,491	1,226,283
Goodyear Tire & Rubber Co. (a)	55,095	1,983,420
Johnson Controls International PLC	192,302	8,099,760
Lear Corp.	15,855	2,244,751
Visteon Corp. (a)(b)	7,107	696,131

		22,918,708

Common Stocks	Shares	Value
Automobiles — 0.6%
Ford Motor Co.	820,368	$9,549,084
General Motors Co.	295,461	10,447,501
Harley-Davidson, Inc.	36,583	2,213,271
Tesla Motors, Inc. (a)(b)	26,089	7,260,569
Thor Industries, Inc.	10,357	995,618

		30,466,043
Banks — 6.2%
Associated Banc-Corp	37,349	911,316
Bank of America Corp.	2,143,349	50,561,603
Bank of Hawaii Corp. (a)	9,732	801,528
BankUnited, Inc.	26,469	987,558
BB&T Corp.	170,093	7,603,157
BOK Financial Corp. (a)	4,260	333,430
CIT Group, Inc.	46,178	1,982,422
Citigroup, Inc.	579,340	34,656,119
Citizens Financial Group, Inc.	108,887	3,762,046
Comerica, Inc. (a)	36,897	2,530,396
Commerce Bancshares, Inc. (a)	20,720	1,163,635
Cullen/Frost Bankers, Inc. (a)	11,765	1,046,732
East West Bancorp, Inc.	31,134	1,606,826
Fifth Third Bancorp	161,134	4,092,804
First Hawaiian, Inc.	4,262	127,519
First Horizon National Corp.	43,345	801,882
First Republic Bank	31,592	2,963,645
Huntington Bancshares, Inc.	224,644	3,007,983
JPMorgan Chase & Co.	757,294	66,520,705
KeyCorp	222,781	3,961,046
M&T Bank Corp. (a)	31,431	4,863,319
PacWest Bancorp (a)	25,831	1,375,759
PNC Financial Services Group, Inc. (c)	101,565	12,212,176
Popular, Inc.	24,940	1,015,806
Regions Financial Corp.	269,926	3,922,025
Signature Bank (b)	11,169	1,657,368
SunTrust Banks, Inc.	103,364	5,716,029
SVB Financial Group (b)	10,458	1,946,129
Synovus Financial Corp.	23,505	964,175
TCF Financial Corp.	27,804	473,224
U.S. Bancorp	335,329	17,269,443
Wells Fargo & Co.	949,866	52,869,542
Western Alliance Bancorp (b)	19,460	955,291
Zions Bancorporation	41,314	1,735,188

		296,397,826
Beverages — 1.8%
Brown-Forman Corp., Class A (a)	9,523	448,248
Brown-Forman Corp., Class B (a)	39,573	1,827,481
Coca-Cola Co.	810,587	34,401,312
Constellation Brands, Inc., Class A	34,085	5,524,156
Dr. Pepper Snapple Group, Inc. (a)	38,846	3,803,800
Molson Coors Brewing Co., Class B	35,056	3,355,210
Monster Beverage Corp. (b)	88,575	4,089,508

LARGE CAP INDEX MASTER PORTFOLIO	MARCH 31, 2017	1

Schedule of Investments (continued)	Large Cap Index Master Portfolio

Common Stocks	Shares	Value
Beverages (continued)
PepsiCo, Inc.	299,307	$33,480,481

		86,930,196
Biotechnology — 2.8%
AbbVie, Inc. (a)	337,844	22,013,915
ACADIA Pharmaceuticals, Inc. (a)(b)	19,689	676,908
Agios Pharmaceuticals, Inc. (b)	5,046	294,686
Alexion Pharmaceuticals, Inc. (a)(b)	44,660	5,414,578
Alkermes PLC (b)	31,211	1,825,844
Alnylam Pharmaceuticals, Inc. (a)(b)	15,570	797,963
Amgen, Inc.	156,690	25,708,128
AquaBounty Technologies, Inc. (b)	130	1,440
Biogen, Inc. (b)	45,727	12,502,676
BioMarin Pharmaceutical, Inc. (b)	35,714	3,134,975
Bioverativ, Inc. (b)	24,203	1,318,095
Celgene Corp. (b)	160,389	19,957,203
Gilead Sciences, Inc.	277,113	18,821,515
Incyte Corp. (b)	34,342	4,590,495
Intercept Pharmaceuticals, Inc. (a)(b)	3,097	350,271
Intrexon Corp. (a)(b)	8,664	171,720
Ionis Pharmaceuticals, Inc. (a)(b)	24,747	994,829
Juno Therapeutics, Inc. (a)(b)	12,157	269,764
Neurocrine Biosciences, Inc. (b)	17,862	773,425
OPKO Health, Inc. (a)(b)	55,432	443,456
Regeneron Pharmaceuticals, Inc. (b)	15,948	6,180,010
Seattle Genetics, Inc. (a)(b)	19,517	1,226,839
United Therapeutics Corp. (b)	8,774	1,187,824
Vertex Pharmaceuticals, Inc. (b)	51,962	5,682,045

		134,338,604
Building Products — 0.2%
Allegion PLC	21,715	1,643,825
AO Smith Corp.	28,960	1,481,594
Armstrong World Industries, Inc. (b)	8,876	408,740
Fortune Brands Home & Security, Inc.	32,604	1,983,953
Lennox International, Inc.	7,844	1,312,301
Masco Corp.	66,816	2,271,076
Owens Corning	26,670	1,636,738
USG Corp. (b)	15,525	493,695

		11,231,922
Capital Markets — 2.1%
Affiliated Managers Group, Inc. (a)	11,006	1,804,324
Ameriprise Financial, Inc.	31,400	4,071,952
Artisan Partners Asset Management, Inc., Class A	5,903	162,923
Bank of New York Mellon Corp.	217,910	10,291,889
BlackRock, Inc. (c)	25,414	9,746,523
Charles Schwab Corp.	244,063	9,960,211

Common Stocks	Shares	Value
Capital Markets (continued)
Donnelley Financial Solutions, Inc. (b)	4,409	$85,050
E*Trade Financial Corp. (b)	55,566	1,938,698
Eaton Vance Corp. (a)	25,457	1,144,547
Federated Investors, Inc., Class B (a)	13,944	367,285
Franklin Resources, Inc.	79,314	3,342,292
Goldman Sachs Group, Inc.	80,513	18,495,446
Invesco Ltd.	83,831	2,567,743
Lazard Ltd., Class A	26,697	1,227,795
Legg Mason, Inc.	23,829	860,465
LPL Financial Holdings, Inc. (a)	18,771	747,649
Morgan Stanley (a)	299,227	12,818,885
Northern Trust Corp.	43,450	3,761,901
Raymond James Financial, Inc.	25,812	1,968,423
SEI Investments Co.	28,104	1,417,566
State Street Corp.	83,010	6,608,426
T. Rowe Price Group, Inc.	52,097	3,550,411
TD Ameritrade Holding Corp. (a)	51,347	1,995,344

		98,935,748
Chemicals — 2.2%
AdvanSix, Inc. (b)	5,229	142,856
Air Products & Chemicals, Inc.	40,091	5,423,911
Albemarle Corp. (a)	23,414	2,473,455
Ashland Global Holdings, Inc. (a)	13,159	1,629,216
Axalta Coating Systems Ltd. (b)	38,499	1,239,668
Cabot Corp.	13,762	824,481
Celanese Corp., Series A	30,994	2,784,811
CF Industries Holdings, Inc. (a)	47,237	1,386,406
Dow Chemical Co.	233,481	14,835,383
E.I. du Pont de Nemours & Co.	182,494	14,659,743
Eastman Chemical Co.	30,722	2,482,338
Ecolab, Inc.	54,792	6,867,629
FMC Corp.	27,764	1,932,097
Huntsman Corp.	45,634	1,119,858
International Flavors & Fragrances, Inc.	15,949	2,113,721
LyondellBasell Industries NV, Class A	69,316	6,320,926
Monsanto Co.	90,856	10,284,899
Mosaic Co.	76,800	2,241,024
NewMarket Corp. (a)	1,627	737,405
Platform Specialty Products Corp. (a)(b)	43,352	564,443
PPG Industries, Inc.	55,395	5,820,907
Praxair, Inc. (a)	59,972	7,112,679
RPM International, Inc.	26,545	1,460,771
Scotts Miracle-Gro Co., Class A (a)	9,217	860,776
Sherwin-Williams Co.	16,959	5,260,512
Valspar Corp.	15,840	1,757,290
Valvoline, Inc. (a)	6,075	149,141
Versum Materials, Inc. (b)	16,926	517,936
Westlake Chemical Corp. (a)	7,052	465,785

2	LARGE CAP INDEX MASTER PORTFOLIO	MARCH 31, 2017

Schedule of Investments (continued)	Large Cap Index Master Portfolio

Common Stocks	Shares	Value
Chemicals (continued)
WR Grace & Co.	16,144	$1,125,398

		104,595,465
Commercial Services & Supplies — 0.4%
Cintas Corp.	18,302	2,315,935
Clean Harbors, Inc. (b)	9,235	513,651
Copart, Inc. (a)(b)	19,656	1,217,296
Covanta Holding Corp.	18,137	284,751
Iron Mountain, Inc.	56,212	2,005,082
KAR Auction Services, Inc.	29,224	1,276,212
LSC Communications, Inc.	4,409	110,931
Pitney Bowes, Inc.	32,426	425,105
Republic Services, Inc.	50,051	3,143,703
Rollins, Inc. (a)	20,526	762,130
RR Donnelley & Sons Co. (a)	11,758	142,389
Stericycle, Inc. (b)	17,227	1,427,946
Waste Management, Inc.	92,244	6,726,433

		20,351,564
Communications Equipment — 1.1%
Arista Networks, Inc. (a)(b)	7,892	1,043,875
ARRIS International PLC (b)	38,593	1,020,785
Brocade Communications Systems, Inc.	81,098	1,012,103
Cisco Systems, Inc.	1,050,197	35,496,658
CommScope Holding Co., Inc. (b)	27,234	1,135,930
EchoStar Corp., Class A (b)	7,949	452,695
F5 Networks, Inc. (b)	13,789	1,965,898
Harris Corp.	25,258	2,810,458
Juniper Networks, Inc.	77,602	2,159,664
Motorola Solutions, Inc.	35,363	3,048,998
Palo Alto Networks, Inc. (b)	18,673	2,104,074

		52,251,138
Construction & Engineering — 0.1%
AECOM (b)	30,891	1,099,411
Chicago Bridge & Iron Co. NV	21,638	665,369
Fluor Corp.	30,921	1,627,063
Jacobs Engineering Group, Inc.	23,799	1,315,609
KBR, Inc.	28,076	421,982
Quanta Services, Inc. (b)	28,395	1,053,738

		6,183,172
Construction Materials — 0.2%
Eagle Materials, Inc.	9,513	924,093
Martin Marietta Materials, Inc.	13,670	2,983,478
Vulcan Materials Co.	26,676	3,213,924

		7,121,495
Consumer Finance — 0.8%
Ally Financial, Inc.	92,808	1,886,787
American Express Co.	157,699	12,475,568
Capital One Financial Corp.	101,063	8,758,120
Credit Acceptance Corp. (a)(b)	1,311	261,426

Common Stocks	Shares	Value
Consumer Finance (continued)
Discover Financial Services	82,217	$5,622,821
Navient Corp.	54,697	807,328
OneMain Holdings, Inc. (b)	10,078	250,438
Santander Consumer USA Holdings, Inc. (b)	16,436	218,927
SLM Corp. (b)	94,482	1,143,232
Synchrony Financial	175,546	6,021,228

		37,445,875
Containers & Packaging — 0.4%
Aptargroup, Inc.	14,953	1,151,231
Avery Dennison Corp.	17,800	1,434,680
Ball Corp. (a)	37,180	2,760,987
Bemis Co., Inc.	19,282	942,119
Berry Plastics Group, Inc. (b)	25,306	1,229,112
Crown Holdings, Inc. (b)	28,508	1,509,499
Graphic Packaging Holding Co.	58,690	755,340
Owens-Illinois, Inc. (b)	28,300	576,754
Packaging Corp. of America	18,901	1,731,710
Sealed Air Corp.	39,738	1,731,782
Silgan Holdings, Inc.	6,196	367,795
Sonoco Products Co. (a)	22,833	1,208,322
WestRock Co.	52,561	2,734,749

		18,134,080
Distributors — 0.1%
Genuine Parts Co.	30,574	2,825,343
LKQ Corp. (b)	61,721	1,806,574
Pool Corp.	8,737	1,042,586

		5,674,503
Diversified Consumer Services — 0.1%
Graham Holdings Co., Class B	758	454,459
H&R Block, Inc. (a)	45,161	1,049,993
Service Corp. International	42,228	1,304,001
ServiceMaster Global Holdings, Inc. (b)	28,762	1,200,813

		4,009,266
Diversified Financial Services — 2.2%
Berkshire Hathaway, Inc., Class B (b)	392,878	65,484,905
CBOE Holdings, Inc. (a)	16,464	1,334,736
CME Group, Inc.	69,849	8,298,061
FactSet Research Systems, Inc.	8,013	1,321,424
Interactive Brokers Group, Inc., Class A (a)	11,057	383,899
Intercontinental Exchange, Inc.	122,974	7,362,453
Leucadia National Corp.	71,495	1,858,870
MarketAxess Holdings, Inc.	7,497	1,405,613
Moody’s Corp.	35,940	4,026,718
Morningstar, Inc.	2,888	226,997
MSCI, Inc.	18,291	1,777,702
Nasdaq, Inc.	24,314	1,688,607

LARGE CAP INDEX MASTER PORTFOLIO	MARCH 31, 2017	3

Schedule of Investments (continued)	Large Cap Index Master Portfolio

Common Stocks	Shares	Value
Diversified Financial Services (continued)
S&P Global, Inc.	55,162	$7,211,880
Voya Financial, Inc.	42,681	1,620,171

		104,002,036
Diversified Telecommunication Services — 2.2%
AT&T, Inc.	1,283,823	53,342,846
CenturyLink, Inc. (a)	118,258	2,787,341
Frontier Communications Corp. (a)	211,491	452,591
Level 3 Communications, Inc. (b)	59,952	3,430,453
SBA Communications Corp. (b)	25,727	3,096,759
Verizon Communications, Inc.	850,912	41,481,960
Zayo Group Holdings, Inc. (b)	33,400	1,098,860

		105,690,810
Electric Utilities — 1.7%
American Electric Power Co., Inc.	102,850	6,904,320
Avangrid, Inc. (a)	10,323	441,205
Duke Energy Corp.	143,115	11,736,861
Edison International	66,504	5,294,383
Entergy Corp.	39,044	2,965,782
Eversource Energy	67,153	3,947,253
Exelon Corp.	182,429	6,563,795
FirstEnergy Corp.	95,029	3,023,823
Great Plains Energy, Inc.	44,099	1,288,573
Hawaiian Electric Industries, Inc. (a)	23,910	796,442
NextEra Energy, Inc.	94,959	12,189,887
OGE Energy Corp.	41,543	1,453,174
Pinnacle West Capital Corp.	21,928	1,828,357
PPL Corp.	139,117	5,201,585
Southern Co.	206,690	10,289,028
Westar Energy, Inc.	27,728	1,504,799
Xcel Energy, Inc.	107,479	4,777,442

		80,206,709
Electrical Equipment — 0.5%
Acuity Brands, Inc. (a)	8,648	1,764,192
AMETEK, Inc. (a)	48,333	2,613,849
Eaton Corp. PLC	96,387	7,147,096
Emerson Electric Co.	135,303	8,099,238
Hubbell, Inc.	11,761	1,411,908
Regal-Beloit Corp.	7,807	590,599
Rockwell Automation, Inc.	27,417	4,269,101

		25,895,983
Electronic Equipment, Instruments & Components — 0.5%
Amphenol Corp., Class A	61,534	4,379,375
Arrow Electronics, Inc. (b)	19,664	1,443,534
Avnet, Inc. (a)	28,395	1,299,355
CDW Corp.	34,104	1,968,142
Cognex Corp.	17,134	1,438,399
Corning, Inc.	201,336	5,436,072
Dolby Laboratories, Inc., Class A	8,966	469,908
Fitbit, Inc., Series A (a)(b)	24,207	143,305

Common Stocks	Shares	Value
Electronic Equipment, Instruments & Components (continued)
FLIR Systems, Inc.	33,564	$1,217,702
IPG Photonics Corp. (b)	7,301	881,231
Jabil Circuit, Inc. (a)	43,654	1,262,474
Keysight Technologies, Inc. (b)	35,650	1,288,391
National Instruments Corp.	18,092	589,076
Trimble, Inc. (b)	51,140	1,636,991
Zebra Technologies Corp., Class A (b)	10,525	960,406

		24,414,361
Energy Equipment & Services — 1.0%
Baker Hughes, Inc.	89,666	5,363,820
Diamond Offshore Drilling, Inc. (a)(b)	9,999	167,083
Dril-Quip, Inc. (b)	7,197	392,596
Ensco PLC, Class A	55,464	496,403
Frank’s International NV	5,864	61,982
Halliburton Co.	181,190	8,916,360
Helmerich & Payne, Inc. (a)	19,722	1,312,894
Nabors Industries Ltd.	56,607	739,854
National Oilwell Varco, Inc.	78,013	3,127,541
Noble Corp. PLC (a)	46,681	288,955
Oceaneering International, Inc.	17,288	468,159
Patterson-UTI Energy, Inc. (a)	30,297	735,308
Rowan Cos. PLC, Class A (b)	27,958	435,586
RPC, Inc. (a)	8,807	161,256
Schlumberger Ltd.	292,035	22,807,934
Superior Energy Services, Inc. (a)(b)	26,291	374,910
Transocean Ltd. (a)(b)	75,758	943,187
Weatherford International PLC (a)(b)	224,128	1,490,451

		48,284,279
Food & Staples Retailing — 1.8%
Casey’s General Stores, Inc. (a)	8,068	905,633
Costco Wholesale Corp.	90,506	15,176,951
CVS Health Corp.	224,639	17,634,162
Kroger Co.	195,629	5,769,099
Rite Aid Corp. (b)	200,456	851,938
Sprouts Farmers Market, Inc. (a)(b)	23,817	550,649
Sysco Corp.	109,194	5,669,352
U.S. Foods Holding Corp. (b)	6,666	186,515
Wal-Mart Stores, Inc.	316,132	22,786,795
Walgreens Boots Alliance, Inc.	179,441	14,902,575
Whole Foods Market, Inc. (a)	70,459	2,094,041

		86,527,710
Food Products — 1.6%
Archer-Daniels-Midland Co.	120,691	5,556,614
Blue Buffalo Pet Products, Inc. (b)	11,930	274,390

4	LARGE CAP INDEX MASTER PORTFOLIO	MARCH 31, 2017

Schedule of Investments (continued)	Large Cap Index Master Portfolio

Common Stocks	Shares	Value
Food Products (continued)
Bunge Ltd.	29,879	$2,368,210
Campbell Soup Co.	37,454	2,143,867
Conagra Brands, Inc.	91,788	3,702,728
Flowers Foods, Inc. (a)	38,840	753,884
General Mills, Inc.	124,606	7,353,000
Hain Celestial Group, Inc. (a)(b)	21,398	796,006
Hershey Co.	29,592	3,232,926
Hormel Foods Corp. (a)	58,253	2,017,301
Ingredion, Inc.	15,417	1,856,669
J.M. Smucker Co.	24,631	3,228,631
Kellogg Co. (a)	52,280	3,796,051
Kraft Heinz Co.	124,204	11,278,965
Lamb Weston Holdings, Inc.	30,244	1,272,063
McCormick & Co., Inc. (a)	24,541	2,393,975
Mead Johnson Nutrition Co.	38,924	3,467,350
Mondelez International, Inc., Class A	312,334	13,455,349
Pilgrim’s Pride Corp. (a)	12,330	277,487
Pinnacle Foods, Inc.	23,651	1,368,683
Post Holdings, Inc. (b)	13,383	1,171,280
TreeHouse Foods, Inc. (a)(b)	12,185	1,031,582
Tyson Foods, Inc., Class A	60,056	3,706,056
WhiteWave Foods Co. (b)	36,369	2,042,119

		78,545,186
Gas Utilities — 0.1%
Atmos Energy Corp.	20,191	1,594,887
National Fuel Gas Co. (a)	16,403	977,947
UGI Corp.	33,910	1,675,154

		4,247,988
Health Care Equipment & Supplies — 2.6%
Abbott Laboratories	357,645	15,883,014
ABIOMED, Inc. (b)	8,075	1,010,990
Alere, Inc. (b)	18,022	716,014
Align Technology, Inc. (a)(b)	14,508	1,664,213
Baxter International, Inc.	104,146	5,401,011
Becton Dickinson & Co.	43,770	8,029,169
Boston Scientific Corp. (b)	282,629	7,028,983
C.R. Bard, Inc.	15,376	3,821,551
Cooper Cos., Inc.	10,252	2,049,272
Dentsply Sirona, Inc.	48,654	3,037,956
DexCom, Inc. (b)	16,533	1,400,841
Edwards Lifesciences Corp. (b)	44,423	4,178,872
Hill-Rom Holdings, Inc.	12,257	865,344
Hologic, Inc. (b)	58,613	2,493,983
IDEXX Laboratories, Inc. (b)	18,943	2,928,777
Intuitive Surgical, Inc. (b)	7,968	6,107,233
Medtronic PLC	292,785	23,586,760
ResMed, Inc. (a)	27,703	1,993,785
Stryker Corp.	69,978	9,212,604
Teleflex, Inc.	8,608	1,667,628
Thermo Fisher Scientific, Inc.	81,725	12,552,960
Varex Imaging Corp. (a)(b)	7,678	257,981

Common Stocks	Shares	Value
Health Care Equipment & Supplies (continued)
Varian Medical Systems, Inc. (a)(b)	19,196	$1,749,331
West Pharmaceutical Services, Inc.	14,221	1,160,576
Zimmer Biomet Holdings, Inc.	38,825	4,740,921

		123,539,769
Health Care Providers & Services — 2.5%
Acadia Healthcare Co., Inc. (a)(b)	15,507	676,105
Aetna, Inc.	69,156	8,820,848
AmerisourceBergen Corp. (a)	34,813	3,080,950
Anthem, Inc. (a)	53,597	8,863,872
Brookdale Senior Living, Inc. (b)	31,473	422,682
Cardinal Health, Inc.	68,802	5,610,803
Centene Corp. (b)	33,969	2,420,631
Cigna Corp.	53,045	7,770,562
DaVita, Inc. (b)	33,471	2,275,024
Envision Healthcare Corp. (b)	24,882	1,525,764
Express Scripts Holding Co. (b)	125,046	8,241,782
HCA Holdings, Inc. (b)	64,289	5,721,078
Henry Schein, Inc. (b)	17,741	3,015,438
Humana, Inc.	31,301	6,452,388
Laboratory Corp. of America Holdings (b)	21,972	3,152,323
LifePoint Health, Inc. (b)	6,265	410,358
McKesson Corp. (a)	44,576	6,608,838
MEDNAX, Inc. (a)(b)	19,238	1,334,732
Patterson Cos., Inc. (a)	15,549	703,281
Premier, Inc., Class A (b)	9,177	292,104
Quest Diagnostics, Inc.	29,844	2,930,382
Tenet Healthcare Corp. (b)	15,212	269,405
UnitedHealth Group, Inc.	194,817	31,951,936
Universal Health Services, Inc., Class B	17,359	2,160,328
VCA, Inc. (b)	16,147	1,477,450
WellCare Health Plans, Inc. (b)	9,093	1,274,930

		117,463,994
Health Care Technology — 0.1%
athenahealth, Inc. (a)(b)	8,227	927,101
Cerner Corp. (b)	60,559	3,563,897
Inovalon Holdings, Inc., Class A (a)(b)	8,806	110,955
Veeva Systems, Inc., Class A (a)(b)	19,829	1,016,831

		5,618,784
Hotels, Restaurants & Leisure — 1.9%
Aramark	50,173	1,849,879
Brinker International, Inc. (a)	8,208	360,824
Carnival Corp.	83,817	4,937,659
Chipotle Mexican Grill, Inc. (a)(b)	5,700	2,539,464
Choice Hotels International, Inc.	7,815	489,219
Darden Restaurants, Inc. (a)	23,764	1,988,334
Domino’s Pizza, Inc.	10,631	1,959,293
Dunkin’ Brands Group, Inc. (a)	20,310	1,110,551
Extended Stay America, Inc.	10,992	175,212

LARGE CAP INDEX MASTER PORTFOLIO	MARCH 31, 2017	5

Schedule of Investments (continued)	Large Cap Index Master Portfolio

Common Stocks	Shares	Value
Hotels, Restaurants & Leisure (continued)
Hilton Grand Vacations, Inc. (b)	9,526	$273,015
Hilton Worldwide Holdings, Inc. (a)	35,015	2,046,977
Hyatt Hotels Corp., Class A (a)(b)	5,709	308,172
International Game Technology PLC	16,404	388,775
Las Vegas Sands Corp.	78,572	4,484,104
Marriott International, Inc., Class A	66,403	6,253,835
McDonald’s Corp.	173,199	22,448,322
MGM Resorts International	96,160	2,634,784
Norwegian Cruise Line Holdings Ltd. (b)	32,381	1,642,688
Panera Bread Co., Class A (a)(b)	5,082	1,330,823
Royal Caribbean Cruises Ltd.	34,624	3,396,961
Six Flags Entertainment Corp.	16,291	969,152
Starbucks Corp.	298,732	17,442,961
Vail Resorts, Inc.	8,127	1,559,571
Wendy’s Co. (a)	36,421	495,690
Wyndham Worldwide Corp.	23,216	1,956,877
Wynn Resorts Ltd. (a)	16,132	1,848,889
Yum China Holdings, Inc. (b)	75,357	2,049,710
Yum! Brands, Inc.	73,621	4,704,382

		91,646,123
Household Durables — 0.5%
CalAtlantic Group, Inc. (a)	13,089	490,183
D.R. Horton, Inc.	71,557	2,383,564
Garmin Ltd. (a)	22,491	1,149,515
Leggett & Platt, Inc.	26,470	1,331,970
Lennar Corp., Class A	38,660	1,979,006
Lennar Corp., Class B	1,943	81,217
Mohawk Industries, Inc. (b)	12,979	2,978,551
Newell Brands, Inc.	96,293	4,542,141
NVR, Inc. (b)	802	1,689,718
PulteGroup, Inc. (a)	74,288	1,749,482
Tempur Sealy International, Inc. (a)(b)	9,215	428,129
Toll Brothers, Inc. (b)	28,708	1,036,646
Tupperware Brands Corp.	10,875	682,080
Whirlpool Corp.	16,104	2,759,098

		23,281,300
Household Products — 1.7%
Church & Dwight Co., Inc. (a)	51,910	2,588,752
Clorox Co.	26,670	3,595,916
Colgate-Palmolive Co.	181,386	13,275,641
Energizer Holdings, Inc.	13,338	743,594
Kimberly-Clark Corp.	75,323	9,914,766
Procter & Gamble Co.	531,553	47,760,037
Spectrum Brands Holdings, Inc. (a)	5,212	724,520

		78,603,226
Independent Power and Renewable Electricity Producers — 0.1%
AES Corp.	146,012	1,632,414
Calpine Corp. (b)	75,455	833,778

Common Stocks	Shares	Value
Independent Power and Renewable Electricity Producers (continued)
NRG Energy, Inc.	66,747	$1,248,169

		3,714,361
Industrial Conglomerates — 2.4%
3M Co.	122,077	23,356,992
BWX Technologies, Inc.	19,022	905,447
Carlisle Cos., Inc.	13,110	1,395,035
Danaher Corp.	125,862	10,764,977
General Electric Co.	1,818,012	54,176,758
Honeywell International, Inc.	157,546	19,672,769
Roper Technologies, Inc.	20,985	4,333,193

		114,605,171
Insurance — 2.9%
Aflac, Inc.	85,995	6,227,758
Alleghany Corp. (b)	2,272	1,396,508
Allied World Assurance Co. Holdings AG	19,864	1,054,778
Allstate Corp.	79,167	6,451,319
American Financial Group, Inc.	15,051	1,436,166
American International Group, Inc.	213,887	13,352,965
American National Insurance Co.	1,090	128,653
AmTrust Financial Services, Inc. (a)	15,441	285,041
Aon PLC	54,922	6,518,692
Arch Capital Group Ltd. (b)	25,444	2,411,328
Arthur J Gallagher & Co.	35,586	2,012,032
Aspen Insurance Holdings Ltd.	12,021	625,693
Assurant, Inc.	12,808	1,225,341
Assured Guaranty Ltd.	31,483	1,168,334
Axis Capital Holdings Ltd.	20,211	1,354,743
Brown & Brown, Inc.	25,591	1,067,657
Chubb Ltd. (a)	95,615	13,027,544
Cincinnati Financial Corp. (a)	31,772	2,296,162
CNA Financial Corp. (a)	5,924	261,663
Erie Indemnity Co., Class A (a)	4,325	530,678
Everest Re Group Ltd.	6,116	1,429,982
First American Financial Corp.	18,648	732,493
FNF Group (a)	53,611	2,087,612
Hanover Insurance Group, Inc.	8,103	729,756
Hartford Financial Services Group, Inc.	83,390	4,008,557
Lincoln National Corp.	49,426	3,234,932
Loews Corp.	56,763	2,654,806
Markel Corp. (b)	2,951	2,879,763
Marsh & McLennan Cos., Inc.	108,249	7,998,519
Mercury General Corp. (a)	9,730	593,433
MetLife, Inc.	196,530	10,380,715
Old Republic International Corp.	49,075	1,005,056
Principal Financial Group, Inc.	56,639	3,574,487
ProAssurance Corp.	9,179	553,035
Progressive Corp.	122,419	4,796,376
Prudential Financial, Inc.	92,696	9,888,809
Reinsurance Group of America, Inc.	11,178	1,419,382

6	LARGE CAP INDEX MASTER PORTFOLIO	MARCH 31, 2017

Schedule of Investments (continued)	Large Cap Index Master Portfolio

Common Stocks	Shares	Value
Insurance (continued)
RenaissanceRe Holdings Ltd.	6,143	$888,585
Torchmark Corp.	24,478	1,885,785
Travelers Cos., Inc.	61,512	7,414,656
Unum Group	50,458	2,365,976
Validus Holdings Ltd.	18,086	1,019,870
W.R. Berkley Corp.	21,033	1,485,561
White Mountains Insurance Group Ltd.	852	749,658
XL Group Ltd.	56,585	2,255,478

		138,866,337
Internet & Direct Marketing Retail — 2.3%
Amazon.com, Inc. (b)	81,092	71,891,302
Expedia, Inc.	25,215	3,181,376
Groupon, Inc. (a)(b)	69,862	274,558
Liberty Expedia Holdings, Inc., Class A (a)(b)	9,846	447,796
Liberty Interactive Corp QVC Group, Series A (b)	92,739	1,856,635
Liberty Ventures, Series A (b)	14,797	658,171
Netflix, Inc. (b)	85,126	12,582,474
Priceline Group, Inc. (b)	10,350	18,422,689
TripAdvisor, Inc. (b)	23,814	1,027,812

		110,342,813
Internet Software & Services — 4.1%
Akamai Technologies, Inc. (b)	34,435	2,055,770
Alphabet, Inc., Class A (b)	61,093	51,794,645
Alphabet, Inc., Class C (b)	61,959	51,398,708
CommerceHub, Inc., Series A (b)	2,167	33,545
CommerceHub, Inc., Series C (b)	4,335	67,323
CoStar Group, Inc. (b)	6,734	1,395,419
eBay, Inc. (b)	210,357	7,061,685
Facebook, Inc., Class A (b)	467,829	66,455,109
GoDaddy, Inc., Class A (a)(b)	9,223	349,552
IAC/InterActiveCorp (b)	15,001	1,105,874
Match Group, Inc. (a)(b)	4,391	71,705
Nutanix, Inc., Class A (a)(b)	2,618	49,140
Pandora Media, Inc. (a)(b)	47,998	566,856
Twilio, Inc. (a)(b)	2,800	80,836
Twitter, Inc. (a)(b)	128,313	1,918,279
VeriSign, Inc. (a)(b)	18,715	1,630,264
Yahoo!, Inc. (b)	182,440	8,467,040
Yelp, Inc. (b)	11,989	392,640
Zillow Group, Inc., Class A (b)	9,936	335,936
Zillow Group, Inc., Class C (a)(b)	21,348	718,787

		195,949,113
IT Services — 3.8%
Accenture PLC, Class A	129,869	15,568,696
Alliance Data Systems Corp.	12,009	2,990,241
Amdocs Ltd.	30,452	1,857,268
Automatic Data Processing, Inc.	94,772	9,703,705

Common Stocks	Shares	Value
IT Services (continued)
Black Knight Financial Services, Inc., Class A (a)(b)	3,228	$123,632
Booz Allen Hamilton Holding Corp.	23,488	831,240
Broadridge Financial Solutions, Inc.	23,839	1,619,860
Cognizant Technology Solutions Corp., Class A (b)	127,081	7,563,861
Computer Sciences Corp.	28,916	1,995,493
Conduent, Inc. (b)	52,371	878,785
CoreLogic, Inc. (b)	18,377	748,311
CSRA, Inc.	36,024	1,055,143
DST Systems, Inc.	6,828	836,430
Euronet Worldwide, Inc. (b)	10,392	888,724
Fidelity National Information Services, Inc.	66,599	5,302,612
First Data Corp., Class A (b)	69,556	1,078,118
Fiserv, Inc. (b)	46,567	5,369,641
FleetCor Technologies, Inc. (b)	19,486	2,950,765
Gartner, Inc. (b)	16,004	1,728,272
Genpact Ltd. (a)	31,043	768,625
Global Payments, Inc.	30,976	2,499,144
International Business Machines Corp. (a)	182,739	31,822,170
Jack Henry & Associates, Inc.	15,900	1,480,290
Leidos Holdings, Inc.	26,581	1,359,352
Mastercard, Inc., Class A	200,637	22,565,643
Paychex, Inc. (a)	66,283	3,904,069
PayPal Holdings, Inc. (b)	237,428	10,214,153
Sabre Corp.	45,112	955,923
Square, Inc., Class A (a)(b)	7,719	133,384
Teradata Corp. (a)(b)	30,252	941,442
Total System Services, Inc.	32,983	1,763,271
Vantiv, Inc., Class A (b)	32,249	2,067,806
VeriFone Systems, Inc. (b)	18,034	337,777
Visa, Inc., Class A (a)	396,665	35,251,619
Western Union Co. (a)	99,694	2,028,773
WEX, Inc. (b)	7,926	820,341
Xerox Corp. (a)	215,907	1,584,757

		183,589,336
Leisure Products — 0.1%
Brunswick Corp.	19,919	1,219,043
Hasbro, Inc.	22,756	2,271,504
Mattel, Inc. (a)	67,786	1,735,999
Polaris Industries, Inc. (a)	13,165	1,103,227
Vista Outdoor, Inc. (b)	10,608	218,419

		6,548,192
Life Sciences Tools & Services — 0.5%
Agilent Technologies, Inc.	68,099	3,600,394
Bio-Rad Laboratories, Inc., Class A (b)	4,369	870,917
Bio-Techne Corp.	6,837	694,981
Bruker Corp.	22,701	529,614

LARGE CAP INDEX MASTER PORTFOLIO	MARCH 31, 2017	7

Schedule of Investments (continued)	Large Cap Index Master Portfolio

Common Stocks	Shares	Value
Life Sciences Tools & Services (continued)
Charles River Laboratories International, Inc. (b)	10,919	$982,164
Illumina, Inc. (b)	30,059	5,129,268
Mettler-Toledo International, Inc. (b)	5,403	2,587,551
Patheon NV (a)(b)	7,060	185,960
PerkinElmer, Inc.	22,060	1,280,804
QIAGEN NV (b)	45,719	1,324,479
Quintiles IMS Holdings, Inc. (b)	28,628	2,305,413
VWR Corp. (a)(b)	14,401	406,108
Waters Corp. (b)	15,895	2,484,547

		22,382,200
Machinery — 1.7%
AGCO Corp.	17,082	1,027,995
Caterpillar, Inc.	117,027	10,855,425
Colfax Corp. (b)	24,573	964,736
Crane Co.	10,193	762,742
Cummins, Inc.	33,317	5,037,530
Deere & Co.	65,957	7,180,079
Donaldson Co., Inc. (a)	27,321	1,243,652
Dover Corp.	32,525	2,613,384
Flowserve Corp. (a)	26,402	1,278,385
Fortive Corp.	63,870	3,846,251
Graco, Inc.	13,318	1,253,757
IDEX Corp.	17,259	1,613,889
Illinois Tool Works, Inc.	60,688	8,039,339
Ingersoll-Rand PLC	52,498	4,269,137
ITT, Inc.	18,824	772,160
Lincoln Electric Holdings, Inc. (a)	12,511	1,086,705
Middleby Corp. (b)	12,047	1,643,813
Nordson Corp.	11,653	1,431,455
Oshkosh Corp.	16,833	1,154,575
PACCAR, Inc.	69,936	4,699,699
Parker Hannifin Corp.	27,461	4,402,548
Pentair PLC	35,379	2,221,094
Snap-on, Inc.	11,437	1,929,079
Stanley Black & Decker, Inc.	30,686	4,077,249
Terex Corp. (a)	18,613	584,448
Timken Co.	12,303	556,096
Toro Co. (a)	21,759	1,359,067
Trinity Industries, Inc.	30,668	814,235
Valmont Industries, Inc.	3,884	603,962
WABCO Holdings, Inc. (b)	10,773	1,264,966
Wabtec Corp. (a)	17,665	1,377,870
Welbilt, Inc. (b)	23,272	456,829
Xylem, Inc.	37,767	1,896,659

		82,318,810
Marine — 0.0%
Kirby Corp. (b)	10,967	773,722
Media — 3.3%
AMC Networks, Inc., Class A (a)(b)	12,619	740,483

Common Stocks	Shares	Value
Media (continued)
Cable One, Inc.	1,040	$649,449
CBS Corp., Class B	78,465	5,442,332
Charter Communications, Inc., Class A (b)	41,808	13,684,594
Cinemark Holdings, Inc.	21,664	960,582
Clear Channel Outdoor Holdings, Inc., Class A (a)	4,142	25,059
Comcast Corp., Class A (a)	1,004,023	37,741,225
Discovery Communications, Inc., Class A (a)(b)	26,192	761,925
Discovery Communications, Inc., Class C (b)	47,347	1,340,394
DISH Network Corp., Class A (a)(b)	47,529	3,017,616
Interpublic Group of Cos., Inc.	80,424	1,976,018
John Wiley & Sons, Inc., Class A	8,618	463,648
Liberty Broadband Corp., Class A (a)(b)	6,865	584,143
Liberty Broadband Corp., Class C (b)	19,150	1,654,560
Liberty Media Corp. — Liberty SiriusXM, Class A (b)	19,408	755,359
Liberty Media Corp. — Liberty SiriusXM, Class C (b)	37,354	1,448,588
Lions Gate Entertainment Corp., Class A	14,860	394,682
Lions Gate Entertainment Corp., Class B (b)	17,664	430,648
Live Nation Entertainment, Inc. (b)	27,068	822,055
Madison Square Garden Co., Class A (b)	3,330	665,034
News Corp., Class A	66,468	864,084
News Corp., Class B	39,676	535,626
Omnicom Group, Inc.	49,883	4,300,413
Regal Entertainment Group, Class A (a)	16,172	365,164
Scripps Networks Interactive, Inc., Class A (a)	16,846	1,320,221
Sirius XM Holdings, Inc. (a)	356,094	1,833,884
TEGNA, Inc.	47,701	1,222,100
Thomson Reuters Corp.	60,777	2,627,390
Time Warner, Inc.	163,540	15,979,493
Tribune Media Co., Class A	21,155	788,447
Twenty-First Century Fox, Inc., Class A	222,631	7,211,018
Twenty-First Century Fox, Inc., Class B	107,287	3,409,581
Viacom, Inc., Class A (a)	1,857	90,529
Viacom, Inc., Class B	71,477	3,332,258
Walt Disney Co.	337,643	38,285,340

		155,723,942
Metals & Mining — 0.4%
Alcoa Corp.	30,585	1,052,124

8	LARGE CAP INDEX MASTER PORTFOLIO	MARCH 31, 2017

Schedule of Investments (continued)	Large Cap Index Master Portfolio

Common Stocks	Shares	Value
Metals & Mining (continued)
Compass Minerals International, Inc. (a)	5,978	$405,607
Freeport-McMoRan, Inc. (b)	272,084	3,635,042
Newmont Mining Corp.	110,298	3,635,422
Nucor Corp. (a)	67,986	4,060,124
Reliance Steel & Aluminum Co.	15,197	1,216,064
Royal Gold, Inc.	14,157	991,698
Southern Copper Corp. (a)	18,439	661,776
Steel Dynamics, Inc. (a)	46,698	1,623,222
Tahoe Resources, Inc. (a)	55,319	444,212
United States Steel Corp.	30,843	1,042,802

		18,768,093
Multi-Utilities — 1.2%
Alliant Energy Corp. (a)	47,810	1,893,754
Ameren Corp.	51,773	2,826,288
CenterPoint Energy, Inc.	87,112	2,401,678
CMS Energy Corp.	57,704	2,581,677
Consolidated Edison, Inc. (a)	63,565	4,936,458
Dominion Resources, Inc.	127,744	9,909,102
DTE Energy Co.	37,550	3,834,230
MDU Resources Group, Inc.	42,765	1,170,478
NiSource, Inc.	56,516	1,344,516
PG&E Corp.	103,813	6,889,031
Public Service Enterprise Group, Inc.	103,793	4,603,220
SCANA Corp.	26,381	1,723,998
Sempra Energy	51,778	5,721,469
Vectren Corp.	18,341	1,074,966
WEC Energy Group, Inc.	65,957	3,998,973

		54,909,838
Multiline Retail — 0.4%
Burlington Stores, Inc. (b)	15,572	1,515,000
Dillard’s, Inc., Class A (a)	2,921	152,593
Dollar General Corp.	58,912	4,107,934
Dollar Tree, Inc. (b)	48,192	3,781,144
JC Penney Co., Inc. (a)(b)	52,930	326,049
Kohl’s Corp. (a)	37,461	1,491,322
Macy’s, Inc. (a)	63,571	1,884,245
Nordstrom, Inc. (a)	25,207	1,173,890
Target Corp.	121,605	6,711,380

		21,143,557
Oil, Gas & Consumable Fuels — 5.2%
Anadarko Petroleum Corp.	117,791	7,303,042
Antero Resources Corp. (a)(b)	41,509	946,820
Apache Corp. (a)	80,595	4,141,777
Cabot Oil & Gas Corp.	100,472	2,402,285
Cheniere Energy, Inc. (b)	39,780	1,880,401
Chesapeake Energy Corp. (a)(b)	111,438	661,942
Chevron Corp.	391,503	42,035,677
Cimarex Energy Co.	19,411	2,319,420
Concho Resources, Inc. (b)	30,117	3,865,216

Common Stocks	Shares	Value
Oil, Gas & Consumable Fuels (continued)
ConocoPhillips	260,728	$13,002,505
CONSOL Energy, Inc. (a)	47,491	796,899
Continental Resources, Inc. (a)(b)	18,906	858,710
Devon Energy Corp. (a)	111,422	4,648,526
Diamondback Energy, Inc. (b)	19,587	2,031,466
Energen Corp. (b)	20,272	1,103,608
EOG Resources, Inc.	115,166	11,234,443
EQT Corp.	36,394	2,223,673
Exxon Mobil Corp.	868,676	71,240,119
Gulfport Energy Corp. (b)	34,549	593,897
Hess Corp. (a)	57,334	2,764,072
HollyFrontier Corp. (a)	32,884	931,932
Kinder Morgan, Inc.	404,228	8,787,917
Kosmos Energy Ltd. (a)(b)	21,624	144,016
Laredo Petroleum, Inc. (a)(b)	25,427	371,234
Marathon Oil Corp.	176,466	2,788,163
Marathon Petroleum Corp.	107,692	5,442,754
Murphy Oil Corp. (a)	35,582	1,017,289
Murphy USA, Inc. (b)	6,459	474,220
Newfield Exploration Co. (b)	40,610	1,498,915
Noble Energy, Inc.	88,630	3,043,554
Occidental Petroleum Corp.	160,260	10,154,074
ONEOK, Inc. (a)	43,312	2,401,217
Parsley Energy, Inc., Class A (b)	35,884	1,166,589
PBF Energy, Inc., Class A (a)	23,833	528,378
Phillips 66	94,863	7,515,047
Pioneer Natural Resources Co. (a)	34,335	6,394,207
QEP Resources, Inc. (b)	50,670	644,016
Range Resources Corp.	41,487	1,207,272
Rice Energy, Inc. (a)(b)	20,456	484,807
SM Energy Co. (a)	17,885	429,598
Southwestern Energy Co. (b)	101,220	826,967
Targa Resources Corp.	36,852	2,207,435
Tesoro Corp.	24,915	2,019,610
Valero Energy Corp. (a)	98,734	6,545,077
Whiting Petroleum Corp. (b)	44,659	422,474
Williams Cos., Inc.	158,916	4,702,324
World Fuel Services Corp.	11,839	429,164
WPX Energy, Inc. (b)	78,902	1,056,498

		249,689,246
Paper & Forest Products — 0.1%
Domtar Corp.	11,612	424,070
International Paper Co.	84,915	4,311,984

		4,736,054
Personal Products — 0.2%
Coty, Inc., Class A (a)	90,722	1,644,790
Edgewell Personal Care Co. (b)	12,686	927,854
Estee Lauder Cos., Inc., Class A (a)	46,130	3,911,363
Herbalife Ltd. (a)(b)	16,960	986,054
Nu Skin Enterprises, Inc., Class A	11,878	659,704

		8,129,765

LARGE CAP INDEX MASTER PORTFOLIO	MARCH 31, 2017	9

Schedule of Investments (continued)	Large Cap Index Master Portfolio

Common Stocks	Shares	Value
Pharmaceuticals — 4.5%
Akorn, Inc. (a)(b)	13,301	$320,288
Allergan PLC	70,059	16,738,496
Bristol-Myers Squibb Co.	349,219	18,990,529
Eli Lilly & Co.	202,851	17,061,798
Endo International PLC (b)	34,340	383,234
Johnson & Johnson	570,968	71,114,065
Mallinckrodt PLC (b)	22,348	996,050
Merck & Co., Inc.	576,587	36,636,338
Mylan NV (b)	97,489	3,801,096
Perrigo Co. PLC	30,573	2,029,742
Pfizer, Inc.	1,251,834	42,825,241
Zoetis, Inc.	93,386	4,984,011

		215,880,888
Professional Services — 0.3%
Dun & Bradstreet Corp.	6,752	728,811
Equifax, Inc.	25,064	3,427,251
ManpowerGroup, Inc. (a)	14,936	1,531,985
Nielsen Holdings PLC	74,976	3,097,259
Robert Half International, Inc.	27,277	1,331,936
TransUnion (b)	10,245	392,896
Verisk Analytics, Inc. (b)	32,321	2,622,526

		13,132,664
Real Estate Investment Trusts (REITs) — 3.6%
AGNC Investment Corp.	71,860	1,429,295
Alexandria Real Estate Equities, Inc.	19,011	2,101,096
American Campus Communities, Inc.	26,812	1,275,983
American Homes 4 Rent, Class A	30,302	695,734
American Tower Corp.	88,327	10,735,264
Annaly Capital Management, Inc.	193,139	2,145,774
Apartment Investment & Management Co., Class A	31,487	1,396,448
Apple Hospitality REIT, Inc.	28,747	549,068
AvalonBay Communities, Inc.	28,280	5,192,208
Boston Properties, Inc.	32,425	4,293,394
Brandywine Realty Trust	30,088	488,328
Brixmor Property Group, Inc.	35,312	757,796
Camden Property Trust	19,116	1,538,073
Care Capital Properties, Inc. (a)	14,812	397,998
Chimera Investment Corp. (a)	37,902	764,862
Colony NorthStar, Inc., Class A	111,357	1,437,619
Columbia Property Trust, Inc.	21,367	475,416
CoreCivic, Inc.	23,717	745,188
Corporate Office Properties Trust	16,599	549,427
Crown Castle International Corp.	73,893	6,979,194
CubeSmart	32,987	856,343
CyrusOne, Inc.	13,445	692,014
DCT Industrial Trust, Inc.	16,368	787,628
DDR Corp.	56,113	703,096
Digital Realty Trust, Inc.	33,497	3,563,746
Douglas Emmett, Inc.	31,774	1,220,122
Duke Realty Corp.	73,474	1,930,162

Common Stocks	Shares	Value
Real Estate Investment Trusts (REITs) (continued)
Empire State Realty Trust, Inc., Class A (a)	21,314	$439,921
EPR Properties	11,794	868,392
Equinix, Inc.	15,657	6,268,593
Equity Commonwealth (b)	25,622	799,919
Equity Lifestyle Properties, Inc.	17,104	1,318,034
Equity Residential	75,384	4,690,393
Essex Property Trust, Inc.	13,790	3,192,799
Extra Space Storage, Inc. (a)	24,810	1,845,616
Federal Realty Investment Trust	15,004	2,003,034
Forest City Realty Trust, Inc., Class A	51,455	1,120,690
Gaming and Leisure Properties, Inc.	44,879	1,499,856
GGP, Inc.	115,086	2,667,693
HCP, Inc.	97,765	3,058,089
Healthcare Trust of America, Inc., Class A	24,513	771,179
Highwoods Properties, Inc.	18,038	886,207
Hospitality Properties Trust	28,788	907,686
Host Hotels & Resorts, Inc.	150,896	2,815,719
Kilroy Realty Corp.	22,461	1,618,989
Kimco Realty Corp. (a)	85,749	1,894,195
Lamar Advertising Co., Class A	16,965	1,267,964
Liberty Property Trust	31,026	1,196,052
Life Storage, Inc.	9,980	819,558
Macerich Co.	30,956	1,993,566
MFA Financial, Inc.	64,258	519,205
Mid-America Apartment Communities, Inc.	23,622	2,403,302
National Retail Properties, Inc.	35,222	1,536,384
Omega Healthcare Investors, Inc. (a)	42,360	1,397,456
Outfront Media, Inc.	29,203	775,340
Paramount Group, Inc.	30,749	498,441
Park Hotels & Resorts, Inc.	20,615	529,187
Piedmont Office Realty Trust, Inc., Class A (a)	24,836	530,994
Prologis, Inc.	111,576	5,788,563
Public Storage	31,068	6,801,096
Quality Care Properties, Inc. (b)	17,076	322,053
Rayonier, Inc.	27,260	772,548
Realty Income Corp. (a)	56,621	3,370,648
Regency Centers Corp.	32,490	2,157,011
Retail Properties of America, Inc., Class A	44,021	634,783
Senior Housing Properties Trust	59,479	1,204,450
Simon Property Group, Inc.	64,490	11,094,215
SL Green Realty Corp.	20,906	2,228,998
Spirit Realty Capital, Inc.	88,419	895,684
Starwood Property Trust, Inc.	53,877	1,216,543
STORE Capital Corp. (a)	27,368	653,548
Sun Communities, Inc.	13,834	1,111,285
Tanger Factory Outlet Centers, Inc.	15,990	523,992

10	LARGE CAP INDEX MASTER PORTFOLIO	MARCH 31, 2017

Schedule of Investments (continued)	Large Cap Index Master Portfolio

Common Stocks	Shares	Value
Real Estate Investment Trusts (REITs) (continued)
Taubman Centers, Inc. (a)	15,100	$996,902
Two Harbors Investment Corp.	60,503	580,224
UDR, Inc.	55,090	1,997,563
Uniti Group, Inc.	28,662	740,913
Ventas, Inc.	71,588	4,656,084
VEREIT, Inc.	200,747	1,704,342
Vornado Realty Trust	36,476	3,658,908
Weingarten Realty Investors	20,373	680,254
Welltower, Inc.	76,145	5,392,589
Weyerhaeuser Co.	160,363	5,449,135
WP Carey, Inc.	19,637	1,221,814

		171,689,874
Real Estate Management & Development — 0.1%
CBRE Group, Inc., Class A (b)	63,558	2,211,183
Howard Hughes Corp. (b)	7,427	870,816
Jones Lang LaSalle, Inc.	8,384	934,397
Realogy Holdings Corp.	27,088	806,951

		4,823,347
Road & Rail — 0.9%
AMERCO, Inc.	1,201	457,809
Avis Budget Group, Inc. (b)	13,822	408,855
CSX Corp.	199,842	9,302,645
Genesee & Wyoming, Inc., Class A (b)	13,429	911,292
Hertz Global Holdings, Inc. (b)	12,113	212,462
JB Hunt Transport Services, Inc.	17,753	1,628,660
Kansas City Southern	21,514	1,845,041
Landstar System, Inc.	9,189	787,038
Norfolk Southern Corp.	61,763	6,915,603
Old Dominion Freight Line, Inc.	13,906	1,189,936
Ryder System, Inc.	12,299	927,837
Union Pacific Corp.	175,274	18,565,022

		43,152,200
Semiconductors & Semiconductor Equipment — 3.1%
Analog Devices, Inc.	76,249	6,248,606
Applied Materials, Inc.	227,376	8,844,926
Broadcom Ltd.	78,313	17,147,414
Cree, Inc. (b)	17,383	464,648
Cypress Semiconductor Corp. (a)	64,210	883,530
First Solar, Inc. (a)(b)	14,592	395,443
Intel Corp.	984,162	35,498,723
KLA-Tencor Corp.	33,168	3,153,282
Lam Research Corp.	33,378	4,284,400
Marvell Technology Group Ltd.	85,395	1,303,128
Maxim Integrated Products, Inc.	59,637	2,681,279
Microchip Technology, Inc. (a)	44,593	3,290,072
Micron Technology, Inc. (b)	218,500	6,314,650
NVIDIA Corp. (a)	105,972	11,543,530
ON Semiconductor Corp. (b)	82,612	1,279,660
Qorvo, Inc. (a)(b)	25,740	1,764,734
QUALCOMM, Inc.	307,168	17,613,013

Common Stocks	Shares	Value
Semiconductors & Semiconductor Equipment (continued)
Skyworks Solutions, Inc.	39,685	$3,888,336
SunPower Corp. (a)(b)	9,481	57,834
Teradyne, Inc.	43,358	1,348,434
Texas Instruments, Inc.	207,864	16,745,524
Xilinx, Inc.	53,999	3,126,002

		147,877,168
Software — 4.6%
Activision Blizzard, Inc.	118,126	5,889,762
Adobe Systems, Inc. (b)	101,611	13,222,639
Allscripts Healthcare Solutions, Inc. (b)	32,175	407,979
ANSYS, Inc. (b)	18,014	1,925,156
Atlassian Corp. PLC, Class A (b)	4,571	136,901
Autodesk, Inc. (b)	45,388	3,924,700
CA, Inc.	59,196	1,877,697
Cadence Design Systems, Inc. (b)	61,801	1,940,551
CDK Global, Inc.	32,185	2,092,347
Citrix Systems, Inc. (b)	32,055	2,673,067
Dell Technologies, Inc., Class V (b)	44,748	2,867,452
Electronic Arts, Inc. (b)	60,968	5,457,855
FireEye, Inc. (a)(b)	28,809	363,282
Fortinet, Inc. (b)	29,709	1,139,340
Guidewire Software, Inc. (a)(b)	13,327	750,710
Intuit, Inc.	51,247	5,944,140
Manhattan Associates, Inc. (b)	15,057	783,717
Microsoft Corp.	1,578,087	103,932,810
Nuance Communications, Inc. (b)	51,696	894,858
Oracle Corp.	617,686	27,554,973
PTC, Inc. (a)(b)	24,324	1,278,226
Red Hat, Inc. (b)	38,996	3,373,154
salesforce.com, Inc. (b)	134,065	11,059,022
ServiceNow, Inc. (b)	32,334	2,828,255
Splunk, Inc. (a)(b)	26,631	1,658,845
SS&C Technologies Holdings, Inc.	36,155	1,279,887
Symantec Corp.	130,181	3,993,953
Synopsys, Inc. (b)	30,446	2,196,070
Tableau Software, Inc., Class A (a)(b)	11,837	586,523
Tyler Technologies, Inc. (b)	7,098	1,097,067
Ultimate Software Group, Inc. (a)(b)	5,892	1,150,177
VMware, Inc., Class A (a)(b)	17,256	1,589,968
Workday, Inc., Class A (b)	23,624	1,967,407
Zynga, Inc., Class A (b)	136,259	388,338

		218,226,828
Specialty Retail — 2.3%
Advance Auto Parts, Inc.	14,789	2,192,617
AutoNation, Inc. (b)	14,039	593,709
AutoZone, Inc. (b)	6,149	4,446,034
Bed Bath & Beyond, Inc. (a)	31,764	1,253,407
Best Buy Co., Inc.	59,296	2,914,398
Cabela’s, Inc. (b)	11,361	603,383

LARGE CAP INDEX MASTER PORTFOLIO	MARCH 31, 2017	11

Schedule of Investments (continued)	Large Cap Index Master Portfolio

Common Stocks	Shares	Value
Specialty Retail (continued)
CarMax, Inc. (b)	41,344	$2,448,392
CST Brands, Inc.	15,429	741,981
Dick’s Sporting Goods, Inc.	17,763	864,347
Foot Locker, Inc. (a)	27,481	2,055,854
GameStop Corp., Class A (a)	19,545	440,740
Gap, Inc. (a)	46,882	1,138,764
Home Depot, Inc.	258,784	37,997,255
L Brands, Inc.	53,838	2,535,770
Lowe’s Cos., Inc.	186,886	15,363,898
Michaels Cos., Inc. (a)(b)	15,481	346,620
O’Reilly Automotive, Inc. (b)	19,673	5,308,562
Penske Automotive Group, Inc. (a)	6,328	296,214
Ross Stores, Inc.	80,864	5,326,512
Sally Beauty Holdings, Inc. (a)(b)	30,613	625,730
Signet Jewelers Ltd. (a)	14,757	1,022,217
Staples, Inc.	132,287	1,160,157
Tiffany & Co. (a)	22,071	2,103,366
TJX Cos., Inc.	139,416	11,025,017
Tractor Supply Co.	29,060	2,004,268
Ulta Salon Cosmetics & Fragrance, Inc. (b)	12,058	3,439,303
Urban Outfitters, Inc. (a)(b)	15,564	369,801
Williams-Sonoma, Inc. (a)	18,189	975,294

		109,593,610
Technology Hardware, Storage & Peripherals — 3.9%
Apple, Inc.	1,142,567	164,141,175
Hewlett Packard Enterprise Co.	363,203	8,607,911
HP, Inc.	365,097	6,527,935
NCR Corp. (b)	24,821	1,133,823
NetApp, Inc.	58,409	2,444,417
Western Digital Corp.	59,408	4,902,942

		187,758,203
Textiles, Apparel & Luxury Goods — 0.7%
Carter’s, Inc.	10,216	917,397
Coach, Inc.	57,123	2,360,894
Hanesbrands, Inc. (a)	76,886	1,596,153
Kate Spade & Co. (b)	26,741	621,193
lululemon athletica, Inc. (a)(b)	19,614	1,017,378
Michael Kors Holdings Ltd. (b)	33,001	1,257,668
NIKE, Inc., Class B	278,124	15,499,851
PVH Corp.	16,272	1,683,664
Ralph Lauren Corp. (a)	11,828	965,401
Skechers U.S.A., Inc., Class A (b)	26,798	735,605
Under Armour, Inc., Class A (a)(b)	40,507	801,228
Under Armour, Inc., Class C (b)	33,613	615,118
VF Corp. (a)	71,048	3,905,509

		31,977,059
Thrifts & Mortgage Finance — 0.1%
New York Community Bancorp, Inc. (a)	106,452	1,487,134
People’s United Financial, Inc. (a)	72,704	1,323,213

Common Stocks	Shares	Value
Thrifts & Mortgage Finance (continued)
TFS Financial Corp.	8,385	$139,359

		2,949,706
Tobacco — 1.6%
Altria Group, Inc.	405,723	28,976,737
Philip Morris International, Inc.	323,597	36,534,101
Reynolds American, Inc.	171,227	10,790,725

		76,301,563
Trading Companies & Distributors — 0.3%
Air Lease Corp.	18,022	698,353
Fastenal Co. (a)	61,682	3,176,623
HD Supply Holdings, Inc. (b)	43,187	1,776,065
Herc Holdings, Inc. (b)	3,560	174,048
MSC Industrial Direct Co., Inc., Class A	8,291	851,983
United Rentals, Inc. (b)	18,848	2,356,943
W.W. Grainger, Inc. (a)	11,589	2,697,456
Watsco, Inc.	6,012	860,798
WESCO International, Inc. (b)	8,471	589,158

		13,181,427
Transportation Infrastructure — 0.0%
Macquarie Infrastructure Corp.	15,679	1,263,414
Water Utilities — 0.1%
American Water Works Co., Inc.	36,052	2,803,764
Aqua America, Inc.	39,785	1,279,088

		4,082,852
Wireless Telecommunication Services — 0.1%
Sprint Corp. (a)(b)	159,295	1,382,681
T-Mobile U.S., Inc. (b)	60,295	3,894,454
Telephone & Data Systems, Inc.	16,748	443,989
United States Cellular Corp. (b)	2,304	86,008

		5,807,132
Total Common Stocks — 98.7%		4,714,981,559

Investment Companies — 0.3%
iShares Russell 1000 ETF (a)(c)	111,453	14,628,206
Total Long-Term Investments (Cost — $4,096,306,986) — 99.0%		4,729,609,765

12	LARGE CAP INDEX MASTER PORTFOLIO	MARCH 31, 2017

Schedule of Investments (continued)	Large Cap Index Master Portfolio

Short-Term Securities	Shares	Value
BlackRock Cash Funds: Institutional, SL Agency Shares 1.11% (c)(d)(e)	277,634,070	$277,745,124
BlackRock Cash Funds: Treasury, SL Agency Shares 0.66% (c)(e)	64,418,481	64,418,481
Total Short-Term Securities (Cost — $342,081,948) — 7.1%		342,163,605

Short-Term Securities	Shares	Value
Total Investments (Cost — $4,438,388,934*) — 106.1%		$5,071,773,370
Liabilities in Excess of Other Assets — (6.1)%		(293,761,549)

Net Assets — 100.0%		$4,778,011,821

*	As of March 31, 2017, gross unrealized appreciation and depreciation based on cost for U.S. federal income tax purposes were as follows:

Tax cost	$4,484,781,244

Gross unrealized appreciation	$727,145,268
Gross unrealized depreciation	(140,153,142)

Net unrealized appreciation	$586,992,126

Notes to Schedule of Investments

(a)	Security, or a portion of the security, is on loan.

(b)	Non-income producing security.

(c)	During the period ended March 31, 2017, investments in issuers considered to be affiliates of the Master Portfolio for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares Held at December 31, 2016	Shares Purchased	Shares Sold	Shares Held at March 31, 2017	Value at March 31, 2017	Income		Net Realized Gain	Change in Unrealized Appreciation (Depreciation)
BlackRock Cash Funds: Institutional, SL Agency Shares	368,761,779	—	(91,127,709)[1]	277,634,070	$277,745,124	$256,421	[2]	$9,962	$40,452
BlackRock Cash Funds: Treasury, SL Agency Shares	99,224,550	—	(34,806,069)[1]	64,418,481	64,418,481	119,116		—	—
BlackRock, Inc.	22,394	3,020	—	25,414	9,746,523	62,278		—	70,552
PNC Financial Services Group, Inc.	89,475	12,090	—	101,565	12,212,176	50,011		—	258,423
iShares Russell 1000 ETF	—	529,753	(418,300)	111,453	14,628,206	57,878		536,228	(51,570)
Total					$378,750,510	$545,704		$546,190	$317,857

[1] Represents net shares sold.

[2]     Represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

(d)	All or a portion of security was purchased with the cash collateral from loaned securities.

(e)	Current yield as of period end.

LARGE CAP INDEX MASTER PORTFOLIO	MARCH 31, 2017	13

Schedule of Investments (continued)	Large Cap Index Master Portfolio

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
Contracts Long	Issue	Expiration	Notional Value	Unrealized Appreciation (Depreciation)
316	S&P 500 E-Mini Index	June 2017	$37,275,360	$(21,172)
20	S&P MidCap 400 E-Mini Index	June 2017	$3,436,400	44,919
Total				$23,747

Portfolio Abbreviations

ETF	Exchange-Traded Fund
REIT	Real Estate Investment Trust

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Master Portfolio has the ability to access

•

Level 2 — other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Master Portfolio’s own assumptions used in determining the fair value of investments and derivative financial instruments )

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the BlackRock Global Valuation Methodologies Committee (the “Global Valuation Committee”) in determining the price for Fair Valued Investments and derivative financial instruments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. Level 3 investments may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the Global Valuation Committee in the absence of market information.

Changes in valuation techniques may result in transfers into or out of an assigned level within the hierarchy. In accordance with the Master Portfolio’s policy, transfers between different levels of the fair value hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investment and derivative financial instruments is based on the pricing transparency of the investments and derivative financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Master Portfolio’s policy regarding valuation of investments and derivative financial instruments, refer to the Master Portfolio’s most recent financial statements as contained in its annual report.

14	LARGE CAP INDEX MASTER PORTFOLIO	MARCH 31, 2017

Schedule of Investments (concluded)	Large Cap Index Master Portfolio

The following tables summarize the Master Portfolio’s investments and derivative financial instruments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Long-Term Investments:
Common Stocks[1]	$4,714,981,559	—	—	$4,714,981,559
Investment Companies	14,628,206	—	—	14,628,206
Short-Term Securities	342,163,605	—	—	342,163,605

Total	$5,071,773,370	—	—	$5,071,773,370

Derivative Financial Instruments[2]
Assets:
Equity contracts	$44,919	—	—	$44,919
Liabilities:
Equity contracts	(21,172)	—	—	(21,172)

Total	$23,747	—	—	$23,747

[1] See above Schedule of Investments for values in each sector.
[2] Derivative financial instruments are futures contracts, which are valued at the unrealized appreciation (depreciation) on the instrument.

During the period ended March 31, 2017, there were no transfers between levels.

LARGE CAP INDEX MASTER PORTFOLIO	MARCH 31, 2017	15

Schedule of Investments March 31, 2017 (Unaudited)	LifePath Dynamic Retirement Master Portfolio (Percentages shown are based on Net Assets)

Affiliated Investment Companies (a)	Shares/ Investment Value	Value
Equity Funds — 39.5%
Active Stock Master Portfolio	$30,957,020	$30,957,020
BlackRock Commodity Strategies Fund	708,159	5,261,621
BlackRock Tactical Opportunities Fund	323,788	4,361,427
International Tilts Master Portfolio	$9,257,255	9,257,255
iShares Edge MSCI Multifactor Int’l ETF	71,211	1,781,699
iShares Edge MSCI Multifactor USA ETF	122,527	3,423,404
iShares MSCI EAFE Small-Cap ETF	20,042	1,085,074

		56,127,500
Fixed Income Funds — 60.1%
CoreAlpha Bond Master Portfolio	$62,123,579	62,123,579
iShares TIPS Bond ETF	109,805	12,589,143
Master Total Return Portfolio	$10,815,735	10,815,735

		85,528,457
Short-Term Securities — 0.0%
BlackRock Cash Funds: Treasury, SL Agency Shares, 0.68% (b)	9,188	9,188
Total Affiliated Investment Companies — 99.6%		141,665,145

Common Stocks
Equity Real Estate Investment Trusts (REITs) — 0.0%
Ichigo Hotel REIT Investment Corp.	6	6,137
New South Resources Ltd. (c)	10,198	11,143

		17,280
Health Care Providers & Services — 0.0%
Brookdale Senior Living, Inc. (c)	407	5,466
Hotels, Restaurants & Leisure — 0.0%
Hilton Worldwide Holdings, Inc.	69	4,034
Household Durables — 0.0%
Iida Group Holdings Co. Ltd.	400	6,156
Kaufman & Broad SA	101	3,717

		9,873
Real Estate Investment Trusts (REITs) — 0.4%
Agree Realty Corp.	83	3,981
Alexandria Real Estate Equities, Inc.	154	17,020
American Campus Communities, Inc.	142	6,758
AvalonBay Communities, Inc.	33	6,059
Boston Properties, Inc.	107	14,168

Common Stocks	Shares	Value
Real Estate Investment Trusts (REITs) (continued)
British Land Co. PLC	1,886	$14,417
Capital & Regional PLC	5,075	3,561
Colony Starwood Homes	177	6,009
CyrusOne, Inc.	113	5,816
DiamondRock Hospitality Co.	898	10,013
EPR Properties	146	10,750
Equinix, Inc.	15	6,006
Essex Property Trust, Inc.	63	14,586
Eurocommercial Properties NV CVA	124	4,440
Extra Space Storage, Inc.	217	16,143
Federal Realty Investment Trust	124	16,554
First Industrial Realty Trust, Inc.	253	6,737
Gecina SA	58	7,864
GGP, Inc.	447	10,361
Great Portland Estates PLC	444	3,624
Hammerson PLC	861	6,156
HCP, Inc.	598	18,705
Highwoods Properties, Inc.	113	5,552
Host Hotels & Resorts, Inc.	595	11,103
Ichigo Office REIT Investment Corp.	12	7,559
Invitation Homes, Inc. (c)	272	5,938
Japan Hotel REIT Investment Corp.	10	6,908
Japan Rental Housing Investments, Inc.	8	5,878
Kenedix Retail REIT Corp.	1	2,246
Kilroy Realty Corp.	128	9,226
Liberty Property Trust	197	7,594
Link REIT	2,000	14,017
Macerich Co.	118	7,599
Mid-America Apartment Communities, Inc.	80	8,139
NSI NV	1,323	5,434
Prologis, Inc.	351	18,210
Public Storage	25	5,473
Regency Centers Corp.	180	11,950
Retail Properties of America, Inc., Class A	724	10,440
RioCan Real Estate Investment Trust	442	8,708
Scentre Group	4,818	15,795
Simon Property Group, Inc.	150	25,804
SL Green Realty Corp.	53	5,651
STAG Industrial, Inc.	308	7,706
Sun Communities, Inc.	83	6,667
UDR, Inc.	380	13,779
Unibail-Rodamco SE	59	13,757
Vastned Retail NV	162	6,127
Ventas, Inc.	315	20,488
VEREIT, Inc.	897	7,616
Welltower, Inc.	57	4,037
Westfield Corp.	3,667	24,875

		514,004

MASTER INVESTMENT PORTFOLIO	MARCH 31, 2017	1

Schedule of Investments (continued)	LifePath Dynamic Retirement Master Portfolio

Common Stock	Shares	Value
Real Estate Management & Development — 0.1%
BUWOG AG	334	$8,417
Cheung Kong Property Holdings Ltd.	2,500	16,865
Deutsche Wohnen AG, Bearer Shares	211	6,949
First Capital Realty, Inc.	438	6,597
Howard Hughes Corp. (c)	58	6,800
Intiland Development Tbk PT	110,100	3,437
Kungsleden AB (c)	268	1,525
Kungsleden AB	1,340	7,674
LEG Immobilien AG	57	4,672
Mega Manunggal Property Tbk PT (c)	135,300	5,737
Mitsui Fudosan Co. Ltd.	1,000	21,352
Sun Hung Kai Properties Ltd.	1,000	14,700
Takara Leben Co. Ltd.	2,600	11,622
Unizo Holdings Co. Ltd.	600	14,807
Vonovia SE	287	10,112

		141,266

Common Stock	Shares	Value
Road & Rail — 0.0%
MTR Corp. Ltd.	500	$2,809
Total Common Stocks — 0.5%		694,732
Total Investments (Cost — $121,719,629*) — 100.1%		142,359,877
Liabilities in Excess of Other Assets — (0.1)%		(136,773)

Net Assets — 100.0%		$142,223,104

*	As of March 31, 2017, gross unrealized appreciation and depreciation based on cost for U.S. federal income tax purposes were as follows:

Tax cost	$106,638,917

Gross unrealized appreciation	$36,867,6468
Gross unrealized depreciation	(75,059)

Net unrealized appreciation	$35,720,960

2	MASTER INVESTMENT PORTFOLIO	MARCH 31, 2017

Schedule of Investments (continued)	LifePath Dynamic Retirement Master Portfolio

Notes to Schedule of Investments

(a)	During the period ended March 31, 2017, investments in issuers considered to be affiliates of the LifePath Master Portfolio for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares/ Investment Value Held at December 31, 2016	Shares/ Investment Value Purchased		Shares/ Investment Value Sold	Shares/ Investment Value Held at March 31, 2017	Value at March 31, 2017	Income		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)
Active Stock Master Portfolio	$29,539,148	$1,417,872	[1]	—	$30,957,020	$30,957,020	$91,042		$748,458	$1,786,247
BlackRock Cash Funds: Institutional, SL Agency Shares*	—	—		—	—	—	1,328	[3]	237	—
BlackRock Cash Funds: Treasury, SL Agency Shares	4,907,840	—		(4,898,652)[2]	9,188	9,188	1,722		—	—
BlackRock Commodity Strategies Fund	762,943	38,000		(92,784)	708,159	5,261,621	—		31,669	(758)
BlackRock Tactical Opportunities Fund	362,953	—		(39,165)	323,788	4,361,427	—		(1,175)	20,784
CoreAlpha Bond Master Portfolio	$62,729,342	—		$(605,763)[2]	$62,123,579	62,123,579	322,393		12,161	378,210
International Tilts Master Portfolio	$9,504,215	—		$(246,960)[2]	$9,257,255	9,257,255	62,894		165,382	688,445
Master Total Return Portfolio	$16,191,857	—		$(5,376,122)[2]	$10,815,735	10,815,735	99,355		(37,235)	123,922
iShares Edge MSCI Multifactor Intl ETF	77,696	—		(6,485)	71,211	1,781,699	—		6,524	129,393
iShares Edge MSCI Multifactor USA ETF	170,657	—		(48,130)	122,527	3,423,404	15,000		29,047	156,216
iShares MSCI EAFE Small-Cap ETF	32,472	—		(12,430)	20,042	1,085,074	—		224,262	(111,788)
iShares TIPS Bond ETF	123,381	—		(13,576)	109,805	12,589,143	—		151,796	21,328
Total						$141,665,145	$593,734		$1,331,126	$3,191,999

*   No longer held by the LifePath Master Portfolio as of period end.

[1]   Represents net shares/investment value purchased.

[2]   Represents net shares/investment value sold.

[3]   Represents lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

(b)	Current yield as of period end.

(c)	Non-income producing security.

•

For compliance purposes, the LifePath Master Portfolio’s industry classifications refer to one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by the investment adviser. These definitions may not apply for purposes of this report, which may combine such industry sub-classifications for reporting ease.

MASTER INVESTMENT PORTFOLIO	MARCH 31, 2017	3

Schedule of Investments (continued)	LifePath Dynamic Retirement Master Portfolio

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
Contracts Long (Short)	Issue	Expiration	Notional Value	Unrealized Appreciation (Depreciation)
28	CAC 40 Index	April 2017	$1,528,020	$41,363
(8)	AUD Currency	June 2017	$610,880	(5,083)
13	CAD Currency	June 2017	$979,290	11,506
5	DAX Index	June 2017	$1,644,139	43,289
(8)	E-Mini MSCI EAFE Index	June 2017	$712,800	(10,002)
49	EUR Currency	June 2017	$6,567,225	71,162
(22)	JPY Currency	June 2017	$2,478,163	(69,334)
76	MSCI Emerging Markets Mini Index	June 2017	$3,653,320	89,285
87	Russell 2000 Mini Index	June 2017	$6,022,140	94,643
(70)	S&P 500 E-Mini Index	June 2017	$8,257,200	43,737
7	S&P/TSX 60 Index	June 2017	$960,214	110
Total				$310,676

Forward Foreign Currency Exchange Contracts
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
AUD	3,000	USD	2,284	Bank of America N.A.	4/26/17	$4
AUD	1,000	USD	767	Barclays Bank PLC	4/26/17	(4)
AUD	1,000	USD	755	Barclays Bank PLC	4/26/17	7
AUD	1,000	USD	762	Goldman Sachs International	4/26/17	1
CAD	16,000	USD	12,255	Barclays Bank PLC	4/26/17	(254)
CAD	1,000	USD	764	BNP Paribas S.A.	4/26/17	(14)
CHF	7,000	USD	7,031	Nomura International PLC	4/26/17	(29)
EUR	4,000	USD	4,230	Bank of America N.A.	4/26/17	52
EUR	1,000	USD	1,058	Bank of America N.A.	4/26/17	13
EUR	3,000	USD	3,182	Bank of America N.A.	4/26/17	30
EUR	2,000	USD	2,154	Barclays Bank PLC	4/26/17	(12)
EUR	10,000	USD	10,801	Barclays Bank PLC	4/26/17	(95)
EUR	1,000	USD	1,069	Barclays Bank PLC	4/26/17	1
EUR	2,000	USD	2,139	BNP Paribas S.A.	4/26/17	2
EUR	3,000	USD	3,203	BNP Paribas S.A.	4/26/17	9
EUR	2,000	USD	2,127	BNP Paribas S.A.	4/26/17	14
EUR	2,000	USD	2,124	BNP Paribas S.A.	4/26/17	18
EUR	5,000	USD	5,362	Citibank N.A.	4/26/17	(9)
EUR	1,000	USD	1,057	Nomura International PLC	4/26/17	14
GBP	1,000	USD	1,253	Bank of America N.A.	4/26/17	(2)
GBP	1,000	USD	1,219	Barclays Bank PLC	4/26/17	32
GBP	8,000	USD	9,919	Goldman Sachs International	4/26/17	90
GBP	1,000	USD	1,229	Goldman Sachs International	4/26/17	23
GBP	1,000	USD	1,248	Goldman Sachs International	4/26/17	3
GBP	1,000	USD	1,237	Royal Bank of Canada	4/26/17	14
HKD	54,000	USD	6,961	Barclays Bank PLC	4/26/17	(8)
HKD	5,000	USD	644	Barclays Bank PLC	4/26/17	(1)
HKD	4,000	USD	515	Barclays Bank PLC	4/26/17	—
HKD	2,000	USD	258	Barclays Bank PLC	4/26/17	—
HKD	84,000	USD	10,835	BNP Paribas S.A.	4/26/17	(20)
HKD	21,000	USD	2,709	Citibank N.A.	4/26/17	(5)
HKD	9,000	USD	1,159	Citibank N.A.	4/26/17	—
HKD	21,000	USD	2,707	Nomura International PLC	4/26/17	(4)

4	MASTER INVESTMENT PORTFOLIO	MARCH 31, 2017

Schedule of Investments (continued)	LifePath Dynamic Retirement Master Portfolio

Forward Foreign Currency Exchange Contracts (continued)
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
HKD	4,000	USD	516	Nomura International PLC	4/26/17	$(1)
IDR	12,261,000	USD	914	Bank of America N.A.	4/26/17	4
IDR	51,588,000	USD	3,856	BNP Paribas S.A.	4/26/17	7
IDR	8,654,000	USD	638	Citibank N.A.	4/26/17	10
IDR	10,938,000	USD	814	Citibank N.A.	4/26/17	4
IDR	24,830,000	USD	1,852	JPMorgan Chase Bank N.A.	4/26/17	7
IDR	26,968,000	USD	2,017	JPMorgan Chase Bank N.A.	4/26/17	2
IDR	9,007,000	USD	676	JPMorgan Chase Bank N.A.	4/26/17	(2)
IDR	29,754,000	USD	2,212	Nomura International PLC	4/26/17	15
IDR	10,615,000	USD	791	Nomura International PLC	4/26/17	3
ILS	4,000	USD	1,053	BNP Paribas S.A.	4/26/17	49
JPY	155,000	USD	1,373	Bank of America N.A.	4/26/17	19
JPY	77,000	USD	677	Bank of America N.A.	4/26/17	14
JPY	117,000	USD	1,045	Citibank N.A.	4/26/17	6
JPY	822,000	USD	7,184	Goldman Sachs International	4/26/17	198
JPY	3,086,000	USD	27,405	Royal Bank of Canada	4/26/17	311
JPY	9,000	USD	80	Royal Bank of Canada	4/26/17	1
NOK	3,000	USD	355	Barclays Bank PLC	4/26/17	(6)
NZD	1,000	USD	717	BNP Paribas S.A.	4/26/17	(18)
PHP	49,000	USD	978	BNP Paribas S.A.	4/26/17	(3)
PHP	100,000	USD	1,991	Citibank N.A.	4/26/17	—
PHP	62,000	USD	1,238	Citibank N.A.	4/26/17	(3)
PHP	22,000	USD	440	Citibank N.A.	4/26/17	(2)
SEK	28,000	USD	3,172	Citibank N.A.	4/26/17	(32)
SEK	3,000	USD	340	Citibank N.A.	4/26/17	(4)
SGD	3,000	USD	2,120	Bank of America N.A.	4/26/17	27
SGD	9,000	USD	6,349	Barclays Bank PLC	4/26/17	93
SGD	3,000	USD	2,100	Barclays Bank PLC	4/26/17	47
SGD	4,000	USD	2,800	Barclays Bank PLC	4/26/17	63
SGD	6,000	USD	4,242	Barclays Bank PLC	4/26/17	53
USD	3,799	AUD	5,000	Bank of America N.A.	4/26/17	(14)
USD	7,526	AUD	10,000	Barclays Bank PLC	4/26/17	(100)
USD	765	AUD	1,000	BNP Paribas S.A.	4/26/17	3
USD	1,527	AUD	2,000	BNP Paribas S.A.	4/26/17	2
USD	765	AUD	1,000	Goldman Sachs International	4/26/17	3
USD	761	CAD	1,000	Bank of America N.A.	4/26/17	10
USD	764	CAD	1,000	Bank of America N.A.	4/26/17	14
USD	1,505	CAD	2,000	Bank of America N.A.	4/26/17	4
USD	1,503	CAD	2,000	Bank of America N.A.	4/26/17	3
USD	749	CAD	1,000	Bank of America N.A.	4/26/17	(1)
USD	755	CAD	1,000	Barclays Bank PLC	4/26/17	5
USD	1,487	CAD	2,000	Citibank N.A.	4/26/17	(13)
USD	750	CAD	1,000	Royal Bank of Canada	4/26/17	—
USD	1,079	EUR	1,000	Bank of America N.A.	4/26/17	8
USD	1,060	EUR	1,000	Barclays Bank PLC	4/26/17	(11)
USD	3,246	EUR	3,000	Barclays Bank PLC	4/26/17	34
USD	2,164	EUR	2,000	BNP Paribas S.A.	4/26/17	23
USD	32,238	EUR	30,000	Citibank N.A.	4/26/17	120
USD	4,248	EUR	4,000	Goldman Sachs International	4/26/17	(34)
USD	7,559	EUR	7,000	Nomura International PLC	4/26/17	65
USD	1,250	GBP	1,000	Bank of America N.A.	4/26/17	(1)
USD	3,760	GBP	3,000	Barclays Bank PLC	4/26/17	7
USD	1,254	GBP	1,000	BNP Paribas S.A.	4/26/17	3

MASTER INVESTMENT PORTFOLIO	MARCH 31, 2017	5

Schedule of Investments (continued)	LifePath Dynamic Retirement Master Portfolio

Forward Foreign Currency Exchange Contracts (continued)
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD	1,251	GBP	1,000	BNP Paribas S.A.	4/26/17	—
USD	1,256	GBP	1,000	Goldman Sachs International	4/26/17	$5
USD	1,231	GBP	1,000	Nomura International PLC	4/26/17	(20)
USD	1,226	GBP	1,000	Nomura International PLC	4/26/17	(25)
USD	1,677	HKD	13,000	Bank of America N.A.	4/26/17	3
USD	5,163	HKD	40,000	Barclays Bank PLC	4/26/17	13
USD	3,222	HKD	25,000	Barclays Bank PLC	4/26/17	4
USD	2,834	HKD	22,000	Nomura International PLC	4/26/17	2
USD	5,936	HKD	46,000	UBS AG	4/26/17	14
USD	2,580	HKD	20,000	UBS AG	4/26/17	5
USD	903	HKD	7,000	UBS AG	4/26/17	2
USD	22,426	IDR	302,932,000	Nomura International PLC	4/26/17	(254)
USD	579	JPY	66,000	Bank of America N.A.	4/26/17	(14)
USD	1,053	JPY	120,000	Bank of America N.A.	4/26/17	(25)
USD	22,450	JPY	2,552,000	Bank of America N.A.	4/26/17	(470)
USD	3,202	JPY	366,000	Bank of America N.A.	4/26/17	(85)
USD	1,606	JPY	184,000	Bank of America N.A.	4/26/17	(47)
USD	1,620	JPY	186,000	Bank of America N.A.	4/26/17	(50)
USD	2,471	JPY	278,000	Bank of America N.A.	4/26/17	(26)
USD	2,423	JPY	272,000	Bank of America N.A.	4/26/17	(20)
USD	153	JPY	17,000	Bank of America N.A.	4/26/17	—
USD	2,518	JPY	283,000	Barclays Bank PLC	4/26/17	(24)
USD	1,966	JPY	223,000	BNP Paribas S.A.	4/26/17	(37)
USD	1,146	JPY	130,000	Citibank N.A.	4/26/17	(22)
USD	908	JPY	102,000	Goldman Sachs International	4/26/17	(8)
USD	3,434	JPY	383,000	Goldman Sachs International	4/26/17	(6)
USD	1,459	JPY	163,000	Royal Bank of Canada	4/26/17	(5)
USD	4,633	PHP	233,000	Nomura International PLC	4/26/17	(6)
USD	343	SEK	3,000	Barclays Bank PLC	4/26/17	6
USD	557	SEK	5,000	Barclays Bank PLC	4/26/17	(3)
USD	1,370	SEK	12,000	Deutsche Bank AG	4/26/17	24
USD	1,820	SEK	16,000	Goldman Sachs International	4/26/17	26
USD	707	SGD	1,000	Citibank N.A.	4/26/17	(9)
USD	710	SGD	1,000	UBS AG	4/26/17	(6)
Total						$(196)

6	MASTER INVESTMENT PORTFOLIO	MARCH 31, 2017

Schedule of Investments (continued)	LifePath Dynamic Retirement Master Portfolio

Portfolio Abbreviations

AUD	Australian Dollar
CAD	Canadian Dollar
CHF	Swiss Franc
CVA	Certificaten Van Aandelen (Dutch Certificate)
ETF	Exchange-Traded Fund
EUR	Euro
GBP	British Pound
HKD	Hong Kong Dollar
IDR	Indonesian Rupiah
ILS	Israeli New Shekel
JPY	Japanese Yen
MSCI	Morgan Stanley Capital International
NOK	Norwegian Krone
NZD	New Zealand Dollar
PHP	Philippine Peso
SEK	Swedish Krona
SGD	Singapore Dollar
S&P	Standard and Poor’s
USD	U.S. Dollar

MASTER INVESTMENT PORTFOLIO	MARCH 31, 2017	7

Schedule of Investments (continued)	LifePath Dynamic Retirement Master Portfolio

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the LifePath Master Portfolio has the ability to access

•

Level 2 — other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the LifePath Master Portfolio’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the BlackRock Global Valuation Methodologies Committee (the “Global Valuation Committee”) in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. Level 3 investments may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the Global Valuation Committee in the absence of market information.

Changes in valuation techniques may result in transfers into or out of an assigned level within the hierarchy. In accordance with the LifePath Master Portfolio’s policy, transfers between different levels of the fair value hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments and derivative financial instruments is based on the pricing transparency of the investments and derivative financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the LifePath Master Portfolio’s policy regarding valuation of investments and derivative financial instruments, refer to the LifePath Master Portfolio’s most recent financial statements as contained in its annual report.

The following tables summarize the LifePath Master Portfolio’s investments and derivative financial instruments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Equity Funds	$15,913,225	—	—	$15,913,225
Fixed Income Fund	12,589,143	—	—	12,589,143
Short-Term Securities	9,188	—	—	9,188
Common Stocks:
Equity Real Estate Investment Trusts (REITs)	—	$17,280	—	17,280
Health Care Providers & Services	5,466	—	—	5,466
Hotels, Restaurants & Leisure	4,034	—	—	4,034
Household Durables	3,717	6,156	—	9,873
Real Estate Investment Trusts (REITs)	386,468	127,536	—	514,004
Real Estate Management & Development	24,096	117,170	—	141,266
Road & Rail	—	2,809	—	2,809

8	MASTER INVESTMENT PORTFOLIO	MARCH 31, 2017

Schedule of Investments (concluded)	LifePath Dynamic Retirement Master Portfolio

	Level 1	Level 2	Level 3	Total
Subtotal	$28,935,337	$270,951	—	$29,206,288

Investments Valued at NAV[1]				113,153,589

Total				$142,359,877

Derivative Financial Instruments [2]
Assets:
Equity contracts	$312,427	—	—	$312,427
Forward foreign currency contracts	82,668	$1,668		84,336
Liabilities:
Equity contracts	(10,002)	—	—	(10,002)
Forward foreign currency contracts	(74,417)	(1,864)		(76,281)

Total	$310,676	$(196)	—	$310,480

[1]    As of March 31, 2017, certain investments of the LifePath Master Portfolio were fair valued using net asset value (“NAV”) per share as no quoted market value is available and therefore have been excluded from the fair value hierarchy.

[2]    Derivative financial instruments are futures contracts and forward foreign currency exchange contracts, which are valued at the unrealized appreciation (depreciation) on the instrument.

During the period ended March 31, 2017, there were no transfers between levels.

MASTER INVESTMENT PORTFOLIO	MARCH 31, 2017	9

Schedule of Investments March 31, 2017 (Unaudited)	LifePath Dynamic 2020 Master Portfolio (Percentages shown are based on Net Assets)

Affiliated Investment Companies (a)	Shares/ Investment Value	Value
Equity Funds — 46.6%
Active Stock Master Portfolio	$102,088,288	$102,088,288
BlackRock Commodity Strategies Fund	1,978,883	14,703,098
BlackRock Tactical Opportunities Fund	888,324	11,965,719
International Tilts Master Portfolio	$33,667,605	33,667,605
iShares Edge MSCI Multifactor Intl ETF (b)	318,928	7,979,579
iShares Edge MSCI Multifactor USA ETF (b)	472,758	13,208,858
iShares MSCI EAFE Small-Cap ETF (b)	74,724	4,045,557

		187,658,704
Fixed Income Funds — 50.7%
CoreAlpha Bond Master Portfolio	$142,333,801	142,333,801
iShares TIPS Bond ETF	254,324	29,158,247
Master Total Return Portfolio	$32,606,889	32,606,889

		204,098,937
Short-Term Securities — 1.1%
BlackRock Cash Funds: Institutional, SL Agency Shares, 1.11% (c)(d)	4,328,006	4,329,737
BlackRock Cash Funds: Treasury, SL Agency Shares, 0.68% (c)	138,386	138,386

		4,468,123
Total Affiliated Investment Companies — 98.4%		396,225,764

Common Stocks
Equity Real Estate Investment Trusts (REITs) — 0.1%
Ichigo Hotel REIT Investment Corp.	70	71,600
New South Resources Ltd. (e)	119,636	130,728

		202,328
Health Care Providers & Services — 0.0%
Brookdale Senior Living, Inc. (e)	4,904	65,861
Hotels, Restaurants & Leisure — 0.0%
Hilton Worldwide Holdings, Inc.	800	46,768
Household Durables — 0.0%
Iida Group Holdings Co. Ltd.	5,200	80,021
Kaufman & Broad SA	1,162	42,767

		122,788
Real Estate Investment Trusts (REITs) — 1.5%
Agree Realty Corp.	951	45,610

Common Stocks	Shares	Value
Real Estate Investment Trusts (REITs) (continued)
Alexandria Real Estate Equities, Inc.	1,800	$198,936
American Campus Communities, Inc.	1,624	77,286
AvalonBay Communities, Inc.	414	76,010
Boston Properties, Inc.	1,247	165,115
British Land Co. PLC	21,901	167,413
Capital & Regional PLC	62,648	43,955
Colony Starwood Homes	2,058	69,869
CyrusOne, Inc.	1,317	67,786
DiamondRock Hospitality Co.	10,384	115,782
EPR Properties	1,673	123,183
Equinix, Inc.	178	71,266
Essex Property Trust, Inc.	757	175,268
Eurocommercial Properties NV CVA	1,408	50,420
Extra Space Storage, Inc.	2,492	185,380
Federal Realty Investment Trust	1,448	193,308
First Industrial Realty Trust, Inc.	3,040	80,955
Gecina SA	675	91,522
GGP, Inc.	5,214	120,861
Great Portland Estates PLC	5,094	41,578
Hammerson PLC	9,976	71,332
HCP, Inc.	6,974	218,147
Highwoods Properties, Inc.	1,313	64,508
Host Hotels & Resorts, Inc.	7,415	138,364
Ichigo Office REIT Investment Corp.	141	88,814
Invitation Homes, Inc. (e)	3,150	68,764
Japan Hotel REIT Investment Corp.	119	82,205
Japan Rental Housing Investments, Inc.	92	67,600
Kenedix Retail REIT Corp.	8	17,964
Kilroy Realty Corp.	1,510	108,841
Liberty Property Trust	2,356	90,824
Link REIT	23,000	161,201
Macerich Co.	1,379	88,808
Mid-America Apartment Communities, Inc.	976	99,298
NSI NV	15,460	63,497
Prologis, Inc.	4,153	215,458
Public Storage	314	68,738
Regency Centers Corp.	2,154	143,004
Retail Properties of America, Inc., Class A	8,463	122,036
RioCan Real Estate Investment Trust	5,157	101,600
Scentre Group	55,860	183,128
Simon Property Group, Inc.	1,756	302,085
SL Green Realty Corp.	620	66,104
STAG Industrial, Inc.	3,589	89,797
Sun Communities, Inc.	998	80,169
UDR, Inc.	4,578	165,998
Unibail-Rodamco SE	713	166,251
Vastned Retail NV	1,996	75,485
Ventas, Inc.	3,669	238,632

MASTER INVESTMENT PORTFOLIO	MARCH 31, 2017	1

Schedule of Investments (continued)	LifePath Dynamic 2020 Master Portfolio

Common Stocks	Shares	Value
Real Estate Investment Trusts (REITs) (continued)
VEREIT, Inc.	10,465	$88,848
Welltower, Inc.	659	46,670
Westfield Corp.	42,500	288,301

		6,033,974
Real Estate Management & Development — 0.4%
BUWOG AG	3,912	98,583
Cheung Kong Property Holdings Ltd.	29,500	199,002
Deutsche Wohnen AG, Bearer Shares	2,456	80,880
First Capital Realty, Inc.	5,011	75,475
Howard Hughes Corp. (e)	673	78,909
Intiland Development Tbk PT	1,236,900	38,614
Kungsleden AB (e)	3,063	17,433
Kungsleden AB	15,316	87,713
LEG Immobilien AG	662	54,264
Mega Manunggal Property Tbk PT (e)	2,421,000	102,650
Mitsui Fudosan Co. Ltd.	9,000	192,166
Sun Hung Kai Properties Ltd.	6,000	88,202
Takara Leben Co. Ltd.	30,500	136,341

Common Stocks	Shares	Value
Real Estate Management & Development (continued)
Unizo Holdings Co. Ltd.	7,600	$187,550
Vonovia SE	3,435	121,021

		1,558,803
Road & Rail — 0.0%
MTR Corp. Ltd.	8,000	44,947
Total Common Stocks — 2.0%		8,075,469
Total Investments (Cost — $370,819,126*) — 100.4%		404,301,233
Liabilities in Excess of Other Assets — (0.4)%		(1,580,891)

Net Assets — 100.0%		$402,720,342

*	As of March 31, 2017, gross unrealized appreciation and depreciation based on cost for U.S. federal income tax purposes were as follows:

Tax cost	$385,509,378

Gross unrealized appreciation	$41,665,509
Gross unrealized depreciation	(22,873,654)

Net unrealized appreciation	$18,791,855

2	MASTER INVESTMENT PORTFOLIO	MARCH 31, 2017

Schedule of Investments (continued)	LifePath Dynamic 2020 Master Portfolio

Notes to Schedule of Investments

(a)	During the period ended March 31, 2017, investments in issuers considered to be affiliates of the LifePath Master Portfolio for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares/ Investment Value Held at December 31, 2016	Shares/ Investment Value Purchased		Shares/ Investment Value Sold	Shares/ Investment Value Held at March 31, 2017	Value at March 31, 2017	Income		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)
Active Stock Master Portfolio	$99,452,464	$2,635,824	[1]	—	$102,088,288	$102,088,288	$301,512		$2,608,561	$5,833,931
BlackRock Cash Funds: Institutional, SL Agency Shares	228,795	4,099,211	[1]	—	4,328,006	4,329,737	895	[2]	(157)	(417)
BlackRock Cash Funds: Treasury, SL Agency Shares	15,283,000	—		(15,144,614)[3]	138,386	138,386	8,196		—	—
BlackRock Commodity Strategies Fund	2,238,247	33,458		(292,822)	1,978,883	14,703,098	—		(100,654)	197,819
BlackRock Tactical Opportunities Fund	1,027,986	—		(139,662)	888,324	11,965,719	—		(5,393)	63,465
CoreAlpha Bond Master Portfolio	$147,598,920	—		$(5,265,119)[3]	$142,333,801	142,333,801	748,188		18,314	818,057
International Tilts Master Portfolio	$34,636,248	—		$(968,643)[3]	$33,667,605	33,667,605	228,940		606,795	2,628,756
Master Total Return Portfolio	$37,605,206	—		$(4,998,317)[3]	$32,606,889	32,606,889	257,258		(99,925)	370,872
iShares Core S&P 500 ETF*	995	—		(995)	—	—	—		5,228	(4,740)
iShares Edge MSCI Multifactor Intl ETF	318,928	—		—	318,928	7,979,579	—		—	570,881
iShares Edge MSCI Multifactor USA ETF	697,294	—		(224,536)	472,758	13,208,858	57,874		140,905	602,780
iShares MSCI EAFE Small-Cap ETF	116,373	—		(41,649)	74,724	4,045,557	—		160,556	241,314
iShares TIPS Bond ETF	284,008	2,924		(32,608)	254,324	29,158,247	—		20,964	383,791
Total						$396,225,764	$1,610,920		$3,355,194	$11,706,509

* No longer held by the LifePath Master Portfolio as of period end.
[1] Represents net shares/investment value purchased.

[2]    Represents lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

[3] Represents net shares/investment value sold.

(b)	Security, or a portion of the security, is on loan.

(c)	Current yield as of period end.

(d)	All or a portion of security was purchased with the cash collateral from loaned securities.

(e)	Non-income producing security.

•

For compliance purposes, the LifePath Master Portfolio’s industry classifications refer to one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by the investment adviser. These definitions may not apply for purposes of this report, which may combine such industry sub-classifications for reporting ease.

MASTER INVESTMENT PORTFOLIO	MARCH 31, 2017	3

Schedule of Investments (continued)	LifePath Dynamic 2020 Master Portfolio

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
Contracts Long (Short)	Issue	Expiration	Notional Value	Unrealized Appreciation (Depreciation)
78	CAC 40 Index	April 2017	$4,256,627	$115,612
(34)	AUD Currency	June 2017	$2,596,240	(21,602)
47	CAD Currency	June 2017	$3,540,510	41,597
13	DAX Index	June 2017	$4,274,760	112,561
(31)	E-Mini MSCI EAFE Index	June 2017	$2,762,100	(38,756)
154	EUR Currency	June 2017	$20,639,850	223,651
(69)	JPY Currency	June 2017	$7,772,418	(217,456)
281	MSCI Emerging Markets Mini Index	June 2017	$13,507,670	330,116
220	Russell 2000 Mini Index	June 2017	$15,228,400	239,327
(198)	S&P 500 E-Mini Index	June 2017	$23,356,080	123,715
27	S&P/TSX 60 Index	June 2017	$3,703,681	425
Total				$909,190

Forward Foreign Currency Exchange Contracts
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
AUD	49,000	USD	37,305	Bank of America N.A.	4/26/17	$60
AUD	30,000	USD	22,860	Goldman Sachs International	4/26/17	16
CAD	184,000	USD	140,929	Barclays Bank PLC	4/26/17	(2,916)
CAD	7,000	USD	5,332	BNP Paribas S.A.	4/26/17	(81)
CAD	11,000	USD	8,409	BNP Paribas S.A.	4/26/17	(159)
CHF	82,000	USD	82,369	Nomura International PLC	4/26/17	(344)
EUR	1,000	USD	1,079	Bank of America N.A.	4/26/17	(8)
EUR	33,000	USD	34,999	Bank of America N.A.	4/26/17	331
EUR	114,000	USD	123,129	Barclays Bank PLC	4/26/17	(1,081)
EUR	17,000	USD	18,176	Barclays Bank PLC	4/26/17	24
EUR	26,000	USD	27,811	BNP Paribas S.A.	4/26/17	25
EUR	41,000	USD	43,773	BNP Paribas S.A.	4/26/17	122
EUR	22,000	USD	23,399	BNP Paribas S.A.	4/26/17	154
EUR	20,000	USD	21,236	BNP Paribas S.A.	4/26/17	176
EUR	61,000	USD	65,412	Citibank N.A.	4/26/17	(106)
EUR	10,000	USD	10,571	Citibank N.A.	4/26/17	135
EUR	2,000	USD	2,137	Goldman Sachs International	4/26/17	4
EUR	10,000	USD	10,686	Goldman Sachs International	4/26/17	20
EUR	5,000	USD	5,361	Goldman Sachs International	4/26/17	(8)
EUR	28,000	USD	30,151	Goldman Sachs International	4/26/17	(174)
EUR	2,000	USD	2,148	Goldman Sachs International	4/26/17	(7)
EUR	44,000	USD	46,532	Goldman Sachs International	4/26/17	575
GBP	7,000	USD	8,599	Bank of America N.A.	4/26/17	159
GBP	2,000	USD	2,499	BNP Paribas S.A.	4/26/17	3
GBP	3,000	USD	3,760	Goldman Sachs International	4/26/17	(7)
GBP	107,000	USD	132,665	Goldman Sachs International	4/26/17	1,203
GBP	11,000	USD	13,607	Royal Bank of Canada	4/26/17	155
HKD	365,000	USD	47,095	Barclays Bank PLC	4/26/17	(103)
HKD	97,000	USD	12,520	Barclays Bank PLC	4/26/17	(31)
HKD	552,000	USD	71,153	Barclays Bank PLC	4/26/17	(86)
HKD	27,000	USD	3,479	Barclays Bank PLC	4/26/17	(3)
HKD	29,000	USD	3,736	Barclays Bank PLC	4/26/17	(3)
HKD	26,000	USD	3,354	BNP Paribas S.A.	4/26/17	(6)

4	MASTER INVESTMENT PORTFOLIO	MARCH 31, 2017

Schedule of Investments (continued)	LifePath Dynamic 2020 Master Portfolio

Forward Foreign Currency Exchange Contracts (continued)
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
HKD	28,000	USD	3,607	BNP Paribas S.A.	4/26/17	$(2)
HKD	47,000	USD	6,063	Citibank N.A.	4/26/17	(12)
HKD	82,000	USD	10,560	Citibank N.A.	4/26/17	(3)
HKD	136,000	USD	17,544	Nomura International PLC	4/26/17	(34)
HKD	856,000	USD	110,361	Nomura International PLC	4/26/17	(156)
HKD	152,000	USD	19,592	Royal Bank of Canada	4/26/17	(23)
HKD	20,000	USD	2,580	UBS AG	4/26/17	(5)
IDR	132,997,000	USD	9,911	Bank of America N.A.	4/26/17	46
IDR	169,590,000	USD	12,675	BNP Paribas S.A.	4/26/17	22
IDR	112,211,000	USD	8,269	Citibank N.A.	4/26/17	132
IDR	124,914,000	USD	9,301	Citibank N.A.	4/26/17	51
IDR	244,892,000	USD	18,262	JPMorgan Chase Bank N.A.	4/26/17	73
IDR	227,419,000	USD	17,068	JPMorgan Chase Bank N.A.	4/26/17	(42)
IDR	145,778,000	USD	10,867	Nomura International PLC	4/26/17	47
IDR	359,510,000	USD	26,729	Nomura International PLC	4/26/17	187
ILS	64,000	USD	16,850	BNP Paribas S.A.	4/26/17	791
JPY	4,886,000	USD	43,292	Bank of America N.A.	4/26/17	590
JPY	3,254,000	USD	28,623	Bank of America N.A.	4/26/17	602
JPY	1,117,000	USD	9,945	Barclays Bank PLC	4/26/17	87
JPY	823,000	USD	7,209	BNP Paribas S.A.	4/26/17	183
JPY	797,000	USD	7,117	Citibank N.A.	4/26/17	41
JPY	805,000	USD	7,202	Citibank N.A.	4/26/17	28
JPY	516,000	USD	4,513	Nomura International PLC	4/26/17	122
JPY	500,000	USD	4,488	Royal Bank of Canada	4/26/17	3
JPY	25,343,000	USD	225,056	Royal Bank of Canada	4/26/17	2,556
NOK	64,000	USD	7,572	Barclays Bank PLC	4/26/17	(119)
NZD	12,000	USD	8,604	BNP Paribas S.A.	4/26/17	(221)
PHP	639,000	USD	12,760	BNP Paribas S.A.	4/26/17	(37)
PHP	724,000	USD	14,454	Citibank N.A.	4/26/17	(39)
PHP	257,000	USD	5,143	Citibank N.A.	4/26/17	(26)
PHP	1,118,000	USD	22,264	Citibank N.A.	4/26/17	(5)
SEK	330,000	USD	37,381	Barclays Bank PLC	4/26/17	(382)
SEK	11,000	USD	1,248	Citibank N.A.	4/26/17	(14)
SEK	24,000	USD	2,759	Goldman Sachs International	4/26/17	(68)
SGD	30,000	USD	21,202	Bank of America N.A.	4/26/17	272
SGD	55,000	USD	38,501	Barclays Bank PLC	4/26/17	867
SGD	67,000	USD	47,369	Barclays Bank PLC	4/26/17	588
SGD	120,000	USD	84,656	Barclays Bank PLC	4/26/17	1,238
SGD	33,000	USD	23,101	BNP Paribas S.A.	4/26/17	519
USD	31,911	AUD	42,000	Bank of America N.A.	4/26/17	(116)
USD	81,276	AUD	108,000	Barclays Bank PLC	4/26/17	(1,080)
USD	29,777	AUD	39,000	BNP Paribas S.A.	4/26/17	37
USD	21,429	AUD	28,000	Goldman Sachs International	4/26/17	78
USD	17,493	CAD	23,000	Bank of America N.A.	4/26/17	241
USD	17,845	CAD	24,000	Bank of America N.A.	4/26/17	(157)
USD	15,045	CAD	20,000	Bank of America N.A.	4/26/17	44
USD	23,302	CAD	31,000	Bank of America N.A.	4/26/17	50
USD	4,495	CAD	6,000	Bank of America N.A.	4/26/17	(6)
USD	761	CAD	1,000	Citibank N.A.	4/26/17	11
USD	5,205	CAD	7,000	Deutsche Bank AG	4/26/17	(46)
USD	9,943	CAD	13,000	Goldman Sachs International	4/26/17	192
USD	7,007	CHF	7,000	Goldman Sachs International	4/26/17	5
USD	18,339	EUR	17,000	Bank of America N.A.	4/26/17	139

MASTER INVESTMENT PORTFOLIO	MARCH 31, 2017	5

Schedule of Investments (continued)	LifePath Dynamic 2020 Master Portfolio

Forward Foreign Currency Exchange Contracts (continued)
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD	42,192	EUR	39,000	Barclays Bank PLC	4/26/17	$439
USD	389,011	EUR	362,000	Citibank N.A.	4/26/17	1,453
USD	93,952	EUR	87,000	Goldman Sachs International	4/26/17	809
USD	43,547	EUR	41,000	Goldman Sachs International	4/26/17	(348)
USD	16,231	EUR	15,000	Nomura International PLC	4/26/17	171
USD	8,657	EUR	8,000	Nomura International PLC	4/26/17	92
USD	4,239	EUR	4,000	Nomura International PLC	4/26/17	(43)
USD	3,750	GBP	3,000	Bank of America N.A.	4/26/17	(4)
USD	30,080	GBP	24,000	Barclays Bank PLC	4/26/17	54
USD	10,033	GBP	8,000	BNP Paribas S.A.	4/26/17	25
USD	15,012	GBP	12,000	BNP Paribas S.A.	4/26/17	(2)
USD	3,678	GBP	3,000	BNP Paribas S.A.	4/26/17	(75)
USD	8,795	GBP	7,000	Goldman Sachs International	4/26/17	37
USD	5,004	GBP	4,000	Goldman Sachs International	4/26/17	—
USD	1,248	GBP	1,000	Goldman Sachs International	4/26/17	(3)
USD	1,248	GBP	1,000	Goldman Sachs International	4/26/17	(3)
USD	12,261	GBP	10,000	Nomura International PLC	4/26/17	(250)
USD	5,807	HKD	45,000	Bank of America N.A.	4/26/17	14
USD	13,284	HKD	103,000	Bank of America N.A.	4/26/17	23
USD	49,884	HKD	387,000	Barclays Bank PLC	4/26/17	60
USD	5,156	HKD	40,000	Barclays Bank PLC	4/26/17	6
USD	3,351	HKD	26,000	Barclays Bank PLC	4/26/17	4
USD	22,675	HKD	176,000	Nomura International PLC	4/26/17	16
USD	37,035	HKD	287,000	UBS AG	4/26/17	85
USD	38,571	HKD	299,000	UBS AG	4/26/17	76
USD	24,249	HKD	188,000	UBS AG	4/26/17	45
USD	246,452	IDR	3,329,080,000	Nomura International PLC	4/26/17	(2,793)
USD	5,076	ILS	19,000	Bank of America N.A.	4/26/17	(161)
USD	69,932	JPY	7,867,000	Bank of America N.A.	4/26/17	(723)
USD	22,191	JPY	2,498,000	Bank of America N.A.	4/26/17	(244)
USD	14,829	JPY	1,682,000	Bank of America N.A.	4/26/17	(277)
USD	11,647	JPY	1,327,000	Bank of America N.A.	4/26/17	(271)
USD	8,926	JPY	1,017,000	Bank of America N.A.	4/26/17	(208)
USD	21,183	JPY	2,408,000	Bank of America N.A.	4/26/17	(444)
USD	31,293	JPY	3,577,000	Bank of America N.A.	4/26/17	(833)
USD	8,316	JPY	953,000	Bank of America N.A.	4/26/17	(243)
USD	24,594	JPY	2,823,000	Bank of America N.A.	4/26/17	(760)
USD	24,830	JPY	2,794,000	Bank of America N.A.	4/26/17	(263)
USD	37,655	JPY	4,227,000	Bank of America N.A.	4/26/17	(309)
USD	2,883	JPY	324,000	Barclays Bank PLC	4/26/17	(27)
USD	11,967	JPY	1,345,000	Barclays Bank PLC	4/26/17	(113)
USD	13,936	JPY	1,566,000	BNP Paribas S.A.	4/26/17	(128)
USD	6,312	JPY	716,000	BNP Paribas S.A.	4/26/17	(119)
USD	5,373	JPY	616,000	Citibank N.A.	4/26/17	(159)
USD	59,385	JPY	6,624,000	Goldman Sachs International	4/26/17	(107)
USD	31,120	JPY	3,523,000	UBS AG	4/26/17	(521)
USD	54,444	PHP	2,738,000	Nomura International PLC	4/26/17	(69)
USD	565	SEK	5,000	Barclays Bank PLC	4/26/17	4
USD	3,198	SEK	28,000	Barclays Bank PLC	4/26/17	59
USD	4,458	SEK	40,000	Barclays Bank PLC	4/26/17	(27)
USD	15,640	SEK	137,000	Deutsche Bank AG	4/26/17	280
USD	22,179	SEK	195,000	Goldman Sachs International	4/26/17	316
USD	14,848	SGD	21,000	Citibank N.A.	4/26/17	(184)

6	MASTER INVESTMENT PORTFOLIO	MARCH 31, 2017

Schedule of Investments (continued)	LifePath Dynamic 2020 Master Portfolio

Forward Foreign Currency Exchange Contracts (continued)
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD	6,337	SGD	9,000	Citibank N.A.	4/26/17	$(105)
Total						$(460)

Portfolio Abbreviations

AUD	Australian Dollar
CAD	Canadian Dollar
CHF	Swiss Franc
CVA	Certificaten Van Aandelen (Dutch Certificate)
ETF	Exchange-Traded Fund
EUR	Euro
GBP	British Pound
HKD	Hong Kong Dollar
IDR	Indonesian Rupiah
ILS	Israeli New Shekel
JPY	Japanese Yen
MSCI	Morgan Stanley Capital International
NOK	Norwegian Krone
NZD	New Zealand Dollar
PHP	Philippine Peso
SEK	Swedish Krona
SGD	Singapore Dollar
S&P	Standard and Poor’s
USD	U.S. Dollar

MASTER INVESTMENT PORTFOLIO	MARCH 31, 2017	7

Schedule of Investments (continued)	LifePath Dynamic 2020 Master Portfolio

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the LifePath Master Portfolio has the ability to access

•

Level 2 — other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the LifePath Master Portfolio’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the BlackRock Global Valuation Methodologies Committee (the “Global Valuation Committee”) in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. Level 3 investments may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the Global Valuation Committee in the absence of market information.

Changes in valuation techniques may result in transfers into or out of an assigned level within the hierarchy. In accordance with the LifePath Master Portfolio’s policy, transfers between different levels of the fair value hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments and derivative financial instruments is based on the pricing transparency of the investments and derivative financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the LifePath Master Portfolio’s policy regarding valuation of investments and derivative financial instruments, refer to the LifePath Master Portfolio’s most recent financial statements as contained in its annual report.

The following tables summarize the LifePath Master Portfolio’s investments and derivative financial instruments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Affiliated Investment Companies:
Equity Funds	$51,902,811	—	—	$51,902,811
Fixed Income Fund	29,158,247	—	—	29,158,247
Short-Term Securities	4,468,123	—	—	4,468,123
Common Stocks:
Equity Real Estate Investment Trusts (REITs)	—	$202,328	—	202,328
Health Care Providers & Services	65,861	—	—	65,861
Hotels, Restaurants & Leisure	46,768	—	—	46,768
Household Durables	42,767	80,021	—	122,788
Real Estate Investment Trusts (REITs)	4,556,245	1,477,729	—	6,033,974
Real Estate Management & Development	313,081	1,245,722	—	1,558,803
Road & Rail	—	44,947	—	44,947

8	MASTER INVESTMENT PORTFOLIO	MARCH 31, 2017

Schedule of Investments (concluded)	LifePath Dynamic 2020 Master Portfolio

	Level 1	Level 2	Level 3	Total

Subtotal	$90,553,903	$3,050,747	—	$93,604,650

Investments Valued at NAV[1]				310,696,583

Total				$404,301,233

Derivative Financial Instruments [2]
Assets:
Equity contracts	$921,756	—	—	$921,756
Forward foreign currency contracts	265,248	$17,072		282,320
Liabilities:
Equity contracts	(38,756)	—	—	(38,756)
Forward foreign currency contracts	(239,058)	(17,532)		(256,590)

Total	$909,190	$(460)	—	$908,730

[1]    As of March 31, 2017, certain investments of the LifePath Master Portfolio were fair valued using net asset value (“NAV”) per share as no quoted market value is available and therefore have been excluded from the fair value hierarchy.

[2] Derivative financial instruments are futures contracts and forward foreign currency exchange contracts, which are valued at the unrealized appreciation (depreciation) on the instrument.

During the period ended March 31, 2017, there were no transfers between levels.

MASTER INVESTMENT PORTFOLIO	MARCH 31, 2017	9

Schedule of Investments March 31, 2017 (Unaudited)	LifePath Dynamic 2025 Master Portfolio (Percentages shown are based on Net Assets)

Affiliated Investment Companies (a)	Shares/ Investment Value	Value
Equity Funds — 51.3%
Active Stock Master Portfolio	$15,769,817	$15,769,817
BlackRock Commodity Strategies Fund	276,112	2,051,513
BlackRock Tactical Opportunities Fund	121,712	1,639,457
International Tilts Master Portfolio	$4,724,047	4,724,047
iShares Edge MSCI Multifactor Intl ETF	58,391	1,460,943
iShares Edge MSCI Multifactor USA ETF (b)	77,332	2,160,656
iShares MSCI EAFE Small-Cap ETF	21,007	1,137,319

		28,943,752
Fixed Income Funds — 37.8%
CoreAlpha Bond Master Portfolio	$14,357,330	14,357,330
iShares TIPS Bond ETF	25,925	2,972,301
Master Total Return Portfolio	$4,012,602	4,012,602

		21,342,233
Short-Term Securities — 7.7%
BlackRock Cash Funds: Institutional, SL Agency Shares, 1.11% (c)(d)	833,327	833,660
BlackRock Cash Funds: Treasury, SL Agency Shares, 0.68% (c)	3,495,760	3,495,760

		4,329,420
Total Affiliated Investment Companies — 96.8%		54,615,405

Common Stocks
Equity Real Estate Investment Trusts (REITs) — 0.2%
Ichigo Hotel REIT Investment Corp.	23	23,525
Invitation Homes, Inc. (e)	1,025	22,376
New South Resources Ltd. (e)	38,464	42,030

		87,931
Health Care Providers & Services — 0.0%
Brookdale Senior Living, Inc. (e)	1,621	21,770
Hotels, Restaurants & Leisure — 0.0%
Hilton Worldwide Holdings, Inc.	261	15,258
Household Durables — 0.1%
Iida Group Holdings Co. Ltd.	1,600	24,622
Kaufman & Broad SA	377	13,875

		38,497
Real Estate Investment Trusts (REITs) — 3.4%
Agree Realty Corp.	311	14,916

Common Stocks	Shares	Value
Real Estate Investment Trusts (REITs) (continued)
Alexandria Real Estate Equities, Inc.	587	$64,875
American Campus Communities, Inc.	531	25,270
AvalonBay Communities, Inc.	135	24,786
Boston Properties, Inc.	407	53,891
British Land Co. PLC	7,132	54,518
Capital & Regional PLC	19,894	13,958
Colony Starwood Homes	670	22,747
CyrusOne, Inc.	430	22,132
DiamondRock Hospitality Co.	3,389	37,787
EPR Properties	543	39,981
Equinix, Inc.	58	23,222
Essex Property Trust, Inc.	247	57,188
Eurocommercial Properties NV CVA	460	16,472
Extra Space Storage, Inc.	811	60,330
Federal Realty Investment Trust	473	63,146
First Industrial Realty Trust, Inc.	987	26,284
Gecina SA	219	29,694
GGP, Inc.	1,702	39,452
Great Portland Estates PLC	1,667	13,606
Hammerson PLC	3,246	23,210
HCP, Inc.	2,276	71,193
Highwoods Properties, Inc.	427	20,979
Host Hotels & Resorts, Inc.	2,420	45,157
Ichigo Office REIT Investment Corp.	46	28,975
Japan Hotel REIT Investment Corp.	38	26,250
Japan Rental Housing Investments, Inc.	30	22,044
Kenedix Retail REIT Corp.	5	11,228
Kilroy Realty Corp.	493	35,535
Liberty Property Trust	765	29,491
Link REIT	7,500	52,566
Macerich Co.	450	28,980
Mid-America Apartment Communities, Inc.	318	32,353
NSI NV	4,950	20,331
Prologis, Inc.	1,355	70,297
Public Storage	101	22,110
Regency Centers Corp.	703	46,672
Retail Properties of America, Inc., Class A	2,762	39,828
RioCan Real Estate Investment Trust	1,683	33,158
Scentre Group	18,179	59,597
Simon Property Group, Inc.	573	98,573
SL Green Realty Corp.	202	21,537
STAG Industrial, Inc.	1,172	29,323
Sun Communities, Inc.	327	26,268
UDR, Inc.	1,494	54,172
Unibail-Rodamco SE	232	54,096
Vastned Retail NV	650	24,582
Ventas, Inc.	1,198	77,918
VEREIT, Inc.	3,416	29,002

MASTER INVESTMENT PORTFOLIO	MARCH 31, 2017	1

Schedule of Investments (continued)	LifePath Dynamic 2025 Master Portfolio

Common Stocks	Shares	Value
Real Estate Investment Trusts (REITs) (continued)
Welltower, Inc.	215	$15,226
Westfield Corp.	13,830	93,816

		1,948,722
Real Estate Management & Development — 0.9%
BUWOG AG	1,268	31,954
Cheung Kong Property Holdings Ltd.	9,500	64,085
Deutsche Wohnen AG, Bearer Shares	802	26,411
First Capital Realty, Inc.	1,628	24,521
Howard Hughes Corp. (e)	220	25,795
Intiland Development Tbk PT	406,500	12,690
Kungsleden AB (e)	994	5,657
Kungsleden AB	5,115	29,293
LEG Immobilien AG	211	17,296
Mega Manunggal Property Tbk PT (e)	636,100	26,971
Mitsui Fudosan Co. Ltd.	3,000	64,055
Sun Hung Kai Properties Ltd.	2,000	29,401
Takara Leben Co., Ltd.	10,000	44,702

Common Stocks	Shares	Value
Real Estate Management & Development (continued)
Unizo Holdings Co., Ltd.	2,500	$61,694
Vonovia SE	1,118	39,389

		503,914
Road & Rail — 0.0%
MTR Corp. Ltd.	2,500	14,046
Total Common Stocks — 4.6%		2,630,138
Total Investments (Cost — $ 54,748,881*) — 101.4%		57,245,543
Liabilities in Excess of Other Assets — (1.4)%		(781,388)

Net Assets — 100.0%		$56,464,155

*	As of March 31, 2017, gross unrealized appreciation and depreciation based on cost for U.S. federal income tax purposes were as follows:

Tax cost	$55,046,759

Gross unrealized appreciation	$5,865,336
Gross unrealized depreciation	(3,666,552)

Net unrealized appreciation	$2,198,784

Notes to Schedule of Investments

(a)	During the period ended March 31, 2017, investments in issuers considered to be affiliates of the LifePath Master Portfolio for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares/ Investment Value Held at December 31, 2016	Shares/ Investment Value Purchased	Shares/ Investment Value Sold	Shares/ Investment Value Held at March 31, 2017	Value at March 31, 2017	Income		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)
Active Stock Master Portfolio	$15,972,961	—	$(203,144)[1]	$15,769,817	$15,769,817	$46,958		$454,044	$884,232
BlackRock Cash Funds: Institutional, SL Agency Shares	1,748,046	—	(914,719)	833,327	833,660	1,111	[2]	240	(82)
BlackRock Cash Funds: Treasury, SL Agency Shares	5,329,361	—	(1,833,601)	3,495,760	3,495,760	4,189		—	—
BlackRock Commodity Strategies Fund	323,160	3,984	(51,032)	276,112	2,051,513	—		(93,432)	111,057
BlackRock Tactical Opportunities Fund	138,459	—	(16,747)	121,712	1,639,457	—		(1,340)	8,218
CoreAlpha Bond Master Portfolio	$14,909,692	—	$(552,362)[1]	$14,357,330	14,357,330	75,523		926	93,878
International Tilts Master Portfolio	$5,913,673	—	$(1,189,626)[1]	$4,724,047	4,724,047	32,422		103,953	359,411
iShares Core S&P 500 ETF*	2,883	—	(2,883)	—	—	—		24,480	(13,735)

2	MASTER INVESTMENT PORTFOLIO	MARCH 31, 2017

Schedule of Investments (continued)	LifePath Dynamic 2025 Master Portfolio

Affiliate	Shares/ Investment Value Held at December 31, 2016	Shares/ Investment Value Purchased		Shares/ Investment Value Sold	Shares/ Investment Value Held at March 31, 2017	Value at March 31, 2017	Income	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)
iShares Edge MSCI Multifactor Intl ETF	53,878	4,513		—	58,391	1,460,943	1,529	—	98,528
iShares Edge MSCI Multifactor USA ETF	127,231	—		(49,899)	77,332	2,160,656	9,467	45,868	89,913
iShares MSCI EAFE Small-Cap ETF	21,378	2,490		(2,861)	21,007	1,137,319	—	6,474	78,166
iShares TIPS Bond ETF	28,568	2,245		(4,888)	25,925	2,972,301	—	(1,452)	43,982
Master Total Return Portfolio	$3,953,205	$59,397	[1]	—	$4,012,602	4,012,602	31,408	(14,904)	—
Total						$54,615,405	$202,607	$524,857	$1,753,568

*	No longer held by the LifePath Master Portfolio as of period end.

[1]	Represents net shares/investment value sold.

[2]

Represents lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

(b)	Security, or a portion of the security, is on loan.

(c)	Current yield as of period end.

(d)	All or a portion of security was purchased with the cash collateral from loaned securities.

(e)	Non-income producing security.

•

For compliance purposes, the LifePath Master Portfolio’s industry classifications refer to one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by the investment adviser. These definitions may not apply for purposes of this report, which may combine such industry sub-classifications for reporting ease.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

Contracts Long (Short)	Issue	Expiration	Notional Value	Unrealized Appreciation (Depreciation)
11	CAC 40 Index	April 2017	$600,294	$16,275
(7)	AUD Currency	June 2017	$534,520	(4,447)
8	CAD Currency	June 2017	$602,640	7,080
2	DAX Index	June 2017	$657,655	17,318
21	EUR Currency	June 2017	$2,814,525	30,498
(8)	JPY Currency	June 2017	$901,150	(25,212)
48	MSCI Emerging Markets Mini Index	June 2017	$2,307,360	56,390
25	Russell 2000 Mini Index	June 2017	$1,730,500	27,196
(17)	S&P 500 E-Mini Index	June 2017	$2,005,320	10,622
5	S&P/TSX 60 Index	June 2017	$685,867	79
Total				$135,799

Forward Foreign Currency Exchange Contracts

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
AUD	2,000	USD	1,510	Barclays Bank PLC	4/26/17	$15
AUD	1,000	USD	762	Goldman Sachs International	4/26/17	—
AUD	5,000	USD	3,827	Goldman Sachs International	4/26/17	(14)
AUD	39,000	USD	29,718	Goldman Sachs International	4/26/17	21
AUD	3,000	USD	2,297	Royal Bank of Canada	4/26/17	(9)
CAD	63,000	USD	48,253	Barclays Bank PLC	4/26/17	(999)
CAD	9,000	USD	6,880	BNP Paribas S.A.	4/26/17	(130)
CHF	29,000	USD	29,130	Nomura International PLC	4/26/17	(122)
EUR	11,000	USD	11,666	Bank of America N.A.	4/26/17	110
EUR	5,000	USD	5,346	Barclays Bank PLC	4/26/17	7
EUR	1,000	USD	1,079	Barclays Bank PLC	4/26/17	(8)
EUR	8,000	USD	8,509	BNP Paribas S.A.	4/26/17	56

MASTER INVESTMENT PORTFOLIO	MARCH 31, 2017	3

Schedule of Investments (continued)	LifePath Dynamic 2025 Master Portfolio

Forward Foreign Currency Exchange Contracts (continued)

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
EUR	7,000	USD	7,433	BNP Paribas S.A.	4/26/17	$62
EUR	9,000	USD	9,627	BNP Paribas S.A.	4/26/17	9
EUR	27,000	USD	28,827	BNP Paribas S.A.	4/26/17	79
EUR	1,000	USD	1,072	Citibank N.A.	4/26/17	(1)
EUR	18,000	USD	19,302	Citibank N.A.	4/26/17	(31)
EUR	37,000	USD	39,958	Deutsche Bank AG	4/26/17	(345)
EUR	15,000	USD	15,863	Goldman Sachs International	4/26/17	196
EUR	1,000	USD	1,068	Goldman Sachs International	4/26/17	2
EUR	3,000	USD	3,206	Goldman Sachs International	4/26/17	6
EUR	9,000	USD	9,691	Goldman Sachs International	4/26/17	(56)
EUR	1,000	USD	1,074	Goldman Sachs International	4/26/17	(3)
EUR	3,000	USD	3,171	Nomura International PLC	4/26/17	41
GBP	2,000	USD	2,457	Bank of America N.A.	4/26/17	45
GBP	1,000	USD	1,253	Goldman Sachs International	4/26/17	(2)
GBP	36,000	USD	44,635	Goldman Sachs International	4/26/17	405
GBP	4,000	USD	4,948	Royal Bank of Canada	4/26/17	56
HKD	9,000	USD	1,160	Barclays Bank PLC	4/26/17	(1)
HKD	12,000	USD	1,546	Barclays Bank PLC	4/26/17	(1)
HKD	104,000	USD	13,406	Barclays Bank PLC	4/26/17	(16)
HKD	9,000	USD	1,159	BNP Paribas S.A.	4/26/17	(1)
HKD	23,000	USD	2,962	Citibank N.A.	4/26/17	(1)
HKD	310,000	USD	39,967	Nomura International PLC	4/26/17	(56)
HKD	6,000	USD	773	Nomura International PLC	4/26/17	(1)
HKD	344,000	USD	44,375	Nomura International PLC	4/26/17	(87)
HKD	63,000	USD	8,120	Royal Bank of Canada	4/26/17	(9)
IDR	37,357,000	USD	2,784	Bank of America N.A.	4/26/17	13
IDR	31,357,000	USD	2,344	BNP Paribas S.A.	4/26/17	4
IDR	39,293,000	USD	2,896	Citibank N.A.	4/26/17	46
IDR	38,921,000	USD	2,898	Citibank N.A.	4/26/17	16
IDR	62,590,000	USD	4,698	JPMorgan Chase Bank N.A.	4/26/17	(11)
IDR	46,705,000	USD	3,483	JPMorgan Chase Bank N.A.	4/26/17	14
IDR	51,545,000	USD	3,842	Nomura International PLC	4/26/17	17
IDR	125,303,000	USD	9,316	Nomura International PLC	4/26/17	65
ILS	13,000	USD	3,423	BNP Paribas S.A.	4/26/17	161
JPY	3,722,000	USD	32,738	Bank of America N.A.	4/26/17	690
JPY	2,496,000	USD	22,040	Barclays Bank PLC	4/26/17	377
JPY	217,000	USD	1,898	BNP Paribas S.A.	4/26/17	51
JPY	345,000	USD	3,022	BNP Paribas S.A.	4/26/17	77
JPY	452,000	USD	4,036	Citibank N.A.	4/26/17	23
JPY	563,000	USD	5,009	Goldman Sachs International	4/26/17	47
JPY	259,000	USD	2,265	Nomura International PLC	4/26/17	61
JPY	8,050,000	USD	71,487	Royal Bank of Canada	4/26/17	812
NOK	13,000	USD	1,538	Barclays Bank PLC	4/26/17	(24)
NZD	4,000	USD	2,868	BNP Paribas S.A.	4/26/17	(74)
PHP	216,000	USD	4,313	BNP Paribas S.A.	4/26/17	(13)
PHP	394,000	USD	7,846	Citibank N.A.	4/26/17	(2)
PHP	250,000	USD	4,991	Citibank N.A.	4/26/17	(14)
PHP	87,000	USD	1,741	Citibank N.A.	4/26/17	(9)
SEK	122,000	USD	13,820	Barclays Bank PLC	4/26/17	(141)
SEK	8,000	USD	920	Goldman Sachs International	4/26/17	(23)
SGD	10,000	USD	7,067	Bank of America N.A.	4/26/17	91
SGD	11,000	USD	7,700	Barclays Bank PLC	4/26/17	173
SGD	19,000	USD	13,300	Barclays Bank PLC	4/26/17	300

4	MASTER INVESTMENT PORTFOLIO	MARCH 31, 2017

Schedule of Investments (continued)	LifePath Dynamic 2025 Master Portfolio

Forward Foreign Currency Exchange Contracts (continued)

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
SGD	23,000	USD	16,261	Barclays Bank PLC	4/26/17	$202
SGD	41,000	USD	28,924	Barclays Bank PLC	4/26/17	423
USD	11,397	AUD	15,000	Bank of America N.A.	4/26/17	(42)
USD	27,845	AUD	37,000	Barclays Bank PLC	4/26/17	(370)
USD	3,067	AUD	4,000	Goldman Sachs International	4/26/17	17
USD	29,083	AUD	38,000	Goldman Sachs International	4/26/17	105
USD	5,266	CAD	7,000	Bank of America N.A.	4/26/17	15
USD	1,498	CAD	2,000	Bank of America N.A.	4/26/17	(2)
USD	5,205	CAD	7,000	Citibank N.A.	4/26/17	(46)
USD	7,517	CAD	10,000	Citibank N.A.	4/26/17	16
USD	2,231	CAD	3,000	Deutsche Bank AG	4/26/17	(20)
USD	13,767	CAD	18,000	Goldman Sachs International	4/26/17	266
USD	4,004	CHF	4,000	Citibank N.A.	4/26/17	3
USD	7,551	EUR	7,000	Bank of America N.A.	4/26/17	57
USD	2,120	EUR	2,000	Barclays Bank PLC	4/26/17	(22)
USD	14,064	EUR	13,000	Barclays Bank PLC	4/26/17	146
USD	131,103	EUR	122,000	Citibank N.A.	4/26/17	490
USD	38,877	EUR	36,000	Goldman Sachs International	4/26/17	335
USD	14,870	EUR	14,000	Goldman Sachs International	4/26/17	(119)
USD	7,575	EUR	7,000	Nomura International PLC	4/26/17	80
USD	1,248	GBP	1,000	Barclays Bank PLC	4/26/17	(3)
USD	8,773	GBP	7,000	Barclays Bank PLC	4/26/17	16
USD	1,226	GBP	1,000	BNP Paribas S.A.	4/26/17	(25)
USD	12,510	GBP	10,000	BNP Paribas S.A.	4/26/17	(1)
USD	3,678	GBP	3,000	Nomura International PLC	4/26/17	(75)
USD	2,509	GBP	2,000	Nomura International PLC	4/26/17	6
USD	9,938	HKD	77,000	Barclays Bank PLC	4/26/17	25
USD	16,628	HKD	129,000	Barclays Bank PLC	4/26/17	20
USD	6,571	HKD	51,000	Nomura International PLC	4/26/17	5
USD	7,355	HKD	57,000	UBS AG	4/26/17	17
USD	34,955	HKD	271,000	UBS AG	4/26/17	65
USD	69,814	IDR	943,047,000	Nomura International PLC	4/26/17	(791)
USD	23,317	JPY	2,623,000	Bank of America N.A.	4/26/17	(241)
USD	6,727	JPY	763,000	Bank of America N.A.	4/26/17	(126)
USD	4,959	JPY	565,000	Bank of America N.A.	4/26/17	(115)
USD	2,687	JPY	308,000	Bank of America N.A.	4/26/17	(80)
USD	20,005	JPY	2,274,000	Bank of America N.A.	4/26/17	(419)
USD	11,189	JPY	1,279,000	Bank of America N.A.	4/26/17	(298)
USD	3,927	JPY	450,000	Bank of America N.A.	4/26/17	(115)
USD	9,705	JPY	1,114,000	Bank of America N.A.	4/26/17	(300)
USD	53,354	JPY	6,040,000	Bank of America N.A.	4/26/17	(893)
USD	10,869	JPY	1,223,000	Bank of America N.A.	4/26/17	(115)
USD	9,068	JPY	1,018,000	Bank of America N.A.	4/26/17	(75)
USD	1,549	JPY	172,000	Bank of America N.A.	4/26/17	5
USD	3,800	JPY	427,000	BNP Paribas S.A.	4/26/17	(35)
USD	2,345	JPY	266,000	BNP Paribas S.A.	4/26/17	(44)
USD	6,722	JPY	755,000	Nomura International PLC	4/26/17	(59)
USD	18,831	PHP	947,000	Nomura International PLC	4/26/17	(24)
USD	226	SEK	2,000	Barclays Bank PLC	4/26/17	2
USD	1,028	SEK	9,000	Barclays Bank PLC	4/26/17	19
USD	1,003	SEK	9,000	Barclays Bank PLC	4/26/17	(6)
USD	5,023	SEK	44,000	Deutsche Bank AG	4/26/17	90
USD	7,734	SEK	68,000	Goldman Sachs International	4/26/17	110

MASTER INVESTMENT PORTFOLIO	MARCH 31, 2017	5

Schedule of Investments (continued)	LifePath Dynamic 2025 Master Portfolio

Forward Foreign Currency Exchange Contracts (continued)

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD	2,026	SEK	18,000	Royal Bank of Canada	4/26/17	$8
USD	9,858	SGD	14,000	Citibank N.A.	4/26/17	(163)
USD	1,419	SGD	2,000	UBS AG	4/26/17	(12)
Total						$(149)

Portfolio Abbreviations

AUD	Australian Dollar
CAD	Canadian Dollar
CHF	Swiss Franc
CVA	Certificaten Van Aandelen (Dutch Certificate)
ETF	Exchange-Traded Fund
EUR	Euro
GBP	British Pound
HKD	Hong Kong Dollar
IDR	Indonesian Rupiah
ILS	Israeli New Shekel
JPY	Japanese Yen
MSCI	Morgan Stanley Capital International
NOK	Norwegian Krone
NZD	New Zealand Dollar
OTC	Over-the-Counter
PHP	Philippine Peso
REIT	Real Estate Investment Trust
SEK	Swedish Krona
SGD	Singapore Dollar
S&P	Standard and Poor’s
USD	U.S. Dollar

6	MASTER INVESTMENT PORTFOLIO	MARCH 31, 2017

Schedule of Investments (continued)	LifePath Dynamic 2025 Master Portfolio

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the LifePath Master Portfolio has the ability to access

•

Level 2 — other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the LifePath Master Portfolio’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the BlackRock Global Valuation Methodologies Committee (the “Global Valuation Committee”) in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. Level 3 investments may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the Global Valuation Committee in the absence of market information.

Changes in valuation techniques may result in transfers into or out of an assigned level within the hierarchy. In accordance with the LifePath Master Portfolio’s policy, transfers between different levels of the fair value hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments and derivative financial instruments is based on the pricing transparency of the investments and derivative financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the LifePath Master Portfolio’s policy regarding valuation of investments and derivative financial instruments, refer to the LifePath Master Portfolio’s most recent financial statements as contained in its annual report.

The following tables summarize the LifePath Master Portfolio’s investments and derivative financial instruments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Affiliated Investment Companies:
Equity Funds	$8,449,888	—	—	$8,449,888
Fixed Income Fund	2,972,301	—	—	2,972,301
Short-Term Securities	4,329,420	—	—	4,329,420
Common Stocks:
Equity Real Estate Investment Trusts (REITs)	22,376	$65,555	—	87,931
Health Care Providers & Services	21,770	—	—	21,770
Hotels, Restaurants & Leisure	15,258	—	—	15,258
Household Durables	13,875	24,622	—	38,497
Real Estate Investment Trusts (REITs)	1,462,650	486,072	—	1,948,722
Real Estate Management & Development	95,634	408,280	—	503,914
Road & Rail	—	14,046	—	14,046

Subtotal	$17,383,172	$998,575	—	18,381,747

Investments Valued at NAV[1]				38,863,796

Total				$57,245,543

MASTER INVESTMENT PORTFOLIO	MARCH 31, 2017	7

Schedule of Investments (concluded)	LifePath Dynamic 2025 Master Portfolio

	Level 1	Level 2	Level 3	Total
Derivative Financial Instruments[2]
Assets:
Equity contracts	$127,880	—	—	$127,880
Forward foreign currency contracts	37,578	$6,691	—	44,269
Liabilities:
Forward foreign currency contracts	(29,659)	(6,840)	—	(36,499)

Total	$135,799	$(149)	—	$135,650

[1]

As of March 31, 2017, certain investments of the LifePath Master Portfolio were fair valued using net asset value (“NAV”) per share as no quoted market value is available and therefore have been excluded from the fair value hierarchy.

[2]

Derivative financial instruments are swaps, futures contracts, forward foreign currency exchange contracts, and options written. Swaps, futures contracts and forward foreign currency exchange contracts are valued at the unrealized appreciation (depreciation) on the instrument and options written are shown at value.

During the period ended March 31, 2017, there were no transfers between levels.

8	MASTER INVESTMENT PORTFOLIO	MARCH 31, 2017

Schedule of Investments March 31, 2017 (Unaudited)	LifePath Dynamic 2030 Master Portfolio (Percentages shown are based on Net Assets)

Affiliated Investment Companies (a)	Shares/ Investment Value	Value
Equity Funds — 64.0%
Active Stock Master Portfolio	$143,653,041	$143,653,041
BlackRock Commodity Strategies Fund	2,165,974	16,093,186
BlackRock Tactical Opportunities Fund	926,236	12,476,405
International Tilts Master Portfolio	$49,763,503	49,763,503
iShares Edge MSCI Multifactor Intl ETF	505,257	12,641,530
iShares Edge MSCI Multifactor USA ETF (b)	884,526	24,713,656
iShares MSCI EAFE Small-Cap ETF (b)	130,406	7,060,181

		266,401,502
Fixed Income Funds — 28.4%
CoreAlpha Bond Master Portfolio	$75,343,288	75,343,288
iShares TIPS Bond ETF	139,924	16,042,287
Master Total Return Portfolio	$26,944,826	26,944,826

		118,330,401
Short-Term Securities — 0.3%
BlackRock Cash Funds: Institutional, SL Agency Shares, 1.11% (c)(d)	899,928	900,288
BlackRock Cash Funds: Treasury, SL Agency Shares, 0.68% (d)	573,521	573,521

		1,473,809
Total Affiliated Investment Companies — 92.7%		386,205,712

Common Stocks
Equity Real Estate Investment Trusts (REITs) — 0.3%
Ichigo Hotel REIT Investment Corp.	266	272,078
Invitation Homes, Inc. (e)	12,424	271,216
New South Resources Ltd. (e)	452,471	494,423

		1,037,717
Health Care Providers & Services — 0.1%
Brookdale Senior Living, Inc. (e)	18,550	249,127
Hotels, Restaurants & Leisure — 0.0%
Hilton Worldwide Holdings, Inc.	3,043	177,894
Household Durables — 0.1%
Iida Group Holdings Co. Ltd.	19,500	300,079
Kaufman & Broad SA	4,390	161,572

		461,651

Common Stocks	Shares	Value
Real Estate Investment Trusts (REITs) — 5.5%
Agree Realty Corp.	3,595	$172,416
Alexandria Real Estate Equities, Inc.	6,848	756,841
American Campus Communities, Inc.	6,142	292,298
AvalonBay Communities, Inc.	1,575	289,170
Boston Properties, Inc.	4,745	628,286
British Land Co. PLC	83,444	637,853
Capital & Regional PLC	236,938	166,242
Colony Starwood Homes	7,847	266,406
CyrusOne, Inc.	5,011	257,916
DiamondRock Hospitality Co.	39,506	440,492
EPR Properties	6,321	465,415
Equinix, Inc.	676	270,650
Essex Property Trust, Inc.	2,878	666,343
Eurocommercial Properties NV CVA	5,403	193,479
Extra Space Storage, Inc.	9,499	706,631
Federal Realty Investment Trust	5,511	735,719
First Industrial Realty Trust, Inc.	11,491	306,005
Gecina SA	2,552	346,023
GGP, Inc.	19,835	459,775
Great Portland Estates PLC	19,267	157,260
Hammerson PLC	38,026	271,900
HCP, Inc.	26,537	830,077
Highwoods Properties, Inc.	5,203	255,623
Host Hotels & Resorts, Inc.	28,212	526,436
Ichigo Office REIT Investment Corp.	533	335,730
Japan Hotel REIT Investment Corp.	451	311,549
Japan Rental Housing Investments, Inc.	349	256,439
Kenedix Retail REIT Corp.	36	80,840
Kilroy Realty Corp.	5,743	413,956
Liberty Property Trust	8,904	343,249
Link REIT	87,000	609,761
Macerich Co.	5,246	337,842
Mid-America Apartment Communities, Inc.	3,712	377,659
NSI NV	58,472	240,155
Prologis, Inc.	15,799	819,652
Public Storage	1,187	259,846
Regency Centers Corp.	8,197	544,199
Retail Properties of America, Inc., Class A	32,197	464,281
RioCan Real Estate Investment Trust	19,621	386,563
Scentre Group	212,947	698,111
Simon Property Group, Inc.	6,679	1,148,988
SL Green Realty Corp.	2,357	251,303
STAG Industrial, Inc.	13,657	341,698
Sun Communities, Inc.	3,776	303,326
UDR, Inc.	17,419	631,613
Unibail-Rodamco SE	2,717	633,525
Vastned Retail NV	7,791	294,641

MASTER INVESTMENT PORTFOLIO	MARCH 31, 2017	1

Schedule of Investments (continued)	LifePath Dynamic 2030 Master Portfolio

Common Stocks	Shares	Value
Real Estate Investment Trusts (REITs) (continued)
Ventas, Inc.	13,961	$908,024
VEREIT, Inc.	39,818	338,055
Welltower, Inc.	2,509	177,687
Westfield Corp.	163,267	1,107,529

		22,715,477
Real Estate Management & Development — 1.4%
BUWOG AG	14,762	372,005
Cheung Kong Property Holdings Ltd.	112,500	758,905
Deutsche Wohnen AG, Bearer Shares	9,343	307,679
First Capital Realty, Inc.	18,940	285,271
Howard Hughes Corp. (e)	2,562	300,394
Intiland Development Tbk PT	4,667,200	145,702
Kungsleden AB (e)	11,577	65,891
Kungsleden AB	59,630	341,493
LEG Immobilien AG	2,506	205,417
Mega Manunggal Property Tbk PT (e)	7,114,900	301,671
Mitsui Fudosan Co. Ltd.	36,000	768,665
Sun Hung Kai Properties Ltd.	22,000	323,406
Takara Leben Co., Ltd.	116,000	518,542

Common Stocks	Shares	Value
Real Estate Management & Development (continued)
Unizo Holdings Co., Ltd.	29,200	$720,586
Vonovia SE	13,222	465,836

		5,881,463
Road & Rail — 0.0%
MTR Corp. Ltd.	30,000	168,552
Total Common Stocks — 7.4%		30,691,881
Total Investments (Cost — $383,829,512*) — 100.1%		416,897,593
Liabilities in Excess of Other Assets — (0.1)%		(623,784)

Net Assets — 100.0%		$416,273,809

*	As of March 31, 2017, gross unrealized appreciation and depreciation based on cost for U.S. federal income tax purposes were as follows:

Tax cost	$383,054,646

Gross unrealized appreciation	$54,812,156
Gross unrealized depreciation	(20,969,209)

Net unrealized appreciation	$33,842,947

Notes to Schedule of Investments

(a)	During the period ended March 31, 2017, investments in issuers considered to be affiliates of the LifePath Master Portfolio for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares/ Investment Value Held at December 31, 2016	Shares/ Investment Value Purchased		Shares/ Investment Value Sold	Shares/ Investment Value Held at March 31, 2017	Value at March 31, 2017	Income		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)
Active Stock Master Portfolio	$140,157,485	$3,495,556	[1]	—	$143,653,041	$143,653,041	$424,405		$5,012,841	$8,203,261
BlackRock Cash Funds: Institutional, SL Agency Shares	—	899,928	[1]	—	899,928	900,288	3,482	[2]	(426)	74
BlackRock Cash Funds: Treasury, SL Agency Shares	21,518,532	—		(20,945,011)[3]	573,521	573,521	11,605		—	—
BlackRock Commodity Strategies Fund	2,426,806	51,394		(312,226)	2,165,974	16,093,186	—		(137,897)	219,399
BlackRock Tactical Opportunities Fund	1,038,478	—		(112,242)	926,236	12,476,405	—		(4,482)	59,498
CoreAlpha Bond Master Portfolio	$78,224,883	—		$(2,881,595)[3]	$75,343,288	75,343,288	396,280		5,751	505,560
International Tilts Master Portfolio	$49,602,842	$160,661	[1]	—	$49,763,503	49,763,503	338,650		884,144	3,875,959

2	MASTER INVESTMENT PORTFOLIO	MARCH 31, 2017

Schedule of Investments (continued)	LifePath Dynamic 2030 Master Portfolio

Affiliate	Shares/ Investment Value Held at December 31, 2016	Shares/ Investment Value Purchased		Shares/ Investment Value Sold	Shares/ Investment Value Held at March 31, 2017	Value at March 31, 2017	Income	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)
Master Total Return Portfolio	$21,774,195	$5,170,631	[1]	—	$26,944,826	26,944,826	192,825	(85,843)	303,596
iShares Edge MSCI Multifactor Intl ETF	505,257	—		—	505,257	12,641,530	—	—	904,410
iShares Edge MSCI Multifactor USA ETF	1,182,184	—		(297,658)	884,526	24,713,656	108,282	179,637	1,120,764
iShares MSCI EAFE Small-Cap ETF	176,581	—		(46,175)	130,406	7,060,181	—	200,018	472,053
iShares TIPS Bond ETF	149,782	3,546		(13,404)	139,924	16,042,287	—	(6,173)	223,251
Total						$386,205,712	$1,475,529	$6,047,570	$15,887,825

* No longer held by the LifePath Master Portfolio as of period end.
[1] Represents net shares/investment value purchased.

[2]     Represents lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

[3] Represents net shares/investment value sold.

(b)	Security, or a portion of the security, is on loan.

(c)	All or a portion of security was purchased with the cash collateral from loaned securities.

(d)	Current yield as of period end.

(e)	Non-income producing security.

•

For compliance purposes, the LifePath Master Portfolio’s industry classifications refer to one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by the investment adviser. These definitions may not apply for purposes of this report, which may combine such industry sub-classifications for reporting ease.

MASTER INVESTMENT PORTFOLIO	MARCH 31, 2017	3

Schedule of Investments (continued)	LifePath Dynamic 2030 Master Portfolio

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
Contracts Long (Short)	Issue	Expiration	Notional Value	Unrealized Appreciation (Depreciation)
82	CAC 40 Index	April 2017	$4,474,916	$121,403
(70)	AUD Currency	June 2017	$5,345,200	(44,475)
73	CAD Currency	June 2017	$5,499,090	64,608
14	DAX Index	June 2017	$4,603,588	121,227
(36)	E-Mini MSCI EAFE Index	June 2017	$3,207,600	(45,007)
161	EUR Currency	June 2017	$21,578,025	233,816
(49)	JPY Currency	June 2017	$5,519,544	(154,425)
438	MSCI Emerging Markets Mini Index	June 2017	$21,054,660	514,562
154	Russell 2000 Mini Index	June 2017	$10,659,880	167,529
(227)	S&P 500 E-Mini Index	June 2017	$26,776,920	143,044
42	S&P/TSX 60 Index	June 2017	$5,761,281	661
Total				$1,122,943

Forward Foreign Currency Exchange Contracts
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
AUD	122,000	USD	92,882	Bank of America N.A.	4/26/17	$150
AUD	110,000	USD	83,821	Goldman Sachs International	4/26/17	60
CAD	680,000	USD	520,826	Barclays Bank PLC	4/26/17	(10,778)
CAD	39,000	USD	29,815	BNP Paribas S.A.	4/26/17	(563)
CAD	18,000	USD	13,709	Royal Bank of Canada	4/26/17	(208)
CHF	310,000	USD	311,394	Nomura International PLC	4/26/17	(1,300)
EUR	9,000	USD	9,522	Bank of America N.A.	4/26/17	113
EUR	122,000	USD	129,390	Bank of America N.A.	4/26/17	1,224
EUR	4,000	USD	4,315	Bank of America N.A.	4/26/17	(32)
EUR	168,000	USD	177,670	Bank of America N.A.	4/26/17	2,190
EUR	431,000	USD	465,514	Barclays Bank PLC	4/26/17	(4,086)
EUR	66,000	USD	70,567	Barclays Bank PLC	4/26/17	92
EUR	95,000	USD	101,607	BNP Paribas S.A.	4/26/17	100
EUR	149,000	USD	159,077	BNP Paribas S.A.	4/26/17	442
EUR	89,000	USD	94,661	BNP Paribas S.A.	4/26/17	622
EUR	75,000	USD	79,635	BNP Paribas S.A.	4/26/17	660
EUR	10,000	USD	10,716	Citibank N.A.	4/26/17	(10)
EUR	229,000	USD	245,564	Citibank N.A.	4/26/17	(396)
EUR	6,000	USD	6,411	Goldman Sachs International	4/26/17	13
EUR	29,000	USD	30,987	Goldman Sachs International	4/26/17	61
EUR	97,000	USD	104,451	Goldman Sachs International	4/26/17	(603)
EUR	7,000	USD	7,519	Goldman Sachs International	4/26/17	(24)
EUR	36,000	USD	38,054	Nomura International PLC	4/26/17	488
GBP	26,000	USD	31,944	Citibank N.A.	4/26/17	585
GBP	399,000	USD	494,704	Goldman Sachs International	4/26/17	4,485
GBP	12,000	USD	15,042	Goldman Sachs International	4/26/17	(29)
GBP	38,000	USD	47,007	Royal Bank of Canada	4/26/17	534
HKD	1,904,000	USD	245,427	Barclays Bank PLC	4/26/17	(297)
HKD	100,000	USD	12,886	Barclays Bank PLC	4/26/17	(11)
HKD	115,000	USD	14,816	Barclays Bank PLC	4/26/17	(10)
HKD	117,000	USD	15,101	Barclays Bank PLC	4/26/17	(38)
HKD	914,000	USD	117,930	Barclays Bank PLC	4/26/17	(257)

4	MASTER INVESTMENT PORTFOLIO	MARCH 31, 2017

Schedule of Investments (continued)	LifePath Dynamic 2030 Master Portfolio

Forward Foreign Currency Exchange Contracts (continued)
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
HKD	105,000	USD	13,527	BNP Paribas S.A.	4/26/17	$(9)
HKD	315,000	USD	40,567	Citibank N.A.	4/26/17	(13)
HKD	195,000	USD	25,132	Nomura International PLC	4/26/17	(27)
HKD	740,000	USD	95,458	Nomura International PLC	4/26/17	(187)
HKD	3,548,000	USD	457,432	Nomura International PLC	4/26/17	(646)
HKD	564,000	USD	72,697	Royal Bank of Canada	4/26/17	(85)
IDR	404,507,000	USD	30,144	Bank of America N.A.	4/26/17	141
IDR	318,522,000	USD	23,806	BNP Paribas S.A.	4/26/17	42
IDR	424,013,000	USD	31,246	Citibank N.A.	4/26/17	499
IDR	422,749,000	USD	31,478	Citibank N.A.	4/26/17	173
IDR	472,401,000	USD	35,228	JPMorgan Chase Bank N.A.	4/26/17	141
IDR	704,275,000	USD	52,858	JPMorgan Chase Bank N.A.	4/26/17	(129)
IDR	1,357,947,000	USD	100,963	Nomura International PLC	4/26/17	706
IDR	433,106,000	USD	32,285	Nomura International PLC	4/26/17	141
ILS	174,000	USD	45,810	BNP Paribas S.A.	4/26/17	2,149
JPY	18,334,000	USD	162,448	Bank of America N.A.	4/26/17	2,214
JPY	518,000	USD	4,527	Barclays Bank PLC	4/26/17	125
JPY	2,357,000	USD	20,645	BNP Paribas S.A.	4/26/17	524
JPY	5,817,000	USD	51,944	BNP Paribas S.A.	4/26/17	300
JPY	14,340,000	USD	126,136	Citibank N.A.	4/26/17	2,655
JPY	2,065,000	USD	18,059	Nomura International PLC	4/26/17	487
JPY	2,826,000	USD	24,912	Royal Bank of Canada	4/26/17	469
JPY	91,587,000	USD	813,328	Royal Bank of Canada	4/26/17	9,236
NOK	156,000	USD	18,457	Barclays Bank PLC	4/26/17	(290)
NZD	59,000	USD	42,305	BNP Paribas S.A.	4/26/17	(1,085)
PHP	2,362,000	USD	47,165	BNP Paribas S.A.	4/26/17	(137)
PHP	4,213,000	USD	83,899	Citibank N.A.	4/26/17	(19)
PHP	2,701,000	USD	53,923	Citibank N.A.	4/26/17	(146)
PHP	947,000	USD	18,951	Citibank N.A.	4/26/17	(97)
SEK	96,000	USD	11,036	BNP Paribas S.A.	4/26/17	(273)
SEK	46,000	USD	5,218	Citibank N.A.	4/26/17	(60)
SEK	1,239,000	USD	140,335	Goldman Sachs International	4/26/17	(1,420)
SGD	114,000	USD	80,567	Bank of America N.A.	4/26/17	1,033
SGD	443,000	USD	312,523	Barclays Bank PLC	4/26/17	4,569
SGD	205,000	USD	143,504	Barclays Bank PLC	4/26/17	3,232
SGD	247,000	USD	174,629	Barclays Bank PLC	4/26/17	2,169
SGD	121,000	USD	84,705	BNP Paribas S.A.	4/26/17	1,905
USD	153,476	AUD	202,000	Bank of America N.A.	4/26/17	(560)
USD	295,754	AUD	393,000	Barclays Bank PLC	4/26/17	(3,929)
USD	71,769	AUD	94,000	BNP Paribas S.A.	4/26/17	89
USD	78,829	AUD	103,000	Goldman Sachs International	4/26/17	286
USD	60,180	CAD	80,000	Bank of America N.A.	4/26/17	174
USD	14,983	CAD	20,000	Bank of America N.A.	4/26/17	(18)
USD	45,634	CAD	60,000	Bank of America N.A.	4/26/17	629
USD	3,044	CAD	4,000	Bank of America N.A.	4/26/17	44
USD	67,663	CAD	91,000	Citibank N.A.	4/26/17	(594)
USD	88,701	CAD	118,000	Citibank N.A.	4/26/17	193
USD	35,947	CAD	47,000	Goldman Sachs International	4/26/17	694
USD	27,026	CHF	27,000	Goldman Sachs International	4/26/17	18
USD	76,592	EUR	71,000	Barclays Bank PLC	4/26/17	580
USD	15,897	EUR	15,000	Barclays Bank PLC	4/26/17	(162)
USD	22,255	EUR	21,000	Barclays Bank PLC	4/26/17	(228)
USD	21,641	EUR	20,000	BNP Paribas S.A.	4/26/17	229

MASTER INVESTMENT PORTFOLIO	MARCH 31, 2017	5

Schedule of Investments (continued)	LifePath Dynamic 2030 Master Portfolio

Forward Foreign Currency Exchange Contracts (continued)
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD	157,948	EUR	146,000	Citibank N.A.	4/26/17	$1,640
USD	1,407,745	EUR	1,310,000	Citibank N.A.	4/26/17	5,260
USD	375,807	EUR	348,000	Goldman Sachs International	4/26/17	3,238
USD	66,007	EUR	61,000	Nomura International PLC	4/26/17	700
USD	167,826	EUR	158,000	Nomura International PLC	4/26/17	(1,329)
USD	9,999	GBP	8,000	Bank of America N.A.	4/26/17	(10)
USD	6,240	GBP	5,000	Bank of America N.A.	4/26/17	(15)
USD	117,814	GBP	94,000	Barclays Bank PLC	4/26/17	211
USD	47,659	GBP	38,000	BNP Paribas S.A.	4/26/17	117
USD	12,268	GBP	10,000	Goldman Sachs International	4/26/17	(243)
USD	20,016	GBP	16,000	Goldman Sachs International	4/26/17	(1)
USD	58,796	GBP	47,000	Goldman Sachs International	4/26/17	(6)
USD	45,364	GBP	37,000	Nomura International PLC	4/26/17	(926)
USD	185,873	HKD	1,442,000	Barclays Bank PLC	4/26/17	223
USD	13,533	HKD	105,000	Barclays Bank PLC	4/26/17	14
USD	13,930	HKD	108,000	BNP Paribas S.A.	4/26/17	25
USD	114,407	HKD	888,000	Nomura International PLC	4/26/17	81
USD	118,590	HKD	919,000	UBS AG	4/26/17	274
USD	127,967	HKD	992,000	UBS AG	4/26/17	252
USD	91,193	HKD	707,000	UBS AG	4/26/17	170
USD	761,908	IDR	10,291,847,000	Nomura International PLC	4/26/17	(8,636)
USD	89,273	JPY	10,148,000	Bank of America N.A.	4/26/17	(1,869)
USD	187,330	JPY	21,414,000	Bank of America N.A.	4/26/17	(4,994)
USD	30,708	JPY	3,519,000	Bank of America N.A.	4/26/17	(897)
USD	96,432	JPY	11,069,000	Bank of America N.A.	4/26/17	(2,981)
USD	129,350	JPY	14,555,000	Bank of America N.A.	4/26/17	(1,372)
USD	100,399	JPY	11,271,000	Bank of America N.A.	4/26/17	(829)
USD	19,700	JPY	2,187,000	Bank of America N.A.	4/26/17	58
USD	233,114	JPY	26,224,000	Bank of America N.A.	4/26/17	(2,409)
USD	70,384	JPY	7,923,000	Bank of America N.A.	4/26/17	(775)
USD	52,590	JPY	5,965,000	Bank of America N.A.	4/26/17	(983)
USD	42,160	JPY	4,804,000	Bank of America N.A.	4/26/17	(986)
USD	10,746	JPY	1,232,000	Bank of America N.A.	4/26/17	(319)
USD	117,069	JPY	13,253,000	Bank of America N.A.	4/26/17	(1,960)
USD	33,598	JPY	3,828,000	Bank of America N.A.	4/26/17	(782)
USD	5,776	JPY	649,000	Barclays Bank PLC	4/26/17	(53)
USD	50,512	JPY	5,676,000	BNP Paribas S.A.	4/26/17	(465)
USD	193,144	JPY	21,544,000	Goldman Sachs International	4/26/17	(348)
USD	69,271	JPY	7,781,000	Nomura International PLC	4/26/17	(612)
USD	203,281	PHP	10,223,000	Nomura International PLC	4/26/17	(257)
USD	2,371	SEK	21,000	Barclays Bank PLC	4/26/17	17
USD	59,478	SEK	521,000	Deutsche Bank AG	4/26/17	1,064
USD	9,796	SEK	88,000	Goldman Sachs International	4/26/17	(70)
USD	12,110	SEK	106,000	Goldman Sachs International	4/26/17	226
USD	83,369	SEK	733,000	Goldman Sachs International	4/26/17	1,187
USD	16,611	SEK	149,000	Royal Bank of Canada	4/26/17	(94)
USD	38,887	SGD	55,000	Citibank N.A.	4/26/17	(482)
USD	23,234	SGD	33,000	UBS AG	4/26/17	(387)
Total						$(1,424)

6	MASTER INVESTMENT PORTFOLIO	MARCH 31, 2017

Schedule of Investments (continued)	LifePath Dynamic 2030 Master Portfolio

Portfolio Abbreviations

AUD	Australian Dollar
CAD	Canadian Dollar
CHF	Swiss Franc
CVA	Certificaten Van Aandelen (Dutch Certificate)
ETF	Exchange-Traded Fund
EUR	Euro
GBP	British Pound
HKD	Hong Kong Dollar
IDR	Indonesian Rupiah
ILS	Israeli New Shekel
JPY	Japanese Yen
MSCI	Morgan Stanley Capital International
NOK	Norwegian Krone
NZD	New Zealand Dollar
PHP	Philippine Peso
SEK	Swedish Krona
SGD	Singapore Dollar
S&P	Standard and Poor’s
USD	U.S. Dollar

MASTER INVESTMENT PORTFOLIO	MARCH 31, 2017	7

Schedule of Investments (continued)	LifePath Dynamic 2030 Master Portfolio

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the LifePath Master Portfolio has the ability to access

•

Level 2 — other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the LifePath Master Portfolio’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the BlackRock Global Valuation Methodologies Committee (the “Global Valuation Committee”) in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. Level 3 investments may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the Global Valuation Committee in the absence of market information.

Changes in valuation techniques may result in transfers into or out of an assigned level within the hierarchy. In accordance with the LifePath Master Portfolio’s policy, transfers between different levels of the fair value hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments and derivative financial instruments is based on the pricing transparency of the investments and derivative financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the LifePath Master Portfolio’s policy regarding valuation of investments and derivative financial instruments, refer to the LifePath Master Portfolio’s most recent financial statements as contained in its annual report.

The following tables summarize the LifePath Master Portfolio’s investments and derivative financial instruments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Affiliated Investment Companies:
Equity Funds	$72,984,958	—	—	$72,984,958
Fixed Income Fund	16,042,287	—	—	16,042,287
Short-Term Securities	1,473,809	—	—	1,473,809
Common Stocks:
Equity Real Estate Investment Trusts (REITs)	271,216	$766,501	—	1,037,717
Health Care Providers & Services	249,127	—	—	249,127
Hotels, Restaurants & Leisure	177,894	—	—	177,894
Household Durables	161,572	300,079	—	461,651
Real Estate Investment Trusts (REITs)	17,075,478	5,639,999	—	22,715,477
Real Estate Management & Development	1,098,929	4,782,534	—	5,881,463
Road & Rail	—	168,552	—	168,552

8	MASTER INVESTMENT PORTFOLIO	MARCH 31, 2017

Schedule of Investments (concluded)	LifePath Dynamic 2030 Master Portfolio

	Level 1	Level 2	Level 3	Total
Subtotal	$109,535,270	$11,657,665	—	$121,192,935

Investments Valued at NAV[1]				295,704,658

Total				$416,897,593

Derivative Financial Instruments[2]
Assets:
Equity contracts	$1,068,426	—	—	$1,068,426
Forward foreign currency contracts	298,424	$62,422		360,846
Liabilities:
Equity contracts	(45,007)	—	—	(45,007)
Forward foreign currency contracts	(198,900)	(63,846)		(262,746)

Total	$1,122,943	$(1,424)	—	$1,121,519

[1]     As of March 31, 2017, certain investments of the LifePath Master Portfolio were fair valued using net asset value (“NAV”) per share as no quoted market value is available and therefore have been excluded from the fair value hierarchy.

[2] Derivative financial instruments are futures contracts and forward foreign currency exchange contracts, which are valued at the unrealized appreciation (depreciation) on the instrument.

During the period ended March 31, 2017, there were no transfers between levels.

MASTER INVESTMENT PORTFOLIO	MARCH 31, 2017	9

Schedule of Investments March 31, 2017 (Unaudited)	LifePath Dynamic 2035 Master Portfolio (Percentages shown are based on Net Assets)

Affiliated Investment Companies (a)	Shares/ Investment Value	Value
Equity Funds — 65.0%
Active Stock Master Portfolio	$17,745,105	$17,745,105
BlackRock Commodity Strategies Fund	259,682	1,929,438
BlackRock Tactical Opportunities Fund	107,928	1,453,792
International Tilts Master Portfolio	$5,354,088	5,354,088
iShares Edge MSCI Multifactor Intl ETF	79,124	1,979,683
iShares Edge MSCI Multifactor USA ETF (b)	108,297	3,025,818
iShares MSCI EAFE Small-Cap ETF (b)	27,926	1,511,914

		32,999,838
Fixed Income Funds — 17.6%
CoreAlpha Bond Master Portfolio	$5,118,155	5,118,155
iShares TIPS Bond ETF	9,950	1,140,767
Master Total Return Portfolio	$2,681,907	2,681,907

		8,940,829
Short-Term Securities — 10.3%
BlackRock Cash Funds: Institutional, SL Agency Shares, 1.11% (c)(d)	1,537,677	1,538,292
BlackRock Cash Funds: Treasury, SL Agency Shares, 0.68% (d)	3,717,659	3,717,659

		5,255,951
Total Affiliated Investment Companies — 92.9%		47,196,618

Common Stocks
Equity Real Estate Investment Trusts (REITs) — 0.3%
Ichigo Hotel REIT Investment Corp.	41	41,937
Invitation Homes, Inc. (e)	1,889	41,237
New South Resources Ltd. (e)	70,443	76,974

		160,148
Health Care Providers & Services — 0.1%
Brookdale Senior Living, Inc. (e)	2,962	39,780
Hotels, Restaurants & Leisure — 0.1%
Hilton Worldwide Holdings, Inc.	476	27,827
Household Durables — 0.1%
Iida Group Holdings Co. Ltd.	3,000	46,166
Kaufman & Broad SA	704	25,910

		72,076
Real Estate Investment Trusts (REITs) — 7.0%
Agree Realty Corp.	560	26,858

Common Stocks	Shares	Value
Real Estate Investment Trusts (REITs) (continued)
Alexandria Real Estate Equities, Inc.	1,073	$118,588
American Campus Communities, Inc.	975	46,400
AvalonBay Communities, Inc.	247	45,349
Boston Properties, Inc.	744	98,513
British Land Co. PLC	12,980	99,220
Capital & Regional PLC	35,377	24,821
Colony Starwood Homes	1,227	41,657
CyrusOne, Inc.	785	40,404
DiamondRock Hospitality Co.	6,171	68,807
EPR Properties	990	72,894
Equinix, Inc.	106	42,439
Essex Property Trust, Inc.	451	104,420
Eurocommercial Properties NV CVA	847	30,331
Extra Space Storage, Inc.	1,495	111,213
Federal Realty Investment Trust	864	115,344
First Industrial Realty Trust, Inc.	1,755	46,736
Gecina SA	399	54,100
GGP, Inc.	3,109	72,067
Great Portland Estates PLC	3,001	24,495
Hammerson PLC	6,121	43,767
HCP, Inc.	4,159	130,093
Highwoods Properties, Inc.	789	38,763
Host Hotels & Resorts, Inc.	4,457	83,168
Ichigo Office REIT Investment Corp.	83	52,281
Japan Hotel REIT Investment Corp.	70	48,356
Japan Rental Housing Investments, Inc.	54	39,678
Kenedix Retail REIT Corp.	6	13,473
Kilroy Realty Corp.	900	64,872
Liberty Property Trust	1,385	53,392
Link REIT	13,500	94,618
Macerich Co.	822	52,937
Mid-America Apartment Communities, Inc.	582	59,213
NSI NV	9,140	37,540
Prologis, Inc.	2,476	128,455
Public Storage	180	39,404
Regency Centers Corp.	1,285	85,311
Retail Properties of America, Inc., Class A	5,046	72,763
RioCan Real Estate Investment Trust	3,076	60,602
Scentre Group	33,294	109,149
Simon Property Group, Inc.	1,047	180,115
SL Green Realty Corp.	369	39,343
STAG Industrial, Inc.	2,141	53,568
Sun Communities, Inc.	588	47,234
UDR, Inc.	2,730	98,990
Unibail-Rodamco SE	425	99,097
Vastned Retail NV	1,190	45,003
Ventas, Inc.	2,188	142,307
VEREIT, Inc.	6,241	52,986

MASTER INVESTMENT PORTFOLIO	MARCH 31, 2017	1

Schedule of Investments (continued)	LifePath Dynamic 2035 Master Portfolio

Common Stocks	Shares	Value
Real Estate Investment Trusts (REITs) (continued)
Welltower, Inc.	393	$27,832
Westfield Corp.	25,328	171,813

		3,550,779
Real Estate Management & Development — 1.8%
BUWOG AG	2,303	58,036
Cheung Kong Property Holdings Ltd.	17,500	118,052
Deutsche Wohnen AG, Bearer Shares	1,464	48,212
First Capital Realty, Inc.	2,898	43,649
Howard Hughes Corp. (e)	402	47,134
Intiland Development Tbk PT	733,700	22,905
Kungsleden AB (e)	1,846	10,507
Kungsleden AB	9,232	52,870
LEG Immobilien AG	389	31,886
Mega Manunggal Property Tbk PT (e)	1,066,000	45,198
Mitsui Fudosan Co. Ltd.	6,000	128,111
Sun Hung Kai Properties Ltd.	3,000	44,101
Takara Leben Co., Ltd.	18,200	81,358

Common Stocks	Shares	Value
Real Estate Management & Development (continued)
Unizo Holdings Co., Ltd.	4,600	$113,517
Vonovia SE	2,048	72,155

		917,691
Road & Rail — 0.1%
MTR Corp. Ltd.	5,000	28,092
Total Common Stocks — 9.5%		4,796,393
Total Investments (Cost — $49,097,811*) — 102.4%		51,993,011
Liabilities in Excess of Other Assets — (2.4)%		(1,207,471)

Net Assets — 100.0%		$50,785,540

*	As of March 31, 2017, gross unrealized appreciation and depreciation based on cost for U.S. federal income tax purposes were as follows:

Tax cost	$49,624,619

Gross unrealized appreciation	$6,814,040
Gross unrealized depreciation	(4,445,648)

Net unrealized appreciation	$2,368,392

Notes to Schedule of Investments

(a)	During the period ended March 31, 2017, investments in issuers considered to be affiliates of the LifePath Master Portfolio for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares/ Investment Value Held at December 31, 2016	Shares/ Investment Value Purchased		Shares/ Investment Value Sold	Shares/ Investment Value Held at March 31, 2017	Value at March 31, 2017	Income		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)
Active Stock Master Portfolio	$19,020,143	—		$(1,275,038)[1]	$17,745,105	$17,745,105	$53,497		$506,847	$965,929
BlackRock Cash Funds: Institutional, SL Agency Shares	171,309	1,366,368	[2]	—	1,537,677	1,538,292	880	[3]	(2)	30
BlackRock Cash Funds: Treasury, SL Agency Shares	4,916,810	—		(1,199,151)[1]	3,717,659	3,717,659	4,068		—	—
BlackRock Commodity Strategies Fund	316,505	8,264		(65,087)	259,682	1,929,438	—		(121,360)	139,592
BlackRock Tactical Opportunities Fund	127,639	—		(19,711)	107,928	1,453,792	—		(1,577)	8,259
CoreAlpha Bond Master Portfolio	$5,654,731	—		$(536,576)[1]	$5,118,155	5,118,155	27,758		(715)	22,513
International Tilts Master Portfolio	$7,041,872	—		$(1,687,784)[1]	$5,354,088	5,354,088	36,837		123,742	407,826
iShares Core S&P 500 ETF*	744	—		(744)	—	—	—		3,909	(3,545)
iShares Edge MSCI Multifactor Intl ETF	73,013	6,111		—	79,124	1,979,683	—		—	133,518

2	MASTER INVESTMENT PORTFOLIO	MARCH 31, 2017

Schedule of Investments (continued)	LifePath Dynamic 2035 Master Portfolio

Affiliate	Shares/ Investment Value Held at December 31, 2016	Shares/ Investment Value Purchased	Shares/ Investment Value Sold	Shares/ Investment Value Held at March 31, 2017	Value at March 31, 2017	Income	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)
iShares Edge MSCI Multifactor USA ETF	172,050	2,117	(65,870)	108,297	3,025,818	13,258	60,826	122,828
iShares MSCI EAFE Small-Cap ETF	27,050	3,374	(2,498)	27,926	1,511,914	—	3,133	109,538
iShares TIPS Bond ETF	11,036	1,123	(2,209)	9,950	1,140,767	—	(1,181)	17,615
Master Total Return Portfolio	$1,765,193	$916,714	—	$2,681,907	2,681,907	18,177	(9,222)	28,586
Total					$47,196,618	$154,475	$564,400	$1,952,689

*	No longer held by the LifePath Master Portfolio as of period end.
[1]	Represents net shares/investment value sold.
[2]	Represents net shares/investment value purchased.
[3]

Represents lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

(b)	Security, or a portion of the security, is on loan.

(c)	All or a portion of security was purchased with the cash collateral from loaned securities.

(d)	Current yield as of period end.

(e)	Non-income producing security.

•

For compliance purposes, the LifePath Master Portfolio’s industry classifications refer to one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by the investment adviser. These definitions may not apply for purposes of this report, which may combine such industry sub-classifications for reporting ease.

Derivative Financial Instruments Oustanding as of Period End

Futures Contracts

Contracts Long (Short)	Issue	Expiration	Notional Value	Unrealized Appreciation (Depreciation)
10	CAC 40 Index	April 2017	$545,722	$14,693
(8)	AUD Currency	June 2017	$610,880	(5,083)
10	CAD Currency	June 2017	$753,300	8,850
2	DAX Index	June 2017	$657,655	17,318
19	EUR Currency	June 2017	$2,546,475	27,593
(6)	JPY Currency	June 2017	$675,862	(18,909)
59	MSCI Emerging Markets Mini Index	June 2017	$2,836,130	69,316
14	Russell 2000 Mini Index	June 2017	$969,080	15,230
(13)	S&P 500 E-Mini Index	June 2017	$1,533,480	8,123
6	S&P/TSX 60 Index	June 2017	$823,040	94
Total				$137,225

Forward Foreign Currency Exchange Contracts

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
AUD	13,000	USD	9,951	Barclays Bank PLC	4/26/17	$(37)
AUD	83,000	USD	63,247	Goldman Sachs International	4/26/17	45
AUD	9,000	USD	6,859	Goldman Sachs International	4/26/17	4
AUD	15,000	USD	11,485	Royal Bank of Canada	4/26/17	(46)
CAD	117,000	USD	89,613	Barclays Bank PLC	4/26/17	(1,854)
CAD	16,000	USD	12,232	BNP Paribas S.A.	4/26/17	(231)
CAD	6,000	USD	4,473	Citibank N.A.	4/26/17	28
CHF	50,000	USD	50,225	Nomura International PLC	4/26/17	(210)
EUR	19,000	USD	20,151	Bank of America N.A.	4/26/17	191
EUR	1,000	USD	1,079	Bank of America N.A.	4/26/17	(8)
EUR	25,000	USD	26,439	Bank of America N.A.	4/26/17	326
EUR	67,000	USD	72,365	Barclays Bank PLC	4/26/17	(635)

MASTER INVESTMENT PORTFOLIO	MARCH 31, 2017	3

Schedule of Investments (continued)	LifePath Dynamic 2035 Master Portfolio

Forward Foreign Currency Exchange Contracts (continued)

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
EUR	10,000	USD	10,692	Barclays Bank PLC	4/26/17	$14
EUR	18,000	USD	19,254	BNP Paribas S.A.	4/26/17	17
EUR	51,000	USD	54,452	BNP Paribas S.A.	4/26/17	149
EUR	18,000	USD	19,145	BNP Paribas S.A.	4/26/17	126
EUR	12,000	USD	12,742	BNP Paribas S.A.	4/26/17	106
EUR	31,000	USD	33,242	Citibank N.A.	4/26/17	(54)
EUR	1,000	USD	1,068	Goldman Sachs International	4/26/17	2
EUR	5,000	USD	5,343	Goldman Sachs International	4/26/17	10
EUR	16,000	USD	17,229	Goldman Sachs International	4/26/17	(99)
EUR	2,000	USD	2,148	Goldman Sachs International	4/26/17	(7)
EUR	6,000	USD	6,342	Nomura International PLC	4/26/17	81
GBP	3,000	USD	3,693	Barclays Bank PLC	4/26/17	60
GBP	68,000	USD	84,310	Goldman Sachs International	4/26/17	764
GBP	4,000	USD	4,914	Goldman Sachs International	4/26/17	90
GBP	2,000	USD	2,507	Goldman Sachs International	4/26/17	(5)
GBP	7,000	USD	8,659	Royal Bank of Canada	4/26/17	98
HKD	13,000	USD	1,675	Barclays Bank PLC	4/26/17	(1)
HKD	18,000	USD	2,319	Barclays Bank PLC	4/26/17	(2)
HKD	250,000	USD	32,225	Barclays Bank PLC	4/26/17	(39)
HKD	57,000	USD	7,348	Barclays Bank PLC	4/26/17	(9)
HKD	102,000	USD	13,165	Barclays Bank PLC	4/26/17	(33)
HKD	17,000	USD	2,190	Barclays Bank PLC	4/26/17	(2)
HKD	53,000	USD	6,836	Citibank N.A.	4/26/17	(13)
HKD	50,000	USD	6,439	Citibank N.A.	4/26/17	(2)
HKD	32,000	USD	4,124	Nomura International PLC	4/26/17	(5)
HKD	506,000	USD	65,273	Nomura International PLC	4/26/17	(128)
HKD	680,000	USD	87,670	Nomura International PLC	4/26/17	(124)
HKD	9,000	USD	1,160	Royal Bank of Canada	4/26/17	(1)
HKD	37,000	USD	4,773	UBS AG	4/26/17	(9)
IDR	64,646,000	USD	4,818	Bank of America N.A.	4/26/17	22
IDR	45,516,000	USD	3,402	BNP Paribas S.A.	4/26/17	6
IDR	72,432,000	USD	5,338	Citibank N.A.	4/26/17	85
IDR	69,637,000	USD	5,185	Citibank N.A.	4/26/17	28
IDR	69,033,000	USD	5,148	JPMorgan Chase Bank N.A.	4/26/17	21
IDR	106,718,000	USD	8,009	JPMorgan Chase Bank N.A.	4/26/17	(20)
IDR	228,557,000	USD	16,993	Nomura International PLC	4/26/17	119
IDR	98,691,000	USD	7,357	Nomura International PLC	4/26/17	32
ILS	22,000	USD	5,792	BNP Paribas S.A.	4/26/17	272
JPY	10,591,000	USD	93,160	Bank of America N.A.	4/26/17	1,960
JPY	1,634,000	USD	14,539	Barclays Bank PLC	4/26/17	136
JPY	2,975,000	USD	26,269	Barclays Bank PLC	4/26/17	450
JPY	348,000	USD	3,044	Citibank N.A.	4/26/17	82
JPY	831,000	USD	7,420	Citibank N.A.	4/26/17	43
JPY	259,000	USD	2,265	Nomura International PLC	4/26/17	61
JPY	1,367,000	USD	12,051	Royal Bank of Canada	4/26/17	226
JPY	528,000	USD	4,655	Royal Bank of Canada	4/26/17	88
JPY	15,840,000	USD	140,665	Royal Bank of Canada	4/26/17	1,597
NOK	19,000	USD	2,248	Barclays Bank PLC	4/26/17	(35)
NZD	8,000	USD	5,736	BNP Paribas S.A.	4/26/17	(147)
PHP	405,000	USD	8,087	BNP Paribas S.A.	4/26/17	(24)
PHP	722,000	USD	14,378	Citibank N.A.	4/26/17	(3)
PHP	467,000	USD	9,323	Citibank N.A.	4/26/17	(25)
PHP	166,000	USD	3,322	Citibank N.A.	4/26/17	(17)

4	MASTER INVESTMENT PORTFOLIO	MARCH 31, 2017

Schedule of Investments (continued)	LifePath Dynamic 2035 Master Portfolio

Forward Foreign Currency Exchange Contracts (continued)

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
SEK	220,000	USD	24,920	Citibank N.A.	4/26/17	$(254)
SEK	10,000	USD	1,123	Goldman Sachs International	4/26/17	(2)
SGD	19,000	USD	13,428	Bank of America N.A.	4/26/17	172
SGD	74,000	USD	52,205	Barclays Bank PLC	4/26/17	763
SGD	35,000	USD	24,501	Barclays Bank PLC	4/26/17	552
SGD	42,000	USD	29,694	Barclays Bank PLC	4/26/17	369
SGD	21,000	USD	14,701	BNP Paribas S.A.	4/26/17	331
USD	25,073	AUD	33,000	Bank of America N.A.	4/26/17	(91)
USD	51,926	AUD	69,000	Barclays Bank PLC	4/26/17	(690)
USD	2,266	AUD	3,000	Citibank N.A.	4/26/17	(22)
USD	8,434	AUD	11,000	Goldman Sachs International	4/26/17	46
USD	63,522	AUD	83,000	Goldman Sachs International	4/26/17	230
USD	5,287	AUD	7,000	Goldman Sachs International	4/26/17	(51)
USD	761	CAD	1,000	Bank of America N.A.	4/26/17	11
USD	10,410	CAD	14,000	Bank of America N.A.	4/26/17	(91)
USD	9,779	CAD	13,000	Bank of America N.A.	4/26/17	28
USD	14,282	CAD	19,000	Bank of America N.A.	4/26/17	30
USD	2,247	CAD	3,000	Bank of America N.A.	4/26/17	(3)
USD	29,829	CAD	39,000	Goldman Sachs International	4/26/17	576
USD	6,006	CHF	6,000	Barclays Bank PLC	4/26/17	4
USD	11,867	EUR	11,000	Bank of America N.A.	4/26/17	90
USD	3,179	EUR	3,000	Barclays Bank PLC	4/26/17	(32)
USD	24,883	EUR	23,000	Barclays Bank PLC	4/26/17	259
USD	240,714	EUR	224,000	Citibank N.A.	4/26/17	899
USD	8,656	EUR	8,000	Goldman Sachs International	4/26/17	92
USD	1,059	EUR	1,000	Nomura International PLC	4/26/17	(11)
USD	72,354	EUR	67,000	Nomura International PLC	4/26/17	624
USD	25,493	EUR	24,000	Nomura International PLC	4/26/17	(202)
USD	2,104	EUR	2,000	Nomura International PLC	4/26/17	(37)
USD	1,059	EUR	1,000	Nomura International PLC	4/26/17	(11)
USD	1,248	GBP	1,000	Bank of America N.A.	4/26/17	(3)
USD	16,293	GBP	13,000	Barclays Bank PLC	4/26/17	29
USD	27,521	GBP	22,000	BNP Paribas S.A.	4/26/17	(3)
USD	3,762	GBP	3,000	Goldman Sachs International	4/26/17	8
USD	3,680	GBP	3,000	Goldman Sachs International	4/26/17	(73)
USD	6,130	GBP	5,000	Nomura International PLC	4/26/17	(125)
USD	2,509	GBP	2,000	Nomura International PLC	4/26/17	6
USD	26,553	HKD	206,000	Barclays Bank PLC	4/26/17	32
USD	3,351	HKD	26,000	Barclays Bank PLC	4/26/17	4
USD	17,908	HKD	139,000	Nomura International PLC	4/26/17	13
USD	10,834	HKD	84,000	Royal Bank of Canada	4/26/17	20
USD	22,324	HKD	173,000	UBS AG	4/26/17	51
USD	76,488	HKD	593,000	UBS AG	4/26/17	143
USD	120,796	IDR	1,631,719,000	Nomura International PLC	4/26/17	(1,369)
USD	24,324	JPY	2,765,000	Bank of America N.A.	4/26/17	(509)
USD	19,185	JPY	2,193,000	Bank of America N.A.	4/26/17	(511)
USD	7,653	JPY	877,000	Bank of America N.A.	4/26/17	(224)
USD	13,922	JPY	1,598,000	Bank of America N.A.	4/26/17	(430)
USD	46,625	JPY	5,245,000	Bank of America N.A.	4/26/17	(482)
USD	24,518	JPY	2,760,000	Bank of America N.A.	4/26/17	(270)
USD	7,512	JPY	852,000	Bank of America N.A.	4/26/17	(140)
USD	6,679	JPY	761,000	Bank of America N.A.	4/26/17	(155)
USD	2,687	JPY	308,000	Bank of America N.A.	4/26/17	(80)

MASTER INVESTMENT PORTFOLIO	MARCH 31, 2017	5

Schedule of Investments (continued)	LifePath Dynamic 2035 Master Portfolio

Forward Foreign Currency Exchange Contracts (continued)

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD	115,169	JPY	13,038,000	Bank of America N.A.	4/26/17	$(1,928)
USD	19,756	JPY	2,223,000	Bank of America N.A.	4/26/17	(210)
USD	15,384	JPY	1,727,000	Bank of America N.A.	4/26/17	(126)
USD	3,414	JPY	379,000	Bank of America N.A.	4/26/17	10
USD	8,695	JPY	977,000	BNP Paribas S.A.	4/26/17	(80)
USD	17,129	JPY	1,924,000	Nomura International PLC	4/26/17	(151)
USD	26,252	JPY	2,997,000	Nomura International PLC	4/26/17	(665)
USD	34,997	PHP	1,760,000	Nomura International PLC	4/26/17	(44)
USD	677	SEK	6,000	Barclays Bank PLC	4/26/17	5
USD	2,340	SEK	21,000	Barclays Bank PLC	4/26/17	(14)
USD	9,475	SEK	83,000	Deutsche Bank AG	4/26/17	170
USD	1,942	SEK	17,000	Goldman Sachs International	4/26/17	36
USD	14,445	SEK	127,000	Goldman Sachs International	4/26/17	206
USD	1,013	SEK	9,000	Goldman Sachs International	4/26/17	4
USD	20,418	SGD	29,000	UBS AG	4/26/17	(340)
Total						$(102)

Portfolio Abbreviations

AUD	Australian Dollar
CAD	Canadian Dollar
CHF	Swiss Franc
CVA	Certificaten Van Aandelen (Dutch Certificate)
ETF	Exchange-Traded Fund
EUR	Euro
GBP	British Pound
HKD	Hong Kong Dollar
IDR	Indonesian Rupiah
ILS	Israeli New Shekel
JPY	Japanese Yen
MSCI	Morgan Stanley Capital International
NOK	Norwegian Krone
NZD	New Zealand Dollar
OTC	Over-the-Counter
PHP	Philippine Peso
REIT	Real Estate Investment Trust
SEK	Swedish Krona
SGD	Singapore Dollar
S&P	Standard and Poor’s
USD	U.S. Dollar

6	MASTER INVESTMENT PORTFOLIO	MARCH 31, 2017

Schedule of Investments (continued)	LifePath Dynamic 2035 Master Portfolio

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the LifePath Master Portfolio has the ability to access

•

Level 2 — other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the LifePath Master Portfolio’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the BlackRock Global Valuation Methodologies Committee (the “Global Valuation Committee”) in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. Level 3 investments may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the Global Valuation Committee in the absence of market information.

Changes in valuation techniques may result in transfers into or out of an assigned level within the hierarchy. In accordance with the LifePath Master Portfolio’s policy, transfers between different levels of the fair value hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments and derivative financial instruments is based on the pricing transparency of the investments and derivative financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the LifePath Master Portfolio’s policy regarding valuation of investments and derivative financial instruments, refer to the LifePath Master Portfolio’s most recent financial statements as contained in its annual report.

The following tables summarize the LifePath Master Portfolio’s investments and derivative financial instruments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Equity Funds	$9,900,645	—	—	$9,900,645
Fixed Income Fund	1,140,767	—	—	1,140,767
Short-Term Securities	5,255,951	—	—	5,255,951
Common Stocks:
Equity Real Estate Investment Trusts (REITs)	41,237	$118,911	—	160,148
Health Care Providers & Services	39,780	—	—	39,780
Hotels, Restaurants & Leisure	27,827	—	—	27,827
Household Durables	25,910	46,166	—	72,076
Real Estate Investment Trusts (REITs)	2,670,401	880,378	—	3,550,779
Real Estate Management & Development	169,393	748,298	—	917,691
Road & Rail	—	28,092	—	28,092

Subtotal	$19,271,911	$1,821,845	—	$21,093,756

Investments Valued at NAV[1]				30,899,255

Total				$51,993,011

MASTER INVESTMENT PORTFOLIO	MARCH 31, 2017	7

Schedule of Investments (concluded)	LifePath Dynamic 2035 Master Portfolio

	Level 1	Level 2	Level 3	Total
Derivative Financial Instruments [2]
Assets:
Equity contracts	$124,774	—	—	$124,774
Forward foreign currency contracts	36,443	$13,153	—	49,596
Liabilities:
Forward foreign currency contracts	(23,992)	(13,255)	—	(37,247)

Total	$137,225	$(102)	—	$137,123

[1]    As of March 31, 2017, certain investments of the LifePath Master Portfolio were fair valued using net asset value (“NAV”) per share as no quoted market value is available and therefore have been excluded from the fair value hierarchy.

[2]    Derivative financial instruments are swaps, futures contracts, forward foreign currency exchange contracts, and options written. Swaps, futures contracts and forward foreign currency exchange contracts are valued at the unrealized appreciation (depreciation) on the instrument and options written are shown at value.

During the period ended March 31, 2017, there were no transfers between levels.

8	MASTER INVESTMENT PORTFOLIO	MARCH 31, 2017

Schedule of Investments March 31, 2017 (Unaudited)	LifePath Dynamic 2040 Master Portfolio (Percentages shown are based on Net Assets)

Affiliated Investment Companies (a)	Shares/ Investment Value	Value
Equity Funds — 77.5%
Active Stock Master Portfolio	$136,976,394	$136,976,394
BlackRock Commodity Strategies Fund	1,807,465	13,429,466
BlackRock Tactical Opportunities Fund	735,328	9,904,870
International Tilts Master Portfolio	$50,453,812	50,453,812
iShares Edge MSCI Multifactor Intl ETF (b)	529,366	13,244,737
iShares Edge MSCI Multifactor USA ETF	904,282	25,265,639
iShares MSCI EAFE Small-Cap ETF (b)	138,933	7,521,833

		256,796,751
Fixed Income Funds — 8.9%
CoreAlpha Bond Master Portfolio	$12,352,646	12,352,646
iShares TIPS Bond ETF	29,554	3,388,366
Master Total Return Portfolio	$13,863,211	13,863,211

		29,604,223
Short-Term Securities — 1.1%
BlackRock Cash Funds: Institutional, SL Agency Shares, 1.11% (c)(d)	1,981,813	1,982,606
BlackRock Cash Funds: Treasury, SL Agency Shares, 0.68% (d)	1,486,800	1,486,800

		3,469,406
Total Affiliated Investment Companies — 87.5%		289,870,380

Common Stocks
Equity Real Estate Investment Trusts (REITs) — 0.3%
Ichigo Hotel REIT Investment Corp.	345	352,883
New South Resources Ltd. (e)	587,316	641,771

		994,654
Health Care Providers & Services — 0.1%
Brookdale Senior Living, Inc. (e)	23,966	321,863
Hotels, Restaurants & Leisure — 0.1%
Hilton Worldwide Holdings, Inc.	3,975	232,378
Household Durables — 0.2%
Iida Group Holdings Co. Ltd.	25,600	393,950
Kaufman & Broad SA	5,669	208,645

		602,595
Real Estate Investment Trusts (REITs) — 9.0%
Agree Realty Corp.	4,666	223,781

Common Stocks	Shares	Value
Real Estate Investment Trusts (REITs) (continued)
Alexandria Real Estate Equities, Inc.	8,932	$987,165
American Campus Communities, Inc.	8,114	386,145
AvalonBay Communities, Inc.	2,054	377,114
Boston Properties, Inc.	6,188	819,353
British Land Co. PLC	109,350	835,881
Capital & Regional PLC	307,550	215,785
Colony Starwood Homes	10,246	347,852
CyrusOne, Inc.	6,536	336,408
DiamondRock Hospitality Co.	51,536	574,626
EPR Properties	8,299	611,055
Equinix, Inc.	881	352,726
Essex Property Trust, Inc.	3,754	869,164
Eurocommercial Properties NV CVA	6,910	247,445
Extra Space Storage, Inc.	12,403	922,659
Federal Realty Investment Trust	7,187	959,464
First Industrial Realty Trust, Inc.	14,839	395,163
Gecina SA	3,295	446,765
GGP, Inc.	25,870	599,667
Great Portland Estates PLC	25,008	204,119
Hammerson PLC	51,020	364,812
HCP, Inc.	34,612	1,082,663
Highwoods Properties, Inc.	6,753	331,775
Host Hotels & Resorts, Inc.	36,796	686,613
Ichigo Office REIT Investment Corp.	692	435,882
Invitation Homes, Inc. (e)	16,127	352,052
Japan Hotel REIT Investment Corp.	586	404,807
Japan Rental Housing Investments, Inc.	452	332,122
Kenedix Retail REIT Corp.	45	101,050
Kilroy Realty Corp.	7,557	544,709
Liberty Property Trust	11,498	443,248
Link REIT	113,500	795,493
Macerich Co.	6,842	440,625
Mid-America Apartment Communities, Inc.	4,842	492,625
NSI NV	75,898	311,727
Prologis, Inc.	20,607	1,069,091
Public Storage	1,541	337,340
Regency Centers Corp.	10,691	709,775
Retail Properties of America, Inc., Class A	41,992	605,525
RioCan Real Estate Investment Trust	25,591	504,180
Scentre Group	278,059	911,570
Simon Property Group, Inc.	8,711	1,498,553
SL Green Realty Corp.	3,075	327,857
STAG Industrial, Inc.	17,813	445,681
Sun Communities, Inc.	4,901	393,697
UDR, Inc.	22,719	823,791
Unibail-Rodamco SE	3,544	826,357
Vastned Retail NV	10,060	380,450

MASTER INVESTMENT PORTFOLIO	MARCH 31, 2017	1

Schedule of Investments (continued)	LifePath Dynamic 2040 Master Portfolio

Common Stocks	Shares	Value
Real Estate Investment Trusts (REITs) (continued)
Ventas, Inc.	18,209	$1,184,313
VEREIT, Inc.	51,934	440,920
Welltower, Inc.	3,273	231,794
Westfield Corp.	210,828	1,430,161

		29,953,595
Real Estate Management & Development — 2.3%
BUWOG AG	19,019	479,282
Cheung Kong Property Holdings Ltd.	147,000	991,636
Deutsche Wohnen AG, Bearer Shares	12,186	401,303
First Capital Realty, Inc.	24,471	368,578
Howard Hughes Corp. (e)	3,341	391,732
Intiland Development Tbk PT	6,069,900	189,492
Kungsleden AB (e)	15,419	87,758
Kungsleden AB	77,098	441,530
LEG Immobilien AG	3,239	265,501
Mega Manunggal Property Tbk PT (e)	8,738,700	370,520
Mitsui Fudosan Co. Ltd.	47,000	1,003,536
Sun Hung Kai Properties Ltd.	29,000	426,307
Takara Leben Co., Ltd.	151,300	676,340

Common Stocks	Shares	Value
Real Estate Management & Development (continued)
Unizo Holdings Co., Ltd.	37,800	$932,813
Vonovia SE	17,061	601,091

		7,627,419
Road & Rail — 0.1%
MTR Corp. Ltd.	39,000	219,118
Total Common Stocks — 12.1%		39,951,622
Total Investments (Cost — $296,937,206*) — 99.6%		329,822,002
Other Assets Less Liabilities — 0.4%		1,390,208

Net Assets — 100.0%		$331,212,210

*	As of March 31, 2017, gross unrealized appreciation and depreciation based on cost for U.S. federal income tax purposes were as follows:

Tax cost	$295,942,620

Gross unrealized appreciation	$54,624,689
Gross unrealized depreciation	(20,745,307)

Net unrealized appreciation	$33,879,382

2	MASTER INVESTMENT PORTFOLIO	MARCH 31, 2017

Schedule of Investments (continued)	LifePath Dynamic 2040 Master Portfolio

Notes to Schedule of Investments

(a)	During the period ended March 31, 2017, investments in issuers considered to be affiliates of the LifePath Master Portfolio for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares/ Investment Value Held at December 31, 2016	Shares/ Investment Value Purchased		Shares/ Investment Value Sold	Shares/ Investment Value Held at March 31, 2017	Value at March 31, 2017	Income		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)
Active Stock Master Portfolio	$135,849,245	$1,127,149	[1]	—	$136,976,394	$136,976,394	$406,064		$3,760,860	$7,760,733
BlackRock Cash Funds: Institutional, SL Agency Shares	963,528	1,018,285	[1]	—	1,981,813	1,982,606	3,261	[2]	(120)	156
BlackRock Cash Funds: Treasury, SL Agency Shares	22,947,395	—		(21,460,595)[3]	1,486,800	1,486,800	15,776		—	—
BlackRock Commodity Strategies Fund	2,112,341	47,027		(351,903)	1,807,465	13,429,466	—		(168,376)	244,345
BlackRock Tactical Opportunities Fund	826,781	—		(91,453)	735,328	9,904,870	—		(4,169)	47,704
CoreAlpha Bond Master Portfolio	$13,544,446	—		$(1,191,800)[3]	$12,352,646	12,352,646	66,741		(3,875)	72,454
International Tilts Master Portfolio	$50,894,777	—		$(440,965)[3]	$50,453,812	50,453,812	343,594		908,863	3,939,822
Master Total Return Portfolio	$5,532,594	$8,330,617	[1]	—	$13,863,211	13,863,211	83,692		(44,511)	140,503
iShares Core S&P 500 ETF*	4,181	—		(4,181)	—	—	—		21,969	(19,919)
iShares Edge MSCI Multifactor Intl ETF	529,366	—		—	529,366	13,244,737	—		—	947,565
iShares Edge MSCI Multifactor USA ETF	1,257,520	—		(353,238)	904,282	25,265,639	110,700		241,753	1,124,068
iShares MSCI EAFE Small-Cap ETF	183,494	—		(44,561)	138,933	7,521,833	—		213,302	511,819
iShares TIPS Bond ETF	31,194	1,934		(3,574)	29,554	3,388,366	—		1,005	44,335
Total						$289,870,380	$1,029,828		$4,934,451	$14,813,585

*   No longer held by the LifePath Master Portfolio as of period end.

[1]   Represents net shares/investment value purchased.

[2]   Represents lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

[3]   Represents net shares/investment value sold.

(b)	Security, or a portion of the security, is on loan.

(c)	All or a portion of security was purchased with the cash collateral from loaned securities.

(d)	Current yield as of period end.

(e)	Non-income producing security.

•

For compliance purposes, the LifePath Master Portfolio’s industry classifications refer to one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by the investment adviser. These definitions may not apply for purposes of this report, which may combine such industry sub-classifications for reporting ease.

MASTER INVESTMENT PORTFOLIO	MARCH 31, 2017	3

Schedule of Investments (continued)	LifePath Dynamic 2040 Master Portfolio

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
Contracts Long (Short)	Issue	Expiration	Notional Value	Unrealized Appreciation (Depreciation)
65	CAC 40 Index	April 2017	$3,547,189	$96,237
(56)	AUD Currency	June 2017	$4,276,160	(35,580)
75	CAD Currency	June 2017	$5,649,750	66,379
11	DAX Index	June 2017	$3,617,105	95,243
(41)	E-Mini MSCI EAFE Index	June 2017	$3,653,100	(51,258)
128	EUR Currency	June 2017	$17,155,200	185,891
(39)	JPY Currency	June 2017	$4,393,106	(122,910)
447	MSCI Emerging Markets Mini Index	June 2017	$21,487,290	525,138
74	Russell 2000 Mini Index	June 2017	$5,122,280	80,501
(166)	S&P 500 E-Mini Index	June 2017	$19,581,360	107,815
43	S&P/TSX 60 Index	June 2017	$5,898,455	677
Total				$948,133

Forward Foreign Currency Exchange Contracts
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
AUD	199,000	USD	151,504	Bank of America N.A.	4/26/17	$244
AUD	80,000	USD	61,340	BNP Paribas S.A.	4/26/17	(335)
AUD	173,000	USD	131,828	Goldman Sachs International	4/26/17	94
AUD	14,000	USD	10,670	Goldman Sachs International	4/26/17	6
CAD	912,000	USD	698,519	Barclays Bank PLC	4/26/17	(14,455)
CAD	60,000	USD	45,870	BNP Paribas S.A.	4/26/17	(865)
CAD	6,000	USD	4,612	Goldman Sachs International	4/26/17	(111)
CAD	24,000	USD	18,279	Royal Bank of Canada	4/26/17	(278)
CHF	401,000	USD	402,803	Nomura International PLC	4/26/17	(1,681)
EUR	13,000	USD	13,940	Bank of America N.A.	4/26/17	(22)
EUR	159,000	USD	168,631	Bank of America N.A.	4/26/17	1,595
EUR	219,000	USD	231,606	Bank of America N.A.	4/26/17	2,855
EUR	561,000	USD	605,925	Barclays Bank PLC	4/26/17	(5,318)
EUR	85,000	USD	90,882	Barclays Bank PLC	4/26/17	119
EUR	27,000	USD	28,566	BNP Paribas S.A.	4/26/17	340
EUR	126,000	USD	134,776	BNP Paribas S.A.	4/26/17	120
EUR	233,000	USD	248,770	BNP Paribas S.A.	4/26/17	680
EUR	96,000	USD	102,106	BNP Paribas S.A.	4/26/17	671
EUR	97,000	USD	102,994	BNP Paribas S.A.	4/26/17	854
EUR	5,000	USD	5,393	Citibank N.A.	4/26/17	(40)
EUR	308,000	USD	330,278	Citibank N.A.	4/26/17	(533)
EUR	46,000	USD	48,627	Citibank N.A.	4/26/17	620
EUR	36,000	USD	38,466	Goldman Sachs International	4/26/17	75
EUR	9,000	USD	9,617	Goldman Sachs International	4/26/17	18
EUR	125,000	USD	134,602	Goldman Sachs International	4/26/17	(777)
EUR	11,000	USD	11,815	Goldman Sachs International	4/26/17	(38)
GBP	523,000	USD	648,447	Goldman Sachs International	4/26/17	5,878
GBP	34,000	USD	41,770	Goldman Sachs International	4/26/17	767
GBP	15,000	USD	18,802	Goldman Sachs International	4/26/17	(36)
GBP	52,000	USD	64,326	Royal Bank of Canada	4/26/17	731
HKD	94,000	USD	12,132	Barclays Bank PLC	4/26/17	(30)
HKD	132,000	USD	17,009	Barclays Bank PLC	4/26/17	(15)

4	MASTER INVESTMENT PORTFOLIO	MARCH 31, 2017

Schedule of Investments (continued)	LifePath Dynamic 2040 Master Portfolio

Forward Foreign Currency Exchange Contracts (continued)
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
HKD	141,000	USD	18,166	Barclays Bank PLC	4/26/17	$(13)
HKD	150,000	USD	19,325	Barclays Bank PLC	4/26/17	(13)
HKD	1,367,000	USD	176,379	Barclays Bank PLC	4/26/17	(385)
HKD	2,342,000	USD	301,886	Barclays Bank PLC	4/26/17	(365)
HKD	406,000	USD	52,287	Citibank N.A.	4/26/17	(16)
HKD	255,000	USD	32,865	Nomura International PLC	4/26/17	(36)
HKD	1,447,000	USD	186,659	Nomura International PLC	4/26/17	(365)
HKD	752,000	USD	96,929	Royal Bank of Canada	4/26/17	(113)
HKD	4,712,000	USD	607,510	Royal Bank of Canada	4/26/17	(865)
IDR	508,693,000	USD	37,908	Bank of America N.A.	4/26/17	177
IDR	340,555,000	USD	25,453	BNP Paribas S.A.	4/26/17	45
IDR	562,412,000	USD	41,445	Citibank N.A.	4/26/17	662
IDR	546,733,000	USD	40,710	Citibank N.A.	4/26/17	224
IDR	513,307,000	USD	38,278	JPMorgan Chase Bank N.A.	4/26/17	153
IDR	876,759,000	USD	65,803	JPMorgan Chase Bank N.A.	4/26/17	(161)
IDR	1,796,088,000	USD	133,538	Nomura International PLC	4/26/17	934
IDR	603,005,000	USD	44,950	Nomura International PLC	4/26/17	197
ILS	217,000	USD	57,131	BNP Paribas S.A.	4/26/17	2,681
JPY	24,708,000	USD	218,924	Bank of America N.A.	4/26/17	2,984
JPY	27,567,000	USD	242,482	Bank of America N.A.	4/26/17	5,104
JPY	5,763,000	USD	50,805	Barclays Bank PLC	4/26/17	954
JPY	1,036,000	USD	9,055	Barclays Bank PLC	4/26/17	250
JPY	2,881,000	USD	25,235	BNP Paribas S.A.	4/26/17	640
JPY	6,460,000	USD	57,685	Citibank N.A.	4/26/17	334
JPY	3,219,000	USD	28,797	Citibank N.A.	4/26/17	113
JPY	5,469,000	USD	48,661	Goldman Sachs International	4/26/17	457
JPY	2,323,000	USD	20,316	Nomura International PLC	4/26/17	548
JPY	4,151,000	USD	36,593	Nomura International PLC	4/26/17	688
JPY	119,713,000	USD	1,063,098	Royal Bank of Canada	4/26/17	12,072
NOK	202,000	USD	23,899	Barclays Bank PLC	4/26/17	(375)
NZD	73,000	USD	52,344	BNP Paribas S.A.	4/26/17	(1,342)
PHP	3,257,000	USD	65,036	BNP Paribas S.A.	4/26/17	(190)
PHP	5,673,000	USD	112,974	Citibank N.A.	4/26/17	(26)
PHP	3,726,000	USD	74,386	Citibank N.A.	4/26/17	(202)
PHP	1,305,000	USD	26,116	Citibank N.A.	4/26/17	(133)
SEK	84,000	USD	9,321	Bank of America N.A.	4/26/17	97
SEK	128,000	USD	14,714	Citibank N.A.	4/26/17	(363)
SEK	1,650,000	USD	186,899	Citibank N.A.	4/26/17	(1,904)
SEK	56,000	USD	6,352	Citibank N.A.	4/26/17	(73)
SEK	79,000	USD	8,873	Goldman Sachs International	4/26/17	(16)
SGD	150,000	USD	106,009	Bank of America N.A.	4/26/17	1,359
SGD	587,000	USD	414,111	Barclays Bank PLC	4/26/17	6,054
SGD	161,000	USD	112,707	Barclays Bank PLC	4/26/17	2,535
SGD	270,000	USD	189,005	Barclays Bank PLC	4/26/17	4,257
SGD	328,000	USD	231,896	Barclays Bank PLC	4/26/17	2,881
USD	205,142	AUD	270,000	Bank of America N.A.	4/26/17	(748)
USD	390,577	AUD	519,000	Barclays Bank PLC	4/26/17	(5,189)
USD	122,924	AUD	161,000	BNP Paribas S.A.	4/26/17	152
USD	150,767	AUD	197,000	UBS AG	4/26/17	544
USD	20,227	CAD	27,000	Bank of America N.A.	4/26/17	(25)
USD	71,493	CAD	94,000	Bank of America N.A.	4/26/17	986
USD	89,225	CAD	120,000	Bank of America N.A.	4/26/17	(783)
USD	78,234	CAD	104,000	Bank of America N.A.	4/26/17	227

MASTER INVESTMENT PORTFOLIO	MARCH 31, 2017	5

Schedule of Investments (continued)	LifePath Dynamic 2040 Master Portfolio

Forward Foreign Currency Exchange Contracts (continued)
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD	3,045	CAD	4,000	Citibank N.A.	4/26/17	$44
USD	116,514	CAD	155,000	Citibank N.A.	4/26/17	254
USD	68,836	CAD	90,000	Goldman Sachs International	4/26/17	1,329
USD	33,031	CHF	33,000	Goldman Sachs International	4/26/17	21
USD	101,405	EUR	94,000	Bank of America N.A.	4/26/17	769
USD	19,076	EUR	18,000	Barclays Bank PLC	4/26/17	(195)
USD	205,548	EUR	190,000	Barclays Bank PLC	4/26/17	2,134
USD	1,861,233	EUR	1,732,000	Citibank N.A.	4/26/17	6,954
USD	216,672	EUR	204,000	Goldman Sachs International	4/26/17	(1,730)
USD	525,914	EUR	487,000	Goldman Sachs International	4/26/17	4,532
USD	88,730	EUR	82,000	Nomura International PLC	4/26/17	941
USD	8,749	GBP	7,000	Bank of America N.A.	4/26/17	(9)
USD	144,134	GBP	115,000	Barclays Bank PLC	4/26/17	258
USD	57,692	GBP	46,000	BNP Paribas S.A.	4/26/17	142
USD	7,488	GBP	6,000	Goldman Sachs International	4/26/17	(18)
USD	36,805	GBP	30,000	Goldman Sachs International	4/26/17	(728)
USD	3,753	GBP	3,000	Goldman Sachs International	4/26/17	—
USD	113,839	GBP	91,000	Goldman Sachs International	4/26/17	(11)
USD	58,851	GBP	48,000	Nomura International PLC	4/26/17	(1,202)
USD	234,210	HKD	1,817,000	Barclays Bank PLC	4/26/17	281
USD	16,755	HKD	130,000	Citibank N.A.	4/26/17	18
USD	14,557	HKD	113,000	Deutsche Bank AG	4/26/17	9
USD	149,321	HKD	1,159,000	Nomura International PLC	4/26/17	106
USD	163,110	HKD	1,264,000	UBS AG	4/26/17	376
USD	194,402	HKD	1,507,000	UBS AG	4/26/17	383
USD	173,486	HKD	1,345,000	UBS AG	4/26/17	324
USD	959,115	IDR	12,955,727,000	Nomura International PLC	4/26/17	(10,871)
USD	42,523	JPY	4,845,000	Bank of America N.A.	4/26/17	(991)
USD	131,941	JPY	14,812,000	Bank of America N.A.	4/26/17	(1,089)
USD	25,655	JPY	2,848,000	Bank of America N.A.	4/26/17	76
USD	89,624	JPY	10,188,000	Bank of America N.A.	4/26/17	(1,876)
USD	269,674	JPY	30,826,000	Bank of America N.A.	4/26/17	(7,182)
USD	40,638	JPY	4,657,000	Bank of America N.A.	4/26/17	(1,188)
USD	123,622	JPY	14,190,000	Bank of America N.A.	4/26/17	(3,822)
USD	326,355	JPY	36,713,000	Bank of America N.A.	4/26/17	(3,373)
USD	94,263	JPY	10,611,000	Bank of America N.A.	4/26/17	(1,037)
USD	54,938	JPY	6,260,000	Bank of America N.A.	4/26/17	(1,285)
USD	237,670	JPY	26,906,000	Bank of America N.A.	4/26/17	(3,979)
USD	170,817	JPY	19,221,000	Bank of America N.A.	4/26/17	(1,811)
USD	66,327	JPY	7,453,000	BNP Paribas S.A.	4/26/17	(611)
USD	8,668	JPY	974,000	BNP Paribas S.A.	4/26/17	(80)
USD	69,739	JPY	7,909,000	Citibank N.A.	4/26/17	(1,293)
USD	16,119	JPY	1,848,000	Citibank N.A.	4/26/17	(478)
USD	56,346	JPY	6,420,000	Goldman Sachs International	4/26/17	(1,314)
USD	295,238	JPY	32,932,000	Goldman Sachs International	4/26/17	(532)
USD	69,129	JPY	7,765,000	Nomura International PLC	4/26/17	(610)
USD	277,610	PHP	13,961,000	Nomura International PLC	4/26/17	(352)
USD	19,947	SEK	179,000	Barclays Bank PLC	4/26/17	(122)
USD	3,274	SEK	29,000	Barclays Bank PLC	4/26/17	23
USD	79,228	SEK	694,000	Deutsche Bank AG	4/26/17	1,418
USD	15,995	SEK	140,000	Goldman Sachs International	4/26/17	298
USD	111,007	SEK	976,000	Goldman Sachs International	4/26/17	1,580
USD	26,223	SEK	233,000	Goldman Sachs International	4/26/17	99

6	MASTER INVESTMENT PORTFOLIO	MARCH 31, 2017

Schedule of Investments (continued)	LifePath Dynamic 2040 Master Portfolio

Forward Foreign Currency Exchange Contracts (continued)
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD	53,027	SGD	75,000	Citibank N.A.	4/26/17	$(657)
USD	47,877	SGD	68,000	UBS AG	4/26/17	(797)
Total						$(1,133)

Portfolio Abbreviations

AUD	Australian Dollar
CAD	Canadian Dollar
CHF	Swiss Franc
CVA	Certificaten Van Aandelen (Dutch Certificate)
ETF	Exchange-Traded Fund
EUR	Euro
GBP	British Pound
HKD	Hong Kong Dollar
IDR	Indonesian Rupiah
ILS	Israeli New Shekel
JPY	Japanese Yen
MSCI	Morgan Stanley Capital International
NOK	Norwegian Krone
NZD	New Zealand Dollar
PHP	Philippine Peso
SEK	Swedish Krona
SGD	Singapore Dollar
S&P	Standard and Poor’s
USD	U.S. Dollar

MASTER INVESTMENT PORTFOLIO	MARCH 31, 2017	7

Schedule of Investments (continued)	LifePath Dynamic 2040 Master Portfolio

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the LifePath Master Portfolio has the ability to access

•

Level 2 — other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the LifePath Master Portfolio’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the BlackRock Global Valuation Methodologies Committee (the “Global Valuation Committee”) in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. Level 3 investments may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the Global Valuation Committee in the absence of market information.

Changes in valuation techniques may result in transfers into or out of an assigned level within the hierarchy. In accordance with the LifePath Master Portfolio’s policy, transfers between different levels of the fair value hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments and derivative financial instruments is based on the pricing transparency of the investments and derivative financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the LifePath Master Portfolio’s policy regarding valuation of investments and derivative financial instruments, refer to the LifePath Master Portfolio’s most recent financial statements as contained in its annual report.

The following tables summarize the LifePath Master Portfolio’s investments and derivative financial instruments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Affiliated Investment Companies:
Equity Funds	$69,366,545	—	—	$69,366,545
Fixed Income Fund	3,388,366	—	—	3,388,366
Short-Term Securities	3,469,406	—	—	3,469,406
Common Stocks:
Equity Real Estate Investment Trusts (REITs)	—	$994,654	—	994,654
Health Care Providers & Services	321,863	—	—	321,863
Hotels, Restaurants & Leisure	232,378	—	—	232,378
Household Durables	208,645	393,950	—	602,595
Real Estate Investment Trusts (REITs)	22,617,131	7,336,464	—	29,953,595
Real Estate Management & Development	1,408,080	6,219,339	—	7,627,419
Road & Rail	—	219,118	—	219,118

8	MASTER INVESTMENT PORTFOLIO	MARCH 31, 2017

Schedule of Investments (concluded)	LifePath Dynamic 2040 Master Portfolio

	Level 1	Level 2	Level 3	Total
Subtotal	$101,012,414	$15,163,525	—	$116,175,939

Investments Valued at NAV[1]				213,646,063

Total				$329,822,002

Derivative Financial Instruments[2]
Assets:
Equity contracts	$905,611	—	—	$905,611
Forward foreign currency contracts	252,270	$86,345		338,615
Liabilities:
Equity contracts	(51,258)	—	—	(51,258)
Forward foreign currency contracts	(158,490)	(87,478)		(245,968)

Total	$948,133	$(1,133)	—	$947,000

[1]    As of March 31, 2017, certain investments of the LifePath Master Portfolio were fair valued using net asset value (“NAV”) per share as no quoted market value is available and therefore have been excluded from the fair value hierarchy.

[2]    Derivative financial instruments are futures contracts and forward foreign currency exchange contracts, which are valued at the unrealized appreciation (depreciation) on the instrument.

During the period ended March 31, 2017, there were no transfers between levels.

MASTER INVESTMENT PORTFOLIO	MARCH 31, 2017	9

Schedule of Investments March 31, 2017 (Unaudited)	LifePath Dynamic 2045 Master Portfolio (Percentages shown are based on Net Assets)

Affiliated Investment Companies (a)	Shares/ Investment Value	Value
Equity Funds — 74.0%
Active Stock Master Portfolio	$12,476,201	$12,476,201
BlackRock Commodity Strategies Fund	174,753	1,298,415
BlackRock Tactical Opportunities Fund	22,292	300,272
International Tilts Master Portfolio	$4,211,329	4,211,329
iShares Edge MSCI Multifactor Intl ETF (b)	56,551	1,414,906
iShares Edge MSCI Multifactor USA ETF	84,476	2,360,259
iShares MSCI EAFE Small-Cap ETF	23,193	1,255,669
iShares MSCI Emerging Markets ETF (b)	7,833	308,542

		23,625,593
Fixed Income Funds — 2.8%
CoreAlpha Bond Master Portfolio	$815,197	815,197
iShares TIPS Bond ETF	722	82,777

		897,974
Short-Term Securities — 11.4%
BlackRock Cash Funds: Institutional, SL Agency Shares, 1.11% (c)(d)	631,101	631,353
BlackRock Cash Funds: Treasury, SL Agency Shares, 0.68% (d)	3,019,251	3,019,251

		3,650,604
Total Affiliated Investment Companies — 88.2%		28,174,171

Common Stocks
Equity Real Estate Investment Trusts (REITs) — 0.3%
Ichigo Hotel REIT Investment Corp.	36	36,823
New South Resources Ltd. (e)	61,984	67,731

		104,554
Health Care Providers & Services — 0.1%
Brookdale Senior Living, Inc. (e)	2,620	35,186
Hotels, Restaurants & Leisure — 0.1%
Hilton Worldwide Holdings, Inc.	419	24,495
Household Durables — 0.2%
Iida Group Holdings Co. Ltd.	2,800	43,088
Kaufman & Broad SA	606	22,304

		65,392
Real Estate Investment Trusts (REITs) — 9.9%
Agree Realty Corp.	474	22,733

Common Stocks	Shares	Value
Real Estate Investment Trusts (REITs) (continued)
Alexandria Real Estate Equities, Inc.	949	$104,883
American Campus Communities, Inc.	863	41,070
AvalonBay Communities, Inc.	218	40,025
Boston Properties, Inc.	658	87,126
British Land Co. PLC	11,500	87,907
Capital & Regional PLC	30,395	21,326
Colony Starwood Homes	1,080	36,666
CyrusOne, Inc.	695	35,772
DiamondRock Hospitality Co.	5,430	60,544
EPR Properties	882	64,942
Equinix, Inc.	94	37,635
Essex Property Trust, Inc.	399	92,380
Eurocommercial Properties NV CVA	745	26,678
Extra Space Storage, Inc.	1,307	97,228
Federal Realty Investment Trust	764	101,994
First Industrial Realty Trust, Inc.	1,574	41,916
Gecina SA	351	47,592
GGP, Inc.	2,750	63,745
Great Portland Estates PLC	2,701	22,046
Hammerson PLC	5,172	36,982
HCP, Inc.	3,679	115,079
Highwoods Properties, Inc.	697	34,244
Host Hotels & Resorts, Inc.	3,911	72,979
Ichigo Office REIT Investment Corp.	73	45,982
Invitation Homes, Inc. (e)	1,623	35,430
Japan Hotel REIT Investment Corp.	62	42,829
Japan Rental Housing Investments, Inc.	48	35,269
Kenedix Retail REIT Corp.	6	13,473
Kilroy Realty Corp.	796	57,376
Liberty Property Trust	1,223	47,147
Link REIT	12,000	84,105
Macerich Co.	727	46,819
Mid-America Apartment Communities, Inc.	515	52,396
NSI NV	8,043	33,034
Prologis, Inc.	2,191	113,669
Public Storage	159	34,807
Regency Centers Corp.	1,136	75,419
Retail Properties of America, Inc., Class A	4,464	64,371
RioCan Real Estate Investment Trust	2,721	53,608
Scentre Group	29,302	96,062
Simon Property Group, Inc.	926	159,300
SL Green Realty Corp.	327	34,865
STAG Industrial, Inc.	1,893	47,363
Sun Communities, Inc.	513	41,209
UDR, Inc.	2,415	87,568
Unibail-Rodamco SE	372	86,739
Vastned Retail NV	1,047	39,595
Ventas, Inc.	1,936	125,917

MASTER INVESTMENT PORTFOLIO	MARCH 31, 2017	1

Schedule of Investments (continued)	LifePath Dynamic 2045 Master Portfolio

Common Stocks	Shares	Value
Real Estate Investment Trusts (REITs) (continued)
VEREIT, Inc.	5,521	$46,873
Welltower, Inc.	348	24,645
Westfield Corp.	22,504	152,657

		3,172,019
Real Estate Management & Development — 2.5%
BUWOG AG	2,025	51,030
Cheung Kong Property Holdings Ltd.	15,500	104,560
Deutsche Wohnen AG, Bearer Shares	1,295	42,646
First Capital Realty, Inc.	2,487	37,459
Howard Hughes Corp. (e)	355	41,624
Intiland Development Tbk PT	621,000	19,387
Kungsleden AB (e)	1,624	9,243
Kungsleden AB	8,123	46,519
LEG Immobilien AG	343	28,116
Mega Manunggal Property Tbk PT (e)	870,200	36,896
Mitsui Fudosan Co. Ltd.	5,000	106,759
Sun Hung Kai Properties Ltd.	3,000	44,101
Takara Leben Co., Ltd.	16,100	71,970
Unizo Holdings Co., Ltd.	4,000	98,710
Vonovia SE	1,801	63,453

		802,473
Road & Rail — 0.1%
MTR Corp. Ltd.	4,000	22,474
Total Common Stocks — 13.2%		4,226,593
Total Investments (Cost — $30,172,075*) — 101.4%		32,400,764
Liabilities in Excess of Other Assets — (1.4)%		(460,607)

Net Assets — 100.0%		$31,940,157

*	As of March 31, 2017, gross unrealized appreciation and depreciation based on cost for U.S. federal income tax purposes were as follows:

Tax cost	$30,608,882

Gross unrealized appreciation	$4,682,211
Gross unrealized depreciation	(2,890,329)

Net unrealized appreciation	$1,791,882

2	MASTER INVESTMENT PORTFOLIO	MARCH 31, 2017

Schedule of Investments (continued)	LifePath Dynamic 2045 Master Portfolio

Notes to Schedule of Investments

(a)	During the period ended March 31, 2017, investments in issuers considered to be affiliates of the LifePath Master Portfolio for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares/ Investment Value Held at December 31, 2016	Shares/ Investment Value Purchased		Shares/ Investment Value Sold	Shares/ Investment Value Held at March 31, 2017	Value at March 31, 2017	Income		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)
Active Stock Master Portfolio	$12,631,821	—		$(155,620)[2]	$12,476,201	$12,476,201	$37,148		$338,713	$699,697
BlackRock Cash Funds: Institutional, SL Agency Shares	—	631,101	[1]	—	631,101	631,353	365	[3]	87	—
BlackRock Cash Funds: Treasury, SL Agency Shares	4,271,765	—		(1,252,514)[2]	3,019,251	3,019,251	4,536		—	—
BlackRock Commodity Strategies Fund	217,287	11,456		(53,990)	174,753	1,298,415	—		(78,664)	92,070
BlackRock Tactical Opportunities Fund	26,192	—		(3,900)	22,292	300,272	—		(312)	1,672
CoreAlpha Bond Master Portfolio	$626,646	$188,551	[1]	—	$815,197	815,197	3,747		279	4,941
International Tilts Master Portfolio	$5,180,644	—		$(969,315)[2]	$4,211,329	4,211,329	28,926		92,116	328,899
iShares Core S&P 500 ETF*	2,508	276		(2,784)	—	—	—		28,665	(11,949)
iShares Edge MSCI Multifactor Intl ETF	59,532	6,612		(9,593)	56,551	1,414,906	—		5,069	95,295
iShares Edge MSCI Multifactor USA ETF	128,858	2,234		(46,616)	84,476	2,360,259	10,341		43,767	94,911
iShares MSCI EAFE Small-Cap ETF	21,690	7,263		(5,760)	23,193	1,255,669	—		6,189	85,618
iShares MSCI Emerging Markets	—	7,833		—	7,833	308,542	—		—	20,419
iShares TIPS Bond ETF	772	134		(184)	722	82,777	—		38	1,087
Total						$28,174,171	$85,063		$435,947	$1,412,660

*    No longer held by the LifePath Master Portfolio as of period end.

[1]    Represents net shares/investment value purchased.

[2]    Represents net shares/investment value sold.

[3]    Represents lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

(b)	Security, or a portion of the security, is on loan.

(c)	All or a portion of security was purchased with the cash collateral from loaned securities.

(d)	Current yield as of period end.

(e)	Non-income producing security.

•

For compliance purposes, the LifePath Master Portfolio’s industry classifications refer to one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by the investment adviser. These definitions may not apply for purposes of this report, which may combine such industry sub-classifications for reporting ease.

MASTER INVESTMENT PORTFOLIO	MARCH 31, 2017	3

Schedule of Investments (continued)	LifePath Dynamic 2045 Master Portfolio

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

Contracts Long (Short)	Issue	Expiration	Notional Value	Unrealized Appreciation (Depreciation)
6	CAC 40 Index	April 2017	$327,433	$8,799
(5)	AUD Currency	June 2017	$381,800	(3,177)
8	CAD Currency	June 2017	$602,640	7,080
1	DAX Index	June 2017	$328,828	8,666
12	EUR Currency	June 2017	$1,608,300	17,427
(4)	JPY Currency	June 2017	$450,575	(12,606)
38	MSCI Emerging Markets Mini Index	June 2017	$1,826,660	44,642
7	Russell 2000 Mini Index	June 2017	$484,540	7,615
(7)	S&P 500 E-Mini Index	June 2017	$825,720	4,374
4	S&P/TSX 60 Index	June 2017	$548,693	63
Total				$82,883

Forward Foreign Currency Exchange Contracts

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
AUD	21,000	USD	16,078	Barclays Bank PLC	4/26/17	$(65)
AUD	18,000	USD	13,778	Goldman Sachs International	4/26/17	(52)
AUD	88,000	USD	67,057	Goldman Sachs International	4/26/17	48
AUD	15,000	USD	11,432	Goldman Sachs International	4/26/17	6
CAD	8,000	USD	5,999	Barclays Bank PLC	4/26/17	1
CAD	103,000	USD	78,890	Barclays Bank PLC	4/26/17	(1,632)
CAD	18,000	USD	13,761	BNP Paribas S.A.	4/26/17	(260)
CHF	4,000	USD	4,052	Bank of America N.A.	4/26/17	(51)
CHF	44,000	USD	44,198	Nomura International PLC	4/26/17	(184)
EUR	17,000	USD	18,030	Bank of America N.A.	4/26/17	171
EUR	1,000	USD	1,079	Barclays Bank PLC	4/26/17	(8)
EUR	60,000	USD	64,805	Barclays Bank PLC	4/26/17	(569)
EUR	9,000	USD	9,623	Barclays Bank PLC	4/26/17	13
EUR	23,000	USD	24,600	BNP Paribas S.A.	4/26/17	24
EUR	54,000	USD	57,655	BNP Paribas S.A.	4/26/17	158
EUR	18,000	USD	19,145	BNP Paribas S.A.	4/26/17	126
EUR	9,000	USD	9,556	BNP Paribas S.A.	4/26/17	79
EUR	29,000	USD	31,098	Citibank N.A.	4/26/17	(50)
EUR	6,000	USD	6,355	Deutsche Bank AG	4/26/17	69
EUR	4,000	USD	4,274	Goldman Sachs International	4/26/17	8
EUR	1,000	USD	1,068	Goldman Sachs International	4/26/17	2
EUR	13,000	USD	13,999	Goldman Sachs International	4/26/17	(81)
EUR	2,000	USD	2,148	Goldman Sachs International	4/26/17	(7)
EUR	22,000	USD	23,266	Goldman Sachs International	4/26/17	287
EUR	5,000	USD	5,285	Nomura International PLC	4/26/17	68
GBP	4,000	USD	4,914	Bank of America N.A.	4/26/17	91
GBP	7,000	USD	8,618	Barclays Bank PLC	4/26/17	140
GBP	6,000	USD	7,539	BNP Paribas S.A.	4/26/17	(32)
GBP	2,000	USD	2,507	Goldman Sachs International	4/26/17	(5)
GBP	68,000	USD	84,310	Goldman Sachs International	4/26/17	764
GBP	5,000	USD	6,185	Royal Bank of Canada	4/26/17	70
HKD	106,000	USD	13,664	Barclays Bank PLC	4/26/17	(17)
HKD	250,000	USD	32,225	Barclays Bank PLC	4/26/17	(39)

4	MASTER INVESTMENT PORTFOLIO	MARCH 31, 2017

Schedule of Investments (continued)	LifePath Dynamic 2045 Master Portfolio

Forward Foreign Currency Exchange Contracts (continued)

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
HKD	13,000	USD	1,675	Barclays Bank PLC	4/26/17	$(1)
HKD	17,000	USD	2,190	Barclays Bank PLC	4/26/17	(1)
HKD	19,000	USD	2,452	Barclays Bank PLC	4/26/17	(6)
HKD	14,000	USD	1,804	BNP Paribas S.A.	4/26/17	(1)
HKD	73,000	USD	9,416	Citibank N.A.	4/26/17	(18)
HKD	46,000	USD	5,924	Citibank N.A.	4/26/17	(2)
HKD	630,000	USD	81,268	Nomura International PLC	4/26/17	(159)
HKD	28,000	USD	3,609	Nomura International PLC	4/26/17	(4)
HKD	485,000	USD	62,529	Nomura International PLC	4/26/17	(88)
HKD	113,000	USD	14,575	UBS AG	4/26/17	(27)
IDR	65,459,000	USD	4,878	Bank of America N.A.	4/26/17	23
IDR	31,831,000	USD	2,379	BNP Paribas S.A.	4/26/17	4
IDR	65,634,000	USD	4,837	Citibank N.A.	4/26/17	77
IDR	60,832,000	USD	4,530	Citibank N.A.	4/26/17	25
IDR	49,447,000	USD	3,687	JPMorgan Chase Bank N.A.	4/26/17	15
IDR	87,885,000	USD	6,596	JPMorgan Chase Bank N.A.	4/26/17	(16)
IDR	92,029,000	USD	6,860	Nomura International PLC	4/26/17	30
IDR	219,362,000	USD	16,309	Nomura International PLC	4/26/17	114
ILS	27,000	USD	7,108	BNP Paribas S.A.	4/26/17	334
JPY	10,567,000	USD	92,949	Bank of America N.A.	4/26/17	1,956
JPY	685,000	USD	6,049	Barclays Bank PLC	4/26/17	104
JPY	2,343,000	USD	20,655	Barclays Bank PLC	4/26/17	388
JPY	758,000	USD	6,769	BNP Paribas S.A.	4/26/17	39
JPY	2,754,000	USD	24,504	Goldman Sachs International	4/26/17	230
JPY	258,000	USD	2,256	Nomura International PLC	4/26/17	61
JPY	528,000	USD	4,654	Royal Bank of Canada	4/26/17	88
JPY	14,025,000	USD	124,547	Royal Bank of Canada	4/26/17	1,414
NOK	13,000	USD	1,538	Barclays Bank PLC	4/26/17	(24)
NZD	6,000	USD	4,302	BNP Paribas S.A.	4/26/17	(110)
PHP	341,000	USD	6,809	BNP Paribas S.A.	4/26/17	(20)
PHP	408,000	USD	8,145	Citibank N.A.	4/26/17	(22)
PHP	141,000	USD	2,822	Citibank N.A.	4/26/17	(14)
PHP	624,000	USD	12,427	Citibank N.A.	4/26/17	(3)
SEK	12,000	USD	1,332	Bank of America N.A.	4/26/17	14
SEK	191,000	USD	21,635	Citibank N.A.	4/26/17	(220)
SGD	17,000	USD	12,014	Bank of America N.A.	4/26/17	154
SGD	31,000	USD	21,701	Barclays Bank PLC	4/26/17	489
SGD	37,000	USD	26,159	Barclays Bank PLC	4/26/17	325
SGD	68,000	USD	47,972	Barclays Bank PLC	4/26/17	701
SGD	18,000	USD	12,601	Barclays Bank PLC	4/26/17	283
SGD	5,000	USD	3,550	BNP Paribas S.A.	4/26/17	29
SGD	8,000	USD	5,656	Citibank N.A.	4/26/17	70
USD	17,475	AUD	23,000	Bank of America N.A.	4/26/17	(64)
USD	1,505	AUD	2,000	Bank of America N.A.	4/26/17	(20)
USD	68,114	AUD	89,000	Barclays Bank PLC	4/26/17	247
USD	44,401	AUD	59,000	Barclays Bank PLC	4/26/17	(590)
USD	1,510	AUD	2,000	Citibank N.A.	4/26/17	(15)
USD	17,634	AUD	23,000	Goldman Sachs International	4/26/17	96
USD	12,084	AUD	16,000	Goldman Sachs International	4/26/17	(117)
USD	745	CAD	1,000	Bank of America N.A.	4/26/17	(5)
USD	9,666	CAD	13,000	Bank of America N.A.	4/26/17	(85)
USD	8,275	CAD	11,000	Bank of America N.A.	4/26/17	24
USD	12,027	CAD	16,000	Citibank N.A.	4/26/17	26

MASTER INVESTMENT PORTFOLIO	MARCH 31, 2017	5

Schedule of Investments (continued)	LifePath Dynamic 2045 Master Portfolio

Forward Foreign Currency Exchange Contracts (continued)
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD	2,248	CAD	3,000	Citibank N.A.	4/26/17	$(3)
USD	761	CAD	1,000	Citibank N.A.	4/26/17	11
USD	31,358	CAD	41,000	Goldman Sachs International	4/26/17	606
USD	9,009	CHF	9,000	Goldman Sachs International	4/26/17	6
USD	12,945	EUR	12,000	Bank of America N.A.	4/26/17	98
USD	22,718	EUR	21,000	Barclays Bank PLC	4/26/17	236
USD	2,120	EUR	2,000	Barclays Bank PLC	4/26/17	(22)
USD	208,475	EUR	194,000	Citibank N.A.	4/26/17	779
USD	89,632	EUR	83,000	Goldman Sachs International	4/26/17	772
USD	22,305	EUR	21,000	Goldman Sachs International	4/26/17	(178)
USD	5,261	EUR	5,000	Nomura International PLC	4/26/17	(92)
USD	1,059	EUR	1,000	Nomura International PLC	4/26/17	(11)
USD	12,533	GBP	10,000	Barclays Bank PLC	4/26/17	22
USD	7,523	GBP	6,000	Citibank N.A.	4/26/17	17
USD	3,680	GBP	3,000	Goldman Sachs International	4/26/17	(73)
USD	30,023	GBP	24,000	Goldman Sachs International	4/26/17	(3)
USD	4,904	GBP	4,000	Nomura International PLC	4/26/17	(100)
USD	15,051	GBP	12,000	Nomura International PLC	4/26/17	38
USD	23,202	HKD	180,000	Barclays Bank PLC	4/26/17	28
USD	2,320	HKD	18,000	Barclays Bank PLC	4/26/17	3
USD	20,121	HKD	156,000	BNP Paribas S.A.	4/26/17	36
USD	82,552	HKD	640,000	Citibank N.A.	4/26/17	155
USD	16,362	HKD	127,000	Nomura International PLC	4/26/17	12
USD	22,195	HKD	172,000	UBS AG	4/26/17	51
USD	103,432	IDR	1,397,165,000	Nomura International PLC	4/26/17	(1,172)
USD	18,298	JPY	2,080,000	Bank of America N.A.	4/26/17	(383)
USD	5,585	JPY	640,000	Bank of America N.A.	4/26/17	(163)
USD	13,913	JPY	1,597,000	Bank of America N.A.	4/26/17	(430)
USD	124,285	JPY	14,070,000	Bank of America N.A.	4/26/17	(2,081)
USD	1,484	JPY	167,000	Bank of America N.A.	4/26/17	(16)
USD	6,108	JPY	696,000	Bank of America N.A.	4/26/17	(143)
USD	2,687	JPY	308,000	Bank of America N.A.	4/26/17	(80)
USD	14,148	JPY	1,592,000	Bank of America N.A.	4/26/17	(150)
USD	19,544	JPY	2,194,000	Bank of America N.A.	4/26/17	(161)
USD	46,616	JPY	5,244,000	Bank of America N.A.	4/26/17	(482)
USD	7,840	JPY	881,000	BNP Paribas S.A.	4/26/17	(72)
USD	9,617	JPY	1,091,000	Citibank N.A.	4/26/17	(181)
USD	9,670	JPY	1,104,000	Nomura International PLC	4/26/17	(245)
USD	19,185	JPY	2,193,000	Nomura International PLC	4/26/17	(511)
USD	26,700	JPY	2,999,000	Nomura International PLC	4/26/17	(235)
USD	30,105	PHP	1,514,000	Nomura International PLC	4/26/17	(38)
USD	1,942	SEK	17,000	Barclays Bank PLC	4/26/17	36
USD	2,117	SEK	19,000	Barclays Bank PLC	4/26/17	(13)
USD	452	SEK	4,000	Barclays Bank PLC	4/26/17	3
USD	8,334	SEK	73,000	Deutsche Bank AG	4/26/17	149
USD	13,307	SEK	117,000	Goldman Sachs International	4/26/17	189
USD	3,511	SGD	5,000	Bank of America N.A.	4/26/17	(68)
USD	26,757	SGD	38,000	Citibank N.A.	4/26/17	(443)
Total						$499

6	MASTER INVESTMENT PORTFOLIO	MARCH 31, 2017

Schedule of Investments (continued)	LifePath Dynamic 2045 Master Portfolio

Portfolio Abbreviations

AUD	Australian Dollar
CAD	Canadian Dollar
CHF	Swiss Franc
CVA	Certificaten Van Aandelen (Dutch Certificate)
ETF	Exchange-Traded Fund
EUR	Euro
GBP	British Pound
HKD	Hong Kong Dollar
IDR	Indonesian Rupiah
ILS	Israeli New Shekel
JPY	Japanese Yen
MSCI	Morgan Stanley Capital International
NOK	Norwegian Krone
NZD	New Zealand Dollar
PHP	Philippine Peso
REIT	Real Estate Investment Trust
SEK	Swedish Krona
SGD	Singapore Dollar
S&P	Standard and Poor’s
USD	U.S. Dollar

MASTER INVESTMENT PORTFOLIO	MARCH 31, 2017	7

Schedule of Investments (continued)	LifePath Dynamic 2045 Master Portfolio

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the LifePath Master Portfolio has the ability to access

•

Level 2 — other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the LifePath Master Portfolio’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the BlackRock Global Valuation Methodologies Committee (the “Global Valuation Committee”) in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. Level 3 investments may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the Global Valuation Committee in the absence of market information.

Changes in valuation techniques may result in transfers into or out of an assigned level within the hierarchy. In accordance with the LifePath Master Portfolio’s policy, transfers between different levels of the fair value hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments and derivative financial instruments is based on the pricing transparency of the investments and derivative financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the LifePath Master Portfolio’s policy regarding valuation of investments and derivative financial instruments, refer to the LifePath Master Portfolio’s most recent financial statements as contained in its annual report.

The following tables summarize the LifePath Master Portfolio’s investments and derivative financial instruments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Affiliated Investments Companies:
Equity Funds	$6,938,063	—	—	$6,938,063
Fixed Income Fund	82,777	—	—	82,777
Short-Term Securities	3,650,604	—	—	3,650,604
Common Stocks:
Equity Real Estate Investment Trusts (REITs)	—	$104,554	—	104,554
Health Care Providers & Services	35,186	—	—	35,186
Hotels, Restaurants & Leisure	24,495	—	—	24,495
Household Durables	22,304	43,088	—	65,392
Real Estate Investment Trusts (REITs)	2,393,698	778,321	—	3,172,019
Real Estate Management & Development	144,609	657,864	—	802,473
Road & Rail	—	22,474	—	22,474

Subtotal	$13,291,736	$1,606,301	—	$14,898,037

Investments Valued at NAV[1]				17,502,727

Total				$32,400,764

8	MASTER INVESTMENT PORTFOLIO	MARCH 31, 2017

Schedule of Investments (concluded)	LifePath Dynamic 2045 Master Portfolio

	Level 1	Level 2	Level 3	Total
Derivative Financial Instruments [2]
Assets:
Equity contracts	$74,159	—	—	$74,159
Forward foreign currency contracts	24,507	$12,732	—	37,239
Liabilities:
Forward foreign currency contracts	(15,783)	(12,233)	—	(28,016)

Total	$82,883	$499	—	$83,382

[1]    As of March 31, 2017, certain investments of the LifePath Master Portfolio were fair valued using net asset value (“NAV”) per share as no quoted market value is available and therefore have been excluded from the fair value hierarchy.

[2]    Derivative financial instruments are swaps, futures contracts, forward foreign currency exchange contracts, and options written. Swaps, futures contracts and forward foreign currency exchange contracts are valued at the unrealized appreciation (depreciation) on the instrument and options written are shown at value.

During the period ended March 31, 2017, there were no transfers between levels.

MASTER INVESTMENT PORTFOLIO	MARCH 31, 2017	9

Schedule of Investments March 31, 2017 (Unaudited)	LifePath Dynamic 2050 Master Portfolio (Percentages shown are based on Net Assets)

Affiliated Investment Companies (a)	Shares/ Investment Value	Value
Equity Funds — 67.7%
Active Stock Master Portfolio	$43,602,480	$43,602,480
BlackRock Commodity Strategies Fund	624,514	4,640,143
International Tilts Master Portfolio	$16,034,603	16,034,603
iShares Edge MSCI Multifactor Intl ETF	211,613	5,294,557
iShares MSCI EAFE Small-Cap ETF (b)	66,453	3,597,766
iShares MSCI Emerging Markets ETF (b)	23,916	942,051

		74,111,600
Fixed Income Funds — 8.5%
CoreAlpha Bond Master Portfolio	$1,052,027	1,052,027
iShares Edge MSCI Multifactor USA ETF (b)	295,028	8,243,082

		9,295,109
Short-Term Securities — 12.4%
BlackRock Cash Funds: Institutional, SL Agency Shares, 1.11% (c)(d)	3,731,012	3,732,504
BlackRock Cash Funds: Treasury, SL Agency Shares, 0.68% (c)	9,820,919	9,820,919

		13,553,423
Total Affiliated Investment Companies — 88.6%		96,960,132

Common Stocks
Equity Real Estate Investment Trusts (REITs) — 0.3%
Ichigo Hotel REIT Investment Corp.	135	138,085
New South Resources Ltd. (e)	228,028	249,170

		387,255
Health Care Providers & Services — 0.1%
Brookdale Senior Living, Inc. (e)	9,482	127,343
Hotels, Restaurants & Leisure — 0.1%
Hilton Worldwide Holdings, Inc.	1,541	90,087
Household Durables — 0.2%
Iida Group Holdings Co. Ltd.	10,000	153,887
Kaufman & Broad SA	2,230	82,074

		235,961
Real Estate Investment Trusts (REITs) — 10.7%
Agree Realty Corp.	1,766	84,697
Alexandria Real Estate Equities, Inc.	3,516	388,588

Common Stocks	Shares	Value
Real Estate Investment Trusts (REITs) (continued)
American Campus Communities, Inc.	3,194	$152,002
AvalonBay Communities, Inc.	809	148,532
Boston Properties, Inc.	2,436	322,551
British Land Co. PLC	42,368	323,865
Capital & Regional PLC	112,347	78,825
Colony Starwood Homes	3,972	134,849
CyrusOne, Inc.	2,573	132,432
DiamondRock Hospitality Co.	20,280	226,122
EPR Properties	3,266	240,476
Equinix, Inc.	347	138,928
Essex Property Trust, Inc.	1,478	342,201
Eurocommercial Properties NV CVA	2,742	98,190
Extra Space Storage, Inc.	4,808	357,667
Federal Realty Investment Trust	2,829	377,672
First Industrial Realty Trust, Inc.	5,792	154,241
Gecina SA	1,293	175,316
GGP, Inc.	10,182	236,019
Great Portland Estates PLC	9,938	81,116
Hammerson PLC	19,306	138,045
HCP, Inc.	13,624	426,159
Highwoods Properties, Inc.	2,581	126,805
Host Hotels & Resorts, Inc.	14,614	272,697
Ichigo Office REIT Investment Corp.	268	168,810
Invitation Homes, Inc. (e)	6,102	133,207
Japan Hotel REIT Investment Corp.	227	156,811
Japan Rental Housing Investments, Inc.	178	130,791
Kenedix Retail REIT Corp.	17	38,174
Kilroy Realty Corp.	2,948	212,492
Liberty Property Trust	4,501	173,514
Link REIT	44,000	308,385
Macerich Co.	2,694	173,494
Mid-America Apartment Communities, Inc.	1,906	193,916
NSI NV	29,587	121,519
Prologis, Inc.	8,112	420,851
Public Storage	583	127,625
Regency Centers Corp.	4,208	279,369
Retail Properties of America, Inc., Class A	16,528	238,334
RioCan Real Estate Investment Trust	10,075	198,492
Scentre Group	107,793	353,381
Simon Property Group, Inc.	3,429	589,891
SL Green Realty Corp.	1,210	129,010
STAG Industrial, Inc.	7,012	175,440
Sun Communities, Inc.	1,899	152,547
UDR, Inc.	8,943	324,273
Unibail-Rodamco SE	1,386	323,175
Vastned Retail NV	3,980	150,516
Ventas, Inc.	7,167	466,142
VEREIT, Inc.	20,443	173,561

MASTER INVESTMENT PORTFOLIO	MARCH 31, 2017	1

Schedule of Investments (continued)	LifePath Dynamic 2050 Master Portfolio

Common Stocks	Shares	Value
Real Estate Investment Trusts (REITs) (continued)
Welltower, Inc.	1,288	$91,216
Westfield Corp.	83,331	565,279

		11,728,210
Real Estate Management & Development — 2.7%
BUWOG AG	7,439	187,464
Cheung Kong Property Holdings Ltd.	57,000	384,512
Deutsche Wohnen AG, Bearer Shares	4,797	157,972
First Capital Realty, Inc.	9,198	138,539
Howard Hughes Corp. (e)	1,315	154,184
Intiland Development Tbk PT	2,300,500	71,818
Kungsleden AB (e)	5,977	34,018
Kungsleden AB	30,611	175,305
LEG Immobilien AG	1,259	103,200
Mega Manunggal Property Tbk PT (e)	3,207,700	136,006
Mitsui Fudosan Co. Ltd.	18,000	384,333
Sun Hung Kai Properties Ltd.	11,000	161,703
Takara Leben Co. Ltd.	59,600	266,424
Unizo Holdings Co. Ltd.	14,900	367,696
Vonovia SE	6,621	233,270

		2,956,444
Road & Rail — 0.1%
MTR Corp. Ltd.	15,500	87,085
Total Common Stocks — 14.2%		15,612,385
Total Investments (Cost — $99,358,643*) — 102.8%		112,572,517
Liabilities in Excess of Other Assets — (2.8)%		(3,080,218)

Net Assets — 100.0%		$109,492,299

*	As of March 31, 2017, gross unrealized appreciation and depreciation based on cost for U.S. federal income tax purposes were as follows:

Tax cost	$106,040,013

Gross unrealized appreciation	$14,859,010
Gross unrealized depreciation	(8,326,506)

Net unrealized appreciation	$6,532,504

2	MASTER INVESTMENT PORTFOLIO	MARCH 31, 2017

Schedule of Investments (continued)	LifePath Dynamic 2050 Master Portfolio

Notes to Schedule of Investments

(a)	During the period ended March 31, 2017, investments in issuers considered to be affiliates of the LifePath Master Portfolio for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares/ Investment Value Held at December 31, 2016	Shares/ Investment Value Purchased		Shares/ Investment Value Sold	Shares/ Investment Value Held at March 31, 2017	Value at March 31, 2017	Income		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)
Active Stock Master Portfolio	$43,589,002	$13,478	[1]	—	$43,602,480	$43,602,480	$129,476		$1,095,674	$2,460,816
BlackRock Cash Funds: Institutional, SL Agency Shares	588,649	3,142,363	[1]	—	3,731,012	3,732,504	2,478	[2]	79	18
BlackRock Cash Funds: Treasury, SL Agency Shares	10,871,097	—		(1,050,178)[3]	9,820,919	9,820,919	13,270		—	—
BlackRock Commodity Strategies Fund	713,452	31,592		(120,530)	624,514	4,640,143	—		(18,196)	43,953
CoreAlpha Bond Master Portfolio	$1,148,840	—		$(96,813)[3]	$1,052,027	1,052,027	5,672		(5)	6,464
International Tilts Master Portfolio	$16,886,692	—		$(852,089)[3]	$16,034,603	16,034,603	109,452		302,726	1,290,508
iShares Core S&P 500 ETF*	6,451	—		(6,451)	—	—	—		45,134	(30,734)
iShares Edge MSCI Multifactor Intl ETF	211,613	—		—	211,613	5,294,557	—		—	378,787
iShares Edge MSCI Multifactor USA ETF	436,759	7,435		(149,166)	295,028	8,243,082	36,117		122,982	339,229
iShares MSCI EAFE Small-Cap ETF	68,718	3,557		(5,822)	66,453	3,597,766	—		7,929	286,084
iShares MSCI Emerging Markets	—	36,022		(12,106)	23,916	942,051	—		9,228	54,101
Total						$96,960,132	$296,465		$1,565,551	$4,829,208

* No longer held by the LifePath Master Portfolio as of period end.
[1] Represents net shares/investment value purchased.

[2]    Represents lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

[3] Represents net shares/investment value sold.

(b)	Security, or a portion of the security, is on loan.

(c)	Current yield as of period end.

(d)	All or a portion of security was purchased with the cash collateral from loaned securities.

(e)	Non-income producing security.

•

For compliance purposes, the LifePath Master Portfolio’s industry classifications refer to one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by the investment adviser. These definitions may not apply for purposes of this report, which may combine such industry sub-classifications for reporting ease.

MASTER INVESTMENT PORTFOLIO	MARCH 31, 2017	3

Schedule of Investments (continued)	LifePath Dynamic 2050 Master Portfolio

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
Contracts Long (Short)	Issue	Expiration	Notional Value	Unrealized Appreciation (Depreciation)
21	CAC 40 Index	April 2017	$1,146,015	$30,926
(18)	AUD Currency	June 2017	$1,374,480	(11,436)
27	CAD Currency	June 2017	$2,033,910	23,896
4	DAX Index	June 2017	$1,315,311	34,636
(6)	E-Mini MSCI EAFE Index	June 2017	$534,600	(7,501)
42	EUR Currency	June 2017	$5,629,050	60,996
(13)	JPY Currency	June 2017	$1,464,369	(40,970)
141	MSCI Emerging Markets Mini Index	June 2017	$6,777,870	165,644
23	Russell 2000 Mini Index	June 2017	$1,592,060	25,021
(18)	S&P 500 E-Mini Index	June 2017	$2,123,280	12,940
15	S&P/TSX 60 Index	June 2017	$2,057,601	236
Total				$294,388

Forward Foreign Currency Exchange Contracts
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
AUD	110,000	USD	83,833	Bank of America N.A.	4/26/17	$48
AUD	87,000	USD	66,236	Bank of America N.A.	4/26/17	107
AUD	43,000	USD	32,914	Citibank N.A.	4/26/17	(124)
AUD	19,000	USD	14,481	Goldman Sachs International	4/26/17	8
AUD	69,000	USD	52,829	Royal Bank of Canada	4/26/17	(213)
CAD	348,000	USD	266,540	Barclays Bank PLC	4/26/17	(5,516)
CAD	18,000	USD	13,498	Barclays Bank PLC	4/26/17	3
CAD	34,000	USD	25,993	BNP Paribas S.A.	4/26/17	(490)
CAD	12,000	USD	9,140	BNP Paribas S.A.	4/26/17	(139)
CAD	7,000	USD	5,218	Citibank N.A.	4/26/17	32
CHF	149,000	USD	149,670	Nomura International PLC	4/26/17	(625)
EUR	81,000	USD	85,663	Bank of America N.A.	4/26/17	1,056
EUR	63,000	USD	66,816	Bank of America N.A.	4/26/17	632
EUR	32,000	USD	34,215	Barclays Bank PLC	4/26/17	45
EUR	2,000	USD	2,157	Barclays Bank PLC	4/26/17	(16)
EUR	47,000	USD	49,990	BNP Paribas S.A.	4/26/17	329
EUR	7,000	USD	7,406	BNP Paribas S.A.	4/26/17	88
EUR	36,000	USD	38,225	BNP Paribas S.A.	4/26/17	317
EUR	70,000	USD	74,875	BNP Paribas S.A.	4/26/17	67
EUR	97,000	USD	103,560	BNP Paribas S.A.	4/26/17	288

4	MASTER INVESTMENT PORTFOLIO	MARCH 31, 2017

Schedule of Investments (continued)	LifePath Dynamic 2050 Master Portfolio

Forward Foreign Currency Exchange Contracts (continued)
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
EUR	17,000	USD	17,971	Citibank N.A.	4/26/17	$229
EUR	104,000	USD	111,522	Citibank N.A.	4/26/17	(180)
EUR	13,000	USD	13,769	Deutsche Bank AG	4/26/17	149
EUR	219,000	USD	236,506	Deutsche Bank AG	4/26/17	(2,045)
EUR	3,000	USD	3,205	Goldman Sachs International	4/26/17	6
EUR	14,000	USD	14,959	Goldman Sachs International	4/26/17	29
EUR	48,000	USD	51,687	Goldman Sachs International	4/26/17	(298)
EUR	4,000	USD	4,295	Royal Bank of Canada	4/26/17	(13)
GBP	10,000	USD	12,311	Barclays Bank PLC	4/26/17	200
GBP	10,000	USD	12,565	BNP Paribas S.A.	4/26/17	(54)
GBP	13,000	USD	15,972	Citibank N.A.	4/26/17	292
GBP	10,000	USD	12,215	Citibank N.A.	4/26/17	296
GBP	211,000	USD	261,611	Goldman Sachs International	4/26/17	2,372
GBP	6,000	USD	7,521	Goldman Sachs International	4/26/17	(14)
GBP	19,000	USD	23,504	Royal Bank of Canada	4/26/17	267
HKD	79,000	USD	10,196	Barclays Bank PLC	4/26/17	(25)
HKD	353,000	USD	45,504	Barclays Bank PLC	4/26/17	(57)
HKD	863,000	USD	111,241	Barclays Bank PLC	4/26/17	(135)
HKD	54,000	USD	6,958	Barclays Bank PLC	4/26/17	(6)
HKD	57,000	USD	7,343	Barclays Bank PLC	4/26/17	(5)
HKD	590,000	USD	76,126	Barclays Bank PLC	4/26/17	(166)
HKD	55,000	USD	7,086	BNP Paribas S.A.	4/26/17	(5)
HKD	99,000	USD	12,770	Citibank N.A.	4/26/17	(24)
HKD	160,000	USD	20,606	Citibank N.A.	4/26/17	(6)
HKD	110,000	USD	14,178	Deutsche Bank AG	4/26/17	(16)
HKD	716,000	USD	92,362	Nomura International PLC	4/26/17	(181)
HKD	1,733,000	USD	223,430	Nomura International PLC	4/26/17	(315)
HKD	101,000	USD	13,017	Nomura International PLC	4/26/17	(14)
HKD	84,000	USD	10,827	Royal Bank of Canada	4/26/17	(13)
HKD	198,000	USD	25,539	UBS AG	4/26/17	(48)
IDR	190,218,000	USD	14,175	Bank of America N.A.	4/26/17	66
IDR	116,269,000	USD	8,690	BNP Paribas S.A.	4/26/17	15
IDR	216,177,000	USD	15,931	Citibank N.A.	4/26/17	255
IDR	207,579,000	USD	15,456	Citibank N.A.	4/26/17	85
IDR	177,392,000	USD	13,228	JPMorgan Chase Bank N.A.	4/26/17	53
IDR	324,352,000	USD	24,343	JPMorgan Chase Bank N.A.	4/26/17	(59)
IDR	243,329,000	USD	18,139	Nomura International PLC	4/26/17	79
IDR	660,002,000	USD	49,071	Nomura International PLC	4/26/17	343
ILS	93,000	USD	24,485	BNP Paribas S.A.	4/26/17	1,149
JPY	16,612,000	USD	146,122	Bank of America N.A.	4/26/17	3,074
JPY	10,691,000	USD	94,727	Bank of America N.A.	4/26/17	1,291
JPY	5,920,000	USD	52,675	Barclays Bank PLC	4/26/17	494
JPY	518,000	USD	4,527	Barclays Bank PLC	4/26/17	125
JPY	2,517,000	USD	22,476	Citibank N.A.	4/26/17	130
JPY	774,000	USD	6,769	Nomura International PLC	4/26/17	182
JPY	46,826,000	USD	415,833	Royal Bank of Canada	4/26/17	4,722
JPY	1,562,000	USD	13,770	Royal Bank of Canada	4/26/17	259
JPY	8,085,000	USD	71,275	Royal Bank of Canada	4/26/17	1,338
NOK	88,000	USD	10,412	Barclays Bank PLC	4/26/17	(163)
NZD	21,000	USD	15,058	BNP Paribas S.A.	4/26/17	(386)
PHP	1,209,000	USD	24,141	BNP Paribas S.A.	4/26/17	(70)

MASTER INVESTMENT PORTFOLIO	MARCH 31, 2017	5

Schedule of Investments (continued)	LifePath Dynamic 2050 Master Portfolio

Forward Foreign Currency Exchange Contracts (continued)
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
PHP	2,103,000	USD	41,880	Citibank N.A.	4/26/17	$(9)
PHP	1,389,000	USD	27,730	Citibank N.A.	4/26/17	(75)
PHP	488,000	USD	9,766	Citibank N.A.	4/26/17	(50)
SEK	33,000	USD	3,726	Barclays Bank PLC	4/26/17	(26)
SEK	654,000	USD	74,082	Barclays Bank PLC	4/26/17	(756)
SEK	22,000	USD	2,471	BNP Paribas S.A.	4/26/17	(5)
SEK	18,000	USD	2,042	Citibank N.A.	4/26/17	(24)
SGD	57,000	USD	40,283	Bank of America N.A.	4/26/17	516
SGD	227,000	USD	160,142	Barclays Bank PLC	4/26/17	2,341
SGD	103,000	USD	72,102	Barclays Bank PLC	4/26/17	1,624
SGD	126,000	USD	89,082	Barclays Bank PLC	4/26/17	1,107
SGD	11,000	USD	7,809	BNP Paribas S.A.	4/26/17	64
SGD	62,000	USD	43,403	BNP Paribas S.A.	4/26/17	976
USD	56,224	AUD	74,000	Bank of America N.A.	4/26/17	(205)
USD	146,748	AUD	195,000	Barclays Bank PLC	4/26/17	(1,950)
USD	52,682	AUD	69,000	BNP Paribas S.A.	4/26/17	65
USD	42,169	AUD	55,000	Goldman Sachs International	4/26/17	229
USD	92,605	AUD	121,000	Goldman Sachs International	4/26/17	336
USD	9,033	AUD	12,000	Goldman Sachs International	4/26/17	(118)
USD	38,517	AUD	51,000	Goldman Sachs International	4/26/17	(373)
USD	7,552	AUD	10,000	Goldman Sachs International	4/26/17	(73)
USD	20,535	CAD	27,000	Bank of America N.A.	4/26/17	283
USD	34,203	CAD	46,000	Bank of America N.A.	4/26/17	(300)
USD	30,842	CAD	41,000	Bank of America N.A.	4/26/17	89
USD	45,101	CAD	60,000	Bank of America N.A.	4/26/17	96
USD	4,582	CAD	6,000	Bank of America N.A.	4/26/17	82
USD	761	CAD	1,000	Bank of America N.A.	4/26/17	11
USD	7,492	CAD	10,000	Citibank N.A.	4/26/17	(9)
USD	43,596	CAD	57,000	UBS AG	4/26/17	842
USD	10,009	CHF	10,000	Goldman Sachs International	4/26/17	6
USD	39,915	EUR	37,000	Bank of America N.A.	4/26/17	303
USD	82,222	EUR	76,000	Barclays Bank PLC	4/26/17	856
USD	8,478	EUR	8,000	Barclays Bank PLC	4/26/17	(86)
USD	716,768	EUR	667,000	Citibank N.A.	4/26/17	2,678
USD	222,460	EUR	206,000	Goldman Sachs International	4/26/17	1,917
USD	80,721	EUR	76,000	Goldman Sachs International	4/26/17	(645)
USD	11,903	EUR	11,000	Nomura International PLC	4/26/17	126
USD	18,939	EUR	18,000	Nomura International PLC	4/26/17	(332)
USD	3,178	EUR	3,000	Nomura International PLC	4/26/17	(33)
USD	1,250	GBP	1,000	Bank of America N.A.	4/26/17	(1)
USD	2,496	GBP	2,000	Bank of America N.A.	4/26/17	(6)
USD	58,907	GBP	47,000	Barclays Bank PLC	4/26/17	105
USD	2,513	GBP	2,000	Barclays Bank PLC	4/26/17	10
USD	40,134	GBP	32,000	BNP Paribas S.A.	4/26/17	99
USD	53,791	GBP	43,000	BNP Paribas S.A.	4/26/17	(6)
USD	13,495	GBP	11,000	Goldman Sachs International	4/26/17	(267)
USD	2,509	GBP	2,000	Nomura International PLC	4/26/17	6
USD	20,843	GBP	17,000	Nomura International PLC	4/26/17	(426)
USD	96,288	HKD	747,000	Barclays Bank PLC	4/26/17	115
USD	31,342	HKD	243,000	BNP Paribas S.A.	4/26/17	57
USD	107,704	HKD	835,000	Citibank N.A.	4/26/17	202
USD	59,007	HKD	458,000	Nomura International PLC	4/26/17	42
USD	66,715	HKD	517,000	UBS AG	4/26/17	154

6	MASTER INVESTMENT PORTFOLIO	MARCH 31, 2017

Schedule of Investments (continued)	LifePath Dynamic 2050 Master Portfolio

Forward Foreign Currency Exchange Contracts (continued)
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD	71,982	HKD	558,000	UBS AG	4/26/17	$142
USD	356,187	IDR	4,811,375,000	Nomura International PLC	4/26/17	(4,037)
USD	116,557	JPY	13,112,000	Bank of America N.A.	4/26/17	(1,205)
USD	24,234	JPY	2,728,000	Bank of America N.A.	4/26/17	(267)
USD	22,704	JPY	2,587,000	Bank of America N.A.	4/26/17	(531)
USD	155,087	JPY	17,557,000	Bank of America N.A.	4/26/17	(2,596)
USD	21,491	JPY	2,443,000	Bank of America N.A.	4/26/17	(450)
USD	83,301	JPY	9,522,000	Bank of America N.A.	4/26/17	(2,218)
USD	27,514	JPY	3,153,000	Bank of America N.A.	4/26/17	(804)
USD	49,832	JPY	5,720,000	Bank of America N.A.	4/26/17	(1,541)
USD	54,175	JPY	6,096,000	Bank of America N.A.	4/26/17	(575)
USD	72,455	JPY	8,134,000	Bank of America N.A.	4/26/17	(598)
USD	3,739	JPY	426,000	Bank of America N.A.	4/26/17	(87)
USD	2,892	JPY	325,000	Barclays Bank PLC	4/26/17	(27)
USD	25,695	JPY	2,887,000	BNP Paribas S.A.	4/26/17	(234)
USD	27,926	JPY	3,167,000	Citibank N.A.	4/26/17	(518)
USD	8,060	JPY	924,000	Citibank N.A.	4/26/17	(239)
USD	111,777	JPY	12,468,000	Goldman Sachs International	4/26/17	(201)
USD	102,038	JPY	11,461,000	Nomura International PLC	4/26/17	(896)
USD	50,611	JPY	,778,000	Nomura International PLC	4/26/17	(1,283)
USD	103,182	PHP	5,189,000	Nomura International PLC	4/26/17	(131)
USD	8,891	SEK	79,000	Barclays Bank PLC	4/26/17	34
USD	30,709	SEK	269,000	Deutsche Bank AG	4/26/17	550
USD	6,169	SEK	54,000	Goldman Sachs International	4/26/17	115
USD	43,334	SEK	381,000	Goldman Sachs International	4/26/17	617
USD	7,469	SEK	67,000	Royal Bank of Canada	4/26/17	(43)
USD	12,727	SGD	18,000	Citibank N.A.	4/26/17	(158)
USD	31,685	SGD	45,000	Nomura International PLC	4/26/17	(525)
Total						$955

Portfolio Abbreviations

AUD	Australian Dollar
CAD	Canadian Dollar
CHF	Swiss Franc
CVA	Certificaten Van Aandelen (Dutch Certificate)
ETF	Exchange-Traded Fund
EUR	Euro
GBP	British Pound
HKD	Hong Kong Dollar
IDR	Indonesian Rupiah
ILS	Israeli New Shekel
JPY	Japanese Yen
MSCI	Morgan Stanley Capital International
NOK	Norwegian Krone
NZD	New Zealand Dollar
PHP	Philippine Peso
SEK	Swedish Krona
SGD	Singapore Dollar
S&P	Standard and Poor’s
USD	U.S. Dollar

MASTER INVESTMENT PORTFOLIO	MARCH 31, 2017	7

Schedule of Investments (continued)	LifePath Dynamic 2050 Master Portfolio

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the LifePath Master Portfolio has the ability to access

•

Level 2 — other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the LifePath Master Portfolio’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the BlackRock Global Valuation Methodologies Committee (the “Global Valuation Committee”) in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. Level 3 investments may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the Global Valuation Committee in the absence of market information.

Changes in valuation techniques may result in transfers into or out of an assigned level within the hierarchy. In accordance with the LifePath Master Portfolio’s policy, transfers between different levels of the fair value hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments and derivative financial instruments is based on the pricing transparency of the investments and derivative financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the LifePath Master Portfolio’s policy regarding valuation of investments and derivative financial instruments, refer to the LifePath Master Portfolio’s most recent financial statements as contained in its annual report.

The following tables summarize the LifePath Master Portfolio’s investments and derivative financial instruments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Affiliated Investment Companies:
Equity Funds	$14,474,517	—	—	$14,474,517
Fixed Income Fund	8,243,082	—	—	8,243,082
Short-Term Securities	13,553,423	—	—	13,553,423
Common Stocks:
Equity Real Estate Investment Trusts (REITs)	—	$387,255	—	387,255
Health Care Providers & Services	127,343	—	—	127,343
Hotels, Restaurants & Leisure	90,087	—	—	90,087
Household Durables	82,074	153,887	—	235,961
Real Estate Investment Trusts (REITs)	8,866,872	2,861,338	—	11,728,210
Real Estate Management & Development	534,565	2,421,879	—	2,956,444
Road & Rail	—	87,085	—	87,085

8	MASTER INVESTMENT PORTFOLIO	MARCH 31, 2017

Schedule of Investments (concluded)	LifePath Dynamic 2050 Master Portfolio

	Level 1	Level 2	Level 3	Total
Subtotal	$45,971,963	$5,911,444	—	$51,883,407

Investments Valued at NAV[1]				60,689,110

Total				$112,572,517

Derivative Financial Instruments [2]
Assets:
Equity contracts	$269,403	—	—	$269,403
Forward foreign currency contracts	84,892	$37,315		122,207
Liabilities:
Equity contracts	(7,501)	—	—	(7,501)
Forward foreign currency contracts	(52,406)	(36,360)		(88,766)

Total	$294,388	$955	—	$295,343

[1]     As of March 31, 2017, certain investments of the LifePath Master Portfolio were fair valued using net asset value (“NAV”) per share as no quoted market value is available and therefore have been excluded from the fair value hierarchy.

[2] Derivative financial instruments are futures contracts and forward foreign currency exchange contracts, which are valued at the unrealized appreciation (depreciation) on the instrument.

During the period ended March 31, 2017, there were no transfers between levels.

MASTER INVESTMENT PORTFOLIO	MARCH 31, 2017	9

Schedule of Investments March 31, 2017 (Unaudited)	LifePath Dynamic 2055 Master Portfolio (Percentages shown are based on Net Assets)

Affiliated Investment Companies (a)	Shares/ Investment Value	Value
Equity Funds — 72.2%
Active Stock Master Portfolio	$6,110,822	$6,110,822
BlackRock Commodity Strategies Fund	94,980	705,699
International Tilts Master Portfolio	$1,848,423	1,848,423
iShares Edge MSCI Multifactor Intl ETF	37,602	940,802
iShares Edge MSCI Multifactor USA ETF	41,429	1,157,526
iShares MSCI EAFE Small-Cap ETF (b)	16,222	878,259
iShares MSCI Emerging Markets ETF (b)	6,786	267,301

		11,908,832
Fixed Income Fund — 0.9%
CoreAlpha Bond Master Portfolio	$146,758	146,758
Short-Term Securities — 19.7%
BlackRock Cash Funds: Institutional, SL Agency Shares, 1.11% (c)(d)	884,952	885,306
BlackRock Cash Funds: Treasury, SL Agency Shares, 0.68% (d)	2,371,220	2,371,220

		3,256,526
Total Affiliated Investment Companies — 92.8%		15,312,116

Common Stocks
Equity Real Estate Investment Trusts (REITs) — 0.4%
Ichigo Hotel REIT Investment Corp.	20	20,457
New South Resources Ltd. (e)	33,977	37,127

		57,584
Health Care Providers & Services — 0.1%
Brookdale Senior Living, Inc. (e)	1,428	19,178
Hotels, Restaurants & Leisure — 0.1%
Hilton Worldwide Holdings, Inc.	230	13,446
Household Durables — 0.2%
Iida Group Holdings Co. Ltd.	1,400	21,544
Kaufman & Broad SA	339	12,477

		34,021
Real Estate Investment Trusts (REITs) — 10.5%
Agree Realty Corp.	239	11,462
Alexandria Real Estate Equities, Inc.	517	57,139
American Campus Communities, Inc.	470	22,367
AvalonBay Communities, Inc.	119	21,848

Common Stocks	Shares	Value
Real Estate Investment Trusts (REITs) (continued)
Boston Properties, Inc.	358	$47,403
British Land Co. PLC	6,296	48,127
Capital & Regional PLC	16,625	11,665
Colony Starwood Homes	573	19,453
CyrusOne, Inc.	379	19,507
DiamondRock Hospitality Co.	2,984	33,272
EPR Properties	481	35,416
Equinix, Inc.	51	20,419
Essex Property Trust, Inc.	217	50,242
Eurocommercial Properties NV CVA	396	14,181
Extra Space Storage, Inc.	704	52,371
Federal Realty Investment Trust	416	55,536
First Industrial Realty Trust, Inc.	850	22,636
Gecina SA	194	26,304
GGP, Inc.	1,498	34,724
Great Portland Estates PLC	1,434	11,705
Hammerson PLC	2,880	20,593
HCP, Inc.	2,005	62,716
Highwoods Properties, Inc.	380	18,669
Host Hotels & Resorts, Inc.	2,142	39,970
Ichigo Office REIT Investment Corp.	40	25,196
Invitation Homes, Inc. (e)	894	19,516
Japan Hotel REIT Investment Corp.	34	23,487
Japan Rental Housing Investments, Inc.	26	19,104
Kenedix Retail REIT Corp.	5	11,228
Kilroy Realty Corp.	434	31,283
Liberty Property Trust	668	25,751
Link REIT	6,500	45,557
Macerich Co.	396	25,502
Mid-America Apartment Communities, Inc.	280	28,487
NSI NV	4,269	17,534
Prologis, Inc.	1,194	61,945
Public Storage	85	18,607
Regency Centers Corp.	619	41,095
Retail Properties of America, Inc., Class A	2,432	35,069
RioCan Real Estate Investment Trust	1,483	29,217
Scentre Group	15,867	52,017
Simon Property Group, Inc.	505	86,875
SL Green Realty Corp.	178	18,978
STAG Industrial, Inc.	1,032	25,821
Sun Communities, Inc.	279	22,412
UDR, Inc.	1,316	47,718
Unibail-Rodamco SE	204	47,567
Vastned Retail NV	586	22,161
Ventas, Inc.	1,055	68,617
VEREIT, Inc.	3,008	25,538
Welltower, Inc.	190	13,456
Westfield Corp.	12,263	83,187

		1,730,650

MASTER INVESTMENT PORTFOLIO	MARCH 31, 2017	1

Schedule of Investments (continued)	LifePath Dynamic 2055 Master Portfolio

Common Stocks	Shares	Value
Real Estate Management & Development — 2.7%
BUWOG AG	1,114	$28,073
Cheung Kong Property Holdings Ltd.	8,500	57,339
Deutsche Wohnen AG, Bearer Shares	706	23,250
First Capital Realty, Inc.	1,354	20,394
Howard Hughes Corp. (e)	194	22,746
Intiland Development Tbk PT	316,800	9,890
Kungsleden AB (e)	862	4,906
Kungsleden AB	4,505	25,800
LEG Immobilien AG	190	15,574
Mega Manunggal Property Tbk PT (e)	464,700	19,703
Mitsui Fudosan Co. Ltd.	3,000	64,055
Sun Hung Kai Properties Ltd.	2,000	29,401
Takara Leben Co., Ltd.	8,800	39,338
Unizo Holdings Co., Ltd.	2,200	54,291

Common Stocks	Shares	Value
Real Estate Management & Development (continued)
Vonovia SE	984	$34,668

		449,428
Road & Rail — 0.1%
MTR Corp. Ltd.	2,500	14,046
Total Common Stocks — 14.1%		2,318,353
Total Investments (Cost — $16,461,424*) — 106.9%		17,630,469
Liabilities in Excess of Other Assets — (6.9)%		(1,143,363)

Net Assets — 100.0%		$16,487,106

*	As of March 31, 2017, gross unrealized appreciation and depreciation based on cost for U.S. federal income tax purposes were as follows:

Tax cost	$16,605,268

Gross unrealized appreciation	$2,159,327
Gross unrealized depreciation	(1,134,126)

Net unrealized appreciation	$1,025,201

Notes to Schedule of Investments

(a)	During the period ended March 31, 2017, investments in issuers considered to be affiliates of the LifePath Master Portfolio for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares/ Investment Value Held at December 31, 2016	Shares/ Investment Value Purchased		Shares/ Investment Value Sold	Shares/ Investment Value Held at March 31, 2017	Value at March 31, 2017	Income		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)
Active Stock Master Portfolio	$6,834,913	—		$(724,091)[1]	$6,110,822	$6,110,822	$18,601		$193,641	$296,682
BlackRock Cash Funds: Institutional, SL Agency Shares	—	884,952	[2]	—	884,952	885,306	437	[3]	108	(26)
BlackRock Cash Funds: Treasury, SL Agency Shares	2,459,631	—		(88,411)	2,371,220	2,371,220	2,725	[3]	—	—
BlackRock Commodity Strategies Fund	117,167	11,765		(33,952)	94,980	705,699	—		(36,967)	46,027
CoreAlpha Bond Master Portfolio	$183,812	—		$(37,054)[1]	$146,758	146,758	849		(43)	599
International Tilts Master Portfolio	$2,771,226	—		$(922,803)[1]	$1,848,423	1,848,423	12,813		47,761	132,327
iShares Core S&P 500 ETF*	1,685	—		(1,685)	—	—	—		17,686	(8,028)
iShares Edge MSCI Multifactor Intl ETF	33,798	7,915		(4,111)	37,602	940,802	—		2,172	58,019
iShares Edge MSCI Multifactor USA ETF	69,896	2,606		(31,073)	41,429	1,157,526	5,072		29,025	43,734

2	MASTER INVESTMENT PORTFOLIO	MARCH 31, 2017

Schedule of Investments (continued)	LifePath Dynamic 2055 Master Portfolio

Affiliate	Shares/ Investment Value Held at December 31, 2016	Shares/ Investment Value Purchased	Shares/ Investment Value Sold	Shares/ Investment Value Held at March 31, 2017	Value at March 31, 2017	Income	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)
iShares MSCI EAFE Small-Cap ETF	11,642	8,502	(3,922)	16,222	878,259	—	4,114	39,967
iShares MSCI Emerging Markets	—	6,786	—	6,786	267,301	—	—	14,144
Total					$15,312,116	$40,497	$257,497	$623,445

* No longer held by the LifePath Master Portfolio as of period end.
[1] Represents net shares/investment value sold.
[2] Represents net shares/investment value purchased.

[3]   Represents lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

(b)	Security, or a portion of the security, is on loan.

(c)	All or a portion of security was purchased with the cash collateral from loaned securities.

(d)	Current yield as of period end.

(e)	Non-income producing security.

•

For compliance purposes, the LifePath Master Portfolio’s industry classifications refer to one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by the investment adviser. These definitions may not apply for purposes of this report, which may combine such industry sub-classifications for reporting ease.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
Contracts Long (Short)	Issue	Expiration	Notional Value	Unrealized Appreciation (Depreciation)
3	CAC 40 Index	April 2017	$163,716	$4,279
(3)	AUD Currency	June 2017	$229,080	(1,906)
4	CAD Currency	June 2017	$301,320	3,540
1	DAX Index	June 2017	$328,828	8,666
6	EUR Currency	June 2017	$804,150	8,714
(2)	JPY Currency	June 2017	$225,288	(6,303)
19	MSCI Emerging Markets Mini Index	June 2017	$913,330	20,079
4	Russell 2000 Mini Index	June 2017	$276,880	4,351
3	S&P 500 E-Mini Index	June 2017	$353,880	(3,802)
2	S&P/TSX 60 Index	June 2017	$274,347	32
Total				$37,650

Forward Foreign Currency Exchange Contracts
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
AUD	20,000	USD	15,313	Barclays Bank PLC	4/26/17	$(62)
AUD	4,000	USD	3,062	Goldman Sachs International	4/26/17	(11)
AUD	59,000	USD	44,959	Goldman Sachs International	4/26/17	32
AUD	11,000	USD	8,384	Goldman Sachs International	4/26/17	4
CAD	58,000	USD	44,423	Barclays Bank PLC	4/26/17	(919)
CAD	9,000	USD	6,749	Barclays Bank PLC	4/26/17	2

MASTER INVESTMENT PORTFOLIO	MARCH 31, 2017	3

Schedule of Investments (continued)	LifePath Dynamic 2055 Master Portfolio

Forward Foreign Currency Exchange Contracts (continued)
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
CAD	9,000	USD	6,880	BNP Paribas S.A.	4/26/17	$(130)
CAD	3,000	USD	2,236	Citibank N.A.	4/26/17	14
CHF	24,000	USD	24,108	Nomura International PLC	4/26/17	(101)
CHF	2,000	USD	2,026	Nomura International PLC	4/26/17	(25)
CHF	1,000	USD	996	UBS AG	4/26/17	4
EUR	11,000	USD	11,633	Bank of America N.A.	4/26/17	143
EUR	10,000	USD	10,606	Bank of America N.A.	4/26/17	100
EUR	4,000	USD	4,277	Barclays Bank PLC	4/26/17	6
EUR	11,000	USD	11,766	BNP Paribas S.A.	4/26/17	11
EUR	35,000	USD	37,369	BNP Paribas S.A.	4/26/17	102
EUR	5,000	USD	5,309	BNP Paribas S.A.	4/26/17	44
EUR	15,000	USD	16,085	Citibank N.A.	4/26/17	(26)
EUR	3,000	USD	3,171	Citibank N.A.	4/26/17	41
EUR	32,000	USD	34,558	Deutsche Bank AG	4/26/17	(299)
EUR	1,000	USD	1,069	Goldman Sachs International	4/26/17	2
EUR	2,000	USD	2,137	Goldman Sachs International	4/26/17	4
EUR	7,000	USD	7,538	Goldman Sachs International	4/26/17	(43)
EUR	1,000	USD	1,074	Nomura International PLC	4/26/17	(3)
EUR	2,000	USD	2,116	Royal Bank of Canada	4/26/17	25
EUR	11,000	USD	11,699	UBS AG	4/26/17	78
GBP	2,000	USD	2,457	Bank of America N.A.	4/26/17	45
GBP	1,000	USD	1,253	Bank of America N.A.	4/26/17	(2)
GBP	1,000	USD	1,246	Bank of America N.A.	4/26/17	5
GBP	3,000	USD	3,693	Barclays Bank PLC	4/26/17	60
GBP	38,000	USD	47,115	Goldman Sachs International	4/26/17	427
GBP	2,000	USD	2,443	Goldman Sachs International	4/26/17	59
GBP	3,000	USD	3,711	Royal Bank of Canada	4/26/17	42
HKD	124,000	USD	15,984	Barclays Bank PLC	4/26/17	(20)
HKD	62,000	USD	7,992	Barclays Bank PLC	4/26/17	(10)
HKD	9,000	USD	1,160	Barclays Bank PLC	4/26/17	(1)
HKD	9,000	USD	1,160	Barclays Bank PLC	4/26/17	(1)
HKD	7,000	USD	902	Barclays Bank PLC	4/26/17	(1)
HKD	110,000	USD	14,189	Citibank N.A.	4/26/17	(27)
HKD	23,000	USD	2,962	Citibank N.A.	4/26/17	(1)
HKD	53,000	USD	6,831	Deutsche Bank AG	4/26/17	(8)
HKD	383,000	USD	49,406	Nomura International PLC	4/26/17	(97)
HKD	310,000	USD	39,967	Nomura International PLC	4/26/17	(56)
HKD	13,000	USD	1,676	Nomura International PLC	4/26/17	(2)
HKD	17,000	USD	2,193	UBS AG	4/26/17	(4)
IDR	38,212,000	USD	2,848	Bank of America N.A.	4/26/17	13
IDR	20,248,000	USD	1,513	BNP Paribas S.A.	4/26/17	3
IDR	35,464,000	USD	2,613	Citibank N.A.	4/26/17	42
IDR	33,911,000	USD	2,525	Citibank N.A.	4/26/17	14
IDR	31,387,000	USD	2,341	JPMorgan Chase Bank N.A.	4/26/17	9
IDR	46,416,000	USD	3,484	JPMorgan Chase Bank N.A.	4/26/17	(8)
IDR	89,675,000	USD	6,667	Nomura International PLC	4/26/17	47
IDR	64,882,000	USD	4,837	Nomura International PLC	4/26/17	21
ILS	15,000	USD	3,949	BNP Paribas S.A.	4/26/17	185
JPY	8,580,000	USD	75,470	Bank of America N.A.	4/26/17	1,589
JPY	826,000	USD	7,294	Barclays Bank PLC	4/26/17	125
JPY	422,000	USD	3,768	BNP Paribas S.A.	4/26/17	22
JPY	2,450,000	USD	21,612	BNP Paribas S.A.	4/26/17	392
JPY	673,000	USD	5,988	Goldman Sachs International	4/26/17	56

4	MASTER INVESTMENT PORTFOLIO	MARCH 31, 2017

Schedule of Investments (continued)	LifePath Dynamic 2055 Master Portfolio

Forward Foreign Currency Exchange Contracts (continued)
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
JPY	258,000	USD	2,256	Nomura International PLC	4/26/17	$61
JPY	7,102,000	USD	63,069	Royal Bank of Canada	4/26/17	716
NOK	12,000	USD	1,420	Barclays Bank PLC	4/26/17	(22)
NZD	3,000	USD	2,151	BNP Paribas S.A.	4/26/17	(55)
PHP	188,000	USD	3,754	BNP Paribas S.A.	4/26/17	(11)
PHP	344,000	USD	6,851	Citibank N.A.	4/26/17	(2)
PHP	231,000	USD	4,612	Citibank N.A.	4/26/17	(12)
PHP	76,000	USD	1,521	Citibank N.A.	4/26/17	(8)
SEK	6,000	USD	666	Bank of America N.A.	4/26/17	7
SEK	111,000	USD	12,573	Citibank N.A.	4/26/17	(128)
SGD	10,000	USD	7,067	Bank of America N.A.	4/26/17	91
SGD	37,000	USD	26,102	Barclays Bank PLC	4/26/17	382
SGD	10,000	USD	7,000	Barclays Bank PLC	4/26/17	157
SGD	18,000	USD	12,600	Barclays Bank PLC	4/26/17	284
SGD	21,000	USD	14,847	Barclays Bank PLC	4/26/17	184
SGD	6,000	USD	4,260	BNP Paribas S.A.	4/26/17	35
SGD	4,000	USD	2,839	Goldman Sachs International	4/26/17	25
USD	6,078	AUD	8,000	Bank of America N.A.	4/26/17	(22)
USD	5,269	AUD	7,000	Bank of America N.A.	4/26/17	(69)
USD	24,834	AUD	33,000	Barclays Bank PLC	4/26/17	(330)
USD	4,600	AUD	6,000	Barclays Bank PLC	4/26/17	25
USD	13,595	AUD	18,000	Citibank N.A.	4/26/17	(131)
USD	46,685	AUD	61,000	Goldman Sachs International	4/26/17	169
USD	4,513	CAD	6,000	Bank of America N.A.	4/26/17	13
USD	6,765	CAD	9,000	Bank of America N.A.	4/26/17	14
USD	749	CAD	1,000	Bank of America N.A.	4/26/17	(1)
USD	2,240	CAD	3,000	Bank of America N.A.	4/26/17	(10)
USD	5,205	CAD	7,000	Citibank N.A.	4/26/17	(46)
USD	21,416	CAD	28,000	Goldman Sachs International	4/26/17	414
USD	7,007	CHF	7,000	Goldman Sachs International	4/26/17	5
USD	6,473	EUR	6,000	Bank of America N.A.	4/26/17	49
USD	11,900	EUR	11,000	Barclays Bank PLC	4/26/17	124
USD	2,120	EUR	2,000	Barclays Bank PLC	4/26/17	(22)
USD	118,208	EUR	110,000	Citibank N.A.	4/26/17	442
USD	4,328	EUR	4,000	Goldman Sachs International	4/26/17	46
USD	37,797	EUR	35,000	Goldman Sachs International	4/26/17	326
USD	11,684	EUR	11,000	Nomura International PLC	4/26/17	(92)
USD	7,365	EUR	7,000	Nomura International PLC	4/26/17	(129)
USD	1,059	EUR	1,000	Nomura International PLC	4/26/17	(11)
USD	1,059	EUR	1,000	Nomura International PLC	4/26/17	(11)
USD	8,773	GBP	7,000	Barclays Bank PLC	4/26/17	16
USD	17,514	GBP	14,000	Goldman Sachs International	4/26/17	(2)
USD	5,016	GBP	4,000	Goldman Sachs International	4/26/17	11
USD	1,227	GBP	1,000	Goldman Sachs International	4/26/17	(24)
USD	6,271	GBP	5,000	Nomura International PLC	4/26/17	16
USD	2,452	GBP	2,000	Nomura International PLC	4/26/17	(50)
USD	387	HKD	3,000	Barclays Bank PLC	4/26/17	1
USD	17,275	HKD	134,000	Barclays Bank PLC	4/26/17	23
USD	13,406	HKD	104,000	Barclays Bank PLC	4/26/17	16
USD	6,836	HKD	53,000	BNP Paribas S.A.	4/26/17	12
USD	5,926	HKD	46,000	Deutsche Bank AG	4/26/17	4
USD	8,374	HKD	65,000	Nomura International PLC	4/26/17	6
USD	7,484	HKD	58,000	UBS AG	4/26/17	17

MASTER INVESTMENT PORTFOLIO	MARCH 31, 2017	5

Schedule of Investments (continued)	LifePath Dynamic 2055 Master Portfolio

Forward Foreign Currency Exchange Contracts (continued)
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD	56,367	HKD	437,000	UBS AG	4/26/17	$105
USD	54,857	IDR	741,015,000	Nomura International PLC	4/26/17	(622)
USD	8,085	JPY	928,000	Bank of America N.A.	4/26/17	(250)
USD	7,430	JPY	836,000	Bank of America N.A.	4/26/17	(79)
USD	10,484	JPY	1,177,000	Bank of America N.A.	4/26/17	(87)
USD	23,317	JPY	2,623,000	Bank of America N.A.	4/26/17	(241)
USD	4,047	JPY	459,000	Bank of America N.A.	4/26/17	(76)
USD	4,389	JPY	500,000	Bank of America N.A.	4/26/17	(102)
USD	85,622	JPY	9,693,000	Bank of America N.A.	4/26/17	(1,433)
USD	13,169	JPY	1,497,000	Bank of America N.A.	4/26/17	(276)
USD	9,588	JPY	1,096,000	Bank of America N.A.	4/26/17	(256)
USD	9,983	JPY	1,144,000	Bank of America N.A.	4/26/17	(292)
USD	3,462	JPY	389,000	BNP Paribas S.A.	4/26/17	(32)
USD	2,687	JPY	308,000	Citibank N.A.	4/26/17	(80)
USD	14,663	JPY	1,647,000	Nomura International PLC	4/26/17	(129)
USD	15,136	JPY	1,728,000	Nomura International PLC	4/26/17	(384)
USD	16,683	PHP	839,000	Nomura International PLC	4/26/17	(21)
USD	339	SEK	3,000	Barclays Bank PLC	4/26/17	2
USD	1,028	SEK	9,000	Barclays Bank PLC	4/26/17	19
USD	1,125	SEK	10,000	Barclays Bank PLC	4/26/17	4
USD	1,003	SEK	9,000	Barclays Bank PLC	4/26/17	(6)
USD	4,452	SEK	39,000	Deutsche Bank AG	4/26/17	80
USD	7,052	SEK	62,000	Goldman Sachs International	4/26/17	100
USD	2,809	SGD	4,000	Barclays Bank PLC	4/26/17	(55)
USD	16,194	SGD	23,000	UBS AG	4/26/17	(269)
Total						$34

Portfolio Abbreviations

AUD	Australian Dollar
CAD	Canadian Dollar
CHF	Swiss Franc
CVA	Certificaten Van Aandelen (Dutch Certificate)
ETF	Exchange-Traded Fund
EUR	Euro
GBP	British Pound
HKD	Hong Kong Dollar
IDR	Indonesian Rupiah
ILS	Israeli New Shekel
JPY	Japanese Yen
MSCI	Morgan Stanley Capital International
NOK	Norwegian Krone
NZD	New Zealand Dollar
PHP	Philippine Peso
REIT	Real Estate Investment Trust
SEK	Swedish Krona
SGD	Singapore Dollar
S&P	Standard and Poor’s
USD	U.S. Dollar

6	MASTER INVESTMENT PORTFOLIO	MARCH 31, 2017

Schedule of Investments (continued)	LifePath Dynamic 2055 Master Portfolio

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the LifePath Master Portfolio has the ability to access

•

Level 2 — other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the LifePath Master Portfolio’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the BlackRock Global Valuation Methodologies Committee (the “Global Valuation Committee”) in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. Level 3 investments may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the Global Valuation Committee in the absence of market information.

Changes in valuation techniques may result in transfers into or out of an assigned level within the hierarchy. In accordance with the LifePath Master Portfolio’s policy, transfers between different levels of the fair value hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments and derivative financial instruments is based on the pricing transparency of the investments and derivative financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the LifePath Master Portfolio’s policy regarding valuation of investments and derivative financial instruments, refer to the LifePath Master Portfolio’s most recent financial statements as contained in its annual report.

The following tables summarize the LifePath Master Portfolio’s investments and derivative financial instruments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Affiliated Investment Companies:
Equity Funds	$3,949,587	—	—	$3,949,587
Short-Term Securities	3,256,526	—	—	3,256,526
Common Stocks:
Equity Real Estate Investment Trusts (REITs)	—	$57,584	—	57,584
Health Care Providers & Services	19,178	—	—	19,178
Hotels, Restaurants & Leisure	13,446	—	—	13,446
Household Durables	12,477	21,544	—	34,021
Real Estate Investment Trusts (REITs)	1,302,397	428,253	—	1,730,650
Real Estate Management & Development	77,639	371,789	—	449,428
Road & Rail	—	14,046	—	14,046

Subtotal	$8,631,250	$893,216	—	$9,524,466

Investments Valued at NAV[1]				8,106,003

Total				$17,630,469

MASTER INVESTMENT PORTFOLIO	MARCH 31, 2017	7

Schedule of Investments (concluded)	LifePath Dynamic 2055 Master Portfolio

	Level 1	Level 2	Level 3	Total
Derivative Financial Instruments[2]
Assets:
Equity contracts	$37,407	—	—	$37,407
Forward foreign currency contracts	12,254	$7,769	—	20,023
Liabilities:
Equity contracts	(3,802)	—	—	(3,802)
Forward foreign currency contracts	(8,209)	(7,735)	—	(15,944)

Total	$37,650	$34	—	$37,684

[1]    As of March 31, 2017, certain investments of the LifePath Master Portfolio were fair valued using net asset value (“NAV”) per share as no quoted market value is available and therefore have been excluded from the fair value hierarchy.

[2]    Derivative financial instruments are swaps, futures contracts, forward foreign currency exchange contracts, and options written. Swaps, futures contracts and forward foreign currency exchange contracts are valued at the unrealized appreciation (depreciation) on the instrument and options written are shown at value.

During the period ended March 31, 2017, there were no transfers between levels.

8	MASTER INVESTMENT PORTFOLIO	MARCH 31, 2017

Schedule of Investments March 31, 2017 (Unaudited)	LifePath Index Retirement Master Portfolio (Percentages shown are based on Net Assets)

Affiliated Investment Companies (a)	Shares/ Investment Value	Value
Equity Funds — 40.3%
BlackRock Developed Real Estate Index Fund	452,292	$4,581,720
iShares Core MSCI Total International Stock ETF (b)	1,926,319	105,465,965
Large Cap Index Master Portfolio	$206,668,177	206,668,177
Master Small Cap Index Series	$40,223,565	40,223,565
Total International ex U.S. Index Master Portfolio	$20,110,117	20,110,117

		377,049,544
Fixed Income Funds — 59.5%
iShares TIPS Bond ETF	707,733	81,141,588
U.S. Total Bond Index Master Portfolio	$476,623,330	476,623,330

		557,764,918

Affiliated Investment Companies (a)	Shares/ Investment Value	Value
Short-Term Securities — 0.9%
BlackRock Cash Funds: Institutional, SL Agency Shares, 1.11% (c)(d)	5,924,480	$5,926,850
BlackRock Cash Funds: Treasury, SL Agency Shares, 0.68% (d)	2,312,238	2,312,238

		8,239,088
Total Affiliated Investment Companies (Cost — $904,403,525*) — 100.7%		943,053,550
Liabilities in Excess of Other Assets — (0.7)%		(6,234,485)

Net Assets — 100.0%		$936,819,065

*	As of March 31, 2017, gross unrealized appreciation and depreciation based on cost for U.S. federal income tax purposes were as follows:

Tax cost	$888,934,574

Gross unrealized appreciation	$74,729,741
Gross unrealized depreciation	(20,610,765)

Net unrealized appreciation	$54,118,976

MASTER INVESTMENT PORTFOLIO	MARCH 31, 2017	1

Schedule of Investments (continued)	LifePath Index Retirement Master Portfolio

Notes to Schedule of Investments

(a)	During the period ended March 31, 2017, investments in issuers considered to be affiliates of the LifePath Index Master Portfolio for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares/ Investment Value Held at December 31, 2016	Shares/ Investment Value Purchased		Shares/ Investment Value Sold	Shares/ Investment Value Held at March 31, 2017	Value at March 31, 2017	Income		Net Realized Gain (Loss)	Change in Unrealized Appreciation
BlackRock Cash Funds: Institutional, SL Agency Shares	—	5,924,480	[1]	—	5,924,480	$5,926,850	$5,930	[3]	—	—
BlackRock Cash Funds: Treasury, SL Agency Shares	717,035	1,595,203	[1]	—	2,312,238	$2,312,238	$3,594	[3]	—	—
BlackRock Developed Real Estate Index Fund	402,284	58,534		(8,526)	452,292	$4,581,720	$4,523		$(227)	$97,200
iShares Core MSCI Total International Stock ETF	1,636,585	289,734		—	1,926,319	$105,465,965	—		—	$7,436,274
iShares TIPS Bond ETF	621,994	98,739		(13,000)	707,733	$81,141,588	—		$(25,817)	$1,074,608
Large Cap Index Master Portfolio	$179,250,938	$27,417,239		—	$206,668,177	$206,668,177	$954,564		$487,180	$11,080,093
Master Small Cap Index Series	$34,440,451	$5,783,114		—	$40,223,565	$40,223,565	$150,052		$261,660	$926,512
Total International ex U.S. Index Master Portfolio	$25,062,003	—		$(4,951,886)[2]	$20,110,117	$20,110,117	$140,638		$(331,308)	$1,504,332
U.S. Total Bond Index Master Portfolio	$412,873,479	$63,749,851	[1]	—	$476,623,330	$476,623,330	$2,392,430		$(499,811)	$3,839,880
Total						$943,053,550	$3,651,731		$(108,323)	$25,958,899

* No longer held by the LifePath Index Master Portfolio as of period end.
[1] Represents net shares/investment value sold.
[2] Represents net shares/investment value purchased.

[3]     Represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

(b)	Security, or a portion of the security, is on loan.

(c)	All or a portion was purchased with the cash collateral from loaned securities.

(d)	Current yield as of period end.

2	MASTER INVESTMENT PORTFOLIO	MARCH 31, 2017

Schedule of Investments (concluded)	LifePath Index Retirement Master Portfolio

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the LifePath Index Master Portfolio has the ability to access

•

Level 2 — other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the LifePath Index Master Portfolio’s own assumptions used in determining the fair value of investments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the BlackRock Global Valuation Methodologies Committee (the “Global Valuation Committee”) in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. Level 3 investments may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the Global Valuation Committee in the absence of market information.

Changes in valuation techniques may result in transfers into or out of an assigned level within the hierarchy. In accordance with the LifePath Index Master Portfolio’s policy, transfers between different levels of the fair value hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments is based on the pricing transparency of the investments and is not necessarily an indication of the risks associated with investing in those securities. For information about the LifePath Index Master Portfolio’s policy regarding valuation of investments, refer to the LifePath Index Master Portfolio’s most recent financial statements as contained in its annual report.

The following table summarizes the LifePath Index Master Portfolio’s investments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Equity Funds	$110,047,685	—	—	$110,047,685
Fixed Income Funds	81,141,588	—	—	81,141,588
Short-Term Securities	8,239,088	—	—	8,239,088

Subtotal	$199,428,361	—	—	$199,428,361
Investments Valued at NAV[1]				743,625,189

Total				$943,053,550

[1]     As of March 31, 2017, certain investments of the LifePath Index Master Portfolio were fair valued using net asset value (“NAV”) per share as no quoted market value is available and therefore have been excluded from the fair value hierarchy.

During the period ended March 31, 2017, there were no transfers between levels.

MASTER INVESTMENT PORTFOLIO	MARCH 31, 2017	3

Schedule of Investments March 31, 2017 (Unaudited)	LifePath Index 2020 Master Portfolio (Percentages shown are based on Net Assets)

Affiliated Investment Companies (a)	Shares/ Investment Value	Value
Equity Funds — 49.2%
BlackRock Developed Real Estate Index Fund	4,796,096	$48,584,453
iShares Core MSCI Total International Stock ETF	3,999,978	218,998,795
Large Cap Index Master Portfolio	$508,925,459	508,925,459
Master Small Cap Index Series	$71,157,938	71,157,938
Total International ex U.S. Index Master Portfolio	$91,885,000	91,885,000

		939,551,645
Fixed Income Funds — 50.6%
iShares TIPS Bond ETF	1,195,139	137,022,686
U.S. Total Bond Index Master Portfolio	$828,949,886	828,949,886

		965,972,572
Short-Term Securities — 0.2%
BlackRock Cash Funds: Treasury, SL Agency Shares, 0.68% (b)	3,738,209	3,738,209
Total Affiliated Investment Companies (Cost — $1,813,929,225*) — 100.0%		1,909,262,426
Other Assets Less Liabilities — 0.0%		53,234

Net Assets — 100.0%		$1,909,315,660

*	As of March 31, 2017, gross unrealized appreciation and depreciation based on cost for U.S. federal income tax purposes were as follows:

Tax cost	$1,774,095,241

Gross unrealized appreciation	$184,770,999
Gross unrealized depreciation	(49,603,814)

Net unrealized appreciation	$135,167,185

MASTER INVESTMENT PORTFOLIO	MARCH 31, 2017	1

Schedule of Investments (continued)	LifePath Index 2020 Master Portfolio

Notes to Schedule of Investments

(a)	During the period ended March 31, 2017, investments in issuers considered to be affiliates of the LifePath Index Master Portfolio for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares/ Investment Value Held at December 31, 2016	Shares/ Investment Value Purchased		Shares/ Investment Value Sold	Shares/ Investment Value Held at March 31, 2017	Value at March 31, 2017	Income (Loss)		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)
BlackRock Cash Funds: Institutional, SL Agency Shares*	31,615	—		(31,615)[1]	—	—	$10,545	[2]	$(804)	$(6)
BlackRock Cash Funds: Treasury, SL Agency Shares	3,341,262	396,947	[3]	—	3,738,209	$3,738,209	7,506		—	—
BlackRock Developed Real Estate Index Fund	4,757,223	411,219		(372,346)	4,796,096	48,584,453	53,485		(13,096)	1,066,601
iShares Core MSCI Total International Stock ETF	3,497,604	502,374		—	3,999,978	218,998,795	(3,444)		—	15,863,557
iShares MSCI EAFE Small-Cap ETF*	103,367	—		(103,367)	—	—	—		1,496,253	(1,312,645)
iShares TIPS Bond ETF	1,041,857	153,282		—	1,195,139	137,022,686	—		—	1,640,899
Large Cap Index Master Portfolio	$451,450,181	$57,475,278	[3]	—	$508,925,459	508,925,459	2,401,786		363,205	28,137,080
Master Small Cap Index Series	$63,214,259	$7,943,679	[3]	—	$71,157,938	71,157,938	269,065		394,259	1,662,526
Total International ex U.S. Index Master Portfolio	$89,280,690	$2,604,310	[3]	—	$91,885,000	91,885,000	623,338		(698,017)	7,402,776
U.S. Total Bond Index Master Portfolio	$722,945,868	$106,004,018	[3]	—	$828,949,886	828,949,886	4,178,006		(881,551)	6,220,539
Total						$1,909,262,426	$7,540,287		$660,249	$60,681,327

* No longer held by the LifePath Index Master Portfolio as of period end.
[1] Represents net shares/investment value sold.

[2]     Represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

[3] Represents net shares/investment value purchased.

(b)	Current yield as of period end.

2	MASTER INVESTMENT PORTFOLIO	MARCH 31, 2017

Schedule of Investments (concluded)	LifePath Index 2020 Master Portfolio

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the LifePath Index Master Portfolio has the ability to access

•

Level 2 — other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the LifePath Index Master Portfolio’s own assumptions used in determining the fair value of investments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the BlackRock Global Valuation Methodologies Committee (the “Global Valuation Committee”) in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. Level 3 investments may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the Global Valuation Committee in the absence of market information.

Changes in valuation techniques may result in transfers into or out of an assigned level within the hierarchy. In accordance with the LifePath Index Master Portfolio’s policy, transfers between different levels of the fair value hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments is based on the pricing transparency of the investments and is not necessarily an indication of the risks associated with investing in those securities. For information about the LifePath Index Master Portfolio’s policy regarding valuation of investments, refer to the LifePath Index Master Portfolio’s most recent financial statements as contained in its annual report.

The following table summarizes the LifePath Index Master Portfolio’s investments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Equity Funds	$267,583,248	—	—	$267,583,248
Fixed Income Funds	137,022,686	—	—	137,022,686
Short-Term Securities	3,738,209	—	—	3,738,209

Subtotal	$408,344,143	—	—	$408,344,143

Investments Valued at NAV[1]				1,500,918,283

Total				$1,909,262,426

[1]     As of March 31, 2017, certain investments of the LifePath Index Master Portfolio were fair valued using net asset value (“NAV”) per share as no quoted market value is available and therefore have been excluded from the fair value hierarchy.

During the period ended March 31, 2017, there were no transfers between levels.

MASTER INVESTMENT PORTFOLIO	MARCH 31, 2017	3

Schedule of Investments March 31, 2017 (Unaudited)	LifePath Index 2025 Master Portfolio (Percentages shown are based on Net Assets)

Affiliated Investment Companies (a)	Shares/ Investment Value	Value
Equity Funds — 61.1%
BlackRock Developed Real Estate Index Fund	9,671,092	$97,968,164
iShares Core MSCI Total International Stock ETF	5,257,646	287,856,119
Large Cap Index Master Portfolio	$571,040,838	571,040,838
Master Small Cap Index Series	$54,496,913	54,496,913
Total International ex U.S. Index Master Portfolio	$57,445,385	57,445,385

		1,068,807,419
Fixed Income Funds — 38.6%
iShares TIPS Bond ETF	812,447	93,147,049
U.S. Total Bond Index Master Portfolio	$582,477,479	582,477,479

		675,624,528
Short-Term Securities — 0.2%
BlackRock Cash Funds: Treasury, SL Agency Shares, 0.68% (b)	3,389,454	3,389,454
Total Affiliated Investment Companies (Cost — $1,650,039,730*) — 99.9%		1,747,821,401
Other Assets Less Liabilities — 0.1%		2,114,797

Net Assets — 100.0%		$1,749,936,198

*	As of March 31, 2017, gross unrealized appreciation and depreciation based on cost for U.S. federal income tax purposes were as follows:

Tax cost	$1,631,031,176

Gross unrealized appreciation	$150,014,268
Gross unrealized depreciation	(33,224,043)

Net unrealized appreciation	$116,790,225

MASTER INVESTMENT PORTFOLIO	MARCH 31, 2017	1

Schedule of Investments (continued)	LifePath Index 2025 Master Portfolio

Notes to Schedule of Investments

(a)	During the period ended March 31, 2017, investments in issuers considered to be affiliates of the LifePath Index Master Portfolio for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares/ Investment Value Held at December 31, 2016	Shares/ Investment Value Purchased		Shares/ Investment Value Sold	Shares/ Investment Value Held at March 31, 2017	Value at March 31, 2017	Income		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)
BlackRock Cash Funds: Institutional, SL Agency Shares*	235,138	—		(235,138)[1]	—	—	$7,147	[2]	$(574)	$(47)
BlackRock Cash Funds: Treasury, SL Agency Shares	4,157,343	—		(767,889)[1]	3,389,454	$3,389,454	8,430		—	—
BlackRock Developed Real Estate Index Fund	8,157,732	1,513,360		—	9,671,092	97,968,164	91,717		—	1,983,938
iShares Cohen & Steers REIT ETF*	—	—		—	—	—	—		1,307	—
iShares Core MSCI Total International Stock ETF	4,368,278	889,368		—	5,257,646	287,856,119	—		—	20,233,807
iShares MSCI EAFE Small-Cap ETF*	34,830	—		(34,830)	—	—	—		574,933	(513,065)
iShares TIPS Bond ETF	674,570	137,877		—	812,447	93,147,049	—		—	1,096,983
Large Cap Index Master Portfolio	$473,120,757	$97,920,081	[3]	—	$571,040,838	571,040,838	2,609,727		257,540	30,182,004
Master Small Cap Index Series	$44,721,084	$9,775,829	[3]	—	$54,496,913	54,496,913	201,876		256,250	1,235,336
Total International ex U.S. Index Master Portfolio	$59,297,124	—		$(1,851,739)[1]	$57,445,385	57,445,385	382,467		(434,642)	4,870,931
U.S. Total Bond Index Master Portfolio	$476,185,674	$106,291,805	[3]	—	$582,477,479	582,477,479	2,854,178		(641,711)	4,062,654
Total						$1,747,821,401	$6,155,542		$13,103	$63,152,541

* No longer held by the LifePath Index Master Portfolio as of period end.
[1] Represents net shares/investment value sold.

[2]     Represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

[3] Represents net shares/investment value purchased.

(b)	Current yield as of period end.

2	MASTER INVESTMENT PORTFOLIO	MARCH 31, 2017

Schedule of Investments (concluded)	LifePath Index 2025 Master Portfolio

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the LifePath Index Master Portfolio has the ability to access

•

Level 2 — other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the LifePath Index Master Portfolio’s own assumptions used in determining the fair value of investments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the BlackRock Global Valuation Methodologies Committee (the “Global Valuation Committee”) in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. Level 3 investments may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the Global Valuation Committee in the absence of market information.

Changes in valuation techniques may result in transfers into or out of an assigned level within the hierarchy. In accordance with the LifePath Index Master Portfolio’s policy, transfers between different levels of the fair value hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments is based on the pricing transparency of the investments and is not necessarily an indication of the risks associated with investing in those securities. For information about the LifePath Index Master Portfolio’s policy regarding valuation of investments, refer to the LifePath Index Master Portfolio’s most recent financial statements as contained in its annual report.

The following table summarizes the LifePath Index Master Portfolio’s investments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Equity Funds	$385,824,283	—	—	$385,824,283
Fixed Income Funds	93,147,049	—	—	93,147,049
Short-Term Securities	3,389,454	—	—	3,389,454

Subtotal	$482,360,786	—	—	$482,360,786

Investments Valued at NAV[1]				1,265,460,615

Total				$1,747,821,401

[1]     As of March 31, 2017, certain investments of the LifePath Index Master Portfolio were fair valued using net asset value (“NAV”) per share as no quoted market value is available and therefore have been excluded from the fair value hierarchy.

During the period ended March 31, 2017, there were no transfers between levels.

MASTER INVESTMENT PORTFOLIO	MARCH 31, 2017	3

Schedule of Investments March 31, 2017 (Unaudited)	LifePath Index 2030 Master Portfolio (Percentages shown are based on Net Assets)

Affiliated Investment Companies (a)	Shares/ Investment Value	Value
Equity Funds — 71.9%
BlackRock Developed Real Estate Index Fund	18,897,529	$191,431,970
iShares Core MSCI Total International Stock ETF	6,996,407	383,053,283
iShares MSCI EAFE Small-Cap ETF (b)	50,933	2,757,513
Large Cap Index Master Portfolio	$867,660,204	867,660,204
Master Small Cap Index Series	$56,594,246	56,594,246
Total International ex U.S. Index Master Portfolio	$137,835,263	137,835,263

		1,639,332,479
Fixed Income Funds — 27.9%
iShares TIPS Bond ETF	738,350	84,651,828
U.S. Total Bond Index Master Portfolio	$552,544,047	552,544,047

		637,195,875
Short-Term Securities — 0.2%
BlackRock Cash Funds: Institutional, SL Agency Shares, 1.11% (c)(d)	2,553,056	2,554,077
BlackRock Cash Funds: Treasury, SL Agency Shares, 0.68% (c)	1,922,446	1,922,446

		4,476,523
Total Affiliated Investment Companies (Cost — $2,130,921,975*) — 100.0%		2,281,004,877
Liabilities in Excess of Other Assets — (0.0)%		(462,369)

Net Assets — 100.0%		$2,280,542,508

*	As of March 31, 2017, gross unrealized appreciation and depreciation based on cost for U.S. federal income tax purposes were as follows:

Tax cost	$2,089,126,624

Gross unrealized appreciation	$248,193,956
Gross unrealized depreciation	(56,315,703)

Net unrealized appreciation	$191,878,253

MASTER INVESTMENT PORTFOLIO	MARCH 31, 2017	1

Schedule of Investments (continued)	LifePath Index 2030 Master Portfolio

Notes to Schedule of Investments

(a)	During the period ended March 31, 2017, investments in issuers considered to be affiliates of the LifePath Index Master Portfolio for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares/ Investment Value Held at December 31, 2016	Shares/ Investment Value Purchased		Shares/ Investment Value Sold	Shares/ Investment Value Held at March 31, 2017	Value at March 31, 2017	Income		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)
BlackRock Cash Funds: Institutional, SL Agency Shares	4,529,813	—		(1,976,757)[1]	2,553,056	$2,554,077	$6,464	[2]	$952	$(778)
BlackRock Cash Funds: Treasury, SL Agency Shares	7,061,526	—		(5,139,080)[1]	1,922,446	1,922,446	10,370		—	—
BlackRock Developed Real Estate Index Fund	16,082,653	2,814,876		—	18,897,529	191,431,970	180,817		—	3,885,647
iShares Cohen & Steers REIT ETF*	—	—		—	—	—	—		2,106	—
iShares Core MSCI Total International Stock ETF	5,846,070	1,150,337		—	6,996,407	383,053,283	—		—	26,840,469
iShares MSCI EAFE Small-Cap ETF*	186,733	—		(135,800)	50,933	2,757,513	—		1,075,337	(615,107)
iShares TIPS Bond ETF	633,115	105,235		—	738,350	84,651,828	—		—	1,002,134
Large Cap Index Master Portfolio	$732,938,640	$134,721,564	[3]	—	$867,660,204	867,660,204	3,969,151		454,678	46,178,966
Master Small Cap Index Series	$49,267,846	$7,326,400	[3]	—	$56,594,246	56,594,246	214,173		305,438	1,336,235
Total International ex U.S. Index Master Portfolio	$127,047,310	$10,787,953	[3]	—	$137,835,263	137,835,263	903,277		(830,772)	10,787,954
U.S. Total Bond Index Master Portfolio	$462,612,989	$89,931,058	[3]	—	$552,544,047	552,544,047	2,726,816		(654,363)	3,933,438
Total						$2,281,004,877	$8,011,068		$353,376	$93,348,958

* No longer held by the LifePath Index Master Portfolio as of period end.
[1] Represents net shares/investment value sold.

[2]    Represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

[3] Represents net shares/investment value purchased.

(b)	Security, or a portion of the security, is on loan.

(c)	Current yield as of period end.

(d)	All or a portion of security was purchased with the cash collateral from loaned securities.

2	MASTER INVESTMENT PORTFOLIO	MARCH 31, 2017

Schedule of Investments (concluded)	LifePath Index 2030 Master Portfolio

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the LifePath Index Master Portfolio has the ability to access

•

Level 2 — other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the LifePath Index Master Portfolio’s own assumptions used in determining the fair value of investments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the BlackRock Global Valuation Methodologies Committee (the “Global Valuation Committee”) in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. Level 3 investments may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the Global Valuation Committee in the absence of market information.

Changes in valuation techniques may result in transfers into or out of an assigned level within the hierarchy. In accordance with the LifePath Index Master Portfolio’s policy, transfers between different levels of the fair value hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments is based on the pricing transparency of the investments and is not necessarily an indication of the risks associated with investing in those securities. For information about the LifePath Index Master Portfolio’s policy regarding valuation of investments, refer to the LifePath Index Master Portfolio’s most recent financial statements as contained in its annual report.

The following table summarizes the LifePath Index Master Portfolio’s investments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Equity Funds	$577,242,766	—	—	$577,242,766
Fixed Income Funds	84,651,828	—	—	84,651,828
Short-Term Securities	4,476,523	—	—	4,476,523

Subtotal	$666,371,117	—	—	$666,371,117

Investments Valued at NAV[1]				1,614,633,760

Total				$2,281,004,877

[1]    As of March 31, 2017, certain investments of the LifePath Index Master Portfolio were fair valued using net asset value (“NAV”) per share as no quoted market value is available and therefore have been excluded from the fair value hierarchy.

During the period ended March 31, 2017, there were no transfers between levels.

MASTER INVESTMENT PORTFOLIO	MARCH 31, 2017	3

Schedule of Investments March 31, 2017 (Unaudited)	LifePath Index 2035 Master Portfolio (Percentages shown are based on Net Assets)

Affiliated Investment Companies (a)	Shares/ Investment Value	Value
Equity Funds — 81.9%
BlackRock Developed Real Estate Index Fund	15,837,964	$160,438,573
iShares Core MSCI Total International Stock ETF (b)	5,489,001	300,522,805
iShares MSCI EAFE Small-Cap ETF (b)	21,934	1,187,507
Large Cap Index Master Portfolio	$628,282,317	628,282,317
Master Small Cap Index Series	$27,171,424	27,171,424
Total International ex U.S. Index Master Portfolio	$74,353,819	74,353,819

		1,191,956,445
Fixed Income Funds — 17.8%
iShares TIPS Bond ETF (b)	280,227	32,128,026
U.S. Total Bond Index Master Portfolio	$227,094,794	227,094,794

		259,222,820
Short-Term Securities — 0.9%
BlackRock Cash Funds: Institutional, SL Agency Shares, 1.11% (c)(d)	10,835,521	10,839,855
BlackRock Cash Funds: Treasury, SL Agency Shares, 0.68% (d)	2,545,892	2,545,892

		13,385,747
Total Affiliated Investment Companies (Cost — $1,362,371,190*) — 100.6%		1,464,565,012
Liabilities in Excess of Other Assets — (0.6)%		(9,167,098)

Net Assets — 100.0%		$1,455,397,914

*	As of March 31, 2017, gross unrealized appreciation and depreciation based on cost for U.S. federal income tax purposes were as follows:

Tax cost	$1,345,434,707

Gross unrealized appreciation	$145,908,426
Gross unrealized depreciation	(26,778,121)

Net unrealized appreciation	$119,130,305

MASTER INVESTMENT PORTFOLIO	MARCH 31, 2017	1

Schedule of Investments (continued)	LifePath Index 2035 Master Portfolio

Notes to Schedule of Investments

(a)	During the period ended March 31, 2017, investments in issuers considered to be affiliates of the LifePath Index Master Portfolio for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares/ Investment Value Held at December 31, 2016	Shares/ Investment Value Purchased		Shares/ Investment Value Sold	Shares/ Investment Value Held at March 31, 2017	Value at March 31, 2017	Income		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)
BlackRock Cash Funds: Institutional, SL Agency Shares	7,764,647	3,070,874	[1]	—	10,835,521	$10,839,855	$6,193	[2]	$871	$10
BlackRock Cash Funds: Treasury, SL Agency Shares	3,842,905	—		(1,297,013)[3]	2,545,892	2,545,892	7,703		—	—
BlackRock Developed Real Estate Index Fund	12,987,139	2,850,825		—	15,837,964	160,438,573	146,014		—	3,210,432
iShares Cohen & Steers REIT ETF*	—	—		—	—	—	—		1,798	—
iShares Core MSCI Total International Stock ETF	4,456,608	1,032,393		—	5,489,001	300,522,805	—		—	20,872,445
iShares MSCI EAFE Small-Cap ETF	91,234	—		(69,300)	21,934	1,187,507	—		396,992	(179,580)
iShares TIPS Bond ETF	235,717	44,510		—	280,227	32,128,026	—		—	383,262
Large Cap Index Master Portfolio	$509,351,954	$118,930,363	[1]	—	$628,282,317	$628,282,317	2,834,807		252,997	32,630,568
Master Small Cap Index Series	$23,550,738	$3,620,686	[1]	—	$27,171,424	$27,171,424	104,699		150,763	649,055
Total International ex U.S. Index Master Portfolio	$68,534,368	$5,819,451	[1]	—	$74,353,819	$74,353,819	487,263		(421,770)	5,819,451
U.S. Total Bond Index Master Portfolio	$181,166,426	$45,928,368	[1]	—	$227,094,794	$227,094,794	1,096,466		(265,209)	1,558,826
Total						$1,464,565,012	$4,683,145		$116,442	$64,944,469

*    No longer held by the LifePath Index Master Portfolio as of period end.

[1]    Represents net shares/investment value purchased.

[2]    Represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

[3]    Represents net shares/investment value sold.

(b)	Security, or a portion of the security, is on loan.
(c)	All or a portion of security was purchased with the cash collateral from loaned securities.
(d)	Current yield as of period end.

2	MASTER INVESTMENT PORTFOLIO	MARCH 31, 2017

Schedule of Investments (concluded)	LifePath Index 2035 Master Portfolio

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the LifePath Index Master Portfolio has the ability to access

•

Level 2 — other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the LifePath Index Master Portfolio’s own assumptions used in determining the fair value of investments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the BlackRock Global Valuation Methodologies Committee (the “Global Valuation Committee”) in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. Level 3 investments may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the Global Valuation Committee in the absence of market information.

Changes in valuation techniques may result in transfers into or out of an assigned level within the hierarchy. In accordance with the LifePath Index Master Portfolio’s policy, transfers between different levels of the fair value hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments is based on the pricing transparency of the investments and is not necessarily an indication of the risks associated with investing in those securities. For information about the LifePath Index Master Portfolio’s policy regarding valuation of investments, refer to the LifePath Index Master Portfolio’s most recent financial statements as contained in its annual report.

The following table summarizes the LifePath Index Master Portfolio’s investments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Equity Funds	$462,148,885	—	—	$462,148,885
Fixed Income Funds	32,128,026	—	—	32,128,026
Short-Term Securities	13,385,747	—	—	13,385,747

Subtotal	$507,662,658	—	—	$507,662,658

Investments Valued at NAV[1]				956,902,354

Total				$1,464,565,012

[1]    As of March 31, 2017, certain investments of the LifePath Index Master Portfolio were fair valued using net asset value (“NAV”) per share as no quoted market value is available and therefore have been excluded from the fair value hierarchy.

During the period ended March 31, 2017, there were no transfers between levels.

MASTER INVESTMENT PORTFOLIO	MARCH 31, 2017	3

Schedule of Investments March 31, 2017 (Unaudited)	LifePath Index 2040 Master Portfolio (Percentages shown are based on Net Assets)

Affiliated Investment Companies (a)	Shares/ Investment Value	Value
Equity Funds — 91.0%
BlackRock Developed Real Estate Index Fund	21,891,096	$221,756,803
iShares Core MSCI Total International Stock ETF	6,406,733	350,768,632
iShares MSCI EAFE Small-Cap ETF (b)	75,543	4,089,898
Large Cap Index Master Portfolio	$782,486,141	782,486,141
Master Small Cap Index Series	$22,549,229	22,549,229
Total International ex U.S. Index Master Portfolio	$113,593,239	113,593,239

		1,495,243,942
Fixed Income Funds — 8.8%
iShares TIPS Bond ETF	138,019	15,823,879
U.S. Total Bond Index Master Portfolio	$128,222,442	128,222,442

		144,046,321
Short-Term Securities — 0.4%
BlackRock Cash Funds: Institutional, SL Agency Shares, 1.11% (c)(d)	4,190,545	4,192,221
BlackRock Cash Funds: Treasury, SL Agency Shares, 0.68% (c)	3,288,150	3,288,150

		7,480,371
Total Affiliated Investment Companies (Cost — $1,519,727,113*) — 100.2%		1,646,770,634
Liabilities in Excess of Other Assets — (0.2)%		(2,973,538)

Net Assets — 100.0%		$1,643,797,096

*	As of March 31, 2017, gross unrealized appreciation and depreciation based on cost for U.S. federal income tax purposes were as follows:

Tax cost	$1,490,690,850

Gross unrealized appreciation	$198,093,492
Gross unrealized depreciation	(42,013,708)

Net unrealized appreciation	$156,079,784

MASTER INVESTMENT PORTFOLIO	MARCH 31, 2017	1

Schedule of Investments (continued)	LifePath Index 2040 Master Portfolio (Percentages shown are based on Net Assets)

Notes to Schedule of Investments

(a)	During the period ended March 31, 2017, investments in issuers considered to be affiliates of the LifePath Index Master Portfolio for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares/ Investment Value Held at December 31, 2016	Shares/ Investment Value Purchased		Shares/ Investment Value Sold	Shares/ Investment Value Held at March 31, 2017	Value at March 31, 2017	Income		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)
BlackRock Cash Funds: Institutional, SL Agency Shares	—	4,190,545	[1]	—	4,190,545	$4,192,221	$3,686	[2]	$1,103	—
BlackRock Cash Funds: Treasury, SL Agency Shares	5,950,404	—		(2,662,254)[3]	3,288,150	3,288,150	8,227		—	—
BlackRock Developed Real Estate Index Fund	18,471,957	3,419,139		—	21,891,096	221,756,803	207,680		—	$4,526,807
iShares Cohen & Steers REIT ETF*	—	—		—	—	—	—		1,998	—
iShares Core MSCI Total International Stock ETF	5,284,259	1,122,474		—	6,406,733	350,768,632	—		—	24,357,209
iShares MSCI EAFE Small-Cap ETF	164,443	—		(88,900)	75,543	4,089,898	—		384,606	98,140
iShares TIPS Bond ETF	119,210	18,809		—	138,019	15,823,879	—		—	190,903
Large Cap Index Master Portfolio	$649,462,582	$133,023,559	[1]	—	$782,486,141	782,486,141	3,568,042		352,864	41,305,461
Master Small Cap Index Series	$20,978,941	$1,570,288	[1]	—	$22,549,229	22,549,229	91,520		158,109	553,905
Total International ex U.S. Index Master Portfolio	$107,744,430	$5,848,809	[1]	—	$113,593,239	113,593,239	766,038		(727,480)	9,073,593
U.S. Total Bond Index Master Portfolio	$102,565,134	$25,657,308	[1]	—	$128,222,442	128,222,442	611,235		(166,408)	920,994
Total						$1,646,770,634	$5,256,428		$4,792	$81,027,012

* No longer held by the LifePath Index Master Portfolio as of period end.
[1] Represents net shares/investment value purchased.

[2]     Represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

[3] Represents net shares/investment value sold.

(b)	Security, or a portion of the security, is on loan.

(c)	Current yield as of period end.

(d)	All or a portion of security was purchased with the cash collateral from loaned securities.

2	MASTER INVESTMENT PORTFOLIO	MARCH 31, 2017

Schedule of Investments (concluded)	LifePath Index 2040 Master Portfolio (Percentages shown are based on Net Assets)

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the LifePath Index Master Portfolio has the ability to access

•

Level 2 — other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the LifePath Index Master Portfolio’s own assumptions used in determining the fair value of investments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the BlackRock Global Valuation Methodologies Committee (the “Global Valuation Committee”) in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. Level 3 investments may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the Global Valuation Committee in the absence of market information.

Changes in valuation techniques may result in transfers into or out of an assigned level within the hierarchy. In accordance with the LifePath Index Master Portfolio’s policy, transfers between different levels of the fair value hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments is based on the pricing transparency of the investments and is not necessarily an indication of the risks associated with investing in those securities. For information about the LifePath Index Master Portfolio’s policy regarding valuation of investments, refer to the LifePath Index Master Portfolio’s most recent financial statements as contained in its annual report.

The following table summarizes the LifePath Index Master Portfolio’s investments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Equity Funds	$576,615,333	—	—	$576,615,333
Fixed Income Funds	15,823,879	—	—	15,823,879
Short-Term Securities	7,480,371	—	—	7,480,371

Subtotal	$599,919,583	—	—	$599,919,583

Investments Valued at NAV[1]				1,046,851,051

Total				$1,646,770,634

[1]     As of March 31, 2017, certain investments of the LifePath Index Master Portfolio were fair valued using net asset value (“NAV”) per share as no quoted market value is available and therefore have been excluded from the fair value hierarchy.

During the period ended March 31, 2017, there were no transfers between levels.

MASTER INVESTMENT PORTFOLIO	MARCH 31, 2017	3

Schedule of Investments March 31, 2017 (Unaudited)	LifePath Index 2045 Master Portfolio (Percentages shown are based on Net Assets)

Affiliated Investment Companies (a)	Shares/ Investment Value	Value
Equity Funds — 96.9%
BlackRock Developed Real Estate Index Fund	13,436,927	$136,116,068
iShares Core MSCI Total International Stock ETF (b)	4,060,905	222,334,549
iShares MSCI EAFE Small-Cap ETF (b)	33,700	1,824,518
Large Cap Index Master Portfolio	$442,039,958	442,039,958
Master Small Cap Index Series	$11,216,576	11,216,576
Total International ex U.S. Index Master Portfolio	$48,195,343	48,195,343

		861,727,012
Fixed Income Funds — 2.8%
iShares TIPS Bond ETF	22,257	2,551,765
U.S. Total Bond Index Master Portfolio	$21,904,918	21,904,918

		24,456,683
Short-Term Securities — 0.3%
BlackRock Cash Funds: Institutional, SL Agency Shares, 1.11% (c)(d)	1,327,326	1,327,857
BlackRock Cash Funds: Treasury, SL Agency Shares, 0.68% (c)	1,775,883	1,775,883

		3,103,740
Total Affiliated Investment Companies (Cost — $820,742,598*) — 100.0%		889,287,435
Liabilities in Excess of Other Assets — (0.0)%		(238,385)

Net Assets — 100.0%		$889,049,050

*	As of March 31, 2017, gross unrealized appreciation and depreciation based on cost for U.S. federal income tax purposes were as follows:

Tax cost	$811,438,951

Gross unrealized appreciation	$94,437,008
Gross unrealized depreciation	(16,588,524)

Net unrealized appreciation	$77,848,484

MASTER INVESTMENT PORTFOLIO	MARCH 31, 2017	1

Schedule of Investments (continued)	LifePath Index 2045 Master Portfolio

Notes to Schedule of Investments

(a)	During the period ended March 31, 2017, investments in issuers considered to be affiliates of the LifePath Index Master Portfolio for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares/ Investment Value Held at December 31, 2016	Shares/ Investment Value Purchased		Shares/ Investment Value Sold	Shares/ Investment Value Held at March 31, 2017	Value at March 31, 2017	Income		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)
BlackRock Cash Funds: Institutional, SL Agency Shares	6,719,853	—		(5,392,527)[1]	1,327,326	$1,327,857	$13,937	[2]	$4,341	$92
BlackRock Cash Funds: Treasury, SL Agency Shares	3,229,694	—		(1,453,811)[1]	1,775,883	1,775,883	5,455		—	—
BlackRock Developed Real Estate Index Fund	10,688,266	2,748,661		—	13,436,927	136,116,068	120,168		—	2,693,485
iShares Cohen & Steers REIT ETF*	—	—		—	—	—	—		837	—
iShares Core MSCI Total International Stock ETF	3,178,875	882,030		—	4,060,905	222,334,549	—		—	15,167,578
iShares MSCI EAFE Small-Cap ETF	64,900	—		(31,200)	33,700	1,824,518	—		123,260	77,070
iShares TIPS Bond ETF	19,270	2,987		—	22,257	2,551,765	—		—	30,718
Large Cap Index Master Portfolio	$346,473,199	$95,566,759	[3]	—	$442,039,958	442,039,958	1,972,967		152,639	22,588,985
Master Small Cap Index Series	$10,207,479	$1,009,097	[3]	—	$11,216,576	11,216,576	46,281		75,228	275,488
Total International ex U.S. Index Master Portfolio	$44,423,237	$3,772,106	[3]	—	$48,195,343	48,195,343	315,839		(239,943)	3,772,106
U.S. Total Bond Index Master Portfolio	$17,147,916	$4,757,002	[3]	—	$21,904,918	21,904,918	104,656		(28,943)	135,971
Total						$889,287,435	$2,579,303		$87,419	$44,741,493

* No longer held by the LifePath Index Master Portfolio as of period end.
[1] Represents net shares/investment value sold.

[2]     Represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

[3] Represents net shares/investment value purchased.

(b)	Security, or a portion of the security, is on loan.

(c)	Current yield as of period end.

(d)	All or a portion of security was purchased with the cash collateral from loaned securities.

2	MASTER INVESTMENT PORTFOLIO	MARCH 31, 2017

Schedule of Investments (concluded)	LifePath Index 2045 Master Portfolio

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the LifePath Index Master Portfolio has the ability to access

•

Level 2 — other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the LifePath Index Master Portfolio’s own assumptions used in determining the fair value of investments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the BlackRock Global Valuation Methodologies Committee (the “Global Valuation Committee”) in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. Level 3 investments may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the Global Valuation Committee in the absence of market information.

Changes in valuation techniques may result in transfers into or out of an assigned level within the hierarchy. In accordance with the LifePath Index Master Portfolio’s policy, transfers between different levels of the fair value hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments is based on the pricing transparency of the investments and is not necessarily an indication of the risks associated with investing in those securities. For information about the LifePath Index Master Portfolio’s policy regarding valuation of investments, refer to the LifePath Index Master Portfolio’s most recent financial statements as contained in its annual report.

The following table summarizes the LifePath Index Master Portfolio’s investments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Equity Funds	$360,275,135	—	—	$360,275,135
Fixed Income Funds	2,551,765	—	—	2,551,765
Short-Term Securities	3,103,740	—	—	3,103,740

Subtotal	$365,930,640	—	—	$365,930,640

Investments Valued at NAV[1]				523,356,795

Total				$889,287,435

[1]     As of March 31, 2017, certain investments of the LifePath Index Master Portfolio were fair valued using net asset value (“NAV”) per share as no quoted market value is available and therefore have been excluded from the fair value hierarchy.

During the period ended March 31, 2017, there were no transfers between levels.

MASTER INVESTMENT PORTFOLIO	MARCH 31, 2017	3

Schedule of Investments March 31, 2017 (Unaudited)	LifePath Index 2050 Master Portfolio (Percentages shown are based on Net Assets)

Affiliated Investment Companies (a)	Shares/ Investment Value	Value
Equity Funds — 98.7%
BlackRock Developed Real Estate Index Fund	12,943,874	$131,121,443
iShares Core MSCI Total International Stock ETF	3,749,638	205,292,680
iShares MSCI EAFE Small-Cap ETF	38,318	2,074,537
Large Cap Index Master Portfolio	$409,901,987	409,901,987
Master Small Cap Index Series	$10,532,007	10,532,007
Total International ex U.S. Index Master Portfolio	$48,291,915	48,291,915

		807,214,569
Fixed Income Fund — 1.0%
U.S. Total Bond Index Master Portfolio	$7,761,484	7,761,484

Affiliated Investment Companies (a)	Shares/ Investment Value	Value
Short-Term Securities — 0.2%
BlackRock Cash Funds: Treasury, SL Agency Shares, 0.68% (b)	1,482,010	$1,482,010
Total Affiliated Investment Companies (Cost — $752,575,423*) — 99.9%		816,458,063
Other Assets Less Liabilities — 0.1%		1,140,489

Net Assets — 100.0%		$817,598,552

*	As of March 31, 2017, gross unrealized appreciation and depreciation based on cost for U.S. federal income tax purposes were as follows:

Tax cost	$742,949,871

Gross unrealized appreciation	$90,306,327
Gross unrealized depreciation	(16,798,135)

Net unrealized appreciation	$73,508,192

MASTER INVESTMENT PORTFOLIO	MARCH 31, 2017	1

Schedule of Investments (continued)	LifePath Index 2050 Master Portfolio

Notes to Schedule of Investments

(a)	During the period ended March 31, 2017, investments in issuers considered to be affiliates of the LifePath Index Master Portfolio for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares/ Investment Value Held at December 31, 2016	Shares/ Investment Value Purchased		Shares/ Investment Value Sold	Shares/ Investment Value Held at March 31, 2017	Value at March 31, 2017	Income		Net Realized Gain (Loss)	Change in Unrealized Appreciation
BlackRock Cash Funds: Institutional, SL Agency Shares*	709,293	—		(709,293)[1]	—	—	$641	[3]	—	—
BlackRock Cash Funds: Treasury, SL Agency Shares	3,212,380	—		(1,730,370)[1]	1,482,010	$1,482,010	$4,659	[3]	—	—
BlackRock Developed Real Estate Index Fund	10,462,157	2,481,717		—	12,943,874	$131,121,443	117,626		—	$2,619,432
iShares Core MSCI Total International Stock ETF	3,015,540	734,098		—	3,749,638	$205,292,680	—		—	$14,177,046
iShares MSCI EAFE Small-Cap ETF	61,118	—		(22,800)	38,318	$2,074,537	$—		$83,896	$121,371
Large Cap Index Master Portfolio	327,759,989	82,141,998	[2]	—	$409,901,987	$409,901,987	$1,840,999		$583,102	$21,148,540
Master Small Cap Index Series	9,906,269	625,738	[2]	—	$10,532,007	$10,532,007	$44,080		$85,035	$259,711
Total International ex U.S. Index Master Portfolio	45,503,138	2,788,777	[2]	—	$48,291,915	$48,291,915	$323,517		$(256,576)	$3,845,888
U.S. Total Bond Index Master Portfolio	6,530,434	1,231,050	[2]	—	$7,761,484	$7,761,484	$38,760		$9,652	$57,577
Total						$816,458,063	$2,370,282		$505,109	$42,229,565

*    No longer held by the LifePath Index Master Portfolio as of period end.

[1]    Represents net shares/investment value sold.

[2]    Represents net shares/investment value purchased.

[3]    Represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

(b)	Current yield as of period end.

2	MASTER INVESTMENT PORTFOLIO	MARCH 31, 2017

Schedule of Investments (concluded)	LifePath Index 2050 Master Portfolio

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the LifePath Index Master Portfolio has the ability to access

•

Level 2 — other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the LifePath Index Master Portfolio’s own assumptions used in determining the fair value of investments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Changes in valuation techniques may result in transfers into or out of an assigned level within the hierarchy. In accordance with the LifePath Index Master Portfolio’s policy, transfers between different levels of the fair value hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments is based on the pricing transparency of the investments and is not necessarily an indication of the risks associated with investing in those securities. For information about the LifePath Index Master Portfolio’s policy regarding valuation of investments, refer to the LifePath Index Master Portfolio’s most recent financial statements as contained in its annual report.

The following table summarizes the LifePath Index Master Portfolio’s investments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Equity Funds	$338,488,660	—	—	$338,488,660
Short-Term Securities	1,482,010	—	—	1,482,010

Subtotal	$339,970,670	—	—	$339,970,670
Investments Valued at NAV[1]				476,487,393

Total				$816,458,063

[1]    As of March 31, 2017, certain investments of the LifePath Index Master Portfolio were fair valued using net asset value (“NAV”) per share as no quoted market value is available and therefore have been excluded from the fair value hierarchy.

During the period ended March 31, 2017, there were no transfers between levels.

MASTER INVESTMENT PORTFOLIO	MARCH 31, 2017	3

Schedule of Investments March 31, 2017 (Unaudited)	LifePath Index 2055 Master Portfolio (Percentages shown are based on Net Assets)

Affiliated Investment Companies (a)	Shares/ Investment Value	Value
Equity Funds — 98.7%
BlackRock Developed Real Estate Index Fund	5,417,082	$54,875,038
iShares Core MSCI Total International Stock ETF	1,844,502	100,986,484
Large Cap Index Master Portfolio	$171,315,017	171,315,017
Master Small Cap Index Series	$4,684,882	4,684,882
Total International ex U.S. Index Master Portfolio	$5,969,621	5,969,621

		337,831,042
Fixed Income Fund — 1.0%
U.S. Total Bond Index Master Portfolio	$3,433,314	3,433,314

Affiliated Investment Companies (a)	Shares/ Investment Value	Value
Short-Term Securities — 0.2%
BlackRock Cash Funds: Treasury, SL Agency Shares, 0.68% (b)	803,222	$803,222
Total Affiliated Investment Companies (Cost — $315,852,415*) — 99.9%		342,067,578
Other Assets Less Liabilities — 0.1%		424,978

Net Assets — 100.0%		$342,492,556

*	As of March 31, 2017, gross unrealized appreciation and depreciation based on cost for U.S. federal income tax purposes were as follows:

Tax cost	$314,646,125

Gross unrealized appreciation	$31,681,884
Gross unrealized depreciation	(4,260,431)

Net unrealized appreciation	$27,421,453

MASTER INVESTMENT PORTFOLIO	MARCH 31, 2017	1

Schedule of Investments (continued)	LifePath Index 2055 Master Portfolio

Notes to Schedule of Investments

(a)	During the period ended March 31, 2017, investments in issuers considered to be affiliates of the LifePath Index Master Portfolio for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares/ Investment Value Held at December 31, 2016	Shares/ Investment Value Purchased		Shares/ Investment Value Sold	Shares/ Investment Value Held at March 31, 2017	Value at March 31, 2017	Income		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)
BlackRock Cash Funds: Institutional, SL Agency Shares*	109,953	—		(109,953)[2]	—	—	$1,073	[3]	—	—
BlackRock Cash Funds: Treasury, SL Agency Shares	1,311,636	—		(508,414)[2]	803,222	$803,222	$2,376	[3]	—	—
BlackRock Developed Real Estate Index Fund	4,028,158	1,388,924		—	5,417,082	$54,875,038	$45,289		—	$1,046,992
iShares Core MSCI Total International Stock ETF	1,405,456	439,046		—	1,844,502	$100,986,484	—		—	$6,747,014
iShares MSCI EAFE Small-Cap ETF*	2,167	—		(2,167)	—	—	—		$29,274	$(25,150)
Large Cap Index Master Portfolio	$126,656,073	$44,658,944	[1]	—	$171,315,017	$171,315,017	$741,480		$197,652	$8,398,457
Master Small Cap Index Series	$3,875,613	$809,269	[1]	—	$4,684,882	$4,684,882	$18,016		$30,562	$110,822
Total International ex U.S. Index Master Portfolio	$6,150,576	—		$(180,955)[2]	$5,969,621	$5,969,621	$41,761		$(214,995)	$497,408
U.S. Total Bond Index Master Portfolio	$2,540,733	$892,581	[1]	—	$3,433,314	$3,433,314	$15,962		$(3,592)	$23,924
Total						$342,067,578	$865,957		$38,901	$16,799,467

* No longer held by the LifePath Index Master Portfolio as of period end.
[1] Represents net shares/investment value sold.
[2] Represents net shares/investment value purchased.

[3]    Represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

(b)	Current yield as of period end.

2	MASTER INVESTMENT PORTFOLIO	MARCH 31, 2017

Schedule of Investments (concluded)	LifePath Index 2055 Master Portfolio

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the LifePath Index Master Portfolio has the ability to access

•

Level 2 — other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the LifePath Index Master Portfolio’s own assumptions used in determining the fair value of investments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the BlackRock Global Valuation Methodologies Committee (the “Global Valuation Committee”) in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. Level 3 investments may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the Global Valuation Committee in the absence of market information.

Changes in valuation techniques may result in transfers into or out of an assigned level within the hierarchy. In accordance with the LifePath Index Master Portfolio’s policy, transfers between different levels of the fair value hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments is based on the pricing transparency of the investments and is not necessarily an indication of the risks associated with investing in those securities. For information about the LifePath Index Master Portfolio’s policy regarding valuation of investments, refer to the LifePath Index Master Portfolio’s most recent financial statements as contained in its annual report.

The following table summarizes the LifePath Index Master Portfolio’s investments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Equity Funds	$155,861,522	—	—	$155,861,522
Short-Term Securities	803,222	—	—	803,222

Subtotal	$156,664,744	—	—	$156,664,744
Investments Valued at NAV[1]				185,402,834

Total				$342,067,578

[1]    As of March 31, 2017, certain investments of the LifePath Index Master Portfolio were fair valued using net asset value (“NAV”) per share as no quoted market value is available and therefore have been excluded from the fair value hierarchy.

During the period ended March 31, 2017, there were no transfers between levels.

MASTER INVESTMENT PORTFOLIO	MARCH 31, 2017	3

Schedule of Investments March 31, 2017 (Unaudited)	LifePath Index 2060 Master Portfolio (Percentages shown are based on Net Assets)

Affiliated Investment Companies (a)	Shares/ Investment Value	Value
Equity Funds — 98.6%
BlackRock Developed Real Estate Index Fund	305,211	$3,091,790
iShares Core MSCI Total International Stock ETF	108,898	5,962,165
Large Cap Index Master Portfolio	$9,599,922	9,599,922
Master Small Cap Index Series	$244,780	244,780

		18,898,657
Fixed Income Fund — 1.0%
U.S. Total Bond Index Master Portfolio	$190,489	190,489

Affiliated Investment Companies (a)	Shares/ Investment Value	Value
Short-Term Securities — 0.2%
BlackRock Cash Funds: Treasury, SL Agency Shares, 0.68% (b)	33,447	$33,447
Total Affiliated Investment Companies (Cost — $18,076,285) — 99.8%		19,122,593
Other Assets Less Liabilities — 0.2%		41,241

Net Assets — 100.0%		$19,163,834

*	As of March 31, 2017, gross unrealized appreciation and depreciation based on cost for U.S. federal income tax purposes were as follows:

Tax cost	$18,113,854

Gross unrealized appreciation	$1,093,385
Gross unrealized depreciation	(84,646)

Net unrealized appreciation	$1,008,739

MASTER INVESTMENT PORTFOLIO	MARCH 31, 2017	1

Schedule of Investments (continued)	LifePath Index 2060 Master Portfolio

Notes to Schedule of Investments

(a)	During the period ended March 31, 2017, investments in issuers considered to be affiliates of the LifePath Index Master Portfolio for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares/ Investment Value Held at December 31, 2016	Shares/ Investment Value Purchased		Shares/ Investment Value Sold	Shares/ Investment Value Held at March 31, 2017	Value at March 31, 2017	Income		Net Realized Gain (Loss)	Change in Unrealized Appreciation
BlackRock Cash Funds: Institutional, SL Agency Shares*	—	—		—	—	—	$578	[3]	—	—
BlackRock Cash Funds: Treasury, SL Agency Shares	91,465	—		(58,018)[2]	33,447	$33,447	$123	[3]	—	—
BlackRock Developed Real Estate Index Fund	172,972	132,239		—	305,211	$3,091,790	$1,945		—	$44,740
iShares Core MSCI Total International Stock ETF	65,969	43,939		(1,010)	108,898	$5,962,165	$(219)		$(167)	$349,706
Large Cap Index Master Portfolio	$5,421,280	$4,178,642	[1]	—	$9,599,922	$9,599,922	$37,131		$4,460	$387,525
Master Small Cap Index Series	$164,824	$79,956	[1]	—	$244,780	$244,780	$928		$814	$5,228
U.S. Total Bond Index Master Portfolio	$118,637	$71,852	[1]	—	$190,489	$190,489	$826		$(204)	$1,223
Total						$19,122,593	$41,312		$4,903	$788,422

*    No longer held by the LifePath Index Master Portfolio as of period end.

[1]    Represents net shares/investment value sold.

[2]    Represents net shares/investment value purchased.

[3]    Represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

(b)	Current yield as of period end.

2	MASTER INVESTMENT PORTFOLIO	MARCH 31, 2017

Schedule of Investments (concluded)	LifePath Index 2060 Master Portfolio

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the LifePath Index Master Portfolio has the ability to access

•

Level 2 — other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the LifePath Index Master Portfolio’s own assumptions used in determining the fair value of investments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the BlackRock Global Valuation Methodologies Committee (the “Global Valuation Committee”) in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. Level 3 investments may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the Global Valuation Committee in the absence of market information.

Changes in valuation techniques may result in transfers into or out of an assigned level within the hierarchy. In accordance with the LifePath Index Master Portfolio’s policy, transfers between different levels of the fair value hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments is based on the pricing transparency of the investments and is not necessarily an indication of the risks associated with investing in those securities. For information about the LifePath Index Master Portfolio’s policy regarding valuation of investments, refer to the LifePath Index Master Portfolio’s most recent financial statements as contained in its annual report.

The following table summarizes the LifePath Index Master Portfolio’s investments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Equity Funds	$9,053,955	—	—	$9,053,955
Short-Term Securities	33,447	—	—	33,447

Subtotal	$9,087,402	—	—	$9,087,402
Investments Valued at NAV[1]				10,035,191

Total				$19,122,593

[1]    As of March 31, 2017, certain investments of the LifePath Index Master Portfolio were fair valued using net asset value (“NAV”) per share as no quoted market value is available and therefore have been excluded from the fair value hierarchy.

During the period ended March 31, 2017, there were no transfers between levels.

MASTER INVESTMENT PORTFOLIO	MARCH 31, 2017	3

Schedule of Investments March 31, 2017 (Unaudited)	Money Market Master Portfolio (Percentages shown are based on Net Assets)

Certificates of Deposit	Par (000)	Value
Domestic — 2.7%
Citibank NA, New York:
1.30%, 6/30/17	$200,000	$200,130,896
1.22%, 7/05/17 (a)	99,000	99,067,922
1.30%, 7/05/17	250,000	250,147,992
Wells Fargo Bank NA (a):
1.42%, 6/29/17	164,000	164,134,469
1.44%, 10/16/17	394,000	394,722,899
1.39%, 11/16/17	125,000	125,166,604

		1,233,370,782
Euro — 0.6%
Landesbank Baden-Wurttemberg, New York, 0.01%, 4/05/17	250,000	249,992,293
Yankee (b) — 33.8%
Bank of Montreal, Chicago (a):
1.51%, 11/20/17	250,000	250,395,240
1.51%, 11/27/17	100,000	100,155,070
1.42%, 1/11/18	150,000	150,265,215
1.20%, 3/08/18	135,000	134,985,423
Bank of Nova Scotia, Houston, 1.42%, 4/12/17 (a)	52,900	52,908,725
Bank of Tokyo-Mitsubishi UFJ Ltd., New York:
1.25%, 5/15/17	215,000	215,072,526
1.50%, 10/16/17	250,000	250,108,477
1.52%, 10/30/17	500,000	500,226,835
Canadian Imperial Bank of Commerce, New York (a):
1.45%, 10/13/17	384,500	385,256,435
1.33%, 12/01/17	250,000	250,506,245
1.28%, 2/02/18	150,000	150,202,152
Cooperatieve Rabobank UA, New York, 1.41%, 10/23/17 (a)	197,000	197,304,227
Credit Industriel et Commercial, New York:
1.24%, 4/11/17	275,000	275,038,599
1.24%, 4/13/17	69,000	69,011,345
1.30%, 8/04/17	127,000	127,148,829
Dexia Credit Local SA, New York, 1.07%, 5/24/17 (a)	328,650	328,905,647
DZ Bank Deutsche Genossenschaf, New York, 1.22%, 4/18/17	275,000	275,031,130
Kookmin Bank, New York:
1.45%, 8/08/17 (a)	100,000	100,074,642
1.48%, 8/11/17 (a)	50,000	50,037,809
1.37%, 8/14/17	30,000	30,009,107
1.51%, 8/15/17 (a)	40,000	40,030,950
1.54%, 8/17/17 (a)	40,000	40,031,530
Korea Development Bank, New York:
1.35%, 8/16/17	17,250	17,257,369
1.35%, 8/17/17	21,000	21,008,881
1.50%, 11/01/17	50,000	50,030,365

Certificates of Deposit	Par (000)	Value
Yankee (b) (continued)
Landesbank Baden-Wurttemberg, New York, 0.90%, 4/06/17	$1,000,000	$999,985,000
Mitsubishi UFJ Trust & Banking Corp., New York:
1.58%, 4/12/17 (a)	252,000	252,055,410
1.43%, 7/05/17 (a)	248,000	248,237,420
1.53%, 11/08/17	270,000	270,194,575
Mizuho Bank Ltd., New York (a):
1.58%, 4/11/17	150,000	150,030,324
1.58%, 4/12/17	300,000	300,065,964
1.58%, 4/13/17	150,000	150,035,568
1.42%, 5/09/17	240,000	240,140,801
1.54%, 5/17/17	200,000	200,148,724
1.58%, 5/30/17	150,000	150,138,750
1.60%, 6/19/17	298,000	298,284,003
Norinchukin Bank, New York:
1.29%, 4/20/17	299,000	299,058,828
1.53%, 7/20/17 (a)	389,200	389,669,266
1.53%, 7/24/17 (a)	196,000	196,239,002
1.37%, 8/10/17	100,000	100,045,634
1.37%, 8/14/17	115,000	115,049,271
1.50%, 10/27/17	292,500	292,680,212
Oversea Chinese Banking, Corp. Ltd., New York, 0.92%, 4/05/17	175,000	175,000,534
Royal Bank of Canada, New York (a):
1.23%, 4/18/17	188,500	188,528,100
1.18%, 3/07/18	100,000	99,964,911
Skandinaviska Enskilda Banken AB, New York (a):
1.41%, 5/12/17	190,000	190,109,991
1.32%, 7/19/17	282,000	282,220,473
Standard Chartered Bank, New York (a):
1.48%, 7/10/17	384,700	385,145,148
1.49%, 7/14/17	500,000	500,543,305
Sumitomo Mitsui Banking Corp., New York (a):
1.58%, 4/12/17	294,000	294,059,744
1.39%, 4/20/17	300,000	300,106,437
1.58%, 6/19/17	400,000	400,354,588
1.41%, 7/03/17	248,000	248,222,444
1.43%, 7/06/17	218,000	218,199,435
Sumitomo Trust & Banking Co. Ltd., New York:
0.92%, 4/03/17	300,000	300,001,548
1.58%, 4/12/17 (a)	299,000	299,060,760
1.40%, 6/01/17 (a)	340,000	340,299,713
1.58%, 6/19/17 (a)	349,000	349,309,378
1.41%, 7/03/17 (a)	195,000	195,174,905
1.43%, 7/06/17 (a)	218,000	218,199,435

MONEY MARKET MASTER PORTFOLIO	MARCH 31, 2017	1

Schedule of Investments (continued)	Money Market Master Portfolio

Certificates of Deposit	Par (000)	Value
Yankee (b) (continued)
Svenska Handelsbanken, New York (a):
1.45%, 5/15/17	$100,000	$100,063,077
1.47%, 5/16/17	241,500	241,655,893
1.29%, 8/01/17	183,000	183,138,368
Toronto-Dominion Bank, New York, 1.50%, 11/27/17 (a)	195,000	195,312,801
UBS AG, Stamford (a):
1.35%, 2/23/18	250,000	250,038,277
1.31%, 4/02/18	410,000	410,235,627
Westpac Banking Corp., New York, 1.37%, 1/09/18 (a)	138,200	138,439,238

		15,216,445,655
Total Certificates of Deposit — 37.1%		16,699,808,730

Commercial Paper
ABN Amro Funding USA LLC (c):
1.38%, 7/03/17	85,250	84,978,654
1.38%, 7/05/17	265,000	264,135,040
1.38%, 7/10/17	40,000	39,861,293
ASB Finance Ltd., London, 1.37%, 11/13/17 (a)(d)	100,000	100,134,651
Australia & New Zealand Banking International Group Ltd., 1.39%, 10/24/17 (a)	50,000	50,079,036
Bank of Nova Scotia, Houston (a):
1.24%, 8/01/17	249,000	249,236,899
1.43%, 11/01/17	180,000	180,289,228
1.50%, 11/22/17	150,000	150,237,079
Barclays Bank PLC, New York (c):
1.30%, 4/05/17	100,000	99,984,569
1.41%, 7/03/17	200,000	199,303,042
Barton Capital Corp., 0.95%, 4/03/17 (c)	300,000	299,973,876
Bedford Row Funding Corp., 1.37%, 7/24/17 (a)	50,000	50,049,044
Bennington Sark Cap Co. (c):
1.00%, 4/03/17	190,000	189,986,937
1.03%, 4/06/17	295,000	294,958,898
1.03%, 4/07/17	69,992	69,980,568
BNP Paribas SA, New York (c):
1.26%, 4/12/17	194,000	193,939,730
1.26%, 4/13/17	160,000	159,946,093
Canadian Imperial Bank of Commerce, New York, 1.51%, 1/19/18 (a)	100,000	100,170,868
Caterpillar Financial Services Corp., 1.05%, 4/04/17 (c)	185,000	184,983,639

Commercial Paper	Par (000)	Value
Collateralized Commercial Paper Co. LLC (a):
1.49%, 4/13/17	$100,000	$100,020,797
1.59%, 4/19/17	147,000	147,050,480
Commonwealth Bank of Australia (a):
1.42%, 10/13/17	121,700	121,918,313
1.42%, 10/16/17	200,000	200,340,118
1.39%, 10/23/17 (d)	150,000	150,232,809
1.37%, 1/09/18	200,000	200,322,664
Crown Point Capital Co. LLC:
1.58%, 8/07/17 (a)(d)	210,000	210,378,739
1.51%, 10/10/17 (c)	120,000	119,047,867
Duke Energy Corp., 1.12%, 4/05/17 (c)	93,200	93,185,618
Enterprise Products Operating LLC, 1.20%, 4/05/17 (c)	189,200	189,170,805
Federation Des Caisses, 0.91%, 4/05/17 (c)	200,000	199,976,778
HSBC Bank PLC (a):
1.42%, 10/20/17	185,000	185,309,111
1.33%, 2/09/18	48,150	48,183,970
1.31%, 3/20/18 (d)	195,000	194,873,420
Hyundai Capital America, 1.10%, 4/07/17 (c)	100,000	99,978,222
ING US Funding LLC:
1.38%, 5/03/17 (a)	190,000	190,099,028
1.29%, 7/05/17 (c)	180,568	179,966,588
1.32%, 8/04/17 (c)	94,000	93,578,551
JPMorgan Securities LLC, 1.44%, 10/23/17 (a)	200,000	200,339,856
Kells Funding LLC, 1.20%, 5/08/17 (a)	41,000	41,014,054
Matchpoint Finance PLC, 0.95%, 4/03/17 (c)	50,000	49,996,229
N.V. Bank Nederlandse Gemeenten, 0.90%, 4/03/17 (c)(d)	786,500	786,445,928
National Australia Bank Ltd., 1.39%, 10/17/17 (a)	200,000	200,302,734
Natixis, New York, 0.92%, 4/03/17 (c)	115,000	114,991,538
Oversea Chinese Banking, Corp. Ltd., New York, 1.24%, 4/27/17 (a)	145,000	145,030,652
Ridgefield Funding Co. LLC:
1.03%, 4/04/17 (c)(d)	81,000	80,992,539
1.59%, 4/12/17 (a)	50,000	50,010,994
1.43%, 7/07/17 (c)	200,000	199,366,266
1.41%, 8/02/17 (c)	182,740	181,953,832
1.41%, 8/03/17 (c)(d)	175,000	174,238,629
Ryder System, Inc., 1.17%, 5/03/17 (c)	43,500	43,450,356
Sheffield Receivable Corp., 1.20%, 5/05/17 (c)	145,000	144,829,000
Standard Chartered Bank, New York, 1.40%, 7/25/17 (c)	132,250	131,753,122

2	MONEY MARKET MASTER PORTFOLIO	MARCH 31, 2017

Schedule of Investments (continued)	Money Market Master Portfolio

Commercial Paper	Par (000)	Value
Starbird Funding Corp., 1.51%, 10/02/17 (c)	$83,875	$83,210,360
Suncorp Group Ltd., 1.35%, 8/10/17 (c)	85,000	84,577,380
Thunder Bay Funding LLC, 1.18%, 6/01/17 (a)	50,000	50,029,976
Toyota Motor Credit Corp. (a):
1.30%, 7/11/17	160,000	160,129,798
1.30%, 7/12/17	300,000	300,242,490
Victory Receivables Corp., 0.92%, 4/03/17 (c)	75,000	74,993,593
Westpac Banking Corp., New York (a):
1.38%, 10/20/17	150,000	150,215,922
1.48%, 11/21/17	200,000	200,314,694
1.37%, 1/08/18	120,000	120,215,664
1.25%, 2/01/18	259,000	259,307,573
Westpac Securities NZ, Ltd. London, 1.50%, 5/18/17 (a)	110,000	110,073,242
Total Commercial Paper — 21.8%		9,823,889,443

Corporate Notes
ANZ New Zealand (Int’l) Ltd., London, 1.40%, 4/27/17 (d)	21,300	21,302,977
Toyota Motor Credit Corp., 1.35%, 12/05/17 (a)	155,000	155,161,714
Total Corporate Notes — 0.4%		176,464,691

Municipal Bonds
Arkansas Development Finance Authority, RB, VRDN, S/F Housing, Mortgage-Backed Securities Program, Series E, AMT (Ginnie Mae & Fannie Mae Guarantors) (State Street Bank & Trust Co. SBPA), 1.09%, 1/01/37 (e)	5,185	5,185,000
Arkansas Development Finance Authority, Refunding RB, VRDN, S/F Housing, Mortgage-Backed Securities/Mortgage Loans Program, Series C, AMT (Ginnie Mae & Fannie Mae Guarantors) (State Street Bank & Trust Co. SBPA), 1.09%, 1/01/38 (e)	11,615	11,615,000
Capital City Connecticut EDA, RB, VRDN, Series B (Bank of America NA SBPA), 1.00%, 6/15/24 (e)	14,450	14,450,000

Municipal Bonds	Par (000)	Value
Chicago Board of Education, Special Tax Bonds, VRDN, 1.04%, 4/01/46 (d)(e)	$88,000	$88,000,000
Jets Stadium Development LLC (e):
1.05%, 4/01/47	29,900	29,900,000
1.05%, 4/01/47	38,300	38,300,000
VRDN, Series A-4B, 1.05%, 4/01/47	2,500	2,500,000
Jets Stadium Finance Secured, 1.05%, 4/01/47 (d)(e)	123,295	123,295,000
RBC Municipal Products Inc. Trust, GO, VRDN, 1.05%, 11/07/18 (d)(e)	64,995	64,995,000
RBC Municipal Products Inc. Trust, Refunding RB, VRDN (d)(e):
0.97%, 7/13/17	23,800	23,800,000
0.97%, 2/03/20	100,000	100,000,000
Rib Floater Trust Various States, RB, Series 19-W, 1.33%, 8/15/22 (d)(e)	193,235	193,235,000
Wheaton College Illinois, RB, Series A, Taxable Multi-Modal Revenue Bonds, 0.98%, 10/01/35 (e)	6,750	6,750,000
Total Municipal Bonds — 1.5%		702,025,000

Time Deposits
Australia & New Zealand Banking International Group Ltd.:
0.82%, 4/03/17	500,000	500,000,000
0.92%, 4/03/17	1,000,000	1,000,000,000
BNP Paribas SA, 0.91%, 4/04/17	400,000	400,000,000
Canadian Imperial Bank of Commerce New York, 0.82%, 4/03/17	858,599	858,599,000
CIC Eurosecurities, Inc., 0.80%, 4/03/17	199,000	199,000,000
Credit Agricole CIB, New York:
0.82%, 4/03/17	701,000	701,000,000
0.98%, 4/06/17	600,000	600,000,000
Den Norske Bank, New York, 0.80%, 4/03/17	799,000	799,000,000
DZ Bank Deutsche Genossenschaf, New York, 0.80%, 4/03/17	692,000	692,000,000
ING Bank NV, 0.94%, 4/03/17	303,000	303,000,000
KBC Bank NV, New York, 0.82%, 4/03/17	499,000	499,000,000
Natixis, SA, 0.82%, 4/03/17	585,000	585,000,000
Nordea Bank Finland PLC, 0.81%, 4/03/17	1,499,000	1,499,000,000

MONEY MARKET MASTER PORTFOLIO	MARCH 31, 2017	3

Schedule of Investments (continued)	Money Market Master Portfolio

Time Deposits	Par (000)	Value
Skandinaviska Enskilda Banken AB, 0.81%, 4/03/17	$799,000	$799,000,000
Standard Chartered Bank, New York, 0.90%, 4/05/17	500,000	500,000,000
Svenska Handelsbanken, New York, 0.81%, 4/03/17	1,300,000	1,300,000,000
Swedbank AB, New York, 0.89%, 4/03/17	1,500,000	1,500,000,000
Total Time Deposits — 28.3%		12,734,599,000

Value
Total Repurchase Agreements — 10.8%	$4,869,750,000
Total Investments (Cost — $44,988,616,044*) — 99.9%	45,006,536,864
Other Assets Less Liabilities — 0.1%	30,400,922

Net Assets — 100.0%	$45,036,937,786

Notes to Schedule of Investments

*	Cost for federal income tax purposes.

(a)	Variable rate security. Rate as of period end.

(b)	Issuer is a U.S. branch of foreign domiciled bank.

(c)	Rates are discount rates or a range of discount rates paid at the time of purchase.

(d)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(e)	Variable rate security. Rate as of period end and maturity is the date the principal owed can be recovered through demand.

Repurchase Agreements

	Repurchase Agreements						Collateral
Counterparty	Coupon Rate	Purchase Date	Maturity Date	Par (000)	at Value (000)	Proceeds including Interest	Position	Original Par	Position received, at Value
BNP Paribas Securities Corp.	1.01%[1]	3/31/17	4/03/17	$245,000	$245,000	$245,020,621	U.S. Government Sponsored Agency Obligations and Corporate Debt Obligations, 0.00% to 10.18%, due 9/21/18 to 5/15/87	$599,540,046	$260,067,119
	1.51%[1]	3/31/17	7/04/17	100,000	100,000	100,398,472	Corporate Debt Obligations, 0.00% to 13.75%, due 9/15/17 to 12/15/55	120,203,198	118,468,480

Total BNP Paribas Securities Corp.					$345,000				$378,535,599
Citigroup Global Markets, Inc.	0.80%[2]	3/31/17	4/03/17	95,000	95,000	95,006,333	U.S. Treasury Obligations, 1.75% to 2.88%, due 3/31/22 to 5/15/43	98,313,843	96,900,004
	0.96%[1]	3/31/17	4/03/17	100,000	100,000	100,008,000	U.S. Treasury Obligations, 1.63% to 2.00%, due 7/31/20 to 8/15/25	102,104,700	102,000,039
	1.65%[1]	3/31/17	7/04/17	220,000	220,000	220,957,917	Corporate Debt Obligations, 0.00% to 6.38%, due 5/15/22 to 4/28/55	502,861,179	235,400,001

Total Citigroup Global Markets, Inc.					$415,000				$434,300,044

4	MONEY MARKET MASTER PORTFOLIO	MARCH 31, 2017

Schedule of Investments (continued)	Money Market Master Portfolio

	Repurchase Agreements						Collateral
Counterparty	Coupon Rate	Purchase Date	Maturity Date	Par (000)	at Value (000)	Proceeds including Interest	Position	Original Par	Position received, at Value
Credit Agricole Corp.	0.80%[2]	3/31/17	4/03/17	$291,000	$291,000	$291,019,400	U.S. Treasury Obligations, 0.75% to 6.75%, due 1/15/18 to 8/15/26	$248,606,295	$296,820,062
Credit Suisse Securities (USA) LLC	1.16%[1]	3/31/17	4/03/17	143,000	143,000	143,013,823	Corporate Debt Obligations, 0.00% to 14.42%, due 8/25/18 to 2/12/51	5,981,523,657	156,114,655
	1.43%[1]	3/31/17	5/05/17	325,000	325,000	325,451,840	U.S. Government Sponsored Agency Obligations and Corporate Debt Obligations, 0.00% to 47.40%, due 7/01/18 to 12/25/65	10,907,797,865	390,000,106

Total Credit Suisse Securities (USA) LLC					$468,000				$546,114,761
Federal Reserve Bank of New York	0.75%	3/31/17	4/03/17	1,000	1,000	1,000,063	U.S. Treasury Obligation, 3.13%, due 11/15/41	967,900	1,000,134
HSBC Securities (USA), Inc.	1.03%[1]	3/31/17	4/03/17	205,000	205,000	205,017,596	Corporate Debt Obligations, 1.30% to 8.38%, due 6/15/17 to 4/01/36	202,926,141	211,154,576
	1.11%[1]	3/31/17	4/03/17	347,000	347,000	347,032,098	Corporate Debt Obligations, 4.13% to 8.38%, due 8/15/17 to 2/15/35	356,879,000	364,351,965
	1.41%[1]	3/31/17	5/01/17	150,000	150,000	150,182,125	Corporate Debt Obligations, 2.35% to 7.75%, due 3/12/18 to 9/30/34	149,620,000	154,926,710

Total HSBC Securities (USA), Inc.					$702,000				$730,433,251
J.P. Morgan Securities LLC	1.09%[1]	3/31/17	4/03/17	50,000	50,000	50,004,542	Corporate Debt Obligations, 0.02% to 3.75%, due 2/10/28 to 11/25/60	4,734,177,559	53,500,001
	1.26%[1]	3/31/17	4/03/17	90,000	90,000	90,009,450	Corporate Debt Obligations, 0.00% to 12.00%, due 12/15/17 to 11/15/34	230,361,202	108,003,186
	1.45%[1]	3/31/17	6/30/17	175,000	175,000	175,641,424	Corporate Debt Obligations, 0.00% to 14.00%, due 4/04/17 to 3/01/97	364,200,772	210,001,787
	1.53%[1]	3/31/17	6/30/17	345,000	345,000	346,334,288	Corporate Debt Obligations, 1.08% to 7.89%, due 6/25/21 to 8/28/47	1,407,595,198	424,676,510
	1.65%[1]	3/31/17	6/30/17	205,000	205,000	205,855,021	U.S. Government Sponsored Agency Obligations and Corporate Debt Obligations, 0.00% to 7.73%, due 2/15/24 to 6/25/56	1,026,404,460	235,750,367
	1.34%	2/14/17	5/15/17	125,000	125,000	125,418,750	Corporate Debt Obligations, 1.29% to 8.59%, due 7/15/19 to 1/25/37	208,171,206	143,754,532

Total J.P. Morgan Securities LLC					$990,000				$1,175,686,383
Merrill Lynch, Pierce, Fenner & Smith, Inc.	0.80%	3/31/17	4/03/17	20,000	20,000	20,001,333	U.S. Treasury Obligation, 3.00%, due 5/15/42	20,213,300	20,400,065

MONEY MARKET MASTER PORTFOLIO	MARCH 31, 2017	5

Schedule of Investments (continued)	Money Market Master Portfolio

	Repurchase Agreements						Collateral
Counterparty	Coupon Rate	Purchase Date	Maturity Date	Par (000)	at Value (000)	Proceeds including Interest	Position	Original Par	Position received, at Value
	1.51%[1]	3/31/17	5/15/17	$282,000	$282,000	$282,532,275	Corporate Debt Obligations, 1.05% to 7.64%, due 1/15/20 to 5/25/55	$693,293,082	$352,500,001

Total Merrill Lynch, Pierce, Fenner & Smith, Inc.					$302,000				$372,900,066
Mizuho Security USA, Inc.	1.11%[1]	3/31/17	4/03/17	75,000	75,000	75,006,938	U.S. Government Sponsored Agency Obligations, 0.00% to 3.48%, due 4/25/17 to 3/29/32	77,202,000	76,500,085
	2.00%[1]	3/31/17	5/05/17	44,750	44,750	44,837,014	U.S. Government Sponsored Agency Obligations, 3.50% to 4.50%, due 4/01/32 to 3/20/47	44,167,717	45,729,795

Total Mizuho Security USA, Inc.					$119,750				$122,229,880
RBC Capital Markets LLC	0.99%[1]	3/31/17	4/03/17	680,000	680,000	680,056,100	U.S. Government Sponsored Agency Obligations and Corporate Debt Obligations, 0.00% to 11.25%, due 4/27/17 to 12/31/49	4,220,599,726	729,751,124
Wells Fargo Securities LLC	1.06%[1]	3/31/17	4/03/17	556,000	556,000	556,049,113	U.S. Government Sponsored Agency Obligations and Corporate Debt Obligations, 0.16% to 8.89%, due 6/01/17 to 3/25/66	3,236,316,814	594,920,000
					$4,869,750				$5,382,691,304

[1] Variable rate security. Rate as of period end and maturity is the date the principal owed can be recovered through demand. [2] Traded in a joint account.

Portfolio Abbreviations

AMT	Alternative Minimum Tax (subject to)
EDA	Economic Development Authority
GO	General Obligation Bonds
RB	Revenue Bonds
SBPA	Stand-by Bond Purchase Agreements
S/F	Single-Family
VRDN	Variable Rate Demand Notes

6	MONEY MARKET MASTER PORTFOLIO	MARCH 31, 2017

Schedule of Investments (concluded)	Money Market Master Portfolio

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Master Portfolio has the ability to access

•

Level 2 — other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Master Portfolio’s own assumptions used in determining the fair value of investments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Changes in valuation techniques may result in transfers into or out of an assigned level within the hierarchy. In accordance with the Master Portfolio’s policy, transfers between different levels of the fair value hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments is based on the pricing transparency of the investments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Master Portfolio’s policy regarding valuation of investments, refer to the Master Portfolio’s most recent financial statements as contained in its annual report.

The following table summarizes the Master Portfolio’s investments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Short-Term Securities[1]	—	$45,006,536,864	—	$45,006,536,864
[1] See above Schedule of Investments for values in each security type.

During the period ended March 31, 2017, there were no transfers between levels.

MONEY MARKET MASTER PORTFOLIO	MARCH 31, 2017	7

Schedule of Investments March 31, 2017 (Unaudited)	Prime Money Market Master Portfolio (Percentages shown are based on Net Assets)

Time Deposits	Par (000)	Value
Credit Industriel et Commercial 0.80%, 4/03/17	$1,000	$1,000,000
Den Norske Bank, New York, 0.80%, 4/03/17	1,000	1,000,000
DZ Bank Deutsche Genossenschaftsbank AG, 0.80%, 4/03/17	1,000	1,000,000
KBC Bank NV, 0.82%, 4/03/17	1,000	1,000,000
Nordea Bank Finland PLC, 0.81%, 4/03/17	1,000	1,000,000
Skandinaviska Enskilda Banken AB, 0.81%, 4/03/17	1,000	1,000,000
Total Time Deposits — 26.6%		6,000,000

Total Repurchase Agreements — 71.0%		16,000,000
Total Investments (Cost — $22,000,000*) — 97.6%		22,000,000
Other Assets Less Liabilities — 2.4%		529,534

Net Assets — 100.0%		$22,529,534

Repurchase Agreements

	Repurchase Agreements						Collateral
Counterparty	Coupon Rate	Purchase Date	Maturity Date	Par (000)	at Value (000)	Proceeds including Interest	Position	Original Par	Position received, at Value
Citigroup Global Markets, Inc.	0.80%[1]	3/31/17	4/03/17	$5,000	$5,000	$5,000,333	U.S. Treasury Obligations, 1.75% to 2.88%, due 3/31/22 to 5/15/43	$5,174,413	$5,100,001
Credit Agricole Corp.	0.80%[1]	3/31/17	4/03/17	4,000	4,000	4,000,267	U.S. Treasury Obligations, 0.75% to 6.75%, due 1/15/18 to 8/15/26	3,417,270	4,080,003
Federal Reserve Bank of New York	0.75%	3/31/17	4/03/17	2,000	2,000	2,000,125	U.S. Treasury Obligation, 3.13%, due 11/15/41	1,935,700	2,000,165
Merrill Lynch, Pierce, Fenner & Smith, Inc.	0.80%	3/31/17	4/03/17	5,000	5,000	5,000,333	U.S. Treasury Obligation, 2.13%, due 1/15/19	4,272,400	5,100,055
Total					$16,000				$16,280,224

[1] Traded in a joint account.

PRIME MONEY MARKET MASTER PORTFOLIO	MARCH 31, 2017	1

Schedule of Investments (concluded)	Prime Money Market Master Portfolio (Percentages shown are based on Net Assets)

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Master Portfolio has the ability to access

•

Level 2 — other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Master Portfolio’s own assumptions used in determining the fair value of investments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Changes in valuation techniques may result in transfers into or out of an assigned level within the hierarchy. In accordance with the Master Portfolio’s policy, transfers between different levels of the fair value hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments is based on the pricing transparency of the investments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Master Portfolio’s policy regarding valuation of investments, refer to the Master Portfolio’s most recent financial statements as contained in its annual report.

The following table summarizes the Master Portfolio’s investments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Short-Term Securities[1]	—	$22,000,000	—	$22,000,000
[1] See above Schedule of Investments for values in each security type.

During the period ended March 31, 2017, there were no transfers between levels.

2	PRIME MONEY MARKET MASTER PORTFOLIO	MARCH 31, 2017

Schedule of Investments March 31, 2017 (Unaudited)	S&P 500 Index Master Portfolio (Percentages shown are based on Net Assets)

Common Stocks	Shares	Value
Aerospace & Defense — 2.2%
Arconic, Inc.	246,183	$6,484,460
Boeing Co.	318,306	56,295,599
General Dynamics Corp.	158,778	29,723,242
L3 Technologies, Inc.	44,491	7,353,917
Lockheed Martin Corp.	139,006	37,198,006
Northrop Grumman Corp.	97,848	23,272,168
Raytheon Co.	163,398	24,918,195
Rockwell Collins, Inc.	74,947	7,281,851
Textron, Inc.	154,558	7,355,415
TransDigm Group, Inc.	27,003	5,944,981
United Technologies Corp.	419,397	47,060,537

		252,888,371
Air Freight & Logistics — 0.7%
C.H. Robinson Worldwide, Inc.	79,067	6,111,088
Expeditors International of Washington, Inc.	103,307	5,835,812
FedEx Corp.	137,205	26,775,556
United Parcel Service, Inc., Class B	385,736	41,389,473

		80,111,929
Airlines — 0.6%
Alaska Air Group, Inc.	67,139	6,191,559
American Airlines Group, Inc.	277,028	11,718,284
Delta Air Lines, Inc.	410,468	18,865,109
Southwest Airlines Co.	345,402	18,568,812
United Continental Holdings, Inc. (a)	161,564	11,412,881

		66,756,645
Auto Components — 0.4%
BorgWarner, Inc.	107,204	4,480,055
Delphi Automotive PLC	153,194	12,330,585
Goodyear Tire & Rubber Co.	139,270	5,013,720
Johnson Controls International PLC	526,577	22,179,423

		44,003,783
Automobiles — 0.5%
Ford Motor Co.	2,198,702	25,592,891
General Motors Co.	767,932	27,154,076
Harley-Davidson, Inc.	100,929	6,106,204

		58,853,171
Banks — 6.4%
Bank of America Corp.	5,610,376	132,348,770
BB&T Corp.	454,961	20,336,757
Citigroup, Inc.	1,553,683	92,941,317
Citizens Financial Group, Inc.	287,742	9,941,486
Comerica, Inc.	96,472	6,616,050
Fifth Third Bancorp	424,252	10,776,001
Huntington Bancshares, Inc.	618,183	8,277,470
JPMorgan Chase & Co.	1,997,463	175,457,150
KeyCorp	605,741	10,770,075
M&T Bank Corp.	86,318	13,355,984

Common Stocks	Shares	Value
Banks (continued)
PNC Financial Services Group, Inc. (b)	271,845	$32,686,643
Regions Financial Corp.	657,801	9,557,848
SunTrust Banks, Inc.	277,310	15,335,243
U.S. Bancorp	888,931	45,779,946
Wells Fargo & Co.	2,517,300	140,112,918
Zions Bancorporation	108,671	4,564,182

		728,857,840
Beverages — 2.0%
Brown-Forman Corp., Class B	96,980	4,478,537
Coca-Cola Co.	2,159,975	91,669,339
Constellation Brands, Inc., Class A	97,103	15,737,483
Dr. Pepper Snapple Group, Inc.	102,688	10,055,209
Molson Coors Brewing Co., Class B	101,709	9,734,568
Monster Beverage Corp. (a)	223,523	10,320,057
PepsiCo, Inc.	796,605	89,108,235

		231,103,428
Biotechnology — 2.8%
AbbVie, Inc.	891,252	58,073,980
Alexion Pharmaceuticals, Inc. (a)	126,565	15,344,741
Amgen, Inc.	411,642	67,538,103
Biogen, Inc. (a)	120,723	33,008,083
Celgene Corp. (a)	435,301	54,164,503
Gilead Sciences, Inc.	731,425	49,678,386
Incyte Corp. (a)	99,258	13,267,817
Regeneron Pharmaceuticals, Inc. (a)	42,665	16,533,114
Vertex Pharmaceuticals, Inc. (a)(c)	137,259	15,009,272

		322,617,999
Building Products — 0.1%
Allegion PLC	52,492	3,973,644
Fortune Brands Home & Security, Inc.	81,683	4,970,411
Masco Corp.	185,105	6,291,719

		15,235,774
Capital Markets — 2.1%
Affiliated Managers Group, Inc.	31,410	5,149,355
Ameriprise Financial, Inc.	84,568	10,966,778
Bank of New York Mellon Corp.	582,478	27,510,436
BlackRock, Inc. (b)	68,061	26,102,074
Charles Schwab Corp.	681,839	27,825,850
E*Trade Financial Corp. (a)	153,308	5,348,916
Franklin Resources, Inc.	187,476	7,900,239
Goldman Sachs Group, Inc.	207,654	47,702,277
Invesco Ltd.	221,831	6,794,683
Morgan Stanley	807,026	34,572,994
Northern Trust Corp.	117,986	10,215,228
Raymond James Financial, Inc.	69,463	5,297,248
State Street Corp.	202,952	16,157,009

S&P 500 INDEX MASTER PORTFOLIO	MARCH 31, 2017	1

Schedule of Investments (continued)	S&P 500 Index Master Portfolio

Common Stocks	Shares	Value
Capital Markets (continued)
T. Rowe Price Group, Inc.	139,255	$9,490,228

		241,033,315
Chemicals — 2.1%
Air Products & Chemicals, Inc.	122,351	16,552,867
Albemarle Corp.	62,918	6,646,658
CF Industries Holdings, Inc.	124,932	3,666,754
Dow Chemical Co.	624,839	39,702,270
E.I. du Pont de Nemours & Co.	484,245	38,899,401
Eastman Chemical Co.	82,301	6,649,921
Ecolab, Inc.	146,898	18,412,195
FMC Corp.	71,364	4,966,221
International Flavors & Fragrances, Inc.	45,289	6,002,151
LyondellBasell Industries NV, Class A	184,886	16,859,754
Monsanto Co.	245,416	27,781,091
Mosaic Co.	197,330	5,758,089
PPG Industries, Inc.	144,879	15,223,885
Praxair, Inc.	159,887	18,962,598
Sherwin-Williams Co.	45,934	14,248,268

		240,332,123
Commercial Services & Supplies — 0.3%
Cintas Corp.	48,343	6,117,323
Iron Mountain, Inc.	141,367	5,042,561
Republic Services, Inc.	132,200	8,303,482
Stericycle, Inc. (a)	46,330	3,840,294
Waste Management, Inc.	228,091	16,632,396

		39,936,056
Communications Equipment — 1.1%
Cisco Systems, Inc.	2,800,403	94,653,621
F5 Networks, Inc. (a)	34,999	4,989,807
Harris Corp.	70,710	7,867,902
Juniper Networks, Inc.	215,209	5,989,267
Motorola Solutions, Inc.	89,927	7,753,506

		121,254,103
Construction & Engineering — 0.1%
Fluor Corp.	74,557	3,923,190
Jacobs Engineering Group, Inc.	65,572	3,624,820
Quanta Services, Inc. (a)	81,392	3,020,457

		10,568,467
Construction Materials — 0.1%
Martin Marietta Materials, Inc.	36,006	7,858,310
Vulcan Materials Co.	75,423	9,086,963

		16,945,273
Consumer Finance — 0.8%
American Express Co.	423,920	33,536,311
Capital One Financial Corp.	270,840	23,470,994
Discover Financial Services	217,581	14,880,365

Common Stocks	Shares	Value
Consumer Finance (continued)
Navient Corp.	153,087	$2,259,564
Synchrony Financial	432,835	14,846,241

		88,993,475
Containers & Packaging — 0.3%
Avery Dennison Corp.	48,469	3,906,601
Ball Corp.	99,810	7,411,891
International Paper Co.	227,086	11,531,427
Sealed Air Corp.	103,552	4,512,796
WestRock Co.	144,256	7,505,640

		34,868,355
Distributors — 0.1%
Genuine Parts Co.	85,536	7,904,382
LKQ Corp. (a)	173,154	5,068,217

		12,972,599
Diversified Consumer Services — 0.0%
H&R Block, Inc.	105,795	2,459,734
Diversified Financial Services — 2.3%
Berkshire Hathaway, Inc., Class B (a)	1,060,613	176,782,975
CBOE Holdings, Inc.	48,557	3,936,516
CME Group, Inc.	190,367	22,615,600
Intercontinental Exchange, Inc.	335,027	20,058,066
Leucadia National Corp.	173,652	4,514,952
Moody’s Corp.	91,865	10,292,555
Nasdaq, Inc.	67,399	4,680,860
S&P Global, Inc.	144,910	18,945,533

		261,827,057
Diversified Telecommunication Services — 2.4%
AT&T, Inc.	3,433,073	142,644,183
CenturyLink, Inc.	313,165	7,381,299
Level 3 Communications, Inc. (a)	162,059	9,273,016
Verizon Communications, Inc.	2,279,056	111,103,980

		270,402,478
Electric Utilities — 1.8%
American Electric Power Co., Inc.	275,301	18,480,956
Duke Energy Corp.	390,643	32,036,632
Edison International	185,297	14,751,494
Entergy Corp.	102,113	7,756,504
Eversource Energy	175,329	10,305,839
Exelon Corp.	520,609	18,731,512
FirstEnergy Corp.	242,718	7,723,287
NextEra Energy, Inc.	260,398	33,427,291
Pinnacle West Capital Corp.	63,750	5,315,475
PPL Corp.	385,593	14,417,322
Southern Co.	553,229	27,539,740
Xcel Energy, Inc.	280,843	12,483,471

		202,969,523

2	S&P 500 INDEX MASTER PORTFOLIO	MARCH 31, 2017

Schedule of Investments (continued)	S&P 500 Index Master Portfolio

Common Stocks	Shares	Value
Electrical Equipment — 0.6%
Acuity Brands, Inc.	24,930	$5,085,720
AMETEK, Inc.	131,197	7,095,134
Eaton Corp. PLC	253,733	18,814,302
Emerson Electric Co.	362,834	21,719,243
Rockwell Automation, Inc.	71,017	11,058,057

		63,772,456
Electronic Equipment, Instruments & Components — 0.4%
Amphenol Corp., Class A	172,028	12,243,233
Corning, Inc.	525,288	14,182,776
FLIR Systems, Inc.	75,163	2,726,913
TE Connectivity Ltd.	200,911	14,977,915

		44,130,837
Energy Equipment & Services — 1.1%
Baker Hughes, Inc.	240,068	14,360,868
Halliburton Co.	486,556	23,943,421
Helmerich & Payne, Inc.	57,890	3,853,737
National Oilwell Varco, Inc.	210,735	8,448,366
Schlumberger Ltd.	781,206	61,012,189
TechnipFMC PLC (a)	260,767	8,474,927
Transocean Ltd. (a)	211,458	2,632,652

		122,726,160
Food & Staples Retailing — 1.9%
Costco Wholesale Corp.	244,681	41,030,557
CVS Health Corp.	575,327	45,163,170
Kroger Co.	521,086	15,366,826
Sysco Corp.	276,340	14,347,573
Wal-Mart Stores, Inc.	842,939	60,759,043
Walgreens Boots Alliance, Inc.	477,619	39,666,258
Whole Foods Market, Inc.	183,142	5,442,980

		221,776,407
Food Products — 1.5%
Archer-Daniels-Midland Co.	315,937	14,545,739
Campbell Soup Co.	108,033	6,183,809
Conagra Brands, Inc.	233,850	9,433,509
General Mills, Inc.	324,909	19,172,880
Hershey Co.	78,692	8,597,101
Hormel Foods Corp.	154,840	5,362,109
J.M. Smucker Co.	64,561	8,462,656
Kellogg Co.	139,460	10,126,191
Kraft Heinz Co.	333,328	30,269,516
McCormick & Co., Inc.	65,041	6,344,749
Mead Johnson Nutrition Co.	103,862	9,252,027
Mondelez International, Inc., Class A	854,995	36,833,185
Tyson Foods, Inc., Class A	162,518	10,028,986

		174,612,457
Health Care Equipment & Supplies — 2.3%
Abbott Laboratories	966,951	42,942,294
Baxter International, Inc.	268,682	13,933,849

Common Stocks	Shares	Value
Health Care Equipment & Supplies (continued)
Becton Dickinson & Co.	118,666	$21,768,091
Boston Scientific Corp. (a)	763,192	18,980,585
C.R. Bard, Inc.	41,021	10,195,359
Cooper Cos., Inc.	27,986	5,594,122
Dentsply Sirona, Inc.	132,068	8,246,326
Edwards Lifesciences Corp. (a)	119,818	11,271,279
Hologic, Inc. (a)	154,697	6,582,357
IDEXX Laboratories, Inc. (a)	50,370	7,787,706
Intuitive Surgical, Inc. (a)	20,660	15,835,270
Medtronic PLC	765,354	61,656,918
Stryker Corp.	172,303	22,683,690
Varian Medical Systems, Inc. (a)(c)	50,322	4,585,844
Zimmer Biomet Holdings, Inc.	114,020	13,922,982

		265,986,672
Health Care Providers & Services — 2.6%
Aetna, Inc.	196,708	25,090,105
AmerisourceBergen Corp.	90,521	8,011,109
Anthem, Inc.	147,869	24,454,575
Cardinal Health, Inc.	177,190	14,449,845
Centene Corp. (a)	90,146	6,423,804
Cigna Corp.	144,562	21,176,887
DaVita, Inc. (a)	84,774	5,762,089
Envision Healthcare Corp. (a)	62,626	3,840,226
Express Scripts Holding Co. (a)	340,485	22,441,366
HCA Holdings, Inc. (a)(c)	162,655	14,474,668
Henry Schein, Inc. (a)	43,417	7,379,588
Humana, Inc.	84,113	17,339,054
Laboratory Corp. of America Holdings (a)	58,019	8,323,986
McKesson Corp.	119,046	17,649,760
Patterson Cos., Inc.	47,484	2,147,701
Quest Diagnostics, Inc.	75,156	7,379,568
UnitedHealth Group, Inc.	538,296	88,285,927
Universal Health Services, Inc., Class B	50,158	6,242,163

		300,872,421
Health Care Technology — 0.1%
Cerner Corp. (a)	161,109	9,481,265
Hotels, Restaurants & Leisure — 1.6%
Carnival Corp.	231,278	13,624,587
Chipotle Mexican Grill, Inc. (a)(c)	16,175	7,206,286
Darden Restaurants, Inc.	71,132	5,951,614
Marriott International, Inc., Class A	176,408	16,614,105
McDonald’s Corp.	457,813	59,337,143
Royal Caribbean Cruises Ltd.	92,952	9,119,521
Starbucks Corp.	815,938	47,642,620
Wyndham Worldwide Corp.	58,193	4,905,088
Wynn Resorts Ltd.	46,264	5,302,317
Yum! Brands, Inc.	188,823	12,065,790

		181,769,071

S&P 500 INDEX MASTER PORTFOLIO	MARCH 31, 2017	3

Schedule of Investments (continued)	S&P 500 Index Master Portfolio

Common Stocks	Shares	Value
Household Durables — 0.4%
D.R. Horton, Inc.	190,863	$6,357,646
Garmin Ltd.	62,073	3,172,551
Leggett & Platt, Inc.	73,058	3,676,279
Lennar Corp., Class A	112,817	5,775,102
Mohawk Industries, Inc. (a)	35,845	8,226,069
Newell Brands, Inc.	266,060	12,550,050
PulteGroup, Inc.	164,364	3,870,772
Whirlpool Corp.	43,002	7,367,533

		50,996,002
Household Products — 1.8%
Church & Dwight Co., Inc.	139,698	6,966,739
Clorox Co.	72,237	9,739,715
Colgate-Palmolive Co.	494,679	36,205,556
Kimberly-Clark Corp.	199,938	26,317,839
Procter & Gamble Co.	1,428,835	128,380,825

		207,610,674
Independent Power and Renewable Electricity Producers — 0.1%
AES Corp.	353,763	3,955,070
NRG Energy, Inc.	171,214	3,201,702

		7,156,772
Industrial Conglomerates — 2.6%
3M Co.	333,066	63,725,518
Danaher Corp.	340,608	29,132,202
General Electric Co.	4,880,559	145,440,658
Honeywell International, Inc.	424,499	53,007,190
Roper Technologies, Inc.	57,958	11,967,748

		303,273,316
Insurance — 2.7%
Aflac, Inc.	226,873	16,430,143
Allstate Corp.	206,927	16,862,481
American International Group, Inc.	522,158	32,598,324
Aon PLC	147,788	17,540,958
Arthur J Gallagher & Co.	99,466	5,623,808
Assurant, Inc.	31,301	2,994,567
Chubb Ltd.	259,502	35,357,147
Cincinnati Financial Corp.	81,869	5,916,673
Hartford Financial Services Group, Inc.	212,637	10,221,461
Lincoln National Corp.	122,925	8,045,441
Loews Corp.	158,364	7,406,684
Marsh & McLennan Cos., Inc.	288,228	21,297,167
MetLife, Inc.	610,733	32,258,917
Principal Financial Group, Inc.	148,648	9,381,175
Progressive Corp.	320,760	12,567,377
Prudential Financial, Inc.	241,696	25,784,129
Torchmark Corp.	59,308	4,569,088
Travelers Cos., Inc.	156,018	18,806,410
Unum Group	125,713	5,894,682
Willis Towers Watson PLC	72,323	9,466,357

Common Stocks	Shares	Value
Insurance (continued)
XL Group Ltd.	143,588	$5,723,418

		304,746,407
Internet & Direct Marketing Retail — 2.5%
Amazon.com, Inc. (a)	221,485	196,355,312
Expedia, Inc.	67,173	8,475,218
Netflix, Inc. (a)	240,946	35,614,228
Priceline Group, Inc. (a)	27,527	48,997,234
TripAdvisor, Inc. (a)(c)	62,850	2,712,606

		292,154,598
Internet Software & Services — 4.5%
Akamai Technologies, Inc. (a)	97,177	5,801,467
Alphabet, Inc., Class A (a)	166,146	140,858,579
Alphabet, Inc., Class C (a)	165,275	137,105,529
eBay, Inc. (a)	566,727	19,025,026
Facebook, Inc., Class A (a)	1,317,118	187,096,612
VeriSign, Inc. (a)(c)	48,767	4,248,093
Yahoo!, Inc. (a)	492,598	22,861,473

		516,996,779
IT Services — 3.7%
Accenture PLC, Class A	348,461	41,773,505
Alliance Data Systems Corp.	30,716	7,648,284
Automatic Data Processing, Inc.	251,232	25,723,644
Cognizant Technology Solutions Corp., Class A (a)	341,660	20,335,603
CSRA, Inc.	80,926	2,370,323
Fidelity National Information Services, Inc.	185,229	14,747,933
Fiserv, Inc. (a)	120,593	13,905,579
Global Payments, Inc. (c)	83,574	6,742,750
International Business Machines Corp.	479,536	83,506,399
Mastercard, Inc., Class A	526,877	59,257,856
Paychex, Inc.	180,992	10,660,429
PayPal Holdings, Inc. (a)	630,129	27,108,150
Teradata Corp. (a)(c)	73,204	2,278,108
Total System Services, Inc.	87,907	4,699,508
Visa, Inc., Class A	1,039,049	92,340,285
Western Union Co.	278,703	5,671,606
Xerox Corp.	454,670	3,337,278

		422,107,240
Leisure Products — 0.1%
Hasbro, Inc.	63,962	6,384,687
Mattel, Inc.	198,376	5,080,409

		11,465,096
Life Sciences Tools & Services — 0.6%
Agilent Technologies, Inc.	181,955	9,619,961
Illumina, Inc. (a)	82,017	13,995,381
Mettler-Toledo International, Inc. (a)	14,839	7,106,545

4	S&P 500 INDEX MASTER PORTFOLIO	MARCH 31, 2017

Schedule of Investments (continued)	S&P 500 Index Master Portfolio

Common Stocks	Shares	Value
Life Sciences Tools & Services (continued)
PerkinElmer, Inc.	58,664	$3,406,032
Thermo Fisher Scientific, Inc.	218,133	33,505,229
Waters Corp. (a)(c)	44,614	6,973,614

		74,606,762
Machinery — 1.5%
Caterpillar, Inc.	329,455	30,560,246
Cummins, Inc.	85,392	12,911,270
Deere & Co.	164,816	17,941,870
Dover Corp.	84,217	6,766,836
Flowserve Corp.	71,219	3,448,424
Fortive Corp.	167,445	10,083,538
Illinois Tool Works, Inc.	175,096	23,194,967
Ingersoll-Rand PLC	142,865	11,617,782
PACCAR, Inc.	193,946	13,033,171
Parker Hannifin Corp.	73,655	11,808,369
Pentair PLC	93,436	5,865,912
Snap-on, Inc.	32,725	5,519,726
Stanley Black & Decker, Inc.	86,844	11,538,962
Xylem, Inc.	104,012	5,223,483

		169,514,556
Media — 3.2%
CBS Corp., Class B	210,510	14,600,974
Charter Communications, Inc., Class A (a)	120,476	39,434,204
Comcast Corp., Class A	2,648,553	99,559,107
Discovery Communications, Inc., Class A (a)(c)	87,189	2,536,328
Discovery Communications, Inc., Class C (a)(c)	108,273	3,065,209
DISH Network Corp., Class A (a)(c)	126,387	8,024,311
Interpublic Group of Cos., Inc.	211,439	5,195,056
News Corp., Class A	216,800	2,818,400
News Corp., Class B	53,983	728,770
Omnicom Group, Inc.	132,622	11,433,343
Scripps Networks Interactive, Inc., Class A	51,301	4,020,459
TEGNA, Inc.	116,701	2,989,880
Time Warner, Inc.	433,364	42,343,996
Twenty-First Century Fox, Inc., Class A	565,110	18,303,913
Twenty-First Century Fox, Inc., Class B	277,146	8,807,700
Viacom, Inc., Class B	196,718	9,170,993
Walt Disney Co.	813,964	92,295,378

		365,328,021
Metals & Mining — 0.3%
Freeport-McMoRan, Inc. (a)	732,926	9,791,891
Newmont Mining Corp.	292,676	9,646,601
Nucor Corp.	174,648	10,429,979

		29,868,471

Common Stocks	Shares	Value
Multi-Utilities — 1.3%
Alliant Energy Corp.	131,785	$5,220,004
Ameren Corp.	138,685	7,570,814
CenterPoint Energy, Inc.	239,653	6,607,233
CMS Energy Corp.	161,532	7,226,942
Consolidated Edison, Inc.	168,622	13,095,185
Dominion Resources, Inc.	350,338	27,175,719
DTE Energy Co.	99,140	10,123,185
NiSource, Inc.	171,232	4,073,609
PG&E Corp.	283,253	18,796,669
Public Service Enterprise Group, Inc.	280,093	12,422,125
SCANA Corp.	80,345	5,250,546
Sempra Energy	140,939	15,573,759
WEC Energy Group, Inc.	173,557	10,522,761

		143,658,551
Multiline Retail — 0.4%
Dollar General Corp.	140,578	9,802,504
Dollar Tree, Inc. (a)	130,422	10,232,910
Kohl’s Corp.	94,809	3,774,346
Macy’s, Inc.	162,701	4,822,458
Nordstrom, Inc.	63,193	2,942,898
Target Corp.	314,065	17,333,247

		48,908,363
Oil, Gas & Consumable Fuels — 5.5%
Anadarko Petroleum Corp.	314,084	19,473,208
Apache Corp.	210,175	10,800,893
Cabot Oil & Gas Corp.	259,925	6,214,807
Chesapeake Energy Corp. (a)(c)	413,963	2,458,940
Chevron Corp.	1,057,985	113,595,849
Cimarex Energy Co.	55,021	6,574,459
Concho Resources, Inc. (a)	83,989	10,779,148
ConocoPhillips	694,728	34,646,085
Devon Energy Corp.	288,473	12,035,094
EOG Resources, Inc.	323,799	31,586,592
EQT Corp.	99,368	6,071,385
Exxon Mobil Corp.	2,317,596	190,066,048
Hess Corp.	149,974	7,230,247
Kinder Morgan, Inc.	1,072,849	23,323,737
Marathon Oil Corp.	484,287	7,651,735
Marathon Petroleum Corp.	298,006	15,061,223
Murphy Oil Corp.	89,531	2,559,691
Newfield Exploration Co. (a)	106,035	3,913,752
Noble Energy, Inc.	240,725	8,266,497
Occidental Petroleum Corp.	429,470	27,211,219
ONEOK, Inc.	114,308	6,337,236
Phillips 66	247,597	19,614,634
Pioneer Natural Resources Co.	95,716	17,825,191
Range Resources Corp.	103,334	3,007,019
Southwestern Energy Co. (a)(c)	276,092	2,255,672
Tesoro Corp.	68,192	5,527,644
Valero Energy Corp.	254,017	16,838,787

S&P 500 INDEX MASTER PORTFOLIO	MARCH 31, 2017	5

Schedule of Investments (continued)	S&P 500 Index Master Portfolio

Common Stocks	Shares	Value
Oil, Gas & Consumable Fuels (continued)
Williams Cos., Inc.	465,436	$13,772,251

		624,699,043
Personal Products — 0.1%
Coty, Inc., Class A	274,000	4,967,620
Estee Lauder Cos., Inc., Class A	122,959	10,425,694

		15,393,314
Pharmaceuticals — 5.0%
Allergan PLC	187,836	44,877,777
Bristol-Myers Squibb Co.	936,620	50,933,396
Eli Lilly & Co.	542,601	45,638,170
Johnson & Johnson	1,515,505	188,756,148
Mallinckrodt PLC (a)	58,015	2,585,729
Merck & Co., Inc.	1,534,616	97,509,501
Mylan NV (a)	253,557	9,886,187
Perrigo Co. PLC	77,693	5,158,038
Pfizer, Inc.	3,327,797	113,843,935
Zoetis, Inc.	278,783	14,878,649

		574,067,530
Professional Services — 0.3%
Dun & Bradstreet Corp.	20,525	2,215,469
Equifax, Inc.	66,736	9,125,481
Nielsen Holdings PLC	186,879	7,719,971
Robert Half International, Inc.	69,558	3,396,517
Verisk Analytics, Inc. (a)	84,609	6,865,174

		29,322,612
Real Estate Investment Trusts (REITs) — 2.8%
Alexandria Real Estate Equities, Inc.	47,840	5,287,277
American Tower Corp. (c)	239,626	29,124,144
Apartment Investment & Management Co., Class A	84,842	3,762,743
AvalonBay Communities, Inc. (c)	75,834	13,923,122
Boston Properties, Inc.	87,074	11,529,468
Crown Castle International Corp.	202,840	19,158,238
Digital Realty Trust, Inc. (c)	88,071	9,369,874
Equinix, Inc.	43,592	17,452,929
Equity Residential	202,236	12,583,124
Essex Property Trust, Inc.	36,444	8,437,879
Extra Space Storage, Inc.	72,429	5,387,993
Federal Realty Investment Trust	40,554	5,413,959
GGP, Inc.	333,814	7,737,809
HCP, Inc.	267,509	8,367,682
Host Hotels & Resorts, Inc.	400,026	7,464,485
Kimco Realty Corp.	249,356	5,508,274
Macerich Co.	64,171	4,132,612
Mid-America Apartment Communities, Inc.	63,709	6,481,754
Prologis, Inc.	300,193	15,574,013
Public Storage	83,987	18,385,594
Realty Income Corp. (c)	149,916	8,924,500

Common Stocks	Shares	Value
Real Estate Investment Trusts (REITs) (continued)
Regency Centers Corp.	86,603	$5,749,573
Simon Property Group, Inc. (c)	179,497	30,878,869
SL Green Realty Corp.	55,087	5,873,376
UDR, Inc. (c)	154,243	5,592,851
Ventas, Inc.	195,979	12,746,474
Vornado Realty Trust	94,927	9,522,127
Welltower, Inc. (c)	199,872	14,154,935
Weyerhaeuser Co.	414,808	14,095,176

		322,620,854
Real Estate Management & Development — 0.1%
CBRE Group, Inc., Class A (a)	167,689	5,833,900
Road & Rail — 0.9%
CSX Corp.	518,541	24,138,084
JB Hunt Transport Services, Inc.	46,539	4,269,488
Kansas City Southern	62,228	5,336,673
Norfolk Southern Corp.	163,834	18,344,493
Ryder System, Inc.	30,042	2,266,368
Union Pacific Corp.	453,928	48,080,054

		102,435,160
Semiconductors & Semiconductor Equipment — 3.4%
Advanced Micro Devices, Inc. (a)(c)	422,889	6,153,035
Analog Devices, Inc.	205,339	16,827,531
Applied Materials, Inc.	604,690	23,522,441
Broadcom Ltd.	224,101	49,069,155
Intel Corp.	2,643,915	95,366,014
KLA-Tencor Corp.	88,464	8,410,272
Lam Research Corp.	89,971	11,548,678
Microchip Technology, Inc.	120,563	8,895,138
Micron Technology, Inc. (a)	581,953	16,818,442
NVIDIA Corp.	329,469	35,889,058
Qorvo, Inc. (a)	68,083	4,667,770
QUALCOMM, Inc.	827,324	47,438,758
Skyworks Solutions, Inc.	104,150	10,204,617
Texas Instruments, Inc.	558,089	44,959,650
Xilinx, Inc.	141,911	8,215,228

		387,985,787
Software — 4.6%
Activision Blizzard, Inc.	390,124	19,451,583
Adobe Systems, Inc. (a)	277,175	36,068,783
Autodesk, Inc. (a)	108,815	9,409,233
CA, Inc.	176,029	5,583,640
Citrix Systems, Inc. (a)	88,964	7,418,708
Electronic Arts, Inc. (a)	174,366	15,609,244
Intuit, Inc.	137,187	15,912,320
Microsoft Corp.	4,320,571	284,552,806
Oracle Corp.	1,677,601	74,837,781
Red Hat, Inc. (a)(c)	102,315	8,850,247
salesforce.com, Inc. (a)	366,957	30,270,283
Symantec Corp.	342,515	10,508,360

6	S&P 500 INDEX MASTER PORTFOLIO	MARCH 31, 2017

Schedule of Investments (continued)	S&P 500 Index Master Portfolio

Common Stocks	Shares	Value
Software (continued)
Synopsys, Inc. (a)	82,366	$5,941,060

		524,414,048
Specialty Retail — 2.4%
Advance Auto Parts, Inc.	39,845	5,907,420
AutoNation, Inc. (a)	32,043	1,355,099
AutoZone, Inc. (a)	16,098	11,639,659
Bed Bath & Beyond, Inc.	82,376	3,250,557
Best Buy Co., Inc.	153,821	7,560,302
CarMax, Inc. (a)	103,329	6,119,143
Foot Locker, Inc.	71,263	5,331,185
Gap, Inc.	118,805	2,885,773
Home Depot, Inc.	681,136	100,011,199
L Brands, Inc.	138,097	6,504,369
Lowe’s Cos., Inc.	485,475	39,910,900
O’Reilly Automotive, Inc. (a)	51,702	13,951,268
Ross Stores, Inc.	219,097	14,431,919
Signet Jewelers Ltd.	36,503	2,528,563
Staples, Inc.	358,219	3,141,581
Tiffany & Co.	61,753	5,885,061
TJX Cos., Inc.	367,167	29,035,566
Tractor Supply Co.	70,057	4,831,831
Ulta Salon Cosmetics & Fragrance, Inc. (a)	32,427	9,249,153

		273,530,548
Technology Hardware, Storage & Peripherals — 4.3%
Apple, Inc.	2,933,639	421,446,579
Hewlett Packard Enterprise Co.	933,272	22,118,546
HP, Inc.	949,286	16,973,233
NetApp, Inc.	156,153	6,535,003
Seagate Technology PLC	170,045	7,810,167
Western Digital Corp.	158,426	13,074,898

		487,958,426
Textiles, Apparel & Luxury Goods — 0.7%
Coach, Inc.	156,488	6,467,649
Hanesbrands, Inc.	221,534	4,599,046
Michael Kors Holdings Ltd. (a)	90,090	3,433,330
NIKE, Inc., Class B	743,041	41,409,675
PVH Corp.	43,071	4,456,556
Ralph Lauren Corp.	31,377	2,560,991
Under Armour, Inc., Class A (a)(c)	103,468	2,046,597
Under Armour, Inc., Class C (a)	105,511	1,930,851

Common Stocks	Shares	Value
Textiles, Apparel & Luxury Goods (continued)
VF Corp.	183,396	$10,081,278

		76,985,973
Thrifts & Mortgage Finance — 0.0%
People’s United Financial, Inc.	167,028	3,039,910
Tobacco — 1.8%
Altria Group, Inc.	1,082,601	77,319,363
Philip Morris International, Inc.	867,883	97,983,991
Reynolds American, Inc.	461,720	29,097,594

		204,400,948
Trading Companies & Distributors — 0.2%
Fastenal Co.	161,300	8,306,950
United Rentals, Inc. (a)	48,462	6,060,173
W.W. Grainger, Inc.	29,709	6,915,067

		21,282,190
Water Utilities — 0.1%
American Water Works Co., Inc.	101,915	7,925,930
Total Long-Term Investments (Cost — $7,528,507,183) — 99.2%		11,340,407,025

Short-Term Securities
BlackRock Cash Funds: Institutional, SL Agency Shares, 1.11% (b)(d)(e)	54,203,514	54,225,195
BlackRock Cash Funds: Treasury, SL Agency Shares, 0.68%, (b)(d)	60,000,564	60,000,564
Total Short-Term Securities (Cost — $114,212,763) — 1.0%		114,225,759
Total Investments (Cost — $7,642,719,946*) — 100.2%		11,454,632,784
Liabilities in Excess of Other Assets — (0.2)%		(25,864,087)

Net Assets — 100.0%		$11,428,768,697

*	As of March 31, 2017, gross unrealized appreciation and depreciation based on cost for U.S. federal income tax purposes were as follows:

Tax cost	$7,336,271,738

Gross unrealized appreciation	$4,258,737,241
Gross unrealized depreciation	(140,376,195)

Net unrealized appreciation	$4,118,361,046

S&P 500 INDEX MASTER PORTFOLIO	MARCH 31, 2017	7

Schedule of Investments (continued)	S&P 500 Index Master Portfolio

Notes to Schedule of Investments

(a)	Non-income producing security.

(b)	During the period ended March 31, 2017, investments in issuers considered to be affiliates of the Master Portfolio for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares Held at December 31, 2016	Shares Purchased	Shares Sold	Shares Held at March 31, 2017	Value at March 31, 2017	Income		Net Realized Gain	Change in Unrealized Appreciation (Depreciation)
BlackRock, Inc.	60,705	7,356	—	68,061	$26,102,074	$161,645		—	$195,757
BlackRock Cash Funds: Institutional, SL Agency Shares	67,939,998	—	(13,736,484)[1]	54,203,514	$54,225,195	66,468	[2]	$178	5,321
BlackRock Cash Funds: Treasury, SL Agency Shares	485,190,196	—	(425,189,632)[1]	60,000,564	$60,000,564	362,189		—	—
PNC Financial Services Group, Inc.	242,967	28,878	—	271,845	$32,686,643	133,632		—	709,613
Total					$173,014,476	$723,934		$178	$910,691

[1] Represents net shares sold.

[2]    Represents all or portion of securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees, and collateral investment expenses, and other payments to and from borrowers of securities.

(c)	Security, or a portion of the security, is on loan.

(d)	Current yield as of period end.

(e)	All or a portion of security was purchased with the cash collateral from loaned securities.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
Contracts Long	Issue	Expiration	Notional Value	Unrealized Appreciation
622	S&P 500 E-Mini Index	June 2017	$73,371,120	$259,742

8	S&P 500 INDEX MASTER PORTFOLIO	MARCH 31, 2017

Schedule of Investments (continued)	S&P 500 Index Master Portfolio

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Master Portfolio has the ability to access

•

Level 2 — other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Master Portfolio’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the BlackRock Global Valuation Methodologies Committee (the “Global Valuation Committee”) in determining the price for Fair Valued Investments. Level 3 Investments include equity or debt issued by privately-held companie or funds. There may not be a secondary market, and/or there are a limited number of investors. Level 3 investments may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the Global Valuation Committee in the absence of market information.

Changes in valuation techniques may result in transfers into or out of an assigned level within the hierarchy. In accordance with the Master Portfolio’s policy, transfers between different levels of the fair value hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments and derivative financial instruments is based on the pricing transparency of the investments and derivative financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Master Portfolio’s policy regarding valuation of investments and derivative financial instruments, refer to the Master Portfolio’s most recent financial statements as contained in its annual report.

S&P 500 INDEX MASTER PORTFOLIO	MARCH 31, 2017	9

Schedule of Investments (concluded)	S&P 500 Index Master Portfolio

The following tables summarize the Master Portfolio’s investments and derivative financial instruments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Long-Term Investments:
Common Stocks[1]	$11,340,407,025	—	—	$11,340,407,025
Short Term Securities:
Money Market Funds	114,225,759	—	—	114,225,759

Total	$11,454,632,784	—	—	$11,454,632,784

Derivative Financial Instruments[2]
Assets:
Equity contracts	$259,742	—	—	$259,742

[1] See above Schedule of Investments for values in each industry.
[2] Derivative financial instruments are futures contracts, which are valued at the unrealized appreciation (depreciation) on the instrument.

During the period ended March 31, 2017, there were no transfers between levels.

10	S&P 500 INDEX MASTER PORTFOLIO	MARCH 31, 2017

Schedule of Investments March 31, 2017 (Unaudited)	BlackRock Total International ex U.S. Index Master Portfolio (Percentages shown are based on Net Assets)

Common Stocks	Shares	Value
Australia — 5.2%
AGL Energy Ltd.	42,096	$847,943
Alumina Ltd.	163,866	224,203
Amcor Ltd.	71,945	827,538
AMP Ltd.	174,018	688,436
APA Group (a)	66,494	455,105
Aristocrat Leisure Ltd.	27,113	372,167
ASX Ltd.	11,763	453,643
Aurizon Holdings Ltd.	131,787	528,456
AusNet Services	164,117	211,264
Australia & New Zealand Banking Group Ltd.	169,726	4,121,060
Bank of Queensland Ltd.	19,847	184,241
Bendigo & Adelaide Bank Ltd.	28,052	259,898
BHP Billiton Ltd.	186,874	3,398,520
Boral Ltd.	68,366	304,788
Brambles Ltd.	85,150	608,094
Caltex Australia Ltd.	14,445	325,469
Challenger Ltd. (b)	31,089	297,972
CIMIC Group Ltd.	5,528	151,681
Coca-Cola Amatil Ltd.	33,925	280,477
Cochlear Ltd.	3,188	329,328
Commonwealth Bank of Australia (b)	99,536	6,527,076
Computershare Ltd.	29,614	318,050
Crown Resorts Ltd.	24,040	216,867
CSL Ltd.	27,050	2,589,923
Dexus Property Group	50,587	377,560
Domino’s Pizza Enterprises Ltd. (b)	3,497	155,248
DUET Group (a)	175,663	374,354
Flight Centre Travel Group Ltd. (b)	1,384	30,529
Fortescue Metals Group Ltd.	88,953	423,697
Goodman Group	108,864	643,645
GPT Group	85,677	337,195
Harvey Norman Holdings Ltd. (b)	53,399	184,696
Healthscope Ltd.	82,216	142,543
Incitec Pivot Ltd.	96,223	276,251
Insurance Australia Group Ltd.	143,357	662,400
Lend Lease Group (a)	31,290	372,145
Macquarie Group Ltd.	17,178	1,183,507
Medibank Pvt Ltd.	149,927	322,926
Mirvac Group (b)	310,098	518,800
National Australia Bank Ltd.	153,287	3,903,048
Newcrest Mining Ltd.	43,527	741,938
Oil Search Ltd.	68,503	377,688
Orica Ltd.	17,936	241,082
Origin Energy Ltd. (c)	106,906	575,067
Qantas Airways Ltd.	21,423	63,666
QBE Insurance Group Ltd.	83,136	818,459
Ramsay Health Care Ltd. (b)	7,590	405,171
REA Group Ltd.	2,994	135,772
Rio Tinto Ltd. (b)	24,108	1,113,124
Santos Ltd. (b)(c)	132,346	384,057
Scentre Group	333,717	1,094,035
Seek Ltd. (b)	19,975	242,855

Common Stocks	Shares	Value
Australia (continued)
Sonic Healthcare Ltd.	20,252	$342,147
South32 Ltd.	304,116	641,125
Stockland	120,177	426,153
Suncorp Group Ltd.	74,741	754,248
Sydney Airport (a)	56,475	292,019
Tabcorp Holdings Ltd.	54,398	197,403
Tatts Group Ltd.	103,429	349,982
Telstra Corp. Ltd.	240,534	855,905
TPG Telecom Ltd. (b)	14,159	75,381
Transurban Group (a)(b)	120,375	1,073,010
Treasury Wine Estates Ltd.	48,858	456,413
Vicinity Centres	174,986	378,498
Vocus Group Ltd. (b)	39,036	128,808
Wesfarmers Ltd.	64,983	2,237,230
Westfield Corp.	107,826	731,442
Westpac Banking Corp.	190,110	5,082,080
Woodside Petroleum Ltd.	44,388	1,087,433
Woolworths Ltd.	71,434	1,446,252

		57,179,186
Austria — 0.1%
Andritz AG	5,013	250,716
Erste Group Bank AG	18,246	594,124
OMV AG	7,068	278,545
Raiffeisen Bank International AG (c)	4,478	100,987
Voestalpine AG	7,675	301,845

		1,526,217
Belgium — 0.8%
Ageas	13,631	532,300
Anheuser-Busch InBev SA	44,524	4,878,728
Colruyt SA	3,569	175,274
Groupe Bruxelles Lambert SA	5,221	473,822
KBC Group NV	14,237	943,812
Proximus (b)	7,467	233,993
Solvay SA	4,091	499,144
Telenet Group Holding NV (c)	1,997	118,712
UCB SA (b)	6,867	532,661
Umicore SA (b)	5,610	319,484

		8,707,930
Brazil — 1.8%
Ambev SA	263,763	1,536,778
Banco Bradesco SA — ADR	48,715	498,727
Banco Bradesco SA, Preference Shares	152,586	1,578,207
Banco do Brasil SA	49,100	529,645
Banco Santander Brasil SA	23,639	208,784
BB Seguridade Participacoes SA	38,243	356,703
BM&FBovespa SA	113,932	702,022
BR Malls Participacoes SA (c)	17,810	82,434
Braskem SA, Preference A Shares	11,000	111,560
BRF SA	35,100	432,892

BLACKROCK TOTAL INTERNATIONAL EX U.S. INDEX MASTER PORTFOLIO	MARCH 31, 2017	1

Schedule of Investments (continued)	BlackRock Total International ex U.S. Index Master Portfolio

Common Stocks	Shares	Value
Brazil (continued)
CCR SA	73,969	$426,481
Centrais Eletricas Brasileiras SA (c)	14,343	78,344
Centrais Eletricas Brasileiras SA, Preference ‘B’ Shares (c)	13,700	96,582
Cia Brasileira de Distribuicao Grupo Pao de Acucar, Preference Shares	12,905	247,745
Cia Energetica de Minas Gerais, Preference Shares	55,184	181,914
Cia Paranaense de Energia, Preference ‘B’ Shares	11,500	120,268
Cielo SA	57,998	524,476
Companhia de Saneamento Basico do Estado de Sao Paulo	36,474	379,700
Companhia Siderurgica Nacional SA (c)	48,700	141,716
Cosan SA Industria e Comercio	1,800	22,343
CPFL Energia SA	21,040	173,194
Duratex SA	5,621	16,519
EDP — Energias do Brasil SA	900	4,010
Embraer SA	37,700	209,418
Engie Brasil Energia SA	4,600	51,971
Equatorial Energia SA	13,600	255,396
Fibria Celulose SA	10,300	94,985
Gerdau SA, Preference Shares	62,500	217,410
Hypermarcas SA	19,300	178,784
Itau Unibanco Holding SA, Preference Shares	193,025	2,336,820
Itausa — Investimentos Itau SA, Preference Shares	249,383	756,768
JBS SA	31,400	102,407
Klabin SA, Preference Shares	22,200	107,433
Kroton Educacional SA	79,368	336,679
Localiza Rent a Car SA	10,740	142,955
Lojas Americanas SA	7,200	30,496
Lojas Americanas SA, Preference Shares	35,184	183,866
Lojas Renner SA	59,435	527,788
M Dias Branco SA	1,500	61,234
Multiplan Empreendimentos Imobiliarios SA	4,850	102,714
Natura Cosmeticos SA	8,200	75,986
Odontoprev SA	28,989	104,637
Petroleo Brasileiro SA (c)	164,300	795,102
Petroleo Brasileiro SA, Preference Shares (c)	242,055	1,120,353
Porto Seguro SA	4,400	39,930
Qualicorp SA	8,500	56,067
Raia Drogasil SA	9,300	174,290
Rumo SA (c)	53,100	145,022
Sul America SA	10,107	53,883
Suzano Papel e Celulose SA, Preference ‘A’ Shares	13,600	57,604

Common Stocks	Shares	Value
Brazil (continued)
Telefonica Brasil SA, Preference Shares	25,700	$383,784
Tim Participacoes SA	41,040	132,404
Ultrapar Participacoes SA	18,600	425,520
Vale SA	84,920	808,077
Vale SA, Preference Shares	102,175	920,704
WEG SA	18,720	104,046

		19,545,577
Canada — 6.8%
Agnico Eagle Mines Ltd.	12,637	536,135
Agrium, Inc.	7,173	684,586
Alimentation Couche Tard, Inc., Class B	23,864	1,078,128
AltaGas Ltd. (b)	10,487	242,884
ARC Resources Ltd. (b)	22,432	320,493
Atco Ltd. Class I	4,308	167,513
Bank of Montreal	36,168	2,701,483
Bank of Nova Scotia	70,055	4,098,416
Barrick Gold Corp.	65,604	1,246,123
BCE, Inc.	9,423	417,210
BlackBerry Ltd. (c)	30,297	234,657
Bombardier, Inc., Class B (c)	113,054	173,426
Brookfield Asset Management, Inc., Class A	51,982	1,893,844
CAE, Inc.	17,287	264,144
Cameco Corp. (b)	31,008	343,225
Canadian Imperial Bank of Commerce	22,411	1,932,451
Canadian National Railway Co.	44,700	3,299,434
Canadian Natural Resources Ltd.	62,203	2,036,560
Canadian Pacific Railway Ltd.	8,191	1,203,227
Canadian Tire Corp. Ltd., Class A	4,121	489,556
Canadian Utilities Ltd., Class A	9,258	271,227
CCL Industries, Inc., Class B	1,374	299,772
Cenovus Energy, Inc.	47,848	541,499
CGI Group, Inc., Class A (c)	12,922	619,160
CI Financial Corp.	16,727	332,439
Constellation Software, Inc.	1,101	541,041
Crescent Point Energy Corp.	30,179	326,106
Dollarama, Inc.	6,920	573,488
Eldorado Gold Corp.	17,582	60,156
Element Fleet Management Corp.	19,100	176,803
Empire Co. Ltd., Class A	12,024	183,726
Enbridge, Inc.	93,455	3,915,012
Encana Corp.	57,010	667,907
Fairfax Financial Holdings Ltd. (b)	1,258	572,502
Finning International, Inc.	7,357	137,420
First Capital Realty, Inc.	10,928	164,596
First Quantum Minerals Ltd.	39,396	418,593
Fortis, Inc.	25,222	835,834
Franco-Nevada Corp.	13,392	877,325
George Weston Ltd.	3,435	299,705
Gildan Activewear, Inc.	13,076	353,288

2	BLACKROCK TOTAL INTERNATIONAL EX U.S. INDEX MASTER PORTFOLIO	MARCH 31, 2017

Schedule of Investments (continued)	BlackRock Total International ex U.S. Index Master Portfolio

Common Stocks	Shares	Value
Canada (continued)
Goldcorp, Inc.	47,698	$695,824
Great-West Lifeco, Inc.	17,087	473,479
H&R Real Estate Investment Trust	11,922	206,821
Husky Energy, Inc. (c)	15,100	170,434
Hydro One Ltd. (b)(d)	13,003	237,112
IGM Financial, Inc.	4,062	121,141
Imperial Oil Ltd.	16,836	512,986
Industrial Alliance Insurance & Financial Services, Inc.	6,144	266,255
Intact Financial Corp.	7,844	557,872
Inter Pipeline Ltd.	18,400	387,827
Jean Coutu Group PJC, Inc., Class A	3,208	50,489
Keyera Corp. (b)	8,330	244,353
Kinross Gold Corp. (c)	76,176	268,651
Linamar Corp.	5,267	239,577
Loblaw Cos. Ltd.	13,112	711,480
Magna International, Inc.	21,261	917,524
Manulife Financial Corp.	115,418	2,047,382
Methanex Corp.	4,533	212,393
Metro, Inc.	13,402	411,679
National Bank of Canada	19,317	811,115
Onex Corp.	5,499	394,691
Open Text Corp.	14,444	490,934
Pembina Pipeline Corp.	22,045	698,557
Peyto Exploration & Development Corp. (b)	10,662	219,277
Potash Corp. of Saskatchewan, Inc. (b)	54,014	922,809
Power Corp. of Canada	21,464	504,219
Power Financial Corp.	12,359	326,853
PrairieSky Royalty Ltd.	13,775	290,654
Restaurant Brands International, Inc.	13,992	779,432
RioCan Real Estate Investment Trust	12,689	249,992
Rogers Communications, Inc., Class B	20,477	905,401
Royal Bank of Canada	84,382	6,147,890
Saputo, Inc.	14,262	492,148
Seven Generations Energy Ltd. (c)	12,030	219,821
Shaw Communications, Inc., Class B	24,107	499,778
Silver Wheaton Corp.	23,967	499,399
SNC-Lavalin Group, Inc.	9,239	362,515
Sun Life Financial, Inc.	34,533	1,260,986
Suncor Energy, Inc.	102,578	3,149,423
Teck Resources Ltd., Class B	33,629	735,370
TELUS Corp.	8,212	266,580
Thomson Reuters Corp.	18,813	813,577
Toronto-Dominion Bank	105,141	5,266,340
Tourmaline Oil Corp. (c)	10,430	232,545
TransCanada Corp. (b)	50,331	2,322,678
Turquoise Hill Resources Ltd. (c)	39,981	122,061

Common Stocks	Shares	Value
Canada (continued)
Valeant Pharmaceuticals International, Inc. (b)(c)	23,293	$257,303
Veresen, Inc. (b)	19,009	210,123
Vermilion Energy, Inc.	6,754	253,278
West Fraser Timber Co. Ltd.	5,235	218,950
Yamana Gold, Inc.	84,936	234,399

		74,423,471
Chile — 0.3%
AES Gener SA	90,837	36,706
Aguas Andinas SA, Class A	76,400	44,541
Banco de Chile	1,416,149	170,850
Banco de Credito e Inversiones	747	41,099
Banco Santander Chile SA	5,975,858	374,649
Cencosud SA	119,917	368,506
Colbun SA	466,420	103,628
Companhia Cervecerias Unidas SA	4,404	55,518
Embotelladora Andina SA, Preference ‘B’ Shares	9,220	35,920
Empresa Nacional de Electricidad SA	204,788	154,092
Empresa Nacional de Telecomunicaciones SA (c)	2,032	24,562
Empresas CMPC SA	103,011	251,363
Empresas COPEC SA	24,294	264,052
Enersis Chile SA	1,181,655	130,795
Enersis SA	1,755,061	364,590
Itau CorpBanca	2,375,874	21,477
Latam Airlines Group SA (c)	19,853	251,429
SACI Falabella	35,710	300,340
Sociedad Quimica y Minera de Chile SA, Preference ‘B’ Shares	7,100	243,598

		3,237,715
China — 5.3%
58.com, Inc. — ADR (b)(c)	7,840	277,458
AAC Technologies Holdings, Inc.	39,500	462,507
Agricultural Bank of China Ltd., Class H	1,380,000	636,425
Air China Ltd., Class H	62,000	50,202
Alibaba Group Holding Ltd. — ADR (b)(c)	65,550	7,068,256
Aluminum Corp. of China Ltd., Class H (b)(c)	328,000	160,521
Anhui Conch Cement Co. Ltd., Class H	79,500	270,383
ANTA Sports Products Ltd.	81,000	224,102
AviChina Industry & Technology Co. Ltd., Class H	116,000	80,484
Baidu, Inc.- ADR (c)	15,922	2,746,863
Bank of China Ltd., Class H	4,465,000	2,220,360
Bank of Communications Co. Ltd., Class H	470,700	366,400

BLACKROCK TOTAL INTERNATIONAL EX U.S. INDEX MASTER PORTFOLIO	MARCH 31, 2017	3

Schedule of Investments (continued)	BlackRock Total International ex U.S. Index Master Portfolio

Common Stocks	Shares	Value
China (continued)
Beijing Capital International Airport Co. Ltd., Class H	100,000	$119,699
Brilliance China Automotive Holdings Ltd.	148,000	247,588
Byd Co. Ltd., Class H (b)	41,500	230,133
CGN Power Co. Ltd., Class H (b)(d)	546,000	168,741
China Cinda Asset Management Co. Ltd., Class H	681,000	264,855
China CITIC Bank Corp. Ltd., Class H	448,000	297,242
China Coal Energy Co. Ltd., Class H (c)	107,000	54,001
China Communications Construction Co. Ltd., Class H	239,000	337,359
China Communications Services Corp. Ltd., Class H	44,000	28,816
China Conch Venture Holdings Ltd.	92,500	181,709
China Construction Bank Corp., Class H	4,945,000	3,984,224
China Everbright Bank Co. Ltd., Class H	58,000	28,367
China Evergrande Group (b)	286,000	265,177
China Galaxy Securities Co. Ltd., Class H	132,500	122,354
China Huarong Asset Management Co. Ltd., Class H (c)(d)	623,000	255,071
China Huishan Dairy Holdings Co. Ltd. (b)	338,000	18,267
China Life Insurance Co. Ltd., Class H	435,000	1,330,894
China Longyuan Power Group Corp. Ltd., Class H	125,000	97,230
China Medical System Holdings Ltd. (b)	109,000	193,373
China Mengniu Dairy Co. Ltd.	170,000	352,514
China Merchants Bank Co., Class H	209,078	553,297
China Minsheng Banking Corp. Ltd., Class H (b)	306,400	327,531
China National Building Material Co. Ltd., Class H	132,000	85,020
China Oilfield Services Ltd., Class H (b)	64,000	61,472
China Overseas Land & Investment Ltd.	216,000	617,320
China Pacific Insurance Group Co. Ltd., Class H	141,800	512,512
China Petroleum & Chemical Corp., Class H	1,448,400	1,178,948
China Railway Construction Corp. Ltd., Class H	72,000	102,171
China Railway Group Ltd., Class H	230,000	205,946
China Resources Gas Group Ltd.	48,000	170,004

Common Stocks	Shares	Value
China (continued)
China Shenhua Energy Co. Ltd., Class H	179,500	$417,649
China Southern Airlines Co. Ltd., Class H	48,000	33,245
China Telecom Corp. Ltd., Class H	754,000	368,312
China Unicom Hong Kong Ltd.	340,000	456,661
China Vanke Co. Ltd., Class H	86,800	234,752
Chongqing Changan Automobile Co. Ltd., Class B	21,400	29,747
Chongqing Rural Commercial Bank Co. Ltd., Class H	122,000	82,422
CITIC Securities Co. Ltd., Class H	142,000	292,546
CNOOC Ltd.	1,048,000	1,252,698
Country Garden Holdings Co. Ltd.	214,270	192,686
CSPC Pharmaceutical Group Ltd.	262,000	343,250
CSR Corp. Ltd., Class H (b)	222,350	216,185
Ctrip.com International Ltd. — ADR (c)	22,839	1,122,537
Dongfeng Motor Group Co. Ltd., Class H	182,000	204,586
Far East Horizon Ltd.	141,000	132,466
Fosun International Ltd.	192,500	289,611
GF Securities Co. Ltd., Class H	93,600	196,214
Great Wall Motor Co. Ltd., Class H (b)	157,500	179,502
Guangzhou Automobile Group Co. Ltd., Class H	134,000	214,615
Guangzhou R&F Properties Co. Ltd., Class H	13,200	20,622
Haitian International Holdings Ltd.	67,000	155,979
Haitong Securities Co. Ltd., Class H	163,200	276,076
Hengan International Group Co. Ltd.	39,000	290,234
HengTen Networks Group Ltd. (c)	1,616,000	29,781
Huaneng Power International, Inc., Class H	192,000	128,283
Huaneng Renewables Corp. Ltd., Class H	158,000	54,718
Huatai Securities Co. Ltd., Class H (d)	68,800	133,977
Industrial & Commercial Bank of China Ltd., Class H	4,390,000	2,872,589
JD.com, Inc. — ADR (c)	38,017	1,182,709
Jiangsu Expressway Co. Ltd., Class H	26,000	37,349
Jiangxi Copper Co. Ltd., Class H	36,000	56,098
Kingsoft Corp. Ltd.	55,000	151,619
Lenovo Group Ltd. (b)	446,000	294,006
Longfor Properties Co. Ltd.	51,500	84,785
NetEase, Inc. — ADR	4,742	1,346,728
New China Life Insurance Co. Ltd., Class H	65,600	312,810
New Oriental Education & Technology Group, Inc. — ADR (c)	8,627	520,898

4	BLACKROCK TOTAL INTERNATIONAL EX U.S. INDEX MASTER PORTFOLIO	MARCH 31, 2017

Schedule of Investments (continued)	BlackRock Total International ex U.S. Index Master Portfolio

Common Stocks	Shares	Value
China (continued)
People’s Insurance Co. Group of China Ltd., Class H	535,000	$221,897
PetroChina Co. Ltd., Class H	1,332,000	975,796
PICC Property & Casualty Co. Ltd., Class H	321,532	496,263
Ping An Insurance Group Co. of China Ltd., Class H	301,500	1,689,742
Semiconductor Manufacturing International Corp. (c)	187,600	232,549
Shandong Weigao Group Medical Polymer Co. Ltd., Class H	132,000	94,492
Shanghai Electric Group Co. Ltd., Class H (b)(c)	104,000	51,561
Shanghai Fosun Pharmaceutical Group Co. Ltd., Class H	7,000	25,761
Shanghai Lujiazui Finance & Trade Zone Development Co. Ltd., Class B	71,500	112,834
Shanghai Pharmaceuticals Holding Co. Ltd., Class H	19,100	50,035
Shenzhou International Group Holdings Ltd. (b)	35,000	220,893
SINA Corp. (c)	3,782	272,758
Sino-Ocean Land Holdings Ltd.	137,000	64,368
Sinopec Engineering Group Co. Ltd., Class H	13,500	13,861
Sinopec Shanghai Petrochemical Co. Ltd., Class H	123,000	68,265
Sinopharm Group Co. Ltd., Class H	72,400	336,115
Sinotrans Ltd., Class H	45,000	21,029
SOHO China Ltd.	195,000	104,378
Sunac China Holdings Ltd.	149,000	193,405
Sunny Optical Technology Group Co. Ltd.	47,000	343,963
TAL Education Group — ADR (c)	3,400	362,338
Tencent Holdings Ltd.	332,000	9,564,755
Tingyi Cayman Islands Holding Corp.	138,000	173,304
TravelSky Technology Ltd.,Class H	59,000	139,410
Tsingtao Brewery Co. Ltd., Class H	14,000	64,521
Vipshop Holdings Ltd. — ADR (c)	27,108	361,621
Want Want China Holdings Ltd.	339,000	234,770
Weibo Corp. — ADR (b)(c)	2,519	131,441
Weichai Power Co. Ltd., Class H	24,400	43,101
Yanzhou Coal Mining Co. Ltd., Class H	36,000	28,001
YY, Inc. — ADR (b)(c)	2,206	101,719
Zhejiang Expressway Co. Ltd., Class H	54,000	70,634
Zhuzhou CRRC Times Electric Co. Ltd. (b)	25,000	133,011
Zijin Mining Group Co. Ltd., Class H	218,000	80,908

Common Stocks	Shares	Value
China (continued)
ZTE Corp., Class H	14,400	$26,456

		58,270,696
Colombia — 0.1%
Bancolombia SA	29,726	296,745
Cementos Argos SA	38,031	156,094
Corp. Financiera Colombiana SA	1,494	14,633
Ecopetrol SA (c)	184,080	86,438
Grupo Argos SA	6,618	46,591
Grupo Aval Acciones y Valores	125,734	51,169
Grupo de Inversiones Suramericana SA	6,592	89,606
Grupo de Inversiones Suramericana SA, Preference Shares	23,325	309,920
Interconexion Electrica SA	6,953	28,054

		1,079,250
Czech Republic — 0.0%
CEZ AS	9,764	168,119
Komercni Banka AS	6,617	245,558

		413,677
Denmark — 1.1%
A.P. Moeller — Maersk A/S, Class A	220	354,552
A.P. Moeller — Maersk A/S, Class B (b)	422	698,972
Carlsberg A/S, Class B	6,632	612,416
Chr Hansen Holding A/S (b)	5,620	360,508
Coloplast A/S, Class B	7,083	553,151
Danske Bank A/S	39,615	1,350,710
DONG Energy A/S (d)	8,625	332,137
DSV A/S	11,094	573,816
Genmab A/S (c)	3,120	600,380
ISS A/S	8,788	332,228
Novo Nordisk A/S, Class B	111,066	3,813,888
Novozymes A/S, Class B (b)	12,683	502,496
Pandora A/S	6,873	760,692
TDC A/S	55,907	287,936
Tryg A/S	5,025	91,109
Vestas Wind Systems A/S (b)	12,543	1,020,250
William Demant Holding A/S (c)	8,025	167,697

		12,412,938
Finland — 0.7%
Elisa OYJ	8,970	317,099
Fortum OYJ	27,286	431,884
Kone OYJ, Class B	18,399	808,238
Metso OYJ	9,428	285,303
Neste Oil OYJ	7,546	295,070
Nokia OYJ	343,314	1,845,258
Nokian Renkaat OYJ	7,561	315,578
Orion OYJ, Class B	5,835	304,379
Sampo OYJ, Class A	24,502	1,162,638

BLACKROCK TOTAL INTERNATIONAL EX U.S. INDEX MASTER PORTFOLIO	MARCH 31, 2017	5

Schedule of Investments (continued)	BlackRock Total International ex U.S. Index Master Portfolio

Common Stocks	Shares	Value
Finland (continued)
Stora Enso OYJ, Class R	33,625	$397,589
UPM-Kymmene OYJ	27,594	647,881
Wartsila OYJ	8,907	476,194

		7,287,111
France — 6.9%
Accor SA	10,752	447,220
Aeroports de Paris	1,132	139,854
Air Liquide SA	22,863	2,610,466
Airbus SE	33,779	2,576,044
Alstom SA (c)	10,571	315,585
ArcelorMittal (c)	105,638	883,775
Arkema SA	3,739	368,070
AtoS SE	4,829	596,770
AXA SA	111,138	2,871,336
BNP Paribas SA	61,969	4,123,667
Bollore SA	36,855	142,653
Bouygues SA	14,191	576,791
Bureau Veritas SA	11,737	247,399
Cap Gemini SA	9,081	838,227
Carrefour SA	31,369	739,089
Casino Guichard-Perrachon SA (b)	2,964	165,608
Christian Dior SE	2,982	692,203
Cie Generale des Etablissements Michelin	10,165	1,235,227
CNP Assurances	7,565	153,838
Compagnie de Saint-Gobain	27,493	1,410,578
Credit Agricole SA	61,377	829,612
Danone SA	35,890	2,441,415
Dassault Aviation SA	211	267,963
Dassault Systemes SA	6,665	576,468
Edenred	13,608	321,180
Eiffage SA	2,780	217,561
Electricite de France SA (b)	18,735	157,419
Engie SA	94,927	1,341,472
Essilor International SA	12,505	1,518,245
Eurazeo	1,782	117,236
Eutelsat Communications SA	10,133	225,840
Fonciere Des Regions	2,240	186,753
Gecina SA	1,956	265,212
Groupe Eurotunnel SE, Registered Shares	23,156	232,763
Hermes International	1,562	739,426
ICADE	1,426	104,312
Iliad SA	1,504	335,891
Imerys SA	2,546	215,931
Ingenico Group SA	4,022	379,340
JCDecaux SA	4,756	167,043
Kering	4,190	1,082,968
Klepierre	12,763	495,850
L’Oreal SA	15,273	2,937,571
Lagardere SCA	4,159	122,338
Legrand SA	15,082	907,899

Common Stocks	Shares	Value
France (continued)
LVMH Moet Hennessy Louis Vuitton SE	16,342	$3,591,845
Natixis SA	54,757	337,093
Orange SA	115,702	1,796,340
Pernod Ricard SA	12,639	1,494,191
Peugeot SA (c)	28,337	569,502
Publicis Groupe SA	11,656	813,824
Remy Cointreau SA	1,841	180,106
Renault SA	10,798	938,046
Rexel SA	17,849	323,381
Safran SA	17,321	1,292,733
Sanofi	67,022	6,058,466
Schneider Electric SE	33,577	2,466,858
SCOR SE	9,355	353,554
SEB SA	1,060	148,058
SES SA	21,237	493,738
SFR Group SA (c)	5,009	157,304
Societe BIC SA	1,438	179,154
Societe Generale SA	44,137	2,236,215
Sodexo SA	5,001	587,599
Suez	25,669	405,110
Thales SA	5,883	568,275
TOTAL SA	133,098	6,729,887
Unibail-Rodamco SE	5,484	1,278,708
Valeo SA	13,293	884,273
Veolia Environnement SA	30,299	568,163
Vinci SA	32,227	2,559,101
Vivendi SA	64,143	1,244,287
Wendel SA (b)	1,358	171,960
Zodiac Aerospace	11,882	297,008

		76,046,887
Germany — 6.3%
adidas AG	10,788	2,052,222
Allianz SE, Registered Shares	26,194	4,857,576
Axel Springer AG (b)	2,564	141,531
BASF SE	53,923	5,339,112
Bayer AG, Registered Shares	47,944	5,523,793
Bayerische Motoren Werke AG (b)	19,599	1,788,247
Bayerische Motoren Werke AG, Preference Shares	3,421	269,094
Beiersdorf AG	6,208	587,457
Brenntag AG	8,520	477,517
Commerzbank AG (b)	59,739	541,254
Continental AG	6,177	1,354,308
Covestro AG (d)	5,330	410,616
Daimler AG, Registered Shares	56,173	4,145,540
Deutsche Bank AG, Registered Shares (b)(c)	81,371	1,398,849
Deutsche Boerse AG (c)	11,288	1,034,531
Deutsche Lufthansa AG, Registered Shares (b)	12,602	204,440
Deutsche Post AG, Registered Shares (b)	54,759	1,874,045

6	BLACKROCK TOTAL INTERNATIONAL EX U.S. INDEX MASTER PORTFOLIO	MARCH 31, 2017

Schedule of Investments (continued)	BlackRock Total International ex U.S. Index Master Portfolio

Common Stocks	Shares	Value
Germany (continued)
Deutsche Telekom AG, Registered Shares (b)	188,436	$3,301,893
Deutsche Wohnen AG, Bearer Shares	19,434	639,990
E.ON SE (b)	117,633	935,194
Evonik Industries AG	7,842	255,606
Fraport AG Frankfurt Airport Services Worldwide (b)	2,602	183,983
Fresenius Medical Care AG & Co. KGaA	12,274	1,034,962
Fresenius SE & Co. KGaA	24,696	1,984,470
Fuchs Petrolub SE, Preference Shares	3,377	164,628
GEA Group AG (b)	10,316	438,260
Hannover Rueck SE	3,738	430,736
HeidelbergCement AG (b)	8,916	834,966
Henkel AG & Co. KGaA	7,013	779,902
Henkel AG & Co. KGaA, Preference Shares	9,862	1,264,062
Hochtief AG	1,191	196,822
HUGO BOSS AG (b)	3,305	241,012
Infineon Technologies AG	66,253	1,356,022
Innogy SE (c)(d)	10,679	402,465
K+S AG, Registered Shares (b)	10,011	232,696
Lanxess AG	5,116	343,194
Linde AG	10,652	1,774,846
MAN SE (b)	2,023	208,525
Merck KGaA	8,675	988,543
Metro AG	12,654	404,328
Muenchener Rueckversicherungs AG, Registered Shares (b)	9,053	1,772,145
OSRAM Licht AG	4,893	306,846
Porsche Automobil Holding SE, Preference Shares	8,694	473,722
ProSiebenSat.1 Media AG, Registered Shares (b)	14,564	644,904
RWE AG (b)(c)	31,557	522,961
SAP SE	56,085	5,502,385
Schaeffler AG (b)	11,345	199,296
Siemens AG, Registered Shares	43,751	5,992,669
Steinhoff International Holdings NV	181,002	865,846
Symrise AG (b)	6,340	421,619
Telefonica Deutschland Holding AG (b)	33,908	168,109
ThyssenKrupp AG (b)	19,076	467,318
TUI AG	24,966	345,736
United Internet AG, Registered Shares (b)	6,889	304,712
Volkswagen AG (b)	1,804	269,534
Vonovia SE	25,145	885,905
Zalando SE (c)(d)	5,190	209,765

		69,750,709

Common Stocks	Shares	Value
Greece — 0.1%
Alpha Bank AE (c)	69,105	$123,527
Eurobank Ergasias SA (c)	92,831	56,721
FF Group (c)	5,764	110,106
Hellenic Telecommunications Organization SA	12,770	119,976
JUMBO SA	9,692	152,817
National Bank of Greece SA (c)	19,364	4,955
OPAP SA	8,833	82,204
Piraeus Bank SA (c)	331,331	60,023
Titan Cement Co. SA	5,429	138,421

		848,750
Hong Kong — 3.2%
AIA Group Ltd.	725,600	4,579,955
Alibaba Health Information Technology Ltd. (c)	176,000	79,289
Alibaba Pictures Group Ltd. (c)	480,000	87,080
ASM Pacific Technology Ltd.	20,700	281,540
Bank of East Asia Ltd. (b)	59,000	244,103
Beijing Enterprises Holdings Ltd.	38,000	196,683
Beijing Enterprises Water Group Ltd.	232,000	171,978
Belle International Holdings Ltd.	292,000	189,920
BOC Hong Kong Holdings Ltd. (b)	209,000	854,250
Cathay Pacific Airways Ltd.	32,000	46,456
Cheung Kong Infrastructure Holdings Ltd. (b)	38,000	298,423
Cheung Kong Property Holdings Ltd.	151,508	1,022,046
China Everbright International Ltd.	107,000	144,098
China Everbright Ltd.	102,000	206,001
China Gas Holdings Ltd.	74,000	119,232
China Jinmao Holdings Group Ltd.	326,000	104,599
China Merchants Port Holdings Co. Ltd.	61,655	180,590
China Mobile Ltd.	374,000	4,113,066
China Power International Development Ltd.	139,000	51,703
China Resources Beer Holdings Co. Ltd. (c)	86,000	195,780
China Resources Land Ltd.	163,111	441,158
China Resources Power Holdings Co. Ltd.	118,000	213,025
China State Construction International Holdings Ltd.	70,000	125,302
China Taiping Insurance Holdings Co. Ltd. (c)	113,272	274,496
CITIC Ltd.	220,000	313,974
CK Hutchison Holdings Ltd.	154,508	1,902,291
CLP Holdings Ltd.	98,000	1,025,910
COSCO Pacific Ltd. (b)	134,000	147,984
ENN Energy Holdings Ltd.	34,000	191,531
First Pacific Co. Ltd.	140,000	101,758
Fullshare Holdings Ltd. (b)	470,000	208,179

BLACKROCK TOTAL INTERNATIONAL EX U.S. INDEX MASTER PORTFOLIO	MARCH 31, 2017	7

Schedule of Investments (continued)	BlackRock Total International ex U.S. Index Master Portfolio

Common Stocks	Shares	Value
Hong Kong (continued)
Galaxy Entertainment Group Ltd.	138,000	$755,847
GCL-Poly Energy Holdings Ltd. (c)	431,000	57,153
Geely Automobile Holdings Ltd.	365,000	559,383
GOME Electrical Appliances Holding Ltd. (b)	627,000	85,546
Guangdong Investment Ltd.	164,000	233,851
Haier Electronics Group Co. Ltd.	48,000	110,014
Hanergy Thin Film Power Group Ltd. (c)	11,997	—
Hang Lung Group Ltd.	60,000	255,924
Hang Lung Properties Ltd.	120,000	311,960
Hang Seng Bank Ltd.	44,700	906,805
Henderson Land Development Co. Ltd.	64,735	401,396
HK Electric Investments & HK Electric Investments Ltd. (a)(b)(d)	183,500	169,120
HKT Trust & HKT Ltd. (a)	223,900	288,680
Hong Kong & China Gas Co. Ltd. (b)	465,463	931,254
Hong Kong Exchanges & Clearing Ltd. (b)	64,100	1,617,496
Hongkong Land Holdings Ltd.	74,700	574,087
Hysan Development Co. Ltd.	25,000	113,421
Jardine Matheson Holdings Ltd.	14,600	937,902
Jardine Strategic Holdings Ltd.	6,700	281,467
Kerry Properties Ltd.	16,500	57,233
Kunlun Energy Co. Ltd.	134,000	124,168
Li & Fung Ltd. (b)	484,000	209,979
Link REIT	126,500	886,607
Melco Crown Entertainment Ltd. — ADR	13,788	255,630
MGM China Holdings Ltd.	27,200	56,719
MTR Corp. Ltd.	84,500	474,756
New World Development Co. Ltd.	280,666	345,830
Nine Dragons Paper Holdings Ltd.	178,000	191,499
NWS Holdings Ltd.	52,186	95,278
PCCW Ltd.	452,000	266,646
Power Assets Holdings Ltd.	82,500	711,630
Sands China Ltd.	138,800	643,420
Shanghai Industrial Holdings Ltd.	15,000	44,133
Shangri-La Asia Ltd.	32,000	46,597
Shimao Property Holdings Ltd.	51,000	81,063
Sino Land Co. Ltd.	186,800	327,581
SJM Holdings Ltd.	69,000	56,159
Sun Art Retail Group Ltd.	110,000	103,128
Sun Hung Kai Properties Ltd.	80,000	1,176,021
Swire Pacific Ltd., Class A	36,500	364,827
Swire Properties Ltd.	76,400	244,860
Techtronic Industries Co. Ltd.	74,000	299,573
WH Group Ltd. (d)	458,500	395,374
Wharf Holdings Ltd.	73,000	627,364
Wheelock & Co. Ltd.	48,000	379,694
Wynn Macau Ltd.	121,200	246,851

Common Stocks	Shares	Value
Hong Kong (continued)
Yue Yuen Industrial Holdings Ltd.	50,500	$198,447

		35,614,773
Hungary — 0.1%
MOL Hungarian Oil & Gas PLC	997	68,266
OTP Bank PLC	11,103	310,211
Richter Gedeon Nyrt	14,765	335,339

		713,816
India — 2.0%
ACC Ltd.	1,747	38,894
Adani Ports & Special Economic Zone Ltd.	43,145	225,669
Ambuja Cements Ltd.	26,422	96,315
Apollo Hospitals Enterprise Ltd.	8,931	160,260
Asian Paints Ltd.	18,207	300,853
Aurobindo Pharma Ltd.	13,516	140,547
Axis Bank Ltd.	96,175	727,063
Bajaj Auto Ltd.	3,253	140,557
Bajaj Finance Ltd.	10,000	180,363
Bajaj Finserv Ltd.	2,677	168,971
Bharat Forge Ltd.	5,977	95,890
Bharat Heavy Electricals Ltd.	22,772	57,089
Bharat Petroleum Corp. Ltd.	38,418	384,521
Bharti Airtel Ltd.	67,324	362,864
Bharti Infratel Ltd.	42,723	214,514
Bosch Ltd.	292	102,315
Cairn India Ltd.	17,443	82,165
Cipla Ltd.	13,384	122,225
Coal India Ltd.	42,303	190,662
Container Corp. of India	2,401	47,103
Dabur India Ltd.	20,426	87,246
Divi’s Laboratories Ltd.	3,088	29,671
Dr. Reddy’s Laboratories Ltd.	3,820	154,671
Dr. Reddy’s Laboratories Ltd. — ADR (b)	4,517	181,358
Eicher Motors Ltd.	723	284,823
GAIL India Ltd.	16,392	95,162
Glenmark Pharmaceuticals Ltd.	5,797	76,071
Godrej Consumer Products Ltd.	4,619	118,919
Grasim Industries Ltd.	9,748	157,464
HCL Technologies Ltd.	29,571	398,334
Hero MotoCorp Ltd.	1,935	96,021
Hindalco Industries Ltd.	43,227	129,892
Hindustan Petroleum Corp. Ltd.	32,724	264,933
Hindustan Unilever Ltd.	40,183	564,200
Housing Development Finance Corp.	86,688	2,005,561
ICICI Bank Ltd.	30,654	130,941
ICICI Bank Ltd. — ADR (b)	20,733	178,304
Idea Cellular Ltd.	101,616	134,373
IDFC Bank Ltd.	120,200	109,794
Indiabulls Housing Finance Ltd.	21,241	326,362
Infosys Ltd.	40,436	637,478

8	BLACKROCK TOTAL INTERNATIONAL EX U.S. INDEX MASTER PORTFOLIO	MARCH 31, 2017

Schedule of Investments (continued)	BlackRock Total International ex U.S. Index Master Portfolio

Common Stocks	Shares	Value
India (continued)
Infosys Ltd. — ADR (b)	75,312	$1,189,930
ITC Ltd.	199,276	860,395
JSW Steel Ltd.	32,800	95,075
Larsen & Toubro Ltd.	10,644	258,175
Larsen & Toubro Ltd. — GDR	12,158	293,691
LIC Housing Finance Ltd.	17,978	171,227
Lupin Ltd.	11,830	263,308
Mahindra & Mahindra Financial Services Ltd.	10,804	52,402
Mahindra & Mahindra Ltd.	11,626	230,352
Mahindra & Mahindra Ltd. — GDR	13,518	267,995
Marico Ltd.	22,064	100,202
Maruti Suzuki India Ltd.	5,946	550,882
Motherson Sumi Systems Ltd.	12,306	70,478
Nestle India Ltd.	897	92,299
NTPC Ltd.	110,984	283,763
Oil & Natural Gas Corp. Ltd.	87,400	249,025
Piramal Enterprises Ltd.	4,525	132,618
Power Finance Corp. Ltd.	20,470	45,994
Reliance Industries Ltd.	21,601	439,429
Reliance Industries Ltd. — GDR (b)(d)	27,499	1,108,210
Shree Cement Ltd.	231	60,808
Shriram Transport Finance Co. Ltd.	5,718	94,930
Siemens Ltd.	2,761	53,370
State Bank of India	54,826	247,810
State Bank of India — GDR (b)	5,712	255,393
Sun Pharmaceutical Industries Ltd.	58,043	615,139
Tata Consultancy Services Ltd.	27,708	1,037,634
Tata Motors Ltd.	93,267	668,929
Tata Motors Ltd. — ADR (b)	6,008	214,185
Tata Power Co. Ltd.	42,988	59,824
Tata Steel Ltd.	11,672	86,770
Tech Mahindra Ltd.	26,191	185,230
Titan Co. Ltd.	40,000	285,141
UltraTech Cement Ltd.	7,860	482,374
United Spirits Ltd. (c)	3,702	124,044
UPL Ltd.	13,245	148,285
Vedanta Ltd. — ADR (b)	11,497	197,403
Wipro Ltd.	9,345	74,069
Wipro Ltd. — ADR (b)	18,332	187,536
Yes Bank Ltd.	18,526	441,532
Zee Entertainment Enterprises Ltd.	44,412	366,244

		22,642,518
Indonesia — 0.6%
Adaro Energy Tbk PT	1,086,700	142,740
Astra International Tbk PT	1,198,900	775,996
Bank Central Asia Tbk PT	705,900	876,479
Bank Danamon Indonesia Tbk PT	186,600	65,856
Bank Mandiri Persero Tbk PT	655,300	575,508
Bank Negara Indonesia Persero Tbk PT	405,600	197,193

Common Stocks	Shares	Value
Indonesia (continued)
Bank Rakyat Indonesia Persero Tbk PT	660,000	$642,654
Bumi Serpong Damai Tbk PT	1,901,600	268,960
Charoen Pokphand Indonesia Tbk PT	271,300	65,120
Gudang Garam Tbk PT	43,500	213,922
Hanjaya Mandala Sampoerna Tbk PT	752,200	220,218
Indocement Tunggal Prakarsa Tbk PT	88,600	110,407
Indofood CBP Sukses Makmur Tbk PT	37,800	23,120
Indofood Sukses Makmur Tbk PT	331,300	198,943
Jasa Marga Persero Tbk PT	75,780	26,273
Kalbe Farma Tbk PT	858,400	99,201
Lippo Karawaci Tbk PT	819,500	44,565
Matahari Department Store Tbk PT	98,800	97,700
Media Nusantara Citra Tbk PT	60,162	8,349
Perusahaan Gas Negara Persero Tbk PT	426,200	80,915
Semen Indonesia Persero Tbk PT	106,000	71,576
Summarecon Agung Tbk PT	499,900	50,272
Surya Citra Media Tbk PT	84,000	17,025
Telekomunikasi Indonesia Persero Tbk PT	3,058,500	950,719
Tower Bersama Infrastructure Tbk PT	38,000	15,545
Unilever Indonesia Tbk PT	124,600	405,121
United Tractors Tbk PT	67,700	134,759
XL Axiata Tbk PT (c)	82,000	18,829

		6,397,965
Ireland — 0.5%
Bank of Ireland (c)	1,442,740	360,905
CRH PLC	47,189	1,662,898
DCC PLC	6,086	535,765
Experian PLC	56,760	1,157,975
James Hardie Industries PLC	24,629	386,955
Kerry Group PLC, Class A	9,443	742,438
Paddy Power Betfair PLC	5,863	630,480

		5,477,416
Israel — 0.4%
Azrieli Group Ltd.	1,500	79,709
Bank Hapoalim BM	66,126	402,984
Bank Leumi Le-Israel BM (c)	71,682	316,461
Bezeq The Israeli Telecommunication Corp. Ltd.	106,530	191,321
Check Point Software Technologies Ltd. (c)	8,303	852,386
Elbit Systems Ltd.	1,599	182,898
Frutarom Industries Ltd.	2,624	146,653
Israel Chemicals Ltd.	18,197	77,171
Mizrahi Tefahot Bank Ltd.	8,332	141,225

BLACKROCK TOTAL INTERNATIONAL EX U.S. INDEX MASTER PORTFOLIO	MARCH 31, 2017	9

Schedule of Investments (continued)	BlackRock Total International ex U.S. Index Master Portfolio

Common Stocks	Shares	Value
Israel (continued)
Mobileye NV (c)	10,081	$618,974
NICE Ltd.	2,571	174,535
Taro Pharmaceutical Industries Ltd. (b)(c)	1,519	177,146
Teva Pharmaceutical Industries Ltd. — ADR	51,880	1,664,829

		5,026,292
Italy — 1.4%
Assicurazioni Generali SpA	67,799	1,075,708
Atlantia SpA	23,080	595,374
Enel SpA	431,853	2,032,068
Eni SpA	148,791	2,436,197
Ferrari NV	6,777	505,098
Intesa Sanpaolo SpA	791,782	2,147,730
Leonardo-Finmeccanica SpA (c)	15,326	217,330
Luxottica Group SpA (b)	9,215	508,543
Mediobanca SpA	34,909	314,749
Poste Italiane SpA (d)	38,304	255,136
Prysmian SpA	10,105	267,150
Saipem SpA (b)(c)	391,138	177,654
Snam SpA	147,779	638,691
Telecom Italia SpA (c)	708,210	637,520
Telecom Italia SpA, Non-Convertible Savings Shares	364,284	265,957
Tenaris SA (b)	27,208	470,490
Terna — Rete Elettrica Nazionale SpA	98,434	487,983
UniCredit SpA	112,789	1,738,677
UnipolSai SpA	92,405	204,115

		14,976,170
Japan — 16.1%
ABC-Mart, Inc.	4,100	240,307
Acom Co. Ltd. (b)(c)	16,100	64,444
Aeon Co. Ltd.	34,200	500,775
AEON Financial Service Co. Ltd. (b)	4,000	75,528
Aeon Mall Co. Ltd.	5,190	81,888
Air Water, Inc.	9,900	183,048
Aisin Seiki Co. Ltd.	11,200	551,624
Ajinomoto Co., Inc.	36,200	716,280
Alfresa Holdings Corp.	8,900	154,718
Alps Electric Co. Ltd. (b)	11,300	320,408
Amada Holdings Co. Ltd.	21,800	249,545
ANA Holdings, Inc. (b)	104,000	318,084
Aozora Bank Ltd.	70,000	258,420
Asahi Glass Co. Ltd.	63,000	511,155
Asahi Group Holdings Ltd.	23,400	886,024
Asahi Kasei Corp.	68,000	660,717
Asics Corp. (b)	10,700	172,159
Astellas Pharma, Inc.	126,700	1,671,036
Bandai Namco Holdings, Inc.	10,000	299,757
Bank of Kyoto Ltd. (b)	15,000	109,486
Benesse Holdings, Inc.	4,800	150,250

Common Stocks	Shares	Value
Japan (continued)
Bridgestone Corp.	38,500	$1,562,836
Brother Industries Ltd.	13,100	273,950
Calbee, Inc. (b)	7,600	259,587
Canon, Inc.	61,100	1,908,070
Casio Computer Co. Ltd. (b)	15,400	214,707
Central Japan Railway Co.	8,200	1,339,387
Chiba Bank Ltd. (b)	41,000	263,821
Chubu Electric Power Co., Inc.	33,600	451,347
Chugai Pharmaceutical Co. Ltd.	11,800	406,195
Chugoku Bank Ltd. (b)	14,400	210,163
Chugoku Electric Power Co., Inc. (b)	14,700	163,093
Concordia Financial Group Ltd.	89,100	413,077
Credit Saison Co. Ltd. (b)	7,700	137,992
CYBERDYNE, Inc. (b)(c)	7,000	100,591
Dai Nippon Printing Co. Ltd.	26,000	281,356
Dai-ichi Life Insurance Co. Ltd.	62,000	1,109,762
Daicel Corp.	12,000	144,906
Daiichi Sankyo Co. Ltd.	33,700	760,308
Daikin Industries Ltd.	14,800	1,492,405
Daito Trust Construction Co. Ltd.	4,000	549,986
Daiwa House Industry Co. Ltd.	36,100	1,037,657
Daiwa House REIT Investment Corp.	75	195,313
Daiwa Securities Group, Inc.	104,000	634,554
DeNA Co. Ltd. (b)	6,200	126,220
Denso Corp.	27,200	1,200,121
Dentsu, Inc.	11,900	648,095
Don Quijote Holdings Co. Ltd. (b)	6,600	229,722
East Japan Railway Co.	19,100	1,667,841
Eisai Co. Ltd. (b)	14,600	758,210
Electric Power Development Co. Ltd. (b)	7,100	166,843
FamilyMart UNY Holdings Co. Ltd.	4,900	292,368
FANUC Corp.	11,200	2,305,759
Fast Retailing Co. Ltd. (b)	3,000	944,049
Fuji Electric Co. Ltd.	38,000	226,294
Fuji Heavy Industries Ltd.	34,000	1,247,061
FUJIFILM Holdings Corp.	24,600	964,267
Fujitsu Ltd.	103,000	632,253
Fukuoka Financial Group, Inc.	34,000	147,687
Hachijuni Bank Ltd.	38,800	218,934
Hakuhodo DY Holdings, Inc.	14,000	166,530
Hamamatsu Photonics KK (b)	6,400	184,720
Hankyu Hanshin Holdings, Inc.	14,700	479,675
Hikari Tsushin, Inc.	1,800	175,754
Hino Motors Ltd.	17,700	214,595
Hirose Electric Co. Ltd.	2,235	309,636
Hiroshima Bank Ltd.	22,000	93,571
Hisamitsu Pharmaceutical Co., Inc.	6,000	343,516
Hitachi Chemical Co. Ltd.	6,200	172,227
Hitachi Construction Machinery Co. Ltd. (b)	4,600	115,103
Hitachi High-Technologies Corp.	4,000	163,399

10	BLACKROCK TOTAL INTERNATIONAL EX U.S. INDEX MASTER PORTFOLIO	MARCH 31, 2017

Schedule of Investments (continued)	BlackRock Total International ex U.S. Index Master Portfolio

Common Stocks	Shares	Value
Japan (continued)
Hitachi Ltd.	273,000	$1,482,321
Hitachi Metals Ltd.	8,000	112,526
Hokuriku Electric Power Co. (b)	7,100	69,067
Honda Motor Co. Ltd. (b)	97,000	2,928,337
Hoshizaki Corp.	2,500	197,605
Hoya Corp.	22,400	1,082,161
Hulic Co. Ltd.	19,700	185,952
Idemitsu Kosan Co. Ltd.	5,000	174,046
IHI Corp. (b)(c)	92,000	291,014
Iida Group Holdings Co. Ltd.	6,800	104,643
Inpex Corp.	53,500	527,562
Isetan Mitsukoshi Holdings Ltd. (b)	20,100	220,925
Isuzu Motors Ltd.	31,000	410,573
ITOCHU Corp.	86,100	1,225,750
J. Front Retailing Co. Ltd.	16,800	249,549
Japan Airlines Co. Ltd.	10,300	327,024
Japan Airport Terminal Co. Ltd. (b)	4,600	160,478
Japan Exchange Group, Inc.	29,800	425,076
Japan Post Bank Co. Ltd.	28,500	353,852
Japan Post Holdings Co. Ltd.	25,600	321,923
Japan Prime Realty Investment Corp. (b)	41	159,053
Japan Real Estate Investment Corp.	76	403,445
Japan Retail Fund Investment Corp. (b)	141	276,746
Japan Tobacco, Inc.	65,200	2,122,100
JFE Holdings, Inc. (b)	31,700	545,229
JGC Corp. (b)	10,000	174,155
JSR Corp.	12,500	211,500
JTEKT Corp.	12,600	196,017
JX Holdings, Inc.	151,600	746,410
Kajima Corp.	47,000	307,430
Kakaku.com, Inc. (b)	7,400	101,022
Kamigumi Co. Ltd.	18,000	155,996
Kaneka Corp.	19,000	142,105
Kansai Electric Power Co., Inc.	38,500	473,731
Kansai Paint Co. Ltd. (b)	12,600	268,901
Kao Corp.	30,000	1,647,496
Kawasaki Heavy Industries Ltd. (b)	84,000	255,179
KDDI Corp.	105,800	2,782,623
Keihan Holdings Co. Ltd.	36,000	220,532
Keikyu Corp. (b)	22,000	242,018
Keio Corp. (b)	27,000	214,499
Keisei Electric Railway Co. Ltd. (b)	8,000	186,207
Keyence Corp.	5,640	2,262,614
Kikkoman Corp. (b)	8,000	239,093
Kintetsu Group Holdings Co. Ltd. (b)	91,000	328,996
Kirin Holdings Co. Ltd.	47,300	894,742
Kobe Steel Ltd. (b)(c)	12,600	115,295
Koito Manufacturing Co. Ltd.	6,000	312,711
Komatsu Ltd.	52,300	1,369,908
Konami Holdings Corp.	5,700	242,104

Common Stocks	Shares	Value
Japan (continued)
Konica Minolta, Inc.	23,700	$212,579
Kose Corp.	1,700	154,497
Kubota Corp.	69,500	1,047,607
Kuraray Co. Ltd.	19,300	293,603
Kurita Water Industries Ltd.	7,400	179,691
Kyocera Corp.	17,900	1,000,026
Kyowa Hakko Kirin Co. Ltd.	19,100	303,500
Kyushu Electric Power Co., Inc. (b)	25,500	272,494
Kyushu Financial Group, Inc. (b)	20,300	124,333
Lawson, Inc.	1,900	129,192
LINE Corp. (c)	3,000	115,630
Lion Corp.	13,000	234,286
LIXIL Group Corp. (b)	13,600	345,653
M3, Inc.	9,700	241,748
Mabuchi Motor Co. Ltd. (b)	2,300	129,832
Makita Corp.	11,600	406,832
Marubeni Corp.	87,100	538,011
Marui Group Co. Ltd. (b)	9,500	129,449
Maruichi Steel Tube Ltd.	2,400	68,492
Mazda Motor Corp.	29,500	425,829
McDonald’s Holdings Co. Japan Ltd.	4,300	125,576
Mebuki Financial Group, Inc. (b)	61,130	244,276
Medipal Holdings Corp.	10,300	161,835
Meiji Holdings Co. Ltd.	6,200	517,355
Minebea Co. Ltd. (b)	19,000	254,035
Miraca Holdings, Inc.	2,400	110,199
MISUMI Group, Inc. (b)	17,000	308,623
Mitsubishi Chemical Holdings Corp.	84,200	653,723
Mitsubishi Corp.	91,900	1,991,710
Mitsubishi Electric Corp.	113,700	1,638,222
Mitsubishi Estate Co. Ltd.	73,000	1,330,546
Mitsubishi Gas Chemical Co., Inc.	15,500	322,839
Mitsubishi Heavy Industries Ltd.	185,000	744,394
Mitsubishi Logistics Corp. (b)	9,000	124,246
Mitsubishi Materials Corp.	6,200	188,188
Mitsubishi Motors Corp.	35,200	211,157
Mitsubishi Tanabe Pharma Corp.	11,400	238,021
Mitsubishi UFJ Financial Group, Inc.	740,400	4,663,903
Mitsubishi UFJ Lease & Finance Co. Ltd.	31,400	156,919
Mitsui & Co. Ltd.	96,500	1,401,375
Mitsui Chemicals, Inc.	57,000	282,392
Mitsui Fudosan Co. Ltd.	53,000	1,131,646
Mitsui OSK Lines Ltd. (b)	47,000	147,705
Mixi, Inc. (b)	1,800	87,069
Mizuho Financial Group, Inc.	1,436,800	2,637,357
MS&AD Insurance Group Holdings, Inc.	29,100	929,471
Murata Manufacturing Co. Ltd.	10,800	1,538,627
Nabtesco Corp.	7,200	191,593
Nagoya Railroad Co. Ltd. (b)	59,000	266,071

BLACKROCK TOTAL INTERNATIONAL EX U.S. INDEX MASTER PORTFOLIO	MARCH 31, 2017	11

Schedule of Investments (continued)	BlackRock Total International ex U.S. Index Master Portfolio

Common Stocks	Shares	Value
Japan (continued)
NEC Corp. (b)	148,000	$357,281
Nexon Co. Ltd.	11,300	179,695
NGK Insulators Ltd.	15,000	340,298
NGK Spark Plug Co. Ltd. (b)	8,500	194,917
NH Foods Ltd.	8,000	214,916
Nidec Corp.	13,200	1,260,660
Nikon Corp.	19,900	289,184
Nintendo Co. Ltd.	6,600	1,531,456
Nippon Building Fund, Inc.	75	411,142
Nippon Electric Glass Co. Ltd.	28,000	169,615
Nippon Express Co. Ltd.	54,000	277,953
Nippon Paint Holdings Co. Ltd.	8,300	289,892
Nippon Steel & Sumitomo Metal Corp.	46,647	1,077,703
Nippon Telegraph & Telephone Corp.	39,700	1,697,307
Nippon Yusen KK (c)	93,000	196,343
Nissan Chemical Industries Ltd. (b)	8,600	250,879
Nissan Motor Co. Ltd. (b)	136,600	1,317,149
Nisshin Seifun Group, Inc.	9,000	134,550
Nissin Foods Holdings Co. Ltd.	3,500	194,441
Nitori Holdings Co. Ltd.	5,000	634,996
Nitto Denko Corp.	10,100	781,336
NOK Corp.	3,800	88,758
Nomura Holdings, Inc.	215,200	1,332,161
Nomura Real Estate Holdings, Inc.	5,200	82,983
Nomura Real Estate Master Fund, Inc.	278	432,375
Nomura Research Institute Ltd.	7,381	272,099
NSK Ltd.	24,800	355,268
NTT Data Corp.	6,800	322,909
NTT DOCOMO, Inc.	79,700	1,861,174
Obayashi Corp.	33,000	309,434
Obic Co. Ltd.	4,100	195,876
Odakyu Electric Railway Co. Ltd. (b)	17,000	331,544
Oji Holdings Corp.	39,000	182,904
Olympus Corp. (b)	17,000	656,141
Omron Corp.	11,500	505,296
Ono Pharmaceutical Co. Ltd. (b)	25,800	535,034
Oracle Corp. Japan	2,500	143,323
Oriental Land Co. Ltd. (b)	12,400	712,813
ORIX Corp.	74,600	1,107,253
Osaka Gas Co. Ltd.	94,000	358,420
Otsuka Corp.	2,900	157,573
Otsuka Holdings Co. Ltd.	24,800	1,122,460
Panasonic Corp.	123,500	1,397,675
Park24 Co. Ltd.	10,500	275,879
Pola Orbis Holdings, Inc.	5,600	135,310
Rakuten, Inc. (b)	48,300	485,301
Recruit Holdings Co. Ltd.	21,300	1,089,400
Resona Holdings, Inc.	137,100	737,032
Ricoh Co. Ltd. (b)	39,000	321,711
Rinnai Corp. (b)	2,100	167,290
Rohm Co. Ltd.	5,400	359,505

Common Stocks	Shares	Value
Japan (continued)
Ryohin Keikaku Co. Ltd.	1,400	$307,756
Sankyo Co. Ltd.	3,300	110,533
Santen Pharmaceutical Co. Ltd.	20,200	293,409
SBI Holdings, Inc. (b)	8,850	123,660
Secom Co. Ltd.	11,900	855,103
Sega Sammy Holdings, Inc.	14,100	189,645
Seibu Holdings, Inc. (b)	17,300	286,174
Seiko Epson Corp.	14,900	314,375
Sekisui Chemical Co. Ltd.	25,500	429,880
Sekisui House Ltd.	35,900	591,947
Seven & i Holdings Co. Ltd.	46,700	1,834,545
Seven Bank Ltd. (b)	27,800	91,040
Sharp Corp. (b)(c)	70,000	294,460
Shimadzu Corp. (b)	11,000	175,062
Shimamura Co. Ltd.	900	119,308
Shimano, Inc.	4,100	600,519
Shimizu Corp.	29,000	260,415
Shin-Etsu Chemical Co. Ltd.	22,800	1,981,759
Shinsei Bank Ltd.	100,000	184,262
Shionogi & Co. Ltd.	16,700	864,519
Shiseido Co. Ltd.	19,900	523,782
Shizuoka Bank Ltd. (b)	30,000	244,647
Showa Shell Sekiyu KK	13,900	141,065
SMC Corp.	3,200	948,686
Softbank Group Corp. (b)	48,500	3,439,384
Sohgo Security Services Co. Ltd.	4,200	157,322
Sompo Holdings, Inc.	20,100	738,442
Sony Corp.	76,200	2,571,631
Sony Financial Holdings, Inc. (b)	6,900	110,811
Stanley Electric Co. Ltd. (b)	8,500	243,009
Start Today Co. Ltd.	9,600	213,348
Sumitomo Chemical Co. Ltd.	98,000	548,908
Sumitomo Corp.	71,700	967,294
Sumitomo Dainippon Pharma Co. Ltd.	9,100	150,581
Sumitomo Electric Industries Ltd.	39,500	656,623
Sumitomo Heavy Industries Ltd.	42,000	293,633
Sumitomo Metal Mining Co. Ltd. (b)	29,000	414,732
Sumitomo Mitsui Financial Group, Inc.	79,100	2,879,141
Sumitomo Mitsui Trust Holdings, Inc. (b)	17,700	613,339
Sumitomo Realty & Development Co. Ltd.	19,000	493,476
Sumitomo Rubber Industries Ltd.	10,500	179,152
Sundrug Co. Ltd.	5,400	181,682
Suntory Beverage & Food Ltd.	8,500	359,084
Suruga Bank Ltd.	8,300	175,190
Suzuken Co. Ltd.	5,370	176,464
Suzuki Motor Corp.	18,900	784,987
Sysmex Corp.	9,100	553,655
T&D Holdings, Inc.	31,400	455,132
Taiheiyo Cement Corp.	87,000	291,945

12	BLACKROCK TOTAL INTERNATIONAL EX U.S. INDEX MASTER PORTFOLIO	MARCH 31, 2017

Schedule of Investments (continued)	BlackRock Total International ex U.S. Index Master Portfolio

Common Stocks	Shares	Value
Japan (continued)
Taisei Corp.	71,000	$519,232
Taisho Pharmaceutical Holdings Co. Ltd.	3,500	284,983
Taiyo Nippon Sanso Corp. (b)	4,000	46,823
Takashimaya Co. Ltd.	13,000	113,950
Takeda Pharmaceutical Co. Ltd.	42,000	1,977,239
TDK Corp.	6,800	431,766
Teijin Ltd.	11,800	222,813
Terumo Corp.	19,100	663,973
THK Co. Ltd.	9,900	249,743
Tobu Railway Co. Ltd. (b)	57,000	289,498
Toho Co. Ltd.	5,000	132,712
Toho Gas Co. Ltd.	18,000	127,668
Tohoku Electric Power Co., Inc.	22,400	304,277
Tokio Marine Holdings, Inc.	39,300	1,660,988
Tokyo Electric Power Co. Holdings, Inc. (b)(c)	70,100	274,777
Tokyo Electron Ltd.	8,900	974,339
Tokyo Gas Co. Ltd.	124,000	566,320
Tokyo Tatemono Co. Ltd.	15,500	204,933
Tokyu Corp.	53,000	376,572
Tokyu Fudosan Holdings Corp.	30,800	167,644
TonenGeneral Sekiyu KK	16,000	187,080
Toppan Printing Co. Ltd.	23,000	235,086
Toray Industries, Inc.	85,000	756,506
Toshiba Corp. (c)	234,000	504,392
Toto Ltd.	8,500	321,548
Toyo Seikan Kaisha Ltd. (b)	8,500	138,317
Toyo Suisan Kaisha Ltd.	5,400	201,459
Toyoda Gosei Co. Ltd. (b)	4,300	109,672
Toyota Industries Corp.	9,600	477,553
Toyota Motor Corp. (b)	152,506	8,277,693
Toyota Tsusho Corp.	10,200	309,597
Trend Micro, Inc. (b)	7,600	338,279
Tsuruha Holdings, Inc.	1,800	166,949
Unicharm Corp. (b)	22,300	535,926
United Urban Investment Corp.	187	287,472
USS Co. Ltd.	12,100	202,656
West Japan Railway Co.	10,000	652,136
Yahoo! Japan Corp. (b)	75,400	349,588
Yakult Honsha Co. Ltd. (b)	5,200	289,404
Yamada Denki Co. Ltd. (b)	39,300	196,465
Yamaguchi Financial Group, Inc. (b)	15,000	162,716
Yamaha Corp.	9,600	265,582
Yamaha Motor Co. Ltd. (b)	14,700	353,928
Yamato Holdings Co. Ltd.	17,700	370,890
Yamazaki Baking Co. Ltd.	7,000	144,127
Yaskawa Electric Corp. (b)	14,400	289,992
Yokogawa Electric Corp.	15,100	238,139
Yokohama Rubber Co. Ltd.	5,000	97,994

		176,985,290

Common Stocks	Shares	Value
Luxembourg — 0.0%
Eurofins Scientific SE	613	$266,581
RTL Group SA (c)	2,199	176,931

		443,512
Malaysia — 0.6%
AirAsia Bhd	60,100	42,638
Alliance Financial Group Bhd	90,800	83,693
AMMB Holdings Bhd	68,900	72,408
Astro Malaysia Holdings Bhd	29,600	18,327
Axiata Group Bhd	165,600	189,333
Berjaya Sports Toto Bhd	118,478	77,906
British American Tobacco Malaysia Bhd	3,100	31,928
CIMB Group Holdings Bhd	239,100	300,924
Dialog Group Bhd	142,134	56,840
DiGi.Com Bhd (b)	169,300	196,251
Felda Global Ventures Holdings Bhd	89,900	42,453
Gamuda Bhd	39,600	46,361
Genting Bhd	188,800	409,230
Genting Malaysia Bhd	106,100	130,642
Genting Plantations Bhd	10,000	26,392
Hong Leong Bank Bhd	61,740	191,998
Hong Leong Financial Group Bhd	7,000	25,110
IHH Healthcare Bhd	176,500	239,295
IJM Corp. Bhd	126,600	97,264
IOI Corp. Bhd	102,200	107,332
IOI Properties Group Sdn Bhd	343,216	160,537
Kuala Lumpur Kepong Bhd	17,500	97,558
Lafarge Malayan Cement Bhd	17,500	26,487
Malayan Banking Bhd (b)	295,300	595,001
Malaysia Airports Holdings Bhd	11,300	17,746
Maxis Bhd (b)	66,600	96,899
MISC Bhd	27,400	45,294
Petronas Chemicals Group Bhd	261,700	455,336
Petronas Dagangan Bhd	6,100	33,067
Petronas Gas Bhd	52,700	235,311
PPB Group Bhd	12,600	47,661
Public Bank Bhd	156,720	704,532
RHB Bank Bhd	12,900	—
RHB Capital Bhd	16,824	19,653
Sapurakencana Petroleum Bhd (c)	314,900	129,518
Sime Darby Bhd	159,000	333,191
Telekom Malaysia Bhd	55,900	81,093
Tenaga Nasional Bhd	208,700	646,771
UMW Holdings Bhd (b)(c)	10,900	14,778
Westports Holdings Bhd	70,000	64,052
YTL Corp. Bhd	113,160	38,094
YTL Power International Bhd	42,000	14,426

		6,243,330
Malta — 0.0%
Brait SE (c)	18,341	106,728

BLACKROCK TOTAL INTERNATIONAL EX U.S. INDEX MASTER PORTFOLIO	MARCH 31, 2017	13

Schedule of Investments (continued)	BlackRock Total International ex U.S. Index Master Portfolio

Common Stocks	Shares	Value
Mexico — 0.9%
Alfa SAB de CV, Series A	304,927	$446,260
America Movil SAB de CV, Series L	1,912,700	1,356,710
Arca Continental SAB de CV	15,972	110,989
Cemex SAB de CV (c)	741,655	671,450
Coca-Cola Femsa SAB de CV, Series L	24,300	174,544
El Puerto de Liverpool SAB de CV, Series C1	10,900	85,082
Fibra Uno Administracion SA de CV	243,304	416,894
Fomento Economico Mexicano SAB de CV	112,600	998,604
Fresnillo PLC	11,261	219,413
Gentera SAB de CV	37,100	61,113
Gruma SAB de CV	10,000	140,747
Grupo Aeroportuario del Pacifico SAB de CV, Class B	15,800	153,694
Grupo Aeroportuario del Sureste SAB de CV, Class B	10,700	185,776
Grupo Bimbo SAB de CV, Series A	104,600	260,295
Grupo Carso SAB de CV, Series A1	14,900	68,411
Grupo Financiero Banorte SAB de CV, Series O	149,704	860,854
Grupo Financiero Inbursa SAB de CV, Series O	99,700	165,241
Grupo Financiero Santander Mexico SAB de CV, Series B	119,103	215,403
Grupo Lala SAB de CV	9,900	17,963
Grupo Mexico SAB de CV, Series B	228,423	686,651
Grupo Televisa SAB CPO	132,200	684,646
Industrias Penoles SAB de CV	7,755	200,069
Infraestructura Energetica Nova SAB de CV	33,988	161,968
Kimberly-Clark de Mexico SAB de C.V., Class A	78,500	170,356
Mexichem SAB de CV	36,623	99,821
OHL Mexico SAB de CV	42,200	59,596
Promotora y Operadora de Infraestructura SAB de CV (c)	20,868	225,552
Wal-Mart de Mexico SAB de CV	281,300	648,475

		9,546,577
Netherlands — 3.5%
ABN AMRO Group NV (d)	15,219	369,038
Aegon NV	109,623	558,403
AerCap Holdings NV (c)	8,129	373,690
Akzo Nobel NV	14,706	1,217,418
Altice NV Class A (c)	21,614	488,881
Altice NV Class B (c)	7,053	159,312
ASML Holding NV	20,932	2,777,525
CNH Industrial NV	59,213	569,930
EXOR NV	6,195	320,330
Gemalto NV (b)	6,111	340,908
Heineken Holding NV	5,586	443,695
Heineken NV	12,995	1,105,853

Common Stocks	Shares	Value
Netherlands (continued)
ING Groep NV	227,890	$3,442,110
Koninklijke Ahold Delhaize NV	76,894	1,643,210
Koninklijke Boskalis Westminster NV	4,734	163,099
Koninklijke DSM NV	10,215	690,832
Koninklijke KPN NV (b)	205,405	617,533
Koninklijke Philips NV	54,699	1,757,165
Koninklijke Vopak NV	4,351	189,496
NN Group NV	20,253	657,759
NXP Semiconductor NV (c)	17,243	1,784,651
QIAGEN NV (b)(c)	10,434	302,889
Randstad Holding NV	7,147	412,010
Royal Dutch Shell PLC, Class A	247,213	6,516,108
Royal Dutch Shell PLC, Class B	223,672	6,148,611
Unilever NV CVA	95,208	4,730,016
Wolters Kluwer NV	16,190	671,923

		38,452,395
New Zealand — 0.1%
Auckland International Airport Ltd.	55,568	263,118
Contact Energy Ltd. (b)	39,025	138,378
Fletcher Building Ltd.	46,394	270,270
Mercury NZ Ltd.	12,773	28,205
Meridian Energy Ltd.	95,908	188,203
Ryman Healthcare Ltd.	13,399	78,955
Spark New Zealand Ltd.	115,784	283,824

		1,250,953
Norway — 0.4%
DNB ASA	60,712	964,019
Gjensidige Forsikring ASA	10,710	163,157
Marine Harvest ASA (c)	23,110	352,529
Norsk Hydro ASA	81,841	476,947
Orkla ASA	51,519	461,512
Schibsted ASA, Class A (b)	4,337	111,643
Schibsted ASA, Class B (b)	6,527	149,552
Statoil ASA	62,878	1,080,782
Telenor ASA	42,624	709,069
Yara International ASA	9,441	363,646

		4,832,856
Peru — 0.1%
Compania de Minas Buenaventura SA — ADR	16,549	199,250
Credicorp Ltd.	4,101	669,693
Southern Copper Corp. (b)	5,675	203,676

		1,072,619
Philippines — 0.3%
Aboitiz Equity Ventures, Inc.	86,410	128,216
Aboitiz Power Corp.	29,200	24,285
Alliance Global Group, Inc.	35,800	9,045
Ayala Corp.	13,480	226,984
Ayala Land, Inc.	475,200	312,898

14	BLACKROCK TOTAL INTERNATIONAL EX U.S. INDEX MASTER PORTFOLIO	MARCH 31, 2017

Schedule of Investments (continued)	BlackRock Total International ex U.S. Index Master Portfolio

Common Stocks	Shares	Value
Philippines (continued)
Bank of the Philippine Islands	45,031	$90,825
BDO Unibank, Inc.	211,672	496,115
DMCI Holdings, Inc.	170,000	38,615
Energy Development Corp.	642,400	77,038
Globe Telecom, Inc.	845	34,221
GT Capital Holdings, Inc.	2,625	59,883
International Container Terminal Services, Inc.	9,550	17,099
JG Summit Holdings, Inc.	156,443	253,659
Jollibee Foods Corp.	12,070	47,495
Megaworld Corp.	600,000	40,403
Metro Pacific Investments Corp.	1,468,000	176,071
Metropolitan Bank & Trust Co.	12,817	20,425
PLDT, Inc.	6,185	202,839
SM Investments Corp.	17,272	239,863
SM Prime Holdings, Inc.	486,150	274,143
Universal Robina Corp.	34,300	111,764

		2,881,886
Poland — 0.3%
Alior Bank SA (c)	1,352	24,360
Bank Handlowy w Warszawie SA	502	9,696
Bank Millennium SA (c)	13,346	21,707
Bank Pekao SA	12,493	415,866
Bank Zachodni WBK SA	2,479	213,901
CCC SA	981	58,831
Cyfrowy Polsat SA (c)	8,953	54,597
Eurocash SA	9,624	77,424
Grupa Azoty SA	1,551	27,025
Grupa Lotos SA (c)	1,964	27,081
Jastrzebska Spolka Weglowa SA (c)	4,762	75,410
KGHM Polska Miedz SA	10,582	308,746
LPP SA	55	94,191
Mbank (c)	573	53,947
Orange Polska SA	32,359	37,749
PGE SA	64,372	184,894
Polski Koncern Naftowy ORLEN SA	15,864	400,122
Polskie Gornictwo Naftowe i Gazownictwo SA	93,796	139,954
Powszechna Kasa Oszczednosci Bank Polski SA (c)	50,667	409,521
Powszechny Zaklad Ubezpieczen SA	33,880	297,110
Synthos SA	54,162	71,653
Tauron Polska Energia SA (c)	20,989	17,934

		3,021,719
Portugal — 0.1%
EDP — Energias de Portugal SA	127,717	431,831
Galp Energia SGPS SA	18,382	278,806
Jeronimo Martins SGPS SA	22,484	401,773

		1,112,410

Common Stocks	Shares	Value
Qatar — 0.2%
Barwa Real Estate Co.	2,548	$24,983
Commercial Bank of Qatar QSC (c)	15,969	148,897
Doha Bank QSC	6,076	52,423
Ezdan Holding Group QSC	43,351	187,814
Industries Qatar QSC	10,894	330,393
Masraf Al Rayan QSC	26,478	306,514
Ooredoo QSC	2,666	70,730
Qatar Electricity & Water Co. QSC	1,002	60,542
Qatar Insurance Co. SAQ	5,758	111,172
Qatar Islamic Bank SAQ	11,231	315,545
Qatar National Bank SAQ	13,186	529,091

		2,138,104
Romania — 0.0%
New Europe Property Investments PLC	11,085	115,012
Russia — 0.9%
Alrosa PJSC	173,000	279,974
Gazprom PJSC	542,640	1,231,466
Gazprom PJSC — ADR	61,825	276,777
Inter Rao UES PJSC	2,615,256	184,845
Lukoil PJSC	21,938	1,170,428
Lukoil PJSC — ADR	5,623	298,076
Magnit PJSC — GDR	18,601	708,869
MMC Norilsk Nickel PJSC	3,113	491,153
Mobile TeleSystems PJSC — ADR	37,101	409,224
Moscow Exchange MICEX — RTS PJSC	63,850	127,552
Novatek OJSC — GDR	6,566	818,756
Rosneft PJSC	21,260	122,512
Rosneft PJSC — GDR	20,000	113,935
Rostelecom PJSC	42,250	57,772
RusHydro PJSC	6,552,000	108,948
Sberbank of Russia PJSC	205,970	584,436
Sberbank of Russia PJSC — ADR	103,866	1,200,495
Severstal PJSC	10,830	156,935
Sistema PJSC FC — GDR	16,298	145,867
Surgutneftegas OJSC	301,050	157,658
Surgutneftegas OJSC — ADR	24,155	123,941
Surgutneftegas OJSC, Preference Shares	395,000	225,935
Tatneft PJSC	79,770	495,636
Transneft PJSC, Preference Shares	32	97,362
VTB Bank PJSC	86,510,000	101,325
VTB Bank PJSC — GDR	50,000	114,616

		9,804,493
Singapore — 0.9%
Ascendas Real Estate Investment Trust	136,378	245,586
CapitaLand Commercial Trust Ltd.	206,800	228,336
CapitaLand Ltd.	147,400	382,595
CapitaLand Mall Trust	215,500	303,410

BLACKROCK TOTAL INTERNATIONAL EX U.S. INDEX MASTER PORTFOLIO	MARCH 31, 2017	15

Schedule of Investments (continued)	BlackRock Total International ex U.S. Index Master Portfolio

Common Stocks	Shares	Value
Singapore (continued)
City Developments Ltd.	32,100	$233,931
ComfortDelGro Corp. Ltd. (b)	173,800	318,133
DBS Group Holdings Ltd.	99,984	1,384,968
Genting Singapore PLC	233,000	169,911
Global Logistic Properties Ltd.	151,800	301,654
Golden Agri-Resources Ltd.	270,000	74,354
Hutchison Port Holdings Trust (b)	565,400	234,676
Jardine Cycle & Carriage Ltd.	4,444	139,194
Keppel Corp. Ltd.	76,700	380,449
Oversea-Chinese Banking Corp. Ltd.	177,549	1,233,257
SATS Ltd.	49,000	170,941
SembCorp Industries Ltd.	40,000	90,900
Singapore Airlines Ltd. (b)	28,600	205,874
Singapore Exchange Ltd.	29,000	159,627
Singapore Press Holdings Ltd. (b)	48,376	122,761
Singapore Technologies Engineering Ltd.	122,400	326,358
Singapore Telecommunications Ltd.	490,600	1,374,824
StarHub Ltd. (b)	41,600	85,641
Suntec Real Estate Investment Trust	137,100	175,499
United Overseas Bank Ltd.	78,500	1,239,928
UOL Group Ltd.	22,000	109,594
Wilmar International Ltd.	108,500	273,802
Yangzijiang Shipbuilding Holdings Ltd.	76,800	62,004

		10,028,207
South Africa — 1.4%
Anglo American Platinum Ltd. (c)	832	18,954
AngloGold Ashanti Ltd.	19,921	212,875
Aspen Pharmacare Holdings Ltd.	18,439	377,250
Barclays Africa Group Ltd. (b)	20,871	217,047
Bid Corp. Ltd.	23,257	448,618
Bidvest Group Ltd.	20,798	238,387
Capitec Bank Holdings Ltd. (b)	1,291	73,291
Coronation Fund Managers Ltd.	27,149	128,068
Discovery Holdings Ltd.	20,716	198,862
Exxaro Resources Ltd.	15,325	134,603
FirstRand Ltd. (b)	200,957	695,327
Fortress Income Fund Ltd.	67,928	168,193
Foschini Group Ltd.	6,728	77,430
Gold Fields Ltd.	38,623	134,587
Growthpoint Properties Ltd.	192,806	371,660
Hyprop Investments Ltd.	7,562	69,159
Impala Platinum Holdings Ltd. (c)	29,321	98,909
Imperial Holdings Ltd.	3,661	44,861
Investec Ltd.	7,549	51,421
Liberty Holdings Ltd. (b)	1,922	15,459
Life Healthcare Group Holdings Ltd.	99,873	215,284
Massmart Holdings Ltd.	5,128	52,047

Common Stocks	Shares	Value
South Africa (continued)
MMI Holdings Ltd.	20,454	$34,897
Mondi Ltd.	7,836	186,908
Mr Price Group Ltd.	10,819	128,781
MTN Group Ltd. (b)	97,601	887,064
Naspers Ltd., Class N	25,959	4,473,054
Nedbank Group Ltd. (b)	13,358	240,018
Netcare Ltd.	88,635	169,106
Pick n Pay Stores Ltd. (b)	28,036	139,038
Pioneer Foods Group Ltd. (b)	6,964	91,673
PSG Group Ltd.	2,684	49,336
Rand Merchant Investment Holdings Ltd. (b)	48,390	148,862
Redefine Properties Ltd.	238,334	195,390
Remgro Ltd.	27,353	419,676
Resilient REIT Ltd.	17,014	147,977
RMB Holdings Ltd. (b)	58,722	256,299
Sanlam Ltd.	99,351	498,518
Sappi Ltd.	45,197	306,172
Sasol Ltd.	32,714	958,968
Shoprite Holdings Ltd.	26,136	378,000
Sibanye Gold Ltd.	36,279	78,328
Spar Group Ltd.	4,305	55,852
Standard Bank Group Ltd.	67,456	723,366
Telkom SA SOC Ltd.	11,210	62,692
Tiger Brands Ltd.	7,701	229,759
Truworths International Ltd. (b)	20,564	132,753
Tsogo Sun Holdings Ltd.	25,000	51,364
Vodacom Group Ltd.	23,375	264,599
Woolworths Holdings Ltd.	60,852	317,407

		15,668,149
South Korea — 3.5%
Amorepacific Corp.	2,183	509,137
Amorepacific Group	2,278	243,519
BGF Retail Co. Ltd.	1,224	114,961
BNK Financial Group, Inc.	6,269	51,433
Celltrion, Inc. (c)	4,932	397,365
Cheil Worldwide, Inc.	4,081	69,354
CJ CheilJedang Corp.	518	163,513
CJ Corp.	848	131,937
CJ E&M Corp.	2,172	165,073
CJ Korea Express Co. Ltd. (c)	414	61,639
Coway Co. Ltd.	3,702	318,713
Daelim Industrial Co. Ltd.	1,073	77,641
Daewoo Engineering & Construction Co. Ltd. (c)	19,237	124,697
Daewoo Securities Co. Ltd.	28,402	229,710
DGB Financial Group, Inc.	5,100	49,442
Dongbu Insurance Co. Ltd.	4,311	246,773
Doosan Heavy Industries & Construction Co. Ltd.	776	16,626
E-Mart, Inc.	1,071	196,808
GS Engineering & Construction Corp. (c)	6,155	168,989

16	BLACKROCK TOTAL INTERNATIONAL EX U.S. INDEX MASTER PORTFOLIO	MARCH 31, 2017

Schedule of Investments (continued)	BlackRock Total International ex U.S. Index Master Portfolio

Common Stocks	Shares	Value
South Korea (continued)
GS Holdings Corp.	5,749	$303,992
GSretail Co. Ltd.	3,184	150,078
Hana Financial Group, Inc.	14,915	492,165
Hankook Tire Co. Ltd.	4,552	222,001
Hanmi Pharm Co. Ltd. (c)	222	59,342
Hanmi Science Co. Ltd. (c)	758	39,573
Hanon Systems	15,127	125,617
Hanssem Co. Ltd.	731	143,808
Hanwha Chemical Corp.	4,037	95,363
Hanwha Corp.	4,520	145,123
Hanwha Life Insurance Co. Ltd.	7,120	38,454
Hotel Shilla Co. Ltd.	1,174	47,380
Hyosung Corp.	1,140	138,147
Hyundai Department Store Co. Ltd.	314	28,356
Hyundai Development Co-Engineering & Construction	2,250	81,848
Hyundai Engineering & Construction Co. Ltd.	3,298	146,107
Hyundai Glovis Co. Ltd.	1,138	149,664
Hyundai Heavy Industries Co. Ltd. (c)	2,802	413,292
Hyundai Marine & Fire Insurance Co. Ltd.	1,200	37,559
Hyundai Mobis Co. Ltd.	4,170	897,038
Hyundai Motor Co.	9,570	1,348,717
Hyundai Motor Co., Preference Shares	852	75,672
Hyundai Motor Co., Second Preference Shares	1,756	162,590
Hyundai Steel Co.	5,604	293,463
Hyundai Wia Corp.	513	31,154
Industrial Bank of Korea	11,789	128,510
Kakao Corp.	1,108	82,361
Kangwon Land, Inc.	7,491	256,051
KB Financial Group, Inc.	22,974	1,006,869
KCC Corp.	266	84,295
KEPCO Plant Service & Engineering Co. Ltd.	707	39,462
Kia Motors Corp.	17,873	592,359
Korea Aerospace Industries Ltd.	5,031	259,130
Korea Electric Power Corp.	12,939	538,590
Korea Gas Corp. (c)	753	30,303
Korea Investment Holdings Co. Ltd.	1,486	62,626
Korea Zinc Co. Ltd.	398	153,871
Korean Air Lines Co. Ltd. (c)	4,193	118,347
KT Corp.	1,200	34,253
KT&G Corp.	7,271	633,929
Kumho Petrochemical Co. Ltd.	423	29,807
LG Chem Ltd.	2,860	752,003
LG Chem Ltd., Preference Shares	179	30,480
LG Corp.	5,702	358,161
LG Display Co. Ltd.	13,391	362,632
LG Electronics, Inc.	4,891	297,126

Common Stocks	Shares	Value
South Korea (continued)
LG Household & Health Care Ltd.	533	$386,670
LG Innotek Co. Ltd.	954	116,507
LG Uplus Corp.	11,524	147,488
Lotte Chemical Corp.	865	286,635
Lotte Confectionery Co. Ltd.	750	129,014
Lotte Shopping Co. Ltd.	752	146,285
NAVER Corp.	1,558	1,191,344
NCSoft Corp.	1,038	283,089
NH Investment & Securities Co. Ltd.	5,312	59,631
OCI Co. Ltd.	1,017	77,080
Orion Corp.	138	82,755
POSCO	4,536	1,178,117
Posco Daewoo Corp.	1,160	24,747
S-1 Corp.	442	35,463
S-Oil Corp.	3,144	282,692
Samsung Biologics Co. Ltd. (c)	1,220	188,718
Samsung C&T Corp.	4,015	458,159
Samsung Card Co. Ltd.	1,210	42,439
Samsung Electro-Mechanics Co. Ltd.	4,285	266,423
Samsung Electronics Co. Ltd.	5,742	10,567,661
Samsung Electronics Co. Ltd., Preference Shares	998	1,429,525
Samsung Fire & Marine Insurance Co. Ltd.	1,790	429,160
Samsung Heavy Industries Co. Ltd. (c)	18,584	186,260
Samsung Life Insurance Co. Ltd.	3,994	387,449
Samsung SDI Co. Ltd.	2,958	365,175
Samsung SDS Co. Ltd.	1,671	199,505
Samsung Securities Co. Ltd.	2,723	81,982
Samsung Techwin Co. Ltd. (c)	2,293	96,549
Shinhan Financial Group Co. Ltd.	26,048	1,085,344
Shinsegae Co. Ltd.	670	114,433
SK Holdings Co. Ltd.	2,599	566,071
SK Hynix, Inc.	33,400	1,508,578
SK Innovation Co. Ltd.	3,761	560,415
SK Networks Co. Ltd.	14,759	98,614
SK Telecom Co. Ltd.	1,670	377,337
Woori Bank	13,531	157,190
Yuhan Corp.	128	25,478

		38,474,980
Spain — 2.3%
Abertis Infraestructuras SA	45,433	731,364
ACS Actividades de Construccion y Servicios SA	11,945	406,042
Aena SA (d)	3,841	607,106
Amadeus IT Group SA	25,250	1,279,381
Banco Bilbao Vizcaya Argentaria SA	381,111	2,958,438
Banco de Sabadell SA (b)	292,491	535,922
Banco Popular Espanol SA (b)(c)	177,710	172,325

BLACKROCK TOTAL INTERNATIONAL EX U.S. INDEX MASTER PORTFOLIO	MARCH 31, 2017	17

Schedule of Investments (continued)	BlackRock Total International ex U.S. Index Master Portfolio

Common Stocks	Shares	Value
Spain (continued)
Banco Santander SA	859,508	$5,261,311
Bankia SA (b)	308,381	351,029
Bankinter SA	38,876	325,982
CaixaBank SA (b)	191,825	824,748
Distribuidora Internacional de Alimentacion SA (b)	38,924	224,985
Enagas SA	3,839	99,597
Endesa SA	18,186	426,818
Ferrovial SA	32,805	655,687
Gas Natural SDG SA	17,935	392,306
Grifols SA	19,950	489,473
Iberdrola SA	326,398	2,332,077
Industria de Diseno Textil SA	62,702	2,208,148
International Consolidated Airlines Group SA	47,602	314,424
Mapfre SA	66,978	229,406
Red Electrica Corp. SA (b)	8,296	159,071
Repsol SA (b)	67,622	1,047,661
Telefonica SA	265,082	2,967,149
Zardoya Otis SA (b)	18,792	173,528

		25,173,978
Sweden — 2.0%
Alfa Laval AB	18,245	343,878
Assa Abloy AB, Class B	57,367	1,179,333
Atlas Copco AB, A Shares	42,950	1,513,948
Atlas Copco AB, B Shares	19,981	634,712
Boliden AB	15,966	475,233
Electrolux AB, Class B	12,094	335,751
Getinge AB, Class B	11,241	197,094
Hennes & Mauritz AB, Class B	58,814	1,500,980
Hexagon AB, Class B	13,771	552,695
Husqvarna AB, Class B	17,215	150,936
ICA Gruppen AB	3,148	107,371
Industrivarden AB, Class C	8,883	192,226
Investor AB, Class B	25,067	1,053,990
Kinnevik AB	12,764	340,240
L E Lundbergforetagen AB, B Shares	3,372	228,545
Lundin Petroleum AB (c)	9,142	185,548
Millicom International Cellular SA	3,166	176,539
Nordea Bank AB	177,658	2,026,870
Sandvik AB	58,636	875,842
Securitas AB, Class B	18,887	294,849
Skandinaviska Enskilda Banken AB, Class A	85,484	949,908
Skanska AB, Class B	19,249	453,032
SKF AB, Class B	28,867	570,860
Svenska Cellulosa AB, B Shares	34,563	1,113,837
Svenska Handelsbanken AB, Class A	90,920	1,245,973
Swedbank AB, Class A	53,964	1,248,643
Swedish Match AB	11,349	368,829
Tele2 AB, Class B	13,773	131,464

Common Stocks	Shares	Value
Sweden (continued)
Telefonaktiebolaget LM Ericsson, Class B	182,098	$1,215,753
TeliaSonera AB	155,838	653,325
Volvo AB, Class B	90,347	1,332,798

		21,651,002
Switzerland — 6.3%
ABB Ltd., Registered Shares	108,893	2,548,693
Actelion Ltd. (c)	5,349	1,507,001
Adecco SA, Registered Shares	9,034	641,454
Aryzta AG (c)	3,776	121,243
Baloise Holding AG, Registered Shares	2,811	386,265
Barry Callebaut AG, Registered Shares (c)	143	186,975
Cie Financiere Richemont SA, Registered Shares	29,681	2,346,645
Coca-Cola HBC AG (c)	12,606	325,438
Credit Suisse Group AG, Registered Shares (b)(c)	119,579	1,779,171
Dufry AG (b)(c)	3,109	473,376
EMS-Chemie Holding AG, Registered Shares (b)	450	262,075
Galenica AG	195	205,578
Geberit AG, Registered Shares	2,134	919,563
Givaudan SA, Registered Shares	544	979,770
Glencore PLC (c)	724,860	2,844,026
Julius Baer Group Ltd. (c)	13,520	675,405
Kuehne & Nagel International AG, Registered Shares (b)	3,423	483,339
LafargeHolcim Ltd. (c)	25,384	1,497,641
Lindt & Spruengli AG (b)	47	266,316
Lindt & Spruengli AG, Registered Shares	6	398,027
Lonza Group AG, Registered Shares (c)	3,015	569,898
Nestle SA, Registered Shares	179,548	13,780,617
Novartis AG, Registered Shares	129,206	9,594,516
Pargesa Holding SA, Bearer Shares	4,151	293,392
Partners Group Holding AG	939	504,631
Roche Holding AG	40,662	10,398,640
Schindler Holding AG, Participation Certificates	2,360	456,510
Schindler Holding AG, Registered Shares	1,556	295,216
SGS SA, Registered Shares	371	791,201
Sika AG, Bearer Shares	114	683,739
Sonova Holding AG, Registered Shares	2,902	402,551
STMicroelectronics NV	37,953	584,006
Swatch Group AG, Bearer Shares (b)	1,687	603,993
Swatch Group AG, Registered Shares	3,602	250,830

18	BLACKROCK TOTAL INTERNATIONAL EX U.S. INDEX MASTER PORTFOLIO	MARCH 31, 2017

Schedule of Investments (continued)	BlackRock Total International ex U.S. Index Master Portfolio

Common Stocks	Shares	Value
Switzerland (continued)
Swiss Life Holding AG, Registered Shares (c)	1,676	$540,447
Swiss Prime Site AG, Registered Shares (c)	3,460	304,647
Swiss Re AG	18,416	1,654,052
Swisscom AG, Registered Shares (b)	1,536	708,035
Syngenta AG, Registered Shares	5,626	2,484,670
UBS Group AG, Registered Shares	212,823	3,401,893
Zurich Insurance Group AG	8,910	2,377,727

		69,529,212
Taiwan — 2.9%
Acer, Inc. (c)	69,504	32,983
Advanced Semiconductor Engineering, Inc.	382,687	490,233
Advantech Co. Ltd.	20,795	174,081
Asia Cement Corp.	57,233	57,734
Asia Pacific Telecom Co. Ltd. (c)	33,000	10,843
Asustek Computer, Inc.	38,220	377,887
AU Optronics Corp.	757,000	294,878
Casetek Holdings Ltd.	6,000	19,965
Catcher Technology Co. Ltd.	36,000	355,791
Cathay Financial Holding Co. Ltd.	455,935	731,818
Chailease Holding Co. Ltd.	23,795	55,600
Chang Hwa Commercial Bank Ltd.	414,701	252,741
Cheng Shin Rubber Industry Co. Ltd.	160,436	331,498
Chicony Electronics Co. Ltd.	15,700	40,043
China Airlines Ltd.	103,687	36,048
China Development Financial Holding Corp.	577,765	158,601
China Life Insurance Co. Ltd.	128,856	127,426
China Steel Corp.	734,638	612,562
Chunghwa Telecom Co. Ltd.	212,000	719,926
Compal Electronics, Inc.	192,000	125,272
CTBC Financial Holding Co. Ltd.	1,030,601	636,752
Delta Electronics, Inc.	112,000	599,855
E.Sun Financial Holding Co. Ltd.	395,380	240,365
Eclat Textile Co. Ltd.	7,160	71,768
Eva Airways Corp.	71,073	37,710
Evergreen Marine Corp. Taiwan Ltd. (c)	83,830	39,232
Far Eastern New Century Corp.	210,607	182,598
Far EasTone Telecommunications Co. Ltd.	95,000	233,249
Feng TAY Enterprise Co. Ltd.	16,150	64,356
First Financial Holding Co. Ltd.	465,604	283,880
Formosa Chemicals & Fibre Corp.	181,360	564,217
Formosa Petrochemical Corp.	74,000	258,484
Formosa Plastics Corp.	254,040	757,549
Formosa Taffeta Co. Ltd.	31,000	33,106
Foxconn Technology Co. Ltd.	43,007	131,125
Fubon Financial Holding Co. Ltd.	334,952	546,322

Common Stocks	Shares	Value
Taiwan (continued)
Giant Manufacturing Co. Ltd.	10,000	$59,179
Highwealth Construction Corp.	62,400	109,701
Hiwin Technologies Corp.	11,088	69,548
Hon Hai Precision Industry Co. Ltd.	935,000	2,804,147
Hotai Motor Co. Ltd.	8,000	93,704
HTC Corp. (c)	27,050	69,083
Hua Nan Financial Holdings Co. Ltd.	376,928	210,543
Innolux Corp.	658,494	272,442
Inventec Co. Ltd.	218,470	163,811
Largan Precision Co. Ltd.	6,000	944,999
Lite-On Technology Corp.	99,816	172,049
MediaTek, Inc.	98,255	696,211
Mega Financial Holding Co. Ltd.	660,110	532,664
Merida Industry Co. Ltd.	8,150	43,126
Micro-Star International Co. Ltd.	43,000	100,067
Nan Ya Plastics Corp.	251,790	596,535
Nien Made Enterprise Co. Ltd.	9,000	83,944
Novatek Microelectronics Corp.	23,000	89,073
OBI Pharma, Inc. (c)	9,000	81,031
Pegatron Corp.	105,000	310,836
Phison Electronics Corp.	15,000	134,668
Pou Chen Corp.	92,000	127,328
Powertech Technology, Inc.	70,100	203,995
President Chain Store Corp.	37,000	304,806
Quanta Computer, Inc.	138,000	280,581
Realtek Semiconductor Corp.	23,240	83,095
Ruentex Development Co. Ltd. (c)	47,757	57,224
Ruentex Industries Ltd.	17,521	28,180
Shin Kong Financial Holding Co. Ltd. (c)	292,832	85,394
Siliconware Precision Industries Co.	139,848	228,181
Sino Biopharmaceutical Ltd.	321,000	264,344
SinoPac Financial Holdings Co. Ltd.	518,842	161,929
Standard Foods Corp.	7,060	17,545
Synnex Technology International Corp.	31,500	33,896
TaiMed Biologics, Inc. (c)	15,000	88,027
Taishin Financial Holding Co. Ltd.	321,063	133,823
Taiwan Business Bank	254,176	70,360
Taiwan Cement Corp.	226,000	270,380
Taiwan Cooperative Financial Holding Co. Ltd.	831,121	413,673
Taiwan Fertilizer Co. Ltd.	12,000	16,609
Taiwan Mobile Co. Ltd.	98,800	362,975
Taiwan Semiconductor Manufacturing Co. Ltd.	1,435,000	8,998,358
Teco Electric and Machinery Co. Ltd.	39,000	39,653
Transcend Information, Inc.	29,000	95,007
Uni-President Enterprises Corp.	251,950	472,342
United Microelectronics Corp.	488,000	195,741

BLACKROCK TOTAL INTERNATIONAL EX U.S. INDEX MASTER PORTFOLIO	MARCH 31, 2017	19

Schedule of Investments (continued)	BlackRock Total International ex U.S. Index Master Portfolio

Common Stocks	Shares	Value
Taiwan (continued)
Vanguard International Semiconductor Corp.	86,000	$163,770
Wistron Corp.	125,642	115,124
WPG Holdings Ltd.	216,270	271,564
Yuanta Financial Holding Co. Ltd.	862,260	363,721
Yulon Motor Co. Ltd.	231,000	215,072
Zhen Ding Technology Holding Ltd.	14,710	34,566

		31,521,122
Thailand — 0.5%
Advanced Info Service PCL — NVDR (b)	52,400	271,434
Airports of Thailand PCL — NVDR	265,000	302,709
Bangkok Bank PCL, Foreign Registered Shares (b)	30,500	165,168
Bangkok Dusit Medical Services PCL — NVDR	276,700	170,714
Banpu PCL — NVDR	29,500	17,007
BEC World PCL — NVDR	16,900	8,558
BTS Group Holdings PCL — NVDR	860,600	211,657
Bumrungrad Hospital PCL — NVDR (b)	22,400	119,289
Central Pattana PCL — NVDR	119,500	197,376
Charoen Pokphand Foods PCL — NVDR	204,000	164,762
CP ALL PCL — NVDR	280,500	481,478
Delta Electronics Thailand PCL — NVDR	20,000	50,921
Energy Absolute PCL — NVDR (b)	45,000	36,330
Glow Energy PCL — NVDR	53,900	129,398
Home Product Center PCL — NVDR	82,832	23,257
Indorama Ventures PCL — NVDR	39,200	40,211
IRPC PCL — NVDR	492,400	73,804
Kasikornbank PCL — NVDR	36,500	200,857
Kasikornbank PCL, Foreign Registered Shares	80,700	444,019
Krung Thai Bank PCL — NVDR	143,775	85,363
Minor International PCL — NVDR	146,680	156,891
PTT Exploration & Production PCL — NVDR	76,522	207,123
PTT Global Chemical PCL — NVDR	110,168	234,827
PTT PCL — NVDR	62,500	703,869
Siam Cement PCL — NVDR	5,700	89,579
Siam Cement PCL, Foreign Registered Shares	23,000	361,411
Siam Commercial Bank PCL — NVDR	82,400	390,897
Thai Oil PCL — NVDR	92,900	204,138
Thai Union Group PCL — NVDR	14,800	9,219
TMB Bank PCL — NVDR	271,500	19,277
True Corp. PCL — NVDR (b)	355,740	70,391

		5,641,934

Common Stocks	Shares	Value
Turkey — 0.2%
Akbank TAS	156,050	$366,379
Anadolu Efes Biracilik Ve Malt Sanayii AS	28,262	154,128
Arcelik AS	3,960	24,705
BIM Birlesik Magazalar AS	8,104	124,608
Coca-Cola Icecek AS	4,750	46,591
Emlak Konut Gayrimenkul Yatirim Ortakligi AS	226,344	180,608
Eregli Demir ve Celik Fabrikalari TAS	51,754	84,044
Ford Otomotiv Sanayi	2,700	26,433
Haci Omer Sabanci Holding AS	32,457	89,301
KOC Holding AS	17,992	76,005
Petkim Petrokimya Holding	56,271	78,524
TAV Havalimanlari Holding AS	2,171	8,653
Tofas Turk Otomobil Fabrikasi AS	4,704	35,245
Tupras Turkiye Petrol Rafinerileri AS	5,076	126,108
Turk Hava Yollari (b)(c)	26,638	40,096
Turk Telekomunikasyon AS	10,009	16,250
Turkcell Iletisim Hizmetleri AS (c)	33,444	110,171
Turkiye Garanti Bankasi AS	133,513	325,586
Turkiye Halk Bankasi (b)	58,372	166,584
Turkiye Is Bankasi, Class C	88,347	161,238
Turkiye Sise ve Cam Fabrikalari AS	42,918	49,264
Turkiye Vakiflar Bankasi Tao, Class D	173,038	255,314
Ulker Biskuvi Sanayi (b)	3,956	20,104
Yapi ve Kredi Bankasi (c)	65,139	68,075

		2,634,014
United Arab Emirates — 0.2%
Abu Dhabi Commercial Bank PJSC	80,031	148,286
Aldar Properties PJSC	334,873	206,096
DP World Ltd.	10,522	226,223
Dubai Islamic Bank PJSC	36,085	54,989
Emaar Malls Group PJSC	81,000	58,284
Emaar Properties PJSC	172,958	343,993
Emirates Telecommunications Group Co. PJSC	97,764	480,696
First Gulf Bank PJSC	112,849	396,625
Mediclinic International PLC	17,716	158,234
National Bank of Abu Dhabi PJSC	28,159	78,584

		2,152,010
United Kingdom — 10.8%
3i Group PLC	63,501	596,215
Aberdeen Asset Management PLC	47,482	157,563
Admiral Group PLC	11,495	286,420
Anglo American PLC (c)	79,157	1,209,440
Antofagasta PLC	26,475	276,416
Ashtead Group PLC	28,775	595,622
Associated British Foods PLC	23,401	764,410
AstraZeneca PLC	72,825	4,477,795

20	BLACKROCK TOTAL INTERNATIONAL EX U.S. INDEX MASTER PORTFOLIO	MARCH 31, 2017

Schedule of Investments (continued)	BlackRock Total International ex U.S. Index Master Portfolio

Common Stocks	Shares	Value
United Kingdom (continued)
Auto Trader Group PLC (d)	57,831	$283,827
Aviva PLC	227,430	1,517,654
Babcock International Group PLC	15,027	166,042
BAE Systems PLC	180,695	1,454,268
Barclays PLC	1,003,350	2,832,236
Barratt Developments PLC	48,277	330,699
Berkeley Group Holdings PLC	8,364	336,313
BHP Billiton PLC	126,707	1,954,318
BP PLC	1,101,910	6,342,721
British American Tobacco PLC	108,737	7,214,267
British Land Co. PLC	59,232	452,774
BT Group PLC	489,838	1,955,981
Bunzl PLC	19,227	558,842
Burberry Group PLC	26,661	575,363
Capita PLC (b)	33,043	233,701
Carnival PLC	11,788	675,662
Centrica PLC	319,782	870,763
Cobham PLC	98,005	163,395
Coca-Cola European Partners PLC	12,846	479,824
Compass Group PLC	96,501	1,821,959
Croda International PLC	7,020	313,558
Diageo PLC	143,929	4,121,434
Direct Line Insurance Group PLC	92,064	400,555
Dixons Carphone PLC	53,496	213,069
easyJet PLC	8,921	114,695
Fiat Chrysler Automobiles NV (c)	45,604	498,238
G4S PLC	93,084	354,847
GKN PLC	101,475	462,195
GlaxoSmithKline PLC	282,916	5,882,656
Hammerson PLC	42,497	303,869
Hargreaves Lansdown PLC	17,892	291,446
Hikma Pharmaceuticals PLC (b)	8,947	222,237
HSBC Holdings PLC	1,140,956	9,306,606
IMI PLC	17,672	264,394
Imperial Brands PLC	56,958	2,760,393
Inmarsat PLC	25,312	269,667
InterContinental Hotels Group PLC	9,130	447,178
Intertek Group PLC	10,248	504,435
Intu Properties PLC	53,493	187,148
Investec PLC	45,329	309,092
ITV PLC	194,650	534,346
J. Sainsbury PLC (b)	100,607	333,229
Johnson Matthey PLC	10,060	388,135
Kingfisher PLC	117,839	482,149
Land Securities Group PLC	41,762	554,651
Legal & General Group PLC	329,570	1,020,494
Lloyds Banking Group PLC	3,771,963	3,137,067
London Stock Exchange Group PLC	18,449	733,983
Marks & Spencer Group PLC	87,368	369,031
Meggitt PLC	42,920	239,549
Merlin Entertainments PLC (d)	43,755	263,013
Mondi PLC	22,706	548,608
National Grid PLC	226,321	2,871,403
Next PLC	7,051	381,437

Common Stocks	Shares	Value
United Kingdom (continued)
Old Mutual PLC	291,686	$734,078
Pearson PLC	43,957	374,815
Persimmon PLC	18,050	473,571
Petrofac Ltd.	23,531	271,814
Provident Financial PLC	7,347	276,056
Prudential PLC	148,888	3,145,007
Randgold Resources Ltd.	5,702	498,242
Reckitt Benckiser Group PLC	36,418	3,324,662
RELX NV (b)	55,838	1,035,884
RELX PLC	61,684	1,207,659
Rio Tinto PLC	71,751	2,889,247
Rolls-Royce Holdings PLC (c)	104,494	987,161
Royal Bank of Scotland Group PLC (c)	212,595	644,640
Royal Mail PLC	43,082	229,457
RSA Insurance Group PLC	54,630	401,197
Sage Group PLC	57,581	454,858
Schroders PLC	7,414	281,374
Segro PLC	55,041	314,690
Severn Trent PLC	12,513	373,251
Shire PLC	51,157	2,980,771
Sky PLC	66,246	810,175
Smith & Nephew PLC	51,185	779,332
Smiths Group PLC	22,769	462,631
SSE PLC	63,897	1,180,886
St. James’s Place PLC	26,679	355,123
Standard Chartered PLC (c)	187,906	1,797,307
Standard Life PLC	117,235	521,268
Tate & Lyle PLC	29,549	283,157
Taylor Wimpey PLC	224,715	543,537
Tesco PLC (c)	458,240	1,066,491
Travis Perkins PLC	13,060	247,761
Unilever PLC	74,492	3,674,486
United Utilities Group PLC	37,850	471,269
Vodafone Group PLC	1,538,778	4,010,031
Weir Group PLC	13,734	330,374
Whitbread PLC	9,265	459,726
William Hill PLC	49,735	181,375
WM Morrison Supermarkets PLC	110,313	331,963
Wolseley PLC	14,458	910,298
Worldpay Group PLC (d)	88,773	328,213
WPP PLC	77,812	1,705,567

		119,018,701
United States — 0.1%
Yum China Holdings, Inc. (c)	22,537	613,006
Total Common Stocks — 98.3%		1,081,693,263

BLACKROCK TOTAL INTERNATIONAL EX U.S. INDEX MASTER PORTFOLIO	MARCH 31, 2017	21

Schedule of Investments (continued)	BlackRock Total International ex U.S. Index Master Portfolio

Preferred Stock	Shares	Value
Germany — 0.2%
Volkswagen AG, Preference Shares, 0.00%	10,969	$1,599,066
Total Preferred Securities — 0.2%		1,599,066

Rights
Brazil — 0.0%
Itausa — Investimentos Itau SA (c)	4,086	12,399
Germany — 0.0%
Deutsche Bank AG (Expires 04/06/17) (b)(c)	81,371	194,447
Qatar — 0.0%
Doha Bank QSC (Expires 05/09/17) (c)	1,215	2,135
South Africa — 0.0%
Life Healthcare Group Holdings Ltd. (Expires 04/13/17) (c)	34,172	11,462
Total Rights — 0.0%		220,443
Total Long-Term Investments (Cost — $1,017,501,956) — 98.5%		1,083,512,772

Short-Term Securities	Shares	Value
BlackRock Cash Funds: Institutional, SL Agency Shares, 1.11% (e)(f)(g)	97,183,260	$97,222,133
BlackRock Cash Funds: Treasury, SL Agency Shares, 0.68% (e)(f)	4,892,203	4,892,203

		102,114,336
Total Short-Term Securities (Cost — $102,091,464) — 9.3%		102,114,336
Total Investments (Cost — $1,119,593,420*) — 107.8%		1,185,627,108
Liabilities in Excess of Other Assets — (7.8)%		(85,480,653)

Net Assets — 100.0%		$1,100,146,455

*	As of March 31, 2017, gross unrealized appreciation and depreciation based on cost for U.S. federal income tax purposes were as follows:

Tax cost	$1,124,066,400

Gross unrealized appreciation	$128,775,842
Gross unrealized depreciation	(67,215,134)

Net unrealized appreciation	$61,560,708

22	BLACKROCK TOTAL INTERNATIONAL EX U.S. INDEX MASTER PORTFOLIO	MARCH 31, 2017

Schedule of Investments (continued)	BlackRock Total International ex U.S. Index Master Portfolio

Notes to Schedule of Investments

(a)	A security contractually bound to one or more other securities to form a single saleable unit which cannot be sold separately.

(b)	Security, or a portion of the security, is on loan.

(c)	Non-income producing security.

(d)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(e)	During the period ended March 31, 2017, investments in issuers considered to be affiliates of the Master Portfolio for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares Held at December 31, 2016	Net Activity	Shares Held at March 31, 2017	Value at March 31, 2017	Income		Net Realized Gain	Change in Unrealized Appreciation
BlackRock Cash Funds: Institutional, SL Agency Shares	85,655,946	11,527,314	97,183,260	$97,222,133	$135,240	[1]	$425	$15,163
BlackRock Cash Funds: Treasury, SL Agency Shares	6,264,403	(1,372,200)	4,892,203	$4,892,203	8,754		—	—
Total				$102,114,336	$143,994		$425	$15,163

[1]     Represents all or a portion of securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees, and collateral investment expenses, and other payments to and from borrower of securities.

(f)	Current yield as of period end.

(g)	All or a portion of security was purchased with the cash collateral from loaned securities.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
Contracts Long	Issue	Expiration	Notional Value	Unrealized Appreciation (Depreciation)
118	E-Mini MSCI EAFE Index	June 2017	$10,513,800	$157,636
53	MSCI Emerging Markets Mini Index	June 2017	$2,547,710	62,337
34	S&P/TSX 60 Index	June 2017	$1,165,974	(965)
Total				$219,008

Portfolio Abbreviations

ADR	American Depositary Receipts
CVA	Certificaten Van Aandelen (Dutch Certificate)
GDR	Global Depositary Receipt
MSCI	Morgan Stanley Capital International
NVDR	Non-voting Depository Receipts
OJSC	Open Joint Stock Company
PCL	Public Company Limited
PJSC	Public Joint Stock Company
REIT	Real Estate Investment Trust
S&P	Standard and Poor’s

BLACKROCK TOTAL INTERNATIONAL EX U.S. INDEX MASTER PORTFOLIO	MARCH 31, 2017	23

Schedule of Investments (continued)	BlackRock Total International ex U.S. Index Master Portfolio

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Master Portfolio has the ability to access

•

Level 2 — other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Master Portfolio’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the BlackRock Global Valuation Methodologies Committee (the “Global Valuation Committee”) in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds private companies. There may not be a secondary market, and/or there are a limited number of investors. Level 3 investments may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the Global Valuation Committee in the absence of market information.

Changes in valuation techniques may result in transfers into or out of an assigned level within the hierarchy. In accordance with the Master Portfolio’s policy, transfers between different levels of the fair value hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments and derivative financial instruments is based on the pricing transparency of the investments and derivative financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Master Portfolio’s policy regarding valuation of investments and derivative financial instruments, refer to the Master Portfolio’s most recent financial statements as contained in its annual report.

The following tables summarize the Master Portfolio’s investments and derivative financial instruments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Common Stocks:
Australia	—	$57,179,186	—	$57,179,186
Austria	—	1,526,217	—	1,526,217
Belgium	—	8,707,930	—	8,707,930
Brazil	$19,545,577	12,399	—	19,557,976
Canada	74,423,471	—	—	74,423,471
Chile	3,237,715	—	—	3,237,715
China	15,495,326	42,775,370	—	58,270,696
Colombia	1,079,250	—	—	1,079,250
Czech Republic	245,558	168,119	—	413,677
Denmark	—	12,412,938	—	12,412,938
Finland	—	7,287,111	—	7,287,111
France	—	76,046,887	—	76,046,887
Germany	1,034,531	68,716,178	—	69,750,709
Greece	291,238	557,512	—	848,750
Hong Kong	825,850	34,788,923	—	35,614,773
Hungary	—	713,816	—	713,816
India	3,256,926	19,385,592	—	22,642,518
Indonesia	—	6,397,965	—	6,397,965
Ireland	742,438	4,734,978	—	5,477,416

24	BLACKROCK TOTAL INTERNATIONAL EX U.S. INDEX MASTER PORTFOLIO	MARCH 31, 2017

Schedule of Investments (concluded)	BlackRock Total International ex U.S. Index Master Portfolio

	Level 1	Level 2	Level 3	Total
Assets:
Investments (continued):
Common Stocks (concluded):
Israel	$3,313,335	$1,712,957	—	$5,026,292
Italy	—	14,976,170	—	14,976,170
Japan	—	176,985,290	—	176,985,290
Luxembourg	—	443,512	—	443,512
Malaysia	1,432,586	4,810,744	—	6,243,330
Malta	—	106,728	—	106,728
Mexico	9,327,164	219,413	—	9,546,577
Netherlands	6,888,357	31,564,038	—	38,452,395
New Zealand	28,205	1,222,748	—	1,250,953
Norway	—	4,832,856	—	4,832,856
Peru	1,072,619	—	—	1,072,619
Philippines	253,262	2,628,624	—	2,881,886
Poland	124,142	2,897,577	—	3,021,719
Portugal	—	1,112,410	—	1,112,410
Qatar	1,542,491	595,613	—	2,138,104
Romania	115,012	—	—	115,012
Russia	781,026	9,023,467	—	9,804,493
Singapore	—	10,028,207	—	10,028,207
South Africa	443,221	15,224,928	—	15,668,149
South Korea	1,864,157	36,610,823	—	38,474,980
Spain	—	25,173,978	—	25,173,978
Sweden	—	21,651,002	—	21,651,002
Switzerland	1,507,001	68,022,211	—	69,529,212
Taiwan	—	31,521,122	—	31,521,122
Thailand	8,558	5,633,376	—	5,641,934
Turkey	—	2,634,014	—	2,634,014
United Arab Emirates	304,807	1,847,203	—	2,152,010
United Kingdom	233,701	118,785,000	—	119,018,701
United States	613,006	—	—	613,006
Preferred Stock	—	1,599,066	—	1,599,066
Rights	205,909	2,135	—	208,044
Short-Term Securities	102,114,336	—	—	102,114,336

Total	$252,350,775	$933,276,333	—	$1,185,627,108

Derivative Financial Instruments[1]
Assets:
Equity contracts	$219,973	—	—	$219,973
Liabilities:
Equity contracts	(965)	—	—	(965)

Total	$219,008	—	—	$219,008

[1] Derivative financial instruments are futures contracts which are valued at the unrealized appreciation (depreciation) on the instrument and options written are shown at value.

During the period ended March 31, 2017, there were no transfers between levels.

BLACKROCK TOTAL INTERNATIONAL EX U.S. INDEX MASTER PORTFOLIO	MARCH 31, 2017	25

Schedule of Investments March 31, 2017 (Unaudited)	Treasury Money Market Master Portfolio (Percentages shown are based on Net Assets)

U.S. Treasury Obligations	Par (000)	Value
U.S. Treasury Bills (a):
0.64%, 4/13/17	$308,000	$307,946,005
0.71%, 4/20/17	1,005,000	1,004,592,549
0.52%, 5/04/17	300,000	299,866,958
0.51%, 5/11/17	117,280	117,217,681
0.52%, 6/01/17	199,500	199,331,616
0.75%, 6/22/17	107,740	107,563,752
0.60%, 7/13/17	80,535	80,401,397
0.63%, 8/10/17	100,000	99,777,833
0.68%, 8/24/17	80,000	79,787,089
0.85%, 9/07/17	100,000	99,635,847
0.92%, 9/28/17	100,000	99,552,528
U.S. Treasury Notes:
0.88%, 4/15/17	57,000	57,001,052
4.50%, 5/15/17	27,795	27,918,367
0.63%, 5/31/17	150,270	150,268,832
0.63% - 2.50%, 6/30/17	57,765	57,816,837
0.88%, 7/15/17	40,255	40,294,113
0.50%, 7/31/17	65,955	65,948,265
0.88% - 4.75%, 8/15/17	13,635	13,811,671
0.63%, 8/31/17	25,520	25,517,603
1.00%, 9/15/17	130,000	130,110,672
0.95%, 10/31/17 (b)	59,036	59,056,004
0.88% - 4.25%, 11/15/17	118,475	118,554,038

U.S. Treasury Obligations	Par (000)	Value
U.S. Treasury Notes (continued):
0.88%, 1/31/18	$49,900	$49,836,865
1.05%, 1/31/18 (b)	158,320	158,368,926
3.50%, 2/15/18	50,355	51,444,506
0.75%, 2/28/18	27,365	27,325,490
1.00%, 3/15/18	65,000	65,045,877
2.88%, 3/31/18	50,000	50,874,102
0.97%, 4/30/18 (b)	259,030	259,121,374
0.96%, 7/31/18 (b)	52,020	52,017,423
0.95%, 10/31/18 (b)	143,455	143,448,345
0.92%, 1/31/19 (b)	32,535	32,535,000
Total U.S. Treasury Obligations — 63.3%		4,131,988,617

Total Repurchase Agreements — 36.5%		2,387,700,000
Total Investments (Cost — $6,519,688,617*) — 99.8%		6,519,688,617
Other Assets Less Liabilities — 0.2%		10,830,028

Net Assets — 100.0%		$6,530,518,645

Notes to Schedule of Investments

*	Cost for federal income tax purposes.

(a)	Rates are discount rates or a range of discount rates paid at the time of purchase.

(b)	Variable rate security. Rate as of period end.

Repurchase Agreements

	Repurchase Agreements						Collateral
Counterparty	Coupon Rate	Purchase Date	Maturity Date	Par (000)	at Value (000)	Proceeds including Interest	Position	Original Par	Position received, at Value
Bank of Montreal	0.77%	3/31/17	4/03/17	$10,000	$10,000	$10,000,642	U.S. Treasury Obligations, 1.00% to 3.00%, due 9/15/17 to 5/15/45	$10,160,100	$10,200,085
Bank of Nova Scotia	0.79%	3/31/17	4/03/17	243,000	243,000	243,015,998	U.S. Treasury Obligations, 0.13% to 3.63%, due 8/31/19 to 5/15/46	249,800,600	247,876,348
BNP Paribas Securities Corp.	0.80%	3/31/17	4/03/17	447,200	447,200	447,229,813	U.S. Treasury Obligations, 0.00% to 3.00%, due 11/15/18 to 2/15/45	483,124,296	456,144,000
Citigroup Global Markets, Inc.	0.80%[1]	3/31/17	4/03/17	175,000	175,000	175,011,667	U.S. Treasury Obligations, 1.75% to 2.88%, due 3/31/22 to 5/15/43	181,104,446	178,500,006
Credit Agricole Corp.	0.80%[1]	3/31/17	4/03/17	305,000	305,000	305,020,333	U.S. Treasury Obligations, 0.75% to 6.75%, due 1/15/18 to 8/15/26	260,566,734	311,100,063

TREASURY MONEY MARKET MASTER PORTFOLIO	MARCH 31, 2017	1

Schedule of Investments (continued)	Treasury Money Market Master Portfolio

	Repurchase Agreements						Collateral
Counterparty	Coupon Rate	Purchase Date	Maturity Date	Par (000)	at Value (000)	Proceeds including Interest	Position	Original Par	Position received, at Value
HSBC Securities (USA), Inc.	0.75%	3/28/17	4/04/17	$50,500	$50,500	$50,507,365	U.S. Treasury Obligations, 1.50% to 6.50%, due 10/31/19 to 11/15/26	$44,520,300	$51,516,181
	0.78%[2]	3/31/17	4/03/17	200,000	200,000	200,013,000	U.S. Treasury Obligations, 1.13% to 6.38%, due 1/31/19 to 2/15/43	176,312,762	204,000,601
	0.78%	3/31/17	4/03/17	180,000	180,000	180,011,700	U.S. Treasury Obligations, 0.75% to 3.13%, due 8/31/17 to 8/31/23	184,012,800	183,600,991

Total HSBC Securities (USA), Inc.					$430,500				$439,117,773
Merrill Lynch, Pierce, Fenner & Smith, Inc.	0.80%	3/31/17	4/03/17	69,000	69,000	69,004,600	U.S. Treasury Obligations, 0.00% to 1.75%, due 4/27/17 to 3/31/22	70,486,200	70,380,055
Mitsubishi UFJ Securities USA, Inc.	0.77%	3/31/17	4/03/17	250,000	250,000	250,016,042	U.S. Treasury Obligations, 0.00% to 6.63%, due 10/12/17 to 11/15/43	242,215,300	255,000,087
Morgan Stanley & Co. LLC	0.75%	3/31/17	4/03/17	15,000	15,000	15,000,938	U.S. Treasury Obligations, 1.50% to 2.88%, due 1/31/22 to 11/15/46	15,590,900	15,300,056
RBC Capital Markets LLC	0.78%	3/31/17	4/03/17	13,000	13,000	13,000,845	U.S. Treasury Obligations, 0.00% to 1.63%, due 8/31/20 to 8/15/43	17,368,072	13,260,082
SG Americas Securities LLC	0.78%	3/31/17	4/03/17	100,000	100,000	100,006,500	U.S. Treasury Obligations, 0.63% to 3.63%, due 6/30/18 to 5/15/42	63,090,600	102,000,045
TD Securities (USA) LLC	0.80%	3/31/17	4/03/17	330,000	330,000	330,022,000	U.S. Treasury Obligations, 0.00% to 3.38%, due 1/15/29 to 2/15/44	413,888,100	336,600,163
Total					$2,387,700				$2,435,478,763

[1] Traded in a joint account. [2] Variable rate security. Rate as of period end and maturity is the date the principal owed can be recovered through demand.

2	TREASURY MONEY MARKET MASTER PORTFOLIO	MARCH 31, 2017

Schedule of Investments (concluded)	Treasury Money Market Master Portfolio

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Master Portfolio has the ability to access

•

Level 2 — other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Master Portfolio’s own assumptions used in determining the fair value of investments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Changes in valuation techniques may result in transfers into or out of an assigned level within the hierarchy. In accordance with the Master Portfolio’s policy, transfers between different levels of the fair value hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments is based on the pricing transparency of the investments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Master Portfolio’s policy regarding valuation of investments, refer to the Master Portfolio’s most recent financial statements as contained in its annual report.

The following table summarizes the Master Portfolio’s investments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Short-Term Securities[1]	—	$6,519,688,617	—	$6,519,688,617
[1] See above Schedule of Investments for values in each security type.

During the period ended March 31, 2017, there were no transfers between levels.

TREASURY MONEY MARKET MASTER PORTFOLIO	MARCH 31, 2017	3

Schedule of Investments March 31, 2017 (Unaudited)	BlackRock U.S. Total Bond Index Master Portfolio (Percentages shown are based on Net Assets)

Asset-Backed Securities	Par (000)	Value
BMW Vehicle Owner Trust, Series 2014-A, Class A4, 1.50%, 2/25/21	$200	$200,096
Carmax Auto Owner Trust 2016-3, Series 2016-3, Class A3, 1.39%, 5/17/21	3,000	2,974,316
Citibank Credit Card Issuance Trust, Series 2016 - A1, Class A1, 1.75%, 11/19/21	3,000	2,995,097
GE Capital Credit Card Master Note Trust, Series 2013-1, Class A, 1.35%, 3/15/21	750	749,094
Honda Auto Receivables Owner Trust, Series 2015-3, Class A4, 1.56%, 10/18/21	2,000	1,997,346
Synchrony Credit Card Master Note Trust, Series 2015-1, Class A, 2.37%, 3/15/23	3,000	3,030,486
Toyota Auto Receivables Owner Trust, Series 2014-C, Class A4, 1.44%, 4/15/20	200	200,072
Total Asset-Backed Securities — 0.3%		12,146,507

Corporate Bonds
Aerospace & Defense — 0.4%
Boeing Co.:
2.35%, 10/30/21	75	75,057
1.88%, 6/15/23	500	476,044
6.13%, 2/15/33	100	127,811
3.30%, 3/01/35	65	60,915
3.38%, 6/15/46	250	228,219
Crane Co., 4.45%, 12/15/23	125	131,161
Dover Corp., 3.15%, 11/15/25	250	251,526
Eaton Corp.:
2.75%, 11/02/22	250	248,258
4.00%, 11/02/32	200	202,697
4.15%, 11/02/42	250	246,398
Embraer Netherlands Finance BV:
5.05%, 6/15/25	250	257,000
5.40%, 2/01/27	500	515,740
General Dynamics Corp.:
3.88%, 7/15/21	50	53,011
2.25%, 11/15/22	500	492,207
Harris Corp.:
3.83%, 4/27/25	500	508,997
4.85%, 4/27/35	65	69,436
Honeywell International, Inc., Series 30, 5.38%, 3/01/41	500	601,037
Illinois Tool Works, Inc., 2.65%, 11/15/26	500	481,389

Corporate Bonds	Par (000)	Value
Aerospace & Defense (continued)
L-3 Communications Corp., 4.95%, 2/15/21	$250	$268,626
Lockheed Martin Corp.:
2.50%, 11/23/20	1,000	1,006,907
3.55%, 1/15/26	250	254,086
3.60%, 3/01/35	65	61,966
4.07%, 12/15/42	100	98,166
3.80%, 3/01/45	500	469,558
4.70%, 5/15/46	750	812,365
Northrop Grumman Corp.:
1.75%, 6/01/18	250	250,414
3.25%, 8/01/23	500	511,300
4.75%, 6/01/43	375	404,011
Parker-Hannifin Corp.:
4.20%, 11/21/34	250	257,167
4.10%, 3/01/47 (a)	500	503,001
Precision Castparts Corp.:
2.50%, 1/15/23	150	148,026
4.20%, 6/15/35	250	256,025
Raytheon Co.:
4.88%, 10/15/40	250	283,245
4.70%, 12/15/41	100	110,805
Tyco Electronics Group SA, 3.45%, 8/01/24	75	75,453
United Technologies Corp.:
1.78%, 5/04/18 (b)	500	499,859
3.10%, 6/01/22	600	617,519
5.70%, 4/15/40	300	365,472
4.50%, 6/01/42	950	1,005,446
4.15%, 5/15/45	250	250,571
3.75%, 11/01/46	750	704,151

		14,241,042
Air Freight & Logistics — 0.1%
FedEx Corp.:
4.00%, 1/15/24	250	264,605
3.25%, 4/01/26	545	540,134
3.90%, 2/01/35	190	182,619
3.88%, 8/01/42	50	45,646
4.75%, 11/15/45	160	163,865
4.55%, 4/01/46	750	749,437
United Parcel Service, Inc.:
5.13%, 4/01/19	50	53,430
3.13%, 1/15/21	500	518,239
2.45%, 10/01/22	500	501,199
6.20%, 1/15/38	100	130,647
3.40%, 11/15/46	220	200,200

		3,350,021
Airlines — 0.0%
American Airlines Pass-Through Trust:
Series 2013-2, Class A, 4.95%, 7/15/24	152	161,922

BLACKROCK U.S. TOTAL BOND INDEX MASTER PORTFOLIO	MARCH 31, 2017	1

Schedule of Investments (continued)	BlackRock U.S. Total Bond Index Master Portfolio

Corporate Bonds	Par (000)	Value
Airlines (continued)
American Airlines Pass-Through Trust (continued):
Series 2016-2, Class AA, 3.20%, 12/15/29	$500	$489,090
Continental Airlines Pass-Through Trust, Series 2012-1, Class A, 4.15%, 10/11/25	41	43,328
Southwest Airlines Co., 2.75%, 11/06/19	75	76,195
United Airlines Pass-Through Trust:
Series 2013-1, Class A, 4.30%, 2/15/27	175	182,685
Series 2016-1, Class AA, 3.10%, 1/07/30	500	491,875
US Airways 2013-1 Class A Pass Through Trust, 3.95%, 5/15/27	210	214,630

		1,659,725
Auto Components — 0.0%
BorgWarner, Inc., 3.38%, 3/15/25	70	69,608
Delphi Automotive PLC, 4.40%, 10/01/46	500	476,398

		546,006
Automobiles — 0.1%
Ford Motor Co.:
4.35%, 12/08/26	750	764,792
7.45%, 7/16/31	150	189,198
4.75%, 1/15/43	350	328,817
5.29%, 12/08/46	500	498,850
General Motors Co.:
4.88%, 10/02/23	600	640,148
5.00%, 4/01/35	750	742,116
6.60%, 4/01/36	250	287,430
5.20%, 4/01/45	250	245,053
6.75%, 4/01/46	275	322,379

		4,018,783
Banks — 3.2%
Australia & New Zealand Banking Group Ltd.:
2.25%, 6/13/19	250	251,497
2.30%, 6/01/21	1,000	988,205
Bancolombia SA, 5.95%, 6/03/21	100	109,625
Bank of Montreal:
1.40%, 4/10/18	730	728,682
1.35%, 8/28/18	1,000	995,334
Bank of New York Mellon Corp.:
2.20%, 5/15/19	250	251,892
2.30%, 9/11/19	500	504,739
2.45%, 11/27/20	190	191,066
2.50%, 4/15/21	250	250,655
2.05%, 5/03/21	500	493,407
3.55%, 9/23/21	50	52,081

Corporate Bonds	Par (000)	Value
Banks (continued)
Bank of New York Mellon Corp. (continued):
2.60%, 2/07/22	$1,000	$1,000,449
2.20%, 8/16/23	1,000	960,056
3.00%, 2/24/25	105	103,864
2.80%, 5/04/26	70	67,808
Bank of Nova Scotia:
2.05%, 10/30/18	250	251,513
1.95%, 1/15/19	250	250,841
2.45%, 3/22/21	500	499,841
4.50%, 12/16/25	250	261,183
Barclays PLC:
3.25%, 1/12/21	1,250	1,258,800
3.20%, 8/10/21	750	750,442
4.38%, 9/11/24	500	502,632
3.65%, 3/16/25	450	438,115
5.20%, 5/12/26	250	255,729
BB&T Corp.:
5.25%, 11/01/19	100	107,795
2.45%, 1/15/20	250	252,552
2.63%, 6/29/20	250	252,550
BNP Paribas SA:
5.00%, 1/15/21	100	108,253
3.25%, 3/03/23	250	251,828
4.25%, 10/15/24	250	253,152
BPCE SA:
2.50%, 12/10/18	250	251,690
4.00%, 4/15/24	250	259,316
Branch Banking & Trust Co.:
2.30%, 10/15/18	250	251,742
1.45%, 5/10/19	1,000	989,639
3.80%, 10/30/26	250	259,700
Citizens Bank NA/Providence:
2.50%, 3/14/19	500	503,305
2.55%, 5/13/21	1,000	994,324
Commonwealth Bank of Australia, New York:
2.25%, 3/13/19	250	251,608
2.30%, 3/12/20	250	250,411
Compass Bank:
2.75%, 9/29/19	250	251,526
3.88%, 4/10/25	250	245,410
Cooperatieve Centrale Raiffeisen-Boerenleenbank BA:
2.25%, 1/14/19	250	251,566
4.63%, 12/01/23	500	527,083
3.38%, 5/21/25	500	505,212
5.25%, 5/24/41	25	29,111
5.25%, 8/04/45	250	269,742
Cooperatieve Rabobank UA:
2.50%, 1/19/21	1,000	1,000,998
3.88%, 2/08/22	150	157,902
3.95%, 11/09/22	1,000	1,026,231
4.38%, 8/04/25	250	256,426

2	BLACKROCK U.S. TOTAL BOND INDEX MASTER PORTFOLIO	MARCH 31, 2017

Schedule of Investments (continued)	BlackRock U.S. Total Bond Index Master Portfolio

Corporate Bonds	Par (000)	Value
Banks (continued)
Cooperatieve Rabobank UA (continued):
3.75%, 7/21/26	$500	$487,646
Credit Suisse Group Funding Guernsey Ltd.:
3.13%, 12/10/20	250	251,387
3.45%, 4/16/21	1,000	1,014,428
3.80%, 9/15/22	500	506,804
3.80%, 6/09/23	1,000	1,004,094
3.75%, 3/26/25	500	491,892
4.55%, 4/17/26	250	258,389
4.88%, 5/15/45	250	254,384
Credit Suisse, New York:
2.30%, 5/28/19	600	602,274
5.40%, 1/14/20	150	160,947
3.00%, 10/29/21	250	252,280
3.63%, 9/09/24	250	253,778
Discover Bank/Greenwood Delaware:
7.00%, 4/15/20	500	557,742
3.20%, 8/09/21	1,000	1,012,698
Fifth Third Bancorp:
3.50%, 3/15/22	100	102,568
4.30%, 1/16/24	250	261,130
8.25%, 3/01/38	425	605,429
Fifth Third Bank:
2.30%, 3/15/19	1,000	1,006,762
2.88%, 10/01/21	200	202,416
3.85%, 3/15/26	500	503,993
HSBC Bank USA NA, 4.88%, 8/24/20	500	535,514
HSBC Finance Corp., 6.68%, 1/15/21	161	181,996
HSBC Holdings PLC:
3.40%, 3/08/21	500	511,361
2.95%, 5/25/21	500	502,456
2.65%, 1/05/22	500	493,632
4.88%, 1/14/22	150	162,496
3.60%, 5/25/23	750	762,107
4.25%, 3/14/24	500	507,333
4.25%, 8/18/25	500	503,467
4.30%, 3/08/26	1,000	1,042,387
3.90%, 5/25/26	1,000	1,013,347
4.38%, 11/23/26	2,000	2,015,526
6.50%, 5/02/36	200	244,882
6.50%, 9/15/37	250	307,895
6.80%, 6/01/38	250	320,260
5.25%, 3/14/44	250	270,227
HSBC USA, Inc.:
2.25%, 6/23/19	250	251,075
2.35%, 3/05/20	1,000	1,002,581
2.75%, 8/07/20	250	252,816
Huntington Bancshares, Inc., 3.15%, 3/14/21	250	254,323

Corporate Bonds	Par (000)	Value
Banks (continued)
Intesa Sanpaolo SpA, 5.25%, 1/12/24	$250	$263,065
KeyBank NA:
2.25%, 3/16/20	500	500,714
2.50%, 11/22/21	1,000	994,039
KeyCorp:
2.30%, 12/13/18	340	342,028
2.90%, 9/15/20	500	508,075
5.10%, 3/24/21	100	109,129
KFW:
0.88%, 4/19/18	2,000	1,992,078
4.50%, 7/16/18	500	519,981
1.13%, 8/06/18	1,500	1,495,770
1.13%, 11/16/18	1,500	1,493,172
1.50%, 2/06/19	2,000	2,001,380
1.88%, 4/01/19	500	503,525
1.25%, 9/30/19	2,000	1,980,748
1.50%, 4/20/20	1,250	1,240,100
1.88%, 6/30/20	750	751,635
2.75%, 10/01/20	500	514,671
1.88%, 11/30/20	1,000	997,575
1.63%, 3/15/21	1,250	1,234,384
1.50%, 6/15/21	1,500	1,469,511
2.00%, 11/30/21	2,000	1,991,250
2.13%, 3/07/22	1,000	998,191
2.13%, 1/17/23	200	198,129
2.00%, 5/02/25	2,000	1,933,430
Korea Development Bank, 3.00%, 3/17/19	350	356,541
Landwirtschaftliche Rentenbank:
2.25%, 10/01/21	500	501,996
1.75%, 7/27/26	1,000	929,423
Lloyds Bank PLC, 2.70%, 8/17/20	250	252,786
Lloyds Banking Group PLC:
3.00%, 1/11/22	2,000	1,988,570
4.58%, 12/10/25	250	253,918
4.65%, 3/24/26	250	254,729
5.30%, 12/01/45	250	264,975
Manufacturers & Traders Trust Co., 2.10%, 2/06/20	250	249,613
MUFG Union Bank NA, 2.63%, 9/26/18	250	252,606
National Australia Bank Ltd.:
2.00%, 1/14/19	500	501,152
1.38%, 7/12/19	500	492,780
2.50%, 7/12/26	250	233,979
Oesterreichische Kontrollbank AG:
1.63%, 3/12/19	500	500,082
1.75%, 1/24/20	500	499,545
PNC Bank NA (c):
1.85%, 7/20/18	500	501,097
2.20%, 1/28/19	500	503,409
2.25%, 7/02/19	350	352,562
1.45%, 7/29/19	500	494,236

BLACKROCK U.S. TOTAL BOND INDEX MASTER PORTFOLIO	MARCH 31, 2017	3

Schedule of Investments (continued)	BlackRock U.S. Total Bond Index Master Portfolio

Corporate Bonds	Par (000)	Value
Banks (continued)
PNC Bank NA (c) (continued):
2.30%, 6/01/20	$500	$501,428
2.45%, 11/05/20	1,250	1,255,419
2.15%, 4/29/21	500	495,088
2.95%, 1/30/23	250	250,956
2.95%, 2/23/25	250	246,742
PNC Funding Corp., 3.30%, 3/08/22 (c)	75	77,236
Regions Financial Corp., 3.20%, 2/08/21	1,000	1,016,924
Royal Bank of Canada:
2.20%, 7/27/18	250	251,741
1.80%, 7/30/18	250	250,358
2.00%, 12/10/18	250	250,868
2.15%, 3/06/20	250	249,976
2.50%, 1/19/21	250	251,717
4.65%, 1/27/26	700	740,618
Santander Holdings USA, Inc.:
3.45%, 8/27/18	250	254,269
2.70%, 5/24/19	500	502,366
2.65%, 4/17/20	150	149,302
Santander Issuances SAU, 5.18%, 11/19/25	200	207,513
Santander UK Group Holdings PLC:
2.88%, 10/16/20	65	65,068
3.13%, 1/08/21	75	75,318
2.88%, 8/05/21	1,000	986,986
Santander UK PLC:
2.00%, 8/24/18	195	195,409
2.50%, 3/14/19	500	504,099
2.38%, 3/16/20	250	250,652
Sumitomo Mitsui Banking Corp.:
2.45%, 1/10/19	250	251,885
2.05%, 1/18/19	1,000	1,000,043
2.45%, 1/16/20	250	251,001
2.45%, 10/20/20	750	747,475
Sumitomo Mitsui Financial Group, Inc.:
2.93%, 3/09/21	500	504,194
2.44%, 10/19/21	1,000	988,231
2.85%, 1/11/22	1,000	1,001,670
3.78%, 3/09/26	500	511,000
SunTrust Banks, Inc.:
2.35%, 11/01/18	250	251,609
2.90%, 3/03/21	500	505,995
Svenska Handelsbanken AB, 2.45%, 3/30/21	500	498,711
Toronto-Dominion Bank:
1.40%, 4/30/18	250	249,638
2.25%, 11/05/19	300	301,996
2.13%, 4/07/21	500	495,570
3.63%, 9/15/31 (d)	500	489,625
US Bancorp:
1.95%, 11/15/18	225	226,348

Corporate Bonds	Par (000)	Value
Banks (continued)
US Bancorp (continued):
4.13%, 5/24/21	$50	$53,458
Series V, 2.38%, 7/22/26	500	467,185
US Bank NA:
1.40%, 4/26/19	750	744,523
2.13%, 10/28/19	250	251,181
2.80%, 1/27/25	500	490,641
Wells Fargo & Co.:
2.15%, 1/15/19	250	251,303
2.13%, 4/22/19	350	351,333
1.75%, 5/24/19	1,500	1,495,264
2.15%, 12/06/19	750	752,526
2.15%, 1/30/20	460	460,972
2.60%, 7/22/20	500	504,944
2.55%, 12/07/20	750	753,803
3.00%, 1/22/21	250	254,505
2.50%, 3/04/21	740	737,881
2.10%, 7/26/21	500	489,711
3.45%, 2/13/23	450	454,108
4.13%, 8/15/23	250	261,866
4.48%, 1/16/24	250	266,379
3.00%, 2/19/25	350	341,263
3.55%, 9/29/25	1,000	1,007,395
3.00%, 4/22/26	750	719,791
4.10%, 6/03/26	520	530,914
3.00%, 10/23/26	1,750	1,675,543
4.30%, 7/22/27	500	519,572
5.38%, 11/02/43	400	445,445
5.61%, 1/15/44	306	350,549
4.65%, 11/04/44	345	346,261
3.90%, 5/01/45	150	143,618
4.90%, 11/17/45	500	521,313
4.40%, 6/14/46	600	581,086
4.75%, 12/07/46	850	868,376
Wells Fargo Capital X, 5.95%, 12/01/86	250	267,813
Westpac Banking Corp.:
2.25%, 1/17/19	350	352,109
4.88%, 11/19/19	50	53,444
2.60%, 11/23/20	500	503,733
2.85%, 5/13/26	500	482,593
4.32%, 11/23/31 (d)	750	757,881

		112,336,155
Beverages — 0.8%
Anheuser-Busch Cos. LLC, 6.45%, 9/01/37	100	131,808
Anheuser-Busch InBev Finance, Inc.:
1.90%, 2/01/19	1,000	1,001,450
2.15%, 2/01/19	500	503,236
2.65%, 2/01/21	1,160	1,168,723
2.63%, 1/17/23	500	493,173
3.30%, 2/01/23	1,250	1,272,264

4	BLACKROCK U.S. TOTAL BOND INDEX MASTER PORTFOLIO	MARCH 31, 2017

Schedule of Investments (continued)	BlackRock U.S. Total Bond Index Master Portfolio

Corporate Bonds	Par (000)	Value
Beverages (continued)
Anheuser-Busch InBev Finance, Inc. (continued):
3.70%, 2/01/24	$750	$774,695
3.65%, 2/01/26	2,500	2,528,000
4.70%, 2/01/36	1,000	1,057,959
4.63%, 2/01/44	400	415,991
4.90%, 2/01/46	1,970	2,129,026
Anheuser-Busch InBev Worldwide, Inc.:
7.75%, 1/15/19	250	275,039
3.75%, 1/15/22	3,000	3,144,129
2.50%, 7/15/22	200	197,666
8.20%, 1/15/39	150	227,975
3.75%, 7/15/42	300	274,743
Coca-Cola Co.:
1.15%, 4/01/18	250	249,470
1.65%, 11/01/18	500	502,301
1.88%, 10/27/20	500	499,825
2.45%, 11/01/20	350	356,300
2.88%, 10/27/25	125	123,789
2.55%, 6/01/26	750	722,406
Coca-Cola Femsa SAB de CV, 2.38%, 11/26/18	250	251,441
Constellation Brands, Inc., 3.70%, 12/06/26	750	749,239
Diageo Capital PLC:
4.83%, 7/15/20	500	541,321
3.88%, 4/29/43	125	121,150
Diageo Investment Corp.:
2.88%, 5/11/22	100	101,810
4.25%, 5/11/42	250	255,534
Dr Pepper Snapple Group, Inc.:
2.70%, 11/15/22	100	99,032
7.45%, 5/01/38	250	346,249
Molson Coors Brewing Co.:
2.10%, 7/15/21	750	732,374
3.50%, 5/01/22	75	77,498
3.00%, 7/15/26	1,345	1,279,006
5.00%, 5/01/42	250	263,726
Pepsi Bottling Group, Inc., Series B, 7.00%, 3/01/29	200	272,628
PepsiCo, Inc.:
2.25%, 1/07/19	250	252,911
1.50%, 2/22/19	1,000	1,000,099
2.75%, 3/05/22	250	253,560
3.10%, 7/17/22	500	513,672
2.75%, 3/01/23	300	300,955
3.60%, 3/01/24	250	262,471
2.75%, 4/30/25	1,000	981,981
3.50%, 7/17/25	250	260,189
2.85%, 2/24/26	500	492,121
4.88%, 11/01/40	100	112,587
3.60%, 8/13/42	100	93,386
4.60%, 7/17/45	500	543,839

Corporate Bonds	Par (000)	Value
Beverages (continued)
PepsiCo, Inc. (continued):
4.45%, 4/14/46	$250	$265,998
3.45%, 10/06/46	250	226,193

		28,700,938
Biotechnology — 0.4%
Amgen, Inc.:
2.20%, 5/22/19	250	251,652
3.45%, 10/01/20	100	104,034
4.10%, 6/15/21	250	264,337
1.85%, 8/19/21	250	242,959
2.70%, 5/01/22	500	500,760
2.25%, 8/19/23	250	238,744
3.63%, 5/22/24	250	256,205
3.13%, 5/01/25	750	737,392
2.60%, 8/19/26	715	662,776
4.40%, 5/01/45	425	412,522
4.56%, 6/15/48	500	496,573
4.66%, 6/15/51	904	904,562
Biogen, Inc.:
2.90%, 9/15/20	1,500	1,526,794
4.05%, 9/15/25	95	98,443
5.20%, 9/15/45	250	270,276
Celgene Corp.:
2.88%, 8/15/20	500	507,648
3.25%, 8/15/22	150	152,502
3.55%, 8/15/22	750	772,585
4.00%, 8/15/23	750	783,910
3.88%, 8/15/25	500	511,052
5.25%, 8/15/43	145	152,385
5.00%, 8/15/45	250	261,679
Gilead Sciences, Inc.:
2.55%, 9/01/20	500	505,384
1.95%, 3/01/22	1,000	968,117
2.50%, 9/01/23	500	483,753
3.70%, 4/01/24	750	770,416
3.50%, 2/01/25	170	171,197
3.65%, 3/01/26	325	327,950
2.95%, 3/01/27	500	474,204
4.60%, 9/01/35	350	360,577
5.65%, 12/01/41	50	57,429
4.50%, 2/01/45	150	147,979
4.75%, 3/01/46	500	509,996
4.15%, 3/01/47	750	699,430

		15,586,222
Building Materials — 0.0%
Vulcan Materials Co., 7.50%, 6/15/21	250	292,662
Building Products — 0.1%
Johnson Controls International PLC:
3.63%, 7/02/24 (b)	80	81,682

BLACKROCK U.S. TOTAL BOND INDEX MASTER PORTFOLIO	MARCH 31, 2017	5

Schedule of Investments (continued)	BlackRock U.S. Total Bond Index Master Portfolio

Corporate Bonds	Par (000)	Value
Building Products (continued)
Johnson Controls International PLC (continued):
5.13%, 9/14/45	$250	$276,447
4.95%, 7/02/64 (b)	250	254,798
Masco Corp., 4.38%, 4/01/26	1,000	1,039,210
Owens Corning:
4.20%, 12/15/22	150	156,898
4.20%, 12/01/24	250	257,567

		2,066,602
Capital Markets — 1.2%
Ameriprise Financial, Inc.:
4.00%, 10/15/23	150	159,101
2.88%, 9/15/26	500	480,391
Ares Capital Corp., 3.88%, 1/15/20	300	305,993
Brookfield Asset Management, Inc., 4.00%, 1/15/25	250	251,680
Charles Schwab Corp.:
4.45%, 7/22/20	100	107,116
3.00%, 3/10/25	80	79,086
CME Group, Inc.:
3.00%, 3/15/25	250	250,097
5.30%, 9/15/43	100	119,433
Franklin Resources, Inc., 2.80%, 9/15/22	150	150,597
Goldman Sachs Capital I,, 6.35%, 2/15/34	250	299,740
Goldman Sachs Group, Inc.:
2.90%, 7/19/18	500	506,475
2.63%, 1/31/19	500	505,639
7.50%, 2/15/19	150	164,619
2.55%, 10/23/19	755	761,860
5.38%, 3/15/20	500	542,038
2.60%, 4/23/20	600	603,380
2.88%, 2/25/21	1,000	1,006,478
2.63%, 4/25/21	500	498,632
5.25%, 7/27/21	500	548,458
2.35%, 11/15/21	1,500	1,469,074
5.75%, 1/24/22	350	393,708
3.00%, 4/26/22	3,000	3,007,347
3.63%, 1/22/23	150	153,771
4.00%, 3/03/24	425	440,634
3.85%, 7/08/24	500	512,166
3.50%, 1/23/25	500	498,075
3.75%, 5/22/25	250	253,082
4.25%, 10/21/25	1,050	1,070,274
3.75%, 2/25/26	380	382,438
5.95%, 1/15/27	250	285,287
6.13%, 2/15/33	400	482,920
6.75%, 10/01/37	1,150	1,419,029
4.80%, 7/08/44	250	263,997
5.15%, 5/22/45	250	262,684
4.75%, 10/21/45	1,250	1,316,931

Corporate Bonds	Par (000)	Value
Capital Markets (continued)
Invesco Finance PLC, 4.00%, 1/30/24	$250	$262,225
Jefferies Group LLC:
5.13%, 4/13/18	1,500	1,546,986
8.50%, 7/15/19	125	141,603
5.13%, 1/20/23	650	698,489
4.85%, 1/15/27	1,000	1,020,785
Lazard Group LLC, 4.25%, 11/14/20	150	157,763
Legg Mason, Inc., 5.63%, 1/15/44	125	127,560
Morgan Stanley:
6.63%, 4/01/18	500	523,341
2.45%, 2/01/19	925	933,313
7.30%, 5/13/19	500	552,707
2.38%, 7/23/19	500	503,085
5.63%, 9/23/19	250	269,948
2.65%, 1/27/20	1,250	1,261,925
2.80%, 6/16/20	1,000	1,012,130
5.75%, 1/25/21	750	832,542
2.50%, 4/21/21	500	497,300
5.50%, 7/28/21	1,600	1,774,323
2.63%, 11/17/21	750	745,057
4.88%, 11/01/22	500	540,622
3.75%, 2/25/23	500	516,352
4.10%, 5/22/23	250	258,198
3.88%, 4/29/24	250	257,284
3.70%, 10/23/24	500	507,186
4.00%, 7/23/25	505	520,730
5.00%, 11/24/25	250	268,446
3.88%, 1/27/26	500	506,650
3.13%, 7/27/26	500	477,238
4.35%, 9/08/26	500	512,138
3.63%, 1/20/27	2,000	1,985,392
3.95%, 4/23/27	250	247,597
7.25%, 4/01/32	50	67,864
6.38%, 7/24/42	50	64,192
4.30%, 1/27/45	500	494,560
4.38%, 1/22/47	1,000	1,000,724
NASDAQ OMX Group, Inc., 4.25%, 6/01/24	250	258,783
Nomura Holdings, Inc., 2.75%, 3/19/19	250	252,626
Raymond James Financial, Inc., 4.95%, 7/15/46	500	497,846
State Street Corp.:
3.10%, 5/15/23	250	251,812
3.30%, 12/16/24	405	410,934
TD Ameritrade Holding Corp., 2.95%, 4/01/22	250	253,086

		42,563,572
Chemicals — 0.4%
Agrium, Inc.:
3.15%, 10/01/22	50	50,135

6	BLACKROCK U.S. TOTAL BOND INDEX MASTER PORTFOLIO	MARCH 31, 2017

Schedule of Investments (continued)	BlackRock U.S. Total Bond Index Master Portfolio

Corporate Bonds	Par (000)	Value
Chemicals (continued)
Agrium, Inc. (continued):
3.50%, 6/01/23	$250	$251,321
3.38%, 3/15/25	1,395	1,376,731
Albemarle Corp., 4.15%, 12/01/24	250	259,902
Cytec Industries, Inc., 3.50%, 4/01/23	250	249,636
Dow Chemical Co.:
8.55%, 5/15/19	100	113,361
4.25%, 11/15/20	186	197,283
4.13%, 11/15/21	50	53,052
3.00%, 11/15/22	250	252,567
4.25%, 10/01/34	600	599,749
9.40%, 5/15/39	250	394,194
5.25%, 11/15/41	100	109,516
4.38%, 11/15/42	250	245,732
E.I. du Pont de Nemours & Co.:
6.00%, 7/15/18	325	343,791
4.25%, 4/01/21	500	533,704
2.80%, 2/15/23	1,000	989,895
Eastman Chemical Co.:
2.70%, 1/15/20	500	506,839
3.60%, 8/15/22	200	206,492
3.80%, 3/15/25	1,050	1,072,450
Ecolab, Inc.:
2.25%, 1/12/20	135	135,664
4.35%, 12/08/21	150	161,971
3.25%, 1/14/23	250	254,225
LYB International Finance BV:
4.00%, 7/15/23	450	469,009
5.25%, 7/15/43	75	81,091
4.88%, 3/15/44	350	362,563
LyondellBasell Industries NV, 4.63%, 2/26/55	100	93,722
Methanex Corp., 3.25%, 12/15/19	250	251,757
Monsanto Co.:
4.20%, 7/15/34	300	297,538
4.40%, 7/15/44	150	145,790
3.95%, 4/15/45	120	109,421
Mosaic Co.:
3.75%, 11/15/21	50	51,497
4.25%, 11/15/23	1,000	1,036,114
5.45%, 11/15/33	250	262,252
Potash Corp. of Saskatchewan, Inc.:
3.63%, 3/15/24	250	251,241
3.00%, 4/01/25	250	237,927
4.00%, 12/15/26	250	255,941
PPG Industries, Inc., 2.30%, 11/15/19	350	353,101
Praxair, Inc.:
1.25%, 11/07/18	250	249,000
2.65%, 2/05/25	165	162,294

Corporate Bonds	Par (000)	Value
Chemicals (continued)
Praxair, Inc. (continued):
3.20%, 1/30/26	$250	$254,507
Rohm & Haas Co., 7.85%, 7/15/29	250	347,703
Valspar Corp., 3.95%, 1/15/26	500	506,591
Westlake Chemical Corp., 3.60%, 8/15/26 (a)	500	489,657

		14,626,926
Commercial Services & Supplies — 0.1%
George Washington University, 4.87%, 9/15/45	100	108,036
Massachusetts Institute of Technology, 4.68%, 7/01/2114	300	309,867
Northwestern University, 3.87%, 12/01/48	100	102,532
Pitney Bowes, Inc., 3.38%, 10/01/21	750	737,057
President and Fellows of Harvard College:
3.15%, 7/15/46	75	69,239
3.30%, 7/15/56	200	184,851
Republic Services, Inc.:
5.25%, 11/15/21	50	55,704
3.55%, 6/01/22	250	259,299
3.20%, 3/15/25	250	249,063
2.90%, 7/01/26	85	82,119
University of Southern California, 3.03%, 10/01/39	200	180,479
Waste Management, Inc.:
4.60%, 3/01/21	100	107,701
2.90%, 9/15/22	200	203,446
3.90%, 3/01/35	315	312,843

		2,962,236
Communications Equipment — 0.2%
Cisco Systems, Inc.:
2.13%, 3/01/19	500	505,216
1.40%, 9/20/19	1,250	1,240,409
2.45%, 6/15/20	500	507,328
2.90%, 3/04/21	125	128,340
2.60%, 2/28/23	500	498,174
2.95%, 2/28/26	500	495,630
5.90%, 2/15/39	500	638,637
5.50%, 1/15/40	350	427,051
Juniper Networks, Inc., 4.35%, 6/15/25	250	256,761
Motorola Solutions, Inc.:
3.50%, 9/01/21	500	505,132
3.75%, 5/15/22	150	152,288
3.50%, 3/01/23	250	246,033

		5,600,999

BLACKROCK U.S. TOTAL BOND INDEX MASTER PORTFOLIO	MARCH 31, 2017	7

Schedule of Investments (continued)	BlackRock U.S. Total Bond Index Master Portfolio

Corporate Bonds	Par (000)	Value
Construction & Engineering (continued)
ABB Finance USA, Inc., 2.88%, 5/08/22	$100	$101,132
Fluor Corp., 3.50%, 12/15/24	250	256,216

		357,348
Construction Materials — 0.0%
WW Grainger, Inc., 4.60%, 6/15/45	250	269,797
Consumer Discretionary — 0.0%
Ecolab, Inc., 3.70%, 11/01/46	250	226,673
Consumer Finance — 0.4%
American Express Co.:
1.55%, 5/22/18	250	249,676
3.63%, 12/05/24	300	301,687
4.05%, 12/03/42	67	65,695
Automatic Data Processing, Inc., 2.25%, 9/15/20	500	505,742
Block Financial LLC, 4.13%, 10/01/20	500	511,817
Capital One Bank USA NA:
2.25%, 2/13/19	250	250,379
3.38%, 2/15/23	350	349,291
Capital One Financial Corp.:
2.45%, 4/24/19	250	251,439
3.50%, 6/15/23	110	110,860
3.75%, 4/24/24	250	254,249
4.20%, 10/29/25	340	341,356
3.75%, 7/28/26	230	222,727
Capital One NA/Mclean:
2.35%, 8/17/18	500	503,150
2.25%, 9/13/21	1,000	978,443
Caterpillar Financial Services Corp.:
1.70%, 6/16/18	250	250,096
1.35%, 5/18/19	1,000	987,911
1.70%, 8/09/21	1,000	964,504
3.30%, 6/09/24	250	252,032
Discover Financial Services:
3.95%, 11/06/24	350	350,535
3.75%, 3/04/25	75	73,576
Equifax, Inc., 3.25%, 6/01/26	250	241,785
MasterCard, Inc., 3.38%, 4/01/24	250	258,519
Synchrony Financial:
3.00%, 8/15/19	1,000	1,015,599
3.75%, 8/15/21	500	515,179
4.50%, 7/23/25	190	194,986
Total System Services, Inc., 4.80%, 4/01/26	500	538,215
Visa, Inc.:
2.20%, 12/14/20	500	501,466
2.80%, 12/14/22	750	756,521
3.15%, 12/14/25	945	948,267
4.15%, 12/14/35	500	523,085

Corporate Bonds	Par (000)	Value
Consumer Finance (continued)
Visa, Inc. (continued):
4.30%, 12/14/45	$500	$524,719

		13,793,506
Containers & Packaging — 0.0%
Packaging Corp. of America, 4.50%, 11/01/23	250	267,150
Diversified Financial Services — 2.6%
AerCap Ireland Capital Ltd. / AerCap Global Aviation Trust:
3.75%, 5/15/19	500	513,401
3.95%, 2/01/22	1,250	1,283,734
Air Lease Corp.:
3.38%, 1/15/19	250	255,796
3.88%, 4/01/21	175	181,414
American Express Credit Corp.:
2.13%, 3/18/19	400	401,962
2.25%, 8/15/19	250	251,971
2.60%, 9/14/20	145	146,535
2.25%, 5/05/21	1,000	991,052
American Honda Finance Corp.:
2.15%, 3/13/20	250	250,567
1.65%, 7/12/21	750	726,805
Bank of America Corp.:
6.88%, 4/25/18	400	420,893
5.63%, 7/01/20	150	164,511
2.63%, 10/19/20	750	754,018
5.88%, 1/05/21	500	558,305
2.63%, 4/19/21	1,500	1,496,316
5.00%, 5/13/21	100	108,577
5.70%, 1/24/22	100	112,268
2.50%, 10/21/22	1,000	974,795
4.00%, 4/01/24	500	518,399
4.20%, 8/26/24	750	763,738
4.00%, 1/22/25	750	749,210
3.88%, 8/01/25	250	254,432
4.45%, 3/03/26	1,340	1,374,232
3.50%, 4/19/26	645	636,054
4.25%, 10/22/26	290	294,472
3.25%, 10/21/27	375	356,939
6.11%, 1/29/37	350	408,893
7.75%, 5/14/38	200	275,155
5.88%, 2/07/42	100	120,265
5.00%, 1/21/44	250	272,451
4.88%, 4/01/44	675	728,016
4.44%, 1/20/48 (d)	1,000	1,006,464
Series L, 2.60%, 1/15/19	500	505,206
Series L, 2.65%, 4/01/19	500	506,414
Series L, 2.25%, 4/21/20	750	748,012
Series L, 3.95%, 4/21/25	655	652,162
Series L, 4.18%, 11/25/27	1,000	1,003,634
Bank of America NA, 1.75%, 6/05/18	1,000	1,002,551

8	BLACKROCK U.S. TOTAL BOND INDEX MASTER PORTFOLIO	MARCH 31, 2017

Schedule of Investments (continued)	BlackRock U.S. Total Bond Index Master Portfolio

Corporate Bonds	Par (000)	Value
Diversified Financial Services (continued)
Barclays PLC:
3.68%, 1/10/23	$1,500	$1,507,108
4.34%, 1/10/28	250	249,507
4.95%, 1/10/47	250	249,728
BNP Paribas SA, 2.40%, 12/12/18	500	502,918
Boeing Capital Corp., 4.70%, 10/27/19	250	269,055
Citigroup, Inc.:
2.50%, 9/26/18	1,350	1,362,068
2.05%, 12/07/18	750	751,369
2.55%, 4/08/19	1,000	1,009,908
2.05%, 6/07/19	500	499,572
2.50%, 7/29/19	250	252,256
2.45%, 1/10/20	2,000	2,008,546
2.40%, 2/18/20	695	697,430
2.70%, 3/30/21	750	750,894
2.90%, 12/08/21	750	752,860
4.05%, 7/30/22	250	260,347
3.50%, 5/15/23	500	503,631
3.88%, 3/26/25	500	496,731
3.30%, 4/27/25	155	151,817
4.40%, 6/10/25	500	509,458
4.60%, 3/09/26	250	256,731
3.40%, 5/01/26	500	487,180
3.20%, 10/21/26	500	478,282
4.30%, 11/20/26	150	151,438
4.45%, 9/29/27	500	506,021
3.89%, 1/10/28 (d)	1,000	1,004,457
4.13%, 7/25/28	750	737,512
6.63%, 6/15/32	100	121,823
6.13%, 8/25/36	184	214,593
8.13%, 7/15/39	325	476,992
6.68%, 9/13/43	250	318,296
5.30%, 5/06/44	500	535,437
4.65%, 7/30/45	250	260,467
Daimler Finance North America LLC, 8.50%, 1/18/31	100	150,987
Deutsche Bank AG:
2.85%, 5/10/19	1,000	1,006,810
3.13%, 1/13/21	200	200,418
4.10%, 1/13/26	350	351,379
Deutsche Bank AG, London:
2.50%, 2/13/19	250	250,417
3.70%, 5/30/24	215	211,330
Ford Motor Credit Co. LLC:
2.24%, 6/15/18	250	250,854
2.38%, 3/12/19	500	501,747
2.02%, 5/03/19	1,000	995,206
2.60%, 11/04/19	250	251,354
2.46%, 3/27/20	250	249,324
5.75%, 2/01/21	250	275,368
3.34%, 3/18/21	500	505,870
3.10%, 5/04/23	500	487,827
4.38%, 8/06/23	220	229,647

Corporate Bonds	Par (000)	Value
Diversified Financial Services (continued)
Ford Motor Credit Co. LLC (continued):
3.66%, 9/08/24	$1,000	$983,461
4.13%, 8/04/25	500	502,438
4.39%, 1/08/26	250	255,340
GE Capital International Funding Co.:
2.34%, 11/15/20	3,270	3,284,146
3.37%, 11/15/25	227	232,960
4.42%, 11/15/35	1,685	1,779,282
General Electric Capital Corp., 3.10%, 1/09/23	1,500	1,541,746
General Motors Financial Co., Inc.:
2.40%, 4/10/18	155	155,792
3.15%, 1/15/20	1,000	1,017,126
3.20%, 7/13/20	1,000	1,017,220
3.70%, 11/24/20	250	257,401
4.20%, 3/01/21	750	782,876
3.45%, 4/10/22	150	151,148
4.00%, 1/15/25	250	251,254
5.25%, 3/01/26	405	435,136
Intercontinental Exchange, Inc.:
2.50%, 10/15/18	250	253,226
3.75%, 12/01/25	115	118,737
International Lease Finance Corp., 5.88%, 4/01/19	500	532,889
John Deere Capital Corp.:
1.95%, 12/13/18	500	502,902
1.95%, 1/08/19	1,000	1,005,518
2.25%, 4/17/19	100	100,967
1.25%, 10/09/19	500	492,534
2.05%, 3/10/20	1,000	1,000,604
2.80%, 3/04/21	250	255,154
3.90%, 7/12/21	50	52,877
2.65%, 1/06/22	140	140,506
2.80%, 3/06/23	500	501,190
JPMorgan Chase & Co.:
1.63%, 5/15/18	500	499,847
2.35%, 1/28/19	500	505,315
1.85%, 3/22/19	1,000	1,000,270
6.30%, 4/23/19	1,000	1,086,255
2.20%, 10/22/19	500	502,425
2.25%, 1/23/20	1,000	1,003,443
2.75%, 6/23/20	500	506,521
2.55%, 10/29/20	500	502,228
2.55%, 3/01/21	500	500,665
2.30%, 8/15/21	2,000	1,979,232
4.35%, 8/15/21	500	535,106
4.50%, 1/24/22	300	323,309
3.25%, 9/23/22	200	203,650
3.20%, 1/25/23	150	151,528
3.38%, 5/01/23	250	250,409
2.70%, 5/18/23	500	490,008
3.88%, 9/10/24	1,300	1,317,657

BLACKROCK U.S. TOTAL BOND INDEX MASTER PORTFOLIO	MARCH 31, 2017	9

Schedule of Investments (continued)	BlackRock U.S. Total Bond Index Master Portfolio

Corporate Bonds	Par (000)	Value
Diversified Financial Services (continued)
JPMorgan Chase & Co. (continued):
3.13%, 1/23/25	$250	$245,643
3.90%, 7/15/25	250	258,419
3.30%, 4/01/26	500	489,232
3.20%, 6/15/26	1,000	970,956
4.13%, 12/15/26	250	254,726
4.25%, 10/01/27	500	512,261
3.63%, 12/01/27	1,000	970,172
3.78%, 2/01/28 (d)	1,000	1,009,436
6.40%, 5/15/38	100	129,161
5.50%, 10/15/40	125	146,700
5.60%, 7/15/41	550	655,955
5.63%, 8/16/43	500	569,465
4.85%, 2/01/44	100	110,513
4.95%, 6/01/45	250	263,391
4.26%, 2/22/48 (d)	250	249,276
Leucadia National Corp., 5.50%, 10/18/23	150	159,746
Mitsubishi UFJ Financial Group, Inc.:
3.00%, 2/22/22	1,500	1,509,798
3.85%, 3/01/26	500	513,367
2.76%, 9/13/26	250	234,809
Moody’s Corp.:
2.75%, 7/15/19	40	40,521
4.50%, 9/01/22	550	588,748
MUFG Americas Holdings Corp., 3.00%, 2/10/25	250	241,835
National Rural Utilities Cooperative Finance Corp.:
2.30%, 11/15/19	250	252,353
3.40%, 11/15/23	350	360,101
2.85%, 1/27/25	250	246,783
PACCAR Financial Corp., 2.20%, 9/15/19	250	251,874
Royal Bank of Scotland Group PLC:
6.40%, 10/21/19	500	544,817
4.80%, 4/05/26	500	511,660
S&P Global, Inc., 4.40%, 2/15/26	250	265,328
Toyota Motor Credit Corp.:
2.00%, 10/24/18	500	502,471
2.10%, 1/17/19	250	252,130
2.13%, 7/18/19	350	352,778
2.15%, 3/12/20	500	502,128
1.90%, 4/08/21	500	492,526
UBS AG:
2.38%, 8/14/19	800	805,370
2.35%, 3/26/20	500	501,056

		90,950,392
Diversified Telecommunication Services — 1.1%
AT&T, Inc.:
2.38%, 11/27/18	500	503,465

Corporate Bonds	Par (000)	Value
Diversified Telecommunication Services (continued)
AT&T, Inc. (continued):
2.45%, 6/30/20	$2,500	$2,499,820
5.00%, 3/01/21	500	539,444
3.80%, 3/15/22	250	258,592
3.60%, 2/17/23	500	506,400
3.80%, 3/01/24	1,000	1,015,370
4.45%, 4/01/24	500	524,007
3.95%, 1/15/25	500	504,218
3.40%, 5/15/25	1,500	1,448,889
4.13%, 2/17/26	1,250	1,267,624
4.25%, 3/01/27	1,000	1,011,078
4.50%, 5/15/35	810	764,662
5.25%, 3/01/37	500	509,727
6.30%, 1/15/38	450	517,086
6.00%, 8/15/40	250	274,067
5.35%, 9/01/40	463	475,725
5.55%, 8/15/41	200	211,318
5.15%, 3/15/42	150	148,824
4.30%, 12/15/42	151	134,258
4.80%, 6/15/44	250	234,353
4.35%, 6/15/45	759	668,057
4.75%, 5/15/46	600	559,852
5.65%, 2/15/47	250	262,216
5.45%, 3/01/47	750	766,690
4.50%, 3/09/48	750	666,930
4.55%, 3/09/49	500	445,749
British Telecommunications PLC:
2.35%, 2/14/19	750	754,135
8.63%, 12/15/30	150	224,386
Deutsche Telekom International Finance BV:
6.75%, 8/20/18	1,000	1,066,112
8.75%, 6/15/30	400	583,060
Orange SA:
9.00%, 3/01/31	250	368,089
5.38%, 1/13/42	575	637,678
Qwest Corp.:
6.75%, 12/01/21	550	602,936
6.88%, 9/15/33	212	211,101
Telefonaktiebolaget LM Ericsson, 4.13%, 5/15/22	100	102,045
Telefonica Emisiones SAU:
3.19%, 4/27/18	250	253,249
5.46%, 2/16/21	50	54,886
4.57%, 4/27/23	1,200	1,279,369
4.10%, 3/08/27	1,000	1,007,057
7.05%, 6/20/36	75	92,748
5.21%, 3/08/47	250	253,066
Telefonica Europe BV, 8.25%, 9/15/30	300	407,845
Verizon Communications, Inc.:
4.50%, 9/15/20	1,000	1,064,383
3.50%, 11/01/21	400	410,402
2.95%, 3/15/22 (a)	533	530,878

10	BLACKROCK U.S. TOTAL BOND INDEX MASTER PORTFOLIO	MARCH 31, 2017

Schedule of Investments (continued)	BlackRock U.S. Total Bond Index Master Portfolio

Corporate Bonds	Par (000)	Value
Diversified Telecommunication Services (continued)
Verizon Communications, Inc. (continued):
3.13%, 3/16/22	$1,000	$1,005,380
5.15%, 9/15/23	1,000	1,100,598
4.15%, 3/15/24	250	259,077
3.50%, 11/01/24	500	495,798
2.63%, 8/15/26	900	821,829
4.13%, 3/16/27	750	762,706
5.05%, 3/15/34	500	508,445
4.40%, 11/01/34	500	473,146
4.27%, 1/15/36	1,250	1,157,509
5.25%, 3/16/37	500	516,935
4.81%, 3/15/39 (a)	596	580,491
3.85%, 11/01/42	250	209,315
6.55%, 9/15/43	750	920,272
4.86%, 8/21/46	500	480,700
5.50%, 3/16/47	250	262,036
4.52%, 9/15/48	500	452,985
5.01%, 4/15/49 (a)	981	952,693
5.01%, 8/21/54	1,150	1,090,980
4.67%, 3/15/55	1,500	1,339,500

		40,012,241
Electric Utilities — 1.5%
AEP Transmission Co. LLC, 3.10%, 12/01/26 (a)	500	493,666
Alabama Power Co.:
3.75%, 3/01/45	250	234,435
4.30%, 1/02/46	250	256,290
Ameren Illinois Co.:
2.70%, 9/01/22	100	100,620
4.30%, 7/01/44	250	261,707
American Electric Power Co., Inc., Series F, 2.95%, 12/15/22	500	502,541
Appalachian Power Co., 4.40%, 5/15/44	250	255,673
Arizona Public Service Co.:
3.15%, 5/15/25	250	250,665
5.05%, 9/01/41	250	282,832
Baltimore Gas & Electric Co., 2.40%, 8/15/26	1,000	932,140
Berkshire Hathaway Energy Co.:
2.00%, 11/15/18	500	501,567
3.75%, 11/15/23	500	522,552
3.50%, 2/01/25	110	112,799
8.48%, 9/15/28	500	727,155
6.13%, 4/01/36	250	312,107
5.15%, 11/15/43	250	283,061
4.50%, 2/01/45	400	416,062
Black Hills Corp., 3.95%, 1/15/26	200	204,448
CenterPoint Energy Houston Electric LLC:
1.85%, 6/01/21	500	489,553
3.55%, 8/01/42	100	94,716

Corporate Bonds	Par (000)	Value
Electric Utilities (continued)
Cleco Corporate Holdings LLC, 3.74%, 5/01/26 (a)	$500	$494,348
Commonwealth Edison Co.:
2.15%, 1/15/19	500	503,129
3.10%, 11/01/24	250	250,435
2.55%, 6/15/26	250	237,663
5.90%, 3/15/36	50	61,577
3.70%, 3/01/45	250	236,253
Connecticut Light & Power Co., 2.50%, 1/15/23	150	148,089
Consolidated Edison, Inc., 2.00%, 5/15/21	750	735,895
DTE Electric Co.:
4.00%, 4/01/43	150	151,509
3.70%, 3/15/45	145	139,180
3.70%, 6/01/46	250	240,413
Duke Energy Carolinas LLC, 6.05%, 4/15/38	100	127,780
Duke Energy Corp.:
1.80%, 9/01/21	1,000	965,939
3.95%, 10/15/23	250	261,744
3.75%, 4/15/24	500	514,272
2.65%, 9/01/26	500	465,858
4.80%, 12/15/45	250	263,984
3.75%, 9/01/46	250	224,442
Duke Energy Florida LLC, 3.40%, 10/01/46	250	224,295
Duke Energy Indiana LLC:
4.20%, 3/15/42	150	152,173
4.90%, 7/15/43	250	280,548
3.75%, 5/15/46	500	472,585
Duke Energy Ohio, Inc., 3.70%, 6/15/46	250	233,845
Duke Energy Progress LLC:
4.10%, 5/15/42	150	152,173
4.10%, 3/15/43	250	250,482
4.38%, 3/30/44	100	104,858
4.20%, 8/15/45	250	254,622
3.70%, 10/15/46	500	477,934
Entergy Arkansas, Inc., 3.50%, 4/01/26	65	66,546
Entergy Corp., 4.00%, 7/15/22	200	209,491
Entergy Louisiana LLC, 4.05%, 9/01/23	250	263,779
Entergy Mississippi, Inc., 2.85%, 6/01/28	500	475,580
Eversource Energy:
1.45%, 5/01/18	250	249,080
2.50%, 3/15/21	500	496,197
Series H, 3.15%, 1/15/25	125	124,367
Exelon Corp.:
3.95%, 6/15/25	250	257,057
3.40%, 4/15/26	750	737,644
5.10%, 6/15/45	250	270,300

BLACKROCK U.S. TOTAL BOND INDEX MASTER PORTFOLIO	MARCH 31, 2017	11

Schedule of Investments (continued)	BlackRock U.S. Total Bond Index Master Portfolio

Corporate Bonds	Par (000)	Value
Electric Utilities (continued)
Exelon Corp. (continued):
4.45%, 4/15/46	$250	$247,691
Exelon Generation Co. LLC, 6.25%, 10/01/39	150	155,549
Florida Power & Light Co.:
2.75%, 6/01/23	250	251,690
3.13%, 12/01/25	500	506,504
5.95%, 2/01/38	50	63,871
4.13%, 2/01/42	500	516,905
Georgia Power Co., 4.30%, 3/15/42	200	192,251
Great Plains Energy, Inc., 5.29%, 6/15/22 (b)	150	163,977
Indiana Michigan Power Co.:
6.05%, 3/15/37	175	214,193
4.55%, 3/15/46	150	158,442
Interstate Power & Light Co.:
3.25%, 12/01/24	250	250,197
3.70%, 9/15/46	500	466,419
Kansas City Power & Light Co., 3.65%, 8/15/25	150	150,590
LG&E and KU Energy LLC, 3.75%, 11/15/20	50	51,881
Louisville Gas & Electric Co., 4.65%, 11/15/43	250	268,654
MidAmerican Energy Co.:
4.80%, 9/15/43	250	280,529
4.40%, 10/15/44	1,000	1,062,191
Mississippi Power Co., 4.25%, 3/15/42	500	428,191
Nevada Power Co., 5.45%, 5/15/41	50	58,276
NextEra Energy Capital Holdings, Inc., 3.63%, 6/15/23	1,250	1,268,994
NiSource Finance Corp.:
6.13%, 3/01/22	500	572,708
5.95%, 6/15/41	50	59,857
5.25%, 2/15/43	75	82,833
4.80%, 2/15/44	250	262,797
Northern States Power Co.:
2.60%, 5/15/23	500	497,231
3.40%, 8/15/42	200	183,779
4.00%, 8/15/45	85	85,303
NSTAR Electric Co., 2.70%, 6/01/26	250	238,577
Oglethorpe Power Corp., 4.55%, 6/01/44	250	246,716
Oncor Electric Delivery Co. LLC:
7.00%, 9/01/22	100	120,635
5.30%, 6/01/42	75	89,245
3.75%, 4/01/45	250	237,203
Pacific Gas & Electric Co.:
3.25%, 6/15/23	500	509,041
2.95%, 3/01/26	750	731,260

Corporate Bonds	Par (000)	Value
Electric Utilities (continued)
Pacific Gas & Electric Co. (continued):
6.05%, 3/01/34	$250	$312,979
5.13%, 11/15/43	1,250	1,434,119
4.75%, 2/15/44	250	274,608
4.25%, 3/15/46	250	255,906
PacifiCorp:
2.95%, 2/01/22	100	101,903
2.95%, 6/01/23	300	301,514
4.10%, 2/01/42	250	250,774
PECO Energy Co., 1.70%, 9/15/21	1,000	972,952
Pennsylvania Electric Co., 6.15%, 10/01/38	250	290,537
Potomac Electric Power Co., 3.60%, 3/15/24	250	258,404
PPL Capital Funding, Inc.:
1.90%, 6/01/18	250	249,814
3.40%, 6/01/23	1,250	1,262,297
PPL Electric Utilities Corp., 4.75%, 7/15/43	250	278,021
Progress Energy, Inc.:
4.40%, 1/15/21	100	106,030
7.75%, 3/01/31	50	69,629
Public Service Co. of Colorado:
3.60%, 9/15/42	250	236,788
3.95%, 3/15/43	200	193,859
4.30%, 3/15/44	75	78,684
Public Service Co. of Oklahoma, Series G, 6.63%, 11/15/37	250	320,560
Public Service Electric & Gas Co.:
1.80%, 6/01/19	250	249,942
3.50%, 8/15/20	50	52,055
2.38%, 5/15/23	250	245,939
3.05%, 11/15/24	250	249,763
3.95%, 5/01/42	50	49,767
3.65%, 9/01/42	50	47,628
3.80%, 3/01/46	1,250	1,235,010
Series K, 4.05%, 5/01/45	150	148,481
Puget Energy, Inc.:
5.63%, 7/15/22	500	553,229
3.65%, 5/15/25	250	247,810
Puget Sound Energy, Inc., 5.80%, 3/15/40	500	614,373
Sierra Pacific Power Co., 2.60%, 5/01/26	1,250	1,197,919
South Carolina Electric & Gas Co.:
4.60%, 6/15/43	250	247,817
4.10%, 6/15/46	350	337,974
Southern California Edison Co.:
2.40%, 2/01/22	250	249,026
5.50%, 3/15/40	50	60,520
4.65%, 10/01/43	350	386,294
Series A, 5.95%, 2/01/38	250	316,554
Series C, 3.60%, 2/01/45	250	236,159

12	BLACKROCK U.S. TOTAL BOND INDEX MASTER PORTFOLIO	MARCH 31, 2017

Schedule of Investments (continued)	BlackRock U.S. Total Bond Index Master Portfolio

Corporate Bonds	Par (000)	Value
Electric Utilities (continued)
Southern Co.:
2.35%, 7/01/21	$1,000	$981,875
2.95%, 7/01/23	500	486,700
3.25%, 7/01/26	500	476,994
Tampa Electric Co., 4.10%, 6/15/42	250	244,322
Toledo Edison Co., 6.15%, 5/15/37	100	120,520
TransAlta Corp., 4.50%, 11/15/22	500	500,625
Virginia Electric & Power Co.:
2.95%, 1/15/22	400	407,516
4.00%, 1/15/43	250	246,875
4.45%, 2/15/44	150	158,257
Series A, 3.15%, 1/15/26	555	551,922
Series A, 6.00%, 5/15/37	250	310,378
Series D, 4.65%, 8/15/43	500	543,467
WEC Energy Group, Inc.:
2.45%, 6/15/20	750	754,479
3.55%, 6/15/25	350	356,530
Westar Energy, Inc., 2.55%, 7/01/26	350	332,695
Xcel Energy, Inc.:
2.40%, 3/15/21	1,000	996,555
3.30%, 6/01/25	292	292,444
3.35%, 12/01/26	500	499,928
4.80%, 9/15/41	250	256,268

		52,178,823
Electrical Equipment — 0.1%
Amphenol Corp., 2.55%, 1/30/19	350	354,493
Emerson Electric Co.:
2.63%, 12/01/21	750	758,324
2.63%, 2/15/23	350	349,607
Roper Technologies, Inc.:
3.13%, 11/15/22	150	151,318
3.80%, 12/15/26	250	251,097

		1,864,839
Electronic Equipment, Instruments & Components — 0.1%
Corning, Inc.:
1.50%, 5/08/18	1,000	998,479
3.70%, 11/15/23	250	258,121
4.75%, 3/15/42	50	50,300
Fortive Corp., 3.15%, 6/15/26 (a)	500	494,162
Jabil Circuit, Inc., 4.70%, 9/15/22	250	257,500
Tyco Electronics Group SA, 3.50%, 2/03/22	100	103,035

		2,161,597
Energy Equipment & Services — 0.1%
Baker Hughes, Inc.:
3.20%, 8/15/21	750	768,297
5.13%, 9/15/40	100	109,823

Corporate Bonds	Par (000)	Value
Energy Equipment & Services (continued)
Halliburton Co.:
3.80%, 11/15/25	$1,550	$1,569,521
4.85%, 11/15/35	250	263,971
4.50%, 11/15/41	50	48,850
4.75%, 8/01/43	250	253,433
5.00%, 11/15/45	175	184,379
National Oilwell Varco, Inc.:
2.60%, 12/01/22	1,000	957,080
3.95%, 12/01/42	150	120,733
TechnipFMC PLC, 3.45%, 10/01/22 (a)	100	99,155

		4,375,242
Food & Staples Retailing — 0.5%
Costco Wholesale Corp., 2.25%, 2/15/22	85	84,729
CVS Health Corp.:
2.25%, 8/12/19	500	503,372
4.13%, 5/15/21	250	264,470
4.00%, 12/05/23	500	525,094
3.88%, 7/20/25	443	456,444
2.88%, 6/01/26	750	715,261
4.88%, 7/20/35	1,000	1,076,667
5.13%, 7/20/45	750	827,473
Kroger Co.:
1.50%, 9/30/19	1,000	985,103
6.15%, 1/15/20	100	110,279
3.30%, 1/15/21	500	512,065
3.40%, 4/15/22	100	102,178
3.50%, 2/01/26	495	496,250
5.15%, 8/01/43	125	133,971
3.88%, 10/15/46	500	448,761
NIKE, Inc., 3.88%, 11/01/45	500	482,262
Wal-Mart Stores, Inc.:
1.13%, 4/11/18	250	249,562
1.95%, 12/15/18	750	756,224
3.63%, 7/08/20	1,150	1,213,946
3.25%, 10/25/20	1,000	1,044,076
4.25%, 4/15/21	1,000	1,083,697
3.30%, 4/22/24	1,750	1,817,209
6.20%, 4/15/38	250	324,997
5.63%, 4/01/40	500	615,395
5.00%, 10/25/40	500	568,589
5.63%, 4/15/41	500	617,058
4.00%, 4/11/43	150	149,997
4.75%, 10/02/43	250	277,998
4.30%, 4/22/44	250	263,961
Walgreen Co., 3.10%, 9/15/22	200	201,291
Walgreens Boots Alliance, Inc.:
3.10%, 6/01/23	1,000	998,618
3.80%, 11/18/24	500	509,225
3.45%, 6/01/26	305	298,217
4.50%, 11/18/34	155	154,769

BLACKROCK U.S. TOTAL BOND INDEX MASTER PORTFOLIO	MARCH 31, 2017	13

Schedule of Investments (continued)	BlackRock U.S. Total Bond Index Master Portfolio

Corporate Bonds	Par (000)	Value
Food & Staples Retailing (continued)
Walgreens Boots Alliance, Inc. (continued):
4.80%, 11/18/44	$150	$153,006

		19,022,214
Food Products — 0.3%
Archer-Daniels-Midland Co.:
2.50%, 8/11/26	750	712,351
4.54%, 3/26/42	75	79,131
ConAgra Foods, Inc.:
3.25%, 9/15/22	200	201,541
3.20%, 1/25/23	500	502,116
General Mills, Inc.:
2.20%, 10/21/19	300	301,855
3.15%, 12/15/21	150	153,558
3.65%, 2/15/24	500	516,711
JM Smucker Co.:
3.50%, 10/15/21	50	51,957
4.25%, 3/15/35	250	251,122
Kellogg Co.:
3.25%, 4/01/26	65	63,537
4.50%, 4/01/46	350	342,961
Kraft Heinz Foods Co.:
2.00%, 7/02/18	1,000	1,002,484
5.38%, 2/10/20	52	56,496
3.50%, 7/15/22	250	255,440
3.95%, 7/15/25	750	761,388
3.00%, 6/01/26	310	291,320
5.00%, 7/15/35	500	519,289
6.50%, 2/09/40	750	900,727
5.00%, 6/04/42	200	203,603
5.20%, 7/15/45	500	521,876
4.38%, 6/01/46	500	469,201
Mead Johnson Nutrition Co., 4.60%, 6/01/44	250	259,760
Mondelez International, Inc., 6.50%, 2/09/40	250	309,044
Sysco Corp.:
3.75%, 10/01/25	100	102,051
3.30%, 7/15/26	130	127,299
4.85%, 10/01/45	150	158,578
4.50%, 4/01/46	250	249,860
Tyson Foods, Inc.:
2.65%, 8/15/19	500	505,502
4.50%, 6/15/22	150	160,063
4.88%, 8/15/34	70	71,595
5.15%, 8/15/44	250	262,041
Unilever Capital Corp.:
2.20%, 3/06/19	200	201,804
4.25%, 2/10/21	200	214,503
3.10%, 7/30/25	250	249,223
2.00%, 7/28/26	250	227,522

		11,257,509

Corporate Bonds	Par (000)	Value
Gas Utilities — 0.1%
Atmos Energy Corp., 4.15%, 1/15/43	$100	$101,662
National Fuel Gas Co., 3.75%, 3/01/23	300	297,111
Southern California Gas Co., Series TT, 2.60%, 6/15/26	1,250	1,207,037
Southern Co. Gas Capital Corp.:
3.50%, 9/15/21	50	51,551
3.95%, 10/01/46	750	680,566

		2,337,927
Health Care Equipment & Supplies — 0.3%
Abbott Laboratories, 3.75%, 11/30/26	500	499,371
Baxter International, Inc.:
1.70%, 8/15/21	1,000	964,725
2.60%, 8/15/26	230	215,514
Becton Dickinson & Co.:
2.68%, 12/15/19	500	507,121
3.30%, 3/01/23	200	201,986
6.00%, 5/15/39	250	293,884
4.69%, 12/15/44	250	260,963
Boston Scientific Corp.:
6.00%, 1/15/20	100	109,561
4.13%, 10/01/23	500	523,223
3.85%, 5/15/25	250	253,822
Medtronic, Inc.:
1.38%, 4/01/18	300	299,506
2.50%, 3/15/20	500	507,206
4.13%, 3/15/21	50	53,113
3.15%, 3/15/22	1,350	1,389,415
3.63%, 3/15/24	400	415,000
3.50%, 3/15/25	500	511,623
4.38%, 3/15/35	350	366,910
4.63%, 3/15/44	250	267,009
4.63%, 3/15/45	1,000	1,073,710
Stryker Corp.:
1.30%, 4/01/18	200	199,108
3.38%, 11/01/25	580	582,402
3.50%, 3/15/26	500	504,961
4.63%, 3/15/46	250	257,081
Zimmer Holdings, Inc.:
3.15%, 4/01/22	500	501,829
3.55%, 4/01/25	750	741,608
4.25%, 8/15/35	67	62,986

		11,563,637
Health Care Providers & Services — 0.6%
Aetna, Inc.:
1.70%, 6/07/18	2,000	2,000,036
4.13%, 6/01/21	250	265,074
2.75%, 11/15/22	250	249,813
2.80%, 6/15/23	500	495,914
3.50%, 11/15/24	320	326,779

14	BLACKROCK U.S. TOTAL BOND INDEX MASTER PORTFOLIO	MARCH 31, 2017

Schedule of Investments (continued)	BlackRock U.S. Total Bond Index Master Portfolio

Corporate Bonds	Par (000)	Value
Health Care Providers & Services (continued)
Aetna, Inc. (continued):
6.75%, 12/15/37	$300	$401,542
4.75%, 3/15/44	25	27,060
AmerisourceBergen Corp., 4.25%, 3/01/45	250	244,497
Anthem, Inc.:
2.25%, 8/15/19	225	225,817
3.13%, 5/15/22	200	201,025
3.30%, 1/15/23	100	100,859
3.50%, 8/15/24	250	251,566
4.63%, 5/15/42	50	50,796
5.10%, 1/15/44	400	430,690
4.65%, 8/15/44	350	355,279
Ascension Health, 3.95%, 11/15/46	500	486,848
Cardinal Health, Inc.:
3.50%, 11/15/24	250	254,056
4.60%, 3/15/43	50	49,642
4.90%, 9/15/45	250	259,757
Children’s Hospital Corp., Series 2017, 4.12%, 1/01/47	200	202,413
Cigna Corp.:
4.00%, 2/15/22	1,525	1,602,690
3.25%, 4/15/25	300	296,539
5.38%, 2/15/42	50	57,996
Dignity Health:
2.64%, 11/01/19	100	100,333
5.27%, 11/01/64	100	98,011
Express Scripts Holding Co.:
2.25%, 6/15/19	350	350,210
4.75%, 11/15/21	300	322,157
3.50%, 6/15/24	250	246,233
4.50%, 2/25/26	250	256,439
3.40%, 3/01/27	750	706,335
4.80%, 7/15/46	250	239,523
Humana, Inc.:
3.85%, 10/01/24	500	511,926
4.95%, 10/01/44	250	262,227
Johns Hopkins Health System Corp., 3.84%, 5/15/46	25	24,460
Kaiser Foundation Hospitals, 3.50%, 4/01/22	100	103,389
Laboratory Corp. of America Holdings:
3.75%, 8/23/22	100	102,395
4.00%, 11/01/23	100	102,818
3.60%, 2/01/25	75	74,164
4.70%, 2/01/45	150	144,791
McKesson Corp.:
2.85%, 3/15/23	150	147,972
3.80%, 3/15/24	500	518,944
4.88%, 3/15/44	250	258,078
Memorial Sloan-Kettering Cancer Center, 5.00%, 7/01/42	200	226,500

Corporate Bonds	Par (000)	Value
Health Care Providers & Services (continued)
New York and Presbyterian Hospital, 4.02%, 8/01/45	$150	$147,315
Quest Diagnostics, Inc.:
4.70%, 4/01/21	100	107,440
4.25%, 4/01/24	250	262,459
3.50%, 3/30/25	370	366,355
RWJ Barnabas Health, Inc., 3.95%, 7/01/46	60	56,546
UnitedHealth Group, Inc.:
1.63%, 3/15/19	550	548,281
2.30%, 12/15/19	250	252,262
2.13%, 3/15/21	1,500	1,488,793
3.35%, 7/15/22	750	775,975
2.88%, 3/15/23	250	250,736
3.10%, 3/15/26	500	496,239
3.45%, 1/15/27	500	507,121
3.38%, 4/15/27	1,000	1,006,558
4.63%, 7/15/35	555	605,079
6.88%, 2/15/38	100	135,923
5.95%, 2/15/41	100	125,936
3.95%, 10/15/42	150	145,841
4.75%, 7/15/45	250	273,971
4.20%, 1/15/47	500	507,720

		21,694,143
Hotels, Restaurants & Leisure — 0.1%
Carnival Corp., 3.95%, 10/15/20	250	263,035
Hyatt Hotels Corp., 3.38%, 7/15/23	190	191,410
Marriott International, Inc.:
3.00%, 3/01/19	100	101,683
3.25%, 9/15/22	100	100,882
4.50%, 10/01/34	250	252,660
McDonald’s Corp.:
1.88%, 5/29/19	100	100,353
3.50%, 7/15/20	50	52,333
3.25%, 6/10/24	400	410,077
3.38%, 5/26/25	500	504,119
3.70%, 1/30/26	250	255,700
4.70%, 12/09/35	315	330,073
3.70%, 2/15/42	100	89,878
4.88%, 12/09/45	750	797,702
Starbucks Corp., 3.85%, 10/01/23	250	268,343
Wyndham Worldwide Corp., 4.25%, 3/01/22	50	52,056

		3,770,304
Household Durables — 0.0%
Leggett & Platt, Inc., 3.80%, 11/15/24	200	203,137
Mohawk Industries, Inc., 3.85%, 2/01/23	125	128,083

BLACKROCK U.S. TOTAL BOND INDEX MASTER PORTFOLIO	MARCH 31, 2017	15

Schedule of Investments (continued)	BlackRock U.S. Total Bond Index Master Portfolio

Corporate Bonds	Par (000)	Value
Household Durables (continued)
Newell Brands, Inc.:
4.00%, 12/01/24	$250	$258,196
4.20%, 4/01/26	550	572,409
5.38%, 4/01/36	350	392,960
Whirlpool Corp., 5.15%, 3/01/43	200	214,421

		1,769,206
Household Products — 0.1%
Clorox Co.:
3.05%, 9/15/22	50	51,006
3.50%, 12/15/24	250	258,071
Kimberly-Clark Corp.:
1.90%, 5/22/19	500	502,190
2.65%, 3/01/25	85	82,464
2.75%, 2/15/26	500	487,346
5.30%, 3/01/41	250	299,711
3.20%, 7/30/46	210	184,183
Procter & Gamble Co.:
2.30%, 2/06/22	250	251,521
3.10%, 8/15/23	500	515,665
5.55%, 3/05/37	250	326,529

		2,958,686
Independent Power and Renewable Electricity Producers — 0.1%
Exelon Generation Co. LLC:
4.25%, 6/15/22	500	523,341
5.60%, 6/15/42	50	47,687
Southern Power Co.:
5.25%, 7/15/43	500	513,715
Series E, 2.50%, 12/15/21	1,000	977,358

		2,062,101
Industrial Conglomerates — 0.2%
3M Co.:
1.63%, 6/15/19	350	351,368
1.63%, 9/19/21	500	488,544
2.00%, 6/26/22	500	493,074
3.00%, 8/07/25	250	253,207
3.13%, 9/19/46	250	220,227
General Electric Co.:
5.63%, 5/01/18	1,000	1,045,541
6.00%, 8/07/19	100	109,843
2.20%, 1/09/20	1,000	1,010,796
4.38%, 9/16/20	50	53,741
4.63%, 1/07/21	72	78,109
4.65%, 10/17/21	201	220,631
2.70%, 10/09/22	1,000	1,007,487
3.45%, 5/15/24	86	89,374
6.75%, 3/15/32	394	531,261
5.88%, 1/14/38	215	271,362
6.88%, 1/10/39	322	457,245
4.13%, 10/09/42	750	763,950
4.50%, 3/11/44	750	806,849

Corporate Bonds	Par (000)	Value
Industrial Conglomerates (continued)
Koninklijke Philips NV:
3.75%, 3/15/22	$250	$259,889
5.00%, 3/15/42	250	262,270

		8,774,768
Insurance — 1.1%
Aflac, Inc.:
3.63%, 6/15/23	250	259,206
3.63%, 11/15/24	250	257,588
2.88%, 10/15/26	750	723,250
Alleghany Corp., 4.95%, 6/27/22	550	603,143
Allstate Corp.:
3.15%, 6/15/23	250	254,019
3.28%, 12/15/26	750	753,020
4.50%, 6/15/43	150	159,340
4.20%, 12/15/46	250	252,805
5.75%, 8/15/53 (d)	250	268,275
American International Group, Inc.:
2.30%, 7/16/19	500	501,847
3.38%, 8/15/20	250	256,701
6.40%, 12/15/20	1,000	1,131,850
3.30%, 3/01/21	1,000	1,018,420
4.88%, 6/01/22	250	270,602
4.13%, 2/15/24	250	256,442
3.75%, 7/10/25	750	745,817
3.90%, 4/01/26	500	501,696
4.70%, 7/10/35	500	506,025
4.50%, 7/16/44	250	238,569
Aon PLC:
2.80%, 3/15/21	250	250,969
3.88%, 12/15/25	600	610,352
4.45%, 5/24/43	200	187,859
Arch Capital Group US, Inc.:
4.01%, 12/15/26	1,000	1,025,388
5.14%, 11/01/43	125	133,774
Assured Guaranty US Holdings, Inc., 5.00%, 7/01/24	110	118,373
AXA SA, 8.60%, 12/15/30	50	69,450
Berkshire Hathaway Finance Corp.:
5.40%, 5/15/18	1,000	1,044,300
1.30%, 8/15/19	1,000	990,428
3.00%, 5/15/22	750	769,239
4.40%, 5/15/42	100	105,041
4.30%, 5/15/43	250	256,694
Berkshire Hathaway, Inc.:
2.10%, 8/14/19	500	504,894
2.20%, 3/15/21	500	500,373
2.75%, 3/15/23	500	500,124
3.13%, 3/15/26	400	399,617
4.50%, 2/11/43	100	107,145
Chubb Corp.:
6.00%, 5/11/37	50	63,337
Series 1, 6.50%, 5/15/38	100	134,347

16	BLACKROCK U.S. TOTAL BOND INDEX MASTER PORTFOLIO	MARCH 31, 2017

Schedule of Investments (continued)	BlackRock U.S. Total Bond Index Master Portfolio

Corporate Bonds	Par (000)	Value
Insurance (continued)
Chubb INA Holdings, Inc.:
2.88%, 11/03/22	$1,000	$1,007,785
3.35%, 5/15/24	500	510,528
3.35%, 5/03/26	795	804,508
4.15%, 3/13/43	150	153,009
CNA Financial Corp.:
5.75%, 8/15/21	100	111,285
4.50%, 3/01/26	350	369,909
First American Financial Corp., 4.60%, 11/15/24	200	202,023
Hartford Financial Services Group, Inc., 6.10%, 10/01/41	100	120,573
Lincoln National Corp.:
4.85%, 6/24/21	300	323,878
4.20%, 3/15/22	1,350	1,424,847
4.00%, 9/01/23	200	208,935
3.35%, 3/09/25	65	64,538
6.30%, 10/09/37	250	301,173
Loews Corp.:
2.63%, 5/15/23	250	245,607
3.75%, 4/01/26	500	511,896
Manulife Financial Corp., 4.15%, 3/04/26	500	526,530
Marsh & McLennan Cos., Inc.:
2.35%, 9/10/19	235	236,655
2.35%, 3/06/20	190	190,825
4.80%, 7/15/21	50	54,099
2.75%, 1/30/22	1,000	1,005,637
3.30%, 3/14/23	500	509,297
MetLife, Inc.:
4.75%, 2/08/21	200	216,677
3.00%, 3/01/25	650	640,559
3.60%, 11/13/25	1,000	1,022,585
4.13%, 8/13/42	300	292,079
4.88%, 11/13/43	250	272,571
4.05%, 3/01/45	250	242,428
4.60%, 5/13/46	500	526,656
6.40%, 12/15/66	600	658,500
Old Republic International Corp., 4.88%, 10/01/24	250	265,620
Principal Financial Group, Inc.:
3.40%, 5/15/25	250	249,281
3.10%, 11/15/26	1,000	973,699
4.63%, 9/15/42	50	52,848
Progressive Corp.:
3.75%, 8/23/21	50	52,795
4.35%, 4/25/44	100	104,801
3.70%, 1/26/45	200	190,052
Prudential Financial, Inc.:
2.35%, 8/15/19	350	353,410
5.38%, 6/21/20	350	383,909
3.50%, 5/15/24	1,000	1,028,733
5.63%, 6/15/43 (d)	100	107,150
5.10%, 8/15/43	750	832,999

Corporate Bonds	Par (000)	Value
Insurance (continued)
Prudential Financial, Inc. (continued):
5.20%, 3/15/44 (d)	$350	$359,363
4.60%, 5/15/44	250	263,729
5.38%, 5/15/45 (d)	500	523,250
8.88%, 6/15/68 (d)	100	107,500
Travelers Cos., Inc.:
3.90%, 11/01/20	250	264,717
4.60%, 8/01/43	100	108,718
4.30%, 8/25/45	250	260,062
Travelers Property Casualty Corp., 6.38%, 3/15/33	100	128,104
Trinity Acquisition PLC, 4.40%, 3/15/26	500	512,510
Unum Group, 5.75%, 8/15/42	250	279,524
Voya Financial, Inc., 3.65%, 6/15/26	350	344,812
WR Berkley Corp., 4.63%, 3/15/22	200	214,653
XLIT Ltd.:
2.30%, 12/15/18	250	251,583
5.75%, 10/01/21	100	111,065
5.50%, 3/31/45	250	249,834

		38,060,632
Internet & Direct Marketing Retail — 0.0%
Amazon.com, Inc.:
2.60%, 12/05/19	350	356,952
4.80%, 12/05/34	600	664,388

		1,021,340
Internet Software & Services — 0.1%
Alphabet, Inc.:
3.63%, 5/19/21	25	26,545
2.00%, 8/15/26	500	461,549
Baidu, Inc.:
3.25%, 8/06/18	205	207,998
2.75%, 6/09/19	350	352,931
eBay, Inc.:
2.20%, 8/01/19	500	501,664
3.25%, 10/15/20	50	51,529
3.80%, 3/09/22	640	666,029
2.60%, 7/15/22	50	49,301
Expedia, Inc., 4.50%, 8/15/24	250	261,694

		2,579,240
IT Services — 0.2%
Alibaba Group Holding Ltd.:
3.13%, 11/28/21	225	227,241
3.60%, 11/28/24	500	503,585
4.50%, 11/28/34	250	258,961
Broadridge Financial Solutions, Inc., 3.40%, 6/27/26	270	263,198

BLACKROCK U.S. TOTAL BOND INDEX MASTER PORTFOLIO	MARCH 31, 2017	17

Schedule of Investments (continued)	BlackRock U.S. Total Bond Index Master Portfolio

Corporate Bonds	Par (000)	Value
IT Services (continued)
Fidelity National Information Services, Inc.:
3.50%, 4/15/23	$25	$25,366
5.00%, 10/15/25	500	543,810
3.00%, 8/15/26	750	706,643
Fiserv, Inc., 2.70%, 6/01/20	500	505,658
International Business Machines Corp.:
1.95%, 2/12/19	250	251,845
1.88%, 5/15/19	250	251,343
2.25%, 2/19/21	1,000	1,004,688
2.90%, 11/01/21	100	102,541
3.63%, 2/12/24	275	287,933
3.45%, 2/19/26	250	255,995
3.30%, 1/27/27	1,000	1,006,997
4.00%, 6/20/42	350	350,189
4.70%, 2/19/46	250	275,335
Total System Services, Inc., 2.38%, 6/01/18	250	251,041
Verisk Analytics, Inc., 4.00%, 6/15/25	250	254,101
Western Union Co., 6.20%, 11/17/36	25	25,597
Xerox Corp.:
4.07%, 3/17/22 (a)	300	304,716
3.80%, 5/15/24	350	345,586

		8,002,369
Leisure Products — 0.0%
Hasbro, Inc., 5.10%, 5/15/44	60	61,073
Life Sciences Tools & Services — 0.1%
Agilent Technologies, Inc., 3.88%, 7/15/23	200	207,686
Life Technologies Corp., 6.00%, 3/01/20	100	109,556
Thermo Fisher Scientific, Inc.:
2.40%, 2/01/19	500	504,219
3.30%, 2/15/22	305	310,991
3.15%, 1/15/23	250	250,487
4.15%, 2/01/24	250	262,366
3.65%, 12/15/25	500	506,726

		2,152,031
Machinery — 0.1%
Caterpillar, Inc.:
3.90%, 5/27/21	50	52,903
3.40%, 5/15/24	500	513,429
5.20%, 5/27/41	100	115,073
3.80%, 8/15/42	700	664,387
Deere & Co., 3.90%, 6/09/42	550	549,267
Flowserve Corp., 3.50%, 9/15/22	100	100,803
Illinois Tool Works, Inc.:
1.95%, 3/01/19	250	251,753

Corporate Bonds	Par (000)	Value
Machinery (continued)
Illinois Tool Works, Inc. (continued):
4.88%, 9/15/41	$50	$56,450
3.90%, 9/01/42	75	75,043
Ingersoll-Rand Global Holding Co. Ltd.:
6.88%, 8/15/18	50	53,405
2.88%, 1/15/19	500	508,212
Ingersoll-Rand Luxembourg Finance SA, 4.65%, 11/01/44	30	31,110
Stanley Black & Decker, Inc., 2.90%, 11/01/22	150	151,533
Trinity Industries, Inc., 4.55%, 10/01/24	250	249,698
Xylem, Inc., 4.38%, 11/01/46	500	495,226

		3,868,292
Media — 1.0%
21st Century Fox America, Inc.:
4.50%, 2/15/21	100	106,674
3.00%, 9/15/22	150	149,874
4.00%, 10/01/23	500	522,732
3.70%, 9/15/24	500	511,234
3.70%, 10/15/25	330	334,565
6.20%, 12/15/34	350	412,662
6.65%, 11/15/37	250	312,958
6.15%, 2/15/41	400	477,634
4.75%, 9/15/44	500	504,978
4.75%, 11/15/46	500	501,168
CBS Corp.:
3.50%, 1/15/25	500	497,774
4.00%, 1/15/26	500	511,957
4.85%, 7/01/42	325	326,921
Charter Communications Operating LLC/Charter Communications Operating Capital:
3.58%, 7/23/20	500	514,319
4.46%, 7/23/22	1,000	1,054,531
4.91%, 7/23/25	1,930	2,039,369
6.38%, 10/23/35	250	284,188
6.48%, 10/23/45	500	575,668
Cintas Corp. No 2, 4.30%, 6/01/21	25	26,622
Comcast Corp.:
5.15%, 3/01/20	350	381,255
2.75%, 3/01/23	750	747,271
3.00%, 2/01/24	1,000	999,567
3.60%, 3/01/24	250	258,779
3.38%, 8/15/25	500	504,491
3.15%, 3/01/26	750	737,917
2.35%, 1/15/27	850	778,833
3.30%, 2/01/27	1,000	992,558
4.25%, 1/15/33	650	669,223

18	BLACKROCK U.S. TOTAL BOND INDEX MASTER PORTFOLIO	MARCH 31, 2017

Schedule of Investments (continued)	BlackRock U.S. Total Bond Index Master Portfolio

Corporate Bonds	Par (000)	Value
Media (continued)
Comcast Corp. (continued):
4.20%, 8/15/34	$235	$239,618
4.40%, 8/15/35	250	259,130
3.20%, 7/15/36	500	443,737
6.45%, 3/15/37	200	254,728
4.65%, 7/15/42	150	156,536
4.75%, 3/01/44	250	263,751
4.60%, 8/15/45	250	258,497
3.40%, 7/15/46	500	427,817
Discovery Communications LLC:
4.38%, 6/15/21	50	52,680
3.25%, 4/01/23	50	48,793
3.45%, 3/15/25	1,000	946,951
4.90%, 3/11/26	330	343,231
4.95%, 5/15/42	50	45,185
4.88%, 4/01/43	150	135,878
Grupo Televisa SAB:
5.00%, 5/13/45	200	182,371
6.13%, 1/31/46	250	263,091
Interpublic Group of Cos., Inc., 4.20%, 4/15/24	250	257,927
NBCUniversal Media LLC:
4.38%, 4/01/21	600	644,397
2.88%, 1/15/23	250	250,691
6.40%, 4/30/40	200	255,269
5.95%, 4/01/41	250	304,985
4.45%, 1/15/43	250	251,659
Omnicom Group, Inc.:
3.63%, 5/01/22	125	129,308
3.65%, 11/01/24	70	70,799
3.60%, 4/15/26	500	499,745
Scripps Networks Interactive, Inc., 3.90%, 11/15/24	250	253,766
Thomson Reuters Corp.:
6.50%, 7/15/18	250	264,514
4.30%, 11/23/23	250	264,097
3.35%, 5/15/26	140	136,354
4.50%, 5/23/43	250	235,140
Time Warner Cable, Inc.:
8.25%, 4/01/19	300	334,459
5.00%, 2/01/20	500	531,785
4.13%, 2/15/21	100	104,033
6.55%, 5/01/37	650	745,350
6.75%, 6/15/39	300	346,530
5.88%, 11/15/40	250	265,390
5.50%, 9/01/41	250	256,387
4.50%, 9/15/42	475	430,485
Time Warner, Inc.:
4.88%, 3/15/20	250	268,193
4.70%, 1/15/21	500	536,028
3.60%, 7/15/25	250	247,190
3.88%, 1/15/26	1,000	1,002,260
2.95%, 7/15/26	500	465,586
6.25%, 3/29/41	150	172,254

Corporate Bonds	Par (000)	Value
Media (continued)
Time Warner, Inc. (continued):
4.90%, 6/15/42	$350	$341,984
5.35%, 12/15/43	250	256,523
4.65%, 6/01/44	250	236,357
4.85%, 7/15/45	500	486,286
Viacom, Inc.:
5.63%, 9/15/19	250	268,880
2.25%, 2/04/22	250	239,948
3.13%, 6/15/22	150	148,444
3.25%, 3/15/23	200	195,038
4.25%, 9/01/23	250	257,427
3.45%, 10/04/26	1,000	951,157
6.88%, 4/30/36	250	286,780
4.38%, 3/15/43	70	60,674
5.85%, 9/01/43	100	105,323
5.25%, 4/01/44	250	245,191
Walt Disney Co.:
1.85%, 5/30/19	500	502,423
2.15%, 9/17/20	500	502,473
2.30%, 2/12/21	500	503,900
3.75%, 6/01/21	50	52,961
2.35%, 12/01/22	300	298,092
3.15%, 9/17/25	165	168,329
3.00%, 2/13/26	200	200,055
1.85%, 7/30/26	1,000	906,322
3.00%, 7/30/46	75	63,163
Series E, 4.13%, 12/01/41	250	255,331
WPP Finance 2010:
4.75%, 11/21/21	100	107,636
3.75%, 9/19/24	250	253,450

		37,476,444
Metals & Mining — 0.4%
Barrick Gold Corp.:
4.10%, 5/01/23	157	168,339
5.25%, 4/01/42	200	217,456
Barrick North America Finance LLC:
5.70%, 5/30/41	250	282,848
5.75%, 5/01/43	250	289,720
BHP Billiton Finance USA Ltd.:
2.88%, 2/24/22	250	253,858
3.85%, 9/30/23	1,000	1,061,939
5.00%, 9/30/43	350	391,945
Goldcorp, Inc., 3.63%, 6/09/21	250	257,160
Newmont Mining Corp.:
3.50%, 3/15/22	950	976,853
4.88%, 3/15/42	300	299,821
Nucor Corp., 5.20%, 8/01/43	250	284,132
Reliance Steel & Aluminum Co., 4.50%, 4/15/23	25	26,089
Rio Tinto Finance USA Ltd.:
9.00%, 5/01/19	1,000	1,140,814
3.75%, 9/20/21	1,000	1,048,933

BLACKROCK U.S. TOTAL BOND INDEX MASTER PORTFOLIO	MARCH 31, 2017	19

Schedule of Investments (continued)	BlackRock U.S. Total Bond Index Master Portfolio

Corporate Bonds	Par (000)	Value
Metals & Mining (continued)
Rio Tinto Finance USA Ltd. (continued):
2.88%, 8/21/22	$76	$76,554
3.75%, 6/15/25	500	519,783
5.20%, 11/02/40	350	400,631
4.75%, 3/22/42	100	107,980
Southern Copper Corp.:
5.38%, 4/16/20	1,000	1,082,563
3.88%, 4/23/25	750	754,076
6.75%, 4/16/40	350	394,713
5.88%, 4/23/45	365	378,458
Vale Overseas Ltd.:
5.88%, 6/10/21	1,250	1,339,525
4.38%, 1/11/22	750	762,450
6.25%, 8/10/26	1,000	1,086,250
6.88%, 11/21/36	200	215,020
6.88%, 11/10/39	250	267,350
Vale SA, 5.63%, 9/11/42	250	236,200

		14,321,460
Multi-Utilities — 0.2%
CenterPoint Energy Resources Corp., 5.85%, 1/15/41	250	295,644
CMS Energy Corp.:
8.75%, 6/15/19	250	285,461
3.45%, 8/15/27	1,000	995,142
4.70%, 3/31/43	200	205,180
Consolidated Edison Co. of New York, Inc.:
6.65%, 4/01/19	100	109,273
3.30%, 12/01/24	250	254,348
4.20%, 3/15/42	400	405,784
3.95%, 3/01/43	150	146,619
4.45%, 3/15/44	250	263,728
Series C, 4.30%, 12/01/56	500	502,046
Dominion Gas Holdings LLC:
2.80%, 11/15/20	500	506,179
3.60%, 12/15/24	250	252,698
Dominion Resources, Inc.:
3.63%, 12/01/24	250	251,235
7.00%, 6/15/38	250	321,723
4.90%, 8/01/41	50	52,829
ONE Gas, Inc., 4.66%, 2/01/44	250	264,512
San Diego Gas & Electric Co.:
3.60%, 9/01/23	250	261,053
4.30%, 4/01/42	100	103,566
SCANA Corp., 4.13%, 2/01/22	100	101,348
Sempra Energy:
2.40%, 3/15/20	250	250,905
4.05%, 12/01/23	250	260,535
3.55%, 6/15/24	250	253,174
3.75%, 11/15/25	250	254,556

		6,597,538

Corporate Bonds	Par (000)	Value
Multiline Retail — 0.1%
Dollar General Corp., 1.88%, 4/15/18	$250	$250,234
Kohl’s Corp.:
4.00%, 11/01/21	50	50,962
5.55%, 7/17/45	100	90,456
Nordstrom, Inc.:
4.75%, 5/01/20	750	797,890
4.00%, 10/15/21	100	104,095
5.00%, 1/15/44	500	473,147
Target Corp.:
2.30%, 6/26/19	750	759,562
2.90%, 1/15/22	150	152,751
2.50%, 4/15/26	250	233,516
4.00%, 7/01/42	350	337,818
3.63%, 4/15/46	350	315,894

		3,566,325
Oil, Gas & Consumable Fuels — 2.7%
Alberta Energy Co. Ltd., 7.38%, 11/01/31	250	301,389
Anadarko Petroleum Corp.:
5.55%, 3/15/26	590	654,771
6.45%, 9/15/36	350	413,102
4.50%, 7/15/44	250	235,824
6.60%, 3/15/46	500	604,864
Apache Corp.:
3.25%, 4/15/22	1,645	1,653,440
6.00%, 1/15/37	100	113,129
5.10%, 9/01/40	250	257,235
4.75%, 4/15/43	250	249,558
4.25%, 1/15/44	100	93,800
Boardwalk Pipelines LP, 3.38%, 2/01/23	200	194,895
BP Capital Markets PLC:
1.38%, 5/10/18	250	249,315
2.24%, 9/26/18	300	302,114
2.24%, 5/10/19	500	503,106
2.52%, 1/15/20	115	116,475
2.32%, 2/13/20	250	252,088
4.74%, 3/11/21	50	54,290
2.11%, 9/16/21	500	491,028
3.06%, 3/17/22	210	212,895
3.25%, 5/06/22	100	102,149
2.75%, 5/10/23	350	345,621
3.99%, 9/26/23	250	262,498
3.22%, 11/28/23	1,000	1,005,125
3.12%, 5/04/26	350	342,511
3.02%, 1/16/27	500	479,911
Buckeye Partners LP:
4.15%, 7/01/23	250	255,476
3.95%, 12/01/26	500	489,696
Canadian Natural Resources Ltd.:
3.45%, 11/15/21	1,100	1,116,905
3.80%, 4/15/24	1,250	1,258,419

20	BLACKROCK U.S. TOTAL BOND INDEX MASTER PORTFOLIO	MARCH 31, 2017

Schedule of Investments (continued)	BlackRock U.S. Total Bond Index Master Portfolio

Corporate Bonds	Par (000)	Value
Oil, Gas & Consumable Fuels (continued)
Canadian Natural Resources Ltd. (continued):
3.90%, 2/01/25	$250	$252,032
6.25%, 3/15/38	300	343,395
Chevron Corp.:
1.72%, 6/24/18	500	501,605
1.56%, 5/16/19	500	498,354
2.19%, 11/15/19	555	559,892
2.43%, 6/24/20	550	556,022
2.41%, 3/03/22	145	144,741
3.33%, 11/17/25	500	510,107
2.95%, 5/16/26	250	247,009
CNOOC Finance 2013 Ltd., 3.00%, 5/09/23	1,300	1,268,514
CNOOC Finance 2015 Australia Pty Ltd., 2.63%, 5/05/20	500	497,983
CNOOC Finance 2015 USA LLC, 3.50%, 5/05/25	500	494,829
CNOOC Nexen Finance 2014 ULC, 4.25%, 4/30/24	500	520,979
Columbia Pipeline Group, Inc., 4.50%, 6/01/25	250	261,923
ConocoPhillips Co.:
2.40%, 12/15/22	500	488,383
4.95%, 3/15/26	500	554,962
4.15%, 11/15/34	395	394,836
6.50%, 2/01/39	400	509,455
4.30%, 11/15/44	500	497,767
5.95%, 3/15/46	250	312,453
ConocoPhillips Holding Co., 6.95%, 4/15/29	100	129,214
Devon Energy Corp.:
4.00%, 7/15/21	150	154,796
5.85%, 12/15/25	250	286,753
5.60%, 7/15/41	500	528,773
4.75%, 5/15/42	350	337,111
5.00%, 6/15/45	500	501,667
Ecopetrol SA:
7.63%, 7/23/19	100	111,000
5.88%, 9/18/23	350	379,313
4.13%, 1/16/25	1,000	968,500
5.38%, 6/26/26	500	511,400
5.88%, 5/28/45	500	455,000
Enable Midstream Partners LP:
2.40%, 5/15/19	1,350	1,337,743
5.00%, 5/15/44	500	456,644
Enbridge Energy Partners LP:
4.20%, 9/15/21	100	103,735
5.88%, 10/15/25	1,500	1,676,628
Enbridge, Inc.:
3.50%, 6/10/24	65	63,811
4.50%, 6/10/44	250	231,249
Encana Corp., 3.90%, 11/15/21	1,250	1,277,035

Corporate Bonds	Par (000)	Value
Oil, Gas & Consumable Fuels (continued)
Energy Transfer Partners LP:
9.70%, 3/15/19	$44	$50,033
5.20%, 2/01/22	250	267,873
3.60%, 2/01/23	150	149,093
4.90%, 2/01/24	250	259,757
4.75%, 1/15/26	1,000	1,030,111
4.90%, 3/15/35	250	239,246
5.15%, 2/01/43	500	466,829
5.95%, 10/01/43	150	155,307
6.13%, 12/15/45	250	267,473
EnLink Midstream Partners LP:
4.85%, 7/15/26	500	515,941
5.05%, 4/01/45	150	141,252
Enterprise Products Operating LLC:
2.55%, 10/15/19	500	504,220
3.90%, 2/15/24	125	127,935
3.75%, 2/15/25	790	794,506
3.70%, 2/15/26	960	960,259
3.95%, 2/15/27	1,000	1,019,661
5.95%, 2/01/41	150	171,475
4.45%, 2/15/43	325	309,250
4.85%, 3/15/44	200	202,277
5.10%, 2/15/45	250	261,117
4.90%, 5/15/46	350	358,250
EOG Resources, Inc.:
5.63%, 6/01/19	150	161,181
3.15%, 4/01/25	80	78,085
5.10%, 1/15/36	250	269,264
EQT Corp., 4.88%, 11/15/21	50	53,741
Exxon Mobil Corp.:
2.22%, 3/01/21	750	751,450
2.40%, 3/06/22	500	500,091
3.18%, 3/15/24	250	256,792
2.71%, 3/06/25	250	246,528
3.04%, 3/01/26	620	619,930
4.11%, 3/01/46	500	514,020
Hess Corp.:
4.30%, 4/01/27	500	491,105
5.60%, 2/15/41	550	550,849
Husky Energy, Inc.:
3.95%, 4/15/22	150	155,386
4.00%, 4/15/24	500	507,634
Kinder Morgan Energy Partners LP:
2.65%, 2/01/19	245	247,319
3.50%, 3/01/21	750	762,196
5.80%, 3/01/21	250	274,655
5.00%, 10/01/21	200	214,396
3.95%, 9/01/22	225	229,868
3.45%, 2/15/23	500	493,470
4.30%, 5/01/24	500	508,241
4.25%, 9/01/24	155	156,948
6.50%, 2/01/37	100	108,698
6.95%, 1/15/38	250	290,070
5.00%, 8/15/42	75	70,779

BLACKROCK U.S. TOTAL BOND INDEX MASTER PORTFOLIO	MARCH 31, 2017	21

Schedule of Investments (continued)	BlackRock U.S. Total Bond Index Master Portfolio

Corporate Bonds	Par (000)	Value
Oil, Gas & Consumable Fuels (continued)
Kinder Morgan Energy Partners LP (continued):
5.50%, 3/01/44	$250	$249,632
5.40%, 9/01/44	250	247,205
Kinder Morgan, Inc.:
3.05%, 12/01/19	250	254,210
4.30%, 6/01/25	410	418,859
5.30%, 12/01/34	250	250,893
5.55%, 6/01/45	750	766,311
5.05%, 2/15/46	750	728,040
Magellan Midstream Partners LP:
3.20%, 3/15/25	500	483,766
4.25%, 9/15/46	250	234,170
Marathon Oil Corp.:
2.80%, 11/01/22	400	384,327
3.85%, 6/01/25	250	245,786
5.20%, 6/01/45	250	246,432
Marathon Petroleum Corp.:
5.13%, 3/01/21	150	162,268
3.63%, 9/15/24	115	113,220
4.75%, 9/15/44	250	226,098
5.85%, 12/15/45	250	249,440
MPLX LP:
4.50%, 7/15/23	250	260,005
4.88%, 12/01/24	250	262,984
4.88%, 6/01/25	250	261,870
4.13%, 3/01/27	1,000	995,665
Nabors Industries, Inc.:
5.00%, 9/15/20	50	51,719
4.63%, 9/15/21	250	252,188
Nexen Energy ULC, 6.40%, 5/15/37	100	123,964
Noble Energy, Inc.:
5.63%, 5/01/21	250	257,565
4.15%, 12/15/21	150	157,388
5.25%, 11/15/43	500	519,945
Occidental Petroleum Corp.:
4.10%, 2/01/21	50	52,952
3.50%, 6/15/25	250	252,461
3.40%, 4/15/26	390	389,247
3.00%, 2/15/27	1,500	1,443,019
4.40%, 4/15/46	250	253,534
ONEOK Partners LP:
3.38%, 10/01/22	500	500,460
4.90%, 3/15/25	250	264,638
6.13%, 2/01/41	300	331,709
Petroleos Mexicanos:
3.50%, 7/18/18	350	355,285
3.13%, 1/23/19	250	251,000
3.50%, 7/23/20	500	504,375
4.88%, 1/24/22	400	411,480
3.50%, 1/30/23	400	381,160
4.63%, 9/21/23	1,500	1,508,625
4.88%, 1/18/24	250	252,250

Corporate Bonds	Par (000)	Value
Oil, Gas & Consumable Fuels (continued)
Petroleos Mexicanos (continued):
4.50%, 1/23/26	$2,000	$1,917,000
6.88%, 8/04/26	500	555,000
6.50%, 6/02/41	550	547,800
5.50%, 6/27/44	112	98,846
6.38%, 1/23/45	750	731,415
5.63%, 1/23/46	550	491,755
6.75%, 9/21/47	473	479,811
Phillips 66:
4.65%, 11/15/34	355	359,438
5.88%, 5/01/42	100	114,449
4.88%, 11/15/44	250	251,063
Phillips 66 Partners LP, 4.90%, 10/01/46	500	476,054
Pioneer Natural Resources Co., 3.95%, 7/15/22	150	156,143
Plains All American Pipeline LP/PAA Finance Corp.:
3.65%, 6/01/22	500	506,964
2.85%, 1/31/23	250	239,649
3.60%, 11/01/24	750	725,976
5.15%, 6/01/42	50	47,447
4.70%, 6/15/44	250	226,251
Regency Energy Partners LP/Regency Energy Finance Corp., 5.88%, 3/01/22	500	549,543
Sabine Pass Liquefaction LLC:
5.63%, 3/01/25	1,000	1,084,144
5.00%, 3/15/27 (a)	1,000	1,045,337
Shell International Finance BV:
1.90%, 8/10/18	750	753,350
1.38%, 5/10/19	250	247,783
4.38%, 3/25/20	100	106,555
2.13%, 5/11/20	750	750,015
2.25%, 11/10/20	120	120,431
1.88%, 5/10/21	250	244,842
3.25%, 5/11/25	250	252,427
2.88%, 5/10/26	500	486,190
4.13%, 5/11/35	500	503,808
6.38%, 12/15/38	300	386,564
5.50%, 3/25/40	300	350,390
4.55%, 8/12/43	200	207,637
4.38%, 5/11/45	500	507,051
4.00%, 5/10/46	750	717,913
3.75%, 9/12/46	150	137,941
Spectra Energy Capital LLC, 3.30%, 3/15/23	150	148,234
Spectra Energy Partners LP:
4.75%, 3/15/24	250	264,710
3.50%, 3/15/25	250	243,446
3.38%, 10/15/26	500	475,959
Statoil ASA:
1.95%, 11/08/18	250	250,753
2.75%, 11/10/21	500	504,536

22	BLACKROCK U.S. TOTAL BOND INDEX MASTER PORTFOLIO	MARCH 31, 2017

Schedule of Investments (continued)	BlackRock U.S. Total Bond Index Master Portfolio

Corporate Bonds	Par (000)	Value
Oil, Gas & Consumable Fuels (continued)
Statoil ASA (continued):
2.65%, 1/15/24	$1,500	$1,473,024
3.70%, 3/01/24	250	260,135
3.25%, 11/10/24	500	504,493
5.10%, 8/17/40	100	113,557
Suncor Energy, Inc.:
6.10%, 6/01/18	200	210,510
3.60%, 12/01/24	165	167,296
6.50%, 6/15/38	500	628,685
6.85%, 6/01/39	250	326,761
Sunoco Logistics Partners Operations LP:
4.25%, 4/01/24	400	407,199
4.95%, 1/15/43	250	228,661
5.30%, 4/01/44	100	97,069
TC PipeLines LP, 4.38%, 3/13/25	250	253,249
Total Capital Canada Ltd., 2.75%, 7/15/23	150	148,394
Total Capital International SA:
2.13%, 1/10/19	350	352,174
2.75%, 6/19/21	250	252,992
2.70%, 1/25/23	500	495,825
Total Capital SA, 2.13%, 8/10/18	500	502,922
TransCanada PipeLines Ltd.:
4.88%, 1/15/26	600	665,210
4.63%, 3/01/34	250	261,791
6.20%, 10/15/37	200	245,931
7.63%, 1/15/39	250	350,799
5.00%, 10/16/43	150	164,536
TransCanada PipeLines, Ltd., 2.50%, 8/01/22	1,000	984,776
Transcontinental Gas Pipe Line Co. LLC:
7.85%, 2/01/26	250	321,011
4.45%, 8/01/42	250	236,333
Valero Energy Corp.:
6.13%, 2/01/20	150	165,154
3.65%, 3/15/25	500	496,180
3.40%, 9/15/26	750	716,471
6.63%, 6/15/37	300	355,087
Western Gas Partners LP:
4.00%, 7/01/22	250	256,734
4.65%, 7/01/26	250	257,479
Williams Partners LP:
5.25%, 3/15/20	500	537,969
4.00%, 11/15/21	250	258,695
3.60%, 3/15/22	750	760,783
4.30%, 3/04/24	250	257,241
3.90%, 1/15/25	250	249,667
4.00%, 9/15/25	250	251,053
6.30%, 4/15/40	250	280,176
4.90%, 1/15/45	500	481,240

		97,099,830

Corporate Bonds	Par (000)	Value
Paper & Forest Products — 0.1%
Celulosa Arauco y Constitucion SA, 4.75%, 1/11/22	$50	$52,376
Georgia-Pacific LLC, 8.88%, 5/15/31	525	800,941
International Paper Co.:
3.65%, 6/15/24	500	508,564
5.00%, 9/15/35	250	265,383
4.80%, 6/15/44	250	248,930
4.40%, 8/15/47	500	472,000
Westvaco Corp., 8.20%, 1/15/30	100	135,358

		2,483,552
Personal Products — 0.0%
Colgate-Palmolive Co.:
1.75%, 3/15/19	250	250,975
3.25%, 3/15/24	250	258,928
Estee Lauder Cos., Inc., 3.15%, 3/15/27	1,000	998,677

		1,508,580
Pharmaceuticals — 1.4%
Abbott Laboratories:
2.00%, 3/15/20	500	496,651
2.55%, 3/15/22	1,000	984,227
3.25%, 4/15/23	150	149,630
3.88%, 9/15/25	45	45,722
5.30%, 5/27/40	500	537,246
4.90%, 11/30/46	1,000	1,035,870
AbbVie, Inc.:
1.80%, 5/14/18	500	500,562
2.00%, 11/06/18	150	150,446
2.50%, 5/14/20	500	499,899
2.30%, 5/14/21	750	740,583
2.90%, 11/06/22	250	249,063
2.85%, 5/14/23	1,500	1,471,647
3.60%, 5/14/25	500	500,094
3.20%, 5/14/26	685	658,475
4.50%, 5/14/35	450	446,898
4.30%, 5/14/36	200	193,828
4.40%, 11/06/42	400	381,232
4.70%, 5/14/45	500	498,675
4.45%, 5/14/46	250	238,558
Actavis Funding SCS:
3.00%, 3/12/20	1,000	1,017,068
3.45%, 3/15/22	1,155	1,179,345
3.80%, 3/15/25	750	756,842
4.55%, 3/15/35	380	381,033
4.85%, 6/15/44	250	253,414
4.75%, 3/15/45	1,000	1,004,281
Actavis, Inc., 3.25%, 10/01/22	150	150,893
AstraZeneca PLC:
1.75%, 11/16/18	1,000	1,000,344
1.95%, 9/18/19	500	499,465
2.38%, 11/16/20	500	500,709

BLACKROCK U.S. TOTAL BOND INDEX MASTER PORTFOLIO	MARCH 31, 2017	23

Schedule of Investments (continued)	BlackRock U.S. Total Bond Index Master Portfolio

Corporate Bonds	Par (000)	Value
Pharmaceuticals (continued)
AstraZeneca PLC (continued):
3.38%, 11/16/25	$700	$704,792
6.45%, 9/15/37	100	130,569
4.38%, 11/16/45	650	662,698
Baxalta, Inc.:
2.88%, 6/23/20	500	507,025
4.00%, 6/23/25	100	101,890
5.25%, 6/23/45	350	382,264
Bristol-Myers Squibb Co.:
1.75%, 3/01/19	250	250,305
2.00%, 8/01/22	250	242,201
4.50%, 3/01/44	250	265,508
Eli Lilly & Co.:
1.95%, 3/15/19	250	251,745
2.75%, 6/01/25	45	44,545
3.70%, 3/01/45	250	239,401
GlaxoSmithKline Capital PLC, 2.85%, 5/08/22	1,650	1,664,367
GlaxoSmithKline Capital, Inc.:
5.65%, 5/15/18	100	104,620
2.80%, 3/18/23	500	500,512
5.38%, 4/15/34	250	291,507
6.38%, 5/15/38	300	392,853
Johnson & Johnson:
1.13%, 3/01/19	1,000	995,523
1.65%, 3/01/21	500	493,473
2.45%, 12/05/21	450	457,847
2.05%, 3/01/23	750	732,769
2.45%, 3/01/26	370	355,139
4.38%, 12/05/33	250	275,553
3.55%, 3/01/36	750	744,148
4.50%, 9/01/40	100	110,651
4.50%, 12/05/43	750	827,642
Merck & Co., Inc.:
1.30%, 5/18/18	750	749,797
3.88%, 1/15/21	250	265,230
2.35%, 2/10/22	500	499,847
2.75%, 2/10/25	570	562,697
6.55%, 9/15/37	250	335,081
4.15%, 5/18/43	250	256,445
3.70%, 2/10/45	900	855,118
Merck Sharp & Dohme Corp., 5.00%, 6/30/19	500	536,389
Mylan NV, 3.95%, 6/15/26	1,000	978,824
Mylan, Inc., 4.20%, 11/29/23	250	256,628
Novartis Capital Corp.:
4.40%, 4/24/20	100	107,311
3.40%, 5/06/24	650	670,849
3.00%, 11/20/25	1,100	1,099,108
4.40%, 5/06/44	750	796,921
Perrigo Co. PLC, 2.30%, 11/08/18	250	251,234
Perrigo Finance PLC:
3.90%, 12/15/24	250	249,136
4.38%, 3/15/26	250	254,282

Corporate Bonds	Par (000)	Value
Pharmaceuticals (continued)
Pfizer, Inc.:
1.50%, 6/15/18	$500	$500,958
1.45%, 6/03/19	500	497,598
1.95%, 6/03/21	500	496,998
5.80%, 8/12/23	500	586,141
2.75%, 6/03/26	115	111,934
3.00%, 12/15/26	750	742,607
7.20%, 3/15/39	250	357,385
4.30%, 6/15/43	500	513,332
4.40%, 5/15/44	500	522,908
Sanofi, 1.25%, 4/10/18	250	249,688
Shire Acquisitions Investments Ireland DAC:
2.88%, 9/23/23	500	485,162
3.20%, 9/23/26	900	857,002
Teva Pharmaceutical Finance Co. BV:
3.65%, 11/10/21	113	114,820
2.95%, 12/18/22	309	301,739
Teva Pharmaceutical Finance Netherlands III BV:
1.40%, 7/20/18	1,000	994,117
2.20%, 7/21/21	750	723,795
2.80%, 7/21/23	1,500	1,424,713
3.15%, 10/01/26	640	589,769
4.10%, 10/01/46	250	215,349
Wyeth LLC, 6.50%, 2/01/34	500	644,573
Zoetis, Inc., 4.70%, 2/01/43	400	407,589

		48,315,321
Real Estate — 0.1%
Boston Properties LP:
3.70%, 11/15/18	200	204,980
4.13%, 5/15/21	250	262,883
3.13%, 9/01/23	250	248,091
3.65%, 2/01/26	190	189,258
Host Hotels & Resorts LP:
5.25%, 3/15/22	250	271,064
Series E, 4.00%, 6/15/25	190	190,447
Liberty Property LP, 4.40%, 2/15/24	250	263,344
National Retail Properties, Inc., 3.30%, 4/15/23	500	499,971
Prologis LP, 3.75%, 11/01/25	45	45,986
Ventas Realty LP / Ventas Capital Corp.:
2.70%, 4/01/20	250	252,082
4.25%, 3/01/22	100	105,311

		2,533,417
Real Estate Investment Trusts (REITs) — 0.4%
Alexandria Real Estate Equities, Inc., 4.30%, 1/15/26	250	256,517

24	BLACKROCK U.S. TOTAL BOND INDEX MASTER PORTFOLIO	MARCH 31, 2017

Schedule of Investments (continued)	BlackRock U.S. Total Bond Index Master Portfolio

Corporate Bonds	Par (000)	Value
Real Estate Investment Trusts (REITs) (continued)
American Tower Corp.:
3.40%, 2/15/19	$250	$255,589
2.80%, 6/01/20	250	251,801
5.05%, 9/01/20	25	26,902
5.90%, 11/01/21	500	559,439
4.70%, 3/15/22	100	107,096
3.50%, 1/31/23	150	150,887
4.40%, 2/15/26	30	31,034
3.38%, 10/15/26	500	476,719
AvalonBay Communities, Inc.:
2.95%, 9/15/22	100	100,269
3.45%, 6/01/25	100	100,447
3.90%, 10/15/46	250	233,522
Brixmor Operating Partnership LP, 4.13%, 6/15/26	250	251,576
DDR Corp.:
4.63%, 7/15/22	100	104,916
4.25%, 2/01/26	250	248,463
Digital Realty Trust LP, 4.75%, 10/01/25	500	527,702
ERP Operating LP:
4.75%, 7/15/20	100	106,984
4.50%, 7/01/44	150	153,121
Essex Portfolio LP, 3.88%, 5/01/24	100	102,102
HCP, Inc.:
2.63%, 2/01/20	250	251,519
5.38%, 2/01/21	250	272,305
3.15%, 8/01/22	100	99,751
4.00%, 12/01/22	250	257,878
4.00%, 6/01/25	500	501,484
Hospitality Properties Trust:
5.00%, 8/15/22	200	213,032
4.95%, 2/15/27	1,000	1,026,814
Kimco Realty Corp.:
3.20%, 5/01/21	250	252,803
2.80%, 10/01/26	500	459,471
Mid-America Apartments LP, 4.30%, 10/15/23	200	211,069
Omega Healthcare Investors, Inc.:
5.88%, 3/15/24	250	257,949
4.50%, 4/01/27	250	245,200
Realty Income Corp.:
4.65%, 8/01/23	250	269,359
3.00%, 1/15/27	1,000	937,963
Simon Property Group LP:
4.13%, 12/01/21	100	105,930
3.38%, 3/15/22	100	102,688
3.38%, 10/01/24	500	503,998
4.75%, 3/15/42	100	104,773
4.25%, 10/01/44	250	242,592
4.25%, 11/30/46	500	483,784
Ventas Realty LP:
4.13%, 1/15/26	250	253,727

Corporate Bonds	Par (000)	Value
Real Estate Investment Trusts (REITs) (continued)
Ventas Realty LP (continued):
3.25%, 10/15/26	$500	$474,432
Welltower, Inc.:
4.13%, 4/01/19	200	206,621
5.25%, 1/15/22	50	54,812
4.00%, 6/01/25	250	253,399
4.25%, 4/01/26	350	360,327
Weyerhaeuser Co., 7.38%, 3/15/32	350	460,223

		12,908,989
Real Estate Management & Development — 0.0%
CBRE Services, Inc., 4.88%, 3/01/26	250	260,140
Road & Rail — 0.4%
Burlington Northern Santa Fe LLC:
4.70%, 10/01/19	750	800,900
3.75%, 4/01/24	50	52,661
3.65%, 9/01/25	750	781,247
3.25%, 6/15/27	1,000	1,007,458
5.40%, 6/01/41	50	58,416
4.40%, 3/15/42	150	154,527
4.38%, 9/01/42	250	256,354
4.45%, 3/15/43	200	207,467
5.15%, 9/01/43	250	285,247
4.90%, 4/01/44	500	550,886
4.55%, 9/01/44	250	263,647
Canadian National Railway Co.:
2.85%, 12/15/21	1,000	1,018,993
2.95%, 11/21/24	305	307,695
2.75%, 3/01/26	560	550,655
3.50%, 11/15/42	100	91,427
Canadian Pacific Railway Co.:
4.45%, 3/15/23	500	537,405
2.90%, 2/01/25	250	245,138
4.80%, 9/15/35	250	271,454
5.75%, 1/15/42	25	29,738
4.80%, 8/01/45	110	118,863
CSX Corp.:
3.70%, 10/30/20	100	104,213
3.35%, 11/01/25	250	250,565
4.75%, 5/30/42	100	104,712
3.95%, 5/01/50	200	182,649
4.50%, 8/01/54	250	243,135
4.25%, 11/01/66	500	453,720
Kansas City Southern, 3.13%, 6/01/26	250	235,003
Norfolk Southern Corp.:
3.00%, 4/01/22	1,750	1,773,369
3.85%, 1/15/24	1,000	1,047,024
3.95%, 10/01/42	100	96,295
4.80%, 8/15/43	350	380,350
4.45%, 6/15/45	250	260,065

BLACKROCK U.S. TOTAL BOND INDEX MASTER PORTFOLIO	MARCH 31, 2017	25

Schedule of Investments (continued)	BlackRock U.S. Total Bond Index Master Portfolio

Corporate Bonds	Par (000)	Value
Road & Rail (continued)
Union Pacific Corp.:
4.16%, 7/15/22	$100	$107,973
3.65%, 2/15/24	1,000	1,047,754
3.25%, 8/15/25	250	253,661
2.75%, 3/01/26	1,000	974,755
4.30%, 6/15/42	50	51,589
4.75%, 12/15/43	250	266,765
4.05%, 11/15/45	250	249,785
4.05%, 3/01/46	140	138,690

		15,812,250
Semiconductors & Semiconductor Equipment — 0.3%
Altera Corp., 4.10%, 11/15/23	250	269,816
Analog Devices, Inc., 3.50%, 12/05/26	750	742,781
Applied Materials, Inc.:
4.30%, 6/15/21	500	537,501
3.90%, 10/01/25	160	168,794
5.85%, 6/15/41	50	60,949
Broadcom Corp./Broadcom Cayman Finance Ltd. (a):
3.00%, 1/15/22	1,500	1,498,089
3.88%, 1/15/27	1,000	1,005,272
Intel Corp.:
1.70%, 5/19/21	1,000	978,981
4.80%, 10/01/41	300	332,291
4.90%, 7/29/45	500	560,644
4.10%, 5/19/46	500	498,625
KLA-Tencor Corp., 4.65%, 11/01/24	305	324,748
Lam Research Corp., 3.80%, 3/15/25	230	230,883
Maxim Integrated Products, Inc., 3.38%, 3/15/23	100	100,407
QUALCOMM, Inc.:
2.25%, 5/20/20	500	501,108
3.45%, 5/20/25	250	253,633
4.65%, 5/20/35	250	260,259
4.80%, 5/20/45	250	259,551
Seagate HDD Cayman:
3.75%, 11/15/18	125	128,125
4.75%, 6/01/23	500	502,500
4.88%, 6/01/27	500	468,095
Texas Instruments, Inc., 1.75%, 5/01/20	250	248,079
Xilinx, Inc., 3.00%, 3/15/21	75	76,217

		10,007,348
Software — 0.7%
CA, Inc., 4.50%, 8/15/23	170	177,344
Hewlett Packard Enterprise Co., 4.40%, 10/15/22	500	523,626
Microsoft Corp.:
1.30%, 11/03/18	1,000	999,775

Corporate Bonds	Par (000)	Value
Software (continued)
Microsoft Corp. (continued):
1.63%, 12/06/18	$250	$251,047
1.10%, 8/08/19	2,000	1,978,158
1.85%, 2/12/20	500	501,365
3.00%, 10/01/20	50	51,844
2.00%, 11/03/20	500	501,642
1.55%, 8/08/21	500	487,214
2.40%, 2/06/22	1,000	1,006,011
2.65%, 11/03/22	500	504,393
2.00%, 8/08/23	1,000	961,512
2.88%, 2/06/24	365	367,345
3.13%, 11/03/25	500	504,709
2.40%, 8/08/26	485	458,892
3.30%, 2/06/27	1,000	1,015,347
3.50%, 2/12/35	165	158,754
4.20%, 11/03/35	250	262,104
3.45%, 8/08/36	250	236,844
4.10%, 2/06/37	500	516,025
5.30%, 2/08/41	100	118,670
3.75%, 5/01/43	150	142,383
3.75%, 2/12/45	500	474,318
4.45%, 11/03/45	500	527,700
3.70%, 8/08/46	1,000	938,710
4.25%, 2/06/47	500	512,525
4.00%, 2/12/55	500	472,132
4.75%, 11/03/55	250	267,996
3.95%, 8/08/56	250	233,642
4.50%, 2/06/57	500	514,742
Oracle Corp.:
5.75%, 4/15/18	150	156,594
2.25%, 10/08/19	750	759,182
3.88%, 7/15/20	100	105,859
2.80%, 7/08/21	1,000	1,020,485
1.90%, 9/15/21	1,500	1,473,930
2.40%, 9/15/23	1,000	973,409
2.95%, 5/15/25	500	493,534
2.65%, 7/15/26	745	709,395
3.25%, 5/15/30	250	246,699
4.30%, 7/08/34	250	259,492
3.90%, 5/15/35	500	493,755
6.13%, 7/08/39	500	632,935
5.38%, 7/15/40	150	174,097
4.50%, 7/08/44	500	515,059
4.13%, 5/15/45	250	242,991
4.00%, 7/15/46	250	238,505
4.38%, 5/15/55	250	244,162

		24,406,852
Specialty Retail — 0.3%
Advance Auto Parts, Inc., 4.50%, 12/01/23	250	263,178
AutoZone, Inc.:
3.70%, 4/15/22	50	51,850
3.13%, 7/15/23	250	248,485

26	BLACKROCK U.S. TOTAL BOND INDEX MASTER PORTFOLIO	MARCH 31, 2017

Schedule of Investments (continued)	BlackRock U.S. Total Bond Index Master Portfolio

Corporate Bonds	Par (000)	Value
Specialty Retail (continued)
AutoZone, Inc. (continued):
3.25%, 4/15/25	$165	$161,455
Bed Bath & Beyond, Inc., 5.17%, 8/01/44	250	223,491
Home Depot, Inc.:
2.00%, 6/15/19	350	352,715
2.00%, 4/01/21	500	497,725
4.40%, 4/01/21	150	162,565
2.63%, 6/01/22	750	756,120
3.35%, 9/15/25	500	514,219
3.00%, 4/01/26	500	499,127
2.13%, 9/15/26	500	463,964
5.88%, 12/16/36	100	126,513
5.40%, 9/15/40	500	600,455
4.20%, 4/01/43	250	257,604
4.40%, 3/15/45	250	265,097
4.25%, 4/01/46	250	260,314
3.50%, 9/15/56	140	122,220
Lowe’s Cos., Inc.:
4.63%, 4/15/20	100	106,694
3.12%, 4/15/22	1,100	1,135,025
3.38%, 9/15/25	500	510,669
2.50%, 4/15/26	955	907,107
5.00%, 9/15/43	150	170,143
4.25%, 9/15/44	250	252,920
3.70%, 4/15/46	250	232,329
Macy’s Retail Holdings, Inc.:
3.88%, 1/15/22	300	298,248
4.38%, 9/01/23	200	198,583
3.63%, 6/01/24	250	238,668
4.50%, 12/15/34	500	434,652
5.13%, 1/15/42	250	218,165
QVC, Inc.:
5.45%, 8/15/34	200	184,445
5.95%, 3/15/43	350	323,495

		11,038,240
Technology Hardware, Storage & Peripherals — 0.5%
Adobe Systems, Inc., 3.25%, 2/01/25	70	70,717
Apple, Inc.:
1.00%, 5/03/18	500	498,488
1.10%, 8/02/19	1,250	1,235,149
2.00%, 5/06/20	500	502,859
2.25%, 2/23/21	500	501,516
1.55%, 8/04/21	1,000	970,175
2.85%, 2/23/23	250	252,366
2.50%, 2/09/25	140	135,442
3.20%, 5/13/25	750	757,693
3.25%, 2/23/26	660	666,727
2.45%, 8/04/26	1,410	1,333,785
3.35%, 2/09/27	2,000	2,023,926
4.50%, 2/23/36	250	270,098
3.85%, 5/04/43	250	239,512

Corporate Bonds	Par (000)	Value
Technology Hardware, Storage & Peripherals (continued)
Apple, Inc. (continued):
4.45%, 5/06/44	$250	$258,527
3.45%, 2/09/45	350	311,970
4.65%, 2/23/46	480	515,041
3.85%, 8/04/46	750	715,452
Diamond 1 Finance Corp./Diamond 2 Finance Corp. (a):
4.42%, 6/15/21	500	522,872
5.45%, 6/15/23	1,000	1,079,013
6.02%, 6/15/26	840	915,752
8.10%, 7/15/36	500	627,927
8.35%, 7/15/46	350	452,024
DXC Technology Co., 4.75%, 4/15/27 (a)	1,000	1,019,886
Hewlett Packard Enterprise Co.:
4.90%, 10/15/25	750	779,050
6.35%, 10/15/45	250	257,439
HP, Inc.:
4.38%, 9/15/21	250	264,384
4.65%, 12/09/21	600	642,840
6.00%, 9/15/41	150	152,541
NetApp, Inc., 3.38%, 6/15/21	105	107,139

		18,080,310
Textiles, Apparel & Luxury Goods — 0.0%
VF Corp., 3.50%, 9/01/21	100	104,164
Tobacco — 0.3%
Altria Group, Inc.:
9.25%, 8/06/19	45	52,275
2.63%, 1/14/20	250	253,186
2.85%, 8/09/22	1,500	1,503,047
4.00%, 1/31/24	250	262,892
4.50%, 5/02/43	400	405,688
5.38%, 1/31/44	70	79,839
3.88%, 9/16/46	250	231,748
Philip Morris International, Inc.:
1.88%, 1/15/19	250	250,497
4.13%, 5/17/21	50	53,056
2.63%, 3/06/23	250	245,100
2.13%, 5/10/23	1,000	953,662
3.25%, 11/10/24	1,000	1,005,202
3.38%, 8/11/25	750	757,164
2.75%, 2/25/26	415	398,912
4.50%, 3/20/42	50	50,914
3.88%, 8/21/42	100	93,327
4.13%, 3/04/43	200	192,669
4.88%, 11/15/43	250	269,461
4.25%, 11/10/44	365	361,079
Reynolds American, Inc.:
2.30%, 6/12/18	1,000	1,006,007
6.88%, 5/01/20	250	281,764
3.25%, 6/12/20	1,135	1,164,578

BLACKROCK U.S. TOTAL BOND INDEX MASTER PORTFOLIO	MARCH 31, 2017	27

Schedule of Investments (continued)	BlackRock U.S. Total Bond Index Master Portfolio

Corporate Bonds	Par (000)	Value
Tobacco (continued)
Reynolds American, Inc. (continued):
5.70%, 8/15/35	$325	$371,571
6.15%, 9/15/43	150	180,790
5.85%, 8/15/45	500	587,203

		11,011,631
Trading Companies & Distributors — 0.0%
GATX Corp., 3.25%, 9/15/26	750	714,329
Utilities — 0.0%
Emera US Finance LP:
3.55%, 6/15/26	75	73,727
4.75%, 6/15/46	350	353,171

		426,898
Water Utilities — 0.0%
American Water Capital Corp.:
3.40%, 3/01/25	250	256,476
4.30%, 9/01/45	250	261,896
United Utilities PLC, 5.38%, 2/01/19	50	52,362

		570,734
Wireless Telecommunication Services — 0.2%
America Movil SAB de CV:
5.00%, 3/30/20	200	214,375
3.13%, 7/16/22	1,500	1,511,320
6.13%, 3/30/40	250	291,666
4.38%, 7/16/42	350	332,875
Crown Castle International Corp.:
3.40%, 2/15/21	750	762,905
3.70%, 6/15/26	280	274,777
Rogers Communications, Inc.:
3.00%, 3/15/23	650	648,946
3.63%, 12/15/25	65	65,584
2.90%, 11/15/26	1,000	941,844
5.00%, 3/15/44	250	268,797
Vodafone Group PLC:
7.88%, 2/15/30	100	132,735
4.38%, 2/19/43	950	868,601

		6,314,425
Total Corporate Bonds — 25.9%		921,523,746

Foreign Agency Obligations
African Development Bank:
1.00%, 5/15/19	1,000	988,106
1.25%, 7/26/21	500	482,343
Asian Development Bank:
0.88%, 4/26/18	3,000	2,988,969
1.75%, 9/11/18	500	502,844

Foreign Agency Obligations	Par (000)	Value
Asian Development Bank (continued):
1.50%, 9/28/18	$1,000	$1,001,902
1.88%, 4/12/19	500	503,829
1.63%, 3/16/21	750	740,519
1.88%, 2/18/22	1,000	989,236
Canada Government International Bond, 1.63%, 2/27/19	500	502,675
Chile Government International Bond, 3.63%, 10/30/42	350	344,505
Colombia Government International Bond:
4.38%, 7/12/21	250	265,000
2.63%, 3/15/23	250	240,313
4.00%, 2/26/24	750	771,750
4.50%, 1/28/26	2,250	2,373,750
7.38%, 9/18/37	100	127,600
6.13%, 1/18/41	250	285,000
5.63%, 2/26/44	200	217,500
5.00%, 6/15/45	500	501,500
Council of Europe Development Bank, 1.63%, 3/10/20	250	248,604
European Bank for Reconstruction & Development:
1.63%, 11/15/18	1,000	1,003,124
0.88%, 7/22/19	500	491,403
1.75%, 11/26/19	500	500,329
European Investment Bank:
1.25%, 5/15/18	500	499,844
1.00%, 6/15/18	250	248,986
1.13%, 8/15/18	1,000	997,088
1.88%, 3/15/19	500	502,985
1.25%, 5/15/19	3,000	2,980,380
1.75%, 6/17/19	1,500	1,504,071
1.13%, 8/15/19	1,000	988,274
1.25%, 12/16/19	2,000	1,975,540
1.38%, 6/15/20	1,000	983,476
1.63%, 12/15/20	1,000	987,970
2.00%, 3/15/21	500	499,960
1.63%, 6/15/21	2,000	1,964,208
1.38%, 9/15/21	2,000	1,938,892
2.13%, 4/13/26	1,000	957,644
Export Development Canada:
1.00%, 6/15/18	1,000	996,515
1.75%, 8/19/19	500	502,000
1.75%, 7/21/20	500	499,632
Export-Import Bank of Korea:
1.88%, 10/21/21	2,000	1,925,404
3.25%, 11/10/25	500	502,455
FMS Wertmanagement AoeR:
1.63%, 11/20/18	500	501,514
1.38%, 6/08/21	1,000	970,454
Hungary Government International Bond:
5.38%, 2/21/23	500	550,635

28	BLACKROCK U.S. TOTAL BOND INDEX MASTER PORTFOLIO	MARCH 31, 2017

Schedule of Investments (continued)	BlackRock U.S. Total Bond Index Master Portfolio

Foreign Agency Obligations	Par (000)	Value
Hungary Government International Bond (continued):
5.75%, 11/22/23	$500	$565,000
5.38%, 3/25/24	500	556,469
7.63%, 3/29/41	250	362,785
Inter-American Development Bank:
1.00%, 5/13/19	2,500	2,475,162
1.25%, 10/15/19	500	494,815
1.75%, 10/15/19	1,500	1,502,740
1.88%, 3/15/21	500	498,517
1.25%, 9/14/21	1,000	966,461
2.13%, 1/18/22	1,000	1,003,830
1.75%, 4/14/22	750	736,354
International Bank for Reconstruction & Development:
1.38%, 4/10/18	1,000	1,001,482
1.00%, 6/15/18	1,500	1,494,789
0.88%, 7/19/18	1,750	1,740,510
1.00%, 10/05/18	1,500	1,492,279
1.25%, 7/26/19	1,000	992,838
0.88%, 8/15/19	750	738,134
1.88%, 10/07/19	250	251,485
1.13%, 11/27/19	1,500	1,480,195
1.38%, 3/30/20	750	742,057
1.13%, 8/10/20	1,000	978,808
2.13%, 11/01/20	500	503,989
1.38%, 5/24/21	500	487,579
1.38%, 9/20/21	1,000	971,585
1.75%, 4/19/23	1,000	968,171
4.75%, 2/15/35	500	607,997
Series GDIF, 2.50%, 7/29/25	500	498,107
International Finance Corp.:
1.75%, 9/16/19	1,500	1,506,505
1.63%, 7/16/20	500	498,016
1.13%, 7/20/21	500	481,648
Israel Government International Bond, 4.50%, 1/30/43	200	205,800
Italian Government International Bond:
6.88%, 9/27/23	100	116,568
5.38%, 6/15/33	250	271,111
Japan Bank for International Cooperation:
2.13%, 2/07/19	200	200,605
1.88%, 4/20/21	2,000	1,957,954
2.00%, 11/04/21	2,000	1,951,968
3.38%, 7/31/23	500	521,000
2.38%, 4/20/26	750	719,185
2.25%, 11/04/26	500	471,935
Korea Development Bank, 1.38%, 9/12/19	750	738,251
Korea International Bond, 4.13%, 6/10/44	250	287,314

Foreign Agency Obligations	Par (000)	Value
Mexico Government International Bond:
8.13%, 12/30/19	$100	$117,000
5.13%, 1/15/20	100	108,100
3.63%, 3/15/22	500	514,250
4.00%, 10/02/23	250	257,500
3.60%, 1/30/25	500	498,750
4.13%, 1/21/26	3,000	3,084,000
6.75%, 9/27/34	150	187,398
6.05%, 1/11/40	300	342,750
4.75%, 3/08/44	950	923,875
5.55%, 1/21/45	775	837,000
4.60%, 1/23/46	500	478,750
4.35%, 1/15/47	750	690,000
Nordic Investment Bank, 1.50%, 9/29/20	500	494,230
Panama Government International Bond:
5.20%, 1/30/20	350	378,000
3.75%, 3/16/25	500	510,625
3.88%, 3/17/28	1,500	1,526,250
6.70%, 1/26/36	350	441,000
Peruvian Government International Bond:
7.35%, 7/21/25	400	518,000
8.75%, 11/21/33	441	667,012
6.55%, 3/14/37	250	322,813
5.63%, 11/18/50	300	357,375
Philippine Government International Bond:
4.00%, 1/15/21	500	531,497
4.20%, 1/21/24	2,500	2,706,200
7.75%, 1/14/31	500	712,460
6.38%, 10/23/34	250	332,017
3.95%, 1/20/40	250	257,025
3.70%, 3/01/41	1,100	1,089,676
Poland Government International Bond:
6.38%, 7/15/19	250	274,250
5.00%, 3/23/22	300	329,262
3.00%, 3/17/23	200	199,650
4.00%, 1/22/24	250	262,409
3.25%, 4/06/26	250	247,968
Province of Manitoba Canada:
1.13%, 6/01/18	500	498,653
2.05%, 11/30/20	500	501,092
Province of Ontario Canada:
2.00%, 9/27/18	500	502,575
2.00%, 1/30/19	500	503,134
4.40%, 4/14/20	1,200	1,285,592
1.88%, 5/21/20	500	498,456
Province of Quebec Canada:
3.50%, 7/29/20	500	524,266
2.75%, 8/25/21	500	511,413
2.63%, 2/13/23	250	252,116

BLACKROCK U.S. TOTAL BOND INDEX MASTER PORTFOLIO	MARCH 31, 2017	29

Schedule of Investments (continued)	BlackRock U.S. Total Bond Index Master Portfolio

Foreign Agency Obligations	Par (000)	Value
Province of Quebec Canada (continued):
2.88%, 10/16/24	$500	$505,685
2.50%, 4/20/26	500	488,679
Republic of South Africa Government International Bond:
4.67%, 1/17/24	200	202,320
5.88%, 9/16/25	500	538,010
4.88%, 4/14/26	500	502,250
4.30%, 10/12/28	1,000	938,592
6.25%, 3/08/41	500	546,259
5.38%, 7/24/44	200	196,152
Svensk Exportkredit AB:
1.88%, 6/17/19	500	501,557
2.38%, 3/09/22	1,500	1,510,005
Uruguay Government International Bond:
8.00%, 11/18/22	150	182,438
4.50%, 8/14/24	250	265,313
4.38%, 10/27/27	1,000	1,044,000
5.10%, 6/18/50	500	480,625
Total Foreign Agency Obligations — 3.0%		106,765,000

Municipal Bonds
American Municipal Power, Inc., RB, Build America Bonds, Combined Hydroelectric Projects, Series B, 7.83%, 2/15/41	150	213,206
Bay Area Toll Authority, RB, Build America Bonds, San Francisco Toll Bridge:
Series S-1, 6.92%, 4/01/40	200	270,682
Series S-1, 7.04%, 4/01/50	100	143,877
Series S-3, 6.91%, 10/01/50	200	286,270
Chicago Transit Authority, RB:
Build America Bonds, Series B, 6.20%, 12/01/40	200	234,608
Pension Funding, Series A, 6.90%, 12/01/40	100	124,629
City & County of San Francisco California Public Utilities Commission Water Revenue, RB, Build America Bonds, Sub-Series G, 6.95%, 11/01/50	100	141,053
City of Los Angeles California Department of Water & Power, RB, Build America Bonds:
5.72%, 7/01/39	200	245,090
6.60%, 7/01/50	90	126,025
Series D, 6.57%, 7/01/45	175	241,586

Municipal Bonds	Par (000)	Value
City of New York New York, Build America Bonds, Series A-2, 5.21%, 10/01/31	$225	$261,119
City of New York New York, GO, 6.27%, 12/01/37	300	390,183
City of New York New York Transitional Finance Authority, RB, Build America Bonds, Future Tax Secured, Sub-Series B-1, 5.57%, 11/01/38	100	121,497
City of New York New York Water & Sewer System, Refunding RB, 2nd General Resolution, Build America Bonds, Fiscal 2010, Series EE, 6.01%, 6/15/42	100	130,618
City of San Antonio TX Electric & Gas Systems Revenue, RB, 5.72%, 2/01/41	200	249,528
City Public Service Board of San Antonio Texas, RB, 4.43%, 2/01/42	170	181,562
Commonwealth of Massachusetts, GO, Build America Bonds, 5.46%, 12/01/39	500	614,190
County of Clark Nevada Department of Aviation, ARB, Build America Bonds, Series C, 6.82%, 7/01/45	150	210,431
County of Los Angeles California Metropolitan Transportation Authority, RB, Build America Bonds, 5.74%, 6/01/39	100	123,027
County of San Diego California Water Authority, RB, Build America Bonds, Series B, 6.14%, 5/01/49	100	128,837
Dallas Area Rapid Transit, RB, Build America Bonds, Senior Lien, Series B, 5.02%, 12/01/48	260	299,317
District of Columbia, RB, Build America Bonds, Series E, 5.59%, 12/01/34	200	244,092
East Bay Municipal Utility District, RB, Build America Bonds, 5.87%, 6/01/40	100	125,044
Florida Hurricane Catastrophe Fund Finance Corp., RB, Series A, 3.00%, 7/01/20	100	102,669
JobsOhio Beverage System, Refunding RB, Series B, 4.53%, 1/01/35	100	107,730

30	BLACKROCK U.S. TOTAL BOND INDEX MASTER PORTFOLIO	MARCH 31, 2017

Schedule of Investments (continued)	BlackRock U.S. Total Bond Index Master Portfolio

Municipal Bonds	Par (000)	Value
Los Angeles California Community College District, GO, Build America Bonds, 6.75%, 8/01/49	$200	$290,560
Los Angeles California Unified School District, GO:
5.75%, 7/01/34	100	122,744
Build America Bonds, 6.76%, 7/01/34	450	602,955
Massachusetts School Building Authority, RB, Build America Bonds, 5.72%, 8/15/39	100	124,317
Metropolitan Government Nashville & Davidson County Health & Educational Facilities Board, RB, 4.05%, 7/01/26	100	103,607
Metropolitan Transportation Authority, RB, Build America Bonds, Series E, 6.81%, 11/15/40	150	201,807
Metropolitan Washington Airports Authority, ARB, Dulles Toll Road Revenue, Build America Bonds, 7.46%, 10/01/46	100	141,444
Metropolitan Water Reclamation District of Greater Chicago, GO, Build America Bonds, 5.72%, 12/01/38	150	179,070
Municipal Electric Authority of Georgia Plant Vogtle Units 3 & 4, Refunding RB, Build America Bonds, Series A, 6.64%, 4/01/57	345	392,299
New Jersey EDA, RB, Series A (NPFGC), 7.43%, 2/15/29	450	537,367
New Jersey State Turnpike Authority, RB, Build America Bonds:
Series A, 7.10%, 1/01/41	300	418,773
Series F, 7.41%, 1/01/40	400	575,648
New Jersey Transportation Trust Fund Authority, RB, Build America Bonds, Series C, 5.75%, 12/15/28	200	206,474
New York City Transitional Finance Authority Future Tax Secured Revenue, RB, Build America Bonds, 5.77%, 8/01/36	100	121,348
New York City Water & Sewer System, RB, Build America Bonds, 2nd General Resolution, Fiscal 2020, Series DD, 5.95%, 6/15/42	115	148,649

Municipal Bonds	Par (000)	Value
New York City Water & Sewer System, Refunding RB, Build America Bonds, 2nd General Resolution, Fiscal 2011, Series AA, 5.44%, 6/15/43	$200	$249,028
New York State Urban Development Corp., RB, Build America Bonds, 5.77%, 3/15/39	200	240,568
North Texas Tollway Authority, RB, Build America Bonds, Series B, 6.72%, 1/01/49	300	418,386
Ohio State University, RB, Build America Bonds, Series C, 4.91%, 6/01/40	200	230,616
Ohio State Water Development Authority, RB, Build America Bonds, Series B-2, 4.88%, 12/01/34	100	113,194
Port Authority of New York & New Jersey, ARB, 192nd Series, 4.81%, 10/15/65	100	109,843
Port Authority of New York & New Jersey, RB:
159th Series, 6.04%, 12/01/29	200	251,138
182nd Series, 5.31%, 8/01/46	100	107,276
Port Authority of New York & New Jersey, Refunding ARB, Consolidated,174th Series, 4.46%, 10/01/62	550	574,315
Regents of the University of California Medical Center Pooled Revenue, RB, Regents, Build America Bonds, Series H, 6.55%, 5/15/48	50	64,810
Regents of the University of California Medical Center Pooled Revenue, Refunding RB, Build America Bonds, Series F, 6.58%, 5/15/49	100	130,000
Regional Transportation District, RB, Series B, 5.84%, 11/01/50	100	129,924
Salt River Project Agricultural Improvement & Power District, RB, Build America Bonds, Series A, 4.84%, 1/01/41	225	257,198
Santa Clara Valley Transportation Authority, RB, Build America Bonds, Series A, 5.88%, 4/01/32	100	121,743

BLACKROCK U.S. TOTAL BOND INDEX MASTER PORTFOLIO	MARCH 31, 2017	31

Schedule of Investments (continued)	BlackRock U.S. Total Bond Index Master Portfolio

Municipal Bonds	Par (000)	Value
South Carolina State Public Service Authority, RB, Build America Bonds, Series C, 6.45%, 1/01/50	$100	$110,645
State Board of Administration Finance Corp., RB, Series A:
2.16%, 7/01/19	150	151,061
2.64%, 7/01/21	200	201,268
State of California, GO, Build America Bonds, Various Purpose:
5.70%, 11/01/21	200	227,360
7.50%, 4/01/34	145	205,152
7.55%, 4/01/39	1,375	2,014,279
7.35%, 11/01/39	200	282,478
7.60%, 11/01/40	300	447,564
State of Connecticut, GO:
Build America Bonds, Series D, 5.09%, 10/01/30	150	166,902
Series A, 5.85%, 3/15/32	100	119,966
State of Illinois, GO:
5.67%, 3/01/18	200	205,328
5.88%, 3/01/19	500	525,820
Pension, 5.10%, 6/01/33	1,350	1,229,944
State of Oregon, GO, 5.76%, 6/01/23	100	111,675
State of Texas, GO, Build America Bonds, Series A, 5.52%, 4/01/39	500	625,750
State of Wisconsin, RB, Series A (AGM), 5.70%, 5/01/26	100	116,619
Texas Transportation Commission, RB, 1st Tier, Build America Bonds, Series B, 5.18%, 4/01/30	600	704,082
University of California, RB:
Build America Bonds, 5.95%, 5/15/45	350	431,420
General, Series AD, 4.86%, 5/15/12	300	296,241
University of California, Refunding RB, General, Series AJ, 4.60%, 5/15/31	150	164,793
University of Virginia, RB, Build America Bonds, 6.20%, 9/01/39	140	190,908
Total Municipal Bonds — 0.6%		21,011,226

Non-Agency Mortgage-Backed Securities	Par (000)	Value
Commercial Mortgage-Backed Securities — 1.0%
Barclays Commercial Mortgage Trust, Series 2017-C1, Class A4, 3.67%, 2/15/50	$2,300	$2,368,799
Citigroup Commercial Mortgage Trust:
Series 2013-GC17, Class A4, 4.13%, 11/10/46	750	800,338
Series 2014-GC25, Class A4, 3.64%, 10/10/47	500	515,869
Series 2014-GC25, Class AS, 4.02%, 10/10/47	1,500	1,565,337
Series 2016-GC37, Class A4, 3.31%, 4/10/49	3,500	3,504,140
Series 2016-P5, Class A4, 2.94%, 10/10/49	1,000	972,140
Commercial Mortgage Trust:
Series 2013-CR09, Class A4, 4.37%, 7/10/45 (d)	2,700	2,911,772
Series 2013-CR12, Class A4, 4.05%, 10/10/46	1,300	1,382,115
Series 2013-CR8, Class A5, 3.61%, 6/10/46 (d)	1,900	1,980,341
Series 2014-UBS2, Class A5, 3.96%, 3/10/47	500	525,236
Series 2015-PC1, Class A5, 3.90%, 7/10/50	1,500	1,561,471
Series 2016-CR28, Class A4, 3.76%, 2/10/49	750	774,178
CSAIL Commercial Mortgage Securities Trust, Series 2015-C3, Class A4, 3.72%, 8/15/48	1,000	1,033,172
GS Mortgage Securities Corp. II:
Series 2012-GCJ9, Class A3, 2.77%, 11/10/45	250	251,197
Series 2015-GC30, Class A4, 3.38%, 5/10/50	600	607,701
JPMBB Commercial Mortgage Securities Trust:
Series 2014-C18, Class A5, 4.08%, 2/15/47	250	265,386
Series 2014-C22, Class A4, 3.80%, 9/15/47	300	311,029
Series 2015-C29, Class A2, 2.92%, 5/15/48	1,000	1,019,417
JPMorgan Chase Commercial Mortgage Securities Trust:
Series 2011-C5, Class A3, 4.17%, 8/15/46	548	582,294
Series 2012-LC9, Class A3, 2.48%, 12/15/47	300	300,831
Series 2013-C16, Class A2, 3.07%, 12/15/46	596	605,658
Series 2014-C19, Class A2, 3.05%, 4/15/47	300	305,981

32	BLACKROCK U.S. TOTAL BOND INDEX MASTER PORTFOLIO	MARCH 31, 2017

Schedule of Investments (continued)	BlackRock U.S. Total Bond Index Master Portfolio

Non-Agency Mortgage-Backed Securities	Par (000)	Value
Commercial Mortgage-Backed Securities (continued)
JPMorgan Chase Commercial Mortgage Securities Trust (continued):
Series 2014-C20, Class A5, 3.80%, 7/15/47	$1,400	$1,460,544
Morgan Stanley Bank of America Merrill Lynch Trust:
Series 2013-C10, Class A5, 4.08%, 7/15/46 (d)	3,750	4,030,635
Series 2015-C24, Class A4, 3.73%, 5/15/48	750	777,258
Wells Fargo Commercial Mortgage Trust:
Series 2013-LC12, Class A4, 4.22%, 7/15/46 (d)	200	214,591
Series 2015-C27, Class A5, 3.45%, 2/15/48	1,500	1,520,190
WFRBS Commercial Mortgage Trust:
Series 2012-C7, Class A1, 2.30%, 6/15/45	498	500,300
Series 2012-C7, Class A2, 3.43%, 6/15/45	800	829,648
Series 2013-C11, Class A5, 3.07%, 3/15/45	500	507,917
Total Non-Agency Mortgage-Backed Securities — 1.0%		33,985,485

U.S. Government Sponsored Agency Securities
Agency Obligations — 1.6%
Fannie Mae:
0.88%, 5/21/18	2,328	2,320,057
1.13%, 7/20/18	3,000	2,998,113
1.63%, 1/21/20	500	500,922
1.75%, 9/12/19	1,000	1,006,302
2.63%, 9/06/24	5,000	5,076,380
4.50%, 3/01/47	80	85,968
6.25%, 5/15/29	2,850	3,814,480
6.63%, 11/15/30	149	210,145
7.25%, 5/15/30	550	806,390
Federal Home Loan Bank:
1.00%, 9/26/19	6,000	5,934,504
1.38%, 2/18/21	7,000	6,892,851
5.50%, 7/15/36	2,100	2,782,065
Financing Corp., 8.60%, 9/26/19	200	234,061
Freddie Mac:
1.13%, 8/12/21	3,032	2,927,812
1.75%, 5/30/19	420	423,290
2.38%, 1/13/22	15,430	15,708,975
4.88%, 6/13/18	250	260,730
6.25%, 7/15/32	1,300	1,810,458

U.S. Government Sponsored Agency Securities	Par (000)	Value
Agency Obligations (continued)
NCUA Guaranteed Notes, 3.00%, 6/12/19	$1,000	$1,033,540
Tennessee Valley Authority, 3.50%, 12/15/42	140	140,942

		54,967,985
Commercial Mortgage-Backed Securities — 0.6%
Fannie Mae:
Series 2014-M1, Class ASQ2, 2.32%, 11/25/18 (d)	799	805,264
Series 2012-M9, Class A2, 2.48%, 4/25/22	2,000	2,015,203
Series 2014-M6, Class A2, 2.68%, 5/25/21 (d)	150	151,272
Series 2014-M2, Class ASV2, 2.78%, 6/25/21 (d)	461	468,277
Series 2014-M13, Class A2, 3.02%, 8/25/24 (d)	500	502,047
Freddie Mac:
Series K713, Class A2, 2.31%, 3/25/20	300	302,941
Series K026, Class A2, 2.51%, 11/25/22	200	200,840
Series K038, Class A1, 2.60%, 10/25/23	206	209,075
Series K014, Class A1, 2.79%, 10/25/20	71	71,582
Series K017, Class A2, 2.87%, 12/25/21	7,500	7,708,997
Series K033, Class A2, 3.06%, 7/25/23 (d)	100	102,884
Series K052, Class A2, 3.15%, 11/25/25	750	767,287
Series K031, Class A2, 3.30%, 4/25/23 (d)	100	104,426
Series K006, Class A1, 3.40%, 7/25/19	209	214,028
Series K004, Class A1, 3.41%, 5/25/19	297	303,237
Series K035, Class A2, 3.46%, 8/25/23 (d)	2,000	2,102,033
Series K037, Class A2, 3.49%, 1/25/24	200	211,939
Series K034, Class A2, 3.53%, 7/25/23 (d)	3,900	4,117,026
Series K013, Class A2, 3.97%, 1/25/21 (d)	500	531,512
Series K003, Class A5, 5.09%, 3/25/19	300	315,209

		21,205,079

BLACKROCK U.S. TOTAL BOND INDEX MASTER PORTFOLIO	MARCH 31, 2017	33

Schedule of Investments (continued)	BlackRock U.S. Total Bond Index Master Portfolio

U.S. Government Sponsored Agency Securities	Par (000)	Value
Mortgage-Backed Securities — 29.0%
Fannie Mae Mortgage-Backed Securities:
1.90%, 4/01/43 (d)	$266	$274,546
1.90%, 5/01/43 (d)	533	548,000
2.04%, 6/01/43 (d)	593	601,256
2.47%, 8/01/42 (d)	176	181,226
2.50%, 9/01/28 - 4/01/47 (e)	42,303	42,159,418
3.00%, 1/01/27 - 4/01/47 (e)	133,423	133,593,786
3.02%, 8/01/41 (d)	43	44,965
3.10%, 11/01/40 (d)	23	24,769
3.50%, 2/01/26 - 5/01/47 (e)	130,922	134,383,237
4.00%, 10/01/25 - 4/01/47 (e)	80,558	84,608,719
4.50%, 5/01/24 - 4/01/47 (e)	28,113	30,121,526
5.00%, 1/01/19 - 4/01/47 (e)	17,895	19,521,318
5.50%, 4/01/36 - 4/01/47 (e)	6,631	7,366,139
6.00%, 3/01/34 - 4/01/47 (e)	7,967	9,005,165
6.50%, 7/01/32	150	173,243
7.00%, 2/01/32	27	28,944
Freddie Mac Mortgage-Backed Securities:
1.79%, 6/01/43 (d)	103	105,477
2.50%, 7/01/28 - 4/01/32 (e)	27,609	27,636,309
3.00%, 3/01/27 - 4/01/47 (e)	93,360	93,421,471
3.10%, 8/01/41 (d)	29	30,442
3.20%, 9/01/40 (d)	55	58,572
3.50%, 3/01/32 - 4/01/47 (e)	75,761	77,771,176
4.00%, 5/01/19 - 4/01/47 (e)	43,738	45,857,311
4.50%, 4/01/18 - 4/01/47 (e)	17,383	18,623,582
5.00%, 10/01/18 - 4/01/47 (e)	10,688	11,617,530
5.50%, 6/01/35 - 4/01/47 (e)	6,342	7,042,499
6.50%, 6/01/31	58	64,678
8.00%, 12/01/24	152	165,785
Ginnie Mae Mortgage-Backed Securities:
2.50%, 5/20/45 - 4/01/47 (e)	3,304	3,204,604
3.00%, 5/15/43 - 4/01/47 (e)	90,022	90,805,073
3.50%, 9/20/42 - 4/01/47 (e)	107,506	111,526,738
4.00%, 3/15/41 - 4/20/47 (e)	41,501	43,858,039
4.50%, 7/15/39 - 4/01/47 (e)	21,204	22,663,923
5.00%, 11/15/39 - 4/01/47 (e)	12,603	13,614,099
5.50%, 12/15/32 - 7/20/40	453	498,262
6.00%, 3/15/35 - 10/20/38	281	323,098
6.50%, 9/15/36	169	196,326
7.50%, 12/15/23	131	146,365

		1,031,867,616
Total U.S. Government Sponsored Agency Securities — 31.2%		1,108,040,680

U.S. Treasury Obligations	Par (000)	Value
U.S. Treasury Bonds:
8.88%, 2/15/19	$3,000	$3,428,907
8.13%, 8/15/19	19,000	21,985,812
8.75%, 8/15/20	6,400	7,890,752
7.63%, 11/15/22	3,400	4,405,788
1.50%, 3/31/23	31,500	30,413,502
6.25%, 8/15/23	2,050	2,554,573
7.63%, 2/15/25	375	520,356
6.00%, 2/15/26	2,660	3,437,715
6.75%, 8/15/26	7,500	10,265,917
6.50%, 11/15/26	900	1,218,340
6.63%, 2/15/27	3,500	4,803,477
6.38%, 8/15/27	4,000	5,449,844
6.13%, 11/15/27	2,080	2,798,494
5.25%, 2/15/29	2,000	2,564,140
6.13%, 8/15/29	2,500	3,462,500
5.38%, 2/15/31	14,000	18,693,822
4.50%, 2/15/36	13,766	17,458,082
4.75%, 2/15/37	1,450	1,893,213
5.00%, 5/15/37	6,000	8,069,532
4.38%, 2/15/38	2,500	3,120,020
4.50%, 5/15/38	1,000	1,268,359
3.50%, 2/15/39	4,300	4,732,520
4.25%, 5/15/39	2,775	3,388,861
4.50%, 8/15/39	1,700	2,147,114
4.38%, 11/15/39	1,800	2,234,110
4.63%, 2/15/40	1,230	1,579,925
4.38%, 5/15/40	1,650	2,048,643
3.88%, 8/15/40	860	994,241
4.25%, 11/15/40	7,528	9,188,278
4.75%, 2/15/41	11,000	14,400,980
4.38%, 5/15/41	5,610	6,984,231
3.75%, 8/15/41	6,550	7,427,340
3.13%, 11/15/41	10,700	10,949,524
3.13%, 2/15/42	20,850	21,331,343
3.00%, 5/15/42	480	479,812
2.75%, 8/15/42	750	715,019
2.75%, 11/15/42	4,200	3,999,022
3.13%, 2/15/43	3,050	3,110,524
2.88%, 5/15/43	250	243,408
3.63%, 8/15/43	2,500	2,783,693
3.75%, 11/15/43	1,700	1,934,415
3.63%, 2/15/44	1,000	1,114,219
3.38%, 5/15/44	1,600	1,707,437
3.13%, 8/15/44	2,000	2,038,906
3.00%, 11/15/44	6,300	6,271,209
2.50%, 2/15/45	4,500	4,043,497
3.00%, 5/15/45	12,600	12,526,668
2.88%, 8/15/45	7,500	7,273,537
3.00%, 11/15/45	11,900	11,826,553
2.50%, 2/15/46	12,000	10,755,000
2.50%, 5/15/46	8,350	7,478,143
2.25%, 8/15/46	1,000	846,328
2.88%, 11/15/46	8,500	8,247,320
3.00%, 2/15/47	6,000	5,978,670

34	BLACKROCK U.S. TOTAL BOND INDEX MASTER PORTFOLIO	MARCH 31, 2017

Schedule of Investments (continued)	BlackRock U.S. Total Bond Index Master Portfolio

U.S. Treasury Obligations	Par (000)	Value
U.S. Treasury Notes:
0.75%, 4/15/18	$9,000	$8,967,654
0.63%, 4/30/18	1,500	1,492,208
2.63%, 4/30/18	15,000	15,242,580
1.00%, 5/15/18	7,000	6,991,250
1.00%, 5/31/18	10,000	9,985,940
1.13%, 6/15/18	8,000	7,999,064
0.88%, 7/15/18	5,000	4,982,810
1.38%, 7/31/18	25,000	25,072,275
4.00%, 8/15/18	500	519,512
1.38%, 9/30/18	3,500	3,510,255
0.88%, 10/15/18	17,000	16,920,984
1.75%, 10/31/18	2,250	2,269,688
1.25%, 12/31/18	43,080	43,101,885
1.38%, 12/31/18	4,030	4,040,389
1.50%, 12/31/18	21,315	21,414,925
1.13%, 1/15/19	20,000	19,961,720
1.25%, 1/31/19	11,400	11,403,557
1.50%, 2/28/19	10,000	10,046,880
1.00%, 3/15/19	5,000	4,974,415
1.50%, 3/31/19	10,000	10,047,270
1.63%, 3/31/19	1,500	1,510,547
0.88%, 4/15/19	5,000	4,959,375
1.25%, 4/30/19	4,300	4,297,312
1.63%, 4/30/19	17,000	17,117,538
1.50%, 5/31/19	14,000	14,060,704
0.75%, 7/15/19	25,000	24,670,900
0.88%, 7/31/19	1,500	1,484,121
1.00%, 8/31/19	7,300	7,235,556
1.63%, 8/31/19	4,000	4,023,908
1.75%, 9/30/19	10,000	10,089,450
1.00%, 10/15/19	9,000	8,910,000
1.50%, 10/31/19	20,000	20,040,620
1.00%, 11/15/19	22,000	21,757,648
1.00%, 11/30/19	4,000	3,956,564
1.50%, 11/30/19	16,500	16,527,720
1.38%, 12/15/19	10,000	9,981,250
1.13%, 12/31/19	4,750	4,709,178
1.63%, 12/31/19	32,500	32,649,792
1.25%, 1/31/20	25,000	24,838,875
1.38%, 1/31/20	750	748,008
1.38%, 2/15/20	11,000	10,965,196
3.63%, 2/15/20	7,500	7,953,517
1.25%, 2/29/20	6,200	6,155,682
1.38%, 2/29/20	5,700	5,678,403
1.63%, 3/15/20	24,000	24,086,256
1.13%, 3/31/20	11,500	11,367,037
1.13%, 4/30/20	2,700	2,665,829
1.38%, 4/30/20	6,200	6,167,307
1.38%, 5/31/20	4,400	4,372,328
1.88%, 6/30/20	2,000	2,018,282
2.00%, 7/31/20	6,500	6,581,757
2.63%, 8/15/20	4,140	4,273,093
2.13%, 8/31/20	7,000	7,110,194
1.38%, 10/31/20	10,000	9,890,620

U.S. Treasury Obligations	Par (000)	Value
U.S. Treasury Notes (continued):
1.75%, 10/31/20	$500	$501,094
2.63%, 11/15/20	1,000	1,032,617
1.63%, 11/30/20	6,000	5,982,420
2.00%, 11/30/20	5,300	5,354,240
1.75%, 12/31/20	3,800	3,802,820
2.38%, 12/31/20	900	921,200
2.13%, 1/31/21	11,800	11,961,330
3.63%, 2/15/21	2,310	2,473,144
2.00%, 2/28/21	12,700	12,811,125
1.25%, 3/31/21	9,000	8,814,375
2.25%, 3/31/21	11,500	11,703,941
1.38%, 4/30/21	5,000	4,916,015
3.13%, 5/15/21	3,000	3,156,093
2.00%, 5/31/21	5,000	5,037,890
1.13%, 6/30/21	4,500	4,369,747
2.13%, 6/30/21	10,000	10,119,530
2.25%, 7/31/21	12,804	13,014,562
1.13%, 8/31/21	3,000	2,906,367
2.00%, 8/31/21	8,500	8,547,149
2.13%, 9/30/21	7,900	7,981,465
1.25%, 10/31/21	8,000	7,775,936
2.00%, 10/31/21	9,000	9,041,130
2.00%, 11/15/21	3,700	3,717,053
1.75%, 11/30/21	6,000	5,960,862
1.88%, 11/30/21	3,000	2,996,484
2.00%, 12/31/21	12,000	12,045,936
2.13%, 12/31/21	10,000	10,094,530
1.50%, 1/31/22	3,500	3,431,092
1.88%, 1/31/22	5,000	4,989,060
1.75%, 2/28/22	1,500	1,486,758
1.88%, 2/28/22	5,000	4,989,260
1.75%, 3/31/22	9,100	9,015,397
1.88%, 3/31/22	18,000	17,953,596
1.75%, 4/30/22	3,000	2,969,298
2.13%, 6/30/22	8,000	8,055,312
1.88%, 8/31/22	4,958	4,920,042
1.63%, 11/15/22	3,000	2,931,093
2.00%, 11/30/22	11,000	10,959,179
2.13%, 12/31/22	5,000	5,012,110
1.75%, 1/31/23	14,600	14,329,097
1.50%, 2/28/23	3,200	3,093,501
1.63%, 4/30/23	4,000	3,886,564
1.75%, 5/15/23	1,000	978,320
1.63%, 5/31/23	4,000	3,882,812
1.38%, 6/30/23	11,500	10,987,445
1.25%, 7/31/23	4,000	3,785,936
2.50%, 8/15/23	4,000	4,080,936
1.38%, 8/31/23	8,000	7,623,128
1.38%, 9/30/23	4,000	3,807,188
2.75%, 11/15/23	3,000	3,106,056
2.13%, 11/30/23	24,000	23,917,488
2.25%, 12/31/23	6,000	6,021,564
2.25%, 1/31/24	12,000	12,037,500
2.75%, 2/15/24	7,000	7,243,362

BLACKROCK U.S. TOTAL BOND INDEX MASTER PORTFOLIO	MARCH 31, 2017	35

Schedule of Investments (continued)	BlackRock U.S. Total Bond Index Master Portfolio

U.S. Treasury Obligations	Par (000)	Value
U.S. Treasury Notes (continued):
2.13%, 2/29/24	$6,000	$5,967,654
2.13%, 3/31/24	10,000	9,941,020
2.50%, 5/15/24	2,300	2,341,239
2.38%, 8/15/24	7,500	7,560,060
2.25%, 11/15/24	8,980	8,957,900
2.00%, 2/15/25	6,984	6,829,863
2.13%, 5/15/25	9,000	8,864,298
2.25%, 11/15/25	1,600	1,586,187
1.63%, 2/15/26	3,000	2,820,585
1.63%, 5/15/26	350	328,303
1.50%, 8/15/26	3,500	3,238,592
2.00%, 11/15/26	1,000	966,016
2.25%, 2/15/27	8,000	7,897,816
Total U.S. Treasury Obligations — 37.7%		1,338,115,145
Total Long-Term Investments (Cost — $3,559,862,004) — 99.7%		3,541,587,789

Short-Term Securities	Shares
BlackRock Cash Funds: Institutional, SL Agency Shares, 1.11% (c)(f)	508,392,711	508,596,068
BlackRock Cash Funds: Treasury, SL Agency Shares, 0.68% (c)(f)	100,000	100,000
Total Short-Term Securities (Cost — $508,529,541) — 14.3%		508,696,068
Total Investments Before TBA Sale Commitments (Cost — $4,068,391,545) — 114.0%		4,050,283,857

TBA Sale Commitments (e)	Par (000)	Value
Fannie Mae Mortgage-Backed Securities :
2.50%, 4/13/47	$250	$(238,164)
3.50%, 4/13/47	12,881	(13,174,848)
4.00%, 4/13/47	5,249	(5,504,889)
4.50%, 4/13/47	240	(257,325)
Freddie Mac Mortgage-Backed Securities :
2.50%, 4/18/32	250	(250,195)
3.00%, 4/18/32 - 4/13/47	1,250	(1,247,031)
4.00%, 4/13/47	2,386	(2,502,690)
4.50%, 4/13/47	395	(423,206)
Total TBA Sale Commitments (Proceeds — $23,532,596) — (0.7)%		(23,598,348)
Total Investments, Net of TBA Sale Commitments (Cost — $4,044,858,949) — 113.3%		4,026,685,509
Liabilities in Excess of Other Assets — (13.3)%		(472,209,374)

Net Assets — 100.0%		$3,554,476,135

*	As of March 31, 2017, gross unrealized appreciation and depreciation based on cost for U.S. federal income tax purposes were as follows:

Tax cost	$4,067,447,712

Gross unrealized appreciation	$20,178,430
Gross unrealized depreciation	(60,940,633)

Net unrealized depreciation	$(40,762,203)

Notes to Schedule of Investments

(a)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(b)	Step-up bond that pays an initial coupon rate for the first period and then a higher coupon rate for the following periods. Rate as of period end.

36	BLACKROCK U.S. TOTAL BOND INDEX MASTER PORTFOLIO	MARCH 31, 2017

Schedule of Investments (continued)	BlackRock U.S. Total Bond Index Master Portfolio

(c)	During the period ended March 31, 2017, investments in issuers considered to be affiliates of the Master Portfolio for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares/Par Held at December 31, 2016	Shares/Par Purchased		Shares/ Par Sold	Shares/Par Value Held at March 31, 2017	Value at March 31, 2017	Income		Net Realized Gain	Change in Unrealized Appreciation (Depreciation)
BlackRock Cash Funds: Institutional, SL Agency Shares	478,391,317	30,001,394	[1]	—	508,392,711	$508,596,068	$1,217,253	[2]	$1,810	$92,025
BlackRock Cash Funds: Treasury, SL Agency Shares	100,000	—		—	100,000	100,000	125		—	—
PNC Bank NA, 1.85%, 7/20/18	$500,000	—		—	$500,000	501,097	2,313		—	991
PNC Bank NA, 2.20%, 1/28/19	$500,000	—		—	$500,000	503,409	2,750		—	1,107
PNC Bank NA, 2.25%, 7/02/19	$350,000	—		—	$350,000	352,562	1,969		—	376
PNC Bank NA, 1.45%, 7/29/19	$500,000	—		—	$500,000	494,236	1,813		—	1,194
PNC Bank NA, 2.30%, 6/01/20	$500,000	—		—	$500,000	501,428	2,875		—	1,644
PNC Bank NA, 2.45% 11/05/20	$1,250,000	—		—	$1,250,000	1,255,419	7,656		—	4,563
PNC Bank NA, 2.15% 4/29/21	$500,000	—		—	$500,000	495,088	2,688		—	2,116
PNC Bank NA, 2.95%, 1/30/23	$250,000	—		—	$250,000	250,956	1,844		—	4,569
PNC Bank NA, 2.95%, 2/23/25	$250,000	—		—	$250,000	246,742	1,844		—	1,259
PNC Funding Corp., 3.30% 3/08/22	$150,000	—		$(75,000)	$75,000	77,236	1,079		1,106	(1,162)
Total						$513,374,241	$1,244,209		$2,916	$108,682

[1] Represents net shares purchased.

[2]    Represents all or a portion of securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees, and other payments to and from borrowers of securities, and less the collateral investment expenses.

(d)	Variable rate security. Rate as of period end.

BLACKROCK U.S. TOTAL BOND INDEX MASTER PORTFOLIO	MARCH 31, 2017	37

Schedule of Investments (continued)	BlackRock U.S. Total Bond Index Master Portfolio

(e)	Represents or includes a TBA transaction. As of period end, unsettled TBA transactions were as follows:

Counterparty	Value	Unrealized Appreciation (Depreciation)
Bank of America Securities LLC	$80,928,275	$733,940
Barclays Bank PLC	$65,893,483	$436,144.02
BNP Paribas Securities Corp.	$16,742,007	$38,728
Citigroup Global Markets, Inc.	$23,383,070	$249,687
Credit Suisse Securities (USA) LLC	$126,305,958	$656,131
Deutsche Bank Securities, Inc.	$3,087,695	$8,744
Goldman Sachs & Co.	$28,143,037	$209,878
J.P. Morgan Securities LLC	$72,754,258	$731,907
Mizuho Securities USA, Inc.	$12,119,121	$71,135
Morgan Stanley & Co. LLC	$29,019,573	$397,228
Nomura Securities International, Inc.	$24,241,645	$132,739
RBC Capital Markets, LLC	$10,602,338	$162,685
Wells Fargo Securities, LLC	$3,208,521	$35,344

(f)	Current yield as of period end.

Portfolio Abbreviations

AGM	Assured Guaranty Municipal Corp.
ARB	Airport Revenue Bonds
EDA	Economic Development Authority
GO	General Obligation Bonds
NPFGC	National Public Finance Guarantee Corp.
RB	Revenue Bonds
TBA	To-be-announced
S&P	Standard and Poor’s

38	BLACKROCK U.S. TOTAL BOND INDEX MASTER PORTFOLIO	MARCH 31, 2017

Schedule of Investments (concluded)	BlackRock U.S. Total Bond Index Master Portfolio

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Master Portfolio has the ability to access

•

Level 2 — other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Master Portfolio’s own assumptions used in determining the fair value of investments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the BlackRock Global Valuation Methodologies Committee (the “Global Valuation Committee”) in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. Level 3 investments may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the Global Valuation Committee in the absence of market information.

Changes in valuation techniques may result in transfers into or out of an assigned level within the hierarchy. In accordance with the Master Portfolio’s policy, transfers between different levels of the fair value hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments and is based on the pricing transparency of the investments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Master Portfolio’s policy regarding valuation of investments, refer to the Master Portfolio’s most recent financial statements as contained in its annual report.

The following table summarizes the Master Portfolio’s investments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Long-Term Investments:
Asset-Backed Securities	—	$12,146,507	—	$12,146,507
Corporate Bonds	—	921,523,746	—	921,523,746
Foreign Agency Obligations	—	106,765,000	—	106,765,000
Municipal Bonds	—	21,011,226	—	21,011,226
Non-Agency Mortgage-Backed Securities	—	33,985,485	—	33,985,485
U.S. Government Sponsored Agency Securities	—	1,108,040,680	—	1,108,040,680
U.S. Treasury Obligations	—	1,338,115,145	—	1,338,115,145
Short-Term Securities	$508,696,068	—	—	508,696,068
Liabilities:
Investments:
TBA Sale Commitments	—	(23,598,348)	—	(23,598,348)

Total	$508,696,068	$3,517,989,441	—	$4,026,685,509

During the period ended March 31, 2017, there were no transfers between levels.

BLACKROCK U.S. TOTAL BOND INDEX MASTER PORTFOLIO	MARCH 31, 2017	39

Item 2 –	Controls and Procedures

2(a) –	The registrants’ principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrants’ disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.

2(b) –	There were no changes in the registrants’ internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrants’ last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrants’ internal control over financial reporting.

Item 3 –	Exhibits

Certifications – Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, each registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock Funds III and Master Investment Portfolio

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock Funds III and Master Investment Portfolio

Date:	May 23, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of each registrant and in the capacities and on the dates indicated.

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock Funds III and Master Investment Portfolio

Date:	May 23, 2017

By:	/s/ Neal J. Andrews
Neal J. Andrews
Chief Financial Officer (principal financial officer) of
BlackRock Funds III and Master Investment Portfolio

Date:	May 23, 2017